Nuveen All-American Municipal Bond Fund
Portfolio of Investments June 30, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.8%
X – MUNICIPAL BONDS - 97 .5%
X 4,620,104,049
Alabama - 0.4%
Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A:
$ 3,500 4.000%, 7/01/38 7/28 at 100.00 Aa3   $ 3,447,115
3,500 4.000%, 7/01/43 7/28 at 100.00 Aa3   3,401,160
2,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 BB   2,047,080
4,220 Infirmary Health System Special Care Facilities Financing Authority
of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc.,
Series 2016A, 5.000%, 2/01/41
2/26 at 100.00 A-   4,270,134
500 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R   497,210
5,810 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series
2019B, 4.000%, 9/01/48
9/29 at 100.00 AA-   5,537,220
Total Alabama 19,199,919
Alaska - 0.0%
615 Alaska Industrial Development and Export Authority, Revenue Bonds,
Greater Fairbanks Community Hospital Foundation Project, Refunding
Series 2019, 4.000%, 4/01/34
4/29 at 100.00 A+   617,122
Total Alaska 617,122
Arizona - 2.3%
1,415 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R   1,419,033
1,250 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/49, 144A
7/29 at 100.00 BB+   1,139,975
19,000 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Senior Series
2022A-1, 4.000%, 12/01/51, 144A
12/31 at 100.00 BB   14,632,090
9,530 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A   9,755,670
Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A:
1,250 5.000%, 9/01/37 9/28 at 100.00 A+   1,319,188
935 5.000%, 9/01/42 9/28 at 100.00 A+   956,785
3,500 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2023A-2, 5.000%, 1/01/53, (Mandatory
Put 5/15/28)
5/27 at 101.68 AA-   3,773,840
10,750 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2023A-3, 5.000%, 1/01/53, (Mandatory
Put 11/01/30)
11/29 at 101.58 AA-   11,944,325
2,500 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement Project 2011 and
2017, Series 2018, 5.000%, 7/01/36
7/27 at 100.00 AAA   2,659,325

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 80 Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health
Corporation, Series 2005, 5.000%, 4/01/25, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (4) $ 81,074
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Refunding Series 2023:
3,460 5.000%, 7/01/30, (AMT) No Opt. Call Aa2   3,795,793
3,050 5.000%, 7/01/31, (AMT) No Opt. Call Aa2   3,383,945
2,795 5.000%, 7/01/32, (AMT) No Opt. Call Aa2   3,129,813
Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility
Charge Revenue Bonds, Series 2019A:
1,500 5.000%, 7/01/33 7/29 at 100.00 A   1,637,055
6,380 5.000%, 7/01/35 7/29 at 100.00 A   6,914,644
1,000 5.000%, 7/01/38 7/29 at 100.00 A   1,066,140
1,000 5.000%, 7/01/39 7/29 at 100.00 A   1,062,830
7,200 5.000%, 7/01/45 7/29 at 100.00 A   7,548,048
Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B:
1,650 5.500%, 7/01/31 - FGIC Insured No Opt. Call AA   1,975,809
6,000 5.500%, 7/01/39 - FGIC Insured No Opt. Call AA   7,314,000
3,500 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Refunding Series 2022. Forward Delivery, 4.000%, 6/15/41, 144A
6/26 at 100.00 N/R   2,872,800
400 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2016, 6.500%, 2/01/48, 144A
2/24 at 100.00 N/R   401,416
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,000 5.250%, 12/01/28 No Opt. Call A3   1,053,410
13,155 5.000%, 12/01/32 No Opt. Call A3   13,969,295
7,000 5.000%, 12/01/37 No Opt. Call A3   7,326,620
Total Arizona 111,132,923
Arkansas - 0.4%
5,045 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB   5,053,476
7,370 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba2   6,685,327
Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1:
2,500 5.000%, 9/01/39 9/30 at 100.00 BBB+   2,556,200
5,545 5.000%, 9/01/40 9/30 at 100.00 BBB+   5,649,024
Total Arkansas 19,944,027
California - 12.9%
2,765 Alvord Unified School District, Riverside County, California, General
Obligation Bonds, Refunding Series 2002A, 5.900%, 8/01/30 - NPFG
Insured
No Opt. Call AA   3,039,979
2,000 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R   2,024,360
10,050 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023D, 5.500%, 5/01/54, (Mandatory
Put 11/01/28)
8/28 at 100.24 A2   10,608,780
7,630 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R   5,329,937

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 25,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R   $ 20,880,421
475 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 BBB+   483,099
10,000 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46
11/26 at 100.00 A+   10,308,200
1,670 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 BBB+   1,692,963
3,015 California Health Facilities Financing Authority, Revenue Bonds, El
Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 AA   3,066,044
California Health Facilities Financing Authority, Revenue Bonds, El
Camino Hospital, Series 2017:
1,395 5.000%, 2/01/30 2/27 at 100.00 AA   1,487,684
1,105 5.000%, 2/01/31 2/27 at 100.00 AA   1,177,996
13,305 California Health Facilities Financing Authority, Revenue Bonds, PIH
Health, Series 2020A, 3.000%, 6/01/47 - BAM Insured
6/30 at 100.00 AA   10,320,156
485 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 A   487,406
2,120 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified Series
2019, 5.000%, 8/01/44
8/29 at 100.00 AA   2,279,700
4,200 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Nova Academy Project, Series 2016A, 5.000%, 6/15/36, 144A
6/26 at 100.00 BB   4,187,862
610 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 N/R   586,973
California Municipal Finance Authority, Revenue Bonds, Biola University,
Refunding Series 2017:
470 5.000%, 10/01/29 10/27 at 100.00 Baa1   490,586
1,000 5.000%, 10/01/31 10/27 at 100.00 Baa1   1,042,280
California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A:
9,185 5.000%, 7/01/42 7/27 at 100.00 Baa2   9,371,915
5,945 5.000%, 7/01/47 7/27 at 100.00 Baa2   6,029,835
5,000 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 Baa2   5,101,750
California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A:
14,000 5.000%, 12/31/37, (AMT) 6/28 at 100.00 BBB-   14,403,620
27,110 5.000%, 12/31/38, (AMT) 6/28 at 100.00 BBB-   27,847,663
2,190 5.000%, 12/31/43, (AMT) 6/28 at 100.00 BBB-   2,225,653
3,560 5.000%, 12/31/47, (AMT) 6/28 at 100.00 BBB-   3,598,413
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A:
1,000 5.000%, 11/01/30 11/26 at 100.00 BBB-   1,022,480
1,040 5.250%, 11/01/31 11/26 at 100.00 BBB-   1,069,640
10,625 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/42
2/27 at 100.00 A3   10,890,625

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination
Project, Series 2012:
$ 8,965 5.000%, 7/01/37, (AMT), 144A 1/24 at 100.00 BBB   $ 8,972,620
13,975 5.000%, 11/21/45, (AMT), 144A 1/24 at 100.00 BBB   13,881,088
California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019:
1,625 5.000%, 7/01/39, 144A 1/29 at 100.00 BBB   1,664,910
640 5.000%, 11/21/45, 144A 1/29 at 100.00 BBB   649,190
1,450 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017, 5.000%, 10/15/37
10/26 at 100.00 BBB-   1,475,506
California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A:
1,225 5.000%, 11/15/51, 144A 11/29 at 102.00 N/R   1,080,070
440 5.000%, 11/15/56, 144A 11/29 at 102.00 N/R   381,920
California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Refunding Series 2023B:
2,150 5.000%, 12/01/34 12/32 at 100.00 Aa3   2,557,102
1,115 5.000%, 12/01/35 12/32 at 100.00 Aa3   1,312,266
1,600 5.000%, 12/01/37 12/32 at 100.00 Aa3   1,849,952
17,385 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/50
11/28 at 100.00 Aa2   18,558,487
16,245 California State University, Systemwide Revenue Bonds, Series 2019A,
5.000%, 11/01/44
11/29 at 100.00 Aa2   17,618,352
California State, General Obligation Bonds, Various Purpose Refunding
Series 2023:
1,000 4.000%, 10/01/42 4/33 at 100.00 Aa2   1,018,680
23,215 5.000%, 10/01/42 4/33 at 100.00 Aa2   26,462,779
12,000 California State, General Obligation Bonds, Various Purpose Series
2017, 5.000%, 8/01/46
8/26 at 100.00 Aa2   12,577,080
8,580 California State, General Obligation Bonds, Various Purpose Series
2023, 5.250%, 10/01/45
4/33 at 100.00 Aa2   9,923,285
1,585 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 BB+   1,571,448
1,100 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/41, 144A
6/26 at 100.00 BB+   1,083,797
600 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities & Services Project, Series 2017A,
5.000%, 4/01/47
4/27 at 100.00 A   609,678
2,900 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57
12/27 at 100.00 A+   2,981,722
California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017:
5,000 5.000%, 5/15/47 5/27 at 100.00 Baa1   5,064,400
1,750 5.000%, 5/15/50 5/27 at 100.00 Baa1   1,768,848
California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A:
13 5.750%, 7/01/30 (5),(6) 9/23 at 100.00 N/R   12,433
85 5.750%, 7/01/35 (5),(6) 9/23 at 100.00 N/R   85,377
32 5.500%, 7/01/39 (5),(6) 9/23 at 100.00 N/R   32,217

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,475 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 N/R   $ 4,795,644
3,800 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A,
5.000%, 1/01/54, 144A
1/31 at 100.00 N/R   3,271,040
6,170 Elk Grove Finance Authority, California, Special Tax Revenue Bonds,
Series 2016, 5.000%, 9/01/46
9/26 at 100.00 N/R   6,196,531
13,430 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-
2, 0.000%, 6/01/66
12/31 at 27.75 N/R   1,465,750
8,960 Hayward Unified School District, Alameda County, California, General
Obligation Bonds, Election 2014, Series 2017, 4.000%, 8/01/39 -
AGM Insured
8/26 at 100.00 AAA   8,996,378
Irvine Facilities Financing Authority, California, Special Tax Revenue
Bonds, Great Park Infrastructure Project Series 2023A:
3,135 5.000%, 9/01/41 9/33 at 100.00 AA-   3,532,675
4,900 5.000%, 9/01/42 9/33 at 100.00 AA-   5,497,849
5,810 5.000%, 9/01/43 9/33 at 100.00 AA-   6,506,851
1,980 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/23 - AGM Insured
No Opt. Call AA   1,959,269
2,750 Lammersville Joint Unified School District, San Joaquin County,
California, Special Tax Bonds, Community Facilities District 2014-1
Improvement Area 1 Mountain House School Facilities, Series 2017,
5.000%, 9/01/42
9/27 at 100.00 N/R   2,804,808
Long Beach, California, Harbor Revenue Bonds, Series 2017:
1,600 5.000%, 5/15/36, (AMT) 5/27 at 100.00 AA+   1,684,064
2,700 5.000%, 5/15/37, (AMT) 5/27 at 100.00 AA+   2,827,224
6,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2020A,
5.000%, 5/15/38
11/29 at 100.00 AA   6,669,360
15,265 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2016B,
5.000%, 5/15/46, (AMT)
5/26 at 100.00 AA-   15,500,081
10,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2018C,
5.000%, 5/15/44, (AMT)
11/27 at 100.00 AA-   10,316,500
1,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022C, 5.000%, 7/01/52
1/32 at 100.00 Aa2   1,094,250
8,750 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022C, 5.000%, 7/01/43
7/32 at 100.00 Aa2   9,826,250
10,000 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/48
6/28 at 100.00 AA   10,695,000
2,500 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Green Subordinate Lien Series 2017B, 5.000%, 6/01/35
6/27 at 100.00 AA   2,697,350
1,000 Manteca Financing Authority, California, Sewer Revenue Bonds, Series
2009, 5.750%, 12/01/36
12/23 at 100.00 A1   1,011,980
Metropolitan Water District of Southern California, Water Revenue
Bonds, Refunding Series 2023A:
1,400 5.000%, 4/01/40 4/33 at 100.00 AAA   1,608,446
1,250 5.000%, 4/01/42 4/33 at 100.00 AAA   1,430,475
1,295 5.000%, 4/01/43 4/33 at 100.00 AAA   1,478,152
9,415 5.000%, 4/01/48 4/33 at 100.00 AAA   10,573,798

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,565 Morongo Band of Mission Indians, California, Enterprise Revenue
Bonds, Series 2018A, 5.000%, 10/01/42, 144A
10/28 at 100.00 BBB-   $ 2,527,705
M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009A:
2,800 7.000%, 11/01/34 No Opt. Call A   3,427,900
2,500 6.500%, 11/01/39 No Opt. Call A   3,006,675
9,940 Oakland Unified School District, Alameda County, California, General
Obligation Bonds, Election of 2020 Series 2021A, 4.000%, 8/01/46 -
BAM Insured
8/31 at 100.00 AA   9,942,684
3,075 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Series 1993,
5.800%, 8/01/23 - NPFG Insured, (ETM)
7/23 at 100.00 N/R  (4) 3,080,535
2,000 Orange County, California, Special Tax Bonds, Community Facilities
District 2016-1 Esencia Village, Series 2016A, 5.000%, 8/15/46
8/26 at 100.00 N/R   2,024,040
Palm Desert Redevelopment Agency, California, Successor Agency
Redevelopment Project Area, Series 2017A:
500 5.000%, 10/01/28 - BAM Insured 4/27 at 100.00 AA   535,715
500 5.000%, 10/01/30 - BAM Insured 4/27 at 100.00 AA   539,405
3,775 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Election 2008 Series 2009A, 0.000%, 8/01/23
No Opt. Call Aa2   3,766,091
5,500 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Series 2011A, 0.000%, 8/01/41
No Opt. Call Aa2   2,556,565
15,000 Rialto Unified School District, San Bernardino County, California,
General Obligation Bonds, 2010 Election Series 2011A, 0.000%,
8/01/41 - AGM Insured (7)
8/36 at 100.00 AA   17,125,650
2,665 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.000%, 9/01/42 - AGM Insured
9/29 at 103.00 AA   2,938,509
1,680 Rocklin, Placer County, California, Special Tax Bonds, Community
Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R   1,704,343
605 Roseville, California, Special Tax Bonds, Community Facilities District 1
Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46
9/26 at 100.00 N/R   620,978
Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C:
3,545 5.000%, 7/01/37, (AMT) 7/28 at 100.00 A+   3,712,962
6,760 5.000%, 7/01/38, (AMT) 7/28 at 100.00 A+   7,057,913
5,000 5.000%, 7/01/39, (AMT) 7/28 at 100.00 A+   5,206,550
11,110 Sacramento Municipal Utility District, California, Electric Revenue
Bonds, Refunding Series 2023D, 5.000%, 8/15/49, (Mandatory Put
10/15/30)
4/30 at 100.00 AA   12,616,405
740 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
9/23 at 100.00 N/R   742,079
11,020 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 A+   11,229,490
6,895 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Subordinate Lien Series 2018A, 5.250%, 8/01/47
8/28 at 100.00 Aa3   7,396,749
San Diego Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Refunding Series 2017A:
1,815 5.000%, 9/01/36 9/26 at 100.00 AA   1,922,393
6,160 5.000%, 9/01/40 9/26 at 100.00 AA   6,469,725

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 4,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%,
5/01/39, (AMT)
5/24 at 100.00 A+   $ 4,521,780
5,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%,
5/01/41, (AMT)
5/26 at 100.00 A+   5,104,550
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A:
5,050 5.000%, 5/01/42, (AMT) 5/27 at 100.00 A+   5,186,047
17,715 5.000%, 5/01/47, (AMT) 5/27 at 100.00 A+   18,094,101
3,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%,
5/01/48, (AMT)
5/28 at 100.00 A+   3,082,860
21,635 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%,
5/01/49, (AMT)
5/29 at 100.00 A+   22,320,180
13,300 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 A-   13,562,143
275 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47,
144A
9/27 at 100.00 N/R   289,267
5,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series 2009A,
5.750%, 8/01/31 - AGC Insured
8/26 at 100.00 AA   5,472,350
Westminster School District, Orange County, California, General
Obligation Bonds, Series 2009-A1:
2,485 0.000%, 8/01/26 - AGC Insured No Opt. Call AA   2,243,781
1,405 0.000%, 8/01/28 - AGC Insured No Opt. Call AA   1,189,010
2,920 0.000%, 8/01/29 - AGC Insured No Opt. Call AA   2,387,421
William S. Hart Union High School District, Los Angeles County,
California, Special Tax Bonds, Community Facilities District 2015-1,
Series 2017:
1,425 5.000%, 9/01/42 9/26 at 100.00 N/R   1,445,762
1,205 5.000%, 9/01/47 9/26 at 100.00 N/R   1,217,725
Total California 612,956,990
Colorado - 5.3%
2,500 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible
to Unlimited Tax Series 2018A, 5.125%, 12/01/48
12/23 at 103.00 N/R   2,324,100
880 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R   825,810
Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A:
499 4.000%, 12/01/29 9/24 at 103.00 N/R   470,607
1,310 5.000%, 12/01/39 9/24 at 103.00 N/R   1,245,967
1,350 5.000%, 12/01/48 9/24 at 103.00 N/R   1,206,455
575 Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 6.750%, 12/01/49, 144A
6/25 at 99.64 N/R   490,688
500 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 N/R   387,415

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017:
$ 7,000 5.000%, 12/01/29, 144A 7/23 at 103.00 N/R   $ 6,918,100
9,000 5.000%, 12/01/47, 144A 7/23 at 103.00 N/R   8,192,520
1,450 Colorado Educational and Cultural Facilities Authority, Charter School
Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility
Project, Series 2013, 5.000%, 6/01/26
7/23 at 100.00 A+   1,451,348
2,065 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series
2008, 6.500%, 7/01/38
7/23 at 100.00 BB+   2,067,643
3,040 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second
Campus Project, Series 2013, 7.350%, 8/01/43
8/23 at 100.00 BB+   3,045,624
4,200 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-1, 0.000%, 11/15/58,
(Mandatory Put 11/15/28) , (WI/DD)
11/27 at 101.76 AA   4,589,508
11,935 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-2, 5.000%, 11/15/57,
(Mandatory Put 11/15/33) , (WI/DD)
11/32 at 101.57 AA   13,728,114
1,400 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016,
5.000%, 1/01/37
1/24 at 102.00 N/R   1,246,756
25,105 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 A-   23,481,962
2,550 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 4.000%, 8/01/39
8/29 at 100.00 A-   2,468,655
6,155 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 N/R  (4) 6,375,780
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34
9/25 at 100.00 Baa1   3,003,900
1,750 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R   1,719,322
706 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
4.000%, 12/01/29
12/24 at 103.00 N/R   655,034
500 Copperleaf Metropolitan District 4, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020A, 5.000%, 12/01/39
3/25 at 103.00 N/R   478,910
Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022A:
7,000 5.000%, 11/15/31, (AMT) No Opt. Call AA-   7,777,350
18,390 5.000%, 11/15/34, (AMT) 11/32 at 100.00 AA-   20,449,680
3,350 5.500%, 11/15/40, (AMT) 11/32 at 100.00 AA-   3,728,650
5,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.250%, 11/15/43, (AMT)
11/23 at 100.00 A+   5,002,700
19,500 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 AA-   19,888,050
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016:
3,130 5.000%, 12/01/30 12/26 at 100.00 Baa2   3,227,124
3,310 5.000%, 12/01/31 12/26 at 100.00 Baa2   3,409,035
5,005 5.000%, 12/01/33 12/26 at 100.00 Baa2   5,131,326

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 565 5.000%, 12/01/34 12/26 at 100.00 Baa2   $ 577,453
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2000B:
20 0.000%, 9/01/29 - NPFG Insured No Opt. Call A+   16,203
395 0.000%, 9/01/30 - NPFG Insured No Opt. Call A+   307,816
20 0.000%, 9/01/32 - NPFG Insured No Opt. Call A+   14,359
25 0.000%, 9/01/33 - NPFG Insured No Opt. Call A+   17,188
9,890 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/27 - NPFG Insured
No Opt. Call A+   8,597,476
1,160 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2015, 5.000%, 12/15/28
12/25 at 100.00 Aa3   1,206,562
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014:
1,094 5.250%, 12/01/24 No Opt. Call N/R   1,089,219
1,365 6.000%, 12/01/38 12/24 at 100.00 N/R   1,286,431
750 Fossil Ridge Metropolitan District 3, Lakewood, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2020, 2.375%, 12/01/39 - BAM Insured
12/30 at 100.00 AA   553,132
845 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3,
5.875%, 12/01/50
9/25 at 103.00 N/R   814,394
2,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R   1,774,880
3,343 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R   3,364,863
1,735 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B,
5.750%, 12/15/50
12/23 at 103.00 N/R   1,684,720
Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2018A:
1,695 5.125%, 12/01/37 12/23 at 103.00 N/R   1,642,048
1,945 5.250%, 12/01/47 12/23 at 103.00 N/R   1,796,597
1,470 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R   1,315,606
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019:
4,950 5.000%, 12/01/39 12/24 at 103.00 N/R   4,768,632
15,845 5.000%, 12/01/49 12/24 at 103.00 N/R   14,399,461
620 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   623,280
830 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R   779,420
4,250 Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 5.000%,
12/15/41, 144A
12/26 at 100.00 N/R   4,202,952
2,070 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018,
5.125%, 12/15/42
12/23 at 103.00 N/R   1,979,127
2,500 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
7/23 at 103.00 N/R   2,515,825

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008:
2,170 6.250%, 11/15/28 No Opt. Call AA-   2,328,931
3,080 6.500%, 11/15/38 No Opt. Call AA-   3,720,763
2,410 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R   1,638,800
1,175 Raindance Metropolitan District 1, Acting by and through its Water
Activity Enterprise In the Town of Windsor, Weld County, Colorado,
Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.000%,
12/01/40
12/25 at 103.00 N/R   1,098,413
Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A:
1,350 3.000%, 7/15/37 1/31 at 100.00 A-   1,169,505
2,000 4.000%, 7/15/39 No Opt. Call A-   1,982,160
500 Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40, 144A
9/25 at 103.00 N/R   462,070
STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds, Refunding
& improvement Series 2019A:
555 4.000%, 12/01/29 12/24 at 103.00 N/R   517,604
500 5.000%, 12/01/38 12/24 at 103.00 N/R   467,705
575 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 A3   601,387
Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A:
1,860 4.375%, 12/01/30 9/24 at 103.00 N/R   1,746,577
2,070 5.000%, 12/01/39 9/24 at 103.00 N/R   1,989,229
3,640 5.000%, 12/01/49 9/24 at 103.00 N/R   3,317,205
4,589 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 AA   3,939,748
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019:
500 5.125%, 12/01/34 12/23 at 103.00 N/R   498,905
2,000 5.375%, 12/01/39 12/23 at 103.00 N/R   1,997,220
5,000 5.500%, 12/01/48 12/23 at 103.00 N/R   4,872,850
3,500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 N/R   3,027,675
2,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   2,458,377
3,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R   1,838,220
Total Colorado 249,989,121
Connecticut - 0.5%
860 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Healthcare Facility Expansion Church Home of Hartford Inc.
Project, Series 2016A, 5.000%, 9/01/53, 144A
9/26 at 100.00 BB   680,853
5,630 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A, 4.000%, 7/01/38
7/29 at 100.00 BBB+   5,228,750
11,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45
6/26 at 100.00 AA-   11,216,260

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 1,675 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/35
8/25 at 100.00 AA   $ 1,726,104
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A:
2,500 4.000%, 5/01/36 - BAM Insured 5/30 at 100.00 AA   2,617,575
2,550 4.000%, 5/01/39 - BAM Insured 5/30 at 100.00 AA   2,595,951
Total Connecticut 24,065,493
Delaware - 0.2%
2,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%,
10/01/45, (Mandatory Put 10/01/25)
10/25 at 100.00 BBB-   1,826,080
8,500 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/43
12/28 at 100.00 BBB   8,705,530
Total Delaware 10,531,610
District of Columbia - 0.6%
8,290 District of Columbia, Income Tax Secured Revenue Bonds, Series
2022A, 5.500%, 7/01/47
7/32 at 100.00 AAA   9,487,656
Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B:
480 4.000%, 10/01/35 10/29 at 100.00 A-   488,434
1,500 4.000%, 10/01/37 10/29 at 100.00 A-   1,504,665
2,890 4.000%, 10/01/53, (UB) (8) 10/29 at 100.00 A-   2,661,314
3,745 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B, 0.000%,
10/01/31 - AGC Insured
No Opt. Call AA   2,810,136
Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A:
2,095 5.000%, 10/01/33, (AMT) 10/28 at 100.00 AA-   2,242,299
6,375 5.000%, 10/01/34, (AMT) 10/28 at 100.00 AA-   6,801,998
3,000 5.000%, 10/01/35, (AMT) 10/28 at 100.00 AA-   3,182,340
Total District of Columbia 29,178,842
Florida - 8.0%
Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds,
Fleet Landing Project, Series 2013A:
300 5.000%, 11/15/23 No Opt. Call BBB   300,294
2,300 5.000%, 11/15/28 11/23 at 100.00 BBB   2,300,207
385 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
7/23 at 100.00 N/R   385,154
12,950 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019A,
5.000%, 9/01/44
9/29 at 100.00 A1   13,572,636
3,520 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
4.000%, 9/01/38, (AMT)
9/29 at 100.00 A1   3,459,914
Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, Franklin Academy Projects, Series 2020:
1,085 5.000%, 12/15/35, 144A 7/26 at 100.00 N/R   1,044,095
245 5.000%, 12/15/40, 144A 7/26 at 100.00 N/R   224,165
7,910 5.000%, 12/15/50, 144A 7/26 at 100.00 N/R   6,776,102
3,470 5.000%, 12/15/55, 144A 7/26 at 100.00 N/R   2,916,153
Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The
Gardens Apartments Project, Series 2015A:
1,500 4.750%, 7/01/40 7/25 at 100.00 CCC   1,113,210

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,380 5.000%, 7/01/50 7/25 at 100.00 CCC   $ 968,787
11,353 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(5)
6/28 at 100.00 N/R   1,475,918
Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A:
565 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R   530,100
610 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R   534,586
7,000 Central Florida Expressway Authority, Revenue Bonds, Senior Lien
Series 2019B, 5.000%, 7/01/49
7/29 at 100.00 A+   7,409,010
6,130 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2019,
5.000%, 10/01/49, (AMT), 144A
10/27 at 100.00 N/R   5,881,735
865 Cityplace Community Development District, Florida, Special
Assessement and  Revenue Bonds, Refunding Series 2012, 5.000%,
5/01/26
No Opt. Call A   887,066
2,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C, 5.750%, 7/01/47, 144A
7/27 at 101.00 N/R   1,976,900
1,570 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A, 6.125%, 6/15/46, 144A
6/25 at 100.00 N/R   1,573,470
1,500 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A, 6.125%, 6/15/44, 144A
6/24 at 100.00 N/R   1,514,760
315 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/50, 144A
9/27 at 100.00 N/R   260,587
10,100 Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023,
6.125%, 7/01/32, (AMT), (Mandatory Put 7/01/26), 144A
4/26 at 100.00 N/R   10,170,801
83,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   82,452,687
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
18,200 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 7/23 at 101.00 N/R   18,137,574
37,800 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 7/23 at 102.00 N/R   36,479,268
2,000 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 7/23 at 102.00 N/R   1,920,400
5,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
7/23 at 101.00 N/R   5,413,375
25,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
7/23 at 103.00 N/R   25,429,000
Florida Higher Educational Facilities Financing Authority, Revenue
Bonds, Jacksonville University Project, Series 2018A-1:
450 4.500%, 6/01/33, 144A 6/28 at 100.00 N/R   437,364
1,450 4.750%, 6/01/38, 144A 6/28 at 100.00 N/R   1,358,505
9,855 Fort Lauderdale, Florida, General Obligation Bonds, Parks & Recreation
Projects, Series 2022A, 5.000%, 7/01/48
7/32 at 100.00 AAA   10,868,882

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 26,155 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A
Tampa General Hospital, Series 2020A, 4.000%, 8/01/50
2/31 at 100.00 A   $ 23,648,305
7,860 Hollywood, Florida, General Obligation Bonds, Series 2022, 5.000%,
7/01/47
7/32 at 100.00 Aa3   8,446,042
Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020:
1,040 4.000%, 11/01/37 11/29 at 100.00 A-   990,070
1,085 4.000%, 11/01/38 11/29 at 100.00 A-   1,029,752
1,650 4.000%, 11/01/39 11/29 at 100.00 A-   1,554,184
2,170 4.000%, 11/01/40 11/29 at 100.00 A-   2,033,702
Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A:
6,285 5.250%, 10/01/42 10/27 at 100.00 AA   6,692,142
3,930 5.250%, 10/01/47 10/27 at 100.00 AA   4,161,320
385 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2007A, 5.250%, 6/15/27
7/23 at 100.00 BB   378,220
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2012A:
875 5.500%, 6/15/32, 144A 7/23 at 100.00 BB   848,225
1,375 5.750%, 6/15/42, 144A 7/23 at 100.00 BB   1,319,450
860 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%,
8/01/36
8/27 at 100.00 A+   896,335
12,195 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38, (AMT)
10/25 at 100.00 A+   12,297,682
5,025 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB) (8)
10/32 at 100.00 A   5,281,225
6,000 Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009, 0.000%, 10/01/42 - BAM Insured
No Opt. Call AA   2,588,640
Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc., Project, Series 2019:
435 5.000%, 7/01/29 , (WI/DD) No Opt. Call N/R   445,248
180 5.000%, 7/01/39 7/29 at 100.00 N/R   181,201
5,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project,
Refunding Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A-   5,303,131
10,440 School Board of Lee County, Florida, Certificates of Participation, Series
2023A, 5.000%, 8/01/42
8/33 at 100.00 Aa3   11,500,808
Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A:
5,000 5.250%, 11/15/39 11/26 at 103.00 N/R   4,104,350
1,015 5.500%, 11/15/49 11/26 at 103.00 N/R   788,807
2,610 South Broward Hospital District, Florida, Hospital Revenue Bonds,
South Broward Hospital District Obligated Group, Refunding Series
2016A, 4.000%, 5/01/44
5/26 at 100.00 AA   2,517,867
2,965 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017, 5.000%, 8/15/42
8/27 at 100.00 AA-   3,054,988
Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A:
500 5.000%, 7/01/29 1/24 at 100.00 A-   503,280

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 6,860 5.250%, 7/01/44 1/24 at 100.00 A-   $ 6,876,052
1,442 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/45
9/30 at 54.56 A1   486,819
Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B:
440 4.000%, 7/01/38 7/30 at 100.00 A2   432,384
445 4.000%, 7/01/45 7/30 at 100.00 A2   412,697
270 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)
7/23 at 100.00 N/R   247,107
290 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (5)
7/23 at 100.00 N/R   3
2,640 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A, 4.000%, 5/01/40 - AGM
Insured, 144A
5/32 at 100.00 AA   2,638,258
Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023:
1,000 4.849%, 5/01/38, 144A , (WI/DD) 5/31 at 100.00 N/R   1,009,610
1,000 5.000%, 5/01/43, 144A , (WI/DD) 5/31 at 100.00 N/R   1,012,780
4,930 Volusia County Educational Facilities Authority, Florida, Revenue
Bonds, Embry-Riddle Aeronautical University, Refunding Series 2017,
5.000%, 10/15/42
10/27 at 100.00 AA-   5,116,403
13,000 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A-   13,226,720
470 Wynnmere East Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016,
5.125%, 5/01/36
5/28 at 100.00 N/R   474,841
Total Florida 380,271,353
Georgia - 0.9%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current
Interest Series 2017A-1:
2,500 6.750%, 1/01/35 (5) 1/28 at 100.00 N/R   1,125,000
1,000 7.000%, 1/01/40 (5) 1/28 at 100.00 N/R   450,000
9,740 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%,
7/01/44
7/29 at 100.00 AA+   9,607,926
11,665 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%,
7/01/54, (Mandatory Put 7/01/29)
1/29 at 100.00 AA-   12,634,012
Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A:
1,250 5.000%, 1/01/35 7/28 at 100.00 A   1,330,637
700 5.000%, 1/01/36 7/28 at 100.00 A   742,630
405 Georgia Municipal Electric Authority, Senior Lien General Power
Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 - NPFG Insured
No Opt. Call A1   411,751
5,500 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series 2017A,
4.000%, 4/01/42
4/27 at 100.00 A+   5,297,545
1,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds,
Series 2007A, 5.500%, 9/15/28
No Opt. Call A+   1,062,020
4,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   4,351,140

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 4,500 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint Joseph's/
Candler Health System, Inc., Anticipation Certificate Series 2019A,
4.000%, 7/01/39
7/29 at 100.00 A2   $ 4,402,980
Total Georgia 41,415,641
Guam - 0.0%
Guam A.B. Won Pat  International Airport Authority, Revenue Bonds,
Series 2013C:
835 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2  (4) 840,336
775 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2   779,952
Total Guam 1,620,288
Hawaii - 0.1%
1,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
7/23 at 100.00 BB   1,000,600
4,545 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 AA-   4,576,406
Total Hawaii 5,577,006
Idaho - 0.2%
Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016:
2,300 3.500%, 9/01/33 9/26 at 100.00 BB+   2,052,911
205 5.000%, 9/01/37 9/26 at 100.00 BB+   205,482
4,250 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/37
9/28 at 100.00 A   4,381,622
1,290 Idaho Housing and Finance Association, Grant and Revenue
Anticipation Bonds, Federal Highway Trust Funds, Series 2021A,
4.000%, 7/15/38
7/31 at 100.00 A+   1,285,730
2,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series
2016A, 5.000%, 12/01/38, 144A
12/26 at 100.00 BBB-   2,023,200
Total Idaho 9,948,945
Illinois - 8.8%
67,800 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   71,091,690
Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2023:
2,125 5.250%, 4/01/35 4/33 at 100.00 A   2,360,068
1,250 5.250%, 4/01/37 4/33 at 100.00 A   1,360,050
1,600 5.000%, 4/01/38 4/33 at 100.00 A   1,697,936
1,000 5.250%, 4/01/39 4/33 at 100.00 A   1,075,410
1,960 5.500%, 4/01/42 4/33 at 100.00 A   2,127,521
625 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
7/23 at 100.00 BB+   618,081
1,215 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 BB+   1,218,025
4,540 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/34
7/23 at 100.00 BB+   4,540,045
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB+   2,048,940
35,090 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   36,861,343

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A:
$ 1,250 5.000%, 12/01/45 12/29 at 100.00 A+   $ 1,307,625
2,220 4.000%, 12/01/50 12/29 at 100.00 A+   2,083,004
17,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA   17,753,050
6,245 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/48
1/29 at 100.00 A+   6,426,792
3,715 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2020A, 4.000%, 1/01/36
1/30 at 100.00 A+   3,806,055
3,180 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 A+   3,189,031
8,805 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38, (UB) (8)
1/27 at 100.00 BBB+   9,373,011
13,760 Chicago, Illinois, General Obligation Bonds, Project and Refunding
Series 2005D, 5.500%, 1/01/40, (UB) (8)
1/25 at 100.00 BBB+   13,979,059
7,545 Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E,
5.500%, 1/01/42, (UB) (8)
1/25 at 100.00 BBB+   7,654,101
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,260 5.000%, 1/01/24 No Opt. Call BBB+   2,272,724
935 5.000%, 1/01/25 No Opt. Call BBB+   953,532
705 5.000%, 1/01/35 1/26 at 100.00 BBB+   718,726
2,175 5.000%, 1/01/38, (UB) (8) 1/26 at 100.00 BBB+   2,198,381
Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A:
50 5.000%, 1/01/27 No Opt. Call BBB+   52,367
6,000 5.000%, 1/01/30, (UB) (8) No Opt. Call BBB+   6,470,100
2,200 Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%,
1/01/39, (UB) (8)
1/25 at 100.00 BBB+   2,236,982
7,945 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second
Lien Series 2014A, 5.000%, 1/01/31
1/24 at 100.00 A   7,975,191
Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Refunding Series 2023B:
1,500 5.000%, 1/01/37 - AGM Insured 7/32 at 100.00 AA   1,670,910
2,500 5.000%, 1/01/39 - AGM Insured 7/32 at 100.00 AA   2,745,325
Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B:
1,500 5.000%, 11/01/34 - AGM Insured 5/32 at 100.00 AA   1,694,295
1,500 5.000%, 11/01/35 - AGM Insured 5/32 at 100.00 AA   1,678,860
900 5.000%, 11/01/36 - AGM Insured 5/32 at 100.00 AA   998,082
900 5.000%, 11/01/38 - AGM Insured 5/32 at 100.00 AA   989,739
2,490 5.000%, 11/01/39 - AGM Insured 5/32 at 100.00 AA   2,730,385
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Series 2018A, 4.125%, 5/15/47 - BAM Insured
11/28 at 100.00 AA   4,766,600
1,500 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, 4.000%, 2/15/41
2/27 at 100.00 AA+   1,460,280
700 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/42
9/32 at 100.00 BBB-   680,316
10,810 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 A   10,958,962
12,295 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 AA-   13,028,889

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 6,740 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 4.000%, 7/15/47
1/28 at 100.00 AA+   $ 6,415,536
10,715 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 5.000%, 11/15/45
11/25 at 100.00 A   10,792,148
20 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015A, 4.000%, 11/15/39
5/25 at 100.00 AA-   19,608
1,105 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35
8/25 at 100.00 A3   1,126,989
12,596 Illinois Housing Development Authority, Housing Revenue Bonds, MBS
Pass Through Program, Series 2017A, 3.125%, 2/01/47 2022 01
3/26 at 100.00 Aaa   11,572,713
1,240 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, GNMA Collateralized - Lifelink Developments, Series 2006,
4.850%, 4/20/41, (AMT), (UB) (8)
9/23 at 100.00 AA+   1,240,744
7,335 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
6/24 at 100.00 AA   7,433,142
5,000 Illinois State, General Obligation Bonds, December Series 2017A,
5.000%, 12/01/24
No Opt. Call A-   5,095,350
Illinois State, General Obligation Bonds, June Series 2016:
3,725 4.000%, 6/01/36 6/26 at 100.00 A-   3,671,882
4,275 4.000%, 6/01/41 - BAM Insured 6/26 at 100.00 AA   4,175,478
Illinois State, General Obligation Bonds, March Series 2021A:
2,250 4.000%, 3/01/38 3/31 at 100.00 A-   2,207,587
1,300 4.000%, 3/01/40 3/31 at 100.00 A-   1,253,915
3,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 A-   3,537,170
11,065 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 A-   12,055,539
Illinois State, General Obligation Bonds, November Series 2017D:
11,625 5.000%, 11/01/27 No Opt. Call A-   12,402,015
3,000 5.000%, 11/01/28 11/27 at 100.00 A-   3,194,550
2,000 Illinois State, General Obligation Bonds, Refunding September Series
2018A, 5.000%, 10/01/28
No Opt. Call A-   2,164,600
3,840 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior
Series 2023A, 5.250%, 1/01/43
7/33 at 100.00 AA-   4,278,835
7,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 A   7,124,040
1,225 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.000%, 6/15/53
12/25 at 100.00 A   1,231,052
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A:
10,000 0.000%, 12/15/35 - AGM Insured No Opt. Call AA   6,036,200
23,065 0.000%, 6/15/37 - NPFG Insured No Opt. Call A   12,607,098
1,838 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM
Insured
3/24 at 100.00 AA   1,848,587
4,450 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2001A,
6.000%, 7/01/27 - FGIC Insured
No Opt. Call AA+   4,834,613
5,245 Sales Tax Securitization Corporation, Illinois, Second Lien Sales Tax
Securitization Bonds, Refunding Series 2023C, 5.000%, 1/01/34 , (WI/
DD)
1/33 at 100.00 AA-   5,857,249

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien
Series 2015:
$ 15,530 4.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA   $ 15,105,255
3,485 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA   3,552,295
7,405 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A2   7,452,762
Total Illinois 415,138,435
Indiana - 2.1%
2,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   1,722,060
6,495 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 5.000%, 11/01/43
11/28 at 100.00 AA-   6,714,986
825 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/40, 144A
12/27 at 103.00 N/R   697,092
Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016:
3,710 7.000%, 12/01/34, 144A 12/24 at 100.00 N/R   3,791,063
6,075 7.250%, 12/01/44, 144A 12/24 at 100.00 N/R   6,184,411
5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44
12/28 at 100.00 A3   4,652,550
1,640 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 Baa2   1,648,741
2,830 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 N/R   2,068,617
1,600 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-1, 5.000%,
10/01/62, (Mandatory Put 7/01/28) , (WI/DD)
7/27 at 101.76 AA   1,741,040
7,700 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-2, 5.000%,
10/01/60, (Mandatory Put 7/01/30) , (WI/DD)
7/29 at 101.68 AA   8,627,234
7,500 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-3, 5.000%,
10/01/55, (Mandatory Put 7/01/32) , (WI/DD)
7/31 at 101.64 AA   8,527,575
15,205 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA   15,694,905
8,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/40
10/24 at 100.00 AA   8,120,560
5,215 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%,
1/01/32, (AMT)
1/25 at 100.00 A1   5,309,183
6,490 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A,
5.000%, 2/01/44
2/29 at 100.00 AAA   6,878,621
Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013:
70 5.875%, 1/01/24, (AMT) No Opt. Call N/R   70,435
9,185 7.000%, 1/01/44, (AMT) 1/24 at 100.00 N/R   9,322,775
8,435 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call A2   8,609,099
Total Indiana 100,380,947

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa - 0.5%
$ 2,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
7/23 at 100.00 BBB-   $ 1,955,740
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022:
6,230 4.000%, 12/01/50, (Mandatory Put 12/01/32) 12/29 at 103.00 BBB-   6,143,279
14,635 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 BBB-   14,998,533
Total Iowa 23,097,552
Kansas - 0.1%
Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016:
1,500 5.000%, 12/01/36 12/26 at 100.00 Ba2   1,457,100
1,320 5.000%, 12/01/41 12/26 at 100.00 Ba2   1,213,436
1,500 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/44
3/29 at 100.00 BB-   1,413,825
Total Kansas 4,084,361
Kentucky - 1.3%
230 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project,
Refunding Series 2019, 4.000%, 2/01/35
2/30 at 100.00 A   227,537
6,675 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1   5,281,527
Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A:
2,545 5.000%, 9/01/43 9/28 at 100.00 A2   2,637,129
2,600 5.000%, 9/01/48 9/28 at 100.00 A2   2,685,982
6,565 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 AA   6,725,711
6,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 A-   6,194,040
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A:
2,450 5.000%, 7/01/26 7/25 at 100.00 BBB+   2,475,921
2,100 5.000%, 7/01/33 7/25 at 100.00 BBB+   2,130,450
5,655 5.000%, 7/01/37 7/25 at 100.00 BBB+   5,691,871
Kentucky Municipal Power Agency, Power System Revenue Bonds,
Prairie State Project, Refunding Series 2020A. Forward Delivery:
1,000 5.000%, 9/01/34 9/29 at 100.00 Baa1   1,067,840
725 5.000%, 9/01/35 9/29 at 100.00 Baa1   771,052
Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 119, Series 2018:
2,000 5.000%, 5/01/35 5/28 at 100.00 AA-   2,144,940
2,500 5.000%, 5/01/36 5/28 at 100.00 AA-   2,660,850
4,000 5.000%, 5/01/37 5/28 at 100.00 AA-   4,225,120
Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 122, Series 2019A:
1,565 4.000%, 11/01/35 11/28 at 100.00 AA-   1,592,904
750 4.000%, 11/01/37 11/28 at 100.00 AA-   753,937

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare Inc, Series 2016A:
$ 5,735 5.000%, 10/01/31 10/26 at 100.00 A+   $ 5,971,569
2,785 4.000%, 10/01/35 10/26 at 100.00 A+   2,779,123
5,415 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare, Inc., Series 2020A,
3.000%, 10/01/43 - BAM Insured
10/29 at 100.00 AA   4,341,422
Total Kentucky 60,358,925
Louisiana - 1.2%
Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019:
2,910 5.000%, 12/01/26 No Opt. Call BB   2,889,456
3,210 5.000%, 12/01/28 No Opt. Call BB   3,146,442
3,930 5.000%, 12/01/29 No Opt. Call BB   3,844,483
3,950 5.000%, 12/01/34 12/29 at 100.00 BB   3,778,965
22,220 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A , (WI/DD)
7/23 at 100.00 N/R   22,240,887
285 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A, 4.000%, 4/01/50, (Pre-refunded
4/01/30)
4/30 at 100.00 N/R  (4) 306,036
2,030 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A   2,052,005
1,050 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A  (4) 1,067,010
6,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Series 2020E, 5.000%, 4/01/44, (AMT)
4/30 at 100.00 A   6,878,182
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   541,100
6,425 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   6,938,036
2,930 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   3,002,371
1,650 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   1,559,085
Total Louisiana 58,244,058
Maine - 0.2%
4,970 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, MaineHealth Issue, Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 A+   4,717,375
1,420 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C, 2.300%, 11/15/46
11/30 at 100.00 AA+   930,767
Portland, Maine, General Airport Revenue Bonds, Refunding Series
2013:
460 5.000%, 7/01/26 7/23 at 100.00 A-   460,548
1,000 5.000%, 7/01/27 7/23 at 100.00 A-   1,001,190
Total Maine 7,109,880
Maryland - 0.6%
Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017:
10,000 5.000%, 9/01/39 9/27 at 100.00 B   9,575,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 1,000 5.000%, 9/01/46 9/27 at 100.00 B   $ 913,050
1,000 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A , (WI/DD)
7/30 at 102.00 N/R   980,800
710 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding
Series 2020B, 4.625%, 7/01/43, 144A , (WI/DD)
7/30 at 102.00 N/R   694,068
450 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/44,
(AMT)
6/29 at 100.00 Baa2   458,802
14,350 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42, (UB) (8)
2/25 at 100.00 A   14,553,770
Total Maryland 27,176,090
Massachusetts - 2.0%
8,620 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32
7/26 at 85.54 AAA   6,167,524
3,614 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37,
144A 2022 2022 (5)
7/23 at 100.00 N/R   36,136
Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E:
1,200 5.000%, 7/01/35 7/26 at 100.00 BBB   1,236,912
5,590 5.000%, 7/01/37 7/26 at 100.00 BBB   5,712,086
4,425 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center, Green Series 2017F, 4.000%, 7/01/47
7/27 at 100.00 BBB   3,851,653
Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2:
10,000 5.000%, 7/01/43 7/28 at 100.00 A   10,374,700
5,000 5.000%, 7/01/48 7/28 at 100.00 A   5,154,000
1,750 5.000%, 7/01/53 7/28 at 100.00 A   1,793,417
1,500 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2   1,469,895
Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022:
1,235 5.000%, 10/01/39 10/32 at 100.00 A1   1,403,454
9,350 5.000%, 10/01/41 10/32 at 100.00 A1   10,539,601
2,950 5.000%, 10/01/44 10/32 at 100.00 A1   3,289,928
4,785 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A, 5.000%, 7/01/39
1/29 at 100.00 BBB+   4,794,905
3,490 Massachusetts Development Finance Agency, Revenue Bonds, Woods
Hole Oceanographic Institution, Series 2018, 5.000%, 6/01/43
6/28 at 100.00 AA-   3,666,070
Massachusetts Port Authority, Revenue Bonds, Series 2021E:
1,680 5.000%, 7/01/46, (AMT) 7/31 at 100.00 AA   1,763,530
17,820 5.000%, 7/01/51, (AMT) 7/31 at 100.00 AA   18,580,914
3,010 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2016A, 5.000%, 3/01/46
3/24 at 100.00 AA+   3,029,144
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/43
11/27 at 100.00 AA+   5,275,500
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2022C, 5.250%, 10/01/47
10/32 at 100.00 AA+   5,604,000
Total Massachusetts 93,743,369

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan - 0.9%
$ 3,900 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 AAA   $ 4,118,244
12,480 Great Lakes Water Authority, Michigan, Water Supply System Revenue
Bonds, Series 2022B, 5.500%, 7/01/52
7/32 at 100.00 A+   13,571,002
2,485 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3   2,598,043
9,970 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45
6/26 at 100.00 AA-   10,166,010
76,205 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R   7,438,370
1,250 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008,
6.500%, 11/01/35
7/23 at 100.00 BBB-   1,250,812
5,000 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, William Beaumont Hospital Obligated Group, Refunding
Series 2014D, 5.000%, 9/01/39, (Pre-refunded 3/01/24)
3/24 at 100.00 AA  (4) 5,059,300
Total Michigan 44,201,781
Minnesota - 1.5%
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/41
8/26 at 100.00 BB+   250,213
150 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project, Series 2016A, 5.000%, 7/01/36
7/24 at 102.00 N/R   146,361
270 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47
7/24 at 102.00 N/R   243,170
4,050 City of Milaca, Minnesota Refunding Revenue Bonds, Grandview
Christian Home Project, Series 2016, 5.000%, 10/01/51
10/24 at 102.00 N/R   3,363,485
2,805 Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC Project,
Refunding Series 2016A, 5.000%, 8/01/46, 144A
7/23 at 100.00 N/R   2,602,058
Forest Lake, Minnesota Charter School Lease Revenue Bonds, North
Lakes Academy, Refunding Series 2021A:
3,295 5.000%, 7/01/41 7/31 at 100.00 N/R   3,013,278
11,160 5.000%, 7/01/56 7/31 at 100.00 N/R   9,522,158
2,575 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB+   2,367,687
3,945 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 AA-   4,254,051
5,170 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023B, 5.000%, 11/15/53, (Mandatory Put
11/15/30)
11/29 at 101.75 AA-   5,709,851
2,250 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 Baa1   2,273,378
4,631 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 Aaa   4,137,613
12,297 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017G, 2.650%,
10/01/47 2047 2047
1/27 at 100.00 Aaa   10,760,875

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 BB+   $ 399,580
1,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/47
11/27 at 100.00 BBB+   1,015,030
16,825 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue
Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%,
10/01/37, (AMT), 144A
7/23 at 100.00 BBB   16,223,338
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A:
2,500 5.000%, 11/15/27, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R  (4) 2,601,775
235 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R  (4) 244,567
Total Minnesota 69,128,468
Mississippi - 0.3%
1,755 Mississippi Development Bank, Special Obligation Bonds, Gulfport
Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM
Insured, (ETM) , (WI/DD)
No Opt. Call AA  (4) 1,772,796
1,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%,
10/15/35
10/25 at 100.00 A+   1,028,600
Mississippi State, Gaming Tax Revenue Bonds, Series 2019A:
3,255 5.000%, 10/15/31 10/28 at 100.00 A+   3,506,612
2,415 5.000%, 10/15/32 10/28 at 100.00 A+   2,599,627
1,030 5.000%, 10/15/33 10/28 at 100.00 A+   1,104,860
2,450 5.000%, 10/15/36 10/28 at 100.00 A+   2,594,770
1,000 University of Mississippi Educational Building Corporation, Revenue
Bonds, Facilities Refinancing Project, Refunding Series 2019A,
3.000%, 10/01/34
10/29 at 100.00 Aa2   960,310
Total Mississippi 13,567,575
Missouri - 2.3%
3,185 Bi-State Development Agency, Missouri, Bi-State MetroLink District, St
Clair County Metrolink Extension Project Bonds, Refunding Series
2006, 5.250%, 7/01/27 - AGM Insured
No Opt. Call AA   3,464,738
1,175 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021,
4.000%, 3/01/41
3/31 at 100.00 Ba1   1,007,034
2,500 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 6.000%,
3/01/38
3/29 at 100.00 AA+   2,904,075
5,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 A2   5,154,300
18,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 A2   18,526,140
15,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A   14,182,200
3,630 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 A+   3,503,894
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/39
5/26 at 100.00 AA-   1,979,920

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 5,112 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2016D, 3.400%, 11/01/46
11/25 at 100.00 AA+   $ 5,055,724
2,012 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017C, 3.300%, 12/01/47
2/27 at 100.00 AA+   1,974,441
2,250 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/28
1/25 at 100.00 A   2,291,220
15,100 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 A   15,341,600
Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement Projects
Series 2020:
2,500 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 AA   2,652,825
8,025 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA   8,430,985
Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A:
5,000 0.000%, 7/15/31 - AGC Insured No Opt. Call AA   3,736,200
7,000 0.000%, 7/15/32 - AGC Insured No Opt. Call AA   5,000,870
6,250 0.000%, 7/15/33 - AGC Insured No Opt. Call AA   4,273,312
7,000 0.000%, 7/15/34 - AGC Insured No Opt. Call AA   4,582,690
6,000 0.000%, 7/15/35 - AGC Insured No Opt. Call AA   3,724,200
2,000 0.000%, 7/15/36 - AGC Insured No Opt. Call AA   1,173,840
1,288 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
9/23 at 100.00 N/R   386,400
1,267 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A, 6.500%,
1/23/28
7/23 at 100.00 N/R   646,170
Total Missouri 109,992,778
Montana - 0.4%
4,385 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project, Series
2023, 3.875%, 7/01/28
4/28 at 100.00 A3   4,400,655
1,910 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 BBB   1,928,412
2,505 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 A   2,532,305
9,130 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 AA-   9,358,067
Total Montana 18,219,439
Nebraska - 0.8%
3,075 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/30
No Opt. Call A   3,261,437
1,740 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015, 5.000%, 11/01/45
11/25 at 100.00 A   1,758,792
6,430 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2021A, 4.000%, 2/01/51
8/30 at 100.00 AA   6,263,785

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
Omaha Public Power District, Nebraska, Separate Electric System
Revenue Bonds, Nebraska City 2, Refunding Series 2016A:
$ 18,465 5.000%, 2/01/46, (UB) (8) 2/26 at 100.00 A+   $ 18,767,272
10,000 5.000%, 2/01/49, (UB) (8) 2/26 at 100.00 A+   10,149,100
Total Nebraska 40,200,386
Nevada - 1.1%
Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A:
265 5.000%, 9/01/29 9/27 at 100.00 A-   278,881
750 5.000%, 9/01/30 9/27 at 100.00 A-   788,205
730 5.000%, 9/01/32 9/27 at 100.00 A-   766,719
1,965 5.000%, 9/01/42 9/27 at 100.00 A-   1,987,814
1,150 5.000%, 9/01/47 9/27 at 100.00 A-   1,157,026
Clark County, Nevada, General Obligation Bonds, Stadium
Improvement, Limited Tax Additionally Secured by Pledged Revenues,
Series 2018A:
7,160 5.000%, 6/01/43 6/28 at 100.00 AA+   7,586,879
6,440 5.000%, 5/01/48 6/28 at 100.00 AA+   6,780,547
4,765 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R   3,843,306
2,515 Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro
College and Unversity System, Series 2014A, 5.500%, 1/01/34, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R  (4) 2,569,500
Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016:
1,120 4.000%, 9/01/25 No Opt. Call N/R   1,114,792
1,790 4.000%, 9/01/35 9/26 at 100.00 N/R   1,644,688
20,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/46, (UB)
(8)
6/26 at 100.00 Aa1   20,618,800
200 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 607 Providence, Refunding Series 2013, 4.250%, 6/01/24
7/23 at 103.00 N/R   200,736
1,575 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31
12/25 at 100.00 N/R   1,590,719
Total Nevada 50,928,612
New Hampshire - 0.0%
New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,000 5.000%, 8/01/34 2/28 at 100.00 A   1,057,900
725 5.000%, 8/01/36 2/28 at 100.00 A   759,691
Total New Hampshire 1,817,591
New Jersey - 2.2%
4,510 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
7/23 at 100.00 A-   4,515,637
9,090 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.500%, 6/15/29
12/26 at 100.00 A2   9,725,391
5,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/49
12/29 at 100.00 A2   5,190,300
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019MMM:
1,155 5.000%, 6/15/34 12/29 at 100.00 A2   1,263,824

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 2,580 4.000%, 6/15/35 12/29 at 100.00 A2   $ 2,630,749
New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999:
275 5.125%, 9/15/23, (AMT) 7/23 at 101.00 BB-   275,143
1,650 5.250%, 9/15/29, (AMT) 7/23 at 101.00 BB-   1,654,702
2,255 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
5.625%, 11/15/30, (AMT)
3/24 at 101.00 BB-   2,291,576
2,005 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 3.750%, 11/01/34, (AMT), (Mandatory Put 6/01/28)
No Opt. Call A+   1,994,694
New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021:
1,250 3.000%, 7/01/38 - BAM Insured 7/31 at 100.00 AA   1,066,350
4,110 3.000%, 7/01/41 - BAM Insured 7/31 at 100.00 AA   3,377,269
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 AA   1,055,530
19,775 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.000%, 6/15/48
12/32 at 100.00 A2   21,161,030
19,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 A2   19,742,176
4,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 A2   4,580,100
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB:
5,500 5.000%, 6/15/44 12/28 at 100.00 A2   5,740,020
4,000 5.000%, 6/15/50 12/28 at 100.00 A2   4,127,840
3,175 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/26 - AGM Insured
No Opt. Call AA   3,348,133
6,000 South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Subordinate Series 2017A, 5.000%, 1/01/49
1/28 at 100.00 A3   6,084,960
South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2020A:
1,160 5.000%, 11/01/41 - BAM Insured 11/30 at 100.00 AA   1,251,710
600 5.000%, 11/01/45 11/30 at 100.00 BBB+   622,986
1,250 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Subordinate Series 2020A, 5.000%, 11/01/45
- BAM Insured
11/30 at 100.00 AA   1,336,638
Total New Jersey 103,036,758
New Mexico - 0.1%
3,915 Los Ranchos de Albuquerque, New Mexico, Educational Facilities
Revenue Bonds, Albuquerque Acadamy Project, Refunding Series
2020, 4.000%, 9/01/40
9/30 at 100.00 A-   3,771,006
990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.350%, 7/01/51
7/30 at 100.00 Aaa   707,840
Total New Mexico 4,478,846
New York - 9.6%
2,710 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.250%, 7/01/35
7/25 at 100.00 B-   2,365,288

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Charter School for Applied Technologies, Series
2017A:
$ 410 4.500%, 6/01/27 6/24 at 103.00 BBB   $ 411,574
250 5.000%, 6/01/35 6/24 at 103.00 BBB   255,778
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1:
1,790 5.250%, 6/01/40, 144A 12/30 at 100.00 N/R   1,512,013
4,800 5.500%, 6/01/55, 144A 12/30 at 100.00 N/R   3,784,944
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1:
1,300 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R   1,065,766
3,035 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R   2,204,503
8,145 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 A-   8,239,808
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017:
100 5.000%, 12/01/34, 144A 6/27 at 100.00 BBB-   100,467
300 5.000%, 12/01/36, 144A 6/27 at 100.00 BBB-   300,192
4,450 Dormitory Authority of the State of New York, Revenue Bonds, State
University of New York Dormitory Facilities, Series 2018A, 5.000%,
7/01/43
7/28 at 100.00 Aa3   4,709,168
Dormitory Authority of the State of New York, Revenue Bonds, Teachers
College, Series 2017:
500 5.000%, 7/01/29 7/27 at 100.00 A+   539,440
175 5.000%, 7/01/32 7/27 at 100.00 A+   188,821
7,395 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 AA+   7,793,147
6,605 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/38
3/28 at 100.00 AA+   7,084,457
4,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 5.000%, 3/15/36
3/28 at 100.00 AA+   4,329,520
7,885 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 4.000%,
7/01/41
7/26 at 100.00 BBB+   7,144,677
Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Refunding Series 2020B:
775 4.760%, 2/01/27 No Opt. Call N/R   750,262
1,255 5.570%, 2/01/41 2/30 at 100.00 N/R   1,212,669
1,365 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2017A, 6.240%, 2/01/47
2/27 at 100.00 N/R   1,392,409
1,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2020A, 5.530%, 2/01/40
2/30 at 100.00 N/R   966,280
Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project, Series
2021A:
475 4.050%, 2/01/31 2/30 at 100.00 A2   414,001
885 4.450%, 2/01/41 2/30 at 100.00 A2   698,902
1,560 4.600%, 2/01/51 2/30 at 100.00 A2   1,158,206
6,500 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A   6,882,135

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 19,995 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2022C, 4.460%, 9/01/28, (Mandatory Put
9/01/25) (SIFMA reference rate + 0.450% spread) (9)
3/25 at 100.00 A   $ 19,877,829
4,375 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019A-2,
5.000%, 11/15/45
11/28 at 100.00 A3   4,502,531
Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
10,000 4.750%, 11/15/45 5/30 at 100.00 A3   10,189,500
11,000 5.250%, 11/15/55, (UB) (8) 5/30 at 100.00 A3   11,547,910
17,750 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015A-2, 5.000%, 11/15/45, (Mandatory Put
5/15/30), (UB) (8)
No Opt. Call A3   19,135,565
15,290 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015C-1, 5.000%, 11/15/35, (UB) (8)
11/25 at 100.00 A3   15,623,628
Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2017A:
1,400 5.000%, 7/01/34 7/27 at 100.00 AA-   1,511,440
1,000 5.000%, 7/01/36 7/27 at 100.00 AA-   1,070,490
1,000 5.000%, 7/01/37 7/27 at 100.00 AA-   1,065,570
915 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Ann?s Community Project, Series 2019,
4.000%, 1/01/30
1/26 at 103.00 N/R   832,055
1,215 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019, 5.000%,
1/01/40
1/26 at 103.00 N/R   1,053,308
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated
Group Project, Series 2014:
235 5.000%, 7/01/23 No Opt. Call A-   235,000
300 5.000%, 7/01/24 No Opt. Call A-   303,621
210 5.000%, 7/01/26 7/24 at 100.00 A-   212,930
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007:
3,000 5.750%, 10/01/37 (5) 7/23 at 100.00 N/R   2,400,000
1,000 2.350%, 10/01/46 (5) 7/23 at 100.00 N/R   800,000
1,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2017 Series DD, 5.000%, 6/15/47
12/26 at 100.00 AA+   1,039,620
21,375 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2023 Series AA-1, 5.250%, 6/15/52
12/32 at 100.00 AA+   23,965,650
10,085 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43
1/26 at 100.00 AA   10,377,465
7,220 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/42
8/28 at 100.00 AAA   7,706,195
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2023 Series A-1:
7,755 5.250%, 8/01/42 8/32 at 100.00 AAA   8,764,934
5,000 5.000%, 8/01/43 8/32 at 100.00 AAA   5,541,500
2,350 5.000%, 8/01/44 8/32 at 100.00 AAA   2,597,478

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,000 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Lincoln Center for the Performing Arts, Series 2020A, 4.000%,
12/01/34
12/30 at 100.00 A   $ 1,033,390
2,235 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
F-1, 5.000%, 4/01/43
4/28 at 100.00 AA   2,368,050
7,540 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
C, 5.000%, 8/01/43
8/30 at 100.00 AA   8,198,468
3,350 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 3.000%, 3/01/35 - BAM Insured
3/31 at 100.00 AA   3,258,210
6,700 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
D-1, 5.250%, 5/01/42
5/32 at 100.00 AA   7,562,692
New York City, New York, General Obligation Bonds, Fiscal 2023 Series
1:
2,500 5.000%, 8/01/30 No Opt. Call AA   2,859,900
2,000 5.000%, 8/01/30 No Opt. Call AA   2,287,920
2,000 5.000%, 8/01/31 No Opt. Call AA   2,321,620
1,500 5.000%, 8/01/31 No Opt. Call AA   1,741,215
3,500 5.000%, 8/01/32 No Opt. Call AA   4,118,975
2,000 5.000%, 8/01/33 No Opt. Call AA   2,372,300
1,000 5.000%, 8/01/33 No Opt. Call AA   1,186,150
3,000 5.000%, 8/01/34 8/33 at 100.00 AA   3,545,670
1,000 5.000%, 8/01/37 8/33 at 100.00 AA   1,146,460
15,000 New York City, New York, General Obligation Bonds, Fiscal 2023 Series
E-1, 5.250%, 4/01/44
4/33 at 100.00 AA   17,047,650
New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A:
24,465 5.000%, 6/15/42 6/27 at 100.00 AAA   25,937,548
14,000 5.000%, 6/15/46 6/27 at 100.00 AAA   14,788,760
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A:
12,385 5.000%, 3/15/41 9/32 at 100.00 AA+   13,850,517
29,205 5.000%, 3/15/42 9/32 at 100.00 AA+   32,506,917
9,500 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Transportation Series 2021A-1, 3.000%, 3/15/50
3/31 at 100.00 AA+   7,366,775
8,895 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%,
3/15/45
9/32 at 100.00 Aa1   9,802,112
1,375 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB-   1,258,482
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A:
8,120 4.000%, 7/01/36 - AGM Insured, (AMT) 7/24 at 100.00 AA   8,016,876
5,000 5.000%, 7/01/41, (AMT) 7/24 at 100.00 Baa2   5,000,200
3,210 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa2   3,175,781
8,045 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa2   8,055,298
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020:
3,515 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B   3,662,946
6,425 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B   6,532,298

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2020A:
$ 380 4.000%, 12/01/39, (AMT) 12/30 at 100.00 Baa1   $ 364,667
360 4.000%, 12/01/40, (AMT) 12/30 at 100.00 Baa1   342,295
1,100 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2020C, 4.000%, 12/01/41
12/30 at 100.00 Baa1   1,060,444
10,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2018, 5.000%, 1/01/32, (AMT)
1/28 at 100.00 Baa3   10,395,800
12,190 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2020, 5.000%, 10/01/35, (AMT)
10/30 at 100.00 Baa3   12,784,506
Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Thirty-Eighth Series 2023:
5,000 5.000%, 7/15/34, (AMT) 7/33 at 100.00 AA-   5,603,350
1,250 5.000%, 7/15/35, (AMT) 7/33 at 100.00 AA-   1,386,788
1,820 5.000%, 7/15/36, (AMT) 7/33 at 100.00 AA-   2,001,891
1,625 5.000%, 7/15/40, (AMT) 7/33 at 100.00 AA-   1,752,936
1,360 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 AA-   1,431,142
2,810 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green
Climate Bond Certified Series 2023A, 4.000%, 11/15/37
5/33 at 100.00 AA+   2,874,012
Total New York 456,859,657
North Carolina - 0.4%
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023:
715 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 AA   779,743
855 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 AA   926,872
3,225 5.250%, 7/01/48 - AGM Insured, (AMT) 7/33 at 100.00 AA   3,456,168
7,000 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 3.000%, 7/01/45
1/30 at 100.00 AA-   5,574,030
North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series
2016:
335 5.000%, 10/01/31 10/24 at 102.00 N/R   328,769
890 5.000%, 10/01/37 10/24 at 102.00 N/R   833,013
1,000 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021,
4.000%, 9/01/46
9/28 at 103.00 BBB-   815,030
North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A:
1,005 5.000%, 7/01/51 7/26 at 100.00 BBB+   1,019,140
4,310 5.000%, 7/01/54 7/26 at 100.00 BBB+   4,367,194
Total North Carolina 18,099,959
Ohio - 0.9%
5,195 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon Secours
Mercy Health, Inc., Series 2020A, 4.000%, 12/01/40
6/30 at 100.00 AA-   5,087,983
15,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   1,861,350

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,865 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   $ 1,749,277
3,770 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Series 2016, 5.000%, 11/15/45
11/26 at 100.00 BBB+   3,665,043
250 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 4.000%, 8/01/41
2/31 at 100.00 A+   242,343
3,700 Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation
Project, Series 2009A, 5.700%, 8/01/23 (5)
No Opt. Call N/R   37
5,000 Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%,
7/01/49, (AMT), 144A
7/29 at 100.00 B-   4,611,000
6,205 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29
No Opt. Call BBB-   5,639,290
2,500 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (5)
No Opt. Call N/R   25
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   870,900
1,075 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, (AMT), 144A
1/28 at 100.00 N/R   1,042,084
1,945 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A, 3.000%, 1/15/45
1/30 at 100.00 A   1,486,875
3,495 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Refunding Series 2016A, 5.000%, 1/15/46
1/26 at 100.00 A   3,543,825
3,750 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39
- AGM Insured, (AMT)
6/25 at 100.00 AA   3,762,487
1,500 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2005B, 4.000%, 1/01/34 (5)
No Opt. Call N/R   15
700 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008B, 3.625%, 10/01/33
No Opt. Call N/R   7
7,625 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (5)
No Opt. Call N/R   76
8,585 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33
No Opt. Call BBB-   8,270,102
Total Ohio 41,832,719
Oklahoma - 0.6%
Norman Regional Hospital Authority, Oklahoma, Hospital Revenue
Bonds, Series 2019:
1,500 4.000%, 9/01/45 9/29 at 100.00 BBB+   1,255,755
1,000 5.000%, 9/01/45 9/29 at 100.00 BBB+   986,520
1,470 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Junior Lien
Thirty-Third Series 2018, 5.000%, 7/01/47, (AMT)
7/28 at 100.00 A+   1,513,482

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 8,550 Oklahoma County, Oklahoma, Finance Authority, Educational Facilities
Lease Revenue Bonds, Choctaw-Nicoma Park Public Schools Project,
Series 2023, 5.000%, 9/01/41
9/32 at 100.00 A   $ 9,102,330
14,195 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52
8/28 at 100.00 BB-   13,548,560
811 Oklahoma Development Finance Authority, Revenue Bonds, Provident
Oklahoma Education Resources Inc.- Cross Village Student Housing
Project, Series 2017, 5.000%, 8/01/52 2017 A (5)
8/27 at 100.00 N/R   811
Total Oklahoma 26,407,458
Oregon - 0.6%
8,500 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%,
1/01/48
1/26 at 100.00 A   8,567,660
Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,855 5.400%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 N/R  (4) 1,904,343
1,600 5.500%, 10/01/49, (Pre-refunded 10/01/24) 10/24 at 100.00 N/R  (4) 1,644,480
1,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 BBB+   1,028,830
175 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42,
(AMT)
7/23 at 100.00 Aaa   177,095
2,680 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.500%, 7/01/48, (AMT)
7/33 at 100.00 AA-   2,948,697
12,450 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 5.000%, 7/01/45, (AMT)
7/30 at 100.00 AA-   12,947,004
Total Oregon 29,218,109
Pennsylvania - 4.7%
315 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
7/23 at 100.00 BB   316,329
2,155 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A, 4.000%, 7/15/37
7/29 at 100.00 A   2,153,319
1,070 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corp., Refunding Series 2019, 4.875%, 11/01/24
No Opt. Call BB   1,076,934
300 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/42, 144A
5/28 at 100.00 Ba3   300,006
1,580 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Lien, Series 2018, 5.375%, 5/01/42, 144A
5/28 at 100.00 N/R   1,592,150
Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A:
10,665 4.375%, 1/01/35, (Mandatory Put 7/01/33) No Opt. Call BBB-   10,665,000
455 3.500%, 4/01/41 (5) No Opt. Call N/R   5
3,750 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2005A, 4.000%, 1/01/35 (5)
No Opt. Call N/R   38

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 2,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (5)
No Opt. Call N/R   $ 20
2,270 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Generation
Project, Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   1,667,519
8,775 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53 - AGM Insured
8/30 at 100.00 AA   6,394,606
Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B:
4,860 3.000%, 12/01/44 - BAM Insured 12/31 at 100.00 AA   3,910,793
6,300 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 AA   5,970,573
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
150 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 153,954
770 5.000%, 1/01/38 1/25 at 100.00 BBB+   771,409
625 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 641,475
9,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%,
2/15/39
2/27 at 100.00 AA-   9,294,480
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A:
4,000 4.000%, 9/01/36 9/28 at 100.00 A   3,932,120
7,630 5.000%, 9/01/43 9/28 at 100.00 A   7,881,180
1,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2019, 4.000%, 9/01/37
9/29 at 100.00 A   973,940
6,665 Montgomery County Industrial Development Authority, Pennsylvania,
Facilities Revenue Bonds, Constellation Energy Generation LLC
Project, Refunding Series 2023A, 4.100%, 10/01/53, (Mandatory Put
4/03/28)
No Opt. Call BBB   6,797,167
Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A:
1,860 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R  (4) 1,915,744
1,310 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R  (4) 1,349,261
8,750 Northampton County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2016A, 4.000%, 8/15/34
8/26 at 100.00 A-   8,770,212
2,410 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A (5)
6/30 at 100.00 N/R   2,178,182
2,410 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A (5)
6/30 at 100.00 N/R   2,178,182
1,650 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding
Series 2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R   1,657,145
3,750 Pennsylvania Economic Development Financing Authority, Private
Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement
Project, Series 2015, 5.000%, 6/30/42, (AMT)
6/26 at 100.00 BBB   3,771,900
3,865 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/37
7/23 at 100.00 BB+   3,392,465

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019:
$ 1,000 4.000%, 8/15/34 8/29 at 100.00 AA   $ 1,028,430
1,000 4.000%, 8/15/35 8/29 at 100.00 AA   1,019,790
1,500 4.000%, 8/15/36 8/29 at 100.00 AA   1,515,105
3,345 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/39
12/24 at 100.00 AA-   3,412,368
7,405 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 AA-   7,560,875
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B:
140 5.250%, 12/01/41 12/32 at 100.00 AA-   156,579
1,490 5.250%, 12/01/42 12/32 at 100.00 AA-   1,661,037
2,320 5.250%, 12/01/44 12/32 at 100.00 AA-   2,578,634
6,260 5.250%, 12/01/47 12/32 at 100.00 AA-   6,891,822
16,650 5.250%, 12/01/52 12/32 at 100.00 AA-   18,204,277
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 AA   16,392,600
25,430 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1, 5.000%, 6/01/42
6/27 at 100.00 A   26,351,838
1,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 3.000%, 12/01/42
12/30 at 100.00 A+   1,202,325
Philadelphia Authority for Industrial Development, Pennsylvania, City
Service  Agreement Revenue Bonds, Series 2018:
2,500 5.000%, 5/01/36 5/28 at 100.00 A1   2,668,850
2,250 5.000%, 5/01/37 5/28 at 100.00 A1   2,385,810
1,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017, 4.000%, 5/01/42
11/27 at 100.00 BB+   710,130
2,230 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A,
5.375%, 6/15/50, 144A
12/27 at 100.00 N/R   1,934,324
Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017:
5,450 5.000%, 7/01/30 7/27 at 100.00 BBB   5,635,518
3,415 5.000%, 7/01/31 7/27 at 100.00 BBB   3,526,773
1,930 5.000%, 7/01/32 7/27 at 100.00 BBB   1,990,486
5,400 5.000%, 7/01/34 7/27 at 100.00 BBB   5,552,442
Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A:
6,665 4.000%, 9/01/39 - BAM Insured 9/31 at 100.00 AA   6,764,442
4,665 4.000%, 9/01/40 - BAM Insured 9/31 at 100.00 AA   4,706,098
6,665 4.000%, 9/01/41 - BAM Insured 9/31 at 100.00 AA   6,690,394
3,315 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/33, (AMT)
7/27 at 100.00 A+   3,490,330
Total Pennsylvania 223,737,385
Puerto Rico - 1.9%
18,075 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/35, 144A
7/30 at 100.00 N/R   18,319,374
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R   1,752,120
1,323 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24 , (WI/DD)
No Opt. Call CCC   1,336,918

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
$ 7,164 4.550%, 7/01/40 7/28 at 100.00 N/R   $ 7,016,995
128,500 0.000%, 7/01/51 7/28 at 30.01 N/R   27,164,900
15,339 5.000%, 7/01/58 7/28 at 100.00 N/R   14,991,725
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R   979,480
2,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R   1,907,060
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
14,500 4.000%, 7/01/37 7/31 at 103.00 N/R   13,053,190
5,000 4.000%, 7/01/41 7/31 at 103.00 N/R   4,357,400
Total Puerto Rico 90,879,162
South Carolina - 0.5%
3,330 Columbia, South Carolina, Stormwater System Revenue Bonds, City
Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48
2/28 at 100.00 AA+   3,502,261
2,500 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, McLeod Health Projects, Refunding & Improvement
Series 2018, 5.000%, 11/01/43
5/28 at 100.00 AA   2,583,000
3,000 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Prisma Health Obligated Group, Series 2018A,
5.000%, 5/01/48
5/28 at 100.00 A   3,033,420
5,700 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   5,715,732
South Carolina State Ports Authority, Revenue Bonds, Series 2018:
4,860 5.000%, 7/01/31, (AMT) 7/28 at 100.00 A+   5,206,664
3,760 5.000%, 7/01/32, (AMT) 7/28 at 100.00 A+   4,025,117
Total South Carolina 24,066,194
South Dakota - 0.0%
910 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 AA-   919,227
Total South Dakota 919,227
Tennessee - 3.0%
1,000 Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%,
1/01/37 (5)
1/25 at 102.00 N/R   600,000
2,920 Blount County, Tennessee, General Obligation Bonds, Refunding Series
2016B, 5.000%, 6/01/33
6/26 at 100.00 AA+   3,075,899
2,500 Bristol Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35
6/26 at 100.00 N/R   2,247,475
Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
100 5.000%, 8/01/31 8/29 at 100.00 A-   107,666
100 5.000%, 8/01/32 8/29 at 100.00 A-   107,568
105 5.000%, 8/01/33 8/29 at 100.00 A-   112,835
100 5.000%, 8/01/35 8/29 at 100.00 A-   106,449
100 5.000%, 8/01/37 8/29 at 100.00 A-   105,064
835 5.000%, 8/01/44 8/29 at 100.00 A-   862,004
Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds,
Refunding, Series 2015A:
500 5.000%, 9/01/31 9/25 at 100.00 AA+   520,330

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 1,750 5.000%, 9/01/32 9/25 at 100.00 AA+   $ 1,820,525
Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
500 5.000%, 10/01/34 10/24 at 100.00 BBB+   505,800
1,575 5.000%, 10/01/44 10/24 at 100.00 BBB+   1,575,677
665 Clarksville, Tennessee, Electric System Revenue Bonds, Refunding
Series 2015, 5.000%, 9/01/27
9/24 at 100.00 Aa2   679,364
510 DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue
Bonds, Refunding Series 2017, 3.500%, 4/01/42
4/26 at 100.00 A   451,228
10,040 Dickson, Tennessee, Electric System Revenue Bonds, Series 2022,
5.250%, 7/01/47
7/32 at 100.00 Aa3   11,193,094
9,840 Franklin Special School District, Williamson County, Tennessee, General
Obligation Bonds, Limited Tax School Improvement Series 2022,
5.000%, 6/01/47
6/32 at 100.00 Aa1   10,838,760
Franklin Special School District, Williamson County, Tennessee, General
Obligation Bonds, School Improvement Series 2019:
1,000 5.000%, 6/01/37 6/29 at 100.00 Aa1   1,097,040
1,000 5.000%, 6/01/38 6/29 at 100.00 Aa1   1,094,090
Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A:
4,200 5.000%, 7/01/36 7/28 at 100.00 A   4,398,408
Hallsdale-Powell Utility District, Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding Series 2018:
1,000 4.000%, 4/01/35 4/26 at 100.00 AA   1,014,000
1,415 4.000%, 4/01/38 4/26 at 100.00 AA   1,419,797
4,785 Harpeth Valley Utilities District, Davidson and Williamson Counties,
Tennessee, Utilities Revenue Bonds, Refunding Series 2016, 5.000%,
9/01/42
9/25 at 100.00 AA+   4,908,740
6,000 Harpeth Valley Utilities District, Davidson and Williamson Counties,
Tennessee, Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44
9/24 at 100.00 AA+   6,066,960
4,980 Hendersonville Industrial Development Board, Tennessee, Multifamily
Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.875%,
12/01/25
No Opt. Call AA+   5,150,864
670 Jackson Energy Authority, Tennessee, Gas System Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 6/01/28
6/25 at 100.00 Aa2   695,025
Jackson Energy Authority, Tennessee, Water System Revenue Bonds,
Series 2012:
270 5.000%, 12/01/24 No Opt. Call Aa3   277,039
140 5.000%, 12/01/25 No Opt. Call Aa3   146,272
175 5.000%, 12/01/26 No Opt. Call Aa3   186,728
110 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County
General Hospital Project, Refunding 2015, 5.000%, 4/01/36, (Pre-
refunded 4/01/25)
4/25 at 100.00 A-  (4) 113,304
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County
General Hospital Project, Series 2018A:
2,740 5.000%, 4/01/41 10/28 at 100.00 A2   2,805,130
145 5.000%, 4/01/41, (Pre-refunded 10/01/28) 10/28 at 100.00 A-  (4) 160,242
1,000 Johnson City Energy Authority, Tennessee, Electric System Revenue
Bonds, Series 2017, 5.000%, 5/01/29
5/27 at 100.00 Aa2   1,080,620
Johnson City Health and Educational Facilities Board, Tennessee,
Hospital Revenue Refunding and Improvement Bonds, Johnson City
Medical Center, Series 1998C:
2,025 5.125%, 7/01/25 - NPFG Insured, (ETM) , (WI/DD) 7/23 at 100.00 Baa2  (4) 2,181,006
9,570 5.250%, 7/01/28 - NPFG Insured, (ETM) 7/23 at 100.00 AAA  (4) 9,969,643

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 995 Kingsport Industrial Development Board, Tennessee, Multifamily
Housing Revenue Bonds, Model City Apartments Project, Series 2009,
5.000%, 7/20/29 , (WI/DD)
7/23 at 100.00 N/R   $ 995,219
Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
2,000 4.000%, 4/01/36 4/27 at 100.00 BBB   1,938,580
310 5.000%, 4/01/36 4/27 at 100.00 BBB   319,827
Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding
Series 2016A:
2,955 5.000%, 1/01/36 1/27 at 100.00 A+   3,069,506
5,000 5.000%, 1/01/42 1/27 at 100.00 A+   5,091,550
1,315 Knox-Chapman Utility District of Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding and Improvement Series 2015,
5.000%, 1/01/31
1/25 at 100.00 AA-   1,352,346
Knox-Chapman Utility District of Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding and Improvement Series 2017:
1,475 4.000%, 1/01/32 1/26 at 100.00 AA-   1,498,025
1,000 4.000%, 1/01/35 1/26 at 100.00 AA-   1,013,560
1,255 McMinnville-Warren County Industrial Development Board, Tennessee,
Multifamily Housing Revenue Bonds, Beersheba Heights Towers,
Series 2009, 5.500%, 11/20/39
7/23 at 100.00 N/R   1,268,403
6,000 Memphis & Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tourism Development
Zone Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/30
11/26 at 100.00 AA   6,359,880
195 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27 (5)
No Opt. Call N/R   168,080
1,035 Metropolitan Government Nashville & Davidson County Convention
Center Authority, Tennessee, Tourism Tax Revenue Bonds, Series
2010A-1, 5.000%, 7/01/26
7/23 at 100.00 A+   1,036,563
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2016A:
610 5.000%, 10/01/30 10/26 at 100.00 BBB   620,791
640 5.000%, 10/01/31 10/26 at 100.00 BBB   650,726
670 5.000%, 10/01/32 10/26 at 100.00 BBB   680,077
705 5.000%, 10/01/33 10/26 at 100.00 BBB   714,454
745 5.000%, 10/01/34 10/26 at 100.00 BBB   754,156
780 5.000%, 10/01/35 10/26 at 100.00 BBB   786,162
515 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship
Education Project, Series 2017E, 5.375%, 6/01/52, 144A
6/26 at 100.00 N/R   477,003
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A:
3,965 5.000%, 7/01/40 7/26 at 100.00 A   4,059,089
5,240 5.000%, 7/01/46, (UB) (8) 7/26 at 100.00 A   5,333,115
385 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2017A, 5.000%, 7/01/48
7/27 at 100.00 A   393,120
5,750 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 AA-   5,854,248
2,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/44, (AMT)
7/30 at 100.00 A2   2,087,780

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 725 Metropolitan Nashville Airport Authority, Tennessee, Special Facility
Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010,
5.200%, 7/01/26 , (WI/DD)
7/23 at 100.00 Baa3   $ 725,138
Nashville Metropolitan Development and Housing Agency, Tennessee,
Tax increment Bonds, Fifth & Broadway Development Project, Series
2018:
555 4.500%, 6/01/28, 144A No Opt. Call N/R   558,469
570 5.125%, 6/01/36, 144A 6/28 at 100.00 N/R   578,977
Shelby County Health, Educational and Housing Facility Board,
Tennessee, Educational Facilities Revenue Bonds, Rhodes College,
Series 2015:
700 5.000%, 8/01/40 8/25 at 100.00 A+   714,756
1,000 5.000%, 8/01/45 8/25 at 100.00 A+   1,018,280
1,100 Shelby County Health, Educational and Housing Facility Board,
Tennessee, Residential Care Facility Mortgage Revenue Bonds, The
Village  at Germantown, Series 2014, 5.250%, 12/01/44
12/24 at 100.00 BB+   1,004,927
2,100 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB   2,158,716
The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C:
100 5.000%, 2/01/24 No Opt. Call A   100,375
5,090 5.000%, 2/01/27 No Opt. Call A   5,131,840
1,700 Watauga River Regional Water Authority, Tennessee, Waterworks
Revenue Bonds, Series 2017, 4.000%, 7/01/37
7/27 at 100.00 A   1,705,933
500 West Knox Utility District of Knox County, Tennessee, Water and Sewer
Revenue Bonds, Refunding & Improvement Series 2016, 5.000%,
6/01/41
6/24 at 100.00 AA+   504,895
4,995 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45
6/25 at 100.00 AA   5,101,044
310 Williamson County H.B. & T.S. Utility District, Tennessee, Waterworks
Revenue Bonds, Series 2020, 4.000%, 9/01/41
9/29 at 100.00 AA   310,418
Total Tennessee 143,810,674
Texas - 8.9%
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Series 2016A:
125 5.000%, 12/01/46 12/26 at 100.00 BBB-   122,977
740 5.000%, 12/01/51 12/26 at 100.00 BBB-   715,869
4,510 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/44, (AMT)
11/29 at 100.00 A+   4,692,249
12,375 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2022, 4.250%, 2/15/52
2/32 at 100.00 Aa1   12,120,941
4,740 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2021D, 3.000%, 1/01/46 - BAM Insured
7/31 at 100.00 AA   3,775,837
5,410 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2018, 5.000%, 1/01/48
1/28 at 100.00 A   5,590,423
2,745 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32
7/23 at 100.00 A-   2,747,910
1,250 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33
8/23 at 100.00 A-   1,253,475
2,500 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2014A,
4.250%, 12/01/34
12/24 at 100.00 BBB-   2,449,875

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 9,700 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2015A,
5.000%, 12/01/50
6/25 at 100.00 BBB-   $ 9,412,201
Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2023A:
6,285 5.000%, 2/15/41 2/33 at 100.00 AA   7,040,834
1,850 5.000%, 2/15/42 2/33 at 100.00 AA   2,063,971
2,095 5.000%, 2/15/43 2/33 at 100.00 AA   2,333,181
2,970 Elgin, Bastrop and Travis Counties, Texas, Certificates of Participation,
Combination Tax Tax Increment Reinvestment Zone 1, Subordinate
Lien Series 2021A, 4.000%, 7/15/40 - BAM Insured
7/31 at 100.00 AA   2,961,625
8,585 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A, 5.000%, 6/01/33
7/23 at 100.00 Ba1   8,121,925
4,750 Harris County Industrial Development Corporation, Texas, Revenue
Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series
2023, 4.050%, 11/01/50, (Mandatory Put 6/01/33)
3/33 at 100.00 BBB-   4,789,853
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3:
2,750 0.000%, 11/15/36 - NPFG Insured 11/24 at 49.42 Baa2   1,271,518
6,300 0.000%, 11/15/37 - NPFG Insured 11/24 at 46.55 Baa2   2,739,492
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A:
9,000 5.000%, 7/01/32 , (WI/DD) No Opt. Call AA   9,964,358
6,655 5.000%, 7/01/33 , (WI/DD) No Opt. Call 0   7,419,095
6,980 5.000%, 7/01/34 , (WI/DD) No Opt. Call 0   7,758,082
2,675 5.000%, 7/01/35 , (WI/DD) No Opt. Call 0   2,957,652
2,500 5.250%, 7/01/39 , (WI/DD) No Opt. Call 0   2,750,890
5,000 5.250%, 7/01/40 , (WI/DD) No Opt. Call 0   5,475,551
5,000 5.250%, 7/01/41 , (WI/DD) No Opt. Call 0   5,455,514
2,500 5.250%, 7/01/42 , (WI/DD) No Opt. Call 0   2,722,790
3,475 5.250%, 7/01/43 , (WI/DD) No Opt. Call 0   3,780,894
7,115 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Airport Improvements Project, Refunding Series
2020C, 5.000%, 7/15/27, (AMT)
No Opt. Call B-   7,209,843
9,900 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Technical Operations Center Project, Series 2018,
5.000%, 7/15/28, (AMT)
No Opt. Call BB-   10,086,219
430 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B-   435,646
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Refunding Series
2020B-2, 5.000%, 7/15/27, (AMT)
No Opt. Call B-   1,013,330
8,755 Houston, Texas, Combined Utility System Revenue Bonds, Refunding
First Lien Series 2017B, 5.000%, 11/15/37
11/27 at 100.00 Aa2   9,339,396
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014:
2,560 5.000%, 9/01/32 9/24 at 100.00 A   2,587,495
335 5.000%, 9/01/34 9/24 at 100.00 A   337,807
Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,360 5.000%, 8/15/30 8/25 at 100.00 A   1,396,475
1,280 5.000%, 8/15/35 8/25 at 100.00 A   1,310,426

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 10,000 Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023, 4.250%,
2/15/53, (UB) (8)
2/33 at 100.00 AA   $ 10,081,200
4,720 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love Field
Modernization Program Project, Series 2012, 5.000%, 11/01/28,
(AMT)
7/23 at 100.00 Baa1   4,720,991
15,670 Lower Colorado River Authority, Texas, Revenue Bonds, Refunding
Series 2023B, 5.000%, 5/15/39, (Mandatory Put 5/15/28)
2/28 at 100.00 AA-   16,782,100
1,800 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2018, 5.000%, 5/15/48
5/28 at 100.00 A+   1,882,170
4,510 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (5)
1/26 at 102.00 N/R   90,203
New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy at Willow Bend Project,
Series 2016:
665 5.000%, 11/01/46 11/23 at 103.00 BB   523,315
805 5.000%, 11/01/51 11/23 at 103.00 BB   615,704
570 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project,
Series 2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R   444,680
New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Methodist Retirement Communites
Crestview Project, Series 2016:
1,100 5.000%, 11/15/36, (Pre-refunded 11/15/24) 11/24 at 102.00 N/R  (4) 1,146,079
1,550 5.000%, 11/15/46, (Pre-refunded 11/15/24) 11/24 at 102.00 N/R  (4) 1,614,929
755 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project,
Series 2014, 5.500%, 1/01/43
1/25 at 100.00 N/R   620,270
9,680 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Westminster Project, Series 2016,
4.000%, 11/01/36
11/24 at 102.00 BBB   8,728,553
New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series
2021A-1:
20,000 5.250%, 1/01/42 1/28 at 103.00 N/R   15,242,400
19,015 5.500%, 1/01/57 1/28 at 103.00 N/R   13,669,313
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2016A:
30 5.000%, 4/01/31, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R  (4) 31,463
360 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R  (4) 377,561
65 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R  (4) 68,171
6,625 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A, 4.100%, 4/01/34 - AGM Insured
4/24 at 100.00 AA   6,645,206
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project,
Series 2016A:
1,275 5.000%, 4/01/31, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R  (4) 1,337,195
1,290 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R  (4) 1,352,926

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,445 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R  (4) $ 2,564,267
1,250 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - Stephenville II, L.L.C. - Tarleton State University Project,
Series 2014A, 5.000%, 4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (4) 1,265,500
3,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (4) 3,037,200
10,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
(5)
7/25 at 100.00 Caa2   9,050,000
10,880 North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 6.750%, 9/01/45,
(Pre-refunded 9/01/31)
9/31 at 100.00 N/R  (4) 13,961,651
4,410 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/34
1/25 at 100.00 A+   4,504,506
Pflugerville Independent School District, Travis and Williamson
Counties, Texas, General Obligation Bonds, School Building Series
2023A:
5,555 4.000%, 2/15/42 2/33 at 100.00 AA+   5,484,840
7,780 4.000%, 2/15/44 2/33 at 100.00 AA+   7,590,713
4,395 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, Refunding Series 2018A, 5.000%, 10/01/32, (AMT)
10/28 at 100.00 Aaa   4,752,973
Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A:
655 5.000%, 2/01/29 2/24 at 100.00 Ba1   660,954
1,805 5.000%, 2/01/34 2/24 at 100.00 Ba1   1,822,057
385 5.125%, 2/01/39 2/24 at 100.00 Ba1   387,680
645 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call A2   673,967
4,000 Spring Independent School District, Hardin County, Texas, Unlimited
Tax School Building Bonds, Series 2023, 4.000%, 8/15/52
8/33 at 100.00 Aa2   3,880,880
5,950 Stephen F. Austin State University, Texas, Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 10/15/42
10/28 at 100.00 A1   6,300,634
3,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series 2016A,
5.000%, 2/15/41
8/26 at 100.00 AA   3,090,870
3,435 Tarrant County Cultural Education Facilities, Texas, Finance Corporation
Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%,
7/01/35
1/29 at 100.00 A+   3,679,709
Tarrant County Hospital District, Texas, General Obligation Bonds,
Limited Tax Series 2023:
5,050 4.000%, 8/15/43 8/32 at 100.00 Aa1   4,969,351
4,500 4.250%, 8/15/48 8/32 at 100.00 Aa1   4,463,640
10,250 5.250%, 8/15/48 8/32 at 100.00 Aa1   11,321,023
3,000 5.250%, 8/15/53 8/32 at 100.00 Aa1   3,293,460
10,115 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288
Toll Lanes Project, Series 2016, 5.000%, 12/31/40, (AMT)
12/25 at 100.00 Baa2   10,150,706

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 7,300 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC
Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43, (AMT)
9/23 at 100.00 Baa2   $ 7,328,689
5,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC
Segments 3C Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 Baa2   4,999,950
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed
Lanes Project, Refunding  Series 2020A:
1,000 4.000%, 12/31/34 12/30 at 100.00 Baa2   988,520
1,680 4.000%, 12/31/37 12/30 at 100.00 Baa2   1,596,370
1,750 4.000%, 6/30/38 12/30 at 100.00 Baa2   1,657,862
2,845 4.000%, 12/31/38 12/30 at 100.00 Baa2   2,691,711
1,300 4.000%, 6/30/39 12/30 at 100.00 Baa2   1,222,741
4,050 4.000%, 12/31/39 12/30 at 100.00 Baa2   3,799,710
1,250 4.000%, 6/30/40 12/30 at 100.00 Baa2   1,164,025
15,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%,
8/15/37
8/24 at 100.00 A-   15,142,350
3,340 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2019A, 4.000%, 10/15/38
10/29 at 100.00 AAA   3,378,944
6,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2020, 4.000%, 10/15/45
10/30 at 100.00 AAA   6,002,820
20,270 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2022, 4.800%, 10/15/52
10/32 at 100.00 AAA   21,595,658
1,030 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Road Improvement Series
2015, 6.000%, 12/01/32 - BAM Insured
12/24 at 100.00 AA   1,071,221
1,135 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Utility Improvement Series
2015, 6.000%, 12/01/31 - BAM Insured
12/24 at 100.00 AA   1,180,695
Total Texas 422,907,895
Utah - 1.0%
Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds, Series 2021A-2:
3,500 4.000%, 6/01/41 9/26 at 103.00 N/R   2,813,860
2,280 4.000%, 6/01/52 9/26 at 103.00 N/R   1,695,043
2,600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R   1,965,574
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A:
6,490 5.000%, 7/01/42, (AMT) 7/27 at 100.00 A+   6,643,489
17,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 A+   17,348,160
4,690 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/43, (AMT)
7/28 at 100.00 A+   4,833,795
3,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 A+   3,134,700
1,705 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/46,
144A
2/26 at 100.00 BB   1,593,254
7,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2018A, 5.000%, 5/15/41
5/26 at 100.00 AA+   7,199,640
Total Utah 47,227,515

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia - 1.4%
$ 4,010 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
7/23 at 100.00 B-   $ 3,755,004
Virginia College Building Authority, Educational Facilities Revenue
Bonds, 21st Century Collage & Equipment Programs, Series 2023A:
5,000 5.000%, 2/01/33 No Opt. Call AA+   5,964,800
6,200 5.250%, 2/01/42 2/33 at 100.00 AA+   7,104,456
5,000 Virginia College Building Authority, Educational Facilities Revenue
Bonds, 21st Century Collage & Equipment Programs, Series 2023B,
5.000%, 2/01/33
No Opt. Call AA+   5,964,800
1,000 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Green Series 2015B, 5.000%,
7/01/45, 144A
7/25 at 100.00 BB+   943,950
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds,
Series 2023A:
1,480 5.000%, 7/01/41 7/33 at 100.00 AA+   1,683,944
2,370 5.000%, 7/01/42 7/33 at 100.00 AA+   2,685,139
2,885 5.000%, 7/01/43 7/33 at 100.00 AA+   3,262,646
2,000 Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student Housing
Project, Series 2019A, 5.500%, 7/01/49, 144A
7/34 at 100.00 N/R   1,817,220
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
2,180 5.000%, 12/31/47, (AMT) 6/27 at 100.00 BBB   2,205,070
13,250 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB   13,368,853
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022:
4,000 5.000%, 12/31/47, (AMT) 12/32 at 100.00 Baa1   4,108,240
2,240 5.000%, 12/31/52, (AMT) 12/32 at 100.00 Baa1   2,286,435
Virginia Small Business Financing Authority, Revenue Bonds, National
Senior Campuses Inc Obligated Group, Series 2020A:
4,060 4.000%, 1/01/40 7/27 at 103.00 A   3,764,026
5,695 4.000%, 1/01/45 7/27 at 103.00 A   5,094,121
Total Virginia 64,008,704
Washington - 2.6%
2,525 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Bonneville Power Administration, Refunding
Series 2022A, 5.000%, 7/01/36
7/32 at 100.00 Aa1   2,905,846
5,500 King County Public Hospital District 4, Washington, General Obligation
Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series
2015A, 5.000%, 12/01/38
12/25 at 100.00 N/R   5,510,065
80 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call BBB+   88,366
5,385 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 AA-   5,639,226
Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019:
10,000 5.000%, 4/01/37, (AMT) 4/29 at 100.00 AA-   10,527,200
6,995 5.000%, 4/01/38, (AMT) 4/29 at 100.00 AA-   7,325,863
Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,825 5.000%, 12/01/30 12/26 at 100.00 Baa3   3,943,690
1,950 5.000%, 12/01/31 12/26 at 100.00 Baa3   2,010,236
4,000 5.000%, 12/01/32 12/26 at 100.00 Baa3   4,121,360
1,120 5.000%, 12/01/37 12/26 at 100.00 Baa3   1,139,062

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 3,900 University of Washington, General Revenue Bonds, Series 2020A,
4.000%, 4/01/45
4/30 at 100.00 Aaa   $ 3,826,563
3,630 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 A-   3,395,320
1,600 Washington Health Care Facilities Authority, Revenue Bonds,
PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28, (Pre-
refunded 5/15/24)
5/24 at 100.00 A+  (4) 1,623,120
5,710 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 A   5,714,682
6,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B, 4.000%,
10/01/42, (Mandatory Put 10/01/30)
No Opt. Call A   6,023,880
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017:
3,090 5.000%, 8/15/33 8/27 at 100.00 BBB+   3,198,644
5,955 5.000%, 8/15/34 8/27 at 100.00 BBB+   6,121,800
2,695 5.000%, 8/15/35 8/27 at 100.00 BBB+   2,755,557
Washington State Housing Finance Commission, Nonprofit Refunding
Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
1,155 5.000%, 7/01/41, 144A 7/26 at 100.00 N/R   969,553
2,000 5.000%, 7/01/46, 144A 7/26 at 100.00 N/R   1,612,020
3,805 5.000%, 7/01/51, 144A 7/26 at 100.00 N/R   2,968,395
1,100 Washington State Housing Finance Commission, Non-Profit Revenue
Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28
7/23 at 100.00 A-   1,100,924
2,340 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
7/23 at 100.00 BBB-   2,041,650
8,520 Washington State, General Obligation Bonds, Various Purpose Series
2015B, 5.000%, 2/01/36
2/25 at 100.00 Aaa   8,746,802
6,635 Washington State, General Obligation Bonds, Various Purpose Series
2022C, 5.000%, 2/01/46
2/32 at 100.00 Aaa   7,284,434
Washington State, General Obligation Bonds, Various Purpose Series
2023A:
13,945 5.000%, 8/01/43 8/32 at 100.00 Aaa   15,546,723
4,420 5.000%, 8/01/46 8/32 at 100.00 Aaa   4,873,934
Total Washington 121,014,915
West Virginia - 0.5%
15,500 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Cabell Huntington Hospital, Inc. Project, Refunding & Improvement
Series 2018A, 5.000%, 1/01/43
1/29 at 100.00 BBB+   14,811,645
2,375 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/30
9/29 at 100.00 Baa1   2,518,521
West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A:
2,805 5.000%, 6/01/40 6/33 at 100.00 A   3,016,441
1,715 5.000%, 6/01/41 6/33 at 100.00 A   1,837,503
Total West Virginia 22,184,110
Wisconsin - 2.7%
1,250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%,
2/01/36, 144A
2/26 at 100.00 N/R   1,191,575

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 815 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 5.000%, 6/15/40, 144A
6/30 at 100.00 Ba1   $ 784,323
200 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/55,
144A
7/28 at 100.00 BB-   169,700
2,150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46, 144A
6/26 at 100.00 N/R   1,638,300
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1:
11 0.000%, 1/01/47, 144A (5) No Opt. Call N/R   242
10 0.000%, 1/01/48, 144A (5) No Opt. Call N/R   201
9 0.000%, 1/01/49, 144A (5) No Opt. Call N/R   187
9 0.000%, 1/01/50, 144A (5) No Opt. Call N/R   169
9 0.000%, 1/01/51, 144A (5) No Opt. Call N/R   158
12 0.000%, 1/01/52, 144A (5) No Opt. Call N/R   191
11 0.000%, 1/01/53, 144A (5) No Opt. Call N/R   179
11 0.000%, 1/01/54, 144A (5) No Opt. Call N/R   163
11 0.000%, 1/01/55, 144A (5) No Opt. Call N/R   152
11 0.000%, 1/01/56, 144A (5) No Opt. Call N/R   142
579 5.500%, 7/01/56, 144A (5) 3/28 at 100.00 N/R   322,670
12 0.000%, 1/01/57, 144A (5) No Opt. Call N/R   148
11 0.000%, 1/01/58, 144A (5) No Opt. Call N/R   137
11 0.000%, 1/01/59, 144A (5) No Opt. Call N/R   127
11 0.000%, 1/01/60, 144A (5) No Opt. Call N/R   117
11 0.000%, 1/01/61, 144A (5) No Opt. Call N/R   109
11 0.000%, 1/01/62, 144A (5) No Opt. Call N/R   100
10 0.000%, 1/01/63, 144A (5) No Opt. Call N/R   93
10 0.000%, 1/01/64, 144A (5) No Opt. Call N/R   87
10 0.000%, 1/01/65, 144A (5) No Opt. Call N/R   80
11 0.000%, 1/01/66, 144A (5) No Opt. Call N/R   80
128 0.000%, 1/01/67, 144A (5) No Opt. Call N/R   877
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier
Series 2018B:
27 0.000%, 1/01/46, 144A (5) No Opt. Call N/R   641
27 0.000%, 1/01/47, 144A (5) No Opt. Call N/R   587
26 0.000%, 1/01/48, 144A (5) No Opt. Call N/R   554
26 0.000%, 1/01/49, 144A (5) No Opt. Call N/R   521
26 0.000%, 1/01/50, 144A (5) No Opt. Call N/R   478
28 0.000%, 1/01/51, 144A (5) No Opt. Call N/R   497
727 1.000%, 7/01/51, 144A (5) 3/28 at 100.00 N/R   418,703
28 0.000%, 1/01/52, 144A (5) No Opt. Call N/R   461
28 0.000%, 1/01/53, 144A (5) No Opt. Call N/R   432
28 0.000%, 1/01/54, 144A (5) No Opt. Call N/R   404
27 0.000%, 1/01/55, 144A (5) No Opt. Call N/R   378
27 0.000%, 1/01/56, 144A (5) No Opt. Call N/R   356
27 0.000%, 1/01/57, 144A (5) No Opt. Call N/R   333
26 0.000%, 1/01/58, 144A (5) No Opt. Call N/R   311
26 0.000%, 1/01/59, 144A (5) No Opt. Call N/R   295
26 0.000%, 1/01/60, 144A (5) No Opt. Call N/R   275
25 0.000%, 1/01/61, 144A (5) No Opt. Call N/R   256
25 0.000%, 1/01/62, 144A (5) No Opt. Call N/R   241
25 0.000%, 1/01/63, 144A (5) No Opt. Call N/R   225
25 0.000%, 1/01/64, 144A (5) No Opt. Call N/R   213
24 0.000%, 1/01/65, 144A (5) No Opt. Call N/R   199
24 0.000%, 1/01/66, 144A (5) No Opt. Call N/R   182
314 0.000%, 1/01/67, 144A (5) No Opt. Call N/R   2,145

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 1,650 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A
8/23 at 100.00 BB+   $ 1,651,914
3,845 Public Finance Authority of Wisconsin, Exempt Facilities Revenue
Bonds, National Gypsum Company Project, Refunding Series 2016,
4.000%, 8/01/35, (AMT)
8/26 at 100.00 N/R   3,387,560
1,925 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 4.000%,
1/01/45
1/30 at 100.00 A   1,763,031
14,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 6.750%, 12/01/42, 144A
12/27 at 100.00 N/R   12,683,020
5,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022B,
4.000%, 10/01/46, (Mandatory Put 10/01/30)
No Opt. Call Aa3   5,057,650
2,735 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 N/R   1,641,000
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour
LLC Obligated Group Aviation Facilities Project, Series 2021:
2,655 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R   2,243,156
3,225 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R   2,302,070
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1:
1,360 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R   836,400
4,065 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R   2,499,975
1,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 N/R   615,000
4,300 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 A-   4,107,876
13,410 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A
6/26 at 100.00 BBB-   13,042,298
7,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 BBB-   6,934,550
33,500 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D, 0.000%, 12/15/60 - AGM
Insured
12/30 at 29.95 AA   5,388,475
18,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32
7/23 at 100.00 A3   18,004,500
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014:
1,880 5.250%, 10/01/39 7/23 at 102.00 N/R   1,666,902
1,000 5.375%, 10/01/44 7/23 at 102.00 N/R   873,370
3,500 5.500%, 10/01/49 7/23 at 102.00 N/R   3,057,705
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A, 4.000%, 4/01/39
4/27 at 100.00 AA   1,964,060
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 BBB+   4,940,300
435 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 5.000%, 8/15/39
8/24 at 100.00 A+   438,171

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
$ 2,980 5.000%, 7/01/34 7/24 at 100.00 A   $ 3,026,429
2,100 4.350%, 7/01/36 7/23 at 100.00 A   2,100,126
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Refunding
Series 2013:
3,175 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 N/R  (4) 3,181,032
275 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 N/R  (4) 275,523
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
5,000 5.000%, 12/01/34 7/23 at 102.00 N/R   4,729,150
4,435 5.000%, 12/01/44 7/23 at 102.00 N/R   3,743,761
4,225 5.250%, 12/01/49 7/23 at 102.00 N/R   3,623,698
5,635 Wisconsin Housing and Economic Development Authority,
Homeowners Mortgage Revenue Bonds, Guaranteed Mortgage-
Backed Securities Program, Pass Through Series 2017A, 2.690%,
7/01/47
10/26 at 100.00 Aaa   5,257,539
Total Wisconsin 125,575,235
Total Municipal Bonds
(cost $4,652,236,879) 4,620,104,049
Shares Description (1) Value
X – COMMON STOCKS - 1 .3%
X 59,202,152
Electric Utilities - 0.1%
21,034 Talen Energy Corp (10) $ 1,021,895
56,105 Talen Energy Supply LLC (10) 2,725,749
Total Electric Utilities 3,747,644
Independent Power and Renewable Electricity Producers - 1.2%
719,217 Energy Harbor Corp (10),(11) 55,454,508
Total Independent Power and Renewable Electricity Producers 55,454,508
Total Common Stocks
(cost $16,425,722) 59,202,152
Principal
Amount (000) Description (1)
Coupon
(12)
Reference
Rate (12) Spread (12) Maturity (13) Ratings (3) Value
– VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% (12)
X 210,032
Hotels, Restaurants & Leisure - 0.0%
$ 10 Lombard Starwood Westin
Hotel Conference Center
and Hotel Project Revenue
Bonds , (cash 7.500%, PIK
7.500%)(6),(14)
7.500% N/A N/A 12/31/23 N/R $ 10,032
Total Hotels, Restaurants & Leisure 10,032

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Coupon
(12)
Reference
Rate (12) Spread (12) Maturity (13) Ratings (3) Value
Trading Companies & Distributors - 0.0%
$ 200 KDC Agribusiness Fairless
Hills LLC (6)
12.000% 0.000% 9/17/23 N/R $ 200,000
Total Trading Companies & Distributors 200,000
Total Variable Rate Senior Loan Interests
(cost $210,032) 210,032
Total Long-Term Investments
(cost $4,668,872,633) 4,679,516,233
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  3.4%
X – MUNICIPAL BONDS - 3 .4%
X 161,400,000
National - 3.4%
$ 107,400 Invesco Municipal Opportunity Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6VMO. JP MORGAN CHASE PUTTERS
/ DRIVERS TR VAR STS CTFS 5029.Ticker Symbol - VMO, 4.350%,
12/01/24, (AMT), (Mandatory Put 6/30/2023), 144A (15)
No Opt. Call AA $ 107,400,000
20,000 Invesco Value Income Trust Variable Rate Munifund Term Preferred
Shares Series 2015/6 IIM, 4.350%, 3/20/24, (AMT), 144A (15)
No Opt. Call AA 20,000,000
34,000 Invesco Value Income Trust Variable Rate Munifund Term Preferred
Shares Series 2015/6 IIM. JP MORGAN CHASE PUTTERS / DRIVERS
TR VAR STS CTFS 5027. Ticker Symbol - IIM, 4.350%, 3/20/24, (AMT),
(Mandatory Put 6/30/2023), 144A (15)
No Opt. Call AA 34,000,000
Total National 161,400,000
Total Municipal Bonds
(cost $161,400,000) 161,400,000
Total Short-Term Investments
(cost $161,400,000) 161,400,000
Total Investments
(cost $ 4,830,272,633 ) - 102 .2% 4,840,916,233
Floating Rate Obligations - (2.8)% (131,485,000)
Other Assets & Liabilities, Net -  0.6% 28,300,974
Net Assets - 100% $ 4,737,732,207

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,619,974,022 $ 130,027 $ 4,620,104,049
Common Stocks – 59,202,152 – 59,202,152
Variable Rate Senior Loan Interests – – 210,032 210,032
Short-Term Investments:
Municipal Bonds – 161,400,000 – 161,400,000
Total
$ – $ 4,840,576,174 $ 340,059 $ 4,840,916,233
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(9) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority,
Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23,
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008B,3.625%, 10/01/33,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%,11/01/32. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by
Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-
formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction,
Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(12) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(13) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(14) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(15) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

SIFMA Securities Industry and Financial Market Association
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Intermediate Duration Municipal Bond
Fund
Portfolio of Investments June 30, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.4%
X – MUNICIPAL BONDS - 95 .6%
X 7,537,273,142
Alabama - 2.2%
$ 7,630 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A, 5.000%, 10/01/31 - AGM Insured, (AMT)
10/27 at 100.00 AA   $ 7,989,068
5,080 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/37
7/28 at 100.00 Aa3   5,023,967
2,880 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018B, 5.000%, 7/01/37
7/28 at 100.00 A1   3,023,107
6,665 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
9/23 at 100.31 A2   6,663,067
3,615 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put
12/01/25)
9/25 at 100.38 A1   3,594,684
6,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 5 Series 2020A-1, 4.000%, 10/01/49, (Mandatory Put
10/01/26)
7/26 at 100.65 A1   5,955,360
6,815 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 A-   6,624,657
7,865 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022B-1, 4.000%, 4/01/53, (Mandatory Put 10/01/27)
7/27 at 100.42 A2   7,776,991
3,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022F, 5.500%, 11/01/53, (Mandatory Put 12/01/28)
9/28 at 100.00 A2   3,168,270
8,245 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
3/27 at 100.17 Aa1   8,222,244
Chatom Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding
Series 2020:
1,045 5.000%, 8/01/26 - AGM Insured No Opt. Call AA   1,089,935
1,000 5.000%, 8/01/28 - AGM Insured No Opt. Call AA   1,076,070
1,000 5.000%, 8/01/30 - AGM Insured No Opt. Call AA   1,107,340
5,500 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2
Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 A2   5,469,420
7,410 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call A1   7,026,607
28,940 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2008, 2.900%, 7/15/34, (Mandatory Put 12/12/23)
No Opt. Call A1   28,821,635
620 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%,
4/15/27
4/25 at 100.00 N/R   614,910
Montgomery Medical Clinic Board, Alabama, Health Care Facility
Revenue Bonds, Jackson Hospital & Clinic, Series 2015:
3,555 5.000%, 3/01/24 No Opt. Call BB   3,578,001
2,235 5.000%, 3/01/25 No Opt. Call BB   2,228,094
1,725 5.000%, 3/01/26 No Opt. Call BB   1,718,203
8,285 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding
Series 2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call BBB   7,897,759

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alabama (continued)
$ 12,400 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49,
(Mandatory Put 6/01/24)
3/24 at 100.29 A1   $ 12,377,060
10,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put
12/01/31)
9/31 at 100.62 A1   9,727,200
1,820 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53,
(Mandatory Put 12/01/29)
9/29 at 100.10 A1   1,936,298
11,500 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 A2   11,894,795
545 The Improvement District of the City of Mobile - McGowin Park Project,
Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25
No Opt. Call N/R   540,335
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A:
5,909 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R   5,527,476
4,250 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R   3,845,400
10,000 West Jefferson, Alabama, Industrial Development Board Pollution
Control Revenue Bonds, Alabama Power Company, Refunding Series
1998, 3.650%, 6/01/28, (Mandatory Put 1/21/09)
1/09 at 100.00 A1   10,000,000
Total Alabama 174,517,953
Alaska - 0.0%
1,900 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2022A-II, 2.350%, 12/01/39
12/30 at 100.00 AA+   1,502,520
1,500 Alaska State, General Obligation Bonds, Series 2023A, 5.000%, 8/01/23 No Opt. Call AA-   1,501,815
Total Alaska 3,004,335
Arizona - 1.5%
980 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue
Bonds, Stimulus Plan for Economic and Educational Development,
Series 2020C. Forward Delivery, 5.000%, 8/01/26
No Opt. Call Aa3   1,038,565
Arizona State, Certificates of Participation, Refunding Series 2019A:
5,630 5.000%, 10/01/26, (ETM) No Opt. Call Aa2  (4) 5,989,363
16,880 5.000%, 10/01/27, (ETM) No Opt. Call Aa2  (4) 18,352,442
21,410 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2005,
2.400%, 12/01/35, (Mandatory Put 8/14/23)
No Opt. Call A   21,370,820
2,485 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A   2,480,303
6,500 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
1, 5.000%, 9/01/42, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A   6,653,075
19,740 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A   20,207,443
775 Glendale Industrial Development Authority, Arizona, Revenue Bonds,
Midwestern University, Refunding Series 2020, 4.000%, 5/15/26
No Opt. Call AA   792,050
890 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 BB+   734,277

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,950 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 BB+   $ 1,876,738
Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A:
450 5.000%, 9/01/27 No Opt. Call A+   478,044
720 5.000%, 9/01/28 No Opt. Call A+   777,521
5,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48, (Mandatory
Put 10/18/24)
No Opt. Call AA-   5,103,000
3,030 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 4.580%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread)
(5)
10/23 at 100.00 AA-   3,021,274
2,520 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, El Paso Electric Company, Refunding Series
2009A, 3.600%, 2/01/40
6/29 at 100.00 BBB+   2,225,286
Northern Arizona University, Revenue Bonds, SPEED - Stimulus Plan
Economic Educational Development Fund, Refunding Series 2020B:
3,615 5.000%, 8/01/26 - AGM Insured No Opt. Call AA   3,813,608
4,220 5.000%, 8/01/27 - AGM Insured No Opt. Call AA   4,540,256
3,975 5.000%, 8/01/28 - AGM Insured No Opt. Call AA   4,351,075
Paradise Valley Unified School District No. 69, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project of
2019, Series 2022D:
625 5.000%, 7/01/36 7/32 at 100.00 AAA   711,375
675 5.000%, 7/01/37 7/32 at 100.00 AAA   759,469
640 Phoenix Civic Improvement Corporation, Arizona, Water System
Revenue Bonds, Junior Lien Series 2021A, 5.000%, 7/01/26
No Opt. Call AAA   678,758
830 Regional Public Transportation Authority, Arizona, Transportation Excise
Tax Revenue Bonds, Maricopa County Public Transportation Fund
Series 2014, 5.250%, 7/01/23
No Opt. Call AA+   830,000
5,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/36
6/25 at 100.00 AA+   5,138,150
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,235 5.000%, 12/01/32 No Opt. Call A3   1,311,447
1,120 5.000%, 12/01/37 No Opt. Call A3   1,172,259
1,960 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-1,
1.500%, 12/01/27
7/23 at 100.00 N/R   1,771,977
Total Arizona 116,178,575
Arkansas - 0.8%
3,140 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB   3,145,275
1,165 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 BB   1,183,244
14,355 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba2   13,021,421

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas (continued)
$ 1,785 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 Ba2   $ 1,682,898
11,415 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44,
(Mandatory Put 9/01/27)
3/27 at 100.00 BBB+   12,059,148
1,000 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 5.000%, 12/01/33
12/23 at 100.00 A1   1,006,630
Hot Springs School District 6, Garland County, Arkansas, General
Obligation Bonds, Refunding Series 2021:
2,305 2.000%, 6/01/29 12/26 at 100.00 Aa2   2,095,775
2,500 2.000%, 6/01/30 12/26 at 100.00 Aa2   2,235,900
2,905 2.000%, 6/01/31 12/26 at 100.00 Aa2   2,557,039
5,000 Little Rock, Arkansas, General Obligation Bonds, Capital Improvement
Series 2022A, 3.875%, 2/01/43
2/28 at 100.00 Aa1   5,000,150
Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds,
Series 2014:
820 5.000%, 7/01/23 No Opt. Call A+   820,000
1,610 5.000%, 7/01/26 7/24 at 100.00 A+   1,638,690
1,490 5.000%, 7/01/28 7/24 at 100.00 A+   1,515,822
1,935 5.000%, 7/01/29 7/24 at 100.00 A+   1,968,533
1,005 5.000%, 7/01/30 7/24 at 100.00 A+   1,022,417
4,595 5.000%, 7/01/34 7/24 at 100.00 A+   4,675,091
Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue
Bonds, Baptist Health, Series 2014:
2,175 5.000%, 12/01/25 12/24 at 100.00 A   2,219,218
1,820 5.000%, 12/01/27 12/24 at 100.00 A   1,859,858
University of Arkansas, Fayetteville, Various Facilities Revenue Bonds,
Refunding & Improvement Series 2019A:
1,245 5.000%, 11/01/34 5/29 at 100.00 Aa2   1,375,277
1,260 5.000%, 11/01/35 5/29 at 100.00 Aa2   1,384,311
Total Arkansas 62,466,697
California - 4.1%
5,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory
Put 10/01/31)
10/30 at 100.65 Baa1   5,233,600
California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A:
2,235 5.000%, 6/01/31 6/30 at 100.00 A   2,463,484
1,310 5.000%, 6/01/32 6/30 at 100.00 A   1,440,528
635 5.000%, 6/01/33 6/30 at 100.00 A-   697,452
350 4.000%, 6/01/34 6/30 at 100.00 A-   359,345
2,190 4.000%, 6/01/36 6/30 at 100.00 A-   2,213,652
3,075 4.000%, 6/01/38 6/30 at 100.00 A-   3,054,398
1,580 4.000%, 6/01/40 6/30 at 100.00 A-   1,553,235
6,815 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2011A, 3.000%, 3/01/41,
(Mandatory Put 3/01/24)
9/23 at 100.00 A   6,781,061
California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A:
1,205 5.000%, 8/15/35 8/27 at 100.00 BBB+   1,246,729
1,345 5.000%, 8/15/36 8/27 at 100.00 BBB+   1,385,027

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 995 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Series 2006C, 5.000%, 6/01/41, (Mandatory Put
11/01/29)
No Opt. Call AA-   $ 1,118,121
755 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%,
10/01/39, (Mandatory Put 10/01/25)
10/25 at 100.00 A   775,430
14,695 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-2, 3.750%, 3/25/35
No Opt. Call AA+   14,291,145
2,898 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call BBB   2,640,659
9,405 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
7/23 at 100.00 N/R   9,365,687
6,155 California Infrastructure and Economic Development Bank, Revenue
Bonds, J Paul Getty Trust, Refunding Series 2020B-2, 3.000%,
10/01/47, (Mandatory Put 10/01/26)
4/26 at 101.17 AAA   6,111,853
California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A:
5,950 3.250%, 12/31/32 - AGM Insured, (AMT) 6/28 at 100.00 AA   5,611,802
4,000 5.000%, 12/31/33, (AMT) 6/28 at 100.00 BBB-   4,199,560
5,000 5.000%, 12/31/34, (AMT) 6/28 at 100.00 BBB-   5,224,750
California Pollution Control Financing Authority Water Furnishing
Revenue Bonds (Poseidon Resources (Channelside) LP Desalination
Project), Series 2023 (AMT):
2,590 5.000%, 7/01/34, (AMT), 144A 7/33 at 100.00 BBB   2,777,257
2,500 5.000%, 7/01/35, (AMT), 144A 7/33 at 100.00 BBB   2,655,475
2,500 5.000%, 7/01/36, (AMT), 144A 7/33 at 100.00 BBB   2,636,725
6,055 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2,
3.625%, 7/01/27, (AMT)
7/25 at 100.00 A-   6,007,226
24,490 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call A-   24,204,447
12,330 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call A-   12,061,329
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
5,425 5.250%, 12/01/29 12/24 at 100.00 BB+   5,526,556
7,285 5.250%, 12/01/34 12/24 at 100.00 BB+   7,393,401
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,500 5.000%, 12/01/27, 144A 6/26 at 100.00 BB+   1,528,800
2,695 5.000%, 12/01/31, 144A 6/26 at 100.00 BB+   2,755,557
4,200 5.000%, 12/01/36, 144A 6/26 at 100.00 BB+   4,222,302
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
885 5.000%, 12/01/28, 144A 6/28 at 100.00 BB+   907,523
2,530 5.000%, 12/01/33, 144A 6/28 at 100.00 BB+   2,578,829
3,790 5.250%, 12/01/38, 144A 6/28 at 100.00 BB+   3,845,979
915 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B,
5.000%, 7/01/25, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R  (4) 934,005

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 905 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46,
(Mandatory Put 11/01/29)
No Opt. Call AA-   $ 1,016,985
385 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45,
(Mandatory Put 11/01/29)
No Opt. Call AA-   432,640
9 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005G, 5.500%,
7/01/24 (6),(7)
1/22 at 100.00 N/R   9,263
2,520 California Statewide Community Development Authority, Revenue
Bonds, Kaiser Permanente System, Variable Rate Demand Obligation
Series 2004M, 5.000%, 4/01/38, (Mandatory Put 11/01/29)
No Opt. Call AA-   2,831,825
6,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-1, 3.000%, 6/01/48, 144A
6/31 at 100.00 N/R   4,071,840
6,605 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien
Series 2021A-1, 3.000%, 7/01/43, 144A
7/32 at 100.00 N/R   4,989,021
4,275 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-1, 2.650%, 12/01/46, 144A
12/31 at 100.00 N/R   3,310,261
5,145 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series
2021A-1, 3.000%, 12/01/49
6/32 at 100.00 N/R   3,489,802
El Dorado Union High School District, El Dorado County, California,
General Obligation Bonds, Series 2020:
1,430 5.000%, 8/01/33 - AGM Insured 8/27 at 100.00 AA   1,551,993
2,200 5.000%, 8/01/34 - AGM Insured 8/27 at 100.00 AA   2,390,828
2,280 5.000%, 8/01/35 - AGM Insured 8/27 at 100.00 AA   2,467,143
8,715 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-
2, 0.000%, 6/01/66
12/31 at 27.75 N/R   951,155
4,125 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+   4,300,024
1,300 Grant Joint Union High School District, Sacramento County, California,
General Obligation Bonds, Capital Appreciation Election 2006 Series
2008, 0.000%, 8/01/26 - AGM Insured
No Opt. Call A1   1,172,743
Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
1,000 5.000%, 9/01/30 9/24 at 100.00 N/R   1,017,300
1,015 5.000%, 9/01/32 9/24 at 100.00 N/R   1,032,478
465 5.000%, 9/01/34 9/24 at 100.00 N/R   472,840
1,825 Lake Elsinore Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 -
AGM Insured
7/23 at 100.00 AA   1,826,223
2,015 Las Virgenes Unified School District, Los Angeles County, California,
General Obligation Bonds, 2006 Election, Series 2009B, 0.000%,
8/01/27
No Opt. Call Aa1   1,765,019
6,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2018D,
5.000%, 5/15/25, (AMT)
No Opt. Call AA-   6,150,780
7,415 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2022A,
5.000%, 5/15/26, (AMT)
No Opt. Call AA-   7,713,231

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014B, 5.000%, 7/01/43
1/24 at 100.00 Aa2   $ 5,027,700
Los Angeles, California, Special Tax Bonds, Community Facilities District
4, Playa Vista Phase I, Series 2014:
1,060 5.000%, 9/01/24 No Opt. Call A+   1,080,649
1,240 5.000%, 9/01/25 9/24 at 100.00 A+   1,266,660
1,010 5.000%, 9/01/26 9/24 at 100.00 A+   1,034,240
400 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 - BAM
Insured
9/25 at 100.00 AA   418,360
5,440 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/28 (8)
2/28 at 100.00 Aa1   6,011,037
11,490 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009A, 6.125%, 11/01/29
No Opt. Call A   12,333,021
9,140 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009C, 6.125%, 11/01/29
No Opt. Call A   9,810,967
8,040 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A,
6.750%, 8/01/40
8/30 at 100.00 A1   9,305,657
4,085 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 0.000%, 8/01/23 - AGC Insured
No Opt. Call AA   4,074,624
5,355 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Series 2011A, 0.000%, 8/01/34
No Opt. Call Aa2   3,637,330
2,410 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 -
AGM Insured
10/24 at 100.00 AA   2,412,964
Riverside County Redevelopment Agency, California, Tax Allocation
Bonds, Jurupa Valley Project Area, Series 2011B:
2,115 0.000%, 10/01/34 No Opt. Call A+   1,371,556
2,000 0.000%, 10/01/36 No Opt. Call A+   1,162,700
2,105 San Diego Association of Governments, California, Capital Grants
Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green
Series 2019B, 1.800%, 11/15/27
11/26 at 100.00 A-   1,949,819
5,825 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023A,
5.000%, 5/01/28, (AMT)
No Opt. Call A1   6,216,149
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series
2014A:
5,075 5.000%, 1/15/29, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 5,239,024
21,260 5.000%, 1/15/34, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 21,947,123
Santa Ana Financing Authority, California, Lease Revenue Bonds, Police
Administration and Housing Facility, Series 1994A:
505 6.250%, 7/01/24, (ETM) No Opt. Call Baa2  (4) 512,585
845 6.250%, 7/01/24 No Opt. Call Baa2   857,886
2,030 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 - FGIC
Insured
No Opt. Call Aa3   2,024,844
3,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series 2009A,
5.750%, 8/01/31 - AGC Insured
8/26 at 100.00 AA   3,283,410

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Washington Township Health Care District, California, Revenue Bonds,
Refunding Series 2015A:
$ 1,540 5.000%, 7/01/24 No Opt. Call Baa2   $ 1,557,387
1,415 5.000%, 7/01/25 No Opt. Call Baa2   1,438,772
1,450 3.250%, 7/01/27 7/25 at 100.00 Baa2   1,388,027
1,435 3.500%, 7/01/28 7/25 at 100.00 Baa2   1,404,047
1,355 3.750%, 7/01/29 7/25 at 100.00 Baa2   1,339,810
2,500 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25
No Opt. Call AA-   2,643,350
Total California 319,516,021
Colorado - 2.7%
2,955 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R   2,432,113
Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A:
3,015 5.500%, 12/01/32 12/28 at 100.00 Aa1   3,427,753
1,250 5.500%, 12/01/33 12/28 at 100.00 Aa1   1,419,150
9,355 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29,
144A
7/23 at 103.00 N/R   9,245,546
1,115 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/29
12/25 at 103.00 N/R   1,043,417
10,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/51, (AMT)
12/27 at 100.00 A   9,020,100
980 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016,
3.750%, 7/01/26, 144A
No Opt. Call BB+   952,442
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Regis University Project, Refunding Series 2016:
1,910 5.000%, 10/01/25 No Opt. Call Baa3   1,919,645
1,235 5.000%, 10/01/30 10/25 at 100.00 Baa3   1,247,523
1,715 3.125%, 10/01/31 10/25 at 100.00 Baa3   1,531,461
5,005 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/39
11/29 at 100.00 AA   5,412,907
5,040 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-1, 0.000%, 11/15/58,
(Mandatory Put 11/15/28) (WI/DD)
11/27 at 101.76 AA   5,507,410
4,385 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/31
8/29 at 100.00 A-   4,721,154
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2:
4,010 5.000%, 8/01/25 No Opt. Call A-   4,101,749
5,015 5.000%, 8/01/31 8/29 at 100.00 A-   5,399,450
6,395 5.000%, 8/01/33 8/29 at 100.00 A-   6,872,195
12,305 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 A-   12,556,637
35,215 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/26)
2/26 at 100.00 A-   36,301,735
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A, 4.000%,
12/01/40
12/27 at 103.00 A-   1,721,620

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 14,655 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, 3.125%, 9/01/42
9/26 at 100.00 Baa1   $ 11,022,465
Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A:
3,140 4.000%, 1/01/36 1/30 at 100.00 AA+   3,204,182
8,815 4.000%, 1/01/38 1/30 at 100.00 AA+   8,856,871
5,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.500%, 1/01/35, (Pre-refunded 1/01/24)
1/24 at 100.00 AA+  (4) 5,356,763
2,755 Colorado Housing and Finance Authority, Single Family Mortgage
Bonds, Class I Series 2021E, 2.125%, 11/01/42
5/30 at 100.00 AAA   1,992,361
6,510 Colorado Housing and Finance Authority, Single Family Mortgage
Bonds, Class I Series 2021H, 2.000%, 5/01/42
5/30 at 100.00 AAA   4,647,359
1,500 Delta County Memorial Hospital District, Colorado, Enterprise Revenue
Bonds, Refunding Series 2010, 5.500%, 9/01/25
7/23 at 100.00 N/R   1,470,540
Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022D:
1,705 5.750%, 11/15/34, (AMT) 11/32 at 100.00 AA-   2,032,803
830 5.750%, 11/15/35, (AMT) 11/32 at 100.00 AA-   980,305
15,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call A+   15,287,250
10,270 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 BB-   10,280,167
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016:
1,500 5.000%, 12/01/31 12/26 at 100.00 Baa2   1,544,880
500 5.000%, 12/01/32 12/26 at 100.00 Baa2   513,890
645 5.000%, 12/01/33 12/26 at 100.00 Baa2   661,280
360 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series
2018A, 5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   363,352
1,850 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   1,869,407
5,900 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   5,892,094
1,040 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
4.000%, 12/01/35, 144A
3/26 at 103.00 N/R   890,063
3,945 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2, 7.750%, 12/01/42
12/27 at 81.99 N/R   2,241,510
380 Prairie Center Metropolitan District 7, Brighton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020,
4.125%, 12/15/36
12/25 at 103.00 N/R   336,836
750 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 N/R   631,583
Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A:
600 5.000%, 1/15/28 No Opt. Call A-   637,938
550 5.000%, 7/15/28 No Opt. Call A-   589,600

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 750 5.000%, 1/15/29 No Opt. Call A-   $ 809,257
500 5.000%, 7/15/29 No Opt. Call A-   543,510
555 5.000%, 1/15/30 No Opt. Call A-   606,465
445 5.000%, 7/15/30 No Opt. Call A-   489,278
1,035 5.000%, 1/15/31 No Opt. Call A-   1,144,596
3,400 4.000%, 7/15/40 No Opt. Call A-   3,339,242
Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A:
2,100 4.500%, 12/01/32 3/27 at 103.00 N/R   1,903,461
9,095 5.000%, 12/01/42 3/27 at 103.00 N/R   8,263,990
1,000 Spring Mesa Metropolitan District, Jefferson County, Colorado, General
Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 - AGC
Insured
12/25 at 100.00 AA   939,490
730 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1,
5.000%, 12/01/41
3/26 at 103.00 N/R   656,788
1,025 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 N/R   997,981
Total Colorado 215,831,564
Connecticut - 1.5%
4,445 Connecticut Health and Educational Facilities Authority, Chefa Revenue
Bonds, Yale University, Remarketing Series 2017B-2, 3.200%, 7/01/37,
(Mandatory Put 7/01/26) (WI/DD)
No Opt. Call AAA   4,449,445
1,965 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36
1/30 at 100.00 A+   1,951,756
1,965 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53,
(Mandatory Put 1/01/25)
10/24 at 100.93 A+   1,999,014
Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A:
4,415 4.000%, 7/01/34 7/29 at 100.00 BBB+   4,398,090
12,960 4.000%, 7/01/35 7/29 at 100.00 BBB+   12,875,112
Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1:
700 4.000%, 7/01/26 No Opt. Call BBB+   698,803
925 4.000%, 7/01/27 No Opt. Call BBB+   926,267
775 4.000%, 7/01/28 No Opt. Call BBB+   778,798
600 4.000%, 7/01/29 No Opt. Call BBB+   604,704
14,260 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2014A, 2.800%, 7/01/48, (Mandatory
Put 2/10/26)
No Opt. Call AAA   13,973,944
5,640 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2016A-2, 2.000%, 7/01/42, (Mandatory
Put 7/01/26)
No Opt. Call AAA   5,343,280
7,745 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/01/24)
1/24 at 100.00 AA-   7,599,317
1,170 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 4.000%, 11/15/38
11/27 at 100.00 AAA   1,159,844
885 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 AAA   803,907
1,540 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019E-1, 2.850%, 11/15/39
11/28 at 100.00 AAA   1,264,201

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 5,570 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.750%, 11/15/37
11/28 at 100.00 AAA   $ 4,635,243
Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1:
5,195 2.450%, 5/15/38 5/29 at 100.00 AAA   4,260,108
4,660 3.500%, 11/15/45 5/29 at 100.00 AAA   4,553,659
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020D-1, 2.350%, 11/15/40
5/30 at 100.00 AAA   3,646,350
2,850 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-1, 2.350%, 11/15/40
5/30 at 100.00 AAA   2,149,470
10,265 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 AAA   7,226,457
11,105 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.100%, 11/15/40
11/30 at 100.00 AAA   7,963,729
22,870 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.300%, 11/15/41
11/30 at 100.00 AAA   17,092,581
Connecticut State, General Obligation Bonds, Refunding Series 2023B:
1,335 5.000%, 8/01/25 No Opt. Call AA-   1,386,331
2,000 5.000%, 8/01/26 No Opt. Call AA-   2,120,120
1,790 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23
No Opt. Call AA   1,797,464
Total Connecticut 115,657,994
Delaware - 0.2%
18,440 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%,
10/01/45, (Mandatory Put 10/01/25)
10/25 at 100.00 BBB-   16,836,458
1,000 Delaware Health Facilities Authority, Revenue Bonds, Bayhealth Medical
Center Project, Series 2017A, 4.000%, 7/01/35
7/27 at 100.00 AA   1,014,750
Total Delaware 17,851,208
District of Columbia - 1.6%
3,880 District of Columbia Student Dormitory Revenue Bonds, Provident
Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30
7/23 at 100.00 BB-   3,880,039
159,565 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
7/23 at 24.47 N/R   37,102,054
Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series 2019A:
1,250 5.000%, 10/01/33 10/28 at 100.00 A   1,344,087
2,750 5.000%, 10/01/34 10/28 at 100.00 A   2,946,433
1,625 5.000%, 10/01/36 10/28 at 100.00 A   1,723,962
Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2014A:
6,500 5.000%, 10/01/28, (AMT) 10/24 at 100.00 AA-   6,573,775
5,000 5.000%, 10/01/29, (AMT) 10/24 at 100.00 AA-   5,059,650
2,595 5.000%, 10/01/31, (AMT) 10/24 at 100.00 AA-   2,629,461
1,910 5.000%, 10/01/32, (AMT) 10/24 at 100.00 AA-   1,934,964
15,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/34, (AMT)
10/24 at 100.00 AA-   15,179,550
4,915 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015B, 5.000%, 10/01/35, (AMT)
10/25 at 100.00 AA-   5,027,259
5,575 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/26, (AMT)
No Opt. Call AA-   5,818,460

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 8,300 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, 5.000%, 10/01/27, (AMT)
No Opt. Call AA-   $ 8,785,384
Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A:
2,460 5.000%, 10/01/33, (AMT) (WI/DD) 10/32 at 100.00 AA-   2,749,001
10,100 5.000%, 10/01/34, (AMT) (WI/DD) 10/32 at 100.00 AA-   11,229,786
2,440 5.000%, 10/01/35, (AMT) (WI/DD) 10/32 at 100.00 AA-   2,687,440
Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A:
2,820 5.000%, 7/15/27 No Opt. Call AA   3,051,494
6,910 4.000%, 7/15/34 7/31 at 100.00 AA   7,333,445
1,260 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/25
No Opt. Call AA-   1,307,036
Total District of Columbia 126,363,280
Florida - 4.5%
11,195 Broward County School Board, Florida, Certificates of Participation,
Series 2022A, 5.000%, 7/01/26
No Opt. Call Aa3   11,820,241
Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
10,000 5.000%, 10/01/34, (AMT) 10/25 at 100.00 A+   10,234,100
15,135 5.000%, 10/01/35, (AMT) 10/25 at 100.00 A+   15,448,143
3,225 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
2.250%, 9/01/29, (AMT)
No Opt. Call A1   3,042,981
Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding
Various Areas Series 2017:
885 2.250%, 9/01/23 - AGM Insured No Opt. Call AA   883,115
1,410 2.500%, 9/01/24 - AGM Insured No Opt. Call AA   1,391,867
1,230 2.750%, 9/01/25 - AGM Insured No Opt. Call AA   1,214,662
855 2.750%, 9/01/26 - AGM Insured No Opt. Call AA   846,057
545 3.000%, 9/01/27 - AGM Insured No Opt. Call AA   541,779
Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding
Series 2015:
9,685 5.000%, 10/01/32 10/25 at 100.00 A+   9,957,632
7,325 5.000%, 10/01/33 10/25 at 100.00 A+   7,531,199
4,195 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/35,
144A
7/26 at 100.00 N/R   4,036,848
7,620 Central Florida Expressway Authority, Revenue Bonds, Refunding
Senior Lien Series 2021, 5.000%, 7/01/26 - AGM Insured
No Opt. Call AA   8,063,484
14,645 Citizens Property Insurance Corporation, Florida, Coastal Account
Senior Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 AA   14,925,745
Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Hodges University, Refunding Series 2013:
485 4.750%, 11/01/23, (ETM) No Opt. Call N/R  (4) 487,143
1,860 6.000%, 11/01/33, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R  (4) 1,875,773
320 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2017A, 5.000%, 6/15/27, 144A
6/26 at 100.00 N/R   318,746
1,155 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%,
6/15/35
6/27 at 100.00 BBB   1,174,612
30,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   29,801,400

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
$ 24,240 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 7/23 at 101.00 N/R   $ 24,156,857
44,460 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 7/23 at 102.00 N/R   42,906,567
30,650 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 7/23 at 102.00 N/R   29,430,130
14,850 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
7/23 at 101.00 N/R   14,616,112
25,965 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
7/23 at 103.00 N/R   26,410,559
Florida Higher Educational Facilities Financing Authority, Revenue
Bonds, Nova Southeastern University Project, Refunding Series 2016:
1,305 5.000%, 4/01/32 4/26 at 100.00 A   1,352,345
1,885 5.000%, 4/01/33 4/26 at 100.00 A   1,952,559
6,015 5.000%, 4/01/34 4/26 at 100.00 A   6,233,826
4,290 5.000%, 4/01/35 4/26 at 100.00 A   4,436,246
715 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2017-1, 3.600%, 7/01/37
1/27 at 100.00 Aaa   704,111
1,915 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 4.050%, 7/01/38
1/28 at 100.00 Aaa   1,890,909
4,470 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 3.000%, 7/01/39
7/28 at 100.00 Aaa   4,287,356
7,890 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 2.050%, 7/01/41
7/30 at 100.00 Aaa   5,575,074
1,490 Florida Municipal Power Agency, Power Supply Revenue Bonds, All
Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30
10/26 at 100.00 AA-   1,572,814
5,355 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/28,
(AMT)
10/24 at 100.00 AA-   5,415,779
5,105 JEA, Florida, Electric System Revenue Bonds, Subordinated Series
Three 2020A, 5.000%, 10/01/27
No Opt. Call AA   5,537,547
6,020 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35
4/25 at 100.00 A2   6,168,875
5,060 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 A2   5,234,165
Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Refunding Series 2014B:
2,830 5.000%, 7/01/24 No Opt. Call A   2,879,044
2,175 5.000%, 7/01/27 7/24 at 100.00 A   2,201,035
11,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/35, (AMT)
10/24 at 100.00 A1   11,063,250
7,645 Orange County Health Facilities Authority Revenue Bonds, Florida,
Presbyterian Retirement Communities Obligated Group Project,
Series 2023A, 4.000%, 8/01/36
8/30 at 103.00 A-   7,043,491
Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent
Contract Payments, Refunding Senior Series 2017A:
4,000 5.000%, 11/01/32 - AGM Insured 11/27 at 100.00 AA   4,270,840
2,015 5.000%, 11/01/34 - AGM Insured 11/27 at 100.00 AA   2,136,363
1,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%,
10/01/49
10/29 at 100.00 BBB+   1,017,230

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,525 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, BRCH Corporation Obligated Group, Refunding
Series 2014, 5.000%, 12/01/31, (Pre-refunded 12/01/24)
12/24 at 100.00 N/R  (4) $ 2,587,671
4,200 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Series 2021B-1, 2.000%, 1/01/29
No Opt. Call BBB   3,579,786
585 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.125%, 5/01/41, 144A
5/31 at 100.00 N/R   499,847
Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for Gifted
Learning, Series 2021A:
315 4.000%, 6/15/36, 144A 6/31 at 100.00 Ba1   276,712
425 4.000%, 6/15/41, 144A 6/31 at 100.00 Ba1   349,890
4,840 South Florida Water Management District, Certificates of Participation,
Series 2015, 5.000%, 10/01/33
4/26 at 100.00 AA   5,051,460
1,700 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34
9/30 at 86.77 A1   1,071,051
Total Florida 355,505,028
Georgia - 2.1%
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,070 5.000%, 1/01/27 1/24 at 100.00 AA-   11,153,578
4,350 5.000%, 1/01/29 1/24 at 100.00 AA-   4,383,800
7,075 5.000%, 1/01/30 1/24 at 100.00 AA-   7,131,246
1,625 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series
2013A, 1.500%, 1/01/40, (Mandatory Put 2/03/25)
No Opt. Call BBB+   1,536,015
3,670 Fulton County Residential Care Facilities Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project Entrance Fee , Series
2021B, 2.250%, 10/01/28, 144A
10/23 at 100.00 N/R   3,130,253
Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2018A:
1,315 3.600%, 12/01/33 6/27 at 100.00 AAA   1,292,711
1,235 3.850%, 12/01/38 6/27 at 100.00 AAA   1,223,329
Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2019A:
2,940 3.050%, 12/01/34 6/28 at 100.00 AAA   2,741,021
4,000 3.350%, 12/01/39 6/28 at 100.00 AAA   3,566,240
8,285 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 AAA   6,981,272
4,250 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2021A, 2.400%, 12/01/41
12/30 at 100.00 AAA   3,214,743
960 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2023A, 4.150%, 12/01/38
6/32 at 100.00 AAA   965,923
5,765 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Sub Series 2015A-1, 3.700%, 12/01/35
12/24 at 100.00 AAA   5,604,675
Georgia Ports Authority, Revenue Bonds, Series 2022:
3,000 5.000%, 7/01/34 7/32 at 100.00 AA   3,517,770
3,375 5.000%, 7/01/35 7/32 at 100.00 AA   3,920,805
1,475 5.000%, 7/01/36 7/32 at 100.00 AA   1,697,474
Georgia State, General Obligation Bonds, Series 2015A:
5,000 4.000%, 2/01/32 2/25 at 100.00 N/R   5,055,200
5,000 4.000%, 2/01/33 2/25 at 100.00 AAA   5,053,950

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 17,500 Gwinnett County School District, Georgia, General Obligation Bonds,
Sales Tax Series 2022B, 5.000%, 8/01/25
No Opt. Call AAA   $ 18,215,750
26,605 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2   26,684,815
3,665 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 Aa1   3,654,262
10,650 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 A3   10,457,022
3,250 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 A3   3,354,358
18,400 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   17,791,328
10,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2023A, 5.000%, 6/01/53, (Mandatory Put 6/01/30)
3/30 at 100.20 A3   10,359,600
4,800 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 Aa1   5,017,824
Total Georgia 167,704,964
Hawaii - 0.8%
13,280 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2019, 3.200%, 7/01/39
7/29 at 100.00 A-   11,209,914
10,185 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Series 2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call A-   9,851,339
Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Queens Health Systems, Series 2015A:
5,515 5.000%, 7/01/26 7/25 at 100.00 AA   5,702,510
4,510 5.000%, 7/01/27 7/25 at 100.00 AA   4,670,285
7,825 5.000%, 7/01/28 7/25 at 100.00 AA   8,107,874
9,180 5.000%, 7/01/29 7/25 at 100.00 AA   9,513,510
15,415 Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose
Revenue Bonds, Department of Budget and Finance of the State of
Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call A-   15,194,103
Total Hawaii 64,249,535
Idaho - 0.4%
560 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance
Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32, (AMT)
9/25 at 100.00 A2   557,312
2,205 Boise City, Idaho, Airport Revenue Bonds, Employee Parking Facilities
Project, Series 2021B, 4.000%, 9/01/46, (AMT)
9/31 at 100.00 A1   2,080,969
2,540 Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities
Project, Refunding Series 2021A, 5.000%, 9/01/46
9/31 at 100.00 A1   2,735,453
1,100 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 4.125%, 3/01/37
3/24 at 100.00 A   1,088,956
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 7/01/39, 144A
7/26 at 100.00 BBB-   1,012,820
950 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2019C, 2.900%, 7/01/39
1/29 at 100.00 Aa1   860,405
12,005 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call BBB-   11,876,306

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
$ 14,190 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R   $ 10,802,138
Total Idaho 31,014,359
Illinois - 9.9%
900 Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev
Project, Senior Lien Series 2016, 4.000%, 1/01/24
7/23 at 100.00 N/R   896,553
4,700 Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 12/01/34
12/24 at 100.00 BBB   4,726,367
Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2016:
440 2.350%, 3/01/24 - BAM Insured No Opt. Call AA   435,341
944 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA   923,723
1,030 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA   1,008,607
951 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA   944,704
Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding
Series 2016:
603 2.350%, 3/01/24 - BAM Insured No Opt. Call AA   596,614
932 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA   911,980
1,395 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA   1,366,026
1,423 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA   1,413,580
29,585 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   31,021,352
Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2017:
1,860 5.000%, 4/01/33 4/27 at 100.00 A   1,937,209
1,000 5.000%, 4/01/42 4/27 at 100.00 A   1,012,000
1,150 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2018, 5.000%, 4/01/37
4/28 at 100.00 A   1,184,696
10,900 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42,
144A
12/27 at 100.00 BB+   11,826,391
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C:
3,125 5.000%, 12/01/27 No Opt. Call BB+   3,257,344
12,385 5.000%, 12/01/30 12/27 at 100.00 BB+   12,753,825
2,600 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 BB+   2,669,186
2,700 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB+   2,766,069
8,925 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36
12/27 at 100.00 BB+   9,051,200
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A:
1,000 5.000%, 12/01/33 12/28 at 100.00 BB+   1,036,290
1,500 5.000%, 12/01/35 12/28 at 100.00 BB+   1,539,060
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018C:
2,885 5.000%, 12/01/23 No Opt. Call BB+   2,895,530
2,300 5.000%, 12/01/24 No Opt. Call BB+   2,326,450
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A:
1,860 0.000%, 12/01/25 No Opt. Call BB+   1,682,519
2,545 0.000%, 12/01/26 No Opt. Call BB+   2,210,740

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 3,930 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019B, 5.000%, 12/01/33
12/29 at 100.00 BB+   $ 4,108,383
19,585 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB+   21,168,251
5,950 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 A+   6,224,295
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2015A:
5,720 5.000%, 1/01/33 1/25 at 100.00 A+   5,809,518
4,225 5.000%, 1/01/34 1/25 at 100.00 A+   4,289,136
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2018B:
2,500 5.000%, 1/01/36 1/29 at 100.00 A+   2,711,325
3,000 5.000%, 1/01/37 1/29 at 100.00 A+   3,233,670
4,000 5.000%, 1/01/38 1/29 at 100.00 A+   4,283,600
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A, 4.500%, 1/01/48
1/31 at 100.00 A+   991,610
3,320 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.250%, 1/01/38
1/32 at 100.00 BBB+   3,598,780
17,865 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB+   19,017,471
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
7,600 5.000%, 1/01/24 No Opt. Call BBB+   7,642,788
4,440 5.000%, 1/01/25 No Opt. Call BBB+   4,528,001
2,045 5.000%, 1/01/26 No Opt. Call BBB+   2,116,820
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second
Lien Series 2014A:
3,330 5.000%, 1/01/27 1/24 at 100.00 A   3,340,989
9,985 5.000%, 1/01/28 1/24 at 100.00 A   10,017,252
1,525 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%,
12/01/24
12/23 at 100.00 A+   1,530,932
3,440 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/41
11/30 at 100.00 AA-   3,392,803
4,010 DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds,  School Series 2022, 5.250%, 12/15/39
12/32 at 100.00 Aa1   4,523,280
Effingham and Clay Counties Community Unit School District Number
40, Effingham,  Illinois, General Obligation Bonds, School Series 2019A:
1,000 4.000%, 12/01/30 - BAM Insured 12/27 at 100.00 AA   1,045,870
1,000 4.000%, 12/01/34 - BAM Insured 12/27 at 100.00 AA   1,027,670
1,395 4.000%, 12/01/35 - BAM Insured 12/27 at 100.00 AA   1,421,045
1,455 4.000%, 12/01/36 - BAM Insured 12/27 at 100.00 AA   1,468,517
500 Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding
Series 2017, 2.800%, 3/01/25 - BAM Insured
No Opt. Call AA   493,030
Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding
Series 2017:
922 2.600%, 3/01/24 - BAM Insured No Opt. Call AA   914,126
1,020 3.000%, 3/01/26 - BAM Insured No Opt. Call AA   1,015,206
1,050 3.150%, 3/01/27 - BAM Insured 3/26 at 100.00 AA   1,053,759
6,815 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-2, 4.000%, 11/01/30
No Opt. Call AA   6,878,175
7,480 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-3, 5.000%, 11/01/30
No Opt. Call AA   7,836,721

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,240 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2014, 5.000%, 8/01/23
No Opt. Call AA   $ 1,241,178
8,500 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1, 4.000%, 11/01/30
No Opt. Call AA   8,578,880
6,400 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%,
8/15/39
8/27 at 100.00 AA   6,144,896
2,000 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago,
Series 2016, 5.000%, 3/01/30
3/26 at 100.00 AA   2,084,760
Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C:
2,365 3.625%, 2/15/32 2/27 at 100.00 AA+   2,381,034
10,000 3.750%, 2/15/34 2/27 at 100.00 AA+   10,088,700
30,010 4.000%, 2/15/41 2/27 at 100.00 AA+   29,215,335
1,505 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R  (4) 1,554,756
70 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R  (4) 72,314
Illinois Finance Authority, Revenue Bonds, Centegra Health System,
Series 2014A:
475 5.000%, 9/01/26, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 484,908
1,205 5.000%, 9/01/27, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 1,230,136
775 5.000%, 9/01/29, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 791,167
2,450 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 2,501,107
3,015 4.625%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 3,065,170
7,055 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 7,202,167
Illinois Finance Authority, Revenue Bonds, Memorial Health System,
Series 2019:
2,505 5.000%, 4/01/31 4/29 at 100.00 A+   2,694,227
1,300 5.000%, 4/01/32 4/29 at 100.00 A+   1,393,886
4,500 5.000%, 4/01/34 4/29 at 100.00 A+   4,801,815
7,610 5.000%, 4/01/36 4/29 at 100.00 A+   8,026,115
5,395 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/24
No Opt. Call A   5,491,624
Illinois Finance Authority, Revenue Bonds, Northwest Community
Hospital, Refunding Series 2016A:
2,370 5.000%, 7/01/33, (Pre-refunded 7/01/26) 7/26 at 100.00 Aa3  (4) 2,507,934
3,170 5.000%, 7/01/34, (Pre-refunded 7/01/26) 7/26 at 100.00 Aa3  (4) 3,354,494
5,000 5.000%, 7/01/35, (Pre-refunded 7/01/26) 7/26 at 100.00 Aa3  (4) 5,291,000
Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A:
1,000 5.000%, 11/15/27 11/25 at 100.00 A   1,036,150
1,890 5.000%, 11/15/28 11/25 at 100.00 A   1,957,152
2,000 5.000%, 11/15/29 11/25 at 100.00 A   2,068,420
2,950 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2007, 5.400%, 4/01/27
7/23 at 100.00 B   2,890,233
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C:
2,215 5.000%, 8/15/35 8/25 at 100.00 A3   2,259,078
5,000 5.000%, 8/15/44 8/25 at 100.00 A3   5,005,950
Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C:
1,545 5.000%, 3/01/32 3/27 at 100.00 AA-   1,610,662
2,750 5.000%, 3/01/33 3/27 at 100.00 AA-   2,862,448
1,650 5.000%, 3/01/34 3/27 at 100.00 AA-   1,715,340
1,815 4.000%, 3/01/35 3/27 at 100.00 AA-   1,818,140

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 3,125 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, 5.000%, 8/15/52, (Mandatory Put 8/15/27)
5/27 at 100.00 AA-   $ 3,323,156
3,285 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 AA-   3,376,520
21,355 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 2.150%, 10/01/41
4/30 at 100.00 Aaa   15,146,247
560 Illinois Housing Development Authority, Revenue Bonds, Series 2019D,
2.950%, 10/01/39
4/29 at 100.00 Aaa   557,721
Illinois State, General Obligation Bonds, February Series 2014:
5,815 5.000%, 2/01/24 No Opt. Call A-   5,859,485
4,985 5.000%, 2/01/25 2/24 at 100.00 A-   5,018,499
4,675 5.000%, 2/01/26 2/24 at 100.00 A-   4,706,743
6,275 5.000%, 2/01/27 2/24 at 100.00 A-   6,322,439
Illinois State, General Obligation Bonds, June Series 2016:
1,000 5.000%, 6/01/28 6/26 at 100.00 A-   1,041,350
3,020 3.500%, 6/01/29 6/26 at 100.00 A-   2,932,782
2,180 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call A-   2,239,383
Illinois State, General Obligation Bonds, May Series 2014:
1,500 5.000%, 5/01/27 5/24 at 100.00 A-   1,516,620
1,000 5.000%, 5/01/28 5/24 at 100.00 A-   1,011,720
1,800 5.000%, 5/01/32 5/24 at 100.00 A-   1,819,116
12,200 Illinois State, General Obligation Bonds, November Series 2016,
5.000%, 11/01/26
No Opt. Call A-   12,802,802
5,135 Illinois State, General Obligation Bonds, November Series 2017C,
5.000%, 11/01/29
11/27 at 100.00 A-   5,479,456
Illinois State, General Obligation Bonds, November Series 2017D:
26,235 5.000%, 11/01/23 No Opt. Call A-   26,344,925
3,935 5.000%, 11/01/25 No Opt. Call A-   4,063,517
3,590 3.250%, 11/01/26 No Opt. Call A-   3,505,491
10,270 5.000%, 11/01/26 No Opt. Call A-   10,777,441
22,450 5.000%, 11/01/27 No Opt. Call A-   23,950,558
2,000 Illinois State, General Obligation Bonds, November Series 2019B,
5.000%, 11/01/30
11/29 at 100.00 A-   2,198,000
4,000 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/26
No Opt. Call A-   4,152,440
1,600 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/32
10/28 at 100.00 A-   1,723,424
4,110 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 1/01/33
7/23 at 100.00 AA-   4,115,261
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A:
6,880 5.000%, 12/01/31 1/26 at 100.00 AA-   7,152,311
6,990 5.000%, 12/01/32 1/26 at 100.00 AA-   7,275,681
14,785 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2018A, 5.000%, 1/01/26
No Opt. Call AA-   15,456,091
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014B:
11,000 5.000%, 1/01/36 1/24 at 100.00 AA-   11,078,980
7,260 5.000%, 1/01/37 1/24 at 100.00 AA-   7,299,930
9,780 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014C, 5.000%, 1/01/36
1/25 at 100.00 AA-   9,996,138

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 11,670 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014D, 5.000%, 1/01/24
No Opt. Call AA-   $ 11,769,195
10,265 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call A-   10,770,449
Kane County Community Unit School District 304 Geneva, Illinois,
General Obligation Bonds, Series 2007A:
3,940 9.000%, 1/01/25 - AGM Insured No Opt. Call AA+   4,270,684
1,220 9.000%, 1/01/25, (ETM) No Opt. Call AA  (4) 1,322,017
Kendall, Kane, and Will Counties Community Unit School District 308
Oswego,  Illinois, General Obligation Bonds, Refunding School Series
2016:
5,020 5.000%, 2/01/34 2/26 at 100.00 AA-   5,203,632
3,465 5.000%, 2/01/35 2/26 at 100.00 AA-   3,580,523
LaSalle and Bureau Counties High School District 120 LaSalle-Peru,
Illinois, General Obligation Bonds, School Building Series 2017:
1,140 5.000%, 12/01/24 - BAM Insured No Opt. Call AA   1,164,818
1,485 5.000%, 12/01/30 - BAM Insured 12/26 at 100.00 AA   1,577,590
1,165 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 AA   1,237,253
1,645 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 AA   1,745,921
1,725 5.000%, 12/01/33 - BAM Insured 12/26 at 100.00 AA   1,823,963
1,815 5.000%, 12/01/34 - BAM Insured 12/26 at 100.00 AA   1,914,317
LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series
2019:
1,845 4.000%, 12/01/27 No Opt. Call Aa2   1,923,652
1,925 4.000%, 12/01/28 12/27 at 100.00 Aa2   2,013,550
1,560 4.000%, 12/01/29 12/27 at 100.00 Aa2   1,635,629
Madison County Community Unit School District 7 Edwardsville, Illinois,
General Obligation Bonds, Series 2017A:
2,430 5.000%, 12/01/28 12/25 at 100.00 AA   2,533,129
2,500 5.000%, 12/01/29 12/25 at 100.00 AA   2,606,100
1,500 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2017A,
5.000%, 11/01/31 - AGM Insured
11/26 at 100.00 AA   1,585,455
4,360 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A, 4.000%, 12/15/42
12/31 at 100.00 A   4,138,686
1,905 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/51
No Opt. Call A   463,525
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B:
1,810 0.000%, 12/15/37 (8) No Opt. Call A   1,208,066
9,045 0.000%, 12/15/42 (8) 6/38 at 100.00 A   5,788,348
6,000 0.000%, 12/15/47 (8) 6/38 at 100.00 A   3,724,080
1,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42
12/30 at 100.00 A   1,033,740
28,550 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29
- NPFG Insured
No Opt. Call A   22,407,182
Montgomery, Illinois, Lakewood Creek Project Special Assessment
Bonds, Series 2018:
400 3.100%, 3/01/26 - BAM Insured No Opt. Call AA   398,424
455 3.200%, 3/01/27 - BAM Insured No Opt. Call AA   455,337
321 3.300%, 3/01/28 - BAM Insured 3/27 at 100.00 AA   322,660
554 3.450%, 3/01/30 - BAM Insured 3/27 at 100.00 AA   559,667

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 440 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29
1/26 at 100.00 N/R   $ 421,164
Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021:
325 5.000%, 10/01/27 - BAM Insured No Opt. Call AA   343,090
650 5.000%, 10/01/28 - BAM Insured No Opt. Call AA   694,785
2,270 Peroia Public Building Commission, Illinois, School District Facility
Revenue Bonds, Peoria County School District 150 Project, Series
2011, 0.000%, 12/01/24
No Opt. Call A   2,141,223
1,491 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/29 - AGM
Insured
3/24 at 100.00 AA   1,502,197
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement
Revenue Bonds, Series 2017:
3,940 5.000%, 6/01/25 No Opt. Call A   4,056,230
5,135 5.000%, 6/01/26 No Opt. Call A   5,378,758
3,030 5.000%, 6/01/27 6/26 at 100.00 A   3,183,288
Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove
Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,283 3.700%, 3/01/29 - BAM Insured 3/27 at 100.00 AA   1,308,493
1,073 3.800%, 3/01/30 - BAM Insured 3/27 at 100.00 AA   1,093,870
1,897 4.000%, 3/01/33 - BAM Insured 3/27 at 100.00 AA   1,951,501
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Second Lien Series 2020A:
2,425 5.000%, 1/01/36 1/30 at 100.00 AA-   2,597,660
2,435 5.000%, 1/01/37 - BAM Insured 1/30 at 100.00 AA   2,633,501
Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Memorial Group, Inc., Series 2013:
2,565 7.125%, 11/01/43, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R  (4) 2,593,985
2,415 7.625%, 11/01/48, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R  (4) 2,446,105
2,880 Southwestern Illinois Development Authority, Local Government
Program Revenue Bonds, Southwestern Illinois Flood District Council
Project, Series 2016B, 4.000%, 10/15/40
10/25 at 100.00 A1   2,818,627
Southwestern Illinois Development Authority, Local Government
Program Revenue Bonds, Southwestern Illinois Flood District Council
Project, Series 2020:
950 4.000%, 4/15/34 4/30 at 100.00 AA-   992,997
1,225 4.000%, 10/15/35 4/30 at 100.00 AA-   1,259,067
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien
Series 2015:
7,805 5.000%, 3/01/33 3/25 at 100.00 A   7,956,963
13,960 5.000%, 3/01/34 - AGM Insured 3/25 at 100.00 AA   14,254,417
11,330 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA   11,548,782
Will and Kendall Counties Community Consolidated School District 202
Plainfield, Illinois, General Obligation Bonds, Series 2016C:
3,295 5.000%, 1/01/24 No Opt. Call Aa2   3,322,019
4,215 5.000%, 1/01/25 No Opt. Call Aa2   4,316,202
5,675 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Capital Appreciation Refunding School
Series 2013B, 0.000%, 1/01/30
No Opt. Call A2   4,401,700
5,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue
Source, Series 2016, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 AA+  (4) 5,215,150
Winnebago-Boone Counties School District 205 Rockford, Illinois,
General Obligation Bonds, Series 2013:
4,070 0.000%, 2/01/25 No Opt. Call AA-   3,828,567

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 3,855 0.000%, 2/01/26 No Opt. Call AA-   $ 3,493,093
Total Illinois 778,672,808
Indiana - 2.7%
6,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Earlham College, Refunding Series 2013A, 5.000%, 10/01/32
10/23 at 100.00 N/R   6,003,360
3,500 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Indianapolis Project, Series 2017, 5.000%, 10/01/43
4/27 at 100.00 BBB   3,528,140
3,070 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series
2020A, 0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call A2   2,756,000
6,750 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series
2021B, 1.400%, 8/01/29, (Mandatory Put 8/01/26)
8/26 at 100.00 A2   5,885,123
4,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, Southern Indiana Gas & Electric Company, Refunding Series
2013A, 4.000%, 5/01/43, (AMT), (Mandatory Put 8/01/28)
5/28 at 100.00 N/R   3,932,120
2,375 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Refunding Series
2021A, 4.125%, 12/01/26
No Opt. Call BB-   2,350,751
6,145 Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health,
Series 2019B, 2.100%, 11/01/49, (Mandatory Put 11/01/26)
5/26 at 100.00 BBB+   5,907,496
4,510 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-1, 5.000%,
10/01/62, (Mandatory Put 7/01/28) (WI/DD)
7/27 at 101.76 AA   4,907,557
Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital
Project, Series 2014A:
1,130 3.500%, 10/01/26, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R  (4) 1,130,520
500 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R  (4) 502,025
4,260 Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project,
Refunding Series 2015A, 5.250%, 2/01/37
8/25 at 100.00 AA+   4,401,645
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A:
650 5.000%, 10/01/23 No Opt. Call AA   652,619
740 5.000%, 10/01/24 No Opt. Call AA   756,480
1,580 5.000%, 10/01/25 10/24 at 100.00 AA   1,613,054
1,710 5.000%, 10/01/26 10/24 at 100.00 AA   1,747,876
10,000 5.000%, 10/01/40 10/24 at 100.00 AA   10,150,700
1,470 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa   1,104,176
11,335 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41
7/30 at 100.00 Aaa   8,171,175
4,355 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2014D, 5.000%,
1/01/30, (AMT)
1/24 at 100.00 A1   4,372,768
Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2019D:
7,620 5.000%, 1/01/27, (AMT) No Opt. Call A1   7,960,005
9,210 5.000%, 1/01/29, (AMT) No Opt. Call A1   9,884,264
5,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/23 - NPFG Insured
No Opt. Call AA   5,000,000
Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2013A:
7,910 5.250%, 8/15/28 8/23 at 100.00 AA   7,927,718

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 10,000 5.250%, 8/15/29 8/23 at 100.00 AA   $ 10,022,400
Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A:
12,530 5.000%, 8/15/26 No Opt. Call AA   13,274,407
6,865 5.000%, 8/15/27 No Opt. Call AA   7,427,381
Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A:
520 5.000%, 10/01/27 10/24 at 100.00 A+   531,326
730 5.000%, 10/01/28 10/24 at 100.00 A+   745,987
1,035 5.000%, 10/01/29 10/24 at 100.00 A+   1,057,666
1,360 5.000%, 10/01/31 10/24 at 100.00 A+   1,389,621
1,215 5.000%, 10/01/33 10/24 at 100.00 A+   1,241,608
Lake County Building Corporation, Indiana, First Mortgage Bonds,
Series 2012:
500 5.000%, 8/01/23 7/23 at 100.00 N/R   499,890
500 5.000%, 2/01/24 7/23 at 100.00 N/R   499,965
33,040 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital
Project, Refunding Series 2018B, 5.000%, 1/01/36
1/27 at 100.00 A-   34,091,333
Southwest Allen Multi School Building Corporation, Allen County,
Indiana, First Mortgage Bonds, Series 2020:
675 4.000%, 7/15/24 No Opt. Call AA+   680,602
575 4.000%, 1/15/25 No Opt. Call AA+   582,481
Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014:
1,040 5.000%, 2/01/25 8/24 at 100.00 A   1,059,906
1,000 5.000%, 2/01/26 8/24 at 100.00 A   1,018,800
1,805 5.000%, 2/01/27 8/24 at 100.00 A   1,837,977
1,800 5.000%, 2/01/29 8/24 at 100.00 A   1,832,886
2,700 5.000%, 2/01/31 8/24 at 100.00 A   2,749,329
29,590 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds,
BP Products North America Inc. Project, Refunding Series 2019A,
5.000%, 12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call A2   30,477,996
Total Indiana 211,667,133
Iowa - 0.9%
1,865 Des Moines, Iowa, General Obligation Bonds, Refunding Capital Loan
Notes Series 2021A, 5.000%, 6/01/27
No Opt. Call AA+   2,014,816
4,835 Des Moines, Iowa, General Obligation Bonds, Series 2021F, 5.000%,
6/01/26
No Opt. Call AA+   5,112,722
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022:
2,955 4.000%, 12/01/50, (Mandatory Put 12/01/32) 12/29 at 103.00 BBB-   2,913,866
1,940 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 BBB-   1,988,190
2,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.600%, 7/01/37
1/29 at 100.00 AAA   1,716,940
10,190 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 3.750%, 1/01/50
7/29 at 100.00 AAA   10,049,582
7,400 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.200%, 7/01/41
7/30 at 100.00 AAA   5,350,422
2,250 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.100%, 7/01/38
1/31 at 100.00 AAA   1,701,743
12,000 Iowa Finance Authority, State Revolving Fund Revenue Bonds, Series
2013, 5.000%, 8/01/32
8/23 at 100.00 AAA   12,014,760

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa (continued)
$ 7,225 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 BBB+   $ 7,155,640
Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Senior Class 1 Series 2021A-2:
800 5.000%, 6/01/27 No Opt. Call A   850,632
2,325 5.000%, 6/01/29 No Opt. Call A   2,532,832
1,600 5.000%, 6/01/30 No Opt. Call A   1,759,424
1,605 5.000%, 6/01/31 No Opt. Call A   1,776,959
1,610 5.000%, 6/01/32 6/31 at 100.00 A   1,776,635
1,000 5.000%, 6/01/33 6/31 at 100.00 A-   1,098,430
8,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put
9/01/26)
6/26 at 100.62 A   8,159,200
2,785 University of Iowa Facilities Corporation, Revenue Bonds, Refunding
Series 2021, 5.000%, 6/01/25
No Opt. Call Aa1   2,885,928
Total Iowa 70,858,721
Kansas - 0.7%
14,655 Burlington, Kansas, Environmental Improvement Revenue Bonds,
Kansas City Power and Light Company Project, Refunding Series
1993A, 2.950%, 12/01/23
7/23 at 101.00 A+   14,604,733
16,000 Burlington, Kansas, Environmental Improvement Revenue Bonds,
Kansas City Power and Light Company Project, Refunding Series
1993B, 2.950%, 12/01/23
7/23 at 101.00 A+   15,945,120
7,950 Kansas Department of Transportation, Highway Revenue Bonds, Series
2015B, 5.000%, 9/01/30
9/25 at 100.00 AA   8,245,819
9,840 Kansas Development Finance Authority, Hospital Revenue Bonds,
Advent Health Obligated Group, Series 2021B, 5.000%, 11/15/54,
(Mandatory Put 11/15/31)
No Opt. Call AA   11,077,282
1,555 Wyandotte County/Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Refunding & Improvement Series 2014A,
5.000%, 9/01/23
No Opt. Call A   1,558,390
2,400 Wyandotte County-Kansas City Unified Government, Kansas, Sales
Tax Special Obligation Bonds, Village East Project Areas 2B 3 and 5,
Series 2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 N/R   2,331,024
Total Kansas 53,762,368
Kentucky - 1.6%
Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019:
110 4.000%, 2/01/33 2/30 at 100.00 A   109,144
500 4.000%, 2/01/34 2/30 at 100.00 A   496,010
180 4.000%, 2/01/35 2/30 at 100.00 A   178,072
1,110 4.000%, 2/01/36 2/30 at 100.00 A   1,065,167
3,000 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1   2,373,720
21,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32,
(AMT)
6/31 at 100.00 A1   17,504,842
1,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.375%, 2/01/36
2/26 at 100.00 BBB-   1,027,490
3,200 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 Baa2   3,227,616

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 1,190 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Medical Health System, Series 2015A, 4.500%,
6/01/46
6/25 at 100.00 Baa2   $ 1,090,314
2,465 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call A-   2,635,898
Louisville Regional Airport Authority, Kentucky, Airport System Revenue
Bonds, Refunding Series 2014A:
1,320 5.000%, 7/01/26, (AMT) 7/24 at 100.00 A+   1,331,114
3,280 5.000%, 7/01/28, (AMT) 7/24 at 100.00 A+   3,309,520
3,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare Inc, Series 2013A,
5.750%, 10/01/42
10/23 at 100.00 A+   3,008,040
6,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 A1   4,831,140
Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway
County Public Hospital Corporation Project, Refunding Series 2016:
1,005 5.000%, 8/01/25 No Opt. Call BBB   1,017,392
1,060 5.000%, 8/01/26 No Opt. Call BBB   1,081,094
1,110 5.000%, 8/01/27 8/26 at 100.00 BBB   1,137,062
1,165 5.000%, 8/01/28 8/26 at 100.00 BBB   1,195,756
1,230 5.000%, 8/01/29 8/26 at 100.00 BBB   1,262,656
2,935 5.000%, 8/01/37 8/26 at 100.00 BBB   2,969,809
Northern Kentucky Water District, Revenue Bonds, Refunding Series
2021B:
5,070 4.000%, 2/01/26 No Opt. Call Aa2   5,191,629
3,820 4.000%, 2/01/27 No Opt. Call Aa2   3,955,152
15,000 Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2019A, 2.450%,
6/01/39, (Mandatory Put 10/01/29)
No Opt. Call A   13,824,000
11,880 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A1   11,870,140
21,540 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2   21,540,862
5,075 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019A-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.29 A1   5,051,198
2,725 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 A1   2,695,298
3,295 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 A2   3,289,168
4,750 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44,
(AMT), (Mandatory Put 9/01/27)
No Opt. Call A1   4,002,397
University of Kentucky, General Receipts Bonds, Series 2018A:
1,350 3.000%, 10/01/34 4/26 at 100.00 AA+   1,300,091
5,000 3.125%, 10/01/37 4/26 at 100.00 AA+   4,545,700
1,525 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2021A, 5.000%, 4/01/29
No Opt. Call AA-   1,684,073
Total Kentucky 129,801,564

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana - 2.1%
Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019:
$ 14,510 5.000%, 12/01/34 12/29 at 100.00 BB   $ 13,881,717
10,900 5.000%, 12/01/39 12/29 at 100.00 BB   9,702,199
East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B:
580 5.000%, 2/01/24 No Opt. Call AA-   586,241
805 5.000%, 2/01/25 No Opt. Call AA-   828,804
14,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue
Bonds, Big Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT),
(Mandatory Put 12/01/24)
No Opt. Call A3   13,733,530
2,470 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D, 2.350%, 12/01/41
6/30 at 100.00 Aaa   1,834,617
11,230 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy
Louisiana, LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A   9,160,648
Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Sewerage
Commission Projects, Subordinate Lien Series 2014A:
2,280 5.000%, 2/01/28, (Pre-refunded 2/01/24) 2/24 at 100.00 A+  (4) 2,303,507
2,850 5.000%, 2/01/29, (Pre-refunded 2/01/24) 2/24 at 100.00 A+  (4) 2,879,383
2,000 5.000%, 2/01/30, (Pre-refunded 2/01/24) 2/24 at 100.00 A+  (4) 2,020,620
17,770 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB   17,150,716
5,730 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2007A, 1.650%, 9/01/27, (Mandatory Put
12/01/23)
No Opt. Call A3   5,673,674
5,250 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2013C, 1.650%, 9/01/34, (Mandatory Put
12/01/23)
No Opt. Call A3   5,198,393
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017:
1,385 5.000%, 5/15/28 5/27 at 100.00 A   1,456,230
1,065 5.000%, 5/15/29 5/27 at 100.00 A   1,121,030
1,755 5.000%, 5/15/31 5/27 at 100.00 A   1,847,120
1,120 5.000%, 5/15/32 5/27 at 100.00 A   1,176,941
3,235 5.000%, 5/15/42 5/27 at 100.00 A   3,299,894
1,185 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/30
5/27 at 100.00 A   1,246,940
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of
New Orleans, Refunding Series 2017, 5.000%, 7/01/37 (6)
7/27 at 100.00 N/R   850,000
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016:
25 5.000%, 5/15/30, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R  (4) 26,273
1,095 5.000%, 5/15/30 5/26 at 100.00 A   1,138,132
3,420 5.000%, 5/15/32 5/26 at 100.00 A   3,551,054
35 5.000%, 5/15/32, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R  (4) 36,782
3,675 5.000%, 5/15/33 5/26 at 100.00 A   3,811,122
40 5.000%, 5/15/33, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R  (4) 42,037
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/31
5/25 at 100.00 A   1,029,620
5,000 Louisiana State, General Obligation Bonds, Series 2016A, 5.000%,
9/01/34
9/26 at 100.00 Aa2   5,280,250

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate
49 North Project, Series 2013:
$ 1,165 5.000%, 9/01/29, (Pre-refunded 9/01/23) 9/23 at 100.00 Aa3  (4) $ 1,168,040
5,075 5.000%, 9/01/31, (Pre-refunded 9/01/23) 9/23 at 100.00 Aa3  (4) 5,088,246
4,000 5.000%, 9/01/32, (Pre-refunded 9/01/23) 9/23 at 100.00 Aa3  (4) 4,010,440
New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Louis Armstrong New Orleans International Airport, Series
2023B:
900 5.000%, 1/01/37, (AMT) 1/33 at 100.00 A2   975,591
980 5.000%, 1/01/39, (AMT) 1/33 at 100.00 A2   1,050,638
1,490 5.000%, 1/01/41, (AMT) 1/33 at 100.00 A2   1,584,392
New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A:
5,195 5.000%, 12/01/26 No Opt. Call A+   5,501,661
6,015 5.000%, 12/01/29 No Opt. Call A+   6,731,447
New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2015:
970 5.000%, 12/01/23 No Opt. Call A+   976,354
1,020 5.000%, 12/01/24 No Opt. Call A+   1,043,613
480 5.000%, 12/01/25 No Opt. Call A+   500,146
795 5.000%, 12/01/27 12/25 at 100.00 A+   827,992
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014:
250 5.000%, 6/01/24 No Opt. Call A   253,847
605 5.000%, 6/01/25 6/24 at 100.00 A   614,154
500 5.000%, 6/01/26, (Pre-refunded 6/01/24) 6/24 at 100.00 A  (4) 508,100
640 5.000%, 6/01/27, (Pre-refunded 6/01/24) 6/24 at 100.00 A  (4) 650,368
380 5.000%, 6/01/28, (Pre-refunded 6/01/24) 6/24 at 100.00 A  (4) 386,156
600 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 A  (4) 609,720
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series
2015:
410 5.000%, 6/01/30, (Pre-refunded 6/01/25) 6/25 at 100.00 A  (4) 425,092
775 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 A  (4) 803,528
1,000 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 A  (4) 1,036,810
1,075 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 A  (4) 1,114,571
3,265 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   3,525,710
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   3,489,103
1,030 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   978,263
Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B:
760 5.000%, 12/01/26 - AGM Insured No Opt. Call AA   799,338
1,475 5.000%, 12/01/29 - AGM Insured 12/28 at 100.00 AA   1,620,730
1,000 5.000%, 12/01/30 - AGM Insured 12/28 at 100.00 AA   1,097,800
1,000 5.000%, 12/01/31 - AGM Insured 12/28 at 100.00 AA   1,100,180
1,150 5.000%, 12/01/32 - AGM Insured 12/28 at 100.00 AA   1,264,183
1,630 4.000%, 12/01/33 - AGM Insured 12/28 at 100.00 AA   1,643,806
5,980 3.000%, 12/01/35 - AGM Insured 12/28 at 100.00 AA   5,569,353
665 4.000%, 12/01/36 - AGM Insured 12/28 at 100.00 AA   660,997
Total Louisiana 168,477,843

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine - 0.6%
Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2016A:
$ 4,555 4.000%, 7/01/41 7/26 at 100.00 BBB   $ 4,040,422
5,685 4.000%, 7/01/46 7/26 at 100.00 BBB   4,793,421
Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, MaineHealth Issue, Series 2020A:
1,175 4.000%, 7/01/37 7/30 at 100.00 A+   1,165,753
1,000 4.000%, 7/01/39 7/30 at 100.00 A+   979,580
1,000 4.000%, 7/01/40 7/30 at 100.00 A+   977,390
Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, Series 2021A:
200 5.000%, 7/01/26 - AGM Insured No Opt. Call AA   209,188
150 5.000%, 7/01/27 - AGM Insured No Opt. Call AA   159,501
235 5.000%, 7/01/28 - AGM Insured No Opt. Call AA   254,237
630 2.500%, 7/01/29 - AGM Insured No Opt. Call AA   611,434
200 5.000%, 7/01/30 - AGM Insured No Opt. Call AA   223,226
10,000 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2020B, 2.350%, 11/15/40
11/28 at 100.00 AA+   7,471,200
3,125 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.050%, 11/15/41
5/30 at 100.00 AA+   2,094,562
7,425 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.400%, 11/15/41
11/30 at 100.00 AA+   5,448,985
6,280 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2020D, 2.550%, 11/15/40
5/29 at 100.00 AA+   4,747,240
3,250 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2021B, 2.200%, 11/15/41
5/30 at 100.00 AA+   2,240,713
10,675 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C, 2.150%, 11/15/41
11/30 at 100.00 AA+   7,472,607
3,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021D, 2.400%, 11/15/41
11/30 at 100.00 AA+   2,156,190
Total Maine 45,045,649
Maryland - 1.8%
Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016:
1,270 3.250%, 1/01/31 1/26 at 100.00 A   1,195,946
3,365 5.000%, 1/01/37 1/26 at 100.00 A   3,433,478
Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017:
1,760 5.000%, 9/01/27 No Opt. Call B   1,749,546
2,780 5.000%, 9/01/29 9/27 at 100.00 B   2,793,316
1,000 5.000%, 9/01/30 9/27 at 100.00 B   1,004,930
1,365 5.000%, 9/01/31 9/27 at 100.00 B   1,371,770
145 5.000%, 9/01/34 9/27 at 100.00 B   145,505
1,500 5.000%, 9/01/39 9/27 at 100.00 B   1,436,340
Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
1,000 5.000%, 7/01/26, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2  (4) 1,009,030
1,715 5.000%, 7/01/27, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2  (4) 1,730,486
2,800 Charles County, Maryland, General Obligation Bonds, Refunding &
Consolidated Public Improvement Series 2017, 2.400%, 10/01/29
10/27 at 100.00 AAA   2,634,520
3,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Landing Project, Refunding Series 2021A, 1.600%, 6/01/29
6/26 at 100.00 A+   2,651,280

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 22,335 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 9/01/39
3/29 at 100.00 Aa1   $ 19,269,745
10,375 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.500%, 9/01/40
3/29 at 100.00 Aa1   8,063,346
15,055 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.950%, 9/01/41
3/30 at 100.00 Aa1   9,930,278
13,245 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 Aa1   9,350,573
20,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 Aa1   14,941,200
1,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project,
Refunding Series 2016, 5.000%, 6/01/28 - AGM Insured
6/26 at 100.00 AA   1,044,790
13,315 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-2,
5.000%, 7/01/45, (Mandatory Put 7/01/27)
1/27 at 100.00 A   13,971,563
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds,  Mercy Medical Center, Series 2016A:
805 5.000%, 7/01/32 7/26 at 100.00 BBB+   830,679
2,250 5.000%, 7/01/33 7/26 at 100.00 BBB+   2,320,740
1,650 5.000%, 7/01/34 7/26 at 100.00 BBB+   1,703,394
2,000 5.000%, 7/01/35 7/26 at 100.00 BBB+   2,058,660
1,570 5.000%, 7/01/36 7/26 at 100.00 BBB+   1,610,365
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/39
1/32 at 100.00 BBB   910,800
7,825 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R  (4) 7,968,041
9,870 Maryland State, General Obligation Bonds, State and Local Facilities
Loan, First Series 2016, 4.000%, 6/01/27
6/24 at 100.00 AAA   9,941,163
15,025 Maryland State, General Obligation Bonds, State and Local Facilities
Loan, Second Series 2020A-2, 5.000%, 8/01/25
No Opt. Call AAA   15,639,522
Total Maryland 140,711,006
Massachusetts - 1.2%
Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A:
835 5.000%, 7/01/26 7/24 at 100.00 B-   823,427
680 5.000%, 7/01/27 7/24 at 100.00 B-   666,794
925 5.000%, 7/01/28 7/24 at 100.00 B-   903,124
960 5.000%, 7/01/29 7/24 at 100.00 B-   928,704
4,800 Massachusetts Development Finance Agency Revenue Refunding
Bonds, NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%,
10/01/32, 144A
7/23 at 105.00 BB+   4,391,232
1,969 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28,
144A (6)
7/23 at 100.00 N/R   19,688
14,455 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 N/R  (4) 16,345,280

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 1,630 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 3.375%, 7/01/36
7/26 at 100.00 BBB   $ 1,414,856
Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2:
2,275 5.000%, 7/01/33 7/28 at 100.00 A   2,441,189
1,085 5.000%, 7/01/38 7/28 at 100.00 A   1,138,816
Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G:
350 5.000%, 7/15/31, 144A 7/30 at 100.00 B+   347,424
415 5.000%, 7/15/32, 144A 7/30 at 100.00 B+   408,194
320 5.000%, 7/15/33, 144A 7/30 at 100.00 B+   311,450
300 5.000%, 7/15/34, 144A 7/30 at 100.00 B+   288,468
270 5.000%, 7/15/35, 144A 7/30 at 100.00 B+   255,396
135 5.000%, 7/15/36, 144A 7/30 at 100.00 B+   124,957
145 5.000%, 7/15/37, 144A 7/30 at 100.00 B+   133,088
Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L:
1,080 5.000%, 10/01/30 10/28 at 100.00 Baa2   1,130,760
1,240 5.000%, 10/01/31 10/28 at 100.00 Baa2   1,298,230
1,775 5.000%, 10/01/32 10/28 at 100.00 Baa2   1,856,881
Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2021G:
1,130 5.000%, 7/01/35 7/31 at 100.00 A-   1,221,903
1,045 5.000%, 7/01/36 7/31 at 100.00 A-   1,118,265
4,250 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
7/01/37
7/27 at 100.00 A-   3,782,118
4,245 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A, 4.000%, 7/01/37
1/29 at 100.00 BBB+   3,932,823
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 AA+   1,106,556
1,755 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-
1, 3.000%, 12/01/39
12/28 at 100.00 AA+   1,476,166
2,875 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.125%, 12/01/41
6/30 at 100.00 AA+   2,016,640
2,100 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2023A-3, 3.050%, 12/01/27
12/26 at 100.00 AA+   2,077,887
3,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2019C-1, 2.900%, 12/01/39
12/28 at 100.00 AA+   2,469,870
7,570 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214, 2.800%, 12/01/39
6/29 at 100.00 AA+   6,294,228
2,330 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2020-218, 2.300%, 12/01/40
12/29 at 100.00 AA+   1,661,826
4,930 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220, 2.125%, 12/01/40
6/30 at 100.00 AA+   3,646,770
4,935 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221, 2.200%, 12/01/41
6/30 at 100.00 AA+   3,629,248
2,935 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223, 2.350%, 6/01/39
12/30 at 100.00 AA+   2,224,642
4,000 Massachusetts State, General Obligation Bonds, Refunding Series
2021B, 5.000%, 11/01/25
No Opt. Call Aa1   4,185,840
6,915 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 AA+   6,994,246

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 7,500 Quincy, Massachusetts, General Obligation Bonds, Bonds Anticipation
Note Series 2022, 4.000%, 7/07/23
No Opt. Call N/R   $ 7,500,225
Total Massachusetts 90,567,211
Michigan - 2.7%
Detroit Downtown Development Authority, Michigan, Tax Increment
Bonds, Development  Area 1 Projects, Refunding Series 1996B:
2,650 0.000%, 7/01/23 No Opt. Call BB+   2,650,000
2,880 0.000%, 7/01/24 No Opt. Call BB+   2,731,910
660 Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/30
7/26 at 100.00 AA-   691,469
11,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Series 2019C, 3.750%, 11/15/49, (Mandatory
Put 5/15/26)
No Opt. Call A2   11,064,900
11,005 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-1, 1.200%, 10/15/30, (Mandatory Put
4/13/28)
No Opt. Call AA-   9,617,490
16,855 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-2, 1.200%, 10/15/38, (Mandatory Put
4/13/28)
No Opt. Call AA-   14,729,922
5,010 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal
System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 A+   5,134,599
11,515 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2022B-MI, 5.000%, 12/01/43,
(Mandatory Put 12/01/28)
6/28 at 100.00 AA-   12,412,018
8,995 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/24)
No Opt. Call AA+   9,030,890
Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest Series
2020A-CL-1:
1,800 5.000%, 6/01/31 12/30 at 100.00 A   1,964,394
1,500 5.000%, 6/01/32 12/30 at 100.00 A   1,631,340
2,435 4.000%, 6/01/34 12/30 at 100.00 A-   2,476,663
1,000 4.000%, 6/01/35 12/30 at 100.00 A-   1,008,970
2,450 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.800%, 10/01/38
10/27 at 100.00 AA+   2,362,804
8,730 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 2.250%, 10/01/41
10/30 at 100.00 AA+   6,229,292
2,255 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39
6/28 at 100.00 AA+   2,077,103
13,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 AA+   10,778,040
25,205 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.600%, 12/01/40
6/30 at 100.00 AA+   19,448,430
9,620 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41
12/30 at 100.00 AA+   6,826,063
1,795 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 4.000%, 10/15/24
No Opt. Call Aa2   1,814,871
22,850 Michigan Strategic Fund, Limited Obligation Pollution Control Revenue
Refunding Bonds, Detroit Edison Company, Variable Rate Demand
Obligations, Series 1995CC, 1.450%, 9/01/30
No Opt. Call Aa3   19,535,608

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 21,550 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Refunding Variable Rate
Series 2008ET-2, 1.350%, 8/01/29
No Opt. Call Aa3   $ 18,765,740
2,255 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine
Project, Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put
10/01/26)
No Opt. Call BB   2,244,717
2,295 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc.,
Series 2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A-   2,213,390
Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, William Beaumont Hospital Obligated Group, Refunding Series
2014D:
1,040 5.000%, 9/01/26, (Pre-refunded 3/01/24) 3/24 at 100.00 AA  (4) 1,052,334
2,000 5.000%, 9/01/27, (Pre-refunded 3/01/24) 3/24 at 100.00 AA  (4) 2,023,720
2,560 5.000%, 9/01/28, (Pre-refunded 3/01/24) 3/24 at 100.00 AA  (4) 2,590,362
3,865 5.000%, 9/01/29, (Pre-refunded 3/01/24) 3/24 at 100.00 AA  (4) 3,910,839
5,145 5.000%, 9/01/30, (Pre-refunded 3/01/24) 3/24 at 100.00 AA  (4) 5,206,020
2,320 5.000%, 9/01/31, (Pre-refunded 3/01/24) 3/24 at 100.00 AA  (4) 2,347,515
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Refunding Series 2015F:
3,765 5.000%, 12/01/32, (AMT) 12/25 at 100.00 A1   3,871,625
5,295 5.000%, 12/01/33, (AMT) 12/25 at 100.00 A1   5,435,211
5,000 5.000%, 12/01/34, (AMT) 12/25 at 100.00 A1   5,123,100
13,065 Wayne County Airport Authority, Michigan, Revenue Bonds, Refunding
Series 2017E, 4.000%, 12/01/26, (AMT), 144A
No Opt. Call A1   13,223,478
Total Michigan 212,224,827
Minnesota - 1.1%
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series
2018A:
910 5.000%, 2/15/33 2/28 at 100.00 A-   961,688
1,150 5.000%, 2/15/37 2/28 at 100.00 A-   1,196,115
8,085 4.250%, 2/15/43 2/28 at 100.00 A-   7,822,884
3,955 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 AA-   4,264,835
1,370 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health System,
Refunding Series 2017A, 5.000%, 11/15/28
5/27 at 100.00 AA-   1,463,530
5,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota, General
Obligation Wastewater Revenue Bonds, Series 2015C, 3.500%,
3/01/28
3/25 at 100.00 AAA   5,018,400
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,610 5.000%, 1/01/25 1/24 at 100.00 A+   2,633,307
7,305 5.000%, 1/01/32 1/24 at 100.00 A+   7,349,780
4,060 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 Aaa   3,627,633
Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020B:
6,065 2.625%, 1/01/40 7/29 at 100.00 AA+   4,908,708
7,885 3.500%, 7/01/50 7/29 at 100.00 AA+   7,724,934
5,430 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020E, 2.500%, 7/01/40
7/29 at 100.00 AA+   4,344,543

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 4,605 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020I, 2.000%, 7/01/40
1/30 at 100.00 AA+   $ 3,433,995
4,110 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021D, 2.200%, 7/01/41
7/30 at 100.00 AA+   3,043,250
9,245 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021H, 2.350%, 7/01/41
1/31 at 100.00 AA+   7,505,091
4,235 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 Aa1   4,233,814
425 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 4.000%, 1/01/28
7/23 at 100.00 A-   425,221
6,445 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.500%, 2/01/39
2/27 at 100.00 AAA   6,192,549
White Bear Lake Independent School District 624, Ramsey County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2021A:
2,650 2.000%, 2/01/28 2/27 at 100.00 AAA   2,450,746
3,095 2.000%, 2/01/29 2/27 at 100.00 AAA   2,833,751
4,135 2.000%, 2/01/30 2/27 at 100.00 AAA   3,745,318
Total Minnesota 85,180,092
Mississippi - 0.3%
6,570 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 A-   6,465,011
Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2020A:
2,490 2.450%, 12/01/39 6/29 at 100.00 Aaa   1,957,713
3,075 3.750%, 6/01/49 6/29 at 100.00 Aaa   3,032,104
1,470 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2021A, 2.000%, 12/01/40
6/30 at 100.00 Aaa   1,031,514
1,790 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A, 4.000%,
10/15/38
10/28 at 100.00 A+   1,728,997
8,880 Mississippi State, General Obligation Bonds, Series 2013B, 5.000%,
12/01/28, (Pre-refunded 12/01/23)
12/23 at 100.00 AA  (4) 8,946,067
Total Mississippi 23,161,406
Missouri - 0.8%
1,095 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
7/23 at 103.00 Ba1   1,129,076
1,100 Great Rivers Greenway Metropolitan Park & Recreation District,
Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series
2014, 3.000%, 12/30/24, (Pre-refunded 12/30/23)
12/23 at 100.00 A+  (4) 1,098,900
10,425 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A   9,856,629
12,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A   11,345,760
15,085 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C,
2.750%, 9/01/33
6/27 at 102.00 A   14,129,516
220 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2015B, 4.000%, 5/01/32
11/23 at 100.00 BBB-   220,486

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 10,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2023A, 5.000%, 6/01/39,
(Mandatory Put 6/01/28)
12/27 at 101.00 AA-   $ 10,764,900
1,390 Missouri Health and Educational Facilities Authority, Revenue Bonds,
A.T. Still University of Health Sciences, Series 2014, 4.250%, 10/01/32,
(Pre-refunded 10/01/23)
10/23 at 100.00 A  (4) 1,393,183
3,660 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2019C, 2.750%, 11/01/39
5/29 at 100.00 AA+   3,135,193
1,500 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2020A, 2.550%, 11/01/40
5/29 at 100.00 AA+   1,192,020
1,015 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021A, 2.150%, 11/01/41
5/30 at 100.00 AA+   705,567
4,215 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021B, 2.000%, 11/01/41
5/30 at 100.00 AA+   3,061,228
Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
1,365 5.000%, 1/01/25 1/24 at 100.00 A2   1,373,941
2,590 5.000%, 1/01/26 1/24 at 100.00 A2   2,607,612
1,010 5.000%, 1/01/32 1/24 at 100.00 A2   1,016,181
1,025 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%,
3/01/37
7/23 at 103.00 Ba1   1,057,349
Total Missouri 64,087,541
Montana - 0.8%
1,505 Cascade County High School District A Great Falls, Montana, General
Obligation Bonds, School Buidling Series 2018, 5.000%, 7/01/38
7/28 at 100.00 A+   1,616,325
25,675 Forsyth, Montana Pollution Control Revenue Bonds, Portland General
Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33
3/30 at 102.00 A1   22,144,944
35,095 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project, Series
2016, 2.000%, 8/01/23, (ETM)
No Opt. Call A-  (4) 35,062,011
2,630 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project, Series
2023, 3.875%, 7/01/28
4/28 at 100.00 A3   2,639,389
1,000 Gallatin County School District 44 Belgrade, Montana, General
Obligation Bonds, School Building Series 2019, 4.000%, 6/01/33
6/29 at 100.00 A+   1,048,420
1,045 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021A-1, 2.000%, 12/01/41
6/30 at 100.00 AA+   757,333
1,725 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021B, 2.000%, 12/01/41
12/30 at 100.00 AA+   1,174,794
560 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 3.250%, 6/01/32
6/28 at 100.00 A   534,094
Total Montana 64,977,310
National - 0.1%
9 BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class D Series
2018, 3.210%, 7/31/23, 144A (SIFMA reference rate + 1.000% spread)
(5)
No Opt. Call A+   8,980

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
National (continued)
$ 5,241 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36
No Opt. Call AA+   $ 4,813,022
4,798 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021,
1.877%, 7/25/37
No Opt. Call AA+   3,644,004
Total National 8,466,006
Nebraska - 1.1%
5,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/01/24)
10/23 at 100.43 A2   5,020,900
5,455 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 A2   5,658,635
Douglas County Hospital Authority 2, Nebraska, Hospital Revenue
Bonds, Madonna Rehabilitation Hospital Project, Series 2014:
2,025 5.000%, 5/15/28 5/24 at 100.00 A-   2,036,036
9,355 5.000%, 5/15/44 5/24 at 100.00 A-   9,310,096
Madison County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Faith Regional Health Services Project, Series 2018:
540 5.000%, 7/01/23 No Opt. Call BBB   540,000
1,250 5.000%, 7/01/24 No Opt. Call BBB   1,261,700
530 5.000%, 7/01/25 No Opt. Call BBB   539,111
750 5.000%, 7/01/26 7/25 at 100.00 BBB   763,748
200 5.000%, 7/01/27 7/25 at 100.00 BBB   204,084
835 5.000%, 7/01/28 7/25 at 100.00 BBB   853,353
485 5.000%, 7/01/29 7/25 at 100.00 BBB   496,213
1,000 5.000%, 7/01/30 7/25 at 100.00 BBB   1,023,410
180 5.000%, 7/01/33 7/25 at 100.00 BBB   184,079
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D:
160 2.600%, 9/01/34 3/29 at 100.00 AA+   141,936
7,205 2.850%, 9/01/39 3/29 at 100.00 AAA   6,386,800
10,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.550%, 9/01/40
3/29 at 100.00 AA+   7,988,900
595 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.950%, 9/01/37
3/30 at 100.00 AAA   506,654
17,770 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.300%, 9/01/41
9/30 at 100.00 AAA   12,768,100
2,290 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A, 4.125%, 9/01/38
3/32 at 100.00 AA+   2,266,665
1,380 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/26
No Opt. Call Aa2   1,425,499
8,160 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit
2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32
7/26 at 100.00 A2   8,532,504
Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Refunding Series 2019:
1,195 5.000%, 6/15/26 No Opt. Call AA-   1,261,956
1,455 5.000%, 6/15/28 No Opt. Call AA-   1,595,175
1,760 4.000%, 6/15/33 6/29 at 100.00 AA-   1,836,331
2,240 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 2.000%, 6/01/27
6/26 at 100.00 Aaa   2,097,962
6,320 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 2.000%, 12/15/50
12/30 at 100.00 A+   3,648,978

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project, Refunding &
Improvement Series 2016A:
$ 3,660 5.250%, 2/01/28 2/27 at 100.00 BB+   $ 3,763,541
1,355 5.250%, 2/01/29 2/27 at 100.00 BB+   1,396,409
5,865 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 3.375%, 12/15/37
6/28 at 100.00 Aa1   5,680,429
Total Nebraska 89,189,204
Nevada - 0.5%
5,285 Clark County, Nevada, General Obligation Bonds, Flood Control Series
2014, 4.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 AA+  (4) 5,340,228
10,000 Clark County, Nevada, Passenger Facility Charge Revenue Bonds,
Las Vegas-McCarran International Airport, Refunding Series 2019E,
5.000%, 7/01/23
No Opt. Call Aa3   10,000,000
8,705 Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Series 2020A,
3.700%, 1/01/50, (AMT), (Mandatory Put 1/31/24)
7/23 at 100.00 N/R   8,671,050
Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016:
1,740 4.000%, 9/01/32 9/26 at 100.00 N/R   1,643,395
2,265 4.000%, 9/01/35 9/26 at 100.00 N/R   2,081,128
3,585 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/34
7/27 at 100.00 AA-   3,647,917
2,860 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A, 2.200%, 10/01/41
10/30 at 100.00 AA+   2,163,132
3,080 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement
District 1 Legends at Sparks Marina, Refunding Senior Series 2019A,
2.750%, 6/15/28, 144A
No Opt. Call Ba1   2,871,022
Total Nevada 36,417,872
New Hampshire - 0.6%
16,511 National Finance Authority, New Hampshire, Municipal Certificates
Series 2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB   16,113,458
10,751 National Finance Authority, New Hampshire, Municipal Certificates
Series 2022-2 Class A, 4.000%, 10/20/36
No Opt. Call BBB   10,190,704
16,935 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A,
2.800%, 10/01/33, (Mandatory Put 10/02/23)
No Opt. Call A   16,896,388
1,145 New Hampshire Business Finance Authority, Water Facility Revenue
Bonds, Pennichuck Water Works Inc. Project , Series 2015A., 4.250%,
1/01/36, (Pre-refunded 1/01/26), (AMT)
1/26 at 100.00 N/R  (4) 1,163,355
New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Concord Hospital, Series 2021A:
1,000 4.000%, 10/01/32 4/31 at 100.00 AA-   1,024,490
1,000 4.000%, 10/01/34 4/31 at 100.00 AA-   1,023,710
1,000 4.000%, 10/01/38 4/31 at 100.00 AA-   988,000
1,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38
10/26 at 100.00 A-   1,002,400
920 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Southern New Hampshire Medical Center, Series 2016,
3.500%, 10/01/34
10/26 at 100.00 A-   904,314
Total New Hampshire 49,306,819

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey - 3.7%
Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Refunding Series 2014A:
$ 2,500 5.000%, 2/15/30 2/24 at 100.00 A-   $ 2,514,950
1,045 5.000%, 2/15/34 2/24 at 100.00 A-   1,050,026
Clifton, New Jersey, General Obligation Bonds, Refunding Series 2021:
1,110 2.000%, 8/15/29 - BAM Insured 8/28 at 100.00 AA   1,005,294
2,075 2.000%, 8/15/30 - BAM Insured 8/28 at 100.00 AA   1,855,880
2,045 2.000%, 8/15/31 - BAM Insured 8/28 at 100.00 AA   1,800,193
East Brunswick Township, Middlesex County, New Jersey, General
Obligation Bonds, Series 2021:
1,095 2.000%, 2/15/26 No Opt. Call Aa1   1,045,561
1,385 2.000%, 2/15/27 No Opt. Call Aa1   1,300,653
1,355 2.000%, 2/15/30 2/29 at 100.00 Aa1   1,231,980
1,370 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 AA   1,199,955
2,760 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call N/R  (4) 2,784,536
1,585 Gloucester Township, New Jersey, General Obligation Bonds, Series
2019, 2.250%, 2/01/29 - BAM Insured
No Opt. Call AA   1,459,262
4,115 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%,
11/01/32
11/29 at 100.00 A3   4,529,586
New Jersey Economic Development Authority, Private Activity Bonds,
The Goethals Bridge Replacement Project, Series 2013:
1,350 5.000%, 1/01/28, (AMT) 1/24 at 100.00 A2   1,357,695
2,345 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 AA   2,360,313
2,000 5.375%, 1/01/43, (AMT) 1/24 at 100.00 A-   2,005,920
7,280 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3   7,053,956
25,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
6/25 at 100.00 A2   25,770,750
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ:
700 5.000%, 6/15/26 No Opt. Call A2   731,976
455 5.000%, 6/15/27 No Opt. Call A3   484,461
430 5.000%, 6/15/28 No Opt. Call A3   464,839
5,000 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/47, (AMT)
10/27 at 100.00 Baa2   5,007,150
37,560 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+   32,682,458
4,745 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 3.750%, 11/01/34, (AMT), (Mandatory Put 6/01/28)
No Opt. Call A+   4,720,611
3,345 New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021, 2.375%, 7/01/46
7/31 at 100.00 AA-   2,197,163
2,170 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA-   2,190,029

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 5.000%, 7/01/35
7/26 at 100.00 BBB-   $ 1,014,960
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Virtua Health Inc Series 2013:
1,125 5.000%, 7/01/24 1/24 at 100.00 AA-   1,133,449
75 5.000%, 7/01/24, (Pre-refunded 1/01/24) 1/24 at 100.00 N/R  (4) 75,622
New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Senior Lien Series 2017-1A:
925 3.500%, 12/01/29, (AMT) 12/26 at 100.00 Aaa   903,050
2,390 3.750%, 12/01/31, (AMT) 12/26 at 100.00 Aaa   2,354,652
2,435 4.000%, 12/01/32, (AMT) 12/26 at 100.00 Aaa   2,407,168
1,020 3.750%, 12/01/33, (AMT) 12/26 at 100.00 Aaa   1,004,914
515 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35
10/27 at 100.00 AA   497,536
New Jersey State, General Obligation Bonds, Covid-19 Emergency
Series 2020A:
3,620 5.000%, 6/01/25 No Opt. Call A1   3,748,474
1,000 5.000%, 6/01/28 No Opt. Call A1   1,096,910
505 5.000%, 6/01/29 No Opt. Call A1   564,292
14,180 4.000%, 6/01/30 No Opt. Call A1   15,064,548
1,845 4.000%, 6/01/31 No Opt. Call A1   1,972,766
990 4.000%, 6/01/32 No Opt. Call A1   1,062,884
20 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/29
6/26 at 100.00 A+   20,944
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A:
6,270 5.000%, 6/15/24 No Opt. Call A+   6,369,254
8,725 5.000%, 6/15/29 6/26 at 100.00 A+   9,136,646
5,635 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Forward Delivery Series 2022AA, 5.000%, 6/15/33
6/32 at 100.00 A2   6,383,328
6,500 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/42
12/31 at 100.00 A2   6,283,810
1,830 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/31 - FGIC Insured
No Opt. Call A3   1,339,432
11,585 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/23
No Opt. Call A2   11,661,345
2,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014BB-2. Remarketed to Fixed Rate, 5.000%, 6/15/34
6/31 at 100.00 A3   2,783,500
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA:
1,910 5.250%, 6/15/33 6/25 at 100.00 A2   1,971,349
2,210 5.250%, 6/15/34 6/25 at 100.00 A2   2,278,201
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/23
No Opt. Call A3   2,013,180
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A:
7,530 5.000%, 12/15/25 No Opt. Call A2   7,807,104
420 5.000%, 12/15/26 No Opt. Call A3   443,167
10,230 5.000%, 12/15/33 12/29 at 100.00 A3   11,190,086
6,375 4.000%, 12/15/39 12/29 at 100.00 A2   6,286,961
9,490 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 3.750%, 6/15/33
12/28 at 100.00 A3   9,557,379

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 6,190 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/33
12/28 at 100.00 A2   $ 6,695,971
2,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/35
12/30 at 100.00 A2   2,555,850
2,790 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA   2,453,107
2,340 Ocean City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2016, 1.000%, 11/15/28
11/24 at 100.00 AA   2,105,602
740 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Chambers Project, Refunding
Series 2014A, 5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call N/R  (4) 744,603
1,530 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.125%, 8/15/42
8/29 at 100.00 Aa2   1,054,767
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A:
6,360 5.000%, 6/01/26 No Opt. Call A   6,637,423
4,000 5.000%, 6/01/28 No Opt. Call A   4,291,280
9,245 5.000%, 6/01/29 6/28 at 100.00 A   9,922,104
3,310 5.000%, 6/01/30 6/28 at 100.00 A   3,554,377
6,205 5.000%, 6/01/36 6/28 at 100.00 A-   6,560,299
11,265 4.000%, 6/01/37 6/28 at 100.00 A-   11,334,505
2,580 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   2,590,991
2,585 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.000%, 7/15/26
No Opt. Call AA-   2,448,021
Total New Jersey 290,181,008
New Mexico - 0.5%
3,260 Central New Mexico Community College, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, Limited Tax
Refunding Series 2021B, 4.000%, 8/15/24
No Opt. Call AA+   3,290,057
6,355 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan and Four Corners Projects,
Refunding Series 2016B, 2.150%, 4/01/33
10/31 at 101.00 BBB   5,082,030
2,000 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010D, 3.900%, 6/01/40, (Mandatory Put 6/01/28)
No Opt. Call BBB   2,009,020
8,560 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010E, 1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call BBB   8,306,196
1,170 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38
7/27 at 100.00 Aaa   1,136,748
3,110 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38
1/28 at 100.00 Aaa   2,973,160
3,305 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39
1/29 at 100.00 Aaa   2,981,540
1,550 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019F, 2.850%, 7/01/39
1/29 at 100.00 Aaa   1,382,879
2,485 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.150%, 7/01/41
7/30 at 100.00 Aaa   1,817,951
4,845 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41
7/30 at 100.00 Aaa   3,653,954

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico (continued)
$ 3,490 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021D, 2.350%, 7/01/41
1/31 at 100.00 Aaa   $ 2,660,427
750 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 4.000%, 5/01/33, 144A
5/29 at 103.00 N/R   665,385
Total New Mexico 35,959,347
New York - 5.4%
Albany County Airport Authority, New York, Airport Revenue Bonds,
Refunding Series 2020B. Forward Delivery:
1,225 5.000%, 12/15/23, (AMT) No Opt. Call A   1,230,635
1,145 5.000%, 12/15/24, (AMT) No Opt. Call A   1,163,526
1,515 Albany County, New York, General Obligation Bonds, Refunding
Forward Delivery Series 2019C, 5.000%, 11/01/23
No Opt. Call AA   1,524,575
Battery Park City Authority, New York, Revenue Bonds, Senior Series
2023B:
3,500 5.000%, 11/01/33 (WI/DD) No Opt. Call Aaa   4,215,617
2,450 5.000%, 11/01/34 (WI/DD) No Opt. Call Aaa   2,928,162
2,750 5.000%, 11/01/35 (WI/DD) No Opt. Call Aaa   3,257,999
Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge
System Revenue Bonds, Refunding Series 2014:
300 5.000%, 1/01/24 No Opt. Call A+   302,490
500 5.000%, 1/01/25 No Opt. Call A+   512,815
650 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 N/R   651,774
3,390 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R   2,863,533
4,360 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R   3,574,415
5,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48,
(Mandatory Put 11/01/28)
5/28 at 100.00 A-   4,594,700
4,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48,
(Mandatory Put 5/01/26)
11/25 at 100.00 A-   4,120,400
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017:
1,900 5.000%, 12/01/25, 144A No Opt. Call BBB-   1,906,612
1,400 5.000%, 12/01/27, 144A 6/27 at 100.00 BBB-   1,408,890
1,300 5.000%, 12/01/29, 144A 6/27 at 100.00 BBB-   1,310,218
6,965 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 5.000%, 3/15/28
No Opt. Call Aa1   7,642,486
5,845 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A   5,440,760
6,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-1,
5.000%, 11/15/43
11/30 at 100.00 A3   6,294,000
865 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2017C-1,
5.000%, 11/15/24
No Opt. Call A3   881,392
2,380 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E,
5.000%, 11/15/33
11/30 at 100.00 A3   2,615,929

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,110 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2016D, 5.000%, 11/15/31
11/26 at 100.00 A3   $ 1,150,693
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2014B, 5.250%, 11/15/37
5/24 at 100.00 A3   5,035,200
5,495 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015A-1, 5.000%, 11/15/36
5/25 at 100.00 A3   5,558,852
18,300 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2021A-2, 4.000%, 11/15/42
5/31 at 100.00 A3   17,604,417
1,535 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Ann?s Community Project, Series 2019,
4.000%, 1/01/30
1/26 at 103.00 N/R   1,395,852
1,910 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019, 5.000%,
1/01/40
1/26 at 103.00 N/R   1,655,817
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated
Group Project, Series 2014:
1,525 5.000%, 7/01/28 7/24 at 100.00 A-   1,548,958
1,000 5.000%, 7/01/29 7/24 at 100.00 A-   1,015,990
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated
Group Project, Series 2014B:
655 5.000%, 7/01/30 7/24 at 100.00 A-   665,382
2,455 5.000%, 7/01/32 7/24 at 100.00 A-   2,491,186
7,710 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Series 2019A-3A, 1.125%, 5/01/60, (Mandatory Put 11/01/24)
7/23 at 100.00 AA+   7,412,471
New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium
Project, Refunding Series 2021A:
1,630 4.000%, 1/01/32 - AGM Insured 1/31 at 100.00 AA   1,708,110
1,045 3.000%, 1/01/33 - AGM Insured 1/31 at 100.00 AA   979,656
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/38
2/24 at 100.00 AAA   5,034,250
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023B-1:
5,000 5.000%, 11/01/24 No Opt. Call AAA   5,128,250
1,400 5.000%, 11/01/25 No Opt. Call AAA   1,463,112
10,640 New York City, New York, General Obligation Bonds, Refunding Fiscal
2015 Series C, 5.000%, 8/01/29
2/25 at 100.00 AA   10,933,132
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Green Bond Series 2018I:
600 3.625%, 11/01/33 11/27 at 100.00 Aa2   603,402
2,000 3.875%, 11/01/38 11/27 at 100.00 Aa2   1,912,540
2,335 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J,
0.750%, 5/01/25
7/23 at 100.00 Aa2   2,179,092
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P:
2,040 2.600%, 11/01/34 5/28 at 100.00 Aa2   1,789,529
10,105 2.850%, 11/01/39 5/28 at 100.00 Aa2   8,371,184
8,845 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.850%, 11/01/39
5/28 at 100.00 Aa2   8,355,075

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 17,620 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.300%, 11/01/40
5/29 at 100.00 Aa2   $ 13,012,546
2,600 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Series 2019E, 2.125%, 11/01/23
7/23 at 100.00 Aa2   2,588,872
10,405 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 3.000%, 10/01/39
10/28 at 100.00 Aa1   8,894,298
10,175 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.300%, 10/01/40
10/29 at 100.00 Aa1   7,382,878
6,000 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.300%, 10/01/40
10/29 at 100.00 Aa1   4,365,240
21,935 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 231, 2.400%, 10/01/41
4/30 at 100.00 Aa1   16,055,543
5,335 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 233, 2.200%, 4/01/36
4/30 at 100.00 Aa1   4,183,707
12,255 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.450%, 10/01/41
10/30 at 100.00 Aa1   9,045,293
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A:
1,440 5.000%, 7/01/30, (AMT) 7/24 at 100.00 Baa2   1,451,218
1,345 4.000%, 7/01/32, (AMT) 7/24 at 100.00 Baa2   1,324,099
8,075 4.000%, 7/01/33, (AMT) 7/24 at 100.00 Baa2   7,927,712
9,735 5.000%, 7/01/34, (AMT) 7/24 at 100.00 Baa2   9,781,144
21,140 5.000%, 7/01/41, (AMT) 7/24 at 100.00 Baa2   21,140,845
2,690 4.000%, 7/01/46 - AGM Insured, (AMT) 7/24 at 100.00 AA   2,513,536
13,020 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa2   12,881,207
25,000 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa2   25,032,000
3,450 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
7/23 at 100.00 B   3,455,831
7,800 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2022, 5.000%, 12/01/29, (AMT)
No Opt. Call Baa1   8,329,464
17,520 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2018, 4.000%, 1/01/36, (AMT)
1/28 at 100.00 Baa3   17,127,552
10,300 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25
12/23 at 100.00 AA-   10,371,585
Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Thirty-Eighth Series 2023:
4,375 5.000%, 7/15/35, (AMT) 7/33 at 100.00 AA-   4,853,756
3,180 5.000%, 7/15/36, (AMT) 7/33 at 100.00 AA-   3,497,809
1,910 5.000%, 7/15/37, (AMT) 7/33 at 100.00 AA-   2,083,428
Suffolk County Economic Development Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated
Group Project, Series 2014:
2,435 5.000%, 7/01/28 7/24 at 100.00 A-   2,473,254
2,695 5.000%, 7/01/29 7/24 at 100.00 A-   2,738,093
4,200 5.000%, 7/01/30 7/24 at 100.00 A-   4,266,570
2,100 5.000%, 7/01/31 7/24 at 100.00 A-   2,132,970
1,335 5.000%, 7/01/32 7/24 at 100.00 A-   1,355,465
3,080 5.000%, 7/01/33 7/24 at 100.00 A-   3,123,428

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Refunding Series 2023A:
$ 6,380 5.000%, 11/15/24 No Opt. Call AA-   $ 6,538,288
5,000 5.000%, 11/15/25 No Opt. Call AA-   5,232,100
10,350 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022A, 5.000%, 8/15/24
No Opt. Call N/R   10,542,717
1,010 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022B, 5.000%, 12/16/24
No Opt. Call N/R   1,034,694
6,300 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2023B, 5.000%, 11/15/30
8/30 at 100.00 AA+   7,176,771
3,750 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 5.000%, 11/15/39
11/32 at 100.00 AA+   4,238,288
Troy Capital Resource Corporation, New York,  Revenue Bonds,
Rensselaer Polytechnic Institute, Refunding Series 2020A. Forward
Delivery:
1,200 5.000%, 9/01/23 No Opt. Call A3   1,203,096
1,835 5.000%, 9/01/24 No Opt. Call A3   1,862,397
2,000 5.000%, 9/01/25 No Opt. Call A3   2,055,900
11,465 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv, Series 2021B-EFRB, 3.600%, 7/01/29
No Opt. Call N/R   10,387,290
9,175 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv, Series 2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call N/R   8,597,342
Total New York 424,691,304
North Carolina - 0.4%
2,395 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB   2,283,058
3,110 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39
7/28 at 100.00 AA+   2,503,768
4,640 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40
1/29 at 100.00 AA+   3,854,401
12,735 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.300%, 7/01/41
7/30 at 100.00 AA+   9,429,503
11,625 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Series 2015C, 5.000%, 1/01/29
1/26 at 100.00 A   12,056,404
2,500 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Bond Anticipation Bond Senior Lien Series 2020,
5.000%, 2/01/24, (ETM)
No Opt. Call BBB  (4) 2,525,050
Total North Carolina 32,652,184
North Dakota - 1.0%
5,395 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
7/23 at 100.00 Aa3   5,193,767
Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A:
1,250 4.000%, 5/01/26 5/25 at 100.00 Aa2   1,270,212
1,320 4.000%, 5/01/27 5/25 at 100.00 Aa2   1,344,235
1,385 4.000%, 5/01/28 5/25 at 100.00 Aa2   1,412,534

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021:
$ 1,750 5.000%, 12/01/29 No Opt. Call Baa3   $ 1,825,303
1,775 5.000%, 12/01/30 No Opt. Call Baa3   1,860,519
2,985 5.000%, 12/01/32 12/31 at 100.00 Baa3   3,136,101
5,920 5.000%, 12/01/33 12/31 at 100.00 Baa3   6,194,392
2,675 5.000%, 12/01/34 12/31 at 100.00 Baa3   2,785,504
Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021:
500 3.000%, 5/01/33 5/27 at 100.00 Baa3   442,205
500 3.000%, 5/01/36 5/27 at 100.00 Baa3   427,590
3,440 3.000%, 5/01/46 5/27 at 100.00 Baa3   2,536,346
9,685 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023B,, 5.125%, 7/01/25
7/24 at 100.00 Baa3   9,689,843
2,600 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C, 3.200%, 7/01/39
7/28 at 100.00 Aa1   2,320,786
2,450 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A, 3.000%, 7/01/40
7/29 at 100.00 Aa1   2,175,894
4,535 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B, 2.350%, 7/01/40
1/30 at 100.00 Aa1   3,527,414
6,900 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa1   5,031,273
10,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2021B, 2.450%, 7/01/41
1/31 at 100.00 Aa1   7,506,500
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C:
3,785 5.000%, 6/01/28 No Opt. Call BB+   3,676,295
3,000 5.000%, 6/01/29 6/28 at 100.00 BB+   2,903,550
1,260 5.000%, 6/01/31 6/28 at 100.00 BB+   1,205,782
3,480 5.000%, 6/01/34 6/28 at 100.00 BB+   3,262,674
10,980 5.000%, 6/01/38 6/28 at 100.00 BB+   9,762,208
3,300 5.000%, 6/01/43 6/28 at 100.00 BB+   2,787,114
Total North Dakota 82,278,041
Ohio - 4.2%
2,760 American Municipal Power Inc., Ohio, Fremont Energy Center Revenue
Bonds, Refunding Series 2021A, 5.000%, 2/15/33
2/31 at 100.00 A1   3,125,120
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1:
1,085 5.000%, 6/01/27 No Opt. Call A   1,139,033
17,850 5.000%, 6/01/28 No Opt. Call A   18,950,988
8,905 5.000%, 6/01/29 No Opt. Call A   9,585,520
16,410 5.000%, 6/01/30 No Opt. Call A   17,860,972
17,485 5.000%, 6/01/31 6/30 at 100.00 A   19,034,870
11,715 5.000%, 6/01/33 6/30 at 100.00 A-   12,727,996
3,610 5.000%, 6/01/34 6/30 at 100.00 A-   3,912,879
4,830 5.000%, 6/01/35 6/30 at 100.00 A-   5,197,515
9,235 4.000%, 6/01/37 6/30 at 100.00 A-   9,236,662
4,060 4.000%, 6/01/38 6/30 at 100.00 A-   4,024,922
2,155 4.000%, 6/01/39 6/30 at 100.00 A-   2,120,175
8,085 3.000%, 6/01/48 6/30 at 100.00 BBB+   6,238,790
5,725 4.000%, 6/01/48 6/30 at 100.00 BBB+   5,306,732
12,960 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   12,155,832

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series
2016A:
$ 1,590 5.000%, 1/01/28 - AGM Insured 1/25 at 100.00 AA   $ 1,634,742
2,230 5.000%, 1/01/29 - AGM Insured 1/25 at 100.00 AA   2,293,421
2,060 5.000%, 1/01/30 - AGM Insured 1/25 at 100.00 AA   2,118,195
1,810 5.000%, 1/01/31 - AGM Insured 1/25 at 100.00 AA   1,860,065
20 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/30
10/28 at 100.00 AAA   22,294
1,080 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 3.000%, 8/01/40
2/31 at 100.00 A+   859,615
7,490 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
7/23 at 100.00 BB+   7,490,075
2,940 Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation
Project, Series 2009A, 5.700%, 8/01/23 (6)
No Opt. Call N/R   29
1,400 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 9/01/23
No Opt. Call N/R   14
7,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29
No Opt. Call BBB-   6,361,810
28,740 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (6)
No Opt. Call N/R   287
915 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010A, 3.125%, 7/01/33 (6)
No Opt. Call N/R   9
3,610 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2006B, 3.625%, 12/01/33 (6)
No Opt. Call N/R   36
250 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (6)
No Opt. Call N/R   2
2,200 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   2,119,304
14,735 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005A,
2.100%, 1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   14,256,555
20,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005C,
2.100%, 4/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   19,365,113
25,825 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007A,
2.500%, 8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   22,453,030
18,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   16,198,740
12,540 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014B,
2.600%, 6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+   10,981,529

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 6,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014D,
1.900%, 5/01/26, (Mandatory Put 10/01/24)
No Opt. Call BBB+   $ 5,805,377
16,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series
2015A, 4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call A3   16,899,319
2,610 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Duke
Energy Corporation Project, Refunding Series 2022A, 4.250%,
11/01/39, (AMT), (Mandatory Put 6/01/27)
No Opt. Call BBB   2,592,043
430 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call N/R   423,834
5,060 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Series 2019C, 1.625%, 12/01/34,
(Mandatory Put 12/01/26)
6/26 at 100.00 AA-   4,728,823
1,815 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/36
1/30 at 100.00 A3   1,846,291
1,950 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39
9/28 at 100.00 Aaa   1,674,017
2,865 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40
3/29 at 100.00 Aaa   2,542,688
1,390 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40
9/29 at 100.00 Aaa   1,109,123
3,630 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.250%, 9/01/41
3/30 at 100.00 Aaa   2,697,090
4,875 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 Aaa   3,770,179
8,500 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Refunding Series 2016A, 5.000%, 1/15/41
1/26 at 100.00 A   8,654,360
15,555 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory
Put 1/15/25)
1/25 at 100.00 A   15,880,255
1,205 Ohio State, Major New State Infrastructure Project Revenue Bonds,
Series 2021-1A, 5.000%, 12/15/27
No Opt. Call AA   1,314,775
3,855 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (6)
No Opt. Call N/R   39
8,500 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2005B, 4.000%, 1/01/34 (6)
No Opt. Call N/R   85
8,645 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010A, 3.750%, 7/01/33 (6)
No Opt. Call N/R   86
1,945 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010C, 4.000%, 6/01/33
No Opt. Call N/R   19
2,355 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (6)
No Opt. Call N/R   24
3,750 Toledo-Lucas County Port Authority, Ohio, Development Revenue
Bonds, Northwest Ohio Bond Fund, HB Magruder Memorial Hospital
Project, Series 2021F, 2.250%, 11/15/36
5/28 at 100.00 A-   2,970,713

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,350 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 N/R   $ 1,344,371
5,000 Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert Health
Obligated Group Refunding Facilities Improvement Series 2020,
6.125%, 12/01/49, (Pre-refunded 12/01/29)
12/29 at 100.00 N/R  (4) 5,839,600
11,700 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.375%, 12/01/37
12/32 at 100.00 N/R   11,823,201
Total Ohio 330,549,183
Oklahoma - 2.5%
1,060 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Refunding Series 2020, 4.000%, 12/01/28
No Opt. Call A   1,110,435
Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project, Series
2020:
1,775 2.000%, 9/01/28 No Opt. Call A   1,626,344
1,850 2.000%, 9/01/29 No Opt. Call A   1,677,210
1,800 2.750%, 9/01/30 No Opt. Call A   1,755,756
1,790 2.750%, 9/01/31 9/30 at 100.00 A   1,755,900
265 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public Schools
Project, Series 2017, 4.000%, 9/01/24
No Opt. Call A+   267,136
Carter County Public Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Plainview Public Schools Project, Series
2021A:
740 4.000%, 12/01/33 12/31 at 100.00 A+   780,508
1,670 4.000%, 12/01/34 12/31 at 100.00 A+   1,755,888
1,585 4.000%, 12/01/35 12/31 at 100.00 A+   1,652,743
Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public Schools
Project, Series 2021:
2,050 4.000%, 6/01/29 No Opt. Call Aa3   2,140,323
1,055 4.000%, 6/01/30 No Opt. Call Aa3   1,106,262
10,000 4.000%, 6/01/31 No Opt. Call Aa3   10,482,000
Cleveland County Public Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Norman Technology Center
Project, Series 2021:
910 4.000%, 5/01/27 No Opt. Call Aa3   942,414
945 4.000%, 5/01/28 No Opt. Call Aa3   987,525
960 4.000%, 5/01/29 No Opt. Call Aa3   1,013,635
875 4.000%, 5/01/30 No Opt. Call Aa3   926,940
690 4.000%, 5/01/31 No Opt. Call Aa3   736,417
930 4.000%, 5/01/32 5/31 at 100.00 Aa3   984,126
800 4.000%, 5/01/33 5/31 at 100.00 Aa3   845,184
900 4.000%, 5/01/34 5/31 at 100.00 Aa3   950,544
1,070 4.000%, 5/01/35 5/31 at 100.00 Aa3   1,120,932
Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools
Project, Series 2017A:
1,470 5.000%, 12/01/28 12/27 at 100.00 A   1,602,079
1,410 5.000%, 12/01/31 12/27 at 100.00 A   1,540,792
Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series
2016A:
3,165 5.000%, 9/01/30 9/26 at 100.00 A   3,292,106

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 5,290 5.000%, 9/01/31 9/26 at 100.00 A   $ 5,497,633
3,125 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018,
3.625%, 9/01/36
9/28 at 100.00 A-   3,072,969
Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools Project,
Series 2019:
1,365 4.000%, 9/01/32 9/29 at 100.00 A   1,407,629
1,485 4.000%, 9/01/34 9/29 at 100.00 A   1,508,166
1,000 4.000%, 9/01/36 9/29 at 100.00 A   1,000,140
Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series
2019:
1,880 4.000%, 9/01/32 9/29 at 100.00 A+   1,938,712
1,605 4.000%, 9/01/33 9/29 at 100.00 A+   1,661,448
1,000 4.000%, 9/01/34 9/29 at 100.00 A+   1,028,920
Lincoln County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Stroud Public Schools Project, Series 2016:
1,000 5.000%, 9/01/23 No Opt. Call A   1,002,120
1,870 5.000%, 9/01/24 No Opt. Call A   1,902,388
2,490 5.000%, 9/01/26 No Opt. Call A   2,612,757
Love County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Marietta Public Schools Project, Series
2021:
890 4.000%, 12/01/33 12/31 at 100.00 A-   935,372
920 4.000%, 12/01/34 12/31 at 100.00 A-   964,556
960 4.000%, 12/01/35 12/31 at 100.00 A-   996,048
McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public Schools
Project, Series 2018:
1,280 5.000%, 9/01/30 9/28 at 100.00 A   1,399,104
1,565 5.000%, 9/01/34 9/28 at 100.00 A   1,709,152
6,140 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021,
2.000%, 3/01/25
No Opt. Call AAA   5,994,973
1,195 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Western Heights Public Schools Project, Series
2018A, 5.000%, 9/01/24
No Opt. Call A   1,215,554
9,265 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2023, 3.000%, 3/01/25
No Opt. Call AA+   9,188,934
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B:
590 5.000%, 8/15/28 No Opt. Call BB-   585,156
9,505 5.000%, 8/15/33 8/28 at 100.00 BB-   9,124,230
9,650 5.000%, 8/15/38 8/28 at 100.00 BB-   9,049,094
3,795 5.250%, 8/15/43 8/28 at 100.00 BB-   3,596,104
2,470 5.500%, 8/15/57 8/28 at 100.00 BB-   2,339,263
4,975 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 N/R   4,734,061
970 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2019A, 3.000%,
9/01/39
3/28 at 100.00 Aaa   899,190
1,240 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 3.000%,
9/01/40
3/29 at 100.00 Aaa   1,214,382

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
$ 500 3.000%, 9/01/23 No Opt. Call A-   $ 499,560
630 5.000%, 9/01/24 No Opt. Call A-   639,979
1,505 5.000%, 9/01/25 No Opt. Call A-   1,550,210
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2021:
745 4.000%, 9/01/29 No Opt. Call Baa1   774,443
400 4.000%, 9/01/30 No Opt. Call Baa1   417,408
985 4.000%, 9/01/31 No Opt. Call Baa1   1,027,936
7,800 Tulsa County Independent School District 001 Tulsa, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2022A, 2.000%,
3/01/27
No Opt. Call AA   7,321,626
Tulsa County Industrial Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Berryhill Public Schools Project, Series 2020:
1,540 2.000%, 9/01/27 No Opt. Call A-   1,430,691
1,605 2.000%, 9/01/28 No Opt. Call A-   1,470,581
1,670 2.000%, 9/01/29 No Opt. Call A-   1,514,022
3,150 2.000%, 9/01/30 No Opt. Call A-   2,808,067
Tulsa County Industrial Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Broken Arrow Public Schools Project, Series
2016:
3,840 5.000%, 9/01/25 9/23 at 100.00 AA-   3,849,331
10,755 5.000%, 9/01/26 9/23 at 100.00 AA-   10,780,812
Tulsa County Industrial Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Broken Arrow Public Schools Project, Series
2021A:
8,070 4.000%, 9/01/30 No Opt. Call A1   8,400,305
9,035 4.000%, 9/01/31 No Opt. Call A1   9,442,027
Tulsa County Industrial Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
6,220 5.000%, 9/01/25 No Opt. Call AA-   6,451,446
9,840 5.000%, 9/01/26 9/25 at 100.00 AA-   10,214,511
2,580 Washington County Rural Water District 3, Oklahoma, Revenue Bonds,
Refunding & Capital improvement Series 2020, 3.000%, 9/15/35
3/28 at 100.00 A+   2,391,118
Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease
Revenue Bonds, Weatherford Public Schools Project, Series 2019:
2,165 5.000%, 3/01/29 No Opt. Call A-   2,363,704
2,000 5.000%, 3/01/31 3/29 at 100.00 A-   2,184,420
2,500 5.000%, 3/01/33 3/29 at 100.00 A-   2,722,875
Total Oklahoma 195,886,326
Oregon - 1.0%
5,015 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest
Series 2017D, 5.000%, 6/15/35
6/27 at 100.00 AA+   5,366,602
1,760 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A, 5.000%, 6/15/38
6/28 at 100.00 AA+   1,894,077
1,200 Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
6/27 at 100.00 Aa1   1,263,600
Clackamas County School District 62, Oregon City, Oregon, General
Obligation Bonds, Refunding Series 2018A:
1,665 0.000%, 6/15/34 6/28 at 79.31 AA+   1,086,179
1,510 0.000%, 6/15/35 6/28 at 75.58 AA+   930,538
1,050 0.000%, 6/15/37 6/28 at 69.16 AA+   576,271
2,050 0.000%, 6/15/39 6/28 at 63.17 AA+   1,010,486

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 1,770 Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Adventist Health System/West, Refunding Variable Rate Series
2019, 5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 A   $ 1,794,426
2,250 Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series
2021B-1, 1.200%, 6/01/28
7/23 at 100.00 BB+   1,908,517
2,790 Multnomah-Clackamas Counties School District 10JT Greham-Barlow,
Oregon, General Obligation Bonds, Deferred interest Series 2019A,
0.000%, 6/15/38
6/29 at 72.47 Aa1   1,465,224
6,480 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-2, 5.000%, 7/01/46, (Mandatory Put 2/01/32)
11/31 at 100.00 AA-   7,347,413
1,815 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2017D, 3.450%, 1/01/38
1/27 at 100.00 Aa2   1,796,324
2,870 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2018C, 3.900%, 7/01/38
7/27 at 100.00 Aa2   2,784,388
7,955 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2019A, 2.650%, 7/01/39
7/28 at 100.00 Aa2   6,387,547
7,420 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa2   5,563,590
15,995 Oregon State  Business Development Commission, Recovery Zone
Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010,
2.400%, 12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A   15,965,729
11,455 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38, (Pre-refunded
11/15/23)
11/23 at 100.00 AAA  (4) 11,530,374
3,325 Oregon State, General Obligation Bonds, Veterans Welfare Series 108
of 2021O, 2.600%, 12/01/42
12/30 at 100.00 AA+   2,602,045
4,050 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.000%, 7/01/38, (AMT)
7/33 at 100.00 AA-   4,375,175
Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A:
3,440 5.000%, 5/15/32 5/26 at 100.00 AA-   3,599,478
1,925 5.000%, 5/15/33 5/26 at 100.00 AA-   2,012,299
Total Oregon 81,260,282
Pennsylvania - 4.8%
Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A:
1,000 5.000%, 4/01/36 4/28 at 100.00 A   1,044,680
10,085 4.000%, 4/01/37 4/28 at 100.00 A   9,883,098
5,205 4.000%, 4/01/38 4/28 at 100.00 A   5,026,573
9,155 4.000%, 4/01/44 4/28 at 100.00 A   8,269,620
1,525 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/28, 144A
No Opt. Call Ba3   1,557,925
1,200 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 3.500%, 4/01/41 (6)
No Opt. Call N/R   12
7,770 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2008A, 2.700%, 4/01/35 (6)
No Opt. Call N/R   78

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 2,880 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (6)
No Opt. Call N/R   $ 29
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017:
1,670 4.000%, 11/01/33 11/27 at 100.00 B   1,050,180
2,410 4.000%, 11/01/38 11/27 at 100.00 B   1,490,127
8,815 4.000%, 11/01/39 11/27 at 100.00 B   5,449,609
1,040 3.750%, 11/01/42 11/27 at 100.00 B   621,951
3,930 4.000%, 11/01/47 11/27 at 100.00 B   2,349,433
8,430 5.000%, 11/01/47 11/27 at 100.00 B   5,461,291
15,925 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put
2/01/30)
8/29 at 101.50 B   10,343,128
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/27
No Opt. Call A+   1,077,740
5,190 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
12/03/29)
12/29 at 100.00 A+   4,763,901
39,185 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 AA   38,565,877
5,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%,
4/01/43, (Mandatory Put 2/15/27)
8/26 at 100.00 AA-   5,227,300
3,500 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue
Bonds, Allentown Concession, Series 2013A, 5.000%, 12/01/43
12/23 at 100.00 A   3,512,600
4,500 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%,
7/01/49
7/29 at 100.00 A+   4,172,535
10,430 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016A, 3.000%, 9/01/29
No Opt. Call A+   10,135,978
16,805 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
12/03/29)
12/29 at 100.00 A+   15,450,517
6,095 North Allegheny School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44
5/29 at 100.00 AA   6,092,196
4,055 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2005A, 3.750%, 12/01/40 (6)
No Opt. Call N/R   41
3,455 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (6)
No Opt. Call N/R   35
Pennsylvania Economic Development Financing Authority, Parking
System Revenue Bonds, Capitol Region Parking System, Junior
Guaranteed Series 2013B:
1,975 5.500%, 1/01/25 1/24 at 100.00 AA   1,995,461
2,290 5.500%, 1/01/26 1/24 at 100.00 AA   2,314,068
2,265 5.500%, 1/01/27 1/24 at 100.00 AA   2,288,035

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Parking
System Revenue Bonds, Capitol Region Parking System, Junior Insured
Series 2013C:
$ 515 5.500%, 1/01/25 - AGM Insured 1/24 at 100.00 AA   $ 520,464
1,110 5.500%, 1/01/26 - AGM Insured 1/24 at 100.00 AA   1,121,666
2,505 5.500%, 1/01/28 - AGM Insured 1/24 at 100.00 AA   2,529,374
2,050 5.500%, 1/01/29 - AGM Insured 1/24 at 100.00 AA   2,068,470
1,255 5.500%, 1/01/31 - AGM Insured 1/24 at 100.00 AA   1,265,517
3,160 Pennsylvania Economic Development Financing Authority, Private
Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement
Project, Series 2015, 5.000%, 12/31/34, (AMT)
6/26 at 100.00 BBB   3,230,531
1,000 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2023A-1,
5.000%, 5/15/31
2/31 at 100.00 A   1,124,120
1,250 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2009, 0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call A-   1,126,012
2,685 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2017A, 0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A-   2,589,521
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012:
1,320 5.000%, 5/01/27 7/23 at 100.00 BB+   1,279,753
10,850 5.000%, 5/01/42 7/23 at 100.00 BB+   8,952,769
1,135 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 3.000%, 7/15/39
7/31 at 100.00 A-   873,371
5,215 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 AA+   5,069,084
19,900 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120, 3.100%, 10/01/36
10/25 at 100.00 AA+   17,713,985
8,985 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121, 3.100%, 10/01/36
10/25 at 100.00 AA+   7,947,412
6,605 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128B, 3.500%, 10/01/34
10/27 at 100.00 AA+   6,386,639
4,880 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A, 3.000%, 10/01/39
4/29 at 100.00 AA+   4,084,706
Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133:
3,240 2.125%, 10/01/35 10/29 at 100.00 AA+   2,623,039
10,050 2.350%, 10/01/40 10/29 at 100.00 AA+   7,400,720
15,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137, 2.450%, 10/01/41
4/31 at 100.00 AA+   10,995,300
4,800 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A, 4.000%, 10/01/37
4/32 at 100.00 AA+   4,631,520
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A:
2,110 4.500%, 12/01/34 12/26 at 100.00 AA-   2,185,074
5,000 4.750%, 12/01/37 12/26 at 100.00 AA-   5,155,950
16,220 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A+   17,943,051
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Series 2019. Forward Delivery:
4,665 5.000%, 12/01/24 No Opt. Call AA-   4,779,479
5,190 5.000%, 12/01/25 No Opt. Call AA-   5,417,633

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2:
$ 5,955 5.000%, 6/01/25 No Opt. Call A   $ 6,138,473
2,905 5.000%, 6/01/29 6/26 at 100.00 A   3,054,114
22,155 5.000%, 6/01/35 6/26 at 100.00 A   23,077,756
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017:
2,960 5.000%, 12/01/29 12/27 at 100.00 A   3,192,952
3,240 5.000%, 12/01/31 12/27 at 100.00 A   3,488,929
5,450 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Series 2016A, 5.000%, 12/01/36
12/26 at 100.00 A   5,670,943
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017:
3,640 5.000%, 12/01/31 12/27 at 100.00 A   3,919,661
2,265 5.000%, 12/01/32 12/27 at 100.00 A   2,445,136
2,100 4.000%, 12/01/36 12/27 at 100.00 A   2,124,885
12,140 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/24
No Opt. Call AA-   12,437,916
1,105 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2016A-1, 5.000%, 12/01/28
6/26 at 100.00 AA-   1,164,250
3,045 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2017A-1, 5.000%, 12/01/36
12/27 at 100.00 AA-   3,240,063
7,445 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors
Program, Refunding Series 2016A, 5.000%, 12/01/29
12/25 at 100.00 A   7,720,688
Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017:
1,835 5.000%, 5/01/31 11/27 at 100.00 BB+   1,740,259
2,060 5.000%, 5/01/33 11/27 at 100.00 BB+   1,923,093
1,165 5.000%, 5/01/34 11/27 at 100.00 BB+   1,075,749
3,680 Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds,
Guthrie Healthcare System, Series 2007, 4.462%, 12/01/24 (3-Month
LIBOR*0.67% reference rate + 0.780% spread) (5)
7/23 at 100.00 A+   3,682,502
3,905 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/26
5/24 at 100.00 BBB-   3,902,032
1,280 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016,
3.375%, 6/01/26
No Opt. Call BB+   1,213,082
Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover
Hospital Inc., Series 2013:
1,705 5.000%, 12/01/23 7/23 at 100.00 A   1,706,620
1,795 5.000%, 12/01/24 7/23 at 100.00 A   1,796,490
3,120 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+   2,753,837
1,000 Wilson School District, Berks County, Pennsylvania, General Obligation
Bonds, Series 2021B, 4.000%, 5/15/29
No Opt. Call AA   1,064,600
Total Pennsylvania 375,693,208
Puerto Rico - 3.6%
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A:
19,655 5.000%, 7/01/30, 144A No Opt. Call N/R   20,238,557
17,060 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R   17,290,651

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 350 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/33, 144A
7/31 at 100.00 N/R   $ 359,597
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B:
11,705 5.000%, 7/01/24, 144A No Opt. Call N/R   11,817,251
7,455 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R   7,659,416
5,575 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R   4,884,034
2,683 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   2,711,225
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
522 0.000%, 7/01/24 No Opt. Call N/R   502,018
24,629 0.000%, 7/01/27 No Opt. Call N/R   20,945,240
27,034 0.000%, 7/01/29 7/28 at 98.64 N/R   21,036,237
49,802 0.000%, 7/01/31 7/28 at 91.88 N/R   35,590,501
33,050 0.000%, 7/01/33 7/28 at 86.06 N/R   21,523,152
3,236 4.500%, 7/01/34 7/25 at 100.00 N/R   3,219,820
11,847 0.000%, 7/01/46 7/28 at 41.38 N/R   3,342,868
12 0.000%, 7/01/51 7/28 at 30.01 N/R   2,537
1,048 4.750%, 7/01/53 7/28 at 100.00 N/R   1,001,238
1,466 5.000%, 7/01/58 7/28 at 100.00 N/R   1,432,810
4,743 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34
7/25 at 100.00 N/R   4,719,285
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
23,266 4.329%, 7/01/40 7/28 at 100.00 N/R   22,184,829
21,219 4.329%, 7/01/40 7/28 at 100.00 N/R   20,232,953
2,712 4.784%, 7/01/58 7/28 at 100.00 N/R   2,577,024
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
2,336 5.250%, 7/01/23 No Opt. Call N/R   2,336,283
1,589 0.000%, 7/01/24 No Opt. Call N/R   1,522,627
22,147 5.375%, 7/01/25 No Opt. Call N/R   22,705,894
7,303 5.625%, 7/01/27 No Opt. Call N/R   7,698,425
9,246 5.625%, 7/01/29 No Opt. Call N/R   9,916,898
2,774 5.750%, 7/01/31 No Opt. Call N/R   3,035,104
7,470 0.000%, 7/01/33 7/31 at 89.94 N/R   4,577,691
4,521 4.000%, 7/01/33 7/31 at 103.00 N/R   4,305,665
3,838 4.000%, 7/01/35 7/31 at 103.00 N/R   3,577,131
Total Puerto Rico 282,946,961
Rhode Island - 0.9%
Rhode Island Health and Educational Building Corporation, Educational
Institution Revenue Bonds, St. George's School, Series 2021:
1,275 5.000%, 10/01/28 No Opt. Call AA-   1,403,163
2,010 4.000%, 10/01/46 10/31 at 100.00 AA-   1,964,976
2,000 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 BB-   1,886,040
1,325 Rhode Island Health and Educational Building Corporation, Public
Schools Financing Program Revenue Bonds, City of Providence,
Series 2021D, 5.000%, 5/15/27 - BAM Insured
No Opt. Call AA   1,421,460
4,375 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 5.500%,
9/01/28, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (4) 4,389,394

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Rhode Island (continued)
$ 2,595 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70, 3.000%,
10/01/39
10/28 at 100.00 AA+   $ 2,299,611
2,420 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71, 3.000%,
10/01/39
4/29 at 100.00 AA+   2,024,741
13,950 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A,
2.250%, 10/01/41
4/30 at 100.00 AA+   10,094,639
10,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A, 2.300%, 10/01/40
10/29 at 100.00 AA+   7,423,300
4,550 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A,
2.550%, 10/01/40
10/29 at 100.00 AA+   3,522,747
137,445 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
7/23 at 18.14 CCC-   22,815,870
5,945 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 N/R   5,873,363
3,855 Rhode Island, General Obligation Bonds, Consolidated Capital
Development Loan, Series 2021A, 5.000%, 5/01/25
No Opt. Call AA   3,988,344
Total Rhode Island 69,107,648
South Carolina - 1.0%
5,780 Greenville Hospital System Board of Trustees, South Carolina, Hospital
Revenue Bonds, Series 2014B, 5.000%, 5/01/34
5/24 at 100.00 A   5,816,356
Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Lexington Medical Center, Series 2016:
1,055 5.000%, 11/01/34 5/26 at 100.00 A1   1,089,214
1,170 5.000%, 11/01/35 5/26 at 100.00 A1   1,204,573
9,780 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/01/24)
11/23 at 100.30 Aa1   9,781,467
1,000 Patriots Energy Group, South Carolina, Gas System Revenue Bonds,
Improvement and Refunding Series 2021A, 2.250%, 6/01/41
6/31 at 100.00 A2   702,270
2,700 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.900%, 7/01/39
1/29 at 100.00 Aaa   2,225,853
5,735 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.150%, 7/01/40
1/30 at 100.00 Aaa   4,198,249
17,830 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa   12,509,885
10,000 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2022C, 2.750%, 3/01/24
8/23 at 100.00 Aaa   9,945,100
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, FMU Student Housing LLC - Francis
Marion University Project, Series 2014A:
1,910 5.000%, 8/01/27 8/24 at 100.00 Baa3   1,929,196
3,925 5.000%, 8/01/32 8/24 at 100.00 Baa3   3,952,985
3,240 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/31
6/25 at 100.00 A-   3,317,339
5,495 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 5.000%,
12/01/32
12/30 at 100.00 A-   5,988,726

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A:
$ 7,885 5.000%, 12/01/29 6/26 at 100.00 A-   $ 8,187,626
4,325 5.000%, 12/01/31 6/26 at 100.00 A-   4,485,717
2,200 5.000%, 12/01/37 6/26 at 100.00 A-   2,243,692
Total South Carolina 77,578,248
South Dakota - 0.2%
Mitchell School District 17-2, South Dakota, General Obligation Bonds,
Limited Tax Refunding Certificates, Series 2021:
200 2.000%, 8/01/26 No Opt. Call AA+   189,304
400 2.000%, 8/01/27 No Opt. Call AA+   375,092
400 2.000%, 8/01/29 8/27 at 100.00 AA+   371,792
1,545 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc., Series 2020A, 5.000%, 9/01/27
No Opt. Call AA-   1,635,753
2,410 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/31
9/27 at 100.00 AA-   2,545,225
3,925 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41
5/30 at 100.00 AAA   2,836,048
7,095 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41
5/30 at 100.00 AAA   5,060,083
3,205 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Social Series 2023A, 4.150%, 11/01/38
11/31 at 100.00 AAA   3,181,059
Total South Dakota 16,194,356
Tennessee - 1.4%
Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
1,600 5.000%, 8/01/26 No Opt. Call A-   1,660,768
1,865 5.000%, 8/01/28 No Opt. Call A-   1,994,301
2,265 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/28
10/24 at 100.00 BBB+   2,300,855
Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
2,895 3.375%, 4/01/26 No Opt. Call BBB   2,835,102
3,250 5.000%, 4/01/29 4/27 at 100.00 BBB   3,387,248
2,505 5.000%, 4/01/30 4/27 at 100.00 BBB   2,610,435
2,810 5.000%, 4/01/31 4/27 at 100.00 BBB   2,928,020
5,045 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/40
7/26 at 100.00 A   5,164,718
4,435 Murfreesboro, Tennessee, General Obligation Bonds, Series 2021,
3.000%, 6/01/30
6/29 at 100.00 AA+   4,370,116
5,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A,
5.000%, 2/01/50, (Mandatory Put 10/01/24)
7/24 at 100.58 Aa1   5,060,500
15,760 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 A1   15,556,223
4,095 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 Baa1   4,337,915
410 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.950%, 7/01/35
1/25 at 100.00 AA+   407,626
3,255 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-3, 3.750%, 7/01/38
7/27 at 100.00 AA+   3,226,519

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 6,320 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-4, 3.900%, 7/01/38
1/28 at 100.00 AA+   $ 6,246,182
5,795 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.750%, 7/01/39
7/28 at 100.00 AA+   5,768,691
6,175 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 3.000%, 7/01/39
7/28 at 100.00 AA+   5,825,372
2,440 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-3, 2.600%, 7/01/39
1/29 at 100.00 AA+   2,108,550
3,930 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-4, 2.900%, 7/01/39
1/29 at 100.00 AA+   3,480,958
4,145 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.250%, 7/01/41
7/30 at 100.00 AA+   3,064,855
7,135 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.250%, 7/01/41
7/30 at 100.00 AA+   5,463,626
5,560 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.300%, 7/01/41
1/31 at 100.00 AA+   4,060,134
2,500 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 A2   2,486,925
5,000 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2023A-1, 5.000%, 5/01/53, (Mandatory Put 5/01/28)
2/28 at 100.22 A2   5,174,850
7,800 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project,  Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/01/31)
8/31 at 100.85 A2   8,097,180
Total Tennessee 107,617,669
Texas - 4.5%
1,255 Arlington Independent School District, Tarrant County, Texas, General
Obligation Bonds, School Building Series 2021, 5.000%, 2/15/25
No Opt. Call AAA   1,293,252
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A:
2,610 5.000%, 1/01/28 1/27 at 100.00 BB+   2,663,375
2,840 5.000%, 1/01/30 1/27 at 100.00 BB+   2,905,206
1,600 5.000%, 1/01/32 1/27 at 100.00 BB+   1,636,400
4,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2020A, 5.000%, 11/15/26
No Opt. Call AA-   4,260,040
5,000 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 A-   5,210,400
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A:
1,950 5.000%, 1/01/32, (Pre-refunded 7/01/25) 7/25 at 100.00 A  (4) 2,021,643
1,525 5.000%, 1/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 A  (4) 1,581,029
1,165 5.000%, 1/01/34, (Pre-refunded 7/01/25) 7/25 at 100.00 A  (4) 1,207,802
City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019:
1,120 5.000%, 9/01/32 9/28 at 100.00 A   1,214,394
1,000 5.000%, 9/01/34 9/28 at 100.00 A   1,084,170
1,000 5.000%, 9/01/35 9/28 at 100.00 A   1,078,920
1,000 5.000%, 9/01/36 9/28 at 100.00 A   1,072,660
Collin County, Texas, General Obligation Bonds, Limited Tax Permanent
Improvement Series 2023:
3,240 5.000%, 2/15/36 (WI/DD) 2/33 at 100.00 AAA   3,754,285
1,225 5.000%, 2/15/37 (WI/DD) 2/33 at 100.00 AAA   1,403,336

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,275 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
7/23 at 100.00 Baa2   $ 4,124,050
9,230 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-
refunded 10/01/23)
10/23 at 100.00 N/R  (4) 9,268,766
Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Refunding
Series 2020A:
5,215 4.125%, 7/01/26 No Opt. Call Aa3   5,336,301
4,025 3.950%, 7/01/27 No Opt. Call Aa3   4,151,506
3,060 3.750%, 7/01/28 No Opt. Call Aa3   3,143,415
6,890 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 Aa3   7,020,014
3,650 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 Aa3   3,946,599
6,235 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System,
Series 2014A, 5.000%, 12/01/29, (Pre-refunded 12/01/24)
12/24 at 100.00 Aa3  (4) 6,394,928
1,150 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A,
4.000%, 10/01/35
10/29 at 100.00 AA   1,183,787
5,140 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Contract Tax Series 2014A, 5.000%, 10/01/25
10/24 at 100.00 Aaa   5,255,753
425 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Second Lien Series 2014C, 5.000%, 11/15/23
No Opt. Call Baa1   426,483
Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A:
4,795 5.000%, 11/15/24 - AGM Insured No Opt. Call AA   4,895,935
4,600 5.000%, 11/15/25 - AGM Insured 11/24 at 100.00 AA   4,702,534
3,745 5.000%, 11/15/26 - AGM Insured 11/24 at 100.00 AA   3,835,292
12,050 5.000%, 11/15/27 - AGM Insured 11/24 at 100.00 AA   12,317,992
11,815 Houston Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%,
2/15/34
2/26 at 100.00 AAA   12,050,945
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A:
6,995 5.000%, 7/01/28 (WI/DD) No Opt. Call AA   7,438,258
11,005 5.000%, 7/01/30 (WI/DD) No Opt. Call AA   11,954,206
11,535 5.000%, 7/01/32 (WI/DD) No Opt. Call AA   12,770,986
2,440 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 BB-   2,448,735
1,740 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%,
7/15/41, (AMT)
7/29 at 100.00 B-   1,583,069
Houston, Texas, Combined Utility System Revenue Bonds, Refunding
First Lien Series 2018D:
3,085 5.000%, 11/15/32 11/28 at 100.00 Aa2   3,405,161
2,615 5.000%, 11/15/33 11/28 at 100.00 Aa2   2,878,461
1,325 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding
Series 2014, 5.000%, 9/01/31
9/24 at 100.00 A   1,340,582

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding
Series 2021, 3.000%, 9/01/33
9/31 at 100.00 A   $ 945,650
3,815 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B, 0.000%,
9/01/23 - AMBAC Insured
No Opt. Call A   3,791,576
2,265 Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/32, (Pre-refunded
8/01/24)
8/24 at 100.00 AA-  (4) 2,309,032
Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015:
1,000 5.000%, 11/01/26, (AMT) 11/25 at 100.00 A1   1,023,510
2,025 5.000%, 11/01/27, (AMT) 11/25 at 100.00 A1   2,075,463
1,570 5.000%, 11/01/28, (AMT) 11/25 at 100.00 A1   1,611,715
2,000 5.000%, 11/01/29, (AMT) 11/25 at 100.00 A1   2,055,140
2,000 5.000%, 11/01/30, (AMT) 11/25 at 100.00 A1   2,055,660
Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021:
4,500 5.000%, 5/15/25 No Opt. Call A+   4,645,080
3,825 5.000%, 5/15/26 No Opt. Call A+   4,018,201
4,070 5.000%, 5/15/27 No Opt. Call A+   4,358,644
4,500 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project, Refunding
Series 2001A, 2.600%, 11/01/29
No Opt. Call A-   4,064,715
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013:
2,340 5.000%, 12/01/25 No Opt. Call B1   2,333,986
2,720 5.250%, 12/01/28 12/25 at 100.00 B1   2,747,581
2,700 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
7/23 at 104.00 BB-   2,633,877
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C:
3,855 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R  (4) 4,802,444
9,130 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R  (4) 11,715,981
North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2019A:
5,000 3.000%, 1/01/35 1/29 at 100.00 AA-   4,658,350
5,000 4.000%, 1/01/36 1/29 at 100.00 AA-   5,100,450
5,950 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2020A, 4.000%, 1/01/37
1/29 at 100.00 AA-   6,026,636
2,835 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 A+   2,881,863
1,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2020, 3.625%, 1/01/35, (AMT), 144A
7/23 at 102.00 N/R   799,830
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A:
6,865 2.750%, 1/01/36, (AMT), 144A 7/23 at 103.00 N/R   4,884,585
13,675 2.875%, 1/01/41, (AMT), 144A 7/23 at 103.00 N/R   8,939,347
1,000 3.000%, 1/01/50, (AMT), 144A 7/23 at 103.00 N/R   587,160
1,250 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, First Lien Series 2021, 5.000%, 10/01/26
No Opt. Call AA+   1,330,187

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,315 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021A, 2.000%, 8/15/43
8/30 at 100.00 AAA   $ 1,478,475
Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C:
1,180 2.000%, 8/15/43 8/30 at 100.00 AAA   753,607
1,520 2.000%, 8/15/46 8/30 at 100.00 AAA   918,779
15,000 San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior
Lien CPS Energy Series 2014, 5.000%, 2/01/44
2/24 at 100.00 Aa3   15,085,800
1,315 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.125%, 9/01/33, (Pre-refunded 9/01/23)
9/23 at 100.00 A3  (4) 1,318,498
5,885 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 5.000%, 7/01/53,
(Mandatory Put 7/01/32)
1/32 at 100.00 A1   6,565,071
1,940 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38
9/27 at 100.00 Aaa   1,918,524
4,835 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41
3/30 at 100.00 Aaa   3,432,028
12,000 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed
Lanes Project, Refunding Senior Lien Series 2019A, 4.000%, 12/31/37
12/29 at 100.00 Baa2   11,316,960
Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll
Lanes Project, Series 2016:
4,930 5.000%, 12/31/40, (AMT) 12/25 at 100.00 Baa2   4,947,403
8,110 5.000%, 12/31/45, (AMT) 12/25 at 100.00 Baa2   8,130,275
10,945 Texas Private Activity Bond Surface Transportation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Refunding Senior Lien Series 2019A, 4.000%,
12/31/39
12/29 at 100.00 Baa2   10,136,383
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed
Lanes Project, Refunding  Series 2020A:
4,450 4.000%, 6/30/32 12/30 at 100.00 Baa2   4,450,178
1,500 4.000%, 12/31/32 12/30 at 100.00 Baa2   1,499,115
5,500 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding First Tier Series 2020A, 5.000%, 8/15/39
8/30 at 100.00 A+   5,901,885
13,775 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%,
8/15/34
8/24 at 100.00 A-   13,931,759
Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A:
1,125 0.000%, 8/01/35 2/29 at 76.82 Baa2   670,860
1,590 0.000%, 8/01/36 2/29 at 73.16 Baa2   894,423
2,070 0.000%, 8/01/37 2/29 at 69.41 Baa2   1,095,299
1,100 0.000%, 8/01/39 2/29 at 62.63 Baa2   517,572
Total Texas 351,620,227
Utah - 0.0%
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A:
1,055 3.250%, 3/01/31, 144A 9/26 at 103.00 N/R   942,980
1,600 3.500%, 3/01/36, 144A 9/26 at 103.00 N/R   1,349,104

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
$ 1,300 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 5.750%, 3/01/42, 144A
9/27 at 103.00 N/R   $ 1,300,663
Total Utah 3,592,747
Vermont - 0.1%
2,985 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/37
5/28 at 103.00 N/R   2,544,891
3,449 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series
2021A, 2.450%, 11/01/41
11/30 at 100.00 Aa1   2,644,038
Total Vermont 5,188,929
Virginia - 1.8%
19,819 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municpal Securities Class A Series 2019M-053,
2.550%, 6/15/35
No Opt. Call AA+   16,554,749
Federal Home Loan Mortgage Corporation, Notes:
19,060 3.150%, 1/15/36, 144A 10/31 at 100.00 AA+   16,944,721
5,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Bond Anticipation Notes, Series 2021A, 5.000%, 7/01/26, (ETM)
No Opt. Call A+  (4) 5,291,000
870 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing Inc.,
Refunding Series 2021A, 4.000%, 12/01/35
12/27 at 103.00 N/R   791,004
2,000 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding
Series 2008B, 0.750%, 11/01/35, (Mandatory Put 9/02/25)
No Opt. Call A2   1,834,340
1,000 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated
Group, Refunding Series 2016, 3.125%, 6/15/31
6/26 at 100.00 A   977,480
2,875 Virginia College Building Authority, Educational Facilities Revenue
Bonds, 21st Century College & Equipment Programs, Series 2019A,
5.000%, 2/01/24
No Opt. Call AA+   2,905,935
710 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Refunding Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 BB+   670,205
7,505 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020B, 2.200%, 3/01/40
3/29 at 100.00 AA+   5,579,292
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
13,045 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB   13,176,102
22,375 5.000%, 12/31/56, (AMT) 6/27 at 100.00 BBB   22,534,981
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022:
5,000 5.000%, 7/01/32, (AMT) 1/32 at 100.00 BBB   5,413,250
4,000 5.000%, 1/01/34, (AMT) 1/32 at 100.00 BBB   4,321,560
4,890 5.000%, 7/01/36, (AMT) 1/32 at 100.00 BBB   5,157,141
3,285 5.000%, 7/01/37, (AMT) 1/32 at 100.00 BBB   3,436,537
4,540 5.000%, 1/01/38, (AMT) 1/32 at 100.00 BBB   4,722,644
7,385 5.000%, 12/31/47, (AMT) 12/32 at 100.00 Baa1   7,584,838
Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022:
7,000 4.000%, 7/01/33, (AMT) 1/32 at 100.00 BBB   7,022,190
7,250 4.000%, 7/01/34, (AMT) 1/32 at 100.00 BBB   7,263,702
2,550 4.000%, 1/01/35, (AMT) 1/32 at 100.00 BBB   2,546,150

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 5,750 4.000%, 7/01/35, (AMT) 1/32 at 100.00 BBB   $ 5,706,990
2,030 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Refunding Series 2017A, 5.000%, 5/15/24
No Opt. Call AA+   2,062,379
2,130 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2   2,066,867
Total Virginia 144,564,057
Washington - 3.8%
3,730 Clark County School District 37, Vancouver, Washington, General
Obligation Bonds, Series 2021, 4.000%, 12/01/25
No Opt. Call Aaa   3,811,277
Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2019A:
27,925 5.000%, 7/01/36 7/29 at 100.00 Aa1   30,857,125
41,235 5.000%, 7/01/37 7/29 at 100.00 Aa1   45,264,072
8,955 King County, Washington, Sewer Revenue Bonds, Refunding Junior
Lien Series 2020B, 0.875%, 1/01/42, (Mandatory Put 1/01/26)
4/25 at 100.00 AA   8,350,448
5,250 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/29, (AMT)
No Opt. Call AA-   5,637,135
Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Private Activity Series 2022B:
8,510 5.000%, 8/01/29, (AMT) No Opt. Call AA-   9,178,120
12,770 5.000%, 8/01/30, (AMT) No Opt. Call AA-   13,930,282
2,910 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Series 2016, 5.000%, 2/01/29
2/26 at 100.00 AA-   3,038,331
11,640 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Series 2021C, 5.000%, 8/01/32, (AMT)
8/31 at 100.00 AA-   12,780,371
2,340 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016,
5.000%, 12/01/37
12/26 at 100.00 Baa3   2,379,827
2,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call A-   2,138,660
2,200 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/24)
2/24 at 100.00 A-   2,214,564
8,285 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 A-   8,454,428
Washington Health Care Facilities Authority, Revenue Bonds, Fred
Hutchinson Cancer Research Center, Series 2015:
2,730 5.000%, 1/01/26, (Pre-refunded 7/01/25) 7/25 at 100.00 A2  (4) 2,832,430
1,285 5.000%, 1/01/27, (Pre-refunded 7/01/25) 7/25 at 100.00 A2  (4) 1,333,213
4,500 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015A, 5.000%, 8/15/40
8/25 at 100.00 A+   4,516,965
5,875 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/35
8/25 at 100.00 A+   5,946,793
2,055 Washington Health Care Facilities Authority, Revenue Bonds,
PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/24, (Pre-
refunded 5/15/24)
5/24 at 100.00 A+  (4) 2,084,695
14,085 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A, 5.000%,
10/01/33
7/23 at 100.00 A   14,088,380

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B:
$ 4,030 5.000%, 10/01/30 10/28 at 100.00 A1   $ 4,280,061
3,170 5.000%, 10/01/31 10/28 at 100.00 A1   3,358,805
3,140 5.000%, 10/01/32 10/28 at 100.00 A1   3,316,751
3,485 5.000%, 10/01/33 10/28 at 100.00 A1   3,677,093
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017:
5,120 5.000%, 8/15/29 8/27 at 100.00 BBB+   5,363,507
5,005 5.000%, 8/15/34 8/27 at 100.00 BBB+   5,145,190
6,015 5.000%, 8/15/36 8/27 at 100.00 BBB+   6,112,203
4,375 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-1, 2.500%,
7/01/28, 144A
7/23 at 100.00 N/R   3,859,931
6,900 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.200%, 6/01/41
6/30 at 100.00 Aaa   5,043,555
5,580 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.400%, 12/01/41
6/31 at 100.00 Aaa   4,208,938
40,477 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A,
3.500%, 12/20/35
No Opt. Call BBB+   37,410,578
5,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees Refunding Series R-2022D, 4.000%, 7/01/28
No Opt. Call Aaa   5,286,900
5,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees Refunding Series R-2023B, 5.000%, 7/01/29
No Opt. Call Aaa   5,646,150
12,965 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax,
Refunding Series R-2014B, 5.000%, 8/01/37
8/23 at 100.00 Aaa   12,980,428
11,265 Washington State, General Obligation Bonds, Various Purpose
Refunding Series R-2022C, 4.000%, 7/01/27
No Opt. Call Aaa   11,775,192
4,975 Whidbey Island Public Hospital District, Island County, Washington,
General Obligation Bonds, Whidbey General Hospital, Series 2013,
5.500%, 12/01/33
7/23 at 100.00 Ba3   4,606,203
Total Washington 300,908,601
West Virginia - 0.0%
1,365 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25
9/24 at 100.00 Baa1   1,382,076
Total West Virginia 1,382,076
Wisconsin - 1.9%
Middleton-Cross Plains Area School District, Dane County, Wisconsin,
General Obligation Bonds, Refunding Series 2021A:
4,455 2.000%, 3/01/26 No Opt. Call Aa1   4,259,559
4,555 2.000%, 3/01/27 No Opt. Call Aa1   4,286,483
10,000 Public Finance Authority of Wisconsin, Lease Development Revenue
Bonds, KU Campus Development Corporation-Central District
Development Project, Series 2016, 5.000%, 3/01/41
3/26 at 100.00 Aa2   10,199,100
25,400 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 6.500%, 12/01/37, 144A
12/27 at 100.00 N/R   22,841,966
Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2:
4,430 3.300%, 10/01/46, (Mandatory Put 10/01/26) No Opt. Call Aa3   4,405,768
8,180 3.700%, 10/01/46, (Mandatory Put 10/01/30) No Opt. Call Aa3   8,249,366

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020:
$ 30 3.000%, 4/01/25, (ETM), 144A No Opt. Call N/R  (4) $ 29,865
230 3.000%, 4/01/25, 144A No Opt. Call BB   222,789
12,325 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call N/R   11,370,182
16,805 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%,
11/01/25
No Opt. Call A-   16,124,061
7,815 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 A-   7,465,826
2,920 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 BBB-   2,852,782
Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C:
4,170 4.050%, 11/01/30 5/26 at 100.00 BBB-   4,066,501
9,085 4.300%, 11/01/30 5/26 at 100.00 BBB-   9,000,055
Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A:
1,080 5.000%, 12/01/26 11/24 at 100.00 AA-   1,098,068
4,090 5.000%, 12/01/27 11/24 at 100.00 AA-   4,158,917
7,750 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Advocate Aurora Health Credit Group, Series 2018 B-1, 5.000%,
8/15/54, (Mandatory Put 7/01/27)
7/26 at 100.00 AA   8,110,530
3,660 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 BBB+   3,602,977
3,230 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 N/R   2,546,694
1,385 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018A,
4.000%, 8/15/36
8/28 at 100.00 AA   1,401,371
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Gundersen Health System, Refunding Series 2021A:
2,620 4.000%, 10/15/34 10/31 at 100.00 AA-   2,699,988
1,455 4.000%, 10/15/35 10/31 at 100.00 AA-   1,488,247
6,350 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1,
5.000%, 2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 BBB+   6,419,659
1,470 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021,
4.000%, 1/01/37
1/27 at 103.00 N/R   1,206,679
4,365 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 5.000%, 8/15/39
8/24 at 100.00 A+   4,396,821
1,950 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A,
5.000%, 11/01/39
11/26 at 103.00 N/R   1,681,134
2,850 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Series 2018A,
5.000%, 9/15/40, (Pre-refunded 9/15/23)
9/23 at 100.00 BBB-  (4) 2,858,750
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2015:
835 5.000%, 12/15/23 No Opt. Call AA-   840,461

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 1,330 5.000%, 12/15/25 12/24 at 100.00 AA-   $ 1,356,001
2,750 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.000%, 11/01/39
11/28 at 100.00 AA+   2,326,088
1,650 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2021C, 2.500%, 11/01/41
5/31 at 100.00 AA+   1,235,239
Total Wisconsin 152,801,927
Wyoming - 1.0%
18,775 Campbell County, Wyoming Solid Waste Facilities Revenue Bonds,
Basin Electric Power Cooperative, Dry Fork Station Facilities, Series
2019A, 3.625%, 7/15/39
5/29 at 100.00 A   16,567,060
Casper Community College District, Natrona County, Wyoming,
Revenue Bonds, Refunding Series 2021:
960 4.000%, 4/15/37 4/31 at 100.00 A+   982,301
1,000 4.000%, 4/15/38 4/31 at 100.00 A+   1,017,050
1,035 4.000%, 4/15/39 4/31 at 100.00 A+   1,046,892
1,070 4.000%, 4/15/40 4/31 at 100.00 A+   1,072,835
Consolidated Wyoming Municipalities Electric Power System Joint
Powers Board, Wyoming, Electric Facilities Improvement Lease Revenue
Bonds, Gillette Electrical System Project, Refunding Series 2022:
800 5.000%, 6/01/33 6/32 at 100.00 AA-   913,184
1,415 5.000%, 6/01/34 6/32 at 100.00 AA-   1,607,539
5,500 Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial
Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30, (Pre-
refunded 9/01/23)
9/23 at 100.00 N/R  (4) 5,512,155
28,275 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call A2   26,286,702
4,215 University of Wyoming, Facilities Revenue Bonds, Supplemental
Coverage Program, Refunding Series 2021A, 5.000%, 6/01/26
No Opt. Call AA-   4,451,082
2,790 Wyoming Community Development Authority, Housing Revenue
Bonds, 2015 Series 6, 3.900%, 12/01/34
12/24 at 100.00 AA+   2,749,880
6,500 Wyoming Community Development Authority, Housing Revenue
Bonds, 2019 Series 3, 2.650%, 12/01/39
12/28 at 100.00 AA+   5,229,250
3,250 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 1, 3.000%, 12/01/40
6/29 at 100.00 AA+   2,740,433
6,675 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 2, 2.250%, 12/01/40
6/30 at 100.00 AA+   4,884,031
6,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2021 Series 3, 2.250%, 12/01/41
12/30 at 100.00 AA+   4,456,680
2,700 Wyoming Community Development Authority, Housing Revenue
Bonds, 2023 Series 1, 4.200%, 12/01/38
6/32 at 100.00 AA+   2,664,846
Total Wyoming 82,181,920
Total Municipal Bonds
(cost $7,937,590,732) 7,537,273,142
Shares Description (1) Value
X – COMMON STOCKS - 2 .6%
X 205,519,864
Independent Power and Renewable Electricity Producers - 2.6%
2,665,489 Energy Harbor Corp (9),(10) $ 205,519,864
Total Independent Power and Renewable Electricity Producers 205,519,864
Total Common Stocks
(cost $55,930,174) 205,519,864

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X – ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.2%
X 13,844,578
$ 4,738 Federal Home Loan Mortgage Corporation, Notes 3.150% 10/15/36 AA+ $ 4,079,357
3,800 Federal Home Loan Mortgage Corporation, Notes 4.140% 1/25/40 N/R 3,535,096
8,110 Freddie Mac Multi-Family ML Certificates, Series ML 10,
Series 2021
2.032% 1/25/38 AA+ 6,230,125
Total Asset-Backed and Mortgage-Backed Securities
(cost $16,779,547) 13,844,578
Total Long-Term Investments
(cost $8,010,300,453) 7,756,637,584
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.2%
X – MUNICIPAL BONDS - 0 .2%
X 18,575,000
Alabama - 0.0%
$ 5,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Tender Option Bond Trust Series 2022-XM1080, 4.100%, 7/01/25,
144A (11)
No Opt. Call A1 $ 5,000,000
Total Alabama 5,000,000
New York - 0.1%
8,575 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
3, 4.210%, 4/01/42 (11)
6/23 at 100.00 AA 8,575,000
Total New York 8,575,000
Ohio - 0.1%
5,000 Cincinnati City School District, Hamilton County, Ohio, General
Obligation Bonds, School Energy Conservation Improvement Series
2016-XF2265, 4.100%, 12/01/25, 144A (11)
No Opt. Call AA 5,000,000
Total Ohio 5,000,000
Total Municipal Bonds
(cost $18,575,000) 18,575,000
Total Short-Term Investments
(cost $18,575,000) 18,575,000
Total Investments
(cost $ 8,028,875,453 ) - 98 .6% 7,775,212,584
Other Assets & Liabilities, Net -  1.4% 107,442,174
Net Assets - 100% $ 7,882,654,758

investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 7,537,263,879 $ 9,263 $ 7,537,273,142
Common Stocks – 205,519,864 – 205,519,864
Asset-Backed and Mortgage-Backed
Securities – 13,844,578 – 13,844,578
Short-Term Investments:
Municipal Bonds – 18,575,000 – 18,575,000
Total
$ – $ 7,775,203,321 $ 9,263 $ 7,775,212,584
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A,
3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority,
Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%,
3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750% 12/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2006B, 3.625%, 12/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20,
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear
Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of
ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
LIBOR London Inter-Bank Offered Rate
SIFMA Securities Industry and Financial Market Association
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments June 30, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.3%
X – MUNICIPAL BONDS - 95 .7%
X 5,725,201,531
Alabama - 2.3%
$ 10,000 Alabama Federal Aid Highway Finance Authority, Special Obligation
Revenue Bonds, Series 2016A, 5.000%, 9/01/35, (Pre-refunded
9/01/26)
9/26 at 100.00 AAA  (4) $ 10,650,400
1,760 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put
12/01/25)
9/25 at 100.38 A1   1,750,109
10,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 5 Series 2020A-1, 4.000%, 10/01/49, (Mandatory Put
10/01/26)
7/26 at 100.65 A1   9,925,600
7,500 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 7 Series 2021C-1, 4.000%, 10/01/52, (Mandatory Put
12/01/26)
9/26 at 100.68 A2   7,434,675
3,410 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 A-   3,314,759
3,600 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022B-1, 4.000%, 4/01/53, (Mandatory Put 10/01/27)
7/27 at 100.42 A2   3,559,716
1,000 Cental Etowah County Solid Waste Disposal Authority, Alabama, Tax-
Exempt Solid Waste Disposal Revenue Bonds, Series 2020A, 6.000%,
7/01/45, (Pre-refunded 7/01/25), (AMT), 144A
7/25 at 103.00 N/R  (4) 1,052,310
8,215 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2
Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 A2   8,169,324
11,755 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call A1   11,146,796
23,445 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2008, 2.900%, 7/15/34, (Mandatory Put 12/12/23)
No Opt. Call A1   23,349,110
7,500 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding
Series 2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call BBB   7,149,450
17,500 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49,
(Mandatory Put 6/01/24)
3/24 at 100.29 A1   17,467,625
9,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put
12/01/31)
9/31 at 100.62 A1   8,754,480
14,285 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 A2   14,775,404
10,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 5, Series 2023A, 5.250%, 1/01/54, (Mandatory Put
7/01/29)
4/29 at 100.18 A1   10,461,100
Total Alabama 138,960,858
Alaska - 1.1%
1,380 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2016A-II, 1.900%, 12/01/24
No Opt. Call AA+   1,345,376

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alaska (continued)
$ 12,345 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2020A-II, 2.000%, 12/01/35
6/29 at 100.00 AA+   $ 9,747,118
23,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2020B-II, 2.000%, 12/01/35
6/29 at 100.00 AA+   18,451,520
3,560 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2022A-II, 2.150%, 12/01/36
12/30 at 100.00 AA+   2,924,113
8,110 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series
2022B-1, 2.150%, 6/01/36
12/30 at 100.00 AA+   6,497,083
Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,655 5.000%, 1/01/24, (AMT) No Opt. Call Baa2   1,660,511
3,565 5.000%, 1/01/26, (AMT) 7/25 at 100.00 Baa2   3,608,600
Alaska Industrial Development and Export Authority, Revenue Bonds,
Greater Fairbanks Community Hospital Foundation Project, Refunding
Series 2019:
5,145 5.000%, 4/01/27 No Opt. Call A+   5,408,476
5,355 5.000%, 4/01/28 No Opt. Call A+   5,707,198
5,575 5.000%, 4/01/29 No Opt. Call A+   6,007,118
Alaska State, General Obligation Bonds, Series 2023A:
2,570 5.000%, 8/01/24 No Opt. Call AA-   2,620,500
2,020 5.000%, 8/01/25 No Opt. Call AA-   2,096,437
Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1:
550 5.000%, 6/01/24 No Opt. Call A   557,112
1,000 5.000%, 6/01/25 No Opt. Call A   1,026,420
Total Alaska 67,657,582
Arizona - 1.8%
Arizona State, Certificates of Participation, Refunding Series 2019A:
5,550 5.000%, 10/01/26, (ETM) No Opt. Call Aa2  (4) 5,904,256
5,055 5.000%, 10/01/27, (ETM) No Opt. Call Aa2  (4) 5,495,948
17,125 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2005,
2.400%, 12/01/35, (Mandatory Put 8/14/23)
No Opt. Call A   17,093,661
9,195 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A   9,177,621
8,935 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A   9,004,514
5,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
1, 5.000%, 9/01/42, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A   5,117,750
6,885 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A   7,048,037
3,600 Chandler, Arizona, General Obligation Bonds, Series 2017, 2.300%,
7/01/28
7/27 at 100.00 AAA   3,375,000
4,000 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 4.125%, 9/01/32,
(AMT), (Mandatory Put 3/31/26)
No Opt. Call A+   4,016,560
5,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2023A-1, 5.000%, 1/01/53, (Mandatory
Put 5/15/26)
11/25 at 100.82 AA-   5,224,650

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 3,030 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 4.580%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread)
(5)
10/23 at 100.00 AA-   $ 3,021,274
10,050 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2003A, 3.000%, 1/01/38, (Mandatory
Put 6/01/24)
No Opt. Call BBB   9,948,294
4,500 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010A, 0.875%, 6/01/43, (Mandatory
Put 10/01/26)
No Opt. Call BBB   3,981,015
2,150 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010B, 0.875%, 6/01/43, (Mandatory
Put 10/01/26)
No Opt. Call BBB   1,902,041
1,270 Maricopa County Unified School District 60 Higley, Arizona, General
Obligation Bonds, School Improvement Project of 2013, Series
2014A, 4.000%, 7/01/24
No Opt. Call Aa2   1,280,122
3,615 Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding
Series 2015, 5.000%, 7/01/26
7/25 at 100.00 AA   3,749,225
1,135 Paradise Valley Unified School District No. 69, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project of
2019, Series 2022D, 5.000%, 7/01/24
No Opt. Call AAA   1,156,122
Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series
2014:
2,000 5.000%, 8/01/23 No Opt. Call AA   2,002,500
2,055 5.000%, 8/01/24 No Opt. Call AA   2,096,490
1,015 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014,
5.000%, 8/01/24
No Opt. Call AA   1,035,493
3,350 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-2,
1.125%, 12/01/26
7/23 at 100.00 N/R   3,097,645
3,715 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002,
1.300%, 6/01/27, (AMT)
No Opt. Call A-   3,330,572
Total Arizona 108,058,790
Arkansas - 0.5%
11,295 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Capital
Improvement Series 2022, 2.875%, 11/01/32
11/26 at 100.00 AA-   11,055,998
3,870 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Capital Improvement Series 2019A, 2.000%, 11/01/29
11/26 at 100.00 AA-   3,751,307
Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue
Bonds, Baptist Health, Series 2014:
1,760 5.000%, 12/01/23 No Opt. Call A   1,769,750
2,195 5.000%, 12/01/24 No Opt. Call A   2,236,727
2,045 Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Construction Series 2019, 2.125%, 2/01/31
2/25 at 100.00 Aa2   1,843,343
Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Refunding Series 2019:
2,560 3.000%, 2/01/27 8/24 at 100.00 Aa2   2,529,510
3,790 3.000%, 2/01/28 8/24 at 100.00 Aa2   3,740,882
3,915 3.000%, 2/01/29 8/24 at 100.00 Aa2   3,842,572
Total Arkansas 30,770,089

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California - 3.5%
$ 17,400 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45,
(Mandatory Put 4/01/26)
10/25 at 100.00 AA   $ 16,931,418
4,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory
Put 10/01/31)
10/30 at 100.65 Baa1   4,186,880
5,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 4.000%,
5/01/53, (Mandatory Put 8/01/28)
5/28 at 100.03 A1   5,002,150
California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A:
605 5.000%, 6/01/24 No Opt. Call A   614,238
805 5.000%, 6/01/25 No Opt. Call A   828,538
1,980 5.000%, 6/01/26 No Opt. Call A   2,070,783
840 5.000%, 6/01/27 No Opt. Call A   890,946
1,185 5.000%, 6/01/28 No Opt. Call A   1,274,397
1,475 5.000%, 6/01/29 No Opt. Call A   1,609,328
6,335 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2011A, 3.000%, 3/01/41,
(Mandatory Put 3/01/24)
9/23 at 100.00 A   6,303,452
5,235 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Series 2006C, 5.000%, 6/01/41, (Mandatory Put
11/01/29)
No Opt. Call AA-   5,882,779
8,765 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36,
(Mandatory Put 10/01/25)
10/25 at 100.00 A   8,442,711
3,045 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%,
10/01/39, (Mandatory Put 10/01/25)
10/25 at 100.00 A   3,127,398
17,930 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
7/23 at 100.00 N/R   17,855,053
19,790 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 3.000%, 12/31/30 - AGM Insured,
(AMT)
6/28 at 100.00 AA   18,632,879
California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A:
1,920 5.000%, 2/01/24 No Opt. Call A3   1,936,090
1,700 5.000%, 2/01/25 No Opt. Call A3   1,731,637
2,000 5.000%, 2/01/26 No Opt. Call A3   2,053,820
1,500 5.000%, 2/01/27 No Opt. Call A3   1,559,250
9,270 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2019A, 2.400%,
10/01/44, (AMT), (Mandatory Put 10/01/29)
7/29 at 100.00 A-   8,486,870
1,525 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2022A, 4.125%,
10/01/41, (AMT), (Mandatory Put 10/01/25)
7/25 at 100.00 A-   1,534,684
6,840 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2,
3.625%, 7/01/27, (AMT)
7/25 at 100.00 A-   6,786,032
9,020 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call A-   8,914,827

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,700 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call A-   $ 6,554,007
4,215 California Pollution Control Financing Authority, Water Facilities
Revenue Bonds, American Water Capital Corporation, Project,
Refunding Series 2020, 0.600%, 8/01/40, (Mandatory Put 9/01/23)
No Opt. Call A   4,193,335
7,500 California State, General Obligation Bonds, Various Purpose Refunding
Series 2023, 5.000%, 10/01/25
No Opt. Call Aa2   7,839,375
5,600 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 BB+   5,704,832
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/27, 144A
6/26 at 100.00 BB+   1,019,200
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
1,070 5.000%, 12/01/26, 144A No Opt. Call BB+   1,096,953
350 5.000%, 12/01/27, 144A No Opt. Call BB+   358,477
765 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B,
5.000%, 7/01/24, (ETM)
No Opt. Call N/R  (4) 780,889
255 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46,
(Mandatory Put 11/01/29)
No Opt. Call AA-   286,554
345 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45,
(Mandatory Put 11/01/29)
No Opt. Call AA-   387,690
5,010 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 Aa3  (4) 5,211,452
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Green Series
2023A:
1,000 5.000%, 5/15/25, (AMT) No Opt. Call AA-   1,025,130
1,500 5.000%, 5/15/26, (AMT) No Opt. Call AA-   1,560,330
2,250 5.000%, 5/15/27, (AMT) No Opt. Call AA-   2,378,430
2,000 5.000%, 5/15/28, (AMT) No Opt. Call AA-   2,143,000
2,835 5.000%, 5/15/29, (AMT) No Opt. Call AA-   3,077,336
4,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2018B,
5.000%, 5/15/26, (AMT)
No Opt. Call AA   4,165,280
9,565 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022G,
5.000%, 5/15/28, (AMT)
No Opt. Call AA   10,248,897
4,725 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2021D,
5.000%, 5/15/26, (AMT)
No Opt. Call AA-   4,915,039
2,780 Sacramento Municipal Utility District, California, Electric Revenue
Bonds, Refunding Series 2023D, 5.000%, 8/15/49, (Mandatory Put
10/15/30)
4/30 at 100.00 AA   3,156,940
2,025 San Diego Association of Governments, California, Capital Grants
Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green
Series 2019B, 1.800%, 11/15/27
11/26 at 100.00 A-   1,875,717

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 7,175 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023A,
5.000%, 5/01/27, (AMT)
No Opt. Call A1   $ 7,555,634
3,000 University of California, General Revenue Bonds, Series 2023BM,
5.000%, 5/15/28
No Opt. Call AA   3,343,950
980 Washington Township Health Care District, California, Revenue Bonds,
Refunding Series 2015A, 5.000%, 7/01/23
No Opt. Call Baa2   980,000
Total California 206,514,607
Colorado - 2.8%
2,750 Arapahoe County School District 5 Cherry Creek, Colorado, General
Obligation Bonds, Series 2012B, 2.500%, 12/15/28
7/23 at 100.00 AA+   2,697,117
3,360 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-1, 0.000%, 11/15/58,
(Mandatory Put 11/15/28) (WI/DD)
11/27 at 101.76 AA   3,671,606
7,610 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%,
11/15/24
5/24 at 100.00 AA   7,725,063
19,710 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 A-   20,113,070
18,945 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/26)
2/26 at 100.00 A-   19,529,643
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.000%, 11/01/26
No Opt. Call A-   1,040,620
13,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, 5.000%, 5/15/62,
(Mandatory Put 8/15/28)
8/27 at 102.27 AA+   14,220,830
4,635 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 5.000%, 1/01/27
No Opt. Call AA+   4,930,945
630 Colorado Housing and Finance Authority, Single Family Mortgage
Bonds, Class I Series 2021E, 1.950%, 11/01/36
5/30 at 100.00 AAA   488,697
2,500 Colorado Housing and Finance Authority, Single Family Mortgage
Bonds, Class I Series 2021H, 1.800%, 11/01/36
5/30 at 100.00 AAA   1,879,700
473 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding Series 2017A, 4.500%, 12/01/27
7/23 at 103.00 N/R   467,740
Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022A:
12,935 5.000%, 11/15/26, (AMT) No Opt. Call AA-   13,526,776
6,750 5.000%, 11/15/27, (AMT) No Opt. Call AA-   7,163,843
4,580 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022C, 5.000%, 11/15/25
No Opt. Call AA-   4,781,932
7,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022D, 5.000%, 11/15/24, (AMT)
No Opt. Call AA-   7,129,570
13,115 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call A+   13,366,152
9,195 Denver, Colorado, General Obligation Bonds, Elevate Denver, Series
2019A, 5.000%, 8/01/25
No Opt. Call AAA   9,571,075
3,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2021B, 3.740%, 9/01/39, (Mandatory Put 9/01/24)
(SOFR*0.67% reference rate + 0.350% spread) (5)
6/24 at 100.00 A+   2,987,730

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,957 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A, 4.625%,
12/01/27
7/23 at 103.00 N/R   $ 2,929,589
Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A:
575 5.000%, 1/15/24 No Opt. Call A-   577,254
475 5.000%, 7/15/24 No Opt. Call A-   478,909
325 5.000%, 1/15/25 No Opt. Call A-   329,088
400 5.000%, 7/15/25 No Opt. Call A-   410,100
500 3.000%, 1/15/26 No Opt. Call A-   488,965
425 5.000%, 7/15/26 No Opt. Call A-   442,217
1,425 5.000%, 1/15/27 No Opt. Call A-   1,492,859
625 5.000%, 7/15/27 No Opt. Call A-   660,194
555 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A, 3.000%, 12/01/25
12/24 at 103.00 N/R   528,959
415 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.375%, 12/01/30
12/25 at 102.00 N/R   374,152
805 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1,
4.125%, 12/01/31
3/26 at 103.00 N/R   733,291
17,525 University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Refunding Series 2019C, 5.000%, 11/15/47, (Mandatory Put
11/15/24)
5/24 at 100.00 AA   17,729,867
6,395 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 2.000%, 6/01/51, (Mandatory Put 10/15/25)
No Opt. Call Aa1   6,148,601
Total Colorado 168,616,154
Connecticut - 2.2%
6,665 Connecticut Health and Educational Facilities Authority, Chefa Revenue
Bonds, Yale University, Remarketing Series 2017B-2, 3.200%, 7/01/37,
(Mandatory Put 7/01/26) (WI/DD)
No Opt. Call AAA   6,671,665
1,250 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1, 4.000%, 7/01/25
No Opt. Call BBB+   1,246,888
27,535 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2015A, 0.375%, 7/01/35, (Mandatory
Put 7/12/24)
No Opt. Call AAA   26,615,882
9,620 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2017C-2, 2.800%, 7/01/57, (Mandatory
Put 2/03/26)
No Opt. Call AAA   9,430,101
17,810 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Variable Rate Demand Obligations, Series
1999-U1, 1.100%, 7/01/33, (Mandatory Put 2/11/25)
No Opt. Call AAA   17,092,613
28,090 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/01/24)
1/24 at 100.00 AA-   27,561,627
1,955 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 3.750%, 11/15/33
11/27 at 100.00 AAA   1,973,475
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.600%, 11/15/34
11/28 at 100.00 AAA   4,394,900
3,525 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1, 2.300%, 11/15/35
5/29 at 100.00 AAA   3,042,921

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 4,350 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-1, 1.950%, 11/15/35
11/29 at 100.00 AAA   $ 3,364,290
1,190 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-2, 2.200%, 11/15/34, (AMT)
11/29 at 100.00 AAA   973,765
4,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021A-1, 1.700%, 5/15/34
5/30 at 100.00 AAA   3,172,200
3,900 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.000%, 11/15/36
11/30 at 100.00 AAA   2,973,594
12,115 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.000%, 11/15/36
11/30 at 100.00 AAA   9,664,014
1,500 Connecticut State, General Obligation Bonds, Series 2022E, 5.000%,
11/15/26
No Opt. Call AA-   1,600,005
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 2022B:
6,085 5.000%, 7/01/25 No Opt. Call AA   6,313,309
3,210 5.000%, 7/01/26 No Opt. Call AA   3,397,785
West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,000 5.000%, 8/01/23 - AGM Insured 7/23 at 100.00 AA   2,002,280
1,000 5.000%, 8/01/25 - AGM Insured 7/23 at 100.00 AA   1,001,210
Total Connecticut 132,492,524
Delaware - 0.8%
27,285 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%,
10/01/45, (Mandatory Put 10/01/25)
10/25 at 100.00 BBB-   24,912,296
9,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020B, 1.250%,
10/01/40, (Mandatory Put 10/01/25)
10/25 at 100.00 BBB-   8,217,360
14,130 Delaware Economic Development Authority, Gas Facilities Revenue
Bonds, Delmarva Power & Light Company Project, Refunding Series
2020, 1.050%, 1/01/31, (Mandatory Put 7/01/25)
No Opt. Call A   13,384,219
Total Delaware 46,513,875
District of Columbia - 1.9%
5,000 District of Columbia, General Obligation Bonds, Series 2023B, 5.000%,
6/01/26
No Opt. Call Aaa   5,297,200
2,405 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Forward Delivery Series 2022C, 5.000%, 12/01/26
No Opt. Call AAA   2,576,693
25,040 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Series 2019C, 5.000%, 10/01/25
No Opt. Call AAA   26,145,265
Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A:
10,830 5.000%, 10/01/23, (AMT) No Opt. Call AA-   10,858,808
8,875 5.000%, 10/01/24, (AMT) No Opt. Call AA-   9,010,876
7,320 5.000%, 10/01/25, (AMT) No Opt. Call AA-   7,524,448
8,200 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, 5.000%, 10/01/27, (AMT)
No Opt. Call AA-   8,679,536
Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2022A:
2,500 5.000%, 10/01/26, (AMT) No Opt. Call Aa3   2,609,175
2,700 5.000%, 10/01/27, (AMT) No Opt. Call Aa3   2,857,896
8,000 5.000%, 10/01/28, (AMT) No Opt. Call Aa3   8,598,720

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A:
$ 9,000 5.000%, 10/01/31, (AMT) (WI/DD) No Opt. Call AA-   $ 9,986,220
9,000 5.000%, 10/01/32, (AMT) (WI/DD) No Opt. Call AA-   10,075,500
6,540 5.000%, 10/01/33, (AMT) (WI/DD) 10/32 at 100.00 AA-   7,308,319
Total District of Columbia 111,528,656
Florida - 3.8%
Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
2,395 5.000%, 10/01/26, (AMT) 10/25 at 100.00 A+   2,448,816
4,185 5.000%, 10/01/27, (AMT) 10/25 at 100.00 A+   4,289,583
1,040 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/23, (AMT)
No Opt. Call A+   1,042,538
11,225 Citizens Property Insurance Corporation, Florida, Coastal Account
Senior Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 AA   11,440,183
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
18,680 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 7/23 at 101.00 N/R   18,615,928
26,750 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 7/23 at 102.00 N/R   25,815,355
24,930 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 7/23 at 102.00 N/R   23,937,786
9,900 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
7/23 at 101.00 N/R   9,744,075
23,660 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
7/23 at 103.00 N/R   24,066,006
1,595 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 3.750%, 7/01/33
1/28 at 100.00 Aaa   1,567,375
6,925 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 2.800%, 7/01/34
7/28 at 100.00 Aaa   6,616,214
2,310 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 1.800%, 7/01/36
1/30 at 100.00 Aaa   1,755,923
2,825 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 1.800%, 7/01/36
7/30 at 100.00 Aaa   2,183,668
Florida State Board of Education, Public Education Capital Outlay
Bonds, Refunding Series 2015C:
5,000 4.000%, 6/01/32 6/24 at 100.00 AAA   5,039,850
5,910 4.000%, 6/01/34 6/24 at 100.00 AAA   5,953,852
12,770 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 5.000%, 10/01/27, (AMT)
No Opt. Call AA-   13,527,133
3,080 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 5.000%, 10/01/26, (AMT)
No Opt. Call Aa3   3,214,504
10,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44,
(Pre-refunded 10/01/24), (AMT)
10/24 at 100.00 AA-  (4) 10,175,000
2,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Forward
Delivery Series 2022A, 5.000%, 10/01/25
No Opt. Call AA   2,081,660
Manatee County School District, Florida, Sales Tax Revenue Bonds,
Series 2017:
2,800 5.000%, 10/01/25 - AGM Insured No Opt. Call AA   2,915,556
2,340 5.000%, 10/01/26 - AGM Insured No Opt. Call AA   2,482,670
2,060 5.000%, 10/01/27 - AGM Insured 4/27 at 100.00 AA   2,204,447

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,080 5.000%, 10/01/28 - AGM Insured 4/27 at 100.00 AA   $ 3,300,004
2,600 5.000%, 10/01/29 - AGM Insured 4/27 at 100.00 AA   2,799,862
4,060 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Refunding Series 2014B, 5.000%, 7/01/23
No Opt. Call A   4,060,000
3,000 Miami-Dade County Industrial Development Authority, Florida, Solid
Waste Revenue Bonds, Waste Management Inc. of Florida Project,
Series 2008, 0.400%, 8/01/23, (AMT)
No Opt. Call A-   2,990,160
5,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/36, (AMT)
10/24 at 100.00 A1   5,021,100
2,500 Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds,
Waste Management Inc., Series 2004A, 0.550%, 7/01/39, (Mandatory
Put 7/01/24)
No Opt. Call A-   2,417,175
Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent
Contract Payments, Refunding Senior Series 2017A:
2,170 5.000%, 11/01/29 - AGM Insured 11/27 at 100.00 AA   2,341,235
9,215 5.000%, 11/01/30 - AGM Insured 11/27 at 100.00 AA   9,908,060
2,250 Palm Beach County School Board, Florida, Certificates of Participation,
Series 2022B, 5.000%, 8/01/24
No Opt. Call Aa3   2,294,932
2,485 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Entrance Fee 2021B-2, 1.450%, 1/01/27
No Opt. Call BBB   2,204,270
South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017:
1,840 5.000%, 8/15/23 No Opt. Call AA-   1,843,330
2,215 5.000%, 8/15/24 No Opt. Call AA-   2,256,465
5,500 5.000%, 8/15/25 No Opt. Call AA-   5,670,390
280 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)
7/23 at 100.00 N/R   256,259
305 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)
7/23 at 100.00 N/R   3
Total Florida 228,481,367
Georgia - 1.9%
115 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%,
1/01/29
1/24 at 100.00 AA-   115,894
5,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2022D, 5.000%, 7/01/26,
(AMT)
No Opt. Call Aa3   5,197,950
8,440 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%,
7/01/54, (Mandatory Put 7/01/29)
1/29 at 100.00 AA-   9,141,111
2,885 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2020A, 2.750%, 12/01/35
6/29 at 100.00 AAA   2,511,017
2,750 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2021A, 2.250%, 12/01/36
12/30 at 100.00 AAA   2,199,533
24,620 Georgia State, General Obligation Bonds, Refunding Series 2022C,
4.000%, 7/01/24
No Opt. Call AAA   24,856,844
5,000 Georgia State, General Obligation Bonds, Refunding Series 2023C,
5.000%, 1/01/33 (WI/DD)
No Opt. Call AAA   6,021,300
5,055 Georgia State, General Obligation Bonds, Series 2017A, 5.000%,
2/01/32
2/27 at 100.00 AAA   5,440,747

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 6,070 Georgia State, General Obligation Bonds, Tranche 2 Series 2016A,
5.000%, 2/01/28
2/26 at 100.00 AAA   $ 6,398,326
12,390 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2   12,427,170
10,060 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 A3   9,877,713
7,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 A3   7,740,825
18,900 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   18,274,788
2,445 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2023C, 5.000%, 9/01/53, (Mandatory Put 9/01/30)
6/30 at 100.15 Aa1   2,568,424
1,035 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, Series
2009-2, 3.875%, 10/01/48, (Mandatory Put 3/06/26)
No Opt. Call BBB+   1,035,983
Total Georgia 113,807,625
Guam - 0.1%
Guam Power Authority, Revenue Bonds, Refunding Series 2022A:
3,125 5.000%, 10/01/23 No Opt. Call BBB   3,130,969
2,365 5.000%, 10/01/24 No Opt. Call BBB   2,391,488
Total Guam 5,522,457
Hawaii - 0.6%
2,500 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2019, 3.200%, 7/01/39
7/29 at 100.00 A-   2,110,300
17,130 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Series 2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call A-   16,568,821
10,220 Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose
Revenue Bonds, Department of Budget and Finance of the State of
Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call A-   10,073,547
5,865 Honolulu City and County, Hawaii, General Obligation Bonds,
Refunding Series 2017D, 5.000%, 9/01/30
9/27 at 100.00 AA+   6,367,924
2,205 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Refunding Senior Series 2015B, 5.000%,
7/01/26
7/25 at 100.00 Aa2   2,286,872
Total Hawaii 37,407,464
Idaho - 0.6%
Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A:
6,020 5.000%, 3/01/26 No Opt. Call A   6,236,359
4,320 5.000%, 3/01/27 No Opt. Call A   4,535,007
4,815 5.000%, 3/01/29 9/28 at 100.00 A   5,152,435
4,880 5.000%, 3/01/31 9/28 at 100.00 A   5,231,018
12,935 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call BBB-   12,796,337
Total Idaho 33,951,156
Illinois - 6.5%
Adams County School District 172, Quincy, Illinois, General Obligation
Bonds, Series 2016:
1,290 5.000%, 2/01/25 - AGM Insured No Opt. Call AA   1,324,546

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,455 5.000%, 2/01/27 - AGM Insured 2/26 at 100.00 AA   $ 1,516,241
Chanpaign County Community Unit School District 4, Illinois, General
Obligation Bonds, School Building Series 2020A:
550 0.000%, 1/01/26 No Opt. Call AA   501,408
780 0.000%, 1/01/27 No Opt. Call AA   687,133
585 0.000%, 1/01/28 No Opt. Call AA   498,607
19,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30,
144A
12/27 at 100.00 BB+   21,412,545
3,300 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB+   3,380,751
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A:
1,065 0.000%, 12/01/25 No Opt. Call BB+   963,378
1,455 0.000%, 12/01/26 No Opt. Call BB+   1,263,900
13,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2015A., 5.000%, 1/01/32
1/25 at 100.00 A   13,206,570
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022C:
2,000 5.000%, 1/01/24 No Opt. Call A+   2,010,880
1,250 5.000%, 1/01/25 No Opt. Call A+   1,272,175
2,475 5.000%, 1/01/26 No Opt. Call A+   2,542,444
2,510 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.000%, 1/01/34
1/32 at 100.00 BBB+   2,745,840
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
7,725 5.000%, 1/01/24 No Opt. Call BBB+   7,768,492
4,360 5.000%, 1/01/25 No Opt. Call BBB+   4,446,415
1,970 5.000%, 1/01/26 No Opt. Call BBB+   2,039,186
2,100 Cook County, Illinois, General Obligation Bonds, Refunding Series
2021B, 4.000%, 11/15/24
No Opt. Call AA-   2,116,527
Cook County, Illinois, General Obligation Bonds, Refunding Series
2022A:
10,000 5.000%, 11/15/24 No Opt. Call AA-   10,210,500
5,020 5.000%, 11/15/25 No Opt. Call AA-   5,205,338
DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds, Limited Tax Capital Appreciation School Series 2018:
20 0.000%, 12/15/26, (ETM) No Opt. Call N/R  (4) 18,034
980 0.000%, 12/15/26 No Opt. Call N/R   858,431
1,050 0.000%, 12/15/27 No Opt. Call Aa1   890,347
8,080 Grundy, Kendall, and Will Counties Community Consolidated School
District 201, Minooka, Illinois, General Obligation Bonds, Refunding
School Series 2019, 3.000%, 10/15/27
10/26 at 100.00 AA-   8,077,738
20,800 Illinois Development Finance Authority, Revenue Bonds, St Vincent de
Paul Center Project, Series 2000A, 2.450%, 11/15/39, (Mandatory Put
3/03/26)
No Opt. Call AA+   20,235,488
11,300 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project, Series
2012, 1.250%, 11/01/38, (Mandatory Put 11/01/26)
No Opt. Call A   10,416,340
3,270 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1, 4.000%, 11/01/30
No Opt. Call AA   3,300,346
Illinois Finance Authority, Revenue Bonds, Centegra Health System,
Series 2014A:
620 5.000%, 9/01/23, (ETM) No Opt. Call N/R  (4) 621,618
2,240 5.000%, 9/01/24, (ETM) No Opt. Call N/R  (4) 2,286,726

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 865 5.000%, 9/01/25, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) $ 883,044
11,800 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2020B-2, 5.000%, 5/15/50, (Mandatory Put 11/15/26)
5/26 at 100.00 A+   12,232,234
1,025 Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C, 5.000%, 3/01/25
No Opt. Call AA-   1,048,103
Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital,
Series 2016A:
1,075 5.000%, 8/15/24, (ETM) No Opt. Call N/R  (4) 1,094,748
2,000 5.000%, 8/15/25, (ETM) No Opt. Call N/R  (4) 2,071,640
3,000 5.000%, 8/15/26, (ETM) No Opt. Call N/R  (4) 3,168,600
1,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, 5.000%, 8/15/52, (Mandatory Put 8/15/27)
5/27 at 100.00 AA-   1,063,410
7,080 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 AA-   7,277,249
4,900 Illinois Finance Authority, Water Facilities Revenue Bonds, American
Water Capital Corporation Project, Refunding Series 2020, 0.700%,
5/01/40, (Mandatory Put 9/01/23)
No Opt. Call A   4,875,255
17,530 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, 835 Wilson, Series 2022, 3.375%, 6/01/25, (Mandatory Put
6/01/24)
6/24 at 100.00 Aaa   17,425,696
10,135 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 1.950%, 10/01/36
4/30 at 100.00 Aaa   7,837,801
2,655 Illinois Municipal Electric Agency, Power Supply System Revenue
Bonds, Refunding Series 2015A, 5.000%, 2/01/25
No Opt. Call AA-   2,726,101
5,000 Illinois State, General Obligation Bonds, December Series 2017A,
5.000%, 12/01/24
No Opt. Call A-   5,095,350
5,465 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/28
6/26 at 100.00 A-   5,690,978
1,455 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call A-   1,494,634
Illinois State, General Obligation Bonds, November Series 2017D:
29,710 5.000%, 11/01/23 No Opt. Call A-   29,834,485
4,220 5.000%, 11/01/24 No Opt. Call A-   4,294,989
1,355 5.000%, 11/01/25 No Opt. Call A-   1,399,254
7,410 3.250%, 11/01/26 No Opt. Call A-   7,235,569
9,720 5.000%, 11/01/26 No Opt. Call A-   10,200,265
20,190 5.000%, 11/01/27 No Opt. Call A-   21,539,500
5,995 5.000%, 11/01/28 11/27 at 100.00 A-   6,383,776
5,000 Illinois State, General Obligation Bonds, November Series 2019B,
5.000%, 11/01/30
11/29 at 100.00 A-   5,495,000
10,610 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/28
2/27 at 100.00 A-   11,165,115
3,755 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/25
No Opt. Call A-   3,840,239
360 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 12/01/32
1/26 at 100.00 AA-   374,713
11,970 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014D, 5.000%, 1/01/24
No Opt. Call AA-   12,071,745
6,000 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call A-   6,295,440

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Joliet, Illinois, Waterworks and Sewer Revenue Bonds, Senior Lien
Anticipation Notes Series 2022:
$ 5,000 5.000%, 1/01/24 No Opt. Call N/R   $ 5,022,400
5,000 5.000%, 1/01/25 No Opt. Call N/R   5,088,000
LaSalle and Bureau Counties High School District 120 LaSalle-Peru,
Illinois, General Obligation Bonds, School Building Series 2017:
1,085 5.000%, 12/01/23 - BAM Insured No Opt. Call AA   1,091,662
1,235 5.000%, 12/01/26 - BAM Insured No Opt. Call AA   1,300,134
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B:
775 5.000%, 12/15/25 No Opt. Call A   795,855
1,925 5.000%, 12/15/26 No Opt. Call A   1,997,342
360 5.000%, 12/15/27 No Opt. Call A   378,079
1,945 5.000%, 12/15/28 12/27 at 100.00 A   2,038,341
650 5.000%, 12/15/30 12/27 at 100.00 A   682,370
319 Montgomery, Illinois, Lakewood Creek Project Special Assessment
Bonds, Series 2018, 2.850%, 3/01/24 - BAM Insured
No Opt. Call AA   316,990
North Barrington, Lake County, Illinois, Special Tax Bonds, Special
Service Area 19, Refunding Series 2019:
1,000 4.000%, 2/01/33 - BAM Insured 2/28 at 100.00 AA   1,041,360
1,000 4.000%, 2/01/36 - BAM Insured 2/28 at 100.00 AA   1,014,210
1,895 4.000%, 2/01/40 - BAM Insured 2/28 at 100.00 AA   1,880,768
2,010 4.000%, 2/01/44 - BAM Insured 2/28 at 100.00 AA   2,001,478
Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021:
325 5.000%, 10/01/25 - BAM Insured No Opt. Call AA   334,925
250 5.000%, 10/01/26 - BAM Insured No Opt. Call AA   260,528
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement
Revenue Bonds, Series 2017:
2,680 5.000%, 6/01/24 No Opt. Call A   2,716,689
6,245 5.000%, 6/01/25 No Opt. Call A   6,429,228
Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove
Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,133 3.200%, 3/01/24 - BAM Insured No Opt. Call AA   1,126,972
1,000 3.300%, 3/01/25 - BAM Insured No Opt. Call AA   998,940
1,258 3.450%, 3/01/26 - BAM Insured No Opt. Call AA   1,263,523
1,218 3.600%, 3/01/28 - BAM Insured 3/27 at 100.00 AA   1,236,818
8,240 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Second Lien Series 2020A, 5.000%, 1/01/28
No Opt. Call AA-   8,872,832
6,020 Sales Tax Securitization Corporation, Illinois, Second Lien Sales Tax
Securitization Bonds, Refunding Series 2023A, 5.000%, 1/01/24
No Opt. Call AA-   6,065,270
Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Hospital Sisters Services, Inc. Obligated Group, Series 2017A:
2,725 5.000%, 2/15/26 No Opt. Call A+   2,812,091
3,655 5.000%, 2/15/27 No Opt. Call A+   3,821,631
Total Illinois 386,521,313
Indiana - 3.7%
14,235 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series
2020A, 0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call A2   12,779,044
4,500 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series
2021B, 0.650%, 8/01/25
No Opt. Call A2   4,118,490

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 32,500 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, Fulcrum CenterPoint, LLC Project, Series 2022, 4.500%,
12/15/46, (AMT), (Mandatory Put 11/15/23)
7/23 at 100.00 Aaa   $ 32,437,600
Indiana Finance Authority, Environmental Improvement Revenue
Bonds, Southern Indiana Gas & Electric Company, Refunding Series
2013A:
8,885 4.000%, 3/01/38, (AMT), (Mandatory Put 8/01/28) 5/28 at 100.00 A   8,801,925
21,115 4.000%, 5/01/43, (AMT), (Mandatory Put 8/01/28) 5/28 at 100.00 N/R   20,756,679
1,100 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Refunding Series
2021A, 4.125%, 12/01/26
No Opt. Call BB-   1,088,769
Indiana Finance Authority, Environmental Revenue Bonds, Duke Energy
Indiana, Inc. Project, Refunding Series 2009A-1:
5,750 3.750%, 3/01/31, (AMT), (Mandatory Put 6/01/27) No Opt. Call A2   5,770,010
7,430 4.500%, 5/01/35, (AMT), (Mandatory Put 6/01/32) 6/27 at 100.00 A2   7,461,206
5,890 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-1, 5.000%,
10/01/62, (Mandatory Put 7/01/28) (WI/DD)
7/27 at 101.76 AA   6,409,203
13,600 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Long Term Rate Series 2019B, 2.250%,
12/01/58, (Mandatory Put 7/01/25)
1/25 at 100.00 AA   13,214,712
8,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding Series 2011M, 0.700%,
12/01/46, (Mandatory Put 1/01/26)
6/25 at 100.00 AA   7,298,560
145 Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital
Project, Series 2014A, 5.000%, 10/01/23, (ETM)
No Opt. Call N/R  (4) 145,587
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Forward Delivery Series 2022A:
1,500 5.000%, 10/01/26 No Opt. Call AA   1,593,840
1,635 5.000%, 10/01/27 No Opt. Call AA   1,774,907
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2015A:
1,250 5.000%, 10/01/26 10/24 at 100.00 AA   1,277,688
850 5.000%, 10/01/27 10/24 at 100.00 AA   869,448
3,520 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020B-1, 1.950%, 7/01/35
7/29 at 100.00 Aaa   2,692,624
1,250 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.900%, 7/01/36
7/30 at 100.00 Aaa   941,513
2,590 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 1.900%, 7/01/36
7/30 at 100.00 Aaa   1,950,814
4,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2014D, 5.000%,
1/01/29, (AMT)
1/24 at 100.00 A1   4,015,640
8,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/24 - NPFG Insured
No Opt. Call AA   8,164,240
10,805 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25
No Opt. Call AA   11,217,967
Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A:
740 5.000%, 10/01/23 No Opt. Call A+   742,967
465 5.000%, 10/01/24 No Opt. Call A+   475,472
545 5.000%, 10/01/25 10/24 at 100.00 A+   557,404
830 5.000%, 10/01/26 10/24 at 100.00 A+   848,692

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 10,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2016A, 5.000%, 10/01/23
No Opt. Call A+   $ 10,040,100
5,605 Mount Vernon, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company Project, Refunding Series
2015, 0.875%, 9/01/55, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A1   5,579,553
3,000 Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating
Company Project, Refunding Series 1995A, 3.125%, 7/01/25
No Opt. Call A-   2,935,080
12,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company Project, Series 2008D, 0.750%, 4/01/25
No Opt. Call A   11,152,920
13,020 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company, Series 2002A, 2.750%, 6/01/25
No Opt. Call A-   12,745,799
1,595 Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014, 4.000%, 2/01/24
No Opt. Call A   1,599,418
3,685 Warrick County, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company, Series 2015, 0.875%,
9/01/55, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A1   3,668,270
10,555 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds,
BP Products North America Inc. Project, Refunding Series 2019A,
5.000%, 12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call A2   10,871,756
5,625 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call A2   5,741,100
Total Indiana 221,738,997
Iowa - 0.3%
5,900 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
4.000%, 12/01/50, (Mandatory Put 12/01/32)
12/29 at 103.00 BBB-   5,817,872
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Green Series 2021A, 1.850%,
7/01/35
7/30 at 100.00 AAA   2,355,990
2,220 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.450%, 7/01/34
1/29 at 100.00 AAA   1,937,527
2,620 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 2.500%, 1/01/35
7/29 at 100.00 AAA   2,299,338
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.000%, 7/01/36
7/30 at 100.00 AAA   2,365,920
1,955 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.000%, 7/01/36
1/31 at 100.00 AAA   1,541,792
Total Iowa 16,318,439
Kansas - 0.8%
9,610 Bel Aire, Kansas, General Obligation Bonds, Temporary Notes Series
2021B, 0.375%, 12/01/24
12/23 at 100.00 N/R   9,022,733
5,000 Burlington, Kansas, Environmental Improvement Revenue Bonds,
Kansas City Power and Light Company Project, Refunding Series
1993B, 2.950%, 12/01/23
7/23 at 101.00 A+   4,982,850
5,000 City of Leawood. Kansas, General Obligation Temporary Notes, Series
2022-1, 3.000%, 9/01/23
No Opt. Call N/R   4,994,850
10,345 Kansas Development Finance Authority, Hospital Revenue Bonds,
Advent Health Obligated Group, Series 2021B, 5.000%, 11/15/54,
(Mandatory Put 11/15/31)
No Opt. Call AA   11,645,780

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
$ 20,200 Olathe, Kansas, General Obligation Bonds, Temporary Notes Series
2022A, 5.000%, 8/01/23
No Opt. Call N/R   $ 20,224,442
Total Kansas 50,870,655
Kentucky - 2.2%
7,750 Boone County, Kentucky, Collateralized Pollution Control Revenue
Bonds, Duke Energy Kentucky, Refunding Series 2008A, 3.700%,
8/01/27
6/27 at 100.00 BBB+   7,621,660
6,050 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34,
(AMT), (Mandatory Put 9/01/26)
No Opt. Call A1   5,533,209
30,000 Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky
Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42,
(Mandatory Put 9/01/26)
No Opt. Call A1   27,237,300
Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A:
6,000 5.000%, 6/01/24 No Opt. Call Baa2   6,066,600
4,200 5.000%, 6/01/25 No Opt. Call Baa2   4,278,750
3,350 Louisville and Jefferson County Metropolitan Government Board of
Water Works, Kentucky, Water System Revenue Bonds, Refunding
Series 2022, 5.000%, 11/15/25
No Opt. Call AAA   3,511,771
4,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2001A, 0.900%, 9/01/26
No Opt. Call A1   3,631,840
8,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call A1   7,064,800
18,090 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2005A, 1.750%, 2/01/35, (Mandatory Put
7/01/26)
No Opt. Call A1   17,097,040
3,565 Oldham County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Refunding Second Series 2016, 4.000%,
9/01/27
No Opt. Call A1   3,655,337
2,545 Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2020, 0.700%,
6/01/40, (Mandatory Put 9/01/23)
No Opt. Call A   2,532,148
9,045 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2   9,045,362
3,155 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 A1   3,120,611
3,250 Rural Water Financing Agency, Kentucky, Construction Notes, USDA
Public Projects Series 2023A, 3.900%, 11/01/25
11/23 at 100.00 N/R   3,247,595
3,075 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2001A, 0.625%, 9/01/26
No Opt. Call A1   2,754,985
10,200 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27,
(AMT)
No Opt. Call A1   9,137,058
21,345 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44,
(AMT), (Mandatory Put 9/01/27)
No Opt. Call A1   17,985,510
Total Kentucky 133,521,576

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana - 3.4%
$ 20,575 Lake Charles Harbor and Terminal District, Louisiana, Revenue
Bonds, Big Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT),
(Mandatory Put 12/01/24)
No Opt. Call A3   $ 19,487,405
845 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D, 2.100%, 12/01/36
6/30 at 100.00 Aaa   678,087
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A:
1,825 5.000%, 10/01/23 No Opt. Call A   1,830,767
1,105 5.000%, 10/01/24 No Opt. Call A   1,123,133
3,000 4.000%, 10/01/25 No Opt. Call A   3,030,210
2,245 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Parish
Road Improvements Project, Series 2015, 5.000%, 8/01/24
No Opt. Call AA   2,286,735
19,420 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB   18,743,213
6,070 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2007A, 1.650%, 9/01/27, (Mandatory Put
12/01/23)
No Opt. Call A3   6,010,332
7,025 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2013A, 1.650%, 9/01/33, (Mandatory Put
12/01/23)
No Opt. Call A3   6,955,944
17,100 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory
Put 5/15/25)
11/24 at 102.04 A   17,458,587
29,815 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/25)
No Opt. Call A+   30,450,954
4,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-3. Term Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/28)
No Opt. Call A+   4,264,880
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015:
1,010 5.000%, 5/15/29 5/25 at 100.00 A   1,039,977
1,000 5.000%, 5/15/30 5/25 at 100.00 A   1,029,880
Louisiana Public Facilities Authority, Revenue Bonds, University of New
Orleans Research and Technology Foundation, Inc.- Student Housing
Project, Refunding Series 2014:
1,445 5.000%, 9/01/23 - AGM Insured, (ETM) No Opt. Call AA  (4) 1,448,540
1,565 5.000%, 9/01/24 - AGM Insured, (ETM) No Opt. Call AA  (4) 1,595,846
Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Second Lien Series 2017C:
2,655 5.000%, 5/01/29 11/27 at 100.00 AA-   2,885,295
3,040 5.000%, 5/01/30 11/27 at 100.00 AA-   3,302,717
3,070 5.000%, 5/01/31 11/27 at 100.00 AA-   3,332,239
4,950 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A, 5.000%, 12/01/25
No Opt. Call A+   5,157,752
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series
2015:
1,040 5.000%, 6/01/24 No Opt. Call A   1,056,006
675 5.000%, 6/01/26 6/25 at 100.00 A   697,943
2,780 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB-   3,001,983

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 3,665 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   $ 3,755,525
16,405 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   16,345,450
18,565 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call BBB-   18,212,079
20,810 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   19,663,369
10,010 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   9,507,198
Total Louisiana 204,352,046
Maine - 0.2%
610 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, Series 2021A, 5.000%, 7/01/24 - AGM Insured
No Opt. Call AA   620,217
2,955 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 1.850%, 11/15/36
5/30 at 100.00 AA+   2,259,363
1,165 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2020D, 2.300%, 11/15/35
5/29 at 100.00 AA+   964,469
3,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2021B, 2.050%, 11/15/36
5/30 at 100.00 AA+   2,302,440
2,030 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C, 1.900%, 11/15/36
11/30 at 100.00 AA+   1,501,713
2,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021D, 2.200%, 11/15/36
11/30 at 100.00 AA+   1,591,460
Total Maine 9,239,662
Maryland - 1.5%
7,205 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated General Improvement, Series 2019, 5.000%, 10/01/25
No Opt. Call AAA   7,526,199
10 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 3.250%, 1/01/31
1/26 at 100.00 A   9,417
Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017:
540 5.000%, 9/01/23 No Opt. Call B   539,395
2,000 5.000%, 9/01/26 No Opt. Call B   1,983,800
17,825 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Refunding Series 2017D, 5.000%,
2/15/27
No Opt. Call AAA   19,162,410
6,820 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 2.700%, 9/01/34
3/29 at 100.00 Aa1   6,140,251
4,250 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.300%, 9/01/35
3/29 at 100.00 Aa1   3,611,182
4,880 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 1.950%, 9/01/35
9/29 at 100.00 Aa1   3,759,308

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.800%, 9/01/36
3/30 at 100.00 Aa1   $ 8,970,480
Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B:
580 0.250%, 9/01/23 No Opt. Call Aa1   577,007
8,310 1.875%, 9/01/36 3/30 at 100.00 Aa1   6,309,285
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.200%, 9/01/36
9/30 at 100.00 Aa1   9,552,240
Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015:
250 5.000%, 7/01/23 No Opt. Call A   250,000
500 5.000%, 7/01/24 No Opt. Call A   505,160
545 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare Inc., Series 2021, 5.000%, 1/01/24
No Opt. Call Baa3   547,180
4,400 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/25, (AMT)
No Opt. Call A+   4,494,644
4,580 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2018A, 5.000%, 11/01/29
11/28 at 100.00 AAA   5,111,600
9,870 Washington Suburban Sanitary District, Montgomery and Prince
George's Counties, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2020, 5.000%,
6/01/25
No Opt. Call AAA   10,238,842
Total Maryland 89,288,400
Massachusetts - 1.2%
Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A:
625 5.000%, 7/01/23 No Opt. Call B-   625,000
735 5.000%, 7/01/24 No Opt. Call B-   732,133
795 5.000%, 7/01/25 7/24 at 100.00 B-   788,203
1,500 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25
No Opt. Call A   1,544,280
Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2:
2,780 5.000%, 7/01/29 7/28 at 100.00 A   2,992,837
2,750 5.000%, 7/01/30 7/28 at 100.00 A   2,958,615
2,515 5.000%, 7/01/31 7/28 at 100.00 A   2,706,341
2,100 5.000%, 7/01/32 7/28 at 100.00 A   2,258,025
Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G:
125 5.000%, 7/15/23, 144A No Opt. Call B+   125,024
130 5.000%, 7/15/24, 144A No Opt. Call B+   131,057
125 5.000%, 7/15/25, 144A No Opt. Call B+   124,914
160 5.000%, 7/15/26, 144A No Opt. Call B+   160,016
170 5.000%, 7/15/27, 144A No Opt. Call B+   170,187
175 5.000%, 7/15/28, 144A No Opt. Call B+   175,086
325 5.000%, 7/15/29, 144A No Opt. Call B+   324,470
220 5.000%, 7/15/30, 144A No Opt. Call B+   218,499
15,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2017S-4, 5.000%, 7/01/38,
(Mandatory Put 1/25/24)
No Opt. Call AA-   15,124,500

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 815 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A, 5.000%, 7/01/23
No Opt. Call BBB+   $ 815,000
2,230 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 AA+   2,056,350
2,135 Massachusetts Health and Educational Facilities Authority, Variable Rate
Demand Revenue Bonds, University of Massachusetts Issue, Series
2000A, 2.450%, 11/01/30, (Mandatory Put 4/01/26)
No Opt. Call Aa2   2,085,810
2,100 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-
1, 2.750%, 12/01/34
12/28 at 100.00 AA+   1,874,649
1,065 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-
3, 0.875%, 12/01/23
7/23 at 100.00 AA+   1,054,616
Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022A-2:
1,000 2.150%, 6/01/24 7/23 at 100.00 AA+   986,410
1,000 2.650%, 6/01/26 6/25 at 100.00 AA+   969,090
5,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022C-3, 4.000%, 6/01/26
6/25 at 100.00 AA+   5,065,600
1,400 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2023A-3, 3.050%, 12/01/27
12/26 at 100.00 AA+   1,385,258
4,570 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2021B-2, 0.800%, 12/01/25
6/24 at 100.00 AA+   4,184,338
5,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220, 1.950%, 12/01/35
6/30 at 100.00 AA+   3,861,750
1,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221, 2.000%, 12/01/36
6/30 at 100.00 AA+   781,480
2,725 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-222, 2.000%, 12/01/36
6/30 at 100.00 AA+   2,134,383
7,385 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223, 2.150%, 12/01/36
12/30 at 100.00 AA+   5,831,787
5,000 Plymouth, Massachusetts, General Obligation Bonds, Anticipation
Notes Series 2023, 5.000%, 6/28/24
No Opt. Call N/R   5,070,150
5,000 Quincy, Massachusetts, General Obligation Bonds, Bonds Anticipation
Note Series 2022, 3.750%, 9/15/23
No Opt. Call N/R   5,001,350
Total Massachusetts 74,317,208
Michigan - 1.6%
Michigan Finance Authority, Hospital Revenue Bonds, Beaumont-
Spectrum Consolidation, Fixed Refunding Series 2022A:
4,000 5.000%, 4/15/26 No Opt. Call AA   4,188,600
2,600 5.000%, 4/15/27 No Opt. Call AA   2,771,938
5,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Series 2019B, 5.000%, 11/15/44, (Mandatory
Put 11/16/26)
5/26 at 100.00 A2   5,196,800
Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest Series
2020A-CL-1:
2,200 5.000%, 6/01/25 No Opt. Call A   2,253,790
4,540 5.000%, 6/01/28 No Opt. Call A   4,831,695
6,750 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.550%, 10/01/33
10/27 at 100.00 AA+   6,620,333
4,385 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 0.550%, 4/01/25
7/23 at 100.00 AA+   4,110,368

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 2,500 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2022A, 3.300%, 4/01/26
7/23 at 100.00 AA+   $ 2,476,900
10,000 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2023A, 3.750%, 4/01/27
4/24 at 100.00 AA+   10,001,400
1,805 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.350%, 12/01/34
6/28 at 100.00 AA+   1,732,620
5,215 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2016A, 3.100%, 12/01/31
6/26 at 100.00 AA+   4,976,309
9,910 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.700%, 12/01/34
12/28 at 100.00 AA+   8,750,926
14,835 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.350%, 12/01/35
6/30 at 100.00 AA+   12,403,840
6,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 1.950%, 12/01/36
12/30 at 100.00 AA+   4,564,140
2,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2022A, 4.000%, 12/01/37
12/31 at 100.00 AA+   1,951,880
Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A:
45 5.000%, 11/15/24 No Opt. Call AA+   46,171
620 5.000%, 11/15/25 No Opt. Call AA+   649,214
7,730 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Variable Rate Series 2005,
0.875%, 4/01/35, (AMT), (Mandatory Put 10/08/26)
10/21 at 100.00 A-   6,833,707
7,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Collateralized Series
2023DT, 3.875%, 6/01/53, (AMT), (Mandatory Put 6/03/30)
3/30 at 100.00 Aa3   7,001,260
2,285 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine
Project, Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put
10/01/26)
No Opt. Call BB   2,274,580
1,205 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc.,
Series 2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A-   1,162,150
Total Michigan 94,798,621
Minnesota - 0.9%
17,000 Edina, Minnesota, General Obligation Bonds, Series 2022B, 2.000%,
2/01/25
2/24 at 100.00 AAA   16,609,850
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
1,830 5.000%, 1/01/24 No Opt. Call A+   1,845,903
90 5.000%, 1/01/25 1/24 at 100.00 A+   90,804
1,245 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020B, 2.400%, 1/01/35
7/29 at 100.00 AA+   1,035,516
2,235 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020E, 2.250%, 7/01/35
7/29 at 100.00 AA+   1,842,154
4,330 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020I, 1.875%, 7/01/35
1/30 at 100.00 AA+   3,500,502
5,595 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021D, 2.000%, 7/01/36
7/30 at 100.00 AA+   4,511,081
5,045 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021F, 2.000%, 7/01/36
1/31 at 100.00 AA+   3,891,965

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 8,415 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021H, 2.150%, 7/01/36
1/31 at 100.00 AA+   $ 7,263,660
3,285 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Social Series 2022A, 2.600%, 7/01/37
7/31 at 100.00 AA+   2,781,869
2,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 Aa1   1,999,440
6,820 Minnesota Public Facilities Authority, State Clean Water Revolving Fund
Revenue Bonds, Series 2016A, 5.000%, 3/01/31
3/26 at 100.00 AAA   7,180,096
4,315 Minnesota Rural Water Finance Authority, Public Projects Construction
Notes, Series 2022, 2.625%, 12/01/23
7/23 at 100.00 N/R   4,280,566
Total Minnesota 56,833,406
Mississippi - 0.9%
2,000 Jackson County, Mississippi, General Obligation Bonds, Water System
Variable Rate, Refunding Series 1994, 2.750%, 11/01/24, (Mandatory
Put 8/01/23)
8/23 at 100.00 Aa2   2,000,000
7,500 Lowndes County, Mississippi, Solid Waste Disposal and Pollution
Control Revenue Bonds, International Paper Company Project,
Refunding Series 2022, 2.650%, 4/01/37, (Mandatory Put 4/01/27)
4/27 at 100.00 BBB   7,166,400
6,865 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 A-   6,755,298
1,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2020A, 2.250%, 12/01/35
6/29 at 100.00 Aaa   822,110
615 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2021A, 1.800%, 12/01/35
6/30 at 100.00 Aaa   478,888
9,750 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-1, 5.000%,
9/01/44, (Mandatory Put 9/01/25)
3/25 at 100.00 BBB+   10,069,703
15,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-2, 3.150%,
9/01/36, (Mandatory Put 8/30/23)
No Opt. Call BBB+   14,980,350
3,680 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24
No Opt. Call BBB+   3,725,779
3,395 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
North Mississippi Health Services, Series 2020-II, 5.000%, 10/01/40,
(Mandatory Put 3/01/27)
12/26 at 100.00 AA   3,546,247
Mississippi State, Gaming Tax Revenue Bonds, Series 2019A:
250 5.000%, 10/15/23 No Opt. Call A+   251,032
205 5.000%, 10/15/24 No Opt. Call A+   209,170
1,500 5.000%, 10/15/26 No Opt. Call A+   1,569,795
Total Mississippi 51,574,772
Missouri - 1.1%
755 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017A, 4.000%, 11/01/23
No Opt. Call N/R   753,558
5,260 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A   4,973,225
11,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A   10,400,280

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 5,195 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C,
2.750%, 9/01/33
6/27 at 102.00 A   $ 4,865,949
10,065 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021B, 4.000%, 5/01/51,
(Mandatory Put 5/01/26)
No Opt. Call AA   10,235,501
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A:
1,165 5.000%, 6/01/25 No Opt. Call AA-   1,198,284
1,600 5.000%, 6/01/26 No Opt. Call AA-   1,673,696
1,320 5.000%, 6/01/27 No Opt. Call AA-   1,404,902
755 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2019C, 2.500%, 11/01/34
5/29 at 100.00 AA+   643,864
1,065 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021A, 1.950%, 11/01/36
5/30 at 100.00 AA+   760,825
1,890 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021B, 1.800%, 11/01/36
5/30 at 100.00 AA+   1,445,548
Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,420 5.000%, 1/01/25 No Opt. Call A   2,479,532
5,100 5.000%, 1/01/26 1/25 at 100.00 A   5,220,972
20,000 Missouri Public Utilities Commission, Interim Construction Notes, Series
2022, 0.750%, 8/01/23, (ETM)
7/23 at 100.00 N/R  (4) 19,943,200
855 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023B, 5.000%, 7/01/24,
(AMT)
No Opt. Call A2   865,482
Total Missouri 66,864,818
Montana - 0.7%
31,390 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project, Series
2016, 2.000%, 8/01/23, (ETM)
No Opt. Call A-  (4) 31,360,493
Gallatin County, Montana, General Obligation Bonds, Series 2023:
1,365 5.000%, 7/01/33 No Opt. Call AA+   1,621,729
1,300 5.000%, 7/01/35 7/33 at 100.00 AA+   1,525,485
Lewis and Clark County School District 9 East Helena, Montana, General
Obligation Bonds, School Building Series 2018:
1,000 5.000%, 7/01/27 No Opt. Call A+   1,076,910
1,055 5.000%, 7/01/28 No Opt. Call A+   1,156,649
1,335 5.000%, 7/01/29 7/28 at 100.00 A+   1,470,730
750 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021A-1, 1.850%, 12/01/36
6/30 at 100.00 AA+   599,520
500 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021B, 1.850%, 12/01/36
12/30 at 100.00 AA+   375,295
Total Montana 39,186,811
National - 0.0%
2,714 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36
No Opt. Call AA+   2,492,458
Total National 2,492,458

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska - 0.7%
$ 8,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/01/24)
10/23 at 100.43 A2   $ 8,033,440
4,545 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 A2   4,714,665
4,890 Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds,
Refunding Series 2019, 4.000%, 12/01/49, (Mandatory Put 8/01/25)
5/25 at 100.50 Aa1   4,892,103
815 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series 2020B,
5.000%, 11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 AA-   836,060
1,915 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D, 2.600%, 9/01/34
3/29 at 100.00 AA+   1,698,796
8,620 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.350%, 9/01/35
3/29 at 100.00 AAA   7,084,088
2,455 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.850%, 9/01/35
3/30 at 100.00 AAA   1,848,836
3,555 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.100%, 9/01/36
9/30 at 100.00 AAA   2,825,407
1,630 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 AA-   1,700,889
6,450 Washington County, Nebraska, Wastewater and Solid Waste Disposal
Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand
Series 2012, 0.900%, 9/01/30, (AMT), (Mandatory Put 9/01/25)
No Opt. Call A   6,100,023
Total Nebraska 39,734,307
Nevada - 1.3%
8,640 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2018B, 5.000%, 6/15/25
No Opt. Call AA-   8,933,414
1,000 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2020A, 3.000%, 6/15/24 - AGM Insured
No Opt. Call AA   997,450
Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien
Notes Series 2021B:
2,050 5.000%, 7/01/24, (AMT) No Opt. Call A1   2,073,144
6,380 5.000%, 7/01/27, (AMT) No Opt. Call A1   6,718,268
19,325 Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019D, 5.000%, 7/01/26
No Opt. Call Aa3   20,438,507
3,500 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017, 3.750%, 1/01/36,
(Mandatory Put 3/31/26)
3/26 at 100.00 A+   3,513,125
26,110 Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Series 2020A,
3.700%, 1/01/50, (AMT), (Mandatory Put 1/31/24)
7/23 at 100.00 N/R   26,008,171
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B:
840 5.000%, 7/01/23 No Opt. Call AA-   840,000
950 5.000%, 7/01/25 No Opt. Call AA-   980,628
2,275 Nevada Housing Division, Multi-Unit Housing Revenue Bonds,
Wood Creek Apartments Project, Series 2022, 5.000%, 12/01/25,
(Mandatory Put 12/01/24)
12/24 at 100.00 Aaa   2,305,439
Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A:
1,970 1.850%, 10/01/33 10/30 at 100.00 AA+   1,642,507
1,970 2.000%, 10/01/36 10/30 at 100.00 AA+   1,612,071

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 3,000 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021B, 2.200%, 10/01/36
10/30 at 100.00 AA+   $ 2,395,590
Total Nevada 78,458,314
New Hampshire - 0.4%
8,420 National Finance Authority, New Hampshire, Pollution Control Revenue
Bonds, New York State Electric & Gas Corporation Project, Refunding
Series 2022A, 4.000%, 12/01/28, (AMT)
No Opt. Call A-   8,409,054
13,115 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A,
2.800%, 10/01/33, (Mandatory Put 10/02/23)
No Opt. Call A   13,085,098
Total New Hampshire 21,494,152
New Jersey - 3.0%
10,299 Cherry Hill Township, Camden County, New Jersey, General Obligation
Bonds, Bond Anticipation Note Series 2022, 5.000%, 10/23/23
No Opt. Call N/R   10,341,834
Delran Township, New Jersey, General Obligation Bonds, Series 2019:
1,000 2.000%, 10/15/27 No Opt. Call AA   932,610
1,000 2.000%, 10/15/28 No Opt. Call AA   915,030
1,000 2.000%, 10/15/29 No Opt. Call AA   903,730
630 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call N/R  (4) 635,601
Gloucester Township, New Jersey, General Obligation Bonds, Series
2019:
3,640 2.000%, 2/01/26 - BAM Insured No Opt. Call AA   3,423,129
3,975 2.000%, 2/01/27 - BAM Insured No Opt. Call AA   3,681,208
1,310 Mahwah Township, Bergen County, New Jersey, General Improvement,
Water and Sewer Utility Bonds, Series 2023, 1.000%, 1/15/25
No Opt. Call AAA   1,259,041
400 Middlesex County Improvement Authority, New Jersey, County
Guaranteed Capital Equipment & Improvement Bonds, Series 2022,
5.000%, 9/15/25
No Opt. Call AAA   417,180
6,015 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3   5,828,234
10,545 New Jersey Economic Development Authority, Revenue Bonds,
Municipal Rehabilitation, Refunding Series 2019A, 5.250%, 4/01/25
No Opt. Call A-   10,815,901
7,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR, 5.000%, 6/15/26
(WI/DD)
No Opt. Call A2   7,149,450
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1:
3,835 5.500%, 9/01/23 - NPFG Insured No Opt. Call A2   3,846,735
2,995 5.500%, 9/01/27 - NPFG Insured No Opt. Call A2   3,258,620
6,135 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, 5.000%, 6/15/33, (Pre-refunded
12/15/28)
12/28 at 100.00 A2  (4) 6,855,985
300 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/24
No Opt. Call A2   304,470
1,300 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%,
9/15/29, (AMT)
7/23 at 101.00 BB-   1,303,705

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 9,180 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020E, 0.850%, 12/01/25, (AMT)
No Opt. Call A+   $ 8,293,212
2,600 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A,
5.000%, 7/01/29
7/26 at 100.00 AA-   2,711,852
New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2021B:
3,500 0.650%, 5/01/24 No Opt. Call AA-   3,418,450
6,335 0.750%, 11/01/24 No Opt. Call AA-   6,111,438
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2022I:
2,515 2.650%, 10/01/24 No Opt. Call AA   2,490,454
2,915 2.750%, 4/01/25 No Opt. Call AA   2,877,017
New Jersey State, General Obligation Bonds, Covid-19 Emergency
Series 2020A:
1,405 5.000%, 6/01/24 No Opt. Call A1   1,428,393
3,665 5.000%, 6/01/25 No Opt. Call A1   3,795,071
1,085 4.000%, 6/01/30 No Opt. Call A1   1,152,682
1,035 4.000%, 6/01/31 No Opt. Call A1   1,106,674
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A:
4,370 5.000%, 6/15/24 No Opt. Call A+   4,439,177
5,220 5.000%, 6/15/28 6/26 at 100.00 A+   5,466,279
3,070 5.000%, 6/15/29 6/26 at 100.00 A+   3,214,843
12,185 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 5.000%, 12/15/25
No Opt. Call A2   12,633,408
3,645 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/32
12/28 at 100.00 A2   3,955,445
Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021:
350 5.000%, 7/15/23 No Opt. Call A-   350,158
500 5.000%, 7/15/24 No Opt. Call A-   508,045
560 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Chambers Project, Refunding
Series 2014A, 5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call N/R  (4) 563,483
3,200 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Philadelphia Electric Company
Project Series 1993A, 4.450%, 3/01/25, (AMT)
No Opt. Call BBB   3,202,848
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A:
9,420 5.000%, 6/01/24 No Opt. Call A   9,528,518
8,215 5.000%, 6/01/26 No Opt. Call A   8,573,338
5,940 5.000%, 6/01/27 No Opt. Call A   6,285,233
9,650 5.000%, 6/01/29 6/28 at 100.00 A   10,356,766
2,385 4.000%, 6/01/37 6/28 at 100.00 A-   2,399,716
6,795 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.250%, 7/15/28
7/26 at 100.00 AA-   6,346,190
6,710 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/28
9/25 at 100.00 Aaa   6,698,861
Total New Jersey 179,780,014

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico - 1.0%
$ 13,620 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010A, 0.875%, 6/01/40, (Mandatory Put 10/01/26)
No Opt. Call BBB   $ 12,064,323
10,000 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010B, 3.000%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call BBB   9,896,200
New Mexico Finance Authority, State Transportation Revenue Bonds,
State Transportation Commission  Refunding Senior Lien, Series 2022A:
16,320 5.000%, 6/15/25 No Opt. Call AA+   16,927,430
11,845 5.000%, 6/15/26 No Opt. Call AA+   12,549,896
1,695 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34
1/29 at 100.00 Aaa   1,516,805
1,990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 1.950%, 7/01/36
7/30 at 100.00 Aaa   1,568,120
985 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 1.875%, 7/01/36
7/30 at 100.00 Aaa   777,116
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds,
Refunding Series 2015A:
1,625 5.000%, 6/15/24 No Opt. Call A+   1,647,701
1,690 5.000%, 6/15/25 No Opt. Call A+   1,746,429
1,760 5.000%, 6/15/26 6/25 at 100.00 A+   1,815,071
534 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 3.750%, 5/01/28, 144A
No Opt. Call N/R   505,239
Total New Mexico 61,014,330
New York - 8.0%
10,000 Chautauqua County Capital Resource Corporation, New York, Facilities
Revenue Bonds, NRG Energy Project Refunding Series 2020, 4.250%,
4/01/42, (Mandatory Put 4/03/28)
No Opt. Call BBB-   9,872,400
1,725 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A, 5.000%, 9/01/27
No Opt. Call BBB-   1,732,676
5,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48,
(Mandatory Put 11/01/28)
5/28 at 100.00 A-   4,594,700
500 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48,
(Mandatory Put 5/01/26)
11/25 at 100.00 A-   515,050
530 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Hospitals Center, Series 2014, 5.000%, 7/01/23
No Opt. Call A+   530,000
2,000 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/23, 144A
No Opt. Call BBB-   2,000,300
1,015 Dormitory Authority of the State of New York, Revenue Bonds,
Rochester Institute of Technology, Series 2020A.  Forward Delivery,
5.000%, 7/01/25
No Opt. Call A1   1,054,078
10,000 Grand Island, New York, General Obligation Bonds, Refunding Public
Improvement Series 2022, 4.000%, 10/06/23
No Opt. Call N/R   10,011,500
4,310 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Mandatory Tender Series 2020B, 0.850%, 9/01/50,
(Mandatory Put 9/01/25)
3/25 at 100.00 A   4,039,203
11,850 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A   11,030,454

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,020 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Refunding Green Series 2016B-2,
5.000%, 11/15/32
11/26 at 100.00 AA   $ 5,339,423
1,390 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2017B,
5.000%, 11/15/23
No Opt. Call A3   1,396,033
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2017C-1,
5.000%, 11/15/26
No Opt. Call A3   5,218,650
Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E:
1,500 5.000%, 11/15/30 No Opt. Call A3   1,643,505
2,250 5.000%, 11/15/32 11/30 at 100.00 A3   2,479,725
10,850 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015C-1, 5.250%, 11/15/29
11/25 at 100.00 A3   11,233,114
6,100 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Variable Rate Demand Obligations, Series 2005D-1,
3.720%, 11/01/35, (Mandatory Put 4/01/24) (SOFR*0.67% reference rate + 0.330% spread) (5)
1/24 at 100.00 A3   6,058,276
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated
Group Project, Series 2014B:
2,010 5.000%, 7/01/23 No Opt. Call A-   2,010,000
1,075 5.000%, 7/01/24 No Opt. Call A-   1,087,975
685 5.000%, 7/01/25 7/24 at 100.00 A-   693,891
1,065 5.000%, 7/01/26 7/24 at 100.00 A-   1,079,857
1,500 5.000%, 7/01/27 7/24 at 100.00 A-   1,522,365
10,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Green Series 2023A-2, 3.700%,
5/01/63, (Mandatory Put 12/30/27)
12/25 at 100.00 AA+   10,003,900
10,200 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Bond 2021K-2, 0.900%, 11/01/60, (Mandatory Put 1/01/26)
10/24 at 100.00 AA+   9,346,464
5,760 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Green Series 2020D-1B, 2.000%, 11/01/35
5/28 at 100.00 AA+   4,440,730
2,705 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Green Series 2020D-2, 0.700%, 5/01/60, (Mandatory Put 11/01/24)
7/23 at 100.00 AA+   2,569,344
New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series
2019A-3A:
3,470 3.450%, 11/01/34 2/27 at 100.00 AA+   3,372,840
10,140 1.125%, 5/01/60, (Mandatory Put 11/01/24) 7/23 at 100.00 AA+   9,748,697
3,010 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Series 2019G-1B, 2.550%, 11/01/34
5/27 at 100.00 AA+   2,614,245
1,080 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, The Churchill School and Center for Learning
Disabilities Inc., Short Term Auction Rate Series 1999, 2.250%,
10/01/29 - AGM Insured
No Opt. Call AA   1,004,432
1,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium
Project, Refunding Series 2021A, 5.000%, 1/01/24 - AGM Insured
No Opt. Call AA   1,008,010

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 8,845 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries A, 5.000%,
11/01/28
No Opt. Call AAA   $ 9,818,569
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023B-1:
7,525 5.000%, 11/01/24 No Opt. Call AAA   7,718,016
2,100 5.000%, 11/01/25 No Opt. Call AAA   2,194,668
4,340 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
A-1, 5.000%, 8/01/33
8/26 at 100.00 AA   4,575,836
27,500 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
C-1, 5.000%, 8/01/27
No Opt. Call AA   29,762,425
10,000 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
B-1, 5.000%, 8/01/25
No Opt. Call AA   10,384,500
3,125 New York City, New York, General Obligation Bonds, Fiscal 2023 Series
1, 5.000%, 8/01/26
No Opt. Call AA   3,317,406
3,750 New York City, New York, General Obligation Bonds, Fiscal 2023 Series
C, 5.000%, 8/01/25
No Opt. Call AA   3,894,187
4,000 New York City, New York, General Obligation Bonds, Fiscal 2023 Series
D, 5.000%, 8/01/25
No Opt. Call AA   4,153,800
5,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation,
Series 2004A, 2.875%, 5/15/32, (Mandatory Put 7/01/25)
No Opt. Call A   4,950,750
45,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation,
Series 2004B, 3.000%, 5/15/32, (AMT), (Mandatory Put 7/01/25)
No Opt. Call A   44,663,850
6,890 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J,
0.750%, 5/01/25
7/23 at 100.00 Aa2   6,429,955
14,650 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2,
0.750%, 11/01/25
7/23 at 100.00 Aa2   13,477,268
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2021J-2:
5,940 1.000%, 11/01/61, (Mandatory Put 11/01/26) 9/23 at 100.00 Aa2   5,391,025
5,000 1.100%, 11/01/61, (Mandatory Put 5/01/27) 6/24 at 100.00 Aa2   4,431,150
10,055 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Green Series 2022A-2, 2.500%, 11/01/60, (Mandatory Put
5/01/27)
3/24 at 100.00 Aa2   9,589,051
8,065 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.500%, 11/01/34
5/28 at 100.00 Aa2   7,825,308
4,185 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.100%, 11/01/35
5/29 at 100.00 Aa2   3,317,533
6,670 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Sustainability Series 2023C-2, 3.800%, 11/01/62, (Mandatory
Put 5/01/29)
8/25 at 100.00 Aa2   6,678,804
9,485 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 2.650%, 10/01/34
10/28 at 100.00 Aa1   8,260,012
2,415 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.000%, 10/01/35
10/29 at 100.00 Aa1   1,866,747
3,460 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.100%, 10/01/35
10/29 at 100.00 Aa1   2,778,380

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 231:
$ 3,425 2.000%, 10/01/33 4/30 at 100.00 Aa1   $ 2,859,807
9,990 2.200%, 10/01/36 4/30 at 100.00 Aa1   7,674,917
4,640 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.200%, 10/01/36
10/30 at 100.00 Aa1   3,584,400
16,400 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 242, 2.950%, 10/01/37
4/31 at 100.00 Aa1   13,930,488
6,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
7/23 at 100.00 B   6,010,140
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2022:
5,000 5.000%, 12/01/27, (AMT) No Opt. Call Baa1   5,239,400
2,000 5.000%, 12/01/28, (AMT) No Opt. Call Baa1   2,117,580
2,000 5.000%, 12/01/29, (AMT) No Opt. Call Baa1   2,135,760
3,015 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call Baa3   3,011,231
Oyster Bay, Nassau County, New York, General Obligation Bonds,
Refunding Public Improvement Series 2022:
1,000 5.000%, 8/01/25 - AGM Insured No Opt. Call AA   1,040,080
1,060 5.000%, 8/01/26 - AGM Insured No Opt. Call AA   1,126,547
1,000 5.000%, 8/01/27 - AGM Insured No Opt. Call AA   1,086,680
4,000 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Second Series 2017, 5.000%, 10/15/33, (AMT)
4/27 at 100.00 AA-   4,191,680
5,000 Rye City School District, Westchester County, New York, General
Obligation Bonds, Series 2023, 5.000%, 6/28/24
No Opt. Call N/R   5,072,600
10,475 Saratoga County, New York, General Obligation Bonds, Anticipation
Notes Series 2022, 4.000%, 9/22/23
No Opt. Call N/R   10,476,640
Suffolk County Economic Development Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated
Group Project, Series 2014:
520 5.000%, 7/01/25 7/24 at 100.00 A-   526,750
500 5.000%, 7/01/27 7/24 at 100.00 A-   507,455
Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2:
1,170 5.000%, 6/01/24 No Opt. Call A   1,185,456
2,370 5.000%, 6/01/25 No Opt. Call A   2,436,170
2,220 5.000%, 6/01/26 No Opt. Call A   2,315,016
2,200 5.000%, 6/01/28 No Opt. Call A   2,355,672
2,450 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Variable Rate Demand Obligation Series 2005B-3
& 2005B-4, 3.764%, 1/01/32, (Mandatory Put 2/01/24) (SOFR*0.67%
reference rate + 0.380% spread) (5)
11/23 at 100.00 AA-   2,436,035
Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Refunding Series 2023A:
5,000 5.000%, 11/15/25 No Opt. Call AA-   5,232,100
15,000 5.000%, 11/15/26 No Opt. Call AA-   16,024,800
23,125 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022A, 5.000%, 8/15/24
No Opt. Call N/R   23,555,588

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 18,100 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2022E-1, 5.000%, 11/15/27
8/27 at 100.00 AA+   $ 19,678,320
1,925 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series A, 5.000%, 6/01/26
No Opt. Call A   1,993,241
5,325 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv, Series 2021SD, 2.875%, 7/01/26, 144A
No Opt. Call N/R   5,081,328
2,510 Yonkers, New York, General Obligation Bonds, Series 2012C, 3.000%,
8/15/23
No Opt. Call A+   2,508,444
Total New York 480,125,402
North Carolina - 0.7%
6,000 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2022A, 5.000%, 7/01/24
No Opt. Call AAA   6,112,200
3,800 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate
Series 2018C, 3.450%, 1/15/48, (Mandatory Put 10/31/25)
No Opt. Call AA   3,788,562
5,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate
Series 2018E, 0.800%, 1/15/48, (Mandatory Put 10/31/25)
No Opt. Call AA   4,606,200
1,615 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB   1,539,515
810 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34
7/28 at 100.00 AA+   660,312
2,755 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.625%, 1/01/35
1/29 at 100.00 AA+   2,414,262
5,000 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.000%, 7/01/36
7/30 at 100.00 AA+   3,943,200
North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A:
3,125 5.000%, 1/01/26 No Opt. Call A   3,266,844
2,755 5.000%, 1/01/27 1/26 at 100.00 A   2,883,713
2,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Bond Anticipation Bond Senior Lien Series 2020,
5.000%, 2/01/24, (ETM)
No Opt. Call BBB  (4) 2,020,040
3,285 Raleigh, North Carolina, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 4/01/26
No Opt. Call AAA   3,469,124
5,010 Wake County, North Carolina, General Obligation Bonds, Public
Improvement Series 2023A, 5.000%, 5/01/25
No Opt. Call AAA   5,188,707
Total North Carolina 39,892,679
North Dakota - 0.8%
8,450 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
7/23 at 100.00 Aa3   8,134,815
6,905 City of Horace, North Dakota, Temporary Refunding Improvement
Bonds, Series 2022A, 3.250%, 8/01/24
8/23 at 100.00 Baa3   6,793,622
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A:
920 5.000%, 12/01/23 No Opt. Call Baa3   923,984
1,655 5.000%, 12/01/25 No Opt. Call Baa3   1,672,361

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
$ 2,380 5.000%, 12/01/26 No Opt. Call Baa3   $ 2,424,815
2,550 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 5.000%, 12/01/27
No Opt. Call Baa3   2,622,037
Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021:
200 3.000%, 5/01/25 No Opt. Call Baa3   192,470
225 4.000%, 5/01/27 No Opt. Call Baa3   221,479
500 3.000%, 5/01/28 5/27 at 100.00 Baa3   463,215
400 3.000%, 5/01/29 5/27 at 100.00 Baa3   368,468
430 3.000%, 5/01/30 5/27 at 100.00 Baa3   392,358
355 3.000%, 5/01/32 5/27 at 100.00 Baa3   317,473
5,815 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023B,, 5.125%, 7/01/25
7/24 at 100.00 Baa3   5,817,907
North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C:
6,190 2.800%, 7/01/32 7/28 at 100.00 Aa1   5,678,149
1,570 3.000%, 7/01/34 7/28 at 100.00 Aa1   1,385,572
2,500 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A, 2.700%, 7/01/35
7/29 at 100.00 Aa1   2,331,325
3,250 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B, 2.100%, 7/01/35
1/30 at 100.00 Aa1   2,655,640
3,600 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 Aa1   2,857,068
2,540 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2021B, 2.300%, 7/01/36
1/31 at 100.00 Aa1   2,079,219
Total North Dakota 47,331,977
Ohio - 4.8%
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1:
17,865 5.000%, 6/01/28 No Opt. Call A   18,966,913
6,420 5.000%, 6/01/29 No Opt. Call A   6,910,616
9,435 5.000%, 6/01/30 No Opt. Call A   10,269,243
13,115 5.000%, 6/01/31 6/30 at 100.00 A   14,277,513
6,620 5.000%, 6/01/33 6/30 at 100.00 A-   7,192,431
7,370 5.000%, 6/01/34 6/30 at 100.00 A-   7,988,343
11,530 5.000%, 6/01/35 6/30 at 100.00 A-   12,407,318
1,520 4.000%, 6/01/37 6/30 at 100.00 A-   1,520,274
2,525 4.000%, 6/01/38 6/30 at 100.00 A-   2,503,184
1,015 4.000%, 6/01/39 6/30 at 100.00 A-   998,598
Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health
System Obligated Group Project, Refunding & Improvement Series
2017:
1,225 5.000%, 12/01/24 No Opt. Call A-   1,248,287
1,000 5.000%, 12/01/25 No Opt. Call A-   1,034,220
5,290 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/30
10/28 at 100.00 AAA   5,896,763
875 Cuyahoga Falls City School District, Summit County, Ohio, General
Obligation Bonds, School Improvement Series 2021, 3.000%,
12/01/23 - BAM Insured
No Opt. Call AA   873,626
1,000 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/23, (ETM)
No Opt. Call Aa2  (4) 1,007,240

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,000 Mahoning County, Ohio, General Obligation Bonds, Various Purpose
Notes, Series 2022, 4.000%, 8/31/23
No Opt. Call N/R   $ 999,990
5,120 Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation
Project, Series 2009A, 5.700%, 8/01/23 (7)
No Opt. Call N/R   51
4,385 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 9/01/23
No Opt. Call N/R   44
35,230 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (7)
No Opt. Call N/R   352
1,015 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010A, 3.125%, 7/01/33 (7)
No Opt. Call N/R   10
35 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2005B, 3.125%, 1/01/34 (7)
No Opt. Call N/R   0
2,525 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008B, 3.625%, 10/01/33 (7)
No Opt. Call N/R   25
10,660 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005A,
2.100%, 1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   10,313,870
18,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005B,
2.100%, 7/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   18,334,694
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005D,
2.100%, 10/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   967,530
15,750 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007A,
2.500%, 8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   13,693,523
10,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   8,709,000
2,285 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014A,
2.400%, 12/01/38, (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+   1,990,212
11,860 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014B,
2.600%, 6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+   10,386,039
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014C,
2.100%, 12/01/27, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   967,530
6,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014D,
1.900%, 5/01/26, (Mandatory Put 10/01/24)
No Opt. Call BBB+   6,369,990
20,250 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series
2015A, 4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call A3   20,189,453
10,680 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Duke
Energy Corporation Project, Refunding Series 2022A, 4.250%,
11/01/39, (AMT), (Mandatory Put 6/01/27)
No Opt. Call BBB   10,606,522

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call N/R   $ 591,396
1,330 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34
3/28 at 100.00 Aaa   1,290,366
2,510 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34
9/28 at 100.00 Aaa   2,155,563
1,470 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.500%, 9/01/35
3/29 at 100.00 Aaa   1,288,220
3,710 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.050%, 9/01/36
3/30 at 100.00 Aaa   3,012,706
2,925 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.250%, 9/01/36
9/30 at 100.00 Aaa   2,435,033
Ohio State, General Obligation Bonds, Conservation Projects Refunding
Series 2022A:
3,205 4.000%, 9/01/25 No Opt. Call AAA   3,272,145
1,755 4.000%, 9/01/26 No Opt. Call AAA   1,814,389
1,785 4.000%, 9/01/27 No Opt. Call AAA   1,869,948
Ohio State, General Obligation Bonds, Infrastructure Improvement
Refunding Series 2022B:
6,825 4.000%, 3/01/25 No Opt. Call AAA   6,932,835
2,000 4.000%, 3/01/26 No Opt. Call AAA   2,053,840
2,500 4.000%, 3/01/27 No Opt. Call AAA   2,600,375
Ohio State, General Obligation Bonds, Infrastructure Improvement
Refunding Series 2022C:
2,210 4.000%, 9/01/25 No Opt. Call AAA   2,256,299
1,645 4.000%, 9/01/26 No Opt. Call AAA   1,700,667
3,525 4.000%, 9/01/27 No Opt. Call AAA   3,692,755
4,640 Ohio State, General Obligation Bonds, Infrastructure Improvement
Series 2022A, 4.000%, 3/01/25
No Opt. Call AAA   4,713,312
Ohio State, General Obligation Bonds, Refunding Common Schools
Series 2022A:
4,000 4.000%, 6/15/25 No Opt. Call AAA   4,075,400
2,800 4.000%, 6/15/26 No Opt. Call AAA   2,886,548
3,750 4.000%, 6/15/27 No Opt. Call AAA   3,917,250
2,430 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Series 2019C, 2.750%, 1/01/52, (Mandatory Put
5/01/28)
No Opt. Call AA   2,375,641
26,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Series 2018D, 5.000%, 1/15/39, (Mandatory Put 9/15/23)
No Opt. Call A   26,063,180
285 Ohio State, Major New State Infrastructure Project Revenue Bonds,
Series 2021-1A, 5.000%, 12/15/24
No Opt. Call AA   292,806
3,315 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (7)
No Opt. Call N/R   33
5,380 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2005B, 4.000%, 1/01/34 (7)
No Opt. Call N/R   54
1,175 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008B, 3.625%, 10/01/33
No Opt. Call N/R   12
7,135 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010A, 3.750%, 7/01/33 (7)
No Opt. Call N/R   71

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 120 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010C, 4.000%, 6/01/33
No Opt. Call N/R   $ 1
2,245 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (7)
No Opt. Call N/R   23
5,675 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Green Series 2023B, 5.000%, 12/01/36
6/33 at 100.00 AAA   6,619,944
1,070 Upper Arlington, Ohio, Special Obligation Income Tax Revenue Bonds,
Community Center Series 2023, 4.000%, 12/01/24
No Opt. Call AAA   1,083,589
Total Ohio 285,617,805
Oklahoma - 4.6%
Blaine County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Watonga Public Schools Project, Series
2022:
1,000 5.000%, 12/01/31 No Opt. Call A   1,107,670
1,015 5.000%, 12/01/32 No Opt. Call A   1,129,543
665 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Refunding Series 2020, 4.000%, 12/01/24
No Opt. Call A   671,317
Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project, Series
2020:
655 4.000%, 9/01/23 No Opt. Call A   655,570
1,245 4.000%, 9/01/25 No Opt. Call A   1,265,878
1,600 2.000%, 9/01/27 No Opt. Call A   1,491,488
3,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public Schools
Project, Refunding Series 2021, 3.000%, 9/01/23
No Opt. Call A+   2,998,140
4,020 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public Schools
Project, Series 2017, 4.000%, 9/01/24
No Opt. Call A+   4,052,401
2,415 Cherokee County, Oklahoma, Economic Development Authority,
Educational Facilities Lease Revenue Bonds, Tahlequah Public
Schools Project, Series 2022, 5.000%, 9/01/24
No Opt. Call A   2,459,291
9,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public Schools
Project, Series 2021, 4.000%, 6/01/27
No Opt. Call Aa3   9,276,210
1,330 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Noble Public Schools
Project, Series 2017, 5.000%, 9/01/29
9/27 at 100.00 A   1,420,294
6,810 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Norman Public Schools
Project, Series 2019., 5.000%, 6/01/25
No Opt. Call A+   7,032,551
4,830 Cleveland County Independent School District 2 Moore, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2020, 1.500%,
3/01/24
No Opt. Call Aa2   4,745,378
Cleveland County Independent School District 2 Moore, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2022:
8,005 2.000%, 3/01/25 No Opt. Call Aa2   7,774,536
8,005 2.000%, 3/01/26 No Opt. Call Aa2   7,642,293
8,010 2.000%, 3/01/27 No Opt. Call Aa2   7,518,747

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Cleveland County Independent School District 29 Norman, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2022:
$ 7,525 2.000%, 3/01/25 No Opt. Call Aa3   $ 7,322,427
7,525 2.000%, 3/01/26 No Opt. Call Aa3   7,184,042
Clinton Public Works Authority,  Oklahoma, Educational Facilities, Lease
Revenue Bonds, Series 2022:
1,000 5.000%, 10/01/27 No Opt. Call A-   1,060,100
1,000 3.250%, 10/01/28 No Opt. Call A-   985,260
1,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools
Project, Series 2017A, 5.000%, 12/01/24
No Opt. Call A   1,017,910
4,400 Cushing Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Cushing Public Schools Project,
Series 2022, 5.000%, 9/01/28
No Opt. Call A-   4,773,252
2,175 Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series
2016A, 5.000%, 9/01/26
No Opt. Call A   2,278,900
Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018:
385 5.000%, 9/01/24 No Opt. Call A-   389,963
310 5.000%, 9/01/25 No Opt. Call A-   317,821
200 5.000%, 9/01/26 No Opt. Call A-   208,094
450 5.000%, 9/01/27 No Opt. Call A-   475,718
510 5.000%, 9/01/29 9/28 at 100.00 A-   563,769
500 5.000%, 9/01/30 9/28 at 100.00 A-   553,565
1,100 5.000%, 9/01/31 9/28 at 100.00 A-   1,217,898
860 5.000%, 9/01/32 9/28 at 100.00 A-   951,865
Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Minco Public Schools Project, Series
2018:
1,305 5.000%, 9/01/31 9/28 at 100.00 A-   1,400,696
1,000 5.000%, 9/01/32 9/28 at 100.00 A-   1,074,930
1,300 5.000%, 9/01/33 9/28 at 100.00 A-   1,396,681
Kay County Public Buildings Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Ponca City Public Schools Project, Series 2022:
6,005 5.000%, 9/01/25 No Opt. Call A-   6,162,811
5,045 5.000%, 9/01/27 No Opt. Call A-   5,333,322
McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public Schools
Project, Series 2019:
510 4.000%, 9/01/23 No Opt. Call A   510,423
485 4.000%, 9/01/24 No Opt. Call A   488,099
920 4.000%, 9/01/25 No Opt. Call A   932,162
1,430 4.000%, 9/01/26 No Opt. Call A   1,458,014
600 4.000%, 9/01/27 No Opt. Call A   617,790
700 4.000%, 9/01/28 No Opt. Call A   724,430
725 4.000%, 9/01/29 No Opt. Call A   756,944
Okarche Economic Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series
2016:
1,100 5.000%, 9/01/27 9/26 at 100.00 A-   1,160,984
1,125 5.000%, 9/01/28 9/26 at 100.00 A-   1,185,986
4,640 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021,
2.000%, 3/01/24
No Opt. Call AAA   4,591,187
Oklahoma City, Oklahoma, General Obligation Bonds, Series 2023:
5,760 5.000%, 3/01/25 No Opt. Call AAA   5,946,106

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 5,860 5.000%, 3/01/26 No Opt. Call AAA   $ 6,169,408
Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Jones Public Schools Project, Series 2020:
590 4.000%, 9/01/26 No Opt. Call BBB+   599,965
1,000 4.000%, 9/01/27 No Opt. Call BBB+   1,028,860
1,000 4.000%, 9/01/28 No Opt. Call BBB+   1,030,100
1,000 4.000%, 9/01/29 No Opt. Call BBB+   1,039,520
1,000 4.000%, 9/01/30 No Opt. Call BBB+   1,043,520
1,000 4.000%, 9/01/31 9/30 at 100.00 BBB+   1,043,390
1,000 4.000%, 9/01/32 9/30 at 100.00 BBB+   1,039,590
Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Western Heights Public Schools Project, Series
2018A:
1,300 5.000%, 9/01/23 No Opt. Call A   1,302,730
3,325 5.000%, 9/01/24 No Opt. Call A   3,382,190
13,000 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2022, 2.000%, 3/01/25
No Opt. Call AA+   12,550,070
5,000 Oklahoma County Independent School District 89 Oklahoma City,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2023A, 3.000%, 7/01/26
No Opt. Call AA   4,986,900
5,000 Oklahoma County, Oklahoma, General Obligation Bonds, Limited Tax
Series 2023, 4.000%, 5/01/25
No Opt. Call Aa1   5,074,350
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B:
2,295 5.000%, 8/15/24 No Opt. Call BB-   2,261,585
1,895 5.000%, 8/15/25 No Opt. Call BB-   1,898,506
1,900 5.000%, 8/15/26 No Opt. Call BB-   1,900,703
3,675 5.000%, 8/15/27 No Opt. Call BB-   3,666,400
1,400 5.000%, 8/15/28 No Opt. Call BB-   1,388,506
350 5.000%, 8/15/29 8/28 at 100.00 BB-   342,241
350 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 2.650%,
9/01/35
3/29 at 100.00 Aaa   343,991
Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public Schools
Project, Series 2021:
250 4.000%, 12/01/28 No Opt. Call A-   258,987
325 4.000%, 12/01/29 No Opt. Call A-   339,475
350 4.000%, 12/01/30 No Opt. Call A-   367,997
255 4.000%, 12/01/31 No Opt. Call A-   270,142
275 4.000%, 12/01/32 12/31 at 100.00 A-   291,440
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2021:
500 4.000%, 9/01/26 No Opt. Call Baa1   508,745
600 4.000%, 9/01/28 No Opt. Call Baa1   619,212
5,255 Rogers County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Verdigris Public Schools Project, Series 2018,
4.000%, 9/01/24
No Opt. Call A+   5,276,125
Rogers County Industrial Development Authority, Oklahoma, Capital
Improvement Revenue Bonds, Refunding Series 2017:
850 3.000%, 4/01/24 No Opt. Call N/R   843,438
725 4.000%, 4/01/25 No Opt. Call N/R   732,293
770 4.000%, 4/01/26 4/25 at 100.00 N/R   779,009
715 4.000%, 4/01/27 4/25 at 100.00 N/R   722,622

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Sand Springs Municipal Authority, Oklahoma, Utility System Revenue
Bonds, Refunding Series 2020:
$ 400 3.000%, 11/01/31 11/28 at 100.00 Aa3   $ 395,016
500 3.000%, 11/01/32 11/28 at 100.00 Aa3   483,615
530 3.000%, 11/01/33 11/28 at 100.00 Aa3   506,500
Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public Schools
Project, Series 2022:
1,990 5.000%, 9/01/34 9/32 at 100.00 A   2,199,925
1,075 5.000%, 9/01/35 9/32 at 100.00 A   1,176,448
Texas County Development Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Guymon Public Schools Project, Series 2018:
900 4.000%, 12/01/23 No Opt. Call A   901,107
1,100 5.000%, 12/01/25 No Opt. Call A   1,135,585
Tulsa County Independent School District 001 Tulsa, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2023A:
8,625 3.000%, 3/01/25 No Opt. Call AA   8,587,050
3,625 1.000%, 3/01/26 No Opt. Call AA   3,406,231
Tulsa County Industrial Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Broken Arrow Public Schools Project, Series
2019A:
8,360 5.000%, 9/01/27 No Opt. Call AA-   9,042,761
10,730 5.000%, 9/01/28 No Opt. Call AA-   11,806,219
Tulsa County Industrial Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Glenpool Public Schools Project, Series 2017A:
815 5.000%, 9/01/23 No Opt. Call A+   816,907
600 5.000%, 9/01/24 No Opt. Call A+   611,346
1,355 5.000%, 9/01/25 No Opt. Call A+   1,405,704
1,120 Tulsa County Industrial Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Owasso Public Schools Project, Series 2018,
5.000%, 9/01/23
No Opt. Call A+   1,122,621
1,500 Tulsa Public Facilities Authority, Oklahoma, Capital Improvement
Revenue Bonds, Series 2020, 3.000%, 5/01/24
No Opt. Call AA-   1,492,650
Tulsa, Oklahoma, General Obligation Bonds, Series 2021:
6,300 0.050%, 11/01/23 No Opt. Call Aa1   6,208,398
12,800 0.375%, 11/01/24 No Opt. Call Aa1   12,140,672
12,800 0.500%, 11/01/25 No Opt. Call Aa1   11,699,072
4,015 Tulsa, Oklahoma, General Obligation Bonds, Series 2022, 3.000%,
10/01/26
No Opt. Call Aa1   3,991,713
Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public Schools
Project, Series 2019:
1,450 4.000%, 9/01/27 No Opt. Call A-   1,486,743
300 4.000%, 9/01/28 No Opt. Call A-   309,894
Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public
Schools Project, Series 2021:
325 3.000%, 9/01/23 No Opt. Call A-   324,665
710 3.000%, 9/01/25 No Opt. Call A-   701,558
530 3.000%, 9/01/27 No Opt. Call A-   520,333
445 3.000%, 9/01/29 No Opt. Call A-   434,667
1,250 3.000%, 9/01/31 No Opt. Call A-   1,205,938
Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease
Revenue Bonds, Weatherford Public Schools Project, Series 2019:
1,300 5.000%, 3/01/25 No Opt. Call A-   1,330,147

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 1,750 5.000%, 3/01/27 No Opt. Call A-   $ 1,849,418
Total Oklahoma 274,677,369
Oregon - 1.2%
Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A:
2,335 5.000%, 6/15/24 No Opt. Call AA+   2,376,353
1,305 5.000%, 6/15/25 No Opt. Call AA+   1,353,572
1,085 5.000%, 6/15/26 No Opt. Call AA+   1,149,568
1,000 5.000%, 6/15/27 No Opt. Call AA+   1,082,470
Clackamas and Washington Counties School District 3JT, Oregon,
General Obligation Bonds, Refunding Series 2015:
11,055 5.000%, 6/15/25 No Opt. Call AA+   11,466,467
5,085 5.000%, 6/15/26 6/25 at 100.00 AA+   5,269,382
Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Series 2017B:
2,375 5.000%, 6/15/27 No Opt. Call AA+   2,569,014
2,045 5.000%, 6/15/28 6/27 at 100.00 AA+   2,210,481
5,540 Deschutes County Administrative School District 1, Bend-La Pine,
Oregon, General Obligation Bonds, Series 2023, 5.000%, 6/15/24
No Opt. Call Aa1   5,638,114
610 Deschutes Public Library District, Deschutes County, Oregon, General
Obligation Bonds, Series 2021, 4.000%, 6/01/24
No Opt. Call Aa2   614,917
1,720 Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Adventist Health System/West, Refunding Variable Rate Series
2019, 5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 A   1,743,736
5,800 Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series
2021B-2, 0.950%, 6/01/27
7/23 at 100.00 BB+   5,069,954
11,585 Oregon Health and Science University, Revenue Bonds, Exchange
Series 2021C, 4.000%, 7/01/42, (Mandatory Put 2/01/29)
11/28 at 100.00 AA-   12,115,014
7,225 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 Aa2   5,765,622
14,400 Oregon State  Business Development Commission, Recovery Zone
Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010,
2.400%, 12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A   14,373,648
Total Oregon 72,798,312
Pennsylvania - 3.2%
3,150 Allegheny County Airport Authority, Pennsylvania, Airport Revenue
Bonds, Pittsburgh International Airport, Series 2021A, 5.000%,
1/01/26, (AMT)
No Opt. Call A2   3,242,641
Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A:
2,415 5.000%, 4/01/24 No Opt. Call A   2,439,464
2,730 5.000%, 4/01/25 No Opt. Call A   2,798,031
2,055 5.000%, 4/01/26 No Opt. Call A   2,140,961
4,435 5.000%, 4/01/27 No Opt. Call A   4,673,248
4,865 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2008A, 2.700%, 4/01/35 (7)
No Opt. Call N/R   49
5,055 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (7)
No Opt. Call N/R   51

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017:
$ 3,910 5.000%, 11/01/28 11/27 at 100.00 B   $ 2,540,600
1,475 5.000%, 11/01/29 11/27 at 100.00 B   958,057
2,240 4.000%, 11/01/31 11/27 at 100.00 B   1,409,341
2,970 4.000%, 11/01/32 11/27 at 100.00 B   1,868,130
Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020A:
600 5.000%, 2/01/25 No Opt. Call B   421,104
1,000 5.000%, 2/01/28 No Opt. Call B   650,020
8,890 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put
2/01/27)
8/26 at 101.63 B   6,047,956
7,890 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put
2/01/30)
8/29 at 101.50 B   5,124,476
2,690 Bethlehem Area School District Authority, Northampton and Lehigh
Counties, Pennsylvania, School Revenue Bonds, Bethlehem Area
School District Refunding Project, Series 2021A, 3.734%, 1/01/30,
(Mandatory Put 11/01/25) (SOFR*0.67% reference rate + 0.350%
spread) (5)
11/24 at 100.00 A1   2,633,618
500 Bristol Township School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2023, 5.000%, 6/01/24 - BAM Insured
No Opt. Call AA   507,335
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/25
No Opt. Call A+   1,035,350
3,775 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
12/03/29)
12/29 at 100.00 A+   3,465,072
3,000 Commonwealth Financing Authority, Pennsylvania, Revenue Bonds,
Refunding Forward Delivery Series 2020A, 5.000%, 6/01/26
No Opt. Call A1   3,147,510
3,295 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/24
No Opt. Call A1   3,337,176
5,565 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016A, 3.000%, 9/01/29
No Opt. Call A+   5,408,123
10,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016B, 2.625%, 2/15/27
No Opt. Call A+   9,611,900
4,565 Lower Merion School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2019, 4.000%, 11/15/30
11/27 at 100.00 Aaa   4,806,534
8,065 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
12/03/29)
12/29 at 100.00 A+   7,414,961
8,390 Montgomery County Industrial Development Authority, Pennsylvania,
Facilities Revenue Bonds, Constellation Energy Generation LLC
Project, Refunding Series 2023A, 4.100%, 10/01/53, (Mandatory Put
4/03/28)
No Opt. Call BBB   8,556,374
504 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Series 2013A0 & AE2, 0.900%, 12/31/23
7/23 at 100.00 N/R   90,750

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 240 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Taxable Series 2013B, 0.900%, 12/31/23 , (cash 5.000%, PIK
5.000%)
No Opt. Call N/R   $ 43,205
5,945 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2005A, 3.750%, 12/01/40 (7)
No Opt. Call N/R   59
3,565 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (7)
No Opt. Call N/R   36
1,000 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2023A-1,
5.000%, 5/15/31
2/31 at 100.00 A   1,124,120
15,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Refunding
Series 2021B, 1.100%, 6/01/31, (AMT), (Mandatory Put 11/02/26)
11/26 at 100.00 A-   13,614,150
3,750 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2009, 0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call A-   3,378,037
3,905 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2017A, 0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A-   3,766,138
1,270 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-122, 3.250%, 10/01/28
4/26 at 100.00 AA+   1,246,149
2,265 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 AA+   2,223,551
5,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B, 3.200%, 10/01/32
10/26 at 100.00 AA+   4,804,400
Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A:
3,390 3.000%, 4/01/27, (AMT) No Opt. Call AA+   3,276,164
3,345 3.050%, 10/01/27, (AMT) 4/27 at 100.00 AA+   3,225,650
8,840 3.400%, 10/01/32, (AMT) 4/27 at 100.00 AA+   8,398,177
1,035 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128A, 3.650%, 10/01/32, (AMT)
10/27 at 100.00 AA+   999,168
2,555 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129, 2.950%, 10/01/34
10/28 at 100.00 AA+   2,345,618
7,070 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A, 2.500%, 10/01/34
10/28 at 100.00 AA+   6,196,784
4,850 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A, 2.300%, 10/01/35
10/29 at 100.00 AA+   4,049,071
10,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137, 2.250%, 10/01/36
4/31 at 100.00 AA+   7,860,400
10,000 Pennsylvania State, General Obligation Bonds, First Series 2022,
5.000%, 10/01/27
No Opt. Call Aa3   10,872,300
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2:
8,095 5.000%, 6/01/24 - AGM Insured No Opt. Call AA   8,231,967
4,420 5.000%, 6/01/29 6/26 at 100.00 A   4,646,879
Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Joseph?s University Project, Refunding Series
2020C. Forward Delivery:
540 4.000%, 11/01/24 No Opt. Call A-   542,371

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 1,000 5.000%, 11/01/25 No Opt. Call A-   $ 1,029,650
850 5.000%, 11/01/26 No Opt. Call A-   886,414
1,000 5.000%, 11/01/27 No Opt. Call A-   1,057,370
1,000 5.000%, 11/01/28 No Opt. Call A-   1,070,150
1,000 5.000%, 11/01/29 No Opt. Call A-   1,082,780
1,105 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016,
3.375%, 6/01/26
No Opt. Call BB+   1,047,231
Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5:
2,530 5.000%, 11/01/23 No Opt. Call BBB+   2,538,121
2,665 5.000%, 11/01/24 No Opt. Call BBB+   2,700,764
2,550 5.000%, 11/01/25 No Opt. Call BBB+   2,605,616
Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A:
1,150 4.000%, 7/01/25 No Opt. Call Baa2   1,140,869
1,200 5.000%, 7/01/27 No Opt. Call Baa2   1,232,592
Total Pennsylvania 191,564,783
Puerto Rico - 3.5%
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A:
3,430 5.000%, 7/01/24, 144A No Opt. Call N/R   3,462,894
4,600 5.000%, 7/01/25, 144A No Opt. Call N/R   4,669,460
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A:
2,500 5.000%, 7/01/25, 144A No Opt. Call N/R   2,537,750
8,795 5.000%, 7/01/30, 144A No Opt. Call N/R   9,056,124
325 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/25, 144A
No Opt. Call N/R   329,907
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B:
8,620 5.000%, 7/01/24, 144A No Opt. Call N/R   8,702,666
935 5.000%, 7/01/29, 144A No Opt. Call N/R   961,769
1,624 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   1,641,084
5,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds,
Hospital de la Concepcion, Series 2017A, 3.550%, 11/15/30, (Pre-
refunded 11/15/26)
11/26 at 100.00 N/R  (4) 4,969,450
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
3,497 0.000%, 7/01/24 No Opt. Call N/R   3,363,135
37,944 0.000%, 7/01/27 No Opt. Call N/R   32,268,716
37,093 0.000%, 7/01/29 7/28 at 98.64 N/R   28,863,547
11,598 0.000%, 7/01/31 7/28 at 91.88 N/R   8,288,394
35,217 0.000%, 7/01/33 7/28 at 86.06 N/R   22,934,367
1,045 4.500%, 7/01/34 7/25 at 100.00 N/R   1,039,775
2,446 4.550%, 7/01/40 7/28 at 100.00 N/R   2,395,808
105 0.000%, 7/01/46 7/28 at 41.38 N/R   29,628
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
3,503 4.329%, 7/01/40 7/28 at 100.00 N/R   3,340,216
146 4.329%, 7/01/40 7/28 at 100.00 N/R   139,215

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
$ 490 0.000%, 7/01/24 No Opt. Call N/R   $ 469,801
48,338 5.375%, 7/01/25 No Opt. Call N/R   49,558,360
13,150 5.625%, 7/01/27 No Opt. Call N/R   13,861,208
4,103 5.625%, 7/01/29 No Opt. Call N/R   4,400,755
1,806 5.750%, 7/01/31 No Opt. Call N/R   1,975,905
1,035 0.000%, 7/01/33 7/31 at 89.94 N/R   634,258
Total Puerto Rico 209,894,192
Rhode Island - 0.6%
50 Rhode Island Health and Educational Building Corporation, Public
Schools Financing Program Revenue Bonds, City of Providence,
Series 2021D, 5.000%, 5/15/25 - BAM Insured
No Opt. Call AA   51,686
3,410 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70, 2.800%,
10/01/34
10/28 at 100.00 AA+   3,078,446
13,005 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A,
2.050%, 10/01/36
4/30 at 100.00 AA+   10,131,545
9,795 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A,
2.350%, 10/01/36
4/31 at 100.00 AA+   7,839,624
2,595 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A, 2.100%, 10/01/35
10/29 at 100.00 AA+   2,127,796
5,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 74, 2.125%, 10/01/36
4/30 at 100.00 AA+   3,932,950
1,215 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A,
2.300%, 10/01/35
10/29 at 100.00 AA+   1,019,616
2,490 Rhode Island State, General Obligation Bonds, Consolidated Capital
Development Loan, Refunding Series 2021C, 5.000%, 8/01/23
No Opt. Call AA   2,493,088
4,755 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 N/R   4,697,702
Total Rhode Island 35,372,453
South Carolina - 0.8%
455 Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26
No Opt. Call A1   477,987
5,705 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/01/24)
11/23 at 100.30 Aa1   5,705,856
1,140 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.650%, 7/01/34
1/29 at 100.00 Aaa   1,019,935
2,835 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.000%, 7/01/35
1/30 at 100.00 Aaa   2,313,587
6,105 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 1.850%, 7/01/36
7/30 at 100.00 Aaa   4,723,194
15,000 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2022C, 2.750%, 3/01/24
8/23 at 100.00 Aaa   14,917,650
600 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2023A, 4.450%, 7/01/38
7/32 at 100.00 Aaa   605,922
1,035 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, FMU Student Housing LLC - Francis
Marion University Project, Series 2014A, 5.000%, 8/01/24
No Opt. Call Baa3   1,042,173

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 4,595 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B,
5.000%, 12/01/48, (Mandatory Put 10/01/25)
No Opt. Call AA-   $ 4,723,338
South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,450 5.250%, 8/01/24, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R  (4) 1,452,030
2,850 5.250%, 8/01/25, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R  (4) 2,853,990
3,615 5.250%, 8/01/26, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R  (4) 3,620,061
2,000 5.000%, 8/01/27, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R  (4) 2,002,460
4,250 South Carolina Jobs-Economic Development Authority, Revenue
Bonds, International Paper Company Project, Refunding
Environmental Improvement Series 2023A, 4.000%, 4/01/33, (AMT),
(Mandatory Put 4/01/26)
3/26 at 100.00 BBB   4,261,815
Total South Carolina 49,719,998
South Dakota - 0.4%
650 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/24
No Opt. Call AA-   662,428
8,630 South Dakota Health and Educational Facilities Authority, Reveune
Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33, (Mandatory Put
7/01/24)
4/24 at 100.00 AA-   8,706,117
3,060 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 1.900%, 11/01/36
5/30 at 100.00 AAA   2,331,598
5,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 1.850%, 11/01/36
5/30 at 100.00 AAA   3,827,850
7,310 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.300%, 11/01/37
11/30 at 100.00 AAA   6,015,399
1,165 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022C, 4.125%, 11/01/37
11/31 at 100.00 AAA   1,147,175
Total South Dakota 22,690,567
Tennessee - 0.7%
Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019:
2,335 5.000%, 11/15/32 2/29 at 100.00 A   2,501,439
2,810 5.000%, 11/15/33 2/29 at 100.00 A   3,006,166
1,200 Metropolitan Government of Nashville-Davidson County, Tennessee,
Exempt Facilities Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/31, (AMT), (Mandatory Put 8/01/24)
8/23 at 102.00 A-   1,157,328
Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B:
745 5.000%, 7/01/26, (AMT) No Opt. Call A1   772,565
700 5.000%, 7/01/27, (AMT) No Opt. Call A1   737,114
1,030 5.000%, 7/01/28, (AMT) No Opt. Call A1   1,097,681
3,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A,
5.000%, 2/01/50, (Mandatory Put 10/01/24)
7/24 at 100.58 Aa1   3,036,300
10,800 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 A1   10,660,356
1,640 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 Baa1   1,737,285
840 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.850%, 7/01/32
1/25 at 100.00 AA+   833,809

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 2,905 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.400%, 7/01/34
7/28 at 100.00 AA+   $ 2,836,122
3,035 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 2.800%, 7/01/34
7/28 at 100.00 AA+   2,729,284
630 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.100%, 7/01/35
7/29 at 100.00 AA+   528,205
1,940 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.050%, 7/01/36
7/30 at 100.00 AA+   1,565,289
2,285 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.000%, 7/01/37
7/30 at 100.00 AA+   1,804,442
3,475 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.050%, 7/01/36
1/31 at 100.00 AA+   2,773,085
900 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2022-2, 4.050%, 7/01/37
7/31 at 100.00 AA+   895,779
2,130 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 A2   2,118,860
2,260 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project,  Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/01/31)
8/31 at 100.85 A2   2,346,106
Total Tennessee 43,137,215
Texas - 2.9%
Alamo Community College District, Bexar County, Texas, General
Obligation Bonds, Maintenance Tax Notes  Series 2022:
4,165 5.000%, 2/15/24 No Opt. Call AAA   4,211,981
5,025 5.000%, 2/15/25 No Opt. Call AAA   5,179,770
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A:
1,660 5.000%, 1/01/26 No Opt. Call BB+   1,675,388
1,290 5.000%, 1/01/27 No Opt. Call BB+   1,311,582
1,920 5.000%, 1/01/29 1/27 at 100.00 BB+   1,962,393
27,550 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2022A, 5.000%, 8/01/24
No Opt. Call Aaa   28,106,234
7,675 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 8/01/24
No Opt. Call Aaa   7,826,658
Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023:
1,000 5.000%, 11/15/25 No Opt. Call AA   1,045,490
1,000 5.000%, 11/15/26 No Opt. Call AA   1,067,000
10,000 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 A-   10,420,800
4,250 Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2023A, 5.000%, 2/15/25
No Opt. Call AA   4,380,220
1,010 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2014A, 5.250%, 11/01/26, (AMT)
11/23 at 100.00 A+   1,013,474
7,130 Fort Worth, Texas, General Obligation Bonds, General Purpose Series
2023, 5.000%, 3/01/25
No Opt. Call AA   7,348,748
5,015 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health System,
Refunding Series 2020C-3, 5.000%, 6/01/32, (Mandatory Put
12/01/26)
9/26 at 101.02 Aa3   5,266,302

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 3,240 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 Aa3   $ 3,503,282
3,365 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System,
Series 2014A, 5.000%, 12/01/24
No Opt. Call Aa3   3,442,900
5,205 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A, 5.000%, 11/15/24 - AGM
Insured
No Opt. Call AA   5,314,565
Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018C:
4,000 5.000%, 7/01/29, (AMT) 7/28 at 100.00 AA   4,273,960
6,000 5.000%, 7/01/30, (AMT) 7/28 at 100.00 AA   6,415,320
3,000 5.000%, 7/01/31, (AMT) 7/28 at 100.00 AA   3,199,800
Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015:
1,455 5.000%, 11/01/23, (AMT) No Opt. Call A1   1,459,438
1,500 5.000%, 11/01/24, (AMT) No Opt. Call A1   1,520,910
1,300 Lower Colorado River Authority, Texas, Revenue Bonds, Refunding
Series 2023A, 5.000%, 5/15/26
No Opt. Call AA-   1,365,663
95 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021, 5.000%, 5/15/25
No Opt. Call A+   98,063
3,950 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project, Refunding
Series 1996, 0.900%, 5/01/30, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A-   3,924,049
2,175 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
7/23 at 104.00 BB-   2,121,734
8,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2022A, 5.000%, 1/01/25
No Opt. Call AA-   8,214,400
North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2014A:
4,910 5.000%, 1/01/24 No Opt. Call AA-   4,951,490
2,460 5.000%, 1/01/24, (ETM) No Opt. Call N/R  (4) 2,481,131
North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2017A:
390 5.000%, 1/01/24 7/23 at 100.00 AA-   390,472
3,200 5.000%, 1/01/27 1/26 at 100.00 AA-   3,347,936
35 San Antonio Independent School District, Bexar County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/24
No Opt. Call Aaa   35,733
8,830 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2022E, 5.000%, 11/15/52, (Mandatory Put 5/15/26)
11/25 at 100.60 AA-   9,176,578
95 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, MRC Methodist Retirement
Communities Stevenson Oaks Project, Mandatory Paydown Series
2020B-2, 3.000%, 11/15/26
7/23 at 100.00 N/R   90,883
2,475 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2019A, 3.500%, 7/01/34
7/28 at 100.00 Aaa   2,379,861
3,405 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.850%, 9/01/36
3/30 at 100.00 Aaa   2,591,239

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed
Lanes Project, Refunding  Series 2020A:
$ 3,025 4.000%, 12/31/30 No Opt. Call Baa2   $ 3,029,991
4,005 4.000%, 6/30/31 12/30 at 100.00 Baa2   4,012,209
13,100 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2018A, 5.000%, 10/15/24
No Opt. Call AAA   13,424,356
Total Texas 171,582,003
Utah - 0.3%
Intermountain Power Agency, Utah, Power Supply Revenue Bonds,
Series 2022A:
2,470 5.000%, 7/01/26 No Opt. Call Aa3   2,619,583
2,750 5.000%, 7/01/27 No Opt. Call Aa3   2,983,063
4,040 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2018B-2, 5.000%, 5/15/57, (Mandatory Put 8/01/24)
2/24 at 100.00 AA+   4,076,602
5,070 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-2, 5.000%, 5/15/60, (Mandatory Put 8/01/26)
2/26 at 102.03 AA+   5,333,336
700 Utah Telecommunication Open Infrastructure Agency, Utah, Revenue
Bonds, Refunding Sales Tax and Telecommunication Series 2022,
5.000%, 6/01/26
No Opt. Call AA-   733,033
Total Utah 15,745,617
Vermont - 0.0%
1,155 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series
2021A, 2.200%, 11/01/36
11/30 at 100.00 Aa1   956,767
Total Vermont 956,767
Virginia - 2.1%
3,225 Charles City County Industrial Development Authority, Virginia, Solid
Waste Disposal Facility Revenue Bonds, Waste Management, Inc.,
Series 2002, 1.450%, 4/01/27, (AMT)
No Opt. Call A-   2,920,979
15,485 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series
2019, 5.000%, 11/01/23
No Opt. Call BBB   15,544,308
2,160 Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Wiehle Avenue Metrorail Station Parking Project, Refunding
Series 2020. Forward Delivery, 5.000%, 8/01/24
No Opt. Call AA+   2,203,610
10,000 Fairfax County, Virginia, General Obligation Bonds, Public Improvement
Series 2023A, 4.000%, 10/01/24
No Opt. Call AAA   10,118,000
8,790 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municpal Securities Class A Series 2019M-057,
2.400%, 10/15/29
No Opt. Call AA+   8,133,035
5,015 Halifax County Industrial Development Authority, Virginia, Recovery
Zone Facility Revenue Bonds, Virginia Electric & Power Company
Project, Series 2010A, 1.650%, 12/01/41, (Mandatory Put 5/31/24)
No Opt. Call A2   4,881,802
7,555 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2021A, 5.000%, 12/01/25
No Opt. Call AAA   7,920,360
5,350 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2023A, 5.000%, 12/01/35
12/32 at 100.00 AAA   6,306,206
22,000 Virginia Small Business Financing Authority, Environmental Facilities
Revenue Bonds (Pure Salmon Virginia LLC Project), Series 2022,
3.500%, 11/01/52, (AMT), (Mandatory Put 11/01/23)
8/23 at 100.00 Aaa   21,956,000

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 3,765 Virginia Transportation Board, Transportation Contract Revenue Bonds,
Route 28 Project, Refunding Series 2002, 0.000%, 4/01/24 - NPFG
Insured
No Opt. Call AA+   $ 3,670,197
3,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Refunding Series 2017A, 5.000%, 5/15/24
No Opt. Call AA+   3,047,850
25,095 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2009A, 0.750%, 10/01/40, (Mandatory Put 9/02/25)
No Opt. Call A2   23,016,381
18,555 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2   18,005,030
Total Virginia 127,723,758
Washington - 2.2%
10,285 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2015A, 5.000%, 7/01/23, (ETM)
No Opt. Call Aa1  (4) 10,285,000
5,270 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear
Project 1, Refunding Series 2015C, 5.000%, 7/01/25
No Opt. Call Aa1   5,468,784
10,605 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear
Project 1, Refunding Series 2017A, 5.000%, 7/01/27
No Opt. Call Aa1   11,482,988
King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Valley Medical Center, Refunding Series 2016:
6,485 5.000%, 12/01/23 No Opt. Call A2   6,527,477
7,295 5.000%, 12/01/24 No Opt. Call A2   7,468,985
1,000 King County School District 403 Renton, Washington, General
Obligation Bonds, Series 2023, 5.000%, 12/01/24
No Opt. Call Aaa   1,026,900
13,045 King County, Washington, Sewer Revenue Bonds, Refunding Junior
Lien Series 2020A, 0.625%, 1/01/32, (Mandatory Put 1/01/24)
7/23 at 100.00 AA   12,820,104
2,375 Seattle, Washington, General Obligation Bonds, Refunding &
Improvement Series 2022A, 4.000%, 9/01/25
No Opt. Call AAA   2,424,756
Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022:
18,495 5.000%, 7/01/24 No Opt. Call AA   18,830,129
14,635 5.000%, 7/01/25 No Opt. Call AA   15,178,398
1,080 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/24)
2/24 at 100.00 A-   1,087,150
3,400 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 A-   3,469,530
Washington Health Care Facilities Authority, Revenue Bonds, Fred
Hutchinson Cancer Research Center, Series 2015:
1,955 5.000%, 1/01/24, (ETM) No Opt. Call A2  (4) 1,972,185
1,310 5.000%, 1/01/25, (ETM) No Opt. Call A2  (4) 1,346,457
5,895 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/27
8/25 at 100.00 A+   6,068,077
Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B:
1,625 5.000%, 10/01/25 No Opt. Call A   1,672,856
2,890 5.000%, 10/01/26 No Opt. Call A   3,014,386
3,055 5.000%, 10/01/27 No Opt. Call A   3,232,434
2,360 5.000%, 10/01/28 No Opt. Call A   2,535,443

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 2,750 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-2., 2.125%,
7/01/27, 144A
7/23 at 100.00 N/R   $ 2,480,225
3,755 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.000%, 12/01/36
6/30 at 100.00 Aaa   2,957,851
1,500 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.250%, 12/01/36
6/31 at 100.00 Aaa   1,226,850
3,762 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A,
3.500%, 12/20/35
No Opt. Call BBB+   3,477,151
6,295 Washington State, Federal Highway Grant Anticipation Revenue Bonds,
Garvee - SR 520 Corridor Program, Refunding Bonds, Series R-2022E,
5.000%, 9/01/24
No Opt. Call AA   6,406,170
Total Washington 132,460,286
West Virginia - 0.8%
6,385 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos
Project, Refunidng Series 2015A, 2.550%, 3/01/40, (Mandatory Put
4/01/24)
No Opt. Call A-   6,295,227
7,095 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos
Project, Series 2010, 0.625%, 12/01/38, (Mandatory Put 12/15/25)
No Opt. Call A-   6,461,062
7,875 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos
Project, Series 2011A, 1.000%, 1/01/41, (AMT), (Mandatory Put
9/01/25)
No Opt. Call A-   7,311,938
10,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos
Project, Seriess 2009A, 3.750%, 12/01/42, (Mandatory Put 6/01/25)
No Opt. Call A-   9,949,400
14,315 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Wheeling Power Company - Mitchell
Project, Refunding Series 2013A, 3.000%, 6/01/37, (AMT), (Mandatory
Put 6/18/27)
No Opt. Call A-   13,644,485
West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A:
1,150 5.000%, 9/01/24 No Opt. Call Baa1   1,165,214
2,110 5.000%, 9/01/27 9/24 at 100.00 Baa1   2,137,810
1,000 5.000%, 9/01/28 9/24 at 100.00 Baa1   1,013,830
Total West Virginia 47,978,966
Wisconsin - 2.3%
8,815 Dane County, Wisconsin, General Obligation Bonds, Airport Project
Promissory Note Series 2022A, 4.000%, 6/01/24
No Opt. Call AAA   8,878,204
Dodge County, Wisconsin, General Obligation Bonds, Refunding Series
2022A:
1,385 3.000%, 3/01/25 No Opt. Call Aa2   1,381,994
1,385 3.000%, 3/01/26 No Opt. Call Aa2   1,371,829
2,250 Green Bay Area Public School District, Brown County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2022, 5.000%,
4/01/24
No Opt. Call Aa2   2,280,217
2,460 Madison Metropolitan School District, Dane County, Wisconsin, General
Obligation Bonds, School Building & Facility Improvement Series
2023, 4.000%, 3/01/36
3/30 at 100.00 AA+   2,525,805

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 10,000 Madison Metropolitan School District, Wisconsin, Tax and Revenue
Anticipation Promissory Notes, Series 2022, 5.000%, 9/05/23
No Opt. Call N/R   $ 10,026,700
9,750 Madison, Wisconsin, Industrial Development Revenue Refunding
Bonds, Madison Gas and Electric Company Projects, Series 2020A,
3.750%, 10/01/27
No Opt. Call AA-   9,792,022
Middleton-Cross Plains Area School District, Dane County, Wisconsin,
General Obligation Bonds, Refunding Series 2021A:
4,275 2.000%, 3/01/24 No Opt. Call Aa1   4,226,693
4,365 2.000%, 3/01/25 No Opt. Call Aa1   4,242,387
12,515 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note
Series 2021-N3, 5.000%, 4/01/24
No Opt. Call A-   12,621,628
10,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
3.300%, 10/01/46, (Mandatory Put 10/01/26)
No Opt. Call Aa3   9,945,300
4,200 Public Finance Authority of Wisconsin, Retirement Facilities First
Mortgage Revenue Bonds, Whitestone Masonic and Eastern Star
Home of Norht Carolina, Series 2020B-2, 3.000%, 3/01/26, 144A
7/23 at 100.00 N/R   4,078,536
5,000 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-2, 2.250%, 6/01/27
No Opt. Call N/R   4,645,200
12,305 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-3, 1.100%,
7/01/29, (Mandatory Put 6/01/26)
No Opt. Call A-   11,303,250
4,000 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-4, 1.100%,
4/01/33, (Mandatory Put 6/01/26)
No Opt. Call A-   3,674,360
1,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016A, 5.000%, 1/01/24
No Opt. Call BBB-   1,004,060
Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C:
2,250 4.050%, 11/01/30 5/26 at 100.00 BBB-   2,194,155
5,000 4.300%, 11/01/30 5/26 at 100.00 BBB-   4,953,250
3,390 Waushara County, Wisconsin Note Anticipation Notes, Series 2022A,
4.500%, 6/01/27
6/25 at 100.00 A+   3,469,835
4,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018C-
1, 5.000%, 8/15/54, (Mandatory Put 7/29/26)
No Opt. Call AA   4,190,600
8,060 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1,
5.000%, 2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 BBB+   8,148,418
3,395 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 3.375%, 8/15/29
8/24 at 100.00 A+   3,270,709
6,250 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019B-1,
2.825%, 11/01/28
7/23 at 100.00 N/R   5,548,500
1,220 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019B-2,
2.550%, 11/01/27
7/23 at 100.00 N/R   1,147,593
Wisconsin Housing and Ecconomic Development Authority, Home
Ownership Revenue Bonds, Series 2019C:
1,770 2.200%, 3/01/31 9/28 at 100.00 AA+   1,563,423
1,785 2.200%, 9/01/31 9/28 at 100.00 AA+   1,564,963
4,950 2.500%, 9/01/34 9/28 at 100.00 AA+   4,264,871

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 4,350 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023B, 3.750%, 5/01/54, (Mandatory Put
11/01/26)
5/25 at 100.00 AA+   $ 4,350,739
WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series
2014A:
755 5.000%, 7/01/25 7/24 at 100.00 A1   765,751
1,170 5.000%, 7/01/27 7/24 at 100.00 A1   1,188,217
Total Wisconsin 138,619,209
Wyoming - 0.5%
20,555 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call A2   19,109,572
2,510 Wyoming Community Development Authority, Housing Revenue
Bonds, 2019 Series 3, 2.450%, 12/01/34
12/28 at 100.00 AA+   2,174,062
1,240 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 1, 2.625%, 12/01/35
6/29 at 100.00 AA+   1,103,426
2,500 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 2, 2.100%, 12/01/35
6/30 at 100.00 AA+   2,019,100
5,300 Wyoming Community Development Authority, Housing Revenue
Bonds, 2021 Series 3, 2.000%, 12/01/36
12/30 at 100.00 AA+   4,222,510
Total Wyoming 28,628,670
Total Municipal Bonds
(cost $5,930,990,740) 5,725,201,531
Shares Description (1) Value
X – COMMON STOCKS - 3 .6%
X 216,925,473
Independent Power and Renewable Electricity Producers - 3.6%
2,813,414 Energy Harbor Corp (8),(9) $ 216,925,473
Total Independent Power and Renewable Electricity Producers 216,925,473
Total Common Stocks
(cost $57,727,850) 216,925,473
Total Long-Term Investments
(cost $5,988,718,590) 5,942,127,004
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.2%
– MUNICIPAL BONDS - 0 .2%
X 12,080,000
National - 0.0%
$ 500 Invesco Value Municipla Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM, 4.350%, 3/20/24, (AMT), 144A
(10)
No Opt. Call AA $ 500,000
Total National 500,000

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas - 0.2%
$ 11,580 Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Tender Option Bond Trust 2023-
XM1103, 3.800%, 2/15/31, 144A (10)
No Opt. Call AA $ 11,580,000
Total Texas 11,580,000
Total Municipal Bonds
(cost $12,080,000) 12,080,000
Total Short-Term Investments
(cost $12,080,000) 12,080,000
Total Investments
(cost $ 6,000,798,590 ) - 99 .5% 5,954,207,004
Other Assets & Liabilities, Net -  0.5% 30,656,613
Net Assets - 100% $ 5,984,863,617
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 5,725,201,531 $ – $ 5,725,201,531
Common Stocks – 216,925,473 – 216,925,473
Short-Term Investments:
Municipal Bonds – 12,080,000 – 12,080,000
Total
$ – $ 5,954,207,004 $ – $ 5,954,207,004
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(8) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B,
3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue
Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23,Ohio Air
Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B,
0.000%, 1/01/34,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of
ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen High Yield Municipal Bond Fund
Portfolio of Investments June 30, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 126.6%
X – MUNICIPAL BONDS - 117 .0%
X 20,845,672,962
Alabama - 1.7%
$ 2,918 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project,
Refunding Taxable Series 2017C, 1.000%, 9/01/37, 144A (4)
7/23 at 100.00 N/R   $ 29
16,000 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series
2017A, 6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R   11,200,000
3,397 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable
Series 2017B, 6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R   2,378,353
10,000 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 N/R   10,079,200
13,960 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016B, 5.000%, 11/15/46, (UB) (5)
5/26 at 100.00 Aa2   14,193,690
Birmingham Special Care Facilities Financing Authority, Alabama,
Revenue Bonds, Methodist Home for the Aging, Refunding Series
2015-1:
1,350 5.750%, 6/01/35 6/26 at 100.00 N/R   1,272,199
2,500 5.750%, 6/01/45 6/26 at 100.00 N/R   2,127,550
4,220 Homewood Educational Building Authority, Alabama, Educational
Facilities Revenue Bonds, Samford University, Series 2019A, 4.000%,
12/01/49, (UB) (5)
12/29 at 100.00 A3   3,733,434
1,645 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory
Put 11/01/30)
No Opt. Call B1   1,820,341
97,600 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B1   99,897,504
20,370 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series
2020B, 4.000%, 6/01/45, (UB) (5)
6/30 at 100.00 A1   19,048,191
4,600 Infirmary Health System Special Care Facilities Financing Authority
of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc.,
Series 2021, 4.000%, 2/01/46
8/31 at 100.00 A-   4,173,258
Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien
Series 2013C:
5,000 0.000%, 10/01/38 - AGM Insured (6) 10/23 at 105.00 BB+   5,194,200
5,000 0.000%, 10/01/42 - AGM Insured (6) 10/23 at 105.00 BB+   5,191,000
2,520 0.000%, 10/01/46 - AGM Insured (6) 10/23 at 105.00 BB+   2,615,684
17,800 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.000%, 10/01/42
10/23 at 105.00 BB   18,750,164
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013E, 0.000%, 10/01/35
10/23 at 41.20 BB   408,720
32,835 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R   32,651,781
3,000 Talladega, Alabama, Water and Sewer Revenue Warrants, Series 2021A,
3.000%, 9/01/51 - AGM Insured
9/31 at 100.00 AA   2,201,550

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alabama (continued)
$ 79,420 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R   $ 71,859,216
Total Alabama 308,796,064
Arizona - 2.6%
6,010 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R   6,027,128
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A:
1,670 5.125%, 7/01/37, 144A 7/26 at 100.00 BB   1,664,205
2,000 5.250%, 7/01/47, 144A 7/26 at 100.00 BB   1,895,580
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Franklin Phonetic Charter School Project, Refunding
Series 2017:
580 5.500%, 7/01/37, 144A 7/27 at 100.00 N/R   566,730
1,390 5.750%, 7/01/47, 144A 7/27 at 100.00 N/R   1,327,408
1,505 5.875%, 7/01/52, 144A 7/27 at 100.00 N/R   1,445,387
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, KIPP Nashville Project, Series 2022A:
1,500 5.000%, 7/01/57 7/30 at 100.00 BBB   1,447,740
1,000 5.000%, 7/01/62 7/30 at 100.00 BBB   947,610
2,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leman Academy of Excellence East Tucson & Central
Tucson Projects, Series 2019A, 5.000%, 7/01/54, 144A
7/24 at 101.00 N/R   1,735,060
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series
2017A:
700 6.000%, 11/01/37, 144A 11/27 at 100.00 N/R   610,897
3,850 6.250%, 11/01/50, 144A 11/27 at 100.00 N/R   3,178,945
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B:
1,280 5.125%, 7/01/47, 144A 7/27 at 100.00 BB+   1,198,669
565 5.250%, 7/01/51, 144A 7/27 at 100.00 BB+   530,388
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2022:
270 5.000%, 7/01/32, 144A No Opt. Call BB+   273,939
3,000 5.250%, 7/01/52, 144A 7/32 at 100.00 BB+   2,809,560
1,340 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Ball Charter Schools Project, Series 2022, 4.000%, 7/01/51
7/31 at 100.00 BBB-   1,123,121
15,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series
2021B, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   10,957,800
15,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   11,122,800
3,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R   2,770,770
5,440 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence - Parker Colorado Campus
Project, Series 2019A, 5.000%, 7/01/49, 144A
7/24 at 101.00 N/R   4,773,600

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 3,260 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 5.500%, 12/15/48, 144A
12/26 at 100.00 BB   $ 3,207,253
3,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/48, 144A
7/26 at 100.00 BB+   3,137,494
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2:
6,145 6.000%, 9/15/38, 144A 9/23 at 105.00 BB+   6,357,248
20,060 6.150%, 9/15/53, 144A 9/23 at 105.00 BB+   20,404,832
1,400 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 5.000%,
7/01/45, 144A
7/28 at 100.00 BB-   1,233,344
33,925 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Senior Series
2022A-1, 4.150%, 12/01/57, 144A
12/31 at 100.00 BB   25,581,825
37,730 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Subordinate
Series 2022B, 5.750%, 12/15/57, 144A
12/31 at 100.00 N/R   29,965,166
2,450 Arizona Industrial Development Authority, Arizona, Lease Revenue
Bonds, Children's National Prince County Regional Medical Center,
Series 2020A, 3.000%, 9/01/50
9/30 at 100.00 A1   1,762,260
10,000 Arizona Industrial Development Authority, Arizona, Lease Revenue
Bonds, Greenville University, Series 2022, 6.500%, 11/01/53, 144A
11/32 at 100.00 BB+   9,665,300
11,260 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50,
144A
6/28 at 100.00 N/R   11,620,545
3,970 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/45
2/30 at 100.00 A+   3,072,224
22,350 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 N/R   16,668,183
9,573 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (4)
7/27 at 100.00 N/R   7,371,262
2,000 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project,
Refunding Series 2020, 5.500%, 7/01/40, 144A
7/28 at 100.00 N/R   1,692,260
Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2014:
655 5.000%, 7/15/29, 144A 7/24 at 100.00 N/R   667,078
650 5.000%, 7/15/33, 144A 7/24 at 100.00 N/R   663,332
750 5.000%, 7/15/38, 144A 7/24 at 100.00 N/R   762,187
1,056 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014,
5.375%, 7/01/39, 144A
7/24 at 100.00 N/R   1,047,605
2,055 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, Special Assessment Revenue Bonds, Montecito Assessment
District 2, Series 2015, 5.000%, 7/01/39, 144A
7/25 at 100.00 N/R   1,935,358
7,700 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 N/R   6,679,442
1,655 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Villa Montessori, Inc Project, Series 2023A, 5.500%,
7/01/53
7/32 at 100.00 BBB-   1,660,809

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 2,685 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020, 5.500%, 10/01/51, 144A
10/27 at 103.00 N/R   $ 2,661,909
4,100 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41, (UB) (5)
1/28 at 100.00 AA-   4,031,981
180 Parkway Community Facilities District 1, Prescott Valley, Arizona,
General Obligation Bonds, Series 2006, 5.300%, 7/15/25
7/23 at 100.00 N/R   169,439
3,140 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Tender Option Bond Trust Series 2018-XF0695, 1.885%,
7/01/40, 144A (5)
7/27 at 100.00 N/R   2,976,375
3,130 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46, 144A
7/25 at 100.00 BB   2,881,228
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
3,000 6.500%, 7/01/34, 144A 7/24 at 100.00 Ba2   3,059,400
10,000 6.750%, 7/01/44, 144A 7/24 at 100.00 Ba2   10,145,500
3,005 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015,
5.000%, 7/01/45, 144A
7/25 at 100.00 Ba2   2,796,513
7,500 Phoenix Industrial Development Authority, Arizona, Health Care
Facilities Revenue Bonds, Mayo Clinic, Series 2022, 3.750%, 11/15/57,
(UB) (5)
11/32 at 100.00 AA   6,424,275
Phoenix Industrial Development Authority, Arizona, Lease Revenue
Bonds, Guam Facilities Foundation, Inc. Project, Series 2014:
21,375 5.000%, 2/01/29 2/24 at 100.00 B+   21,346,999
18,375 5.125%, 2/01/34 2/24 at 100.00 B+   18,374,265
22,835 5.375%, 2/01/41 2/24 at 100.00 B+   22,555,043
9,135 Phoenix Industrial Development Authority, Arizona, Multi-Family
Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project,
Series 2016, 5.400%, 10/01/36
10/25 at 101.00 N/R   7,128,041
1,675 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010,
6.625%, 4/01/40
7/23 at 100.00 N/R   1,634,314
Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014:
1,000 7.000%, 5/01/34 5/24 at 100.00 N/R   1,013,720
1,800 7.250%, 5/01/44 5/24 at 100.00 N/R   1,825,074
650 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2019, 5.000%, 6/15/52, 144A
6/25 at 100.00 N/R   579,949
Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Champion Schools Project, Series 2017:
2,870 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R   2,677,308
4,865 6.125%, 6/15/47, 144A 6/26 at 100.00 N/R   4,281,881
Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
3,445 5.250%, 7/01/36 7/26 at 100.00 BB-   3,422,401
5,700 5.375%, 7/01/46 7/26 at 100.00 BB-   5,385,816
6,830 5.500%, 7/01/51 7/26 at 100.00 BB-   6,447,110
13,805 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019,
5.875%, 7/01/51, 144A
7/26 at 103.00 N/R   13,738,874

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,465 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Imagine East Mesa Charter Schools Project,
Series 2019, 5.000%, 7/01/49, 144A
7/26 at 100.00 N/R   $ 1,323,159
Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, LEAD Charter School Project, Series 2014:
1,860 6.750%, 3/01/34 3/24 at 100.00 N/R   1,864,241
4,990 8.750%, 3/01/44 3/24 at 100.00 N/R   5,058,562
8,790 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2014A, 9.000%, 2/01/44
2/24 at 100.00 N/R   8,966,240
2,660 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2016, 6.500%, 2/01/48, 144A
2/24 at 100.00 N/R   2,669,416
11,315 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.750%, 2/01/50, 144A
2/28 at 100.00 N/R   11,581,242
Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020:
1,260 5.000%, 6/15/35, 144A 6/28 at 100.00 N/R   1,218,156
5,115 5.250%, 6/15/50, 144A 6/28 at 100.00 N/R   4,580,380
2,000 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020-1, 5.000%, 6/15/50, 144A
6/28 at 100.00 N/R   1,724,840
Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, The Paideia Academies Project, 2019:
685 5.125%, 7/01/39 7/25 at 100.00 N/R   639,934
1,050 5.250%, 7/01/49 7/25 at 100.00 N/R   939,382
5,770 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 BB   5,598,573
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
80 5.250%, 12/01/28 No Opt. Call BBB+   84,273
21,530 5.500%, 12/01/37, 144A No Opt. Call Ba3   23,424,425
16,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R   11,500,960
7,505 Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, AmeriSchools Academy Project, Series 2022,
6.000%, 6/15/57, 144A
6/29 at 103.00 N/R   7,190,766
Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A:
2,140 6.000%, 10/01/37, 144A 10/27 at 100.00 N/R   1,522,289
2,665 6.125%, 10/01/47, 144A 10/27 at 100.00 N/R   1,678,923
3,085 6.125%, 10/01/52, 144A 10/27 at 100.00 N/R   1,885,367
4,340 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Series 2012, 5.125%, 3/01/42, 144A
7/23 at 100.00 BB+   4,055,253
Total Arizona 454,626,140
Arkansas - 0.7%
26,440 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   26,484,419

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas (continued)
$ 13,250 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 BB-   $ 13,457,495
35,280 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 BB-   32,002,488
51,085 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 BB-   48,162,938
Total Arkansas 120,107,340
California - 15.5%
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C:
9,400 5.400%, 10/01/49 - AGM Insured 10/37 at 100.00 BBB   4,793,624
15,440 5.450%, 10/01/52 - AGM Insured 10/37 at 100.00 BBB   7,792,877
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Senior Lien Series 2022B:
23,750 5.300%, 10/01/47 10/37 at 100.00 A-   12,091,600
5,720 5.350%, 10/01/48 10/37 at 100.00 A-   2,903,415
20,430 5.375%, 10/01/49 10/37 at 100.00 A-   10,344,322
11,890 5.400%, 10/01/50 10/37 at 100.00 A-   5,998,861
1,985 Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C, 0.000%, 9/01/35 - AGM
Insured
No Opt. Call AA   1,241,677
Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A:
300 5.250%, 3/01/36 3/26 at 100.00 BBB   306,798
9,075 5.000%, 3/01/41 3/26 at 100.00 BBB   9,091,335
10,900 5.000%, 3/01/46 3/26 at 100.00 BBB   10,654,968
3,415 Antioch Unified School District, Contra Costa County, California,
General Obligation Bonds, School Facilities Improvement District 1,
Tender Option Bond Trust 2016-XG0071, 5.519%, 8/01/47, 144A, (IF)
(5)
8/23 at 100.00 A+   3,428,865
Bakersfield City School District, Kern County, California, General
Obligation Bonds, Election 2016 Series 2017A:
4,890 4.000%, 11/01/42, (UB) (5) 11/26 at 100.00 A+   4,903,399
3,750 4.000%, 11/01/46, (UB) (5) 11/26 at 100.00 A+   3,742,275
1,700 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 0.000%, 5/01/42 (6)
5/40 at 100.00 A+   1,218,526
4,210 Banning Unified School District, Riverside County, California, General
Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 -
AGM Insured, (UB) (5)
8/27 at 100.00 AA   4,200,022
19,315 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2014S-6, 5.000%, 10/01/54, (Pre-
refunded 10/01/24), (UB) (5)
10/24 at 100.00 A1  (7) 19,787,831
1,895 Blythe Redevelopment Agency, California, Tax Allocation Bonds,
Redevelopment Project 1, Series 2011, 9.750%, 5/01/38
7/23 at 100.00 N/R   1,902,372
4,155 Calexico Unified School District, Imperial County, California, General
Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/46 -
AGM Insured, (UB) (5)
8/27 at 100.00 AA   4,145,153
5,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory
Put 10/01/31)
10/30 at 100.65 Baa1   5,233,600

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 8,580 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R   $ 6,626,162
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50,
144A
8/32 at 100.00 N/R   1,469,920
27,860 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R   19,742,432
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R   826,620
13,985 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R   10,616,013
2,905 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R   2,172,068
10,035 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R   8,327,444
10,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Fresno County Tobacco Funding Corporation,
Subordinate Turbo Capital Series 2006A, 0.000%, 6/01/46
7/23 at 23.15 N/R   2,311,000
14,700 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 0.000%, 6/01/57
7/23 at 14.66 N/R   2,150,757
60,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding
Corporation, Series 2006A, 0.000%, 6/01/46
7/23 at 27.35 N/R   15,048,600
28,600 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding
Corporation, Subordinate Turbo Capital Appreciation Series 2006B,
0.000%, 6/01/46
7/23 at 26.60 N/R   7,383,662
8,325 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subpordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 N/R   1,815,766
2,500 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R   1,705,450
32,120 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R   32,390,129
California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2016B:
22,820 5.000%, 11/15/46, (Pre-refunded 11/15/26), (UB) 11/26 at 100.00 N/R  (7) 24,450,717
33,090 5.000%, 11/15/46, (UB) 11/26 at 100.00 A+   34,109,834
27,515 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48,
(UB) (5)
11/27 at 100.00 A+   26,966,901
24,760 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42, (UB) (5)
11/27 at 100.00 A+   24,771,390
6,435 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Refunding Series 2016A, 4.000%,
3/01/39, (UB) (5)
3/26 at 100.00 A-   6,071,551

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A:
$ 39,495 4.000%, 8/15/48, (UB) (5) 8/31 at 100.00 AA-   $ 38,834,249
29,910 4.000%, 8/15/48 - BAM Insured, (UB) (5) 8/31 at 100.00 Aa3   29,641,109
California Health Facilities Financing Authority, Revenue Bonds, El
Camino Hospital, Series 2017:
3,810 5.000%, 2/01/42, (UB) (5) 2/27 at 100.00 A1   3,943,540
6,830 5.000%, 2/01/47, (UB) (5) 2/27 at 100.00 A1   7,035,788
California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2:
10,000 4.000%, 11/01/38, (UB) (5) 11/27 at 100.00 AA-   10,080,100
32,000 4.000%, 11/01/44 11/27 at 100.00 AA-   31,560,320
97,600 4.000%, 11/01/44, (UB) (5) 11/27 at 100.00 AA-   96,258,976
42,070 5.000%, 11/01/47, (UB) (5) No Opt. Call AA-   47,973,683
9,250 4.000%, 11/01/51, (UB) 11/27 at 100.00 AA-   9,002,933
5,300 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital at Stanford, Refunding Forward
Delivery Series 2022A, 4.000%, 5/15/46, (UB) (5)
5/32 at 100.00 A+   5,206,879
540 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Tender Option Bond Trust 2015-
XF0152, 6.754%, 8/15/43, 144A, (IF) (5)
8/24 at 100.00 A+   576,752
California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-XF0120:
261 21.938%, 10/01/38, 144A, (IF) (5) 10/24 at 100.00 AA-   284,655
199 21.938%, 10/01/38, (Pre-refunded 10/01/24), 144A, (IF) (5) 10/24 at 100.00 N/R  (7) 217,035
845 6.036%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA-   865,914
3,150 6.040%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA-   3,228,246
2,000 6.040%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA-   2,049,680
2,000 6.040%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA-   2,049,680
14,345 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A, 4.000%,
10/01/47, (UB) (5)
10/26 at 100.00 A   13,754,560
10,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A, 4.000%,
10/01/47 , (WI/DD)
10/26 at 100.00 A   9,588,400
29,020 California Health Facilities Financing Authority, Revenue Bonds,
Stanford Health Care, Series 2020A, 4.000%, 8/15/50, (UB) (5)
8/30 at 100.00 AA-   28,527,531
3,335 California Health Facilities Financing Authority, Revenue Bonds,
Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54, (UB)
(5)
8/25 at 100.00 AA-   3,403,768
1,585 California Housing Finance Agency, Multifamily Housing Revenue
Bonds, Redwood Gardens Apartments, Subordinate Lien Series
2021N-S, 4.000%, 3/01/37, 144A
3/31 at 100.00 N/R   1,301,285
6,085 California Infrastructure and Economic Development Bank, Revenue
Bonds, Academy of Motion Picture Arts and Sciences Obligated
Group, Series 2015A, 4.000%, 11/01/45, (UB) (5)
11/23 at 100.00 Aa2   6,084,574
1,500 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45
7/23 at 102.00 BB   1,450,215
California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A:
640 5.500%, 6/01/38, 144A 6/26 at 100.00 BB   642,003
1,595 5.500%, 6/01/48, 144A 6/26 at 100.00 BB   1,561,042
1,550 5.500%, 6/01/53, 144A 6/26 at 100.00 BB   1,503,485
1,150 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A,
5.000%, 6/01/48, 144A
6/28 at 100.00 Ba1   1,032,286

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,800 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Nova Academy Project, Series 2016A, 5.000%, 6/15/46, 144A
6/26 at 100.00 BB   $ 6,478,564
California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B:
1,515 5.000%, 10/01/49, 144A 10/27 at 100.00 N/R   1,377,120
1,650 5.000%, 10/01/57, 144A 10/27 at 100.00 N/R   1,463,286
2,000 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44
7/23 at 102.00 BB   1,847,160
1,680 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49,
144A
8/24 at 100.00 BB-   1,691,222
850 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45,
144A
8/26 at 100.00 N/R   865,019
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 N/R   1,275,245
5,350 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51, (UB) (5)
2/32 at 100.00 BBB+   4,920,823
California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2012A:
500 6.625%, 1/01/32, 144A 7/23 at 100.00 N/R   494,265
515 6.875%, 1/01/42, 144A 7/23 at 100.00 N/R   496,120
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.000%, 1/01/35
1/25 at 100.00 N/R   1,093,210
9,350 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 4.000%, 12/31/47 - AGM Insured,
(AMT), (UB) (5)
6/28 at 100.00 BBB-   8,881,565
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 4.000%, 12/31/47 - AGM Insured,
(AMT)
6/28 at 100.00 BBB-   949,900
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 N/R   7,056,350
3,720 California Municipal Finance Authority, Special Tax Revenue Bonds,
Bold Program, Series 2022A, 5.250%, 9/01/52
9/29 at 103.00 N/R   3,780,227
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series
2022, 5.250%, 9/01/52
9/29 at 103.00 N/R   2,191,795
12,190 California Municipal Finance Authority, Student Housing Revenue
Bonds, CHF-Davis II, LLC - Orchard Park Student Housing Project,
Series 2021, 3.000%, 5/15/54 - BAM Insured, (UB) (5)
5/31 at 100.00 Baa3   9,089,352
5,600 California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A (4)
No Opt. Call N/R   336,000
2,000 California Pollution Control Financing Authority Water Furnishing
Revenue Bonds (Poseidon Resources (Channelside) LP Desalination
Project), Series 2023 (AMT), 5.000%, 7/01/38, (AMT), 144A
7/33 at 100.00 Baa3   2,091,200
3,310 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016,
7.000%, 12/01/27, (AMT), 144A (4)
12/23 at 102.00 N/R   331,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,500 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination
Project, Series 2012, 5.000%, 11/21/45, (AMT), 144A
1/24 at 100.00 Baa3   $ 1,489,920
7,910 California Public Finance Authority, Charter School Lease Revenue
Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%,
7/01/55, 144A
7/28 at 100.00 N/R   6,345,956
California Public Finance Authority, Charter School Lease Revenue
Bonds, Laverne Elementary Preparatory Academy Project, Series
2019A:
870 5.000%, 6/15/39, 144A 7/23 at 100.00 N/R   818,887
1,000 5.000%, 6/15/49, 144A 7/23 at 100.00 N/R   894,550
California Public Finance Authority, Charter School Lease Revenue
Bonds, Multicultural Learning Center Project, Series 2017A:
2,055 6.125%, 6/15/37 6/27 at 100.00 N/R   2,088,990
3,025 6.250%, 6/15/47 6/27 at 100.00 N/R   3,048,958
20,000 California Public Finance Authority, Revenue Bonds, Sharp HealthCare,
Series 2017A, 4.000%, 8/01/47, (UB) (5)
2/28 at 100.00 Aa3   19,415,000
California Public Finance Authority, Revenue Bonds, Sharp HealthCare,
Tender Option Bond Trust Series 2022-XF3006:
2,000 1.461%, 8/01/47, 144A (5) 7/23 at 82.73 AA   1,707,500
1,800 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties
LLC Claremont Colleges Project, Refunding Series 2023A, 5.500%,
7/01/50, 144A
7/33 at 105.00 N/R   1,807,290
California School Finance Authority Charter School Facility Revenue
Bonds, Grimmway Schools-Obligated Group, Series 2016A:
2,350 5.000%, 7/01/36, 144A 7/26 at 100.00 BB+   2,362,267
2,360 5.000%, 7/01/46, 144A 7/26 at 100.00 BB+   2,287,855
2,755 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A,
5.000%, 6/01/42, 144A
6/26 at 100.00 N/R   2,560,525
California School Finance Authority Charter School Revenue Bonds,
Hawking STEAM Charter School Project, Series 2022A:
2,250 5.250%, 7/01/52, 144A 7/29 at 100.00 BB+   2,150,100
995 5.375%, 7/01/56, 144A 7/29 at 100.00 BB+   960,025
1,775 5.500%, 7/01/62, 144A 7/29 at 100.00 BB+   1,730,501
6,930 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 N/R   6,654,047
730 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Taxable Series 2020B,
6.000%, 6/01/31, 144A
6/28 at 102.00 N/R   655,722
California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A:
2,010 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R   1,633,607
1,100 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R   838,541
1,890 California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/61, 144A
6/31 at 100.00 N/R   1,277,508
California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2016A:
5,545 5.750%, 6/01/42 6/26 at 100.00 N/R   5,639,376
5,065 5.875%, 6/01/52 6/26 at 100.00 N/R   5,133,985

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,000 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A,
5.000%, 6/01/49, 144A
6/26 at 100.00 N/R   $ 936,560
California School Finance Authority, Charter School Revenue Bonds,
Arts in Action Charter Schools - Obligated Group, Series 2020A:
1,175 5.000%, 6/01/40, 144A 6/27 at 100.00 N/R   907,276
1,850 5.000%, 6/01/50, 144A 6/27 at 100.00 N/R   1,321,529
California School Finance Authority, Charter School Revenue Bonds,
CIty Charter School Obligated Group, Series 2016A:
2,525 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R   2,357,921
2,930 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R   2,614,351
1,550 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Vista Project, Series 2021A, 4.000%, 10/01/46,
144A
10/28 at 101.00 BBB-   1,315,733
California School Finance Authority, Charter School Revenue Bonds,
Escuela Popular Charter School, Series 2017:
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 N/R   1,269,762
4,825 6.500%, 7/01/50, 144A 7/27 at 100.00 N/R   4,870,307
1,680 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47, 144A
5/27 at 100.00 N/R   1,655,472
1,135 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/55,
144A
6/27 at 100.00 N/R   1,091,234
1,460 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2017A, 5.250%,
6/01/52, 144A
6/26 at 100.00 N/R   1,365,392
610 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools Obligated Group, Series 2017G, 5.000%,
6/01/47, 144A
6/27 at 100.00 N/R   561,310
California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not Academy Obligated Group, Series 2021A:
5,410 4.000%, 6/01/51, 144A 6/27 at 100.00 N/R   3,889,844
9,050 4.000%, 6/01/61, 144A 6/27 at 100.00 N/R   6,155,539
California School Finance Authority, Charter School Revenue Bonds,
Santa Clarita Valley International School Project, Series 2021A:
800 4.000%, 6/01/51 6/31 at 100.00 N/R   612,000
1,300 4.000%, 6/01/61 6/31 at 100.00 N/R   945,763
10,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R   7,408,700
California School Finance Authority, Charter School Revenue Bonds,
Valley International Preparatory High School Project, Series 2022A:
4,810 5.125%, 3/01/52, 144A 3/31 at 100.00 N/R   3,829,433
3,750 5.250%, 3/01/62, 144A 3/31 at 100.00 N/R   2,928,263
California School Finance Authority, Educational Facilities Revenue
Bonds, New Designs Charter School Project, Series 2014A:
1,205 5.750%, 6/01/34, 144A 6/24 at 100.00 BB+   1,219,870
2,390 6.000%, 6/01/44, 144A 6/24 at 100.00 BB+   2,409,502
1,300 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.750%, 11/01/45, 144A
11/24 at 100.00 N/R   1,317,992
690 California School Finance Authority, School Facility Revenue Bonds,
KIPP LA Projects, Series 2014A, 5.125%, 7/01/44, 144A
7/24 at 100.00 BBB   693,478

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California School Finance Authority, School Facility Revenue Bonds,
Value Schools, Series 2016A:
$ 1,280 5.750%, 7/01/41, 144A 7/26 at 100.00 BBB-   $ 1,321,946
2,250 6.000%, 7/01/51, 144A 7/26 at 100.00 BBB-   2,322,360
5,260 California State University, Systemwide Revenue Bonds, Series 2020C,
4.000%, 11/01/45, (UB) (5)
11/30 at 100.00 AA-   5,262,051
California State, General Obligation Bonds, Refunding Various Purpose
Series 2021:
3,000 3.000%, 12/01/46 12/30 at 100.00 AA-   2,446,740
1,000 3.000%, 12/01/49 12/30 at 100.00 AA-   793,940
3,055 California State, General Obligation Bonds, Various Purpose Series
2015, 4.000%, 8/01/45, (UB) (5)
8/25 at 100.00 AA-   3,055,794
10,000 California State, General Obligation Bonds, Various Purpose Series
2017, 5.000%, 8/01/46, (UB)
8/26 at 100.00 AA-   10,480,900
3,230 California State, General Obligation Bonds, Various Purpose Series
2023, 4.000%, 10/01/50
4/33 at 100.00 AA-   3,247,507
750 California State, General Obligation Bonds, Various Purpose, Tender
Option Bond Trust 2015-XF1041, 2.560%, 11/01/44, (Pre-refunded
11/01/24), 144A, (IF) (5)
11/24 at 100.00 AA-  (7) 750,683
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
14,465 5.250%, 12/01/44 12/24 at 100.00 BB   14,341,324
46,815 5.500%, 12/01/54 12/24 at 100.00 BB   46,811,255
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
8,665 5.000%, 12/01/41, 144A 6/26 at 100.00 BB   8,537,364
20,395 5.250%, 12/01/56, 144A 6/26 at 100.00 BB   19,739,301
440 California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Tender Option Bond
Trust 2015-XF1035, 9.853%, 5/15/24, (Pre-refunded 11/15/24) - AGM
Insured, 144A, (IF) (5)
11/24 at 100.00 AA  (7) 503,127
8,150 California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A, 5.000%, 6/01/46, 144A
6/26 at 100.00 N/R   7,683,168
1,890 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-01 Improvement Area 2
University District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R   1,921,469
California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A:
3,245 5.375%, 9/01/35 9/25 at 100.00 N/R   3,339,397
3,285 5.625%, 9/01/45 9/25 at 100.00 N/R   3,355,693
2,665 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series
2022, 5.500%, 9/01/52
9/32 at 100.00 N/R   2,701,857
California Statewide Communities Development Authority, Special
Tax Bonds, Community Facilities District 2020-02 Improvement Area 2
Atwell, Series 2022:
500 5.125%, 9/01/42 9/32 at 100.00 N/R   506,070
1,310 5.250%, 9/01/52 9/32 at 100.00 N/R   1,314,978
1,400 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2022-03 Sheldon Farms, Series
2023, 5.000%, 9/01/53
9/30 at 103.00 N/R   1,345,162

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,955 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
7/23 at 100.00 N/R   $ 1,885,226
California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A:
32 5.750%, 7/01/24 (4),(8) 9/23 at 100.00 N/R   31,874
154 5.750%, 7/01/30 (4),(8) 9/23 at 100.00 N/R   153,644
242 5.750%, 7/01/35 (4),(8) 9/23 at 100.00 N/R   241,793
209 5.500%, 7/01/39 (4),(8) 9/23 at 100.00 N/R   209,415
42 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005H, 5.750%,
7/01/25 (4),(8)
9/23 at 100.00 N/R   42,044
12,745 Central Unified School District, Fresno County, California, General
Obligation Bonds, 2020 Election Series 2021A, 4.000%, 8/01/48 -
AGM Insured
8/31 at 100.00 Aa3   12,719,892
5,360 Chaffey Joint Union High School District, San Bernardino County,
California, General Obligation Bonds, Election 2012 Series 2019D,
4.000%, 8/01/49
8/28 at 100.00 AA-   5,277,402
500 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Solana at Grand, Junior Series 2021A-2, 4.000%, 8/01/45,
144A
2/32 at 100.00 N/R   409,335
155 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
7/23 at 100.00 N/R   155,081
2,500 Contra Costa Community College District, Contra Costa County,
California, General Obligation Bonds, Tender Option Trust 2015-
XF0229, 6.425%, 8/01/23, 144A, (IF) (5)
No Opt. Call AA+  (7) 2,513,425
500 Corona, California, Special Tax Bonds, Community Facilities District
2018-2 Sierra Bella, Series 2022A, 5.000%, 9/01/42
9/29 at 103.00 N/R   507,400
18,135 Cotati-Rohnert Park Unified School District, Sonoma County, California,
General Obligation Bonds, 2014 Election Series 2017A, 4.000%,
8/01/46, (Pre-refunded 8/01/24) - BAM Insured, (UB)
8/26 at 100.00 A1  (7) 18,092,020
1,500 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine
Lien Series 2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R   1,140,345
45,255 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 N/R   33,517,663
7,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A,
5.000%, 1/01/54, 144A
1/31 at 100.00 N/R   6,025,600
5,025 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%,
8/01/56, 144A
8/31 at 100.00 N/R   3,452,929
1,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2, 4.000%, 10/01/56, 144A
10/31 at 100.00 N/R   735,980
9,735 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Series
2021B, 4.000%, 7/01/58, 144A
7/32 at 100.00 N/R   6,750,833
10,540 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2, 4.000%, 9/01/56, 144A
9/31 at 100.00 N/R   7,933,880

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 3,050 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%,
8/01/56, 144A
8/31 at 100.00 N/R   $ 2,344,962
4,825 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine
Senior Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R   3,434,290
1,210 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Towne-Glendale, Mezzanine Lien Social
Series 2022B, 5.000%, 9/01/37, 144A
9/32 at 100.00 N/R   1,210,799
4,375 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien
Series 2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R   2,961,437
21,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments,
Mezzanine Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R   14,506,170
8,400 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments,
Senior Lien Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R   5,508,636
38,280 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien
Series 2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R   29,222,569
8,030 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien
Series 2021B, 4.000%, 12/01/59
6/32 at 100.00 N/R   5,218,295
30 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series
2021A-1, 3.000%, 12/01/49
6/32 at 100.00 N/R   20,349
1,600 Dixon, California, Special Tax Bonds, Community Facilities District 2019-
1 Homestead, Improvement Area 2, Series 2023, 5.000%, 9/01/53
9/29 at 103.00 N/R   1,539,664
Downey Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2022 Series 2023A:
17,580 4.000%, 8/01/48 8/33 at 100.00 Aa2   17,245,277
18,035 4.000%, 8/01/52 8/33 at 100.00 Aa2   17,530,200
1,000 Eastern Municipal Water District, California, Special Tax Bonds,
Community Facilities District 2021-91 Prairie Crossings, Series 2023,
5.000%, 9/01/52
9/30 at 103.00 N/R   1,003,390
Elk Grove Unified School District, Sacramento County, California,
General Obligation Bonds, Election of 2016, Series 2023:
9,370 4.000%, 8/01/42 8/30 at 100.00 Aa2   9,325,680
9,950 4.000%, 8/01/45 8/30 at 100.00 Aa2   9,841,047
3,460 Fairfield, California, Special Tax Bonds, Community Facilities District
2007-1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
9/23 at 100.00 N/R   3,479,376
2,295 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%,
1/15/46
1/31 at 100.00 Baa2   2,225,576
9,550 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Crossover Refunding Series 2016B, 0.000%,
8/01/43
8/26 at 54.52 Aa3   4,046,526
2,500 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2020 Series 2021A, 3.000%, 8/01/55
8/29 at 100.00 Aa3   1,888,600
Glendale Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Taxable Refunding Series
2020B:
2,650 0.000%, 8/01/42 2/30 at 68.75 AA-   1,134,280

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,875 0.000%, 8/01/43 2/30 at 66.54 AA-   $ 762,375
1,765 0.000%, 8/01/44 2/30 at 64.38 AA-   681,255
6,215 0.000%, 2/01/45 2/30 at 63.32 AA-   2,339,077
4,095 4.000%, 8/01/50 (5) 8/29 at 100.00 AA-   4,049,095
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A:
13,595 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (7) 14,141,655
11,090 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 A+  (7) 11,535,929
1,229,485 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-
2, 0.000%, 6/01/66
12/31 at 27.75 N/R   134,185,993
6,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+   6,254,580
18,770 Hayward Area Recreation and Park District, California, General
Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/46,
(UB) (5)
8/27 at 100.00 AA+   18,744,097
44,380 Hayward Unified School District, Alameda County, California, General
Obligation Bonds, Election 2014, Series 2017, 4.000%, 8/01/42 -
AGM Insured, (UB) (5)
8/26 at 100.00 AA   44,345,827
9,275 Hayward Unified School District, Alameda County, California, General
Obligation Bonds, Refunding Series 2019, 4.000%, 8/01/43 - BAM
Insured, (UB) (5)
8/28 at 100.00 A+   9,242,723
5,760 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Augusta Communities Mobile Home Park, Refunding
Series 2022A, 5.250%, 5/15/56
5/32 at 100.00 A+   5,991,322
160 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series
2008A, 5.250%, 8/15/28
7/23 at 100.00 A   160,358
279,500 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
7/23 at 20.50 CCC   57,171,725
Lammersville Joint Unified School District, California, Special Tax Bonds,
Community Facilities District  2007-1 Mountain House - Shea Homes
Improvement Area 1, Series 2013:
1,500 6.000%, 9/01/38 9/23 at 100.00 N/R   1,504,395
1,000 6.000%, 9/01/43 9/23 at 100.00 N/R   1,002,440
Lathrop, California, Special Tax Bonds, Community Facilities District
2018-1 Central Lathrop Specific Plan Improvement Areas 1, Series
2019:
1,945 5.400%, 9/01/38 9/26 at 103.00 N/R   1,966,512
3,095 5.500%, 9/01/43 9/26 at 103.00 N/R   3,123,629
4,830 5.600%, 9/01/49 9/26 at 103.00 N/R   4,870,427
Lathrop, California, Special Tax Bonds, Community Facilities District
2018-1 Central Lathrop Specific Plan Improvement Areas 2, Series
2019:
1,220 5.400%, 9/01/38 9/26 at 103.00 N/R   1,233,493
1,945 5.500%, 9/01/43 9/26 at 103.00 N/R   1,962,991
3,665 5.600%, 9/01/49 9/26 at 103.00 N/R   3,695,676
Lathrop, California, Special Tax Bonds, Community Facilities District
2018-1 Central Lathrop Specific Plan Improvement Areas 3, Series
2019:
2,410 5.400%, 9/01/38 9/26 at 103.00 N/R   2,436,654
3,820 5.500%, 9/01/43 9/26 at 103.00 N/R   3,855,335
7,205 5.600%, 9/01/49 9/26 at 103.00 N/R   7,265,306

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Lathrop, California, Special Tax Bonds, Community Facilities District
2018-1, Central Lathrop Specific Plan Improvement Areas 4, Series
2019:
$ 860 5.400%, 9/01/38 9/26 at 103.00 N/R   $ 869,512
1,360 5.500%, 9/01/43 9/26 at 103.00 N/R   1,372,580
2,565 5.600%, 9/01/49 9/26 at 103.00 N/R   2,586,469
5,000 Lennox School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2017, 4.000%, 8/01/47 - AGM
Insured
2/27 at 100.00 AA   4,965,150
20,925 Long Beach Community College District, California, General Obligation
Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49 -
BAM Insured, (UB) (5),(6)
8/42 at 100.00 AA   14,229,209
10,255 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2017E, 4.000%,
8/01/44 - BAM Insured, (UB) (5)
8/26 at 100.00 AA   10,250,283
Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2016, Series 2017A:
10,450 4.000%, 8/01/40, (UB) (5) 8/26 at 100.00 Aa2   10,450,836
13,045 4.000%, 8/01/41, (UB) (5) 8/26 at 100.00 Aa2   13,029,215
14,760 4.000%, 8/01/42, (UB) (5) 8/26 at 100.00 AA   14,774,170
3,465 4.000%, 8/01/43 8/26 at 100.00 Aa2   3,457,689
32,355 4.000%, 8/01/45 - BAM Insured, (UB) (5) 8/26 at 100.00 AA   32,234,316
11,155 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2016, Series 2023C, 4.000%,
8/01/53
8/33 at 100.00 AA-   10,920,187
1,765 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 0.000%, 8/01/42 (6)
8/29 at 100.00 Aa3   1,858,598
2,000 Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series
2022, 5.000%, 9/01/52
9/29 at 103.00 N/R   2,001,860
7,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022G,
4.000%, 5/15/47, (AMT), (UB) (5)
11/31 at 100.00 AA   6,775,650
13,600 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2020C, 4.000%,
5/15/50, (AMT), (UB) , (WI/DD) (5)
5/30 at 100.00 AA   13,070,416
6,300 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2016B,
5.000%, 5/15/46, (AMT), (UB) (5)
5/26 at 100.00 AA-   6,397,020
8,295 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019F, 3.000%,
5/15/49, (AMT) , (WI/DD)
5/29 at 100.00 AA-   6,128,097
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D:
3,660 4.000%, 5/15/41 No Opt. Call AA-   3,611,929
12,125 5.000%, 5/15/46, (AMT), (UB) (5) 11/31 at 100.00 AA-   12,750,771
1,750 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2022A,
4.000%, 5/15/49, (AMT)
5/32 at 100.00 AA-   1,674,645
6,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2022B,
4.000%, 5/15/48, (UB) (5)
5/32 at 100.00 AA-   5,909,340

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,715 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Tender Option Bond Trust 3345. As Of 6/4/2015
Converted to Trust 2015-XF2047, 5.880%, 7/01/43, 144A, (IF)
1/24 at 100.00 AA-   $ 1,752,987
16,145 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 4.000%, 7/01/47, (UB) (5)
1/27 at 100.00 Aa2   16,158,400
5,000 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2022A, 4.000%, 6/01/52, (UB) (5)
6/32 at 100.00 AA   4,937,500
8,000 Lucia Mar Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Election 2016 Series 2017A, 4.000%,
8/01/46, (UB) (5)
8/27 at 100.00 Aa2   7,981,040
18,700 Lucia Mar Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Election 2016 Series 2018B, 4.000%,
8/01/47, (UB) (5)
8/28 at 100.00 Aa2   18,569,661
8,000 Madera Unified School District, Madera County, California, General
Obligation Bonds, Election 2014 Series 2017, 4.000%, 8/01/46 - BAM
Insured, (UB) (5)
8/27 at 100.00 Aa3   8,010,000
12,500 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47, (UB) (5)
8/27 at 100.00 AA-   12,412,875
6,000 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2016A, 4.000%,
8/01/46, (UB) (5)
8/26 at 100.00 A1   5,955,420
1,075 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38
9/24 at 100.00 N/R   1,086,320
3,902 Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Refunding Series 2005, 1.363%,
9/01/28 (4)
9/23 at 100.00 N/R   1,521,824
2,305 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51 (6)
8/37 at 100.00 AA   1,639,293
970 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2013C,
5.550%, 8/01/43
8/38 at 100.00 AA   666,157
Palmdale Community Redevelopment Agency, California, Tax Allocation
Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230 0.000%, 12/01/31 - AMBAC Insured No Opt. Call AA   913,792
1,225 0.000%, 12/01/32 - AMBAC Insured No Opt. Call AA   870,754
8,910 Palmdale School District, Los Angeles County, California, General
Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46, (UB)
(5)
8/27 at 100.00 Aa3   8,888,883
16,145 Patterson Public Finance Authority, California, Revenue Bonds,
Community Facilities District 2001-1, Senior Series 2013A, 5.750%,
9/01/39
9/23 at 100.00 N/R   16,182,133
2,590 Patterson Public Finance Authority, California, Revenue Bonds,
Community Facilities District 2001-1, Subordinate Lien Series 2013B,
5.875%, 9/01/39
9/23 at 100.00 N/R   2,596,449
Pomona Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2017A:
12,635 4.000%, 8/01/42 - BAM Insured, (UB) 8/26 at 100.00 AA   12,668,862
9,485 4.000%, 8/01/46 - BAM Insured, (UB) 8/26 at 100.00 AA   9,462,520
2,985 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Faciliteis Improvement
District 2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call AA   982,901

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate
Series 2022B-2:
$ 3,665 5.000%, 9/01/42 9/29 at 103.00 N/R   $ 3,526,023
7,000 5.250%, 9/01/47 9/29 at 103.00 N/R   6,892,130
5,410 5.000%, 9/01/52 9/29 at 103.00 N/R   5,088,917
1,250 Riverside County Asset Leasing Corporation, California, Lease Revenue
Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020,
9.632%, 11/01/45, 144A, (IF) (5)
11/25 at 100.00 A+   1,518,250
Riverside County Redevelopment Agency, California, Tax Allocation
Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien
Series 2011E:
7,100 0.000%, 12/01/41 No Opt. Call A-   3,074,655
7,075 0.000%, 12/01/42 No Opt. Call A-   2,902,731
7,050 0.000%, 12/01/43 No Opt. Call A-   2,743,508
5,600 0.000%, 12/01/44 No Opt. Call A-   2,065,560
20,000 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47, (UB) (5)
6/31 at 100.00 BBB   18,784,000
Rocklin Unified School District, Placer County, California, Special Tax
Bonds, Community Facilities District 2, Series 2007:
550 0.000%, 9/01/36 - NPFG Insured No Opt. Call Baa2   325,166
660 0.000%, 9/01/37 - NPFG Insured No Opt. Call Baa2   367,567
1,000 Roseville, California, Special Tax Bonds, Community Facilities District 1
Ranch at Sierra Vista, Public Facilities Series 2023, 5.000%, 9/01/48 ,
(WI/DD)
No Opt. Call N/R   1,007,050
Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100:
3,000 7.343%, 12/01/30 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA-   4,632,180
2,500 7.343%, 12/01/30 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA-   3,860,150
6,580 7.667%, 12/01/33 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA-   11,666,077
4,795 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
9/23 at 100.00 N/R   4,808,474
Sacramento, California, Special Tax Bonds, Community Facilities District
2018-01 Railyards, Improvements Series 2022:
2,150 5.250%, 9/01/42, 144A 9/29 at 103.00 N/R   2,189,366
4,000 5.250%, 9/01/47, 144A 9/29 at 103.00 N/R   4,039,080
2,250 5.375%, 9/01/52, 144A 9/29 at 103.00 N/R   2,277,203
4,928 San Bernardino City, California, Pension Obligation Bonds, Taxable
Series 2020A, 6.750%, 12/15/46, 144A
6/29 at 100.00 BBB   4,955,153
1,800 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call Baa2   1,836,504
2,900 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2019B, 4.000%, 7/01/44, (AMT),
(UB) (5)
7/29 at 100.00 0   2,773,937
San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B:
13,205 4.000%, 7/01/46, (AMT), (UB) (5) 7/31 at 100.00 N/R   12,520,849
23,370 4.000%, 7/01/51 - AGM Insured, (AMT), (UB) (5) 7/31 at 100.00 A1   21,905,402
19,840 4.000%, 7/01/56, (AMT) 7/31 at 100.00 A2   18,175,226
4,800 4.000%, 7/01/56, (AMT), (UB) (5) 7/31 at 100.00 A2   4,397,232
16,670 5.000%, 7/01/56, (AMT), (UB) (5) 7/31 at 100.00 A2   17,246,615

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 20,000 San Diego Unified School District, San Diego County, California,
General Obligation Bonds, Election of 2012 Series 2017I, 4.000%,
7/01/47, (UB) (5)
7/27 at 100.00 Aa2   $ 19,774,800
12,350 San Diego Unified School District, San Diego County, California,
General Obligation Bonds, Refunding Series 2012R-2, 0.000%,
7/01/41, (UB) (5),(6)
7/40 at 100.00 AA-   11,515,264
San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2022A:
17,460 4.000%, 5/01/52, (AMT), (UB) (5) 5/32 at 100.00 N/R   16,361,941
19,500 5.000%, 5/01/52, (AMT), (UB) (5) 5/32 at 100.00 A1   20,439,315
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D:
31,045 5.000%, 5/01/43, (AMT), (UB) (5) 5/28 at 100.00 A+   32,075,694
43,630 5.000%, 5/01/48, (AMT), (UB) (5) 5/28 at 100.00 A+   44,835,061
106,295 5.250%, 5/01/48, (AMT), (UB) (5) 5/28 at 100.00 A+   110,375,665
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A:
42,265 5.000%, 5/01/44, (AMT), (UB) (5) 5/29 at 100.00 A+   43,844,866
33,525 4.000%, 5/01/49, (AMT), (UB) (5) 5/29 at 100.00 A+   31,780,694
17,000 5.000%, 5/01/49, (AMT), (UB) (5) 5/29 at 100.00 A+   17,538,390
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E:
37,450 4.000%, 5/01/50, (AMT), (UB) (5) 5/29 at 100.00 A+   35,361,788
4,000 5.000%, 5/01/50, (AMT) 5/29 at 100.00 A+   4,123,080
38,160 5.000%, 5/01/50, (AMT), (UB) (5) 5/29 at 100.00 A+   39,334,183
17,000 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2020C-1, 4.000%,
8/01/45, (UB) (5)
8/29 at 100.00 A+   16,921,120
9,290 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2022D-1, 4.000%,
8/01/47, (UB) (5)
2/32 at 100.00 Aaa   9,184,930
2,000 San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment Revenue
Bonds, Facilities Increment Series 2022A, 5.000%, 9/01/52, 144A
9/32 at 100.00 N/R   1,915,220
5,855 San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, WSIP Green Series 2020A, 4.000%, 11/01/50,
(UB) (5)
11/30 at 100.00 AA-   5,784,272
San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Subordinate Series 2016D:
2,750 0.000%, 8/01/26, 144A 7/23 at 86.86 N/R   2,391,757
8,905 0.000%, 8/01/31, 144A 7/23 at 68.02 N/R   6,067,778
17,120 0.000%, 8/01/43, 144A 7/23 at 37.24 N/R   6,423,938
San Francisco Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 6, Mission Bay South, Series 2005B:
1,375 0.000%, 8/01/30 8/23 at 66.43 N/R   911,089
3,020 0.000%, 8/01/34 8/23 at 52.30 N/R   1,575,534
20,035 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%,
7/01/51 - BAM Insured, (UB) (5),(6)
9/41 at 100.00 AA+   14,334,241
7,030 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%,
9/01/39, (AMT)
7/23 at 100.00 N/R   6,939,383

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Saugus-Castaic School Facilities Financing Authority,
California,  Community Facilities District 2006-1C, Special Tax Bonds,
Series 2013:
$ 1,365 5.875%, 9/01/33 9/23 at 100.00 N/R   $ 1,370,597
3,355 6.000%, 9/01/43 9/23 at 100.00 N/R   3,369,292
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/47
7/23 at 26.20 N/R   1,859,325
94,800 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Turbo Capital Appreciation Series 2007C,
0.000%, 6/01/56
7/23 at 13.02 N/R   8,928,264
15,580 Southwestern Community College District, San Diego County,
California, General Obligation Bonds, Election of 2016, Series 2017A,
4.000%, 8/01/47, (UB) (5)
8/27 at 100.00 AA-   15,306,415
10,000 Sweetwater Union High School District, California, General Obligation
Bonds, Refunding Series 2016, 4.000%, 8/01/47 - BAM Insured, (UB)
(5)
2/26 at 100.00 A1   9,869,600
5,000 Sweetwater Union High School District, San Diego County, California,
General Obligation Bonds, Election 2006 Series 2018C, 4.000%,
8/01/47, (UB) (5)
8/28 at 100.00 AA+   4,850,300
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex
East 2012B, 5.250%, 9/01/42
7/23 at 100.00 N/R   4,003,960
Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017:
2,700 5.500%, 9/01/27, 144A No Opt. Call N/R   2,816,451
3,605 5.750%, 9/01/32, 144A 9/27 at 100.00 N/R   3,883,847
4,890 6.125%, 9/01/37, 144A 9/27 at 100.00 N/R   5,201,786
13,145 6.250%, 9/01/47, 144A 9/27 at 100.00 N/R   13,826,963
95,575 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B,
0.000%, 6/01/46
7/23 at 24.47 CCC-   18,784,311
3,000 Triview Metropolitan District 4, El Paso County, California, Colorado,
General Obligation Bonds, Limited Tax Series 2018, 5.750%,
12/01/48, 144A
12/23 at 103.00 N/R   2,983,620
10,615 Twin Rivers Unified School District, Sacramento and Placer Counties,
California, General Obligation Bonds, Election 2006 Series 2016,
4.000%, 8/01/43 - AGM Insured, (UB) (5)
8/26 at 100.00 A1   10,625,297
10,185 Union Elementary School District, Santa Clara County, California,
General Obligation Bonds, Election of 2014, Series 2017C, 4.000%,
9/01/46, (UB) (5)
9/27 at 100.00 AA+   10,170,741
3,000 Union Elementary School District, Santa Clara County, California,
General Obligation Bonds, Election of 2022, Series 2023A, 4.000%,
9/01/52
9/33 at 100.00 AA+   2,950,980
27,875 University of California Regents, Medical Center Pooled Revenue
Bonds, Series 2022P, 4.000%, 5/15/53, (UB) (5)
5/32 at 100.00 AA-   26,838,329
10,325 University of California, General Revenue Bonds, Limited Project Series
2016K, 4.000%, 5/15/46, (UB) (5)
5/26 at 100.00 AA-   10,310,339
11,000 University of California, General Revenue Bonds, Limited Project Series
2018O, 4.000%, 5/15/48 , (WI/DD)
5/28 at 100.00 AA-   10,999,780
10,000 University of California, General Revenue Bonds, Limited Project Series
2021Q, 3.000%, 5/15/51, (UB) (5)
5/31 at 100.00 AA-   7,776,900

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 4,000 Walnut Creek School District, Contra Costa County, California, General
Obligation Bonds, Election 2022 Series 2023A, 4.000%, 9/01/52
9/32 at 100.00 AA   $ 3,940,000
Total California 2,758,704,065
Colorado - 10.2%
10,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R   7,870,600
Amber Creek Metropolitan District (In the City of Thornton), Adams
County, Colorado, Limited Tax (Convertible to Unlimited Tax), General
Obligation Refunding and Improvement Bonds, Series 2017A:
481 5.000%, 12/01/37 7/23 at 103.00 N/R   459,740
1,507 5.125%, 12/01/47 7/23 at 103.00 N/R   1,365,869
464 Amber Creek Metropolitan District (In the City of Thornton), Adams
County, Colorado, Limited Tax (Convertible to Unlimited Tax), General
Obligation Refunding and Improvement Bonds, Series 2017B,
7.750%, 12/15/47
7/23 at 103.00 N/R   432,856
1,100 Antelope Heights Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Junior Lien Series Series 2021B, 5.500%, 12/15/37
9/26 at 103.00 N/R   986,755
1,945 Arvada West Town Center Business Improvement District, Colorado,
General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39
12/25 at 100.00 N/R   1,945,233
2,290 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B, 7.750%,
12/15/50
9/25 at 103.00 N/R   2,123,952
129,889 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   117,967,788
4,495 Aurora, Colorado, Sewer Revenue Bonds, Pipeline Interceptor Project,
First Lien Series 2023, 4.000%, 8/01/53, (UB) (5)
8/33 at 100.00 AA+   4,312,503
Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A:
2,250 5.000%, 12/01/39 9/24 at 103.00 N/R   2,140,020
5,920 5.000%, 12/01/48 9/24 at 103.00 N/R   5,290,526
4,279 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/48
9/24 at 103.00 N/R   3,962,996
3,258 Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series
2018A, 5.750%, 12/01/48
12/23 at 103.00 N/R   3,266,764
2,195 Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series
2018A, 5.750%, 12/01/48
12/23 at 103.00 N/R   2,200,817
2,500 Banning Lewis Ranch Regional Metropolitan District, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation Bonds,
Series 2018A, 5.375%, 12/01/48
12/23 at 103.00 N/R   2,423,675
Base Village Metropolitan District 2, Colorado, General Obligation
Bonds, Refunding Series 2016A:
2,624 5.500%, 12/01/36 7/23 at 102.00 N/R   2,636,858
3,485 5.750%, 12/01/46 7/23 at 102.00 N/R   3,494,409
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R   1,348,605
3,210 Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 6.750%, 12/01/49, 144A
6/25 at 99.64 N/R   2,739,318

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,880 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R   $ 2,513,952
297 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020B-3, 8.000%, 12/15/50
12/25 at 103.00 N/R   228,384
865 Belleview Village Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020, 4.950%, 12/01/50
12/25 at 103.00 N/R   722,284
6,160 Bennett Crossing Metropolitan District, Bennett, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2020A-3,
6.125%, 12/01/49
6/25 at 103.00 N/R   6,033,289
Bennett Ranch Metropolitan District 1, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2021A:
1,625 5.000%, 12/01/41 3/26 at 103.00 N/R   1,504,587
1,635 5.000%, 12/01/51 3/26 at 103.00 N/R   1,428,647
1,690 Bent Grass Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2020,
5.250%, 12/01/49, 144A
6/25 at 103.00 N/R   1,584,544
2,312 Berkley Shores Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R   2,085,771
4,320 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 N/R   3,428,395
334 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
12/24 at 103.00 N/R   306,989
1,805 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series
2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   1,643,471
2,215 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48
12/23 at 103.00 N/R   2,007,654
829 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.500%, 12/15/48
12/23 at 103.00 N/R   758,377
18,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2021A-3, 4.750%, 12/01/51
9/26 at 103.00 N/R   14,015,600
1,910 Bramming Farm Metropolitan District 1, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Capital Appreciation Series 2015, 6.000%, 12/01/44, 144A
12/24 at 100.00 N/R   1,843,016
1,405 Bramming Farm Metropolitan District 1, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B-3,
8.500%, 12/15/49
12/24 at 103.00 N/R   1,321,655
675 Brighton Crossing Metropolitan District 4, Colorado, General
Obligation Bonds, Subordinate Limited Tax Series 2017B, 7.000%,
12/15/47
7/23 at 103.00 N/R   626,677
1,540 Bristol Metropolitan District, Aurora, Colorado,  Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2019A,
5.750%, 12/01/48, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R  (7) 1,600,075

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 257 Bristol Metropolitan District, Aurora, Colorado,  Limited Tax General
Obligation Bonds, Subordinate Limited Tax Series 2019B, 8.000%,
12/15/48, (Pre-refunded 12/15/23)
12/23 at 103.00 N/R  (7) $ 269,382
1,600 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2020, 5.000%, 12/01/49, 144A
12/25 at 103.00 N/R   1,484,112
9,375 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 N/R   7,264,031
7,075 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
(Convertible to Senior) Capital Appreciation (Convertible to Current
Interest), Limited Tax (Convertible to Unlimited Tax) Series, 7.500%,
12/01/48
6/24 at 85.96 N/R   4,902,904
Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A:
2,584 5.000%, 12/01/39 6/24 at 103.00 N/R   2,240,974
5,500 5.000%, 12/01/49 6/24 at 103.00 N/R   4,298,195
18,415 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Convertible to Senior Capital Appreciation Series 2019B, 7.500%,
12/01/49
6/24 at 79.97 N/R   11,385,074
1,241 Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams
and Weld Counties, Colorado, Senior General Obligation Limited Tax
Refunding Bonds, Series 2018B, 6.375%, 12/15/47
12/23 at 103.00 N/R   1,219,034
Buffalo Highlands Metropolitan District, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Refunding & Improvement Series 2018A:
1,185 5.250%, 12/01/38 12/23 at 103.00 N/R   1,159,214
2,250 5.375%, 12/01/48 12/23 at 103.00 N/R   2,135,408
1,226 Buffalo Highlands Metropolitan District, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Refunding Subordinate Series
2018B, 7.625%, 12/15/46
12/23 at 103.00 N/R   1,146,114
1,626 Buffalo Ridge Metropolitan District (In the City of Commerce City),
Adams County, Colorado, General Obligation Refunding and
Improvement Bonds, Series 2018B, 7.375%, 12/15/47
12/23 at 103.00 N/R   1,569,171
5,616 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
7/23 at 100.00 N/R   3,865,605
Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A:
3,140 6.000%, 12/01/37 7/23 at 103.00 N/R   3,086,369
8,270 6.125%, 12/01/47 7/23 at 103.00 N/R   8,130,650
8,425 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
7/23 at 103.00 N/R   7,916,636
6,602 Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
7/23 at 100.00 N/R   4,469,818
3,425 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
7/23 at 103.00 N/R   3,367,289

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,997 Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
7/23 at 103.00 N/R   $ 2,816,161
3,163 Carousel Farms Metropolitan District, Town of Parker, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A,
5.375%, 12/01/51
3/27 at 103.00 N/R   2,683,887
4,960 Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax
General Obligation Bonds, Series 2018A, 5.500%, 12/01/47
12/23 at 103.00 N/R   4,792,898
4,495 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Improvement Series 2018, 5.250%, 12/01/48
12/23 at 103.00 N/R   4,230,874
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017:
4,750 5.000%, 12/01/37, 144A 7/23 at 103.00 N/R   4,527,272
21,270 5.000%, 12/01/47, 144A 7/23 at 103.00 N/R   19,361,656
5,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R   4,358,500
6,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 N/R   6,062,580
4,050 Cherry Creek Corporate Center Metropolitan District, Arapahoe
County, Colorado, Revenue Bonds, Refunding Senior Lien Series
2015A, 5.000%, 6/01/37
12/25 at 100.00 N/R   3,939,070
1,536 Cherry Creek Corporate Center Metropolitan District, Arapahoe
County, Colorado, Revenue Bonds, Refunding Subordinate Lien
Series 2016B, 8.000%, 6/15/37
7/23 at 102.00 N/R   1,477,924
1,375 Cherry Hills City Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2020A-3, 5.000%, 12/01/47
12/25 at 103.00 N/R   1,212,296
1,307 Cherrylane Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2018A, 5.250%, 12/01/47
12/23 at 103.00 N/R   1,241,454
1,450 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A,
5.350%, 12/01/50
12/25 at 103.00 N/R   1,298,910
1,035 City Center West Residential Metropolitan District 2, Greeley, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   936,561
765 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2017B,
7.375%, 12/15/47
7/23 at 103.00 N/R   723,904
2,820 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Refunding & Improvement Series
2017A, 5.000%, 12/01/47
7/23 at 103.00 N/R   2,650,913
1,000 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series
2021A, 5.000%, 12/01/50
12/26 at 103.00 N/R   869,770
2,250 Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado,
General Obligation Limited Tax Bonds, Taxable Refunding
Subordinate Series 2022B-1, 5.750%, 12/15/47 - BAM Insured
3/27 at 103.00 N/R   2,128,612
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017:
4,350 5.375%, 10/01/37 10/27 at 100.00 N/R   3,825,825
8,925 5.500%, 10/01/47 10/27 at 100.00 N/R   7,517,974
6,625 5.625%, 10/01/52 10/27 at 100.00 N/R   5,685,972

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,350 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%,
7/01/46, 144A
7/25 at 100.00 BB   $ 1,292,679
1,750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series
2008, 6.500%, 7/01/38
7/23 at 100.00 BB+   1,752,240
885 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014B,
5.625%, 1/15/44
1/24 at 100.00 BBB-   887,929
4,855 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016,
5.000%, 7/01/46, 144A
7/26 at 100.00 BB+   4,457,424
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A:
350 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R   290,157
350 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R   263,301
1,225 4.000%, 7/01/61, 144A 7/31 at 100.00 N/R   875,238
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014:
2,025 5.125%, 7/01/34, 144A 7/24 at 100.00 BB   2,025,263
3,150 5.375%, 7/01/44, 144A 7/24 at 100.00 BB   3,120,642
2,700 5.500%, 7/01/49, 144A 7/24 at 100.00 BB   2,699,973
7,745 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Thomas MacLaren State Charter School Project,
Refunding & Improvement Series 2020A, 5.000%, 6/01/50
6/30 at 100.00 Aa3   7,855,599
695 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
7/23 at 100.00 BB   696,585
Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, University of Northern Colorado Lab School,
Refunding & Improvement Series 2015:
500 5.000%, 12/15/35, 144A 12/25 at 100.00 BBB-   510,845
2,500 5.000%, 12/15/45, 144A 12/25 at 100.00 BBB-   2,525,000
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds,Science Technology Engineering and Math School
Project, Refunding Series 2014:
890 5.000%, 11/01/44 11/24 at 100.00 Baa3   865,267
765 5.125%, 11/01/49 11/24 at 100.00 Baa3   746,418
1,475 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/50, 144A
12/30 at 100.00 N/R   1,265,402
14,650 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43,
(UB) (5)
11/29 at 100.00 AA   14,388,351
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A:
6,490 4.000%, 11/15/50, (UB) , (WI/DD) 11/31 at 100.00 AA   6,184,256
7,130 3.000%, 11/15/51 (5) 11/31 at 100.00 AA   5,264,721
40,590 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2018A,
4.000%, 11/15/48, (UB) (5)
5/28 at 100.00 AA   38,857,213
12,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group, Series
2013, 8.000%, 8/01/43
2/24 at 100.00 N/R   12,091,800

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 4,085 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 N/R   $ 3,517,348
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Catholic Health Initiatives, Tender Option Bond Trust 2015-XF2195,
7.200%, 10/01/37, (Pre-refunded 11/13/23), 144A, (IF) (5)
11/23 at 100.00 BBB+  (7) 3,089,280
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2:
5,000 5.000%, 8/01/44 8/29 at 100.00 Baa1   5,164,350
45 4.000%, 8/01/49 8/29 at 100.00 Baa1   41,200
4,100 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.250%, 11/01/52
11/32 at 100.00 Baa1   4,278,965
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender
Option Bond Trust 2015-XF2196, 8.671%, 1/01/35, 144A, (IF) (5)
1/24 at 100.00 AA-   2,107,100
1,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
6.125%, 12/01/45, 144A
12/25 at 100.00 N/R   889,577
4,250 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
7/23 at 100.00 BBB-   4,249,957
31,920 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R   31,360,442
750 Colorado International Center Metropolitan District 3, Aurora,
Colorado, General Obligation Limited Tax Bonds, Junior Lien Series
2018C, 12.500%, 12/15/38
12/23 at 103.00 N/R   729,630
1,361 Colorado International Center Metropolitan District 3, Aurora,
Colorado, General Obligation Limited Tax Bonds, Series 2018B,
7.500%, 12/15/38
12/23 at 103.00 N/R   1,312,412
15,070 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding & Improvement Convertible Capital Appreciation
Series 2019A-2, 6.250%, 12/01/48
6/24 at 99.88 N/R   13,912,172
1,996 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Subordinate Series 2019B-2, 8.750%, 12/15/48
6/24 at 103.00 N/R   1,921,908
30,925 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue
Refunding and Improvement Convertible Capital Appreciation
Bonds, Series 2019A-1, 6.000%, 12/01/47
6/24 at 94.26 N/R   26,225,019
13,000 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020,
6.500%, 12/01/50
9/25 at 103.00 N/R   11,957,140
3,715 Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%,
12/01/47 (4)
12/23 at 103.00 N/R   3,098,384
1,086 Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%,
12/15/47 (4)
12/23 at 103.00 N/R   855,594
17,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/46, (UB) (5)
3/31 at 100.00 AA-   16,739,050
3,240 Colorado Tech Center Metropolitan District, Louisville, Colorado,
General Obligaiton Bonds, Series 2018, 6.000%, 12/01/47
No Opt. Call N/R   2,979,050

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,495 Commons at East Creek Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R   $ 1,302,265
1,125 Conestoga Metropolitan District 2, Ault, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2021A-3, 5.250%, 12/01/51
9/26 at 103.00 N/R   996,559
4,420 Confluence Metropolitan District, Eagle County, Colorado, Limited
Tax Supported Revenue Bonds, Subordinate Series 2021B, 5.500%,
12/15/50
6/26 at 103.00 N/R   3,837,532
1,765 Constitution Heights Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2020,
5.000%, 12/01/49
6/25 at 103.00 N/R   1,624,330
Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019:
2,950 5.000%, 12/01/39 12/24 at 103.00 N/R   2,752,468
1,750 5.000%, 12/01/43 12/24 at 103.00 N/R   1,577,870
1,358 Copperleaf Metropolitan District 3, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2021B,
5.500%, 12/15/36
9/26 at 103.00 N/R   1,218,072
725 Copperleaf Metropolitan District 6, Arapahoe County, Colorado,
Limited Tax, General Obligation Bonds, Subordinate Series 2022B,
6.000%, 12/15/41
3/27 at 103.00 N/R   699,814
Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017A:
1,910 5.125%, 12/01/37 7/23 at 103.00 N/R   1,886,240
4,600 5.250%, 12/01/47 7/23 at 103.00 N/R   4,415,862
3,903 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding Series 2017B, 5.250%, 12/01/47
7/23 at 103.00 N/R   3,732,205
5,185 Cornerstone Metropolitan District 2, Montrose and Ouray Counties,
Colorado, Limited Tax General Obligation Refunding Bonds, Series
2010A, 2.400%, 12/01/40 (4)
7/23 at 100.00 N/R   2,851,750
670 Cottonwood Highlands Metropolitan District 1, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   609,646
5,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Series 2022,
6.500%, 12/01/51
12/29 at 103.00 N/R   4,827,200
Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A:
4,060 5.625%, 12/01/38 12/23 at 103.00 N/R   4,073,966
9,665 5.750%, 12/01/48 12/23 at 103.00 N/R   9,551,243
1,630 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018B,
8.000%, 12/15/48
12/23 at 103.00 N/R   1,527,294
2,375 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/25 at 100.00 N/R   2,350,158
4,601 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2015, 5.250%, 12/01/45
12/25 at 100.00 N/R   4,429,199
663 Dacono Urban Renewal Authority, Weld County, Colorado, Tax
Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R   630,380

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 9,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022A, 4.125%, 11/15/53, (AMT), (UB) (5)
11/32 at 100.00 AA-   $ 8,572,680
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A:
3,470 4.000%, 12/01/43, (AMT), (UB) (5) 12/28 at 100.00 A+   3,324,711
53,210 4.000%, 12/01/48, (AMT), (UB) (5) 12/28 at 100.00 A+   49,684,838
2,500 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 5.935%,
11/15/43, 144A, (IF) (5)
11/23 at 100.00 A   2,521,650
15,000 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Series 2021A, 4.000%, 8/01/51, (UB) (5)
8/31 at 100.00 AA-   14,488,650
Denver Gateway Center Metropolitan District, In the City and County
of Denver, Colorado, General Obligation Limited Tax Bonds, Series
2018A:
2,710 5.500%, 12/01/38 12/23 at 103.00 N/R   2,614,391
8,550 5.625%, 12/01/48 12/23 at 103.00 N/R   7,976,210
1,855 Denver Gateway Center Metropolitan District, In the City and County
of Denver, Colorado, General Obligation Limited Tax Bonds,
Subordinate Series 2018B, 7.875%, 12/15/48
12/23 at 103.00 N/R   1,716,376
1,800 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 N/R   1,800,000
2,110 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax
Series 2013, 5.375%, 12/01/42
7/23 at 100.00 N/R   2,071,239
870 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Subordinate Convertible to Senior Limited
Tax Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46
7/23 at 100.00 N/R   838,062
13,560 Denver, Colorado, Certificates of Participation, Convention Center
Expansion Project, Series 2018A, 4.000%, 6/01/48, (UB) (5)
6/26 at 100.00 Aa2   13,203,914
704 Dublin North Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation and Improvement Bonds, Subordinate Series
2018B, 7.250%, 12/15/47, (Pre-refunded 12/15/23)
12/23 at 100.00 N/R  (7) 733,857
1,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Capital Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call A2   664,605
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2000B:
70 0.000%, 9/01/30 - NPFG Insured No Opt. Call A2   54,550
500 0.000%, 9/01/31 - NPFG Insured No Opt. Call A2   374,215
500 0.000%, 9/01/33 - NPFG Insured No Opt. Call A2   343,755
20 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/28 - NPFG Insured
No Opt. Call A2   16,791
3,766 East Creek Metropolitan District 1,  Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2019A, 5.250%, 12/01/48, (Pre-refunded 6/01/24)
6/24 at 103.00 N/R  (7) 3,827,348
534 East Creek Metropolitan District 1,  Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2019B,
8.000%, 12/15/48, (Pre-refunded 6/01/24)
6/24 at 103.00 N/R  (7) 570,408
Elbert and Highway 86 Commercial Metropolitan District, Elbert
County, Colorado, Special Revenue and Tax Supported Bonds,
Refunding & Improvement Senior Series 2021A:
1,700 5.000%, 12/01/41, 144A 6/26 at 103.00 N/R   1,541,288
2,000 5.000%, 12/01/51, 144A 6/26 at 103.00 N/R   1,681,220

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,100 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
Series 2021, 4.000%, 12/01/38
9/26 at 103.00 N/R   $ 2,550,339
18,000 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   17,975,880
2,385 Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.250%, 12/01/49
12/23 at 103.00 N/R   2,252,275
398 Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49, 144A
12/23 at 103.00 N/R   373,722
Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022:
695 5.000%, 12/01/32 12/27 at 103.00 N/R   704,876
5,800 5.550%, 12/01/47 12/27 at 103.00 N/R   5,858,000
520 First Creek Village Metropolitan District, Denver, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2019B, 6.750%,
8/01/49
9/24 at 103.00 N/R   516,781
3 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds,
Refunding Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R   2,644
611 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds,
Refunding Subordinate Series 2020B, 7.000%, 12/15/49
3/25 at 103.00 N/R   550,309
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014:
11,995 5.750%, 12/01/30 12/24 at 100.00 N/R   11,809,917
36,930 6.000%, 12/01/38 12/24 at 100.00 N/R   34,804,309
2,110 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022,
6.000%, 12/01/52
9/27 at 103.00 N/R   1,945,146
Fourth North Business Improvement District, Silverthorne, Summit
County, Colorado, Special Revenue and Tax Supported Bonds,
Refunding & Improvement Senior Series 2022A:
4,220 5.500%, 12/01/42 12/30 at 102.00 N/R   4,175,099
5,780 5.750%, 12/01/52 12/30 at 102.00 N/R   5,659,256
2,266 Fourth North Business Improvement District, Silverthorne, Summit
County, Colorado, Special Revenue and Tax Supported Bonds,
Subordinate Series 2022B, 8.125%, 12/15/52
12/30 at 102.00 N/R   2,269,036
800 Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019,
5.000%, 12/01/48
12/26 at 100.00 N/R   788,952
Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B:
17,145 6.000%, 12/01/52 9/27 at 103.00 N/R   16,750,493
2,321 8.500%, 12/15/52 9/27 at 103.00 N/R   2,291,918
16,375 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R   14,133,426
3,428 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 6.500%,
6/03/50, 144A
6/25 at 103.00 N/R   3,095,141
Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A:
2,890 5.125%, 12/01/37 7/23 at 103.00 N/R   2,848,933

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,525 5.250%, 12/01/47 7/23 at 103.00 N/R   $ 2,417,587
1,704 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Subordinate Series
2017B, 7.750%, 12/15/47
7/23 at 103.00 N/R   1,635,567
1,370 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
12/26 at 103.00 N/R   1,009,978
1,320 Glen Metropolitan District. 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47
7/23 at 103.00 N/R   1,239,071
5,490 Granby Ranch Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52, 144A
12/23 at 103.00 N/R   5,148,467
Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds, Series 2021:
2,575 4.500%, 12/01/41 12/26 at 103.00 N/R   2,100,737
3,010 4.750%, 12/01/51 12/26 at 103.00 N/R   2,325,646
Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and
Limited Tax General Obligation Subordinate Bonds, Series 2022B(3):
8,855 6.250%, 12/01/52 9/27 at 103.00 N/R   8,399,410
3,165 9.000%, 12/15/52 9/27 at 103.00 N/R   3,070,272
7,255 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3,
5.875%, 12/01/50
9/25 at 103.00 N/R   6,992,224
1,930 Greenspire Metropolitan District 1, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 5.125%, 12/01/51, 144A
6/27 at 103.00 N/R   1,716,484
750 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.375%,
12/01/37
7/23 at 100.00 N/R   750,240
1,327 Haskins Station Metropolitan District, Arvada, Colorado, General
Obligation Bonds, Limited Tax Special Revenue Subordinate Series
2019B, 8.750%, 12/15/49
12/24 at 103.00 N/R   1,232,956
16,080 Heritage Todd Creek Metropolitan District, Colorado, General
Obligation Bonds Limited Tax, Refunding & Improvement Series
2015, 6.125%, 12/01/44
12/24 at 100.00 N/R   16,135,476
4,684 Hess Ranch Metropolitan District 6, Parker, Colorado, General
Obligation Bonds, Limited Tax Subordinate Series 2020B, 8.000%,
12/15/49
3/25 at 103.00 N/R   4,271,761
20,140 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 5.750%, 12/01/49
3/25 at 93.28 N/R   14,712,270
13,500 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R   11,980,440
575 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R   474,726
1,395 Highlands-Mead Metropolitan District, Mead, Weld County Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020A, 5.125%, 12/01/50
9/25 at 103.00 N/R   1,243,112
1,550 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited
Series 2017A, 5.500%, 12/01/47
7/23 at 103.00 N/R   1,537,569
336 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
7/23 at 103.00 N/R   326,501

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A:
$ 725 5.000%, 12/01/41, 144A 12/26 at 103.00 N/R   $ 665,884
2,625 5.000%, 12/01/51, 144A 12/26 at 103.00 N/R   2,284,826
2,345 Home Place Metropolitan District, Thornton, Adams County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited Tax
Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R   2,282,459
1,075 Hudson Hills Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2019A, 5.125%, 12/01/48
12/23 at 103.00 N/R   1,006,168
208 Hudson Hills Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%,
12/15/48
12/23 at 103.00 N/R   196,077
1,117 Iliff Commons Metropolitan District 2, Aurora, Colorado, General
Obligation Bonds, Subordinate Limited Tax Series 2020B, 6.500%,
12/15/49
3/25 at 103.00 N/R   1,067,785
8,950 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 N/R   8,126,242
5,433 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R   5,468,532
770 Inspiration Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax, Subordinate
Series 2021B, 5.000%, 12/15/36
12/26 at 103.00 N/R   687,063
1,613 Interpark Metropolitan District, In the City and County of Broomfield,
Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation and Revenue Bonds, Series 2018, 5.500%, 12/01/48, 144A
12/23 at 103.00 N/R   1,627,565
1,610 Interquest South Business Improvement District, Colorado Springs, El
Paso County, Colorado, Public Improvement Fee Revenue Bonds,
Series 2017, 5.000%, 12/01/47
7/23 at 103.00 N/R   1,481,506
Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A:
500 5.000%, 12/01/39 12/24 at 103.00 N/R   474,735
1,300 5.000%, 12/01/49 12/24 at 103.00 N/R   1,157,702
1,530 Iron Works Village Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Series 2018A, 5.875%, 12/01/48, (Pre-refunded
12/01/23)
12/23 at 103.00 N/R  (7) 1,590,772
534 Iron Works Village Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Series 2018B, 8.000%, 12/15/48, (Pre-refunded
12/15/23)
12/23 at 103.00 N/R  (7) 560,113
16,119 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B,
5.750%, 12/15/50
12/23 at 103.00 N/R   15,651,871
2,510 Johnstown North Metropolitan District 2, Johnstown, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2022A, 7.000%,
8/15/52
12/27 at 103.00 N/R   2,555,356
2,000 Johnstown Village Metropolitan District 2, Weld County, own of
Johnstown, Colorado, General Obligation Limited Tax Bonds, Series
2020A, 5.000%, 12/01/50
9/25 at 103.00 N/R   1,761,700
2,500 Jones District Community Authority Board, Centennial, Colorado,
Special Revenue Convertible Capital Appreciaiton Bonds, Series
2020A, 5.750%, 12/01/50
12/25 at 103.00 N/R   2,137,300

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,900 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%,
12/01/50
12/25 at 103.00 N/R   $ 1,528,626
3,850 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.500%, 12/15/52
12/25 at 103.00 N/R   3,466,424
Lake of the Rockies Metropolitan District, In the Town of Monument, El
Paso County,  Colorado, Subordinate General Obligation Limited Tax
Bonds, Series 2018B:
2,675 5.000%, 8/01/48 12/23 at 103.00 N/R   2,470,175
439 7.500%, 8/01/48 12/23 at 103.00 N/R   411,449
Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2018A:
700 5.125%, 12/01/37 12/23 at 103.00 N/R   678,132
6,500 5.250%, 12/01/47 12/23 at 103.00 N/R   6,004,050
2,295 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%,
12/15/47
12/23 at 103.00 N/R   2,146,720
6,210 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.750%, 12/15/46 (4)
12/23 at 100.00 N/R   4,049,479
1,329 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Junior Lien Series
2019C, 10.000%, 12/15/49
9/24 at 103.00 N/R   1,323,764
Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A:
875 5.000%, 12/01/39 9/24 at 103.00 N/R   842,704
5,170 5.000%, 12/01/49 9/24 at 103.00 N/R   4,764,672
1,368 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019B,
7.750%, 12/15/49
9/24 at 103.00 N/R   1,279,066
10,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 N/R   10,005,100
3,129 Leyden Ranch Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax, Convertible to Unlimited Tax Bonds,
Series 2017A, 5.125%, 12/01/47
7/23 at 103.00 N/R   3,000,617
1,180 Lochbuie Station Metropolitan District, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2020A, 5.750%, 12/01/50
9/25 at 103.00 N/R   1,150,441
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A:
2,090 5.000%, 12/01/41 6/26 at 103.00 N/R   1,918,327
5,585 5.000%, 4/15/51 6/26 at 103.00 N/R   4,806,954
1,190 Mayfield Metropolitan District, Thornton, Colorado, General Oblgation
Bonds, Limited Tax Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R   1,167,711
1,460 Mead Western Meadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%,
12/01/47
12/28 at 100.00 N/R   1,367,743
2,921 Meadowbrook Heights Metropolitan District, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A(3),
4.875%, 12/01/51
9/26 at 103.00 N/R   2,298,681

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Meadowlark Metropolitan District, Parker Town, Douglas County,
Colorado, Limited Tax General Obligation Bond, Convertible to
Unlimited Tax Series 2020A:
$ 525 4.875%, 12/01/40 9/25 at 103.00 N/R   $ 457,196
750 5.125%, 12/01/50 9/25 at 103.00 N/R   659,123
1,695 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022,
6.750%, 12/01/52
12/27 at 103.00 N/R   1,679,864
1,473 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 7.375%,
12/15/49
3/25 at 103.00 N/R   1,348,045
839 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds,  Series 2016B, 7.500%, 12/15/46
7/23 at 102.00 N/R   789,566
Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016:
1,500 5.000%, 12/01/35 12/25 at 100.00 N/R   1,470,030
5,300 5.000%, 12/01/46 12/25 at 100.00 N/R   4,913,789
2,221 Mountain Shadows Metropolitan District, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2015, 5.500%,
12/01/44
12/25 at 100.00 N/R   2,165,408
985 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.000%, 12/01/49
3/25 at 103.00 N/R   891,652
937 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2020B, 7.625%, 12/15/49
3/25 at 103.00 N/R   859,060
3,365 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 7.000%, 12/01/52
12/27 at 103.00 N/R   3,438,593
2,500 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2022B, 9.000%,
12/15/52
12/27 at 103.00 N/R   2,549,550
Murphy Creek Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2006:
5,770 6.000%, 12/01/26 (4) 7/23 at 100.00 N/R   5,770,000
10,910 6.125%, 12/01/35 (4) 7/23 at 100.00 N/R   10,910,000
2,145 Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe
County, Colorado), General Obligation Limited Tax Bonds, Series
2022A and Subordinate General Obligation Limited Tax Bonds, Series
2022B(3), 6.000%, 12/01/52
9/27 at 103.00 N/R   2,095,644
1,760 North Holly Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.500%, 12/01/48
12/23 at 103.00 N/R   1,704,877
North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-1:
4,410 5.375%, 12/01/34 12/23 at 103.00 N/R   4,467,727
2,845 5.750%, 12/01/48 12/23 at 103.00 N/R   2,870,093
North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-2:
5,460 5.500%, 12/01/34 12/23 at 103.00 N/R   5,556,205
8,500 5.850%, 12/01/48 12/23 at 103.00 N/R   8,601,235
1,129 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 N/R   960,090

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,550 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.625%, 12/01/37
7/23 at 103.00 N/R   $ 1,567,065
5,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R   4,573,350
9,710 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%,
12/01/49
3/25 at 103.00 N/R   8,951,940
2,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.000%, 12/01/50
12/25 at 103.00 N/R   1,748,760
865 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2020B, 7.500%, 12/15/50
12/25 at 103.00 N/R   795,333
3,435 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.250%,
12/01/48
6/24 at 103.00 N/R   3,202,519
611 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
6/24 at 103.00 N/R   568,719
1,000 Overlook Metropolitan District, Parker, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2021B-3, 5.500%, 12/15/51
9/26 at 103.00 N/R   856,570
3,445 Overlook Park Metropolitan District, Routt County, Colorado, General
Obligation Bonds, Limited Tax Senior Series 2023A, 7.250%,
12/01/53
6/28 at 103.00 N/R   3,452,855
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019:
10,575 5.000%, 12/01/39 12/24 at 103.00 N/R   10,187,532
31,090 5.000%, 12/01/49 12/24 at 103.00 N/R   28,253,659
1,740 Palisade Park North Metropolitan District 2, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series
2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R   1,717,693
800 Palisade Park North Metropolitan District 2, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%,
12/15/47
12/23 at 103.00 N/R   755,208
1,385 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R   1,285,779
783 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/49
6/24 at 103.00 N/R   728,981
Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A:
1,310 5.000%, 12/01/40 9/25 at 103.00 N/R   1,230,168
3,335 5.250%, 12/01/50 9/25 at 103.00 N/R   3,004,535
1,419 Parker Automotive Metropolitan District (In the Town of Parker,
Colorado), General Obligation Bonds, Refunding Series 2016,
5.000%, 12/01/45
12/26 at 100.00 N/R   1,340,387
3,786 Parker Automotive Metropolitan District, In the Town of Parker,
Colorado, Subordinate Limited Tax General Obligation Refunding
Bonds, Series 2018B, 8.000%, 12/15/32
12/23 at 103.00 N/R   3,700,058

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 4,125 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/51, 144A
3/26 at 103.00 N/R   $ 3,601,043
1,652 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 7.625%, 12/15/51, 144A
3/26 at 103.00 N/R   1,497,373
8,060 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1,
7.500%, 12/01/52
12/27 at 103.00 N/R   8,077,248
52,535 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2, 8.000%, 12/01/52
12/27 at 81.40 N/R   29,080,224
1,000 Penrith Park Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   912,830
1,200 Pinon Pines Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/50
9/25 at 103.00 N/R   1,066,332
9,635 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   9,099,776
3,055 Powers Metropolitan District In the City of Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series
2018, 5.375%, 12/01/48
12/23 at 103.00 N/R   3,065,906
2,015 Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 5.000%,
12/15/41, 144A
12/26 at 100.00 N/R   1,992,694
725 Prairie Center Metropolitan District 7, Brighton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020,
4.875%, 12/15/44
12/25 at 103.00 N/R   627,531
2,000 Prairie Corner Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 N/R   1,572,160
7,237 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51, 144A
12/28 at 103.00 N/R   6,410,317
500 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited
Tax General Obligatoin Bonds, Subordinate Series 2021B, 7.250%,
12/15/51
9/26 at 103.00 N/R   446,880
1,480 Ptarmigan West Metropolitan District 2, Windsor, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2021-3,
4.125%, 12/01/51
9/26 at 103.00 N/R   1,041,713
20,000 Pueblo County, Colorado, Certificates of Participation, County Judicial
Complex Project, Series 2022A, 5.000%, 7/01/49, (UB) (5)
7/32 at 100.00 A   20,918,200
400 Pueblo Urban Renewal Authority, Colorado, Tax Increment Capital
Appreciation Revenue Bonds, EVRAZ Project, Series 2021A and
Tax Increment Revenue Capital Appreciation Bonds, Series 2021B,
0.000%, 12/01/25, 144A
No Opt. Call N/R   322,900
3,080 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R   2,094,400
7,890 Raindance Metropolitan District 1, Acting by and through its Water
Activity Enterprise In the Town of Windsor, Weld County, Colorado,
Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.250%,
12/01/50
12/25 at 103.00 N/R   7,147,314
16,450 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.750%,
12/01/47
12/23 at 103.00 N/R   16,420,884

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,840 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018B, 8.125%,
12/15/47
12/23 at 103.00 N/R   $ 2,670,850
3,475 Range View Estates Metropolitan District, Mead, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.000%, 12/01/49
3/25 at 103.00 N/R   3,157,976
515 Range View Estates Metropolitan District, Mead, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2020B, 7.750%, 12/15/49
3/25 at 103.00 N/R   473,409
12,890 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%,
12/01/51
12/26 at 103.00 N/R   10,939,227
Reata South Metropolitan District, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2018:
4,915 5.375%, 12/01/37 12/23 at 103.00 N/R   4,896,667
10,340 5.500%, 12/01/47 12/23 at 103.00 N/R   10,038,589
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015:
575 4.750%, 12/01/35 12/24 at 100.00 N/R   531,196
3,195 5.000%, 12/01/44 12/24 at 100.00 N/R   2,957,452
3,220 Regency Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%,
12/01/46
6/24 at 103.00 N/R   3,027,444
2,295 Remuda Ranch Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%,
12/01/50
12/25 at 103.00 N/R   2,047,255
5,835 Rendezvous Metropolitan District 4, Timnath Town, Colorado, Limited
Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48
12/23 at 103.00 N/R   5,727,986
5,336 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2016A,
5.000%, 12/01/45
12/26 at 100.00 N/R   4,949,087
1,325 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Series 2016B, 5.125%,
12/01/45
12/26 at 100.00 N/R   1,237,139
981 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 N/R   725,885
3,300 Rex Ranch Metropolitan District, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.750%, 12/01/47
12/23 at 103.00 N/R   3,430,812
362 Richards Farm Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2019B, 6.500%, 12/15/49
12/24 at 103.00 N/R   344,287
1,000 Ridgeline Vista Metropolitan District, Brighton, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.250%, 12/01/60
3/26 at 103.00 N/R   960,340
1,695 Ritoro Metropolitan District In the Town of Elizabeth, Elbert County,
Colorado, Limited Tax , Convertible to Unlimited Tax, General
Obligation Bonds, Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   1,573,146
998 River Park Metropolitan District, New Castle, Garfield County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2009,
6.990%, 6/15/39
7/23 at 100.00 N/R   998,050
2,935 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R   2,675,429

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 628 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
9/24 at 103.00 N/R   $ 580,341
6,345 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 N/R   5,498,387
2,625 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 N/R   2,218,309
5,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A,
6.750%, 12/01/52
12/29 at 103.00 N/R   4,959,750
2,290 Salisbury Heights Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2017A, 5.500%, 12/01/47
7/23 at 103.00 N/R   2,246,605
509 Salisbury Heights Metropolitan District, Douglas County, Colorado,
Limited tax General Obligation Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
7/23 at 103.00 N/R   488,345
Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A:
1,280 5.000%, 12/01/40, 144A 9/25 at 103.00 N/R   1,182,899
3,125 5.125%, 12/01/50, 144A 9/25 at 103.00 N/R   2,774,438
2,900 Severance Shores Metropolitan District 4, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%,
12/01/49
3/25 at 103.00 N/R   2,706,106
804 Severance Shores Metropolitan District 4, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
8.250%, 12/15/49
3/25 at 103.00 N/R   753,428
Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021:
3,300 3.750%, 12/01/41 9/26 at 103.00 N/R   2,540,373
10,575 4.000%, 12/01/51 9/26 at 103.00 N/R   7,856,908
1,025 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 N/R   877,216
1,765 Silver Peaks Metropolitan District No. 2, In the Town of Lochbuie, Weld
County, Colorado, Limited Tax General Obligation Subordinate
Bonds, Series 2018B, 7.250%, 12/15/47
12/23 at 103.00 N/R   1,648,369
4,500 Sky Ranch Community Authority Board (Arapahoe County, Colorado),
Limited Tax Supported District No. 3 Senior Bonds (Tax-Exempt Fixed
Rate), Series 2022A and Subordinate Bonds (Tax-Exempt Fixed Rate),
Series 2022B(3), 5.750%, 12/01/52, 144A
9/27 at 103.00 N/R   4,244,670
2,000 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Senior Series
2019A, 5.000%, 12/01/49
12/24 at 102.00 N/R   1,945,600
1,820 South Aurora Regional Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2018, 6.250%, 12/01/57
12/23 at 103.00 N/R   1,735,661
7,500 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R   7,340,775
1,950 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2018B, 8.000%, 12/15/47
12/23 at 103.00 N/R   1,822,373
1,000 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Limited Tax General Obligation Bonds,
Series 2019A, 5.500%, 12/01/48
6/24 at 103.00 N/R   893,420

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,208 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Subordinate Limited Tax General
Obligation Bonds, Series 2019B, 8.000%, 12/15/48
6/24 at 103.00 N/R   $ 2,006,321
SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016:
810 5.000%, 12/01/36 7/23 at 102.00 N/R   790,641
1,220 5.000%, 12/01/46 7/23 at 102.00 N/R   1,134,112
6,055 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A,
5.375%, 12/01/47
7/23 at 103.00 N/R   5,896,359
1,105 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2017B, 7.750%, 12/15/47
7/23 at 103.00 N/R   1,061,728
1,355 Spring Valley Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R   1,238,294
Spring Valley Metropolitan District 4, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A:
1,910 5.000%, 12/01/40 9/25 at 103.00 N/R   1,749,694
2,270 5.125%, 12/01/50 9/25 at 103.00 N/R   1,966,138
St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A:
1,500 5.000%, 12/01/37 7/23 at 103.00 N/R   1,474,200
9,100 5.125%, 12/01/47 7/23 at 103.00 N/R   8,620,430
1,084 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017B, 7.625%,
12/15/47
7/23 at 103.00 N/R   1,078,396
16,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022, 6.750%, 12/01/53
12/27 at 103.00 N/R   16,296,480
5,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020, 5.125%,
12/01/50
12/25 at 103.00 N/R   4,488,850
11,750 Sterling Ranch Metropolitan District 2, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 22, 5.750%, 12/01/51
6/30 at 102.00 N/R   11,412,775
2,270 Stone Creek Metropolitan District, In Douglas County Colorado,
General Obligation Limited Tax Bonds, Series 2018A, 5.625%,
12/01/47
12/23 at 103.00 N/R   2,232,976
595 Stone Creek Metropolitan District, In Douglas County, Colorado,
Subordinate General Obligation Limited Tax Bonds, Series 2018B,
7.875%, 12/15/47
12/23 at 103.00 N/R   564,274
7,500 Stone Ridge Metropolitan District 2, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%,
12/01/31 (4)
7/23 at 100.00 N/R   1,200,000
6,228 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018A, 5.250%, 12/01/47
7/23 at 103.00 N/R   6,052,557
1,360 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018B, 8.000%, 12/15/47
7/23 at 103.00 N/R   1,278,427

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 900 Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding & Improvement Series 2013, 5.125%, 11/01/38, (Pre-
refunded 12/01/23), 144A
12/23 at 100.00 N/R  (7) $ 905,868
Talon Pointe Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Refunding
& Improvement Series 2019A:
1,755 5.250%, 12/01/39 12/25 at 103.00 N/R   1,468,022
5,540 5.250%, 12/01/51 12/25 at 103.00 N/R   4,187,797
887 The Village at Dry Creek Metropolitan District No. 2, In the City of
Thornton, Adams County, Colorado, Limited Tax General Obligation
and Special Revenue Bonds, Series 2019, 4.375%, 12/01/44
9/24 at 103.00 N/R   747,528
1,275 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited
Tax General Obligation Bonds, Series 2022A-1, 4.750%, 12/01/51,
144A
3/27 at 103.00 N/R   985,677
1,730 Timberleaf Metropolitan District, Adams County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series
2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R   1,683,861
Timnath Ranch Metropolitan District 4, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018A:
1,500 5.250%, 12/01/37 12/23 at 103.00 N/R   1,489,140
2,850 5.375%, 12/01/47 12/23 at 103.00 N/R   2,720,382
953 Timnath Ranch Metropolitan District 4, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.750%, 12/15/47
12/23 at 103.00 N/R   902,834
Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A:
1,020 5.000%, 12/01/39 9/24 at 103.00 N/R   980,199
3,380 5.000%, 12/01/49 9/24 at 103.00 N/R   3,080,262
3,400 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 5.500%, 12/01/51
3/26 at 103.00 N/R   2,567,204
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1:
700 5.000%, 12/01/41 3/26 at 103.00 N/R   629,797
16,485 5.000%, 12/01/51 3/26 at 103.00 N/R   13,315,924
8,730 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 N/R   7,500,205
1,600 Two Bridges Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.625%, 8/01/48
12/23 at 103.00 N/R   1,576,720
9,500 Valagua Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2008, 0.775%, 12/01/37 (4)
7/23 at 100.00 N/R   1,900,000
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019:
5,870 5.375%, 12/01/39 12/23 at 103.00 N/R   5,861,841
38,055 5.500%, 12/01/48 12/23 at 103.00 N/R   37,087,261
5,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-2, 6.000%, 12/01/50
12/23 at 81.31 N/R   3,417,450
8,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R   7,391,520

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,570 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Improvement
Limited Tax Series 2023, 6.750%, 12/01/52
3/26 at 103.00 N/R   $ 3,337,415
2,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R   1,748,340
1,400 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.625%,
12/01/48, 144A
12/23 at 103.00 N/R   1,368,458
737 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.750%, 12/15/40, 144A
12/23 at 103.00 N/R   697,821
3,825 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.250%, 12/01/50
9/25 at 103.00 N/R   3,474,554
586 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2020B, 8.125%, 12/15/50
9/25 at 103.00 N/R   545,841
1,630 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46
7/23 at 103.00 N/R   1,527,408
245 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%,
12/15/46
7/23 at 103.00 N/R   230,841
1,750 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020, 5.000%, 12/01/49
12/25 at 103.00 N/R   1,647,590
12,435 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%,
12/01/52
6/27 at 103.00 N/R   12,524,035
1,020 Villages of Johnstown Metropolitan District No. 3, Town of Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series 2020A and
Subordinate Limited Tax General Obligation Bonds, Series 2020B,
5.000%, 12/01/50
12/25 at 103.00 N/R   891,868
1,743 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series
2018A, 5.125%, 12/01/48
12/23 at 103.00 N/R   1,626,846
690 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Subordinae Lien Series 2018B, 7.750%,
12/15/48
12/23 at 103.00 N/R   643,604
4,145 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   3,772,116
600 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Limited Tax Series 2019B, 7.750%, 12/15/49
12/24 at 103.00 N/R   557,418
2,295 Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Refunding Senior Series 2022A, 5.250%,
12/01/52
12/27 at 103.00 N/R   2,114,705
10,950 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022, 4.625%, 12/01/28
No Opt. Call N/R   10,139,043
2,500 Waterview II Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2022A, 5.000%, 12/01/51
3/27 at 103.00 N/R   2,176,075

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022:
$ 2,200 6.250%, 12/01/32 12/29 at 103.00 N/R   $ 2,142,008
21,650 6.750%, 12/01/52 12/29 at 103.00 N/R   20,413,569
1,300 Westcreek Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 5.375%, 12/01/48
6/24 at 103.00 N/R   1,237,769
1,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Convertible Capital Appreciation
Bonds, Series 2021A-2, 5.750%, 12/01/50
3/26 at 99.11 N/R   683,480
Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1:
750 5.000%, 12/01/40 3/26 at 103.00 N/R   690,923
1,000 5.000%, 12/01/50 3/26 at 103.00 N/R   865,050
5,355 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022,
5.125%, 12/01/51
3/27 at 103.00 N/R   4,600,213
1,960 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R   1,814,529
313 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
6/24 at 103.00 N/R   291,716
4,600 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51, 144A
9/26 at 103.00 N/R   3,389,832
2,780 White Buffalo Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation bonds, Convertible to Unlimited Tax Bonds,
Series 2020, 5.500%, 12/01/50
6/25 at 103.00 N/R   2,590,154
595 Wild Plum Metropolitan District, Columbine Valley, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A,
5.000%, 12/01/49, (Pre-refunded 12/01/24)
12/24 at 103.00 N/R  (7) 624,048
6,500 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Refunding & Improvement Series 2018A, 5.375%,
12/01/48
12/23 at 103.00 N/R   6,243,120
1,707 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/48
12/23 at 103.00 N/R   1,612,483
756 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.625%, 12/15/49
9/24 at 103.00 N/R   693,698
3,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   3,368,887
650 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
12/24 at 103.00 N/R   596,876
21,610 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 4.625%, 12/01/51, 144A
9/26 at 97.28 N/R   11,760,378
Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1:
3,785 4.000%, 12/01/41, 144A 9/26 at 103.00 N/R   2,613,808
49,660 4.125%, 12/01/51, 144A 9/26 at 103.00 N/R   30,428,668
3,265 Windshire Park Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2017A, 6.500%, 12/01/47
12/27 at 103.00 N/R   3,297,813

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,635 Windshire Park Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2017B, 7.750%, 12/15/47
12/27 at 103.00 N/R   $ 1,550,552
Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019:
3,300 5.000%, 12/01/39 9/24 at 103.00 N/R   3,172,290
9,315 5.000%, 12/01/49 9/24 at 103.00 N/R   8,452,990
1,185 Winsome Metropolitan District No. 3, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A, 5.125%,
12/01/50, 144A
9/26 at 103.00 N/R   984,688
1,500 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 N/R   1,389,000
2,200 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Limited Tax
Convertible to Unlimited Tax Bonds, Series 2018A, 5.875%, 12/01/48
12/23 at 103.00 N/R   2,188,208
292 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Subordinate General
Obligation Limited Tax Bonds, Series 2018B, 8.125%, 12/15/48, 144A
12/23 at 103.00 N/R   274,626
Total Colorado 1,818,365,053
Connecticut - 0.0%
3,500 Great Pond Improvement District, Connecticut, Special Obligation
Revenue Bonds, Great Pond Phase 1 Project, Series 2019, 4.750%,
10/01/48, 144A
10/26 at 102.00 N/R   3,139,395
4,379 Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority
Distribution Payment Public Improvement Bonds, Series 2015A,
6.750%, 2/01/45, 144A
7/23 at 100.00 B-   4,382,119
Total Connecticut 7,521,514
Delaware - 0.1%
Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A:
4,890 6.750%, 9/01/35, 144A 3/25 at 100.00 N/R   5,015,282
7,500 7.000%, 9/01/45, 144A 3/25 at 100.00 N/R   7,695,225
6,129 Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special
Development District, Series 2018, 5.250%, 7/01/48, 144A
7/28 at 100.00 N/R   5,922,452
1,310 Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds,
Lincoln Towers Associates, LLC Project, Series 2011A and Series
2011B, 8.250%, 7/15/48
7/23 at 100.00 N/R   1,310,878
Total Delaware 19,943,837
District of Columbia - 2.1%
341,045 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
7/23 at 24.47 N/R   79,299,783
19,980 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 N/R   16,590,393
230 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Taxable Series 2019B, 7.000%, 5/15/24, 144A
No Opt. Call N/R   223,891
2,000 District of Columbia, Tax Increment Revenue Bonds, Union Market
Infrastructure Project, Series 2021A, 4.250%, 6/01/46, 144A
6/28 at 100.00 N/R   1,292,440
District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at
Rock Creek Project, Series 2017A:
580 5.000%, 7/01/32 7/24 at 103.00 N/R   565,657

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 800 5.000%, 7/01/37 7/24 at 103.00 N/R   $ 746,504
3,100 5.000%, 7/01/52 7/24 at 103.00 N/R   2,591,290
90,205 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Capital Appreciation, Second Senior
Lien Series 2010A, 0.000%, 10/01/37 - BAM Insured, (UB) (5)
No Opt. Call AA   48,120,759
Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B:
53,245 4.000%, 10/01/44, (UB) (5) 10/29 at 100.00 Baa2   51,125,849
1,010 4.000%, 10/01/44 10/29 at 100.00 Baa2   969,802
53,165 4.000%, 10/01/49, (UB) (5) 10/29 at 100.00 Baa2   49,663,021
44,865 4.000%, 10/01/53, (UB) (5) 10/29 at 100.00 Baa2   41,314,833
7,500 4.000%, 10/01/53 - AGM Insured, (UB) (5) 10/29 at 100.00 A1   7,129,875
34,760 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series 2022A,
4.000%, 10/01/52 - AGM Insured, (UB) (5)
10/31 at 100.00 A1   33,089,087
Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B:
2,450 0.000%, 10/01/27 - AGC Insured No Opt. Call A2   2,119,152
2,055 0.000%, 10/01/36 - AGC Insured No Opt. Call A2   1,230,904
7,000 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 Baa1   7,894,250
17,835 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, 4.000%, 10/01/51, (AMT),
(UB) (5)
10/31 at 100.00 AA-   16,793,793
10,000 Washington Metropolitan Area Transit Authority, Virginia, Dedicated
Revenue Bonds, Green Series 2023A, 4.125%, 7/15/47, (UB) (5)
7/33 at 100.00 AA   9,970,100
Total District of Columbia 370,731,383
Florida - 16.8%
1,495 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series
2015, 6.250%, 11/01/46
11/39 at 100.00 N/R   1,576,866
32,215 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61, 144A
11/29 at 103.00 N/R   22,052,456
2,125 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33, 144A
No Opt. Call N/R   1,870,255
4,920 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 A3   4,558,774
1,250 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Series 2019A, 4.000%, 12/01/49, (UB) (5)
12/29 at 100.00 A3   1,158,225
Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A:
2,405 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R   2,424,264
4,020 5.375%, 11/01/49, 144A 11/29 at 100.00 N/R   4,001,387
2,000 Arbors Community Development District, Florida, Revenue Bonds,
Capital Improvement 2023 Project Area Series 2023, 5.625%,
5/01/53, 144A
5/33 at 100.00 N/R   2,039,120

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,570 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 5.000%, 5/01/36
5/28 at 100.00 N/R   $ 1,577,489
Armstrong Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2017A:
415 5.000%, 11/01/34, 144A 11/27 at 100.00 N/R   416,743
1,000 5.125%, 11/01/48, 144A 11/27 at 100.00 N/R   963,540
1,960 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48
5/31 at 100.00 N/R   2,049,200
3,060 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 2 Project, Series
2016, 5.250%, 5/01/47
5/26 at 100.00 N/R   3,074,015
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series
2018:
1,145 5.300%, 5/01/39 5/29 at 100.00 N/R   1,165,496
1,940 5.375%, 5/01/49 5/29 at 100.00 N/R   1,940,543
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4 Project, Series
2020:
910 4.300%, 5/01/42, 144A 5/30 at 100.00 N/R   817,862
1,655 4.450%, 5/01/52, 144A 5/30 at 100.00 N/R   1,420,222
3,925 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements Project,
Series 2021, 4.000%, 5/01/52, 144A
5/32 at 100.00 N/R   2,990,340
Avenir Community Development District, Palm Beach Gardens, Florida,
Special Assessment Bonds, Area 3 - Master Infrastructure Project, Series
2023:
4,515 5.375%, 5/01/43 5/33 at 100.00 N/R   4,452,332
9,560 5.625%, 5/01/54 5/33 at 100.00 N/R   9,444,611
3,485 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43
11/24 at 100.00 N/R   3,529,747
1,675 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
5.000%, 11/01/48, 144A
11/28 at 100.00 N/R   1,619,356
1,125 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   884,137
15,000 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 N/R   14,051,250
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 2B, Series
2018:
570 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R   572,605
935 5.000%, 11/01/49, 144A 11/29 at 100.00 N/R   903,406
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 3A, Series
2018:
2,250 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R   2,259,787
5,470 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R   5,313,777
1,460 5.125%, 11/01/51, 144A 11/29 at 100.00 N/R   1,413,966

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 4, Series
2018:
$ 480 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R   $ 482,146
1,560 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R   1,517,599
2,575 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 5.250%,
11/01/46
11/25 at 100.00 N/R   2,577,781
1,985 Ballentrae Hillsborough Community Development District,
Hillsborough County, Florida, Special Assessment Bonds, Series
2014, 5.500%, 11/01/44
11/25 at 100.00 N/R   1,997,704
1,825 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022, 4.125%, 11/01/51
11/32 at 100.00 N/R   1,465,822
4,375 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
11/01/48
11/28 at 100.00 N/R   4,152,356
2,000 Banyan Cay Community Development District, West Palm Beach,
Florida, Special Assessment Bonds, 2020-1, 4.000%, 11/01/51
11/30 at 100.00 N/R   1,570,560
920 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2015A-2,
5.000%, 5/01/35
5/25 at 100.00 N/R   924,867
Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2013A:
2,710 5.000%, 9/01/43 9/23 at 100.00 BBB   2,712,358
1,230 5.000%, 9/01/45 9/23 at 100.00 BBB   1,230,984
4,050 5.000%, 9/01/48 9/23 at 100.00 BBB   4,052,835
Beach Road Golf Estates Community Development District, Bonita
Springs, Florida, Special Assessment Bonds Series 2015:
80 5.000%, 11/01/36 11/25 at 100.00 N/R   80,237
8,380 5.000%, 11/01/46 11/25 at 100.00 N/R   8,077,650
55 Beacon Lakes Community Development District, Florida, Special
Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38
7/23 at 100.00 N/R   55,043
1,775 Beaumont Communit Development District 1, City of Wildwood,
Florida, Special Assessment Bonds, Series 2019 A-1, 5.500%,
11/01/39, 144A
11/29 at 100.00 N/R   1,815,541
1,870 Beaumont Communit Development District 2, City of Wildwood,
Florida, Special Assessment Bonds, Series 2019, 6.375%, 11/01/49,
144A
11/31 at 100.00 N/R   1,920,060
2,985 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.500%, 11/01/43
11/28 at 100.00 BBB   3,270,396
150 Belmond Reserve Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Area 2 Series
2023, 5.500%, 11/01/52
11/33 at 100.00 N/R   151,516
1,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%,
11/01/43
11/33 at 100.00 N/R   1,081,610
Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A:
705 5.375%, 11/01/36 11/27 at 100.00 N/R   715,462
1,030 5.500%, 11/01/46 11/27 at 100.00 N/R   1,035,871
3,145 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47
5/26 at 100.00 N/R   2,918,088

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,000 Black Creek Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Project 2020 Series 2022, 5.625%,
6/15/52
6/32 at 100.00 N/R   $ 3,025,020
26,135 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43
7/23 at 100.00 N/R   26,135,784
Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018:
1,785 5.000%, 5/01/38, 144A 5/28 at 100.00 N/R   1,787,677
2,975 5.125%, 5/01/48, 144A 5/28 at 100.00 N/R   2,871,381
1,985 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
7/23 at 100.00 N/R   1,985,794
2,500 Bradbury Community Development District, Haines City, Florida,
Special Assessment Bonds, Series 2023, 5.500%, 5/01/53, 144A
5/33 at 100.00 N/R   2,480,200
3,510 Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 4.000%, 4/01/52,
(UB) (5)
4/32 at 100.00 A   3,240,994
Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area Two Series 2022:
1,000 5.500%, 5/01/42, 144A 5/32 at 100.00 N/R   1,008,320
1,910 5.625%, 5/01/52, 144A 5/32 at 100.00 N/R   1,916,532
18,380 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
4.000%, 10/01/44, (AMT), (UB) (5)
10/29 at 100.00 N/R   17,574,405
15,000 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
4.000%, 9/01/49, (AMT), (UB) (5)
9/29 at 100.00 A   14,113,200
Broward County, Florida, Tourist Development Tax Revenue Bonds,
Convention Center Expansion Project, Series 2021:
18,590 4.000%, 9/01/51 - BAM Insured, (UB) (5) 9/31 at 100.00 Aa3   18,039,736
5,000 4.000%, 9/01/51, (UB) (5) 9/31 at 100.00 Aa3   4,756,600
7,625 Broward County, Florida, Water and Sewer Utility Revenue Bonds,
Series 2022A, 4.000%, 10/01/47 (5)
10/31 at 100.00 AA+   7,526,637
2,000 Buckhead Trails Community Development District, Manatee County
Florida, Special Assessment Bonds, 2022 Project Series 2022, 5.750%,
5/01/52, 144A
5/37 at 100.00 N/R   1,997,000
Bullfrog Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017:
1,315 5.125%, 11/01/38 11/27 at 100.00 N/R   1,321,010
1,910 5.250%, 11/01/47 11/27 at 100.00 N/R   1,878,580
6,830 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.875%, 7/01/40, 144A
7/25 at 100.00 N/R   4,762,217
2,000 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, South Tech Schools Project, Series 2020A, 5.000%, 6/15/55,
144A
6/27 at 100.00 N/R   1,689,700
520 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/56,
144A
6/31 at 100.00 N/R   435,978
4,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/56, 144A
12/28 at 100.00 N/R   3,033,280
7,840 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Series 2020A, 6.000%, 6/15/55,
144A
6/25 at 105.00 N/R   7,590,923
225 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Taxable Series 2020B, 7.000%,
6/15/25, 144A
No Opt. Call N/R   220,453

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,625 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pepin Academies Inc., Series 2020A, 5.750%, 7/01/55
7/26 at 104.00 N/R   $ 3,260,724
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A:
750 5.125%, 7/01/39, 144A 1/29 at 100.00 N/R   715,725
10,455 5.250%, 7/01/49, 144A 1/29 at 100.00 N/R   9,674,639
1,000 5.375%, 7/01/54, 144A 1/29 at 100.00 N/R   931,040
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The
Florida Charter Educational Foundation, Inc. Projects, Series 2018A:
1,000 5.375%, 6/15/38, 144A 6/28 at 100.00 N/R   966,580
1,970 5.375%, 6/15/48, 144A 6/28 at 100.00 N/R   1,802,176
2,290 Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds,
Coral Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54
7/23 at 105.00 CCC   1,591,069
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018:
730 6.100%, 8/15/38, 144A 8/28 at 100.00 N/R   743,702
4,030 6.200%, 8/15/48, 144A 8/28 at 100.00 N/R   4,069,978
3,955 6.375%, 8/15/53, 144A 8/28 at 100.00 N/R   4,015,630
Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A:
3,490 5.375%, 7/01/37, 144A 7/27 at 100.00 Ba1   3,478,064
4,820 5.500%, 7/01/47, 144A 7/27 at 100.00 Ba1   4,658,096
42,506 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(4)
6/28 at 100.00 N/R   5,525,738
10,470 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 5.250%, 6/15/47, 144A
6/27 at 100.00 N/R   9,910,483
Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A:
1,000 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R   938,230
5,425 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R   4,754,307
Capital Trust Agency, Florida, Revenue Bonds, Tallahassee Classical
School Inc., Series 2021A:
4,395 4.250%, 7/01/51, 144A 7/31 at 100.00 N/R   3,084,279
4,265 4.375%, 7/01/56, 144A 7/31 at 100.00 N/R   2,978,719
5,750 Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm
Coast Project, Series 2017A, 7.000%, 10/01/49, 144A (4)
4/24 at 103.00 N/R   3,220,000
Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A:
1,090 5.000%, 10/15/47, 144A 10/27 at 100.00 Ba1   988,913
895 5.000%, 10/15/52, 144A 10/27 at 100.00 Ba1   795,763
1,345 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/54, 144A
10/27 at 100.00 Ba1   1,188,630
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds,
Elim Senior Housing, Inc. Project, Series 2017:
1,860 5.375%, 8/01/32, 144A 8/24 at 103.00 N/R   1,579,066
2,735 5.625%, 8/01/37, 144A 8/24 at 103.00 N/R   2,192,075
11,680 5.875%, 8/01/52, 144A 8/24 at 103.00 N/R   8,479,446
Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2015:
765 5.625%, 11/01/36 11/26 at 100.00 N/R   781,753
1,855 5.750%, 11/01/47 11/26 at 100.00 N/R   1,875,943

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018:
$ 625 5.125%, 5/01/38 5/28 at 100.00 N/R   $ 629,563
1,235 5.250%, 5/01/49 5/28 at 100.00 N/R   1,221,007
Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2014:
3,770 5.000%, 5/01/34 5/24 at 100.00 N/R   3,785,231
9,320 5.125%, 5/01/45 5/24 at 100.00 N/R   9,240,687
Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2017:
1,470 5.000%, 5/01/32 5/27 at 100.00 N/R   1,496,166
6,205 5.000%, 5/01/48 5/27 at 100.00 N/R   5,982,303
430 Chaparral of Palm Bay Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2020A-2, 4.000%, 5/01/31
No Opt. Call N/R   409,106
3,675 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2015,
5.500%, 10/01/36, (AMT), 144A
10/25 at 100.00 N/R   3,713,220
1,000 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series
2019, 5.000%, 6/15/49, 144A
6/29 at 100.00 N/R   945,000
2,575 Coconut Cay Community Development District, Florida, Special
Assessment Bonds, Series 2006, 5.375%, 5/01/36
7/23 at 100.00 N/R   2,576,365
Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2023:
3,500 5.250%, 6/01/38 6/33 at 100.00 BBB-   3,582,285
5,000 5.000%, 6/01/43 6/33 at 100.00 BBB-   4,864,400
Collier County Industrial Development Authority, Florida, Continuing
Care Community Revenue Bonds, Arlington of Naples Project, Series
2014A:
6,245 7.750%, 5/15/35, 144A (4) 5/24 at 100.00 N/R   686,967
3,903 8.000%, 5/15/37, 144A (4) 5/24 at 100.00 N/R   429,355
788 Collier County Industrial Development Authority, Florida, Continuing
Care Community Revenue Bonds, Arlington of Naples Project, Series
2015A, 6.500%, 5/15/49, 144A (4)
5/25 at 100.00 N/R   86,720
Collier County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Gulf Coast Charter Academy South Project,
Series 2017A:
1,360 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R   1,274,850
2,205 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R   1,939,540
2,000 Connerton East Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Project, Series 2023, 5.375%, 6/15/53, 144A
6/33 at 100.00 N/R   2,016,020
1,000 Copper Creek Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49,
144A
11/31 at 100.00 N/R   943,060
Coral Bay of Lee County Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area One, Series
2022:
320 5.500%, 5/01/42 5/32 at 100.00 N/R   323,859
500 5.625%, 5/01/52, 144A 5/32 at 100.00 N/R   505,145
Corkscrew Farms Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2017:
1,855 5.000%, 11/01/38, 144A 11/32 at 100.00 N/R   1,839,195
3,765 5.125%, 11/01/50, 144A 11/32 at 100.00 N/R   3,605,063

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1:
$ 745 5.250%, 11/01/37 11/28 at 100.00 N/R   $ 755,013
1,915 5.600%, 11/01/46 11/28 at 100.00 N/R   1,936,907
5,000 Creekview Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Phase 1 Project Series 2022,
4.750%, 5/01/53
5/32 at 100.00 N/R   4,431,600
Cross Creek North Community Development District, Clay County,
Florida, Special Assessment Bonds, Series 2018:
2,325 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R   2,367,199
3,410 5.375%, 11/01/50, 144A 11/29 at 100.00 N/R   3,432,949
1,975 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-2,
7.000%, 5/01/30
5/24 at 100.00 N/R   2,004,645
2,130 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-3,
6.500%, 5/01/44
5/24 at 100.00 N/R   2,146,167
4,875 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call N/R   4,309,792
2,605 Cypress Bluff Community Development District, Florida, Special
Assessment Bonds, Series 2019, 5.100%, 5/01/48
5/29 at 100.00 N/R   2,540,344
115 Cypress Creek Community Development District, Hillborough County,
Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A,
6.000%, 5/01/45
5/32 at 100.00 N/R   116,586
1,435 Cypress Park Estates Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project, Series
2022, 5.125%, 5/01/52, 144A
5/32 at 100.00 N/R   1,367,426
4,000 Davie, Florida, Educational Facilities Revenue Bonds, Nova
Southeastern University Project, Refunding Series 2018, 5.000%,
4/01/48, (UB) (5)
4/28 at 100.00 0   4,112,200
1,500 Deerbrook Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023, 5.500%,
5/01/53, 144A
5/33 at 100.00 N/R   1,499,850
Del Webb Oak Creek Community Development District, Lee County,
Florida, Special Assessment Bonds, 2023 Project, Series 2023:
575 5.000%, 5/01/43 5/33 at 100.00 N/R   568,543
2,395 5.250%, 5/01/53 5/33 at 100.00 N/R   2,380,510
920 DG Farms Community Development District, Florida,Capital
Improvement  Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R   723,948
15,735 Doral, Florida, General Obliation Bonds, Parks & Recreation Projects,
Series 2021, 4.000%, 7/01/50, (UB) (5)
7/30 at 100.00 AA+   15,145,724
Downden West Community Development District, Florida, Revenue
Bonds Series 2018:
1,000 5.400%, 5/01/39, 144A 5/29 at 100.00 N/R   1,016,380
3,205 5.550%, 5/01/49, 144A 5/29 at 100.00 N/R   3,223,685
7,880 Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2018A, 5.100%,
5/01/48, 144A
5/28 at 100.00 N/R   7,759,436
Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Series 2015:
935 5.300%, 5/01/36 5/26 at 100.00 N/R   944,182
1,430 5.500%, 5/01/45 5/26 at 100.00 N/R   1,436,764
1,955 5.500%, 5/01/46 5/26 at 100.00 N/R   1,962,507

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,430 DW Bayview Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Assessment Area
Series 2022, 5.250%, 5/01/52
5/32 at 100.00 N/R   $ 1,394,622
2,205 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33
7/23 at 100.00 N/R   2,206,830
1,000 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 N/R   958,970
East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2018:
1,485 5.125%, 5/01/39 5/29 at 100.00 N/R   1,491,935
2,495 5.250%, 5/01/49 5/29 at 100.00 N/R   2,442,979
1,500 Edgewater East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   1,181,235
Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
1,790 5.500%, 11/01/39, 144A 11/29 at 100.00 N/R   1,830,454
4,405 5.750%, 11/01/49, 144A 11/29 at 100.00 N/R   4,482,792
4,000 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48
11/27 at 100.00 N/R   3,969,560
Epperson Ranch II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2018A-1:
1,000 5.500%, 5/01/39, 144A 5/29 at 100.00 N/R   1,017,160
2,000 5.625%, 5/01/49, 144A 5/29 at 100.00 N/R   2,017,860
4,295 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%,
11/01/45
5/27 at 100.00 N/R   4,548,663
15,000 Everest GMR Community Development District, Osceola County,
Florida, Special Assessment Bonds, Series 2023, 6.200%, 5/01/54
5/33 at 100.00 N/R   15,052,950
Evergreen Community Development District, Florida, Special
Assessment Bonds, Series 2019:
1,245 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R   1,243,357
2,410 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R   2,320,685
750 Fallschase Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 3.125%, 5/01/31
No Opt. Call N/R   665,737
500 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.200%, 5/01/50
5/30 at 100.00 N/R   410,075
1,415 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Charter School, Series 2019A,
6.125%, 6/15/46, 144A
6/26 at 100.00 N/R   1,421,905
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2017A:
765 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R   774,409
1,510 6.125%, 6/15/46, 144A 6/26 at 100.00 N/R   1,517,369
830 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2018A, 6.125%, 6/15/46, 144A
6/26 at 100.00 N/R   834,050
1,900 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Cornerstone Charter Schools Project, Series 2022,
5.250%, 10/01/56, 144A
10/29 at 100.00 BB+   1,764,986

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud, Series
2021A:
$ 2,030 5.000%, 6/15/51, 144A 6/29 at 102.00 N/R   $ 1,657,698
1,805 5.000%, 6/15/56, 144A 6/29 at 102.00 N/R   1,443,097
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Discovery High School Project, Series 2020A:
3,000 5.000%, 6/01/40, 144A 6/29 at 100.00 N/R   2,695,650
2,500 5.000%, 6/01/55, 144A 6/29 at 100.00 N/R   2,081,950
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2014A:
6,025 6.250%, 7/01/34 7/24 at 100.00 N/R   6,058,077
9,780 6.500%, 7/01/44 7/24 at 100.00 N/R   9,834,475
3,935 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2017A, 5.750%, 7/01/44, 144A
7/27 at 100.00 N/R   3,693,548
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project, Series
2017C:
9,160 5.650%, 7/01/37, 144A 7/27 at 101.00 N/R   9,203,235
12,575 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R   12,429,759
17,675 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Dreamers Academy Project, Series 2022A, 6.000%,
1/15/57, 144A
1/28 at 101.00 N/R   13,268,446
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
6,405 4.750%, 7/15/36, 144A 7/26 at 100.00 N/R   6,111,203
7,735 5.000%, 7/15/46, 144A 7/26 at 100.00 N/R   7,036,065
1,030 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Imagine School at Broward Project, Series 2019A,
5.000%, 12/15/49, 144A
12/29 at 100.00 Baa3   1,040,331
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Innovation Montessori Ocoee Projects, Taxable Series
2022A:
5,410 5.500%, 7/01/52, 144A 7/32 at 100.00 Ba2   4,745,977
4,140 5.625%, 7/01/56, 144A 7/32 at 100.00 Ba2   3,635,044
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
1,250 5.875%, 6/15/34, 144A 6/24 at 100.00 N/R   1,100,088
6,275 6.000%, 6/15/44, 144A 6/24 at 100.00 N/R   5,145,876
4,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Pepin Academies of Pasco County Inc., Series 2020A,
5.000%, 1/01/50, 144A
1/27 at 100.00 N/R   3,589,440
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A:
355 6.000%, 6/15/35, 144A 6/25 at 100.00 N/R   357,954
8,500 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R   8,518,785
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A:
2,110 6.000%, 6/15/34, 144A 6/24 at 100.00 N/R   2,134,202
6,115 6.125%, 6/15/44, 144A 6/24 at 100.00 N/R   6,175,171

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 850 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Social Bonds-Unlocking Children 's Potential Charter
Schools Project, Series 2020A, 5.000%, 6/01/40
6/28 at 100.00 N/R   $ 782,467
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Southwest Charter Foundation Inc Projects, Series
2017A:
3,225 6.000%, 6/15/37, 144A 6/27 at 100.00 N/R   3,081,262
6,215 6.125%, 6/15/47, 144A 6/27 at 100.00 N/R   5,722,150
8,210 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A, 6.375%, 6/15/46, 144A
6/26 at 100.00 N/R   8,375,678
5,000 Florida Development Finance Corporation, Educational Facilities
Revenue Refunding Bonds, Central Charter School, Series 2022,
6.000%, 8/15/57, 144A
8/32 at 100.00 N/R   4,776,700
105,325 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   104,627,748
210,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Series 2019A-1, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   208,611,900
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
2,565 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 7/23 at 101.00 N/R   2,556,202
131,740 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 7/23 at 102.00 N/R   127,137,004
472,335 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 7/23 at 102.00 N/R   453,536,067
50,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
7/23 at 101.00 N/R   49,212,500
180,450 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
7/23 at 103.00 N/R   183,546,522
1,720 Florida Development Finance Corporation, Revenue Bonds, IPS Florida
LLC-Idea Florida, Inc. Jacksonville IV, Series 2022, 5.250%, 6/15/29,
144A
6/27 at 100.00 N/R   1,703,522
Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 4 Project, Series 2015:
1,180 5.125%, 11/01/36 11/26 at 100.00 N/R   1,191,835
1,485 5.375%, 11/01/46 11/26 at 100.00 N/R   1,491,891
2,465 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 5.000%,
11/01/46
11/26 at 100.00 N/R   2,392,702
4,250 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.500%, 11/01/44
11/24 at 100.00 N/R   4,317,065
Forest Brooke Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017:
1,000 5.000%, 12/15/37 12/27 at 100.00 N/R   1,002,070
2,000 5.125%, 12/15/46 12/27 at 100.00 N/R   1,961,980
650 Forest Lake Community Development District, Polk County, Florida,
Specia Assessment Bonds, Assessment Area 2 Project, Series 2022,
5.500%, 5/01/52, 144A
5/32 at 100.00 N/R   660,387
FRERC Community Development District, Ocoee, Florida, Special
Assessment Bonds, Series 2020:
5,720 5.375%, 11/01/40 11/29 at 100.00 N/R   5,602,797
8,390 5.500%, 11/01/50 11/29 at 100.00 N/R   8,068,411

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,630 Gateway Services Community Development District, Fort Myers Lee
County, Florida, Special Assessment Bonds, Refunding Series 2013,
5.750%, 5/01/33
7/23 at 100.00 N/R   $ 1,631,304
3,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment
Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44
5/24 at 100.00 N/R   2,930,580
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment
Area, Refunding Series 2014A-2, 5.000%, 5/01/39
5/24 at 100.00 N/R   1,000,610
2,095 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R   2,017,548
4,500 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement Bonds,
Assessment Area Two Phase 1 Project, Series 2014A-1, 5.900%,
5/01/45
5/24 at 100.00 N/R   4,523,535
1,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement Bonds,
Assessment Area Two Project, Refunding Series 2014A-2, 6.500%,
5/01/39
5/24 at 100.00 N/R   1,012,080
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Series 2019A:
1,840 4.750%, 11/01/39 11/29 at 100.00 N/R   1,764,818
3,670 5.000%, 11/01/50 11/29 at 100.00 N/R   3,446,827
1,000 Grande Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Area 1 Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   786,900
8,975 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 4.000%, 10/01/49, (AMT), (UB) (5)
10/29 at 100.00 AA-   8,463,605
10,395 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2022A, 4.000%, 10/01/52, (AMT), (UB) (5)
10/31 at 100.00 AA-   9,736,477
20,000 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 4.000%,
10/01/52, (AMT), (UB) (5)
10/27 at 100.00 A+   18,423,600
Grove Resort Community Development District, Orange County,
Florida, Special Assessment Revenue Bonds, Series 2017A:
1,000 5.000%, 11/01/28 No Opt. Call N/R   1,019,260
10,015 5.875%, 11/01/47 11/32 at 100.00 N/R   10,433,427
2,400 Hacienda Lakes Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2016, 4.625%, 5/01/46
5/26 at 100.00 N/R   2,160,384
1,000 Hammock Oaks Community Development District, Florida, Special
Assessment Revenue Bonds, Area One Series 2023, 5.750%, 5/01/53,
144A
5/33 at 100.00 N/R   1,007,740
300 Hammock Reserve Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, Area 2 Project, Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   243,324
Hammock Reserve Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, Area 3 Project, Series
2022:
1,500 4.700%, 5/01/42, 144A 5/32 at 100.00 N/R   1,396,860
1,500 5.000%, 5/01/52, 144A 5/32 at 100.00 N/R   1,431,330
4,740 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding Series
2014, 5.250%, 5/01/32
5/24 at 100.00 N/R   4,760,003

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Harmony West Community Development District, Osceloa County,
Florida, Special Asssessment Revenue Bonds, Assessment Area 1,
Series 2018:
$ 930 5.100%, 5/01/38, 144A 5/32 at 100.00 N/R   $ 943,513
1,870 5.250%, 5/01/49, 144A 5/32 at 100.00 N/R   1,862,632
1,000 Harmony West Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 2,
Series 2023, 5.300%, 5/01/53, 144A
5/33 at 100.00 N/R   1,002,950
1,070 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 3, Series 2021,
4.000%, 5/01/52
5/31 at 100.00 N/R   846,991
1,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 4, Series 2023,
5.500%, 5/01/53
5/33 at 100.00 N/R   1,005,190
6,550 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2017, 5.000%, 1/01/50
1/27 at 100.00 N/R   6,158,310
3,900 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 5.125%, 1/01/50
1/29 at 100.00 N/R   3,776,448
760 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 5.000%, 11/01/34
11/24 at 100.00 N/R   761,915
290 Heritage Harbour North Community Development District, Florida,
Capital Improvement Revenue Bond, Refunding Series 2017A-1,
5.250%, 5/01/38
5/27 at 100.00 N/R   292,729
595 Heron Isles Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2017A-2, 5.000%, 5/01/36, 144A
5/27 at 100.00 N/R   599,076
810 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39, 144A
11/29 at 100.00 N/R   820,579
4,455 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area One, Series 2016A-1,
6.250%, 11/01/47
11/36 at 100.00 N/R   4,732,502
440 Highland Meadows Community Development District, Davenport,
Florida, Special Assessment Revenue Bonds, Series 2006A, 5.500%,
5/01/36
7/23 at 100.00 N/R   440,167
1,015 Highland Meadows II Community Development District, Davenport,
Polk County, Florida, Special Assessment Revenue Bonds, Area 4B/C
Project, Series 2017, 5.000%, 11/01/48
11/27 at 100.00 N/R   972,837
Highland Meadows II Community Development District, Davenport,
Polk County, Florida, Special Assessment Revenue Bonds, Area 5
Project, Series 2017:
390 5.375%, 11/01/37 11/27 at 100.00 N/R   395,277
790 5.500%, 11/01/47 11/27 at 100.00 N/R   793,365
310 Highland Meadows II Community Development District, Davenport,
Polk County, Florida, Special Assessment Revenue Bonds, Area 6
Project, Series 2017, 5.500%, 11/01/47
11/27 at 100.00 N/R   311,321
2,045 Highland Meadows West Community Development District, Haines
City, Florida, Special Assessment Bonds, Series 2019, 5.000%,
11/01/49, 144A
11/29 at 100.00 N/R   1,946,267
Highlands Community Development District, Hillborough County,
Florida, Special Assessment Bonds, Assessment Area 4 Project, Series
2018:
710 5.250%, 6/15/39, 144A 12/29 at 100.00 N/R   715,758
1,205 5.375%, 6/15/49, 144A 12/29 at 100.00 N/R   1,199,517

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Hills of Minneola Community Development District, Florida, Special
Assessment Revenue Bonds, South Parcel Assessment Area Phase 2,
Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   $ 780,160
16,490 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/52, (AMT), (UB) (5)
10/31 at 100.00 Aa3   15,471,248
Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A
Tampa General Hospital, Series 2020A:
3,000 4.000%, 8/01/50 2/31 at 100.00 Baa1   2,712,480
12,995 3.500%, 8/01/55 2/31 at 100.00 Baa1   9,811,745
8,005 3.500%, 8/01/55, (UB) (5) 2/31 at 100.00 Baa1   6,044,095
3,150 4.000%, 8/01/55, (UB) (5) 2/31 at 100.00 Baa1   2,781,765
350 Holly Hill Road East Community Development District, Davenport,
Florida, Special Assessment Revenue Bonds, Area 3 Project, Series
2020, 5.000%, 11/01/41
No Opt. Call N/R   353,524
Hunter's Ridge Community Development District 1, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series 2019:
430 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R   427,188
645 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R   619,135
Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2015:
1,905 5.000%, 11/01/35 11/25 at 100.00 N/R   1,912,639
2,910 5.125%, 11/01/45 11/25 at 100.00 N/R   2,846,067
985 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 5.000%,
11/01/47
11/27 at 100.00 N/R   937,365
K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014:
490 5.125%, 11/01/34 11/24 at 100.00 N/R   492,107
895 5.375%, 11/01/44 11/24 at 100.00 N/R   896,504
K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014:
610 5.125%, 11/01/34 11/24 at 100.00 N/R   612,623
1,030 5.375%, 11/01/44 11/24 at 100.00 N/R   1,031,730
Lake County, Florida, Educational Facilities Revenue Bonds, Imagine
South Lake Charter School Project, Series 2019A:
825 5.000%, 1/15/49, 144A 7/29 at 100.00 N/R   743,704
825 5.000%, 1/15/54, 144A 7/29 at 100.00 N/R   729,985
3,940 Lake Deer Community Development District, Polk County Florida,
Special Assessment Revenue Bonds, Series 2022, 5.625%, 5/01/53
5/37 at 100.00 N/R   3,827,828
1,000 Lake Harris Community Development District, Lake County, Florida,
Special Assessment  Bonds, 2023 Project Area Series 2023, 5.625%,
5/01/53, 144A , (WI/DD)
5/33 at 100.00 N/R   1,010,430
8,180 Lakes by the Bay South Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34
5/24 at 100.00 N/R   8,240,696
2,940 Lakeside Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45
5/25 at 100.00 N/R   2,961,403
Lakeside Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2018:
1,595 5.000%, 5/01/38 5/28 at 100.00 N/R   1,598,413
2,660 5.100%, 5/01/48 5/28 at 100.00 N/R   2,573,364
Lakeside Preserve Community Development District, Lakeland, Florida,
Special Assessment Bonds, Series 2019:
420 4.875%, 5/01/39 5/29 at 100.00 N/R   408,824

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 575 5.000%, 5/01/49 5/29 at 100.00 N/R   $ 543,300
2,960 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47,
144A
5/27 at 100.00 N/R   2,929,838
2,550 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018,
5.100%, 5/01/48
5/28 at 100.00 N/R   2,489,794
Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 1B, Series 2018:
2,250 5.300%, 5/01/39 5/29 at 100.00 N/R   2,278,147
3,995 5.450%, 5/01/48 5/29 at 100.00 N/R   4,015,175
Lawson Dunes Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, 2022 Project Series 2022:
1,660 5.000%, 5/01/42, 144A 5/32 at 100.00 N/R   1,632,046
3,025 5.125%, 5/01/52, 144A 5/32 at 100.00 N/R   2,893,866
1,690 Lee County Housing Finance Authority, Florida, Multifamily Housing
Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%,
9/15/47, (Mandatory Put 9/15/27)
7/23 at 100.00 N/R   1,691,031
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2007A:
5,515 5.250%, 6/15/27 7/23 at 100.00 BB   5,417,881
35,550 5.375%, 6/15/37 7/23 at 100.00 BB   34,307,527
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2012A:
2,625 5.500%, 6/15/32, 144A 7/23 at 100.00 BB   2,544,675
4,700 5.750%, 6/15/42, 144A 7/23 at 100.00 BB   4,510,120
Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Cypress Cove at HealthPark Florida, Inc.
Project, Series 2022A:
1,850 5.250%, 10/01/52 10/29 at 103.00 BB+   1,576,533
6,650 5.250%, 10/01/57 10/29 at 103.00 BB+   5,537,056
Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A:
790 5.375%, 12/01/32, 144A 7/23 at 105.00 N/R   648,290
2,000 5.625%, 12/01/37, 144A 7/23 at 105.00 N/R   1,546,600
11,650 5.750%, 12/01/52, 144A 7/23 at 105.00 N/R   8,021,491
10,000 Lee County, Florida, Airport Revenue Bonds, Series 2021B, 5.000%,
10/01/46, (AMT), (UB) (5)
10/31 at 100.00 A2   10,460,100
Lee County, Florida, Airport Revenue Bonds, Tender Option Bond Trust
2021-XF1126:
20,045 4.000%, 10/01/51, (AMT), (UB) (5) 10/31 at 100.00 A2   18,507,348
181 Lexington Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37
7/23 at 100.00 N/R   181,056
1,185 Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.750%, 5/01/50
5/29 at 100.00 N/R   1,064,035
Magic Place Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2019:
3,585 4.375%, 5/01/40 5/30 at 100.00 N/R   3,258,191
7,825 4.500%, 5/01/51 5/30 at 100.00 N/R   6,720,736
Majorca Isles Community Development District, Mianmi Gardens,
Florida, Special Assessment Bonds, Series 2015:
1,000 5.375%, 5/01/35 5/26 at 100.00 N/R   1,011,750

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,675 5.625%, 5/01/46 5/26 at 100.00 N/R   $ 3,701,019
16,150 Manatee County, Florida, Revenue Improvement and Refunding Bonds,
Series 2022, 4.000%, 10/01/52, (UB) (5)
10/32 at 100.00 Aa1   15,858,654
5,000 Mandarin Grove Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Project Series
2022, 6.625%, 5/01/53, 144A
5/42 at 100.00 N/R   5,248,450
410 Meadow Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%,
5/01/34
5/24 at 100.00 N/R   414,424
2,700 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 5.000%, 5/01/48
5/28 at 100.00 N/R   2,581,713
1,000 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter
School Inc Project, Series 2020A, 5.000%, 6/01/47, 144A
6/26 at 103.00 Ba2   838,270
Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017:
3,895 5.875%, 7/01/37, 144A 7/27 at 100.00 N/R   3,917,591
6,530 6.000%, 7/01/47, 144A 7/27 at 100.00 N/R   6,497,023
Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017:
13,505 5.125%, 11/01/39 11/27 at 100.00 N/R   13,564,827
15,255 5.250%, 11/01/49 11/27 at 100.00 N/R   15,226,473
32,240 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53, (UB) (5)
4/28 at 100.00 A-   33,349,701
10,635 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018B, 4.000%, 4/01/53, (UB) (5)
4/28 at 100.00 A-   9,783,668
30 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/40
7/23 at 100.00 BBB+   30,141
7,170 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A,
4.000%, 8/01/51, (UB) (5)
8/31 at 100.00 A   6,353,337
6,300 Miami-Dade County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, CFC-MB I, LLC Collins Park
Housing Project Series 2023, 6.250%, 1/01/59, 144A
1/33 at 100.00 N/R   6,233,409
4,430 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Inc. , Series 2017, 5.000%,
9/15/44, 144A
9/27 at 100.00 BBB   4,453,479
Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Project, Series 2014:
1,000 5.000%, 9/15/34 9/24 at 100.00 BBB   1,015,000
1,730 5.250%, 9/15/44 9/24 at 100.00 BBB   1,747,663
Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A:
1,500 5.750%, 9/15/35, 144A 9/25 at 100.00 N/R   1,503,120
3,500 6.000%, 9/15/45, 144A 9/25 at 100.00 N/R   3,504,585
12,855 Miami-Dade County, Florida, General Obligation Bonds, Public Health
Trust Program Series 2021A, 4.000%, 7/01/50, (UB) (5)
7/31 at 100.00 AA   12,428,214
14,790 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT), (UB) (5)
10/31 at 100.00 A3   14,197,808
1,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT)
10/31 at 100.00 A3   959,960

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A:
$ 14,850 5.000%, 10/01/47, (AMT), (UB) (5) 10/32 at 100.00 A3   $ 15,457,513
2,000 5.250%, 10/01/52, (AMT) 10/32 at 100.00 A3   2,101,980
2,030 5.250%, 10/01/52, (AMT), (UB) (5) 10/32 at 100.00 A3   2,133,510
11,960 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Subordinate Series 2021B-1, 4.000%, 10/01/46, (AMT), (UB) (5)
10/31 at 100.00 Aa3   11,400,152
Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2018:
5,000 4.000%, 7/01/45 7/28 at 100.00 AA   4,961,650
5,000 4.000%, 7/01/48, (UB) (5) 7/28 at 100.00 AA   4,867,450
9,085 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2020A, 4.000%, 7/01/49, (UB) (5)
7/30 at 100.00 AA   8,758,303
10,700 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B, 4.000%, 10/01/49, (UB) , (WI/DD)
10/29 at 100.00 A+   10,305,491
Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021:
16,675 4.000%, 10/01/48, (UB) (5) 4/31 at 100.00 A+   16,275,801
15,995 4.000%, 10/01/51, (UB) (5) 10/31 at 100.00 A+   14,778,900
2,410 Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022, 6.200%, 5/01/53, 144A
11/30 at 100.00 N/R   2,507,075
Midtown Miami Community Development District, Florida, Special
Assessment Revenue Bonds, Infrastrusture Project, Refunding Series
2014B:
975 5.000%, 5/01/29 7/23 at 100.00 N/R   974,990
6,705 5.000%, 5/01/37 7/23 at 100.00 N/R   6,604,425
9,770 Midtown Miami Community Development District, Florida, Special
Assessment Revenue Bonds, Parking Garage Project, Refunding
Series 2014A, 5.000%, 5/01/37
7/23 at 100.00 N/R   9,623,450
625 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29
No Opt. Call N/R   636,031
9,140 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
7/23 at 100.00 N/R   9,141,097
Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022:
360 5.125%, 5/01/32, 144A No Opt. Call N/R   365,713
1,090 5.600%, 5/01/42, 144A 5/32 at 100.00 N/R   1,106,568
1,810 5.750%, 5/01/53, 144A 5/32 at 100.00 N/R   1,834,598
2,625 Naples Reserve Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2014, 5.625%, 11/01/45
11/24 at 100.00 N/R   2,638,204
2,645 Naples Reserve Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2018, 5.125%, 11/01/48,
144A
11/28 at 100.00 N/R   2,584,641
870 Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)
7/23 at 100.00 N/R   278,400
1,590 Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/22 (4)
No Opt. Call N/R   508,800
North Boulevard Community Development District, Haines, Polk
County, Florida, Special Assessment Bonds, Series 2019:
715 5.500%, 11/01/39 11/30 at 100.00 N/R   729,979
1,240 5.625%, 11/01/49 11/30 at 100.00 N/R   1,253,243
600 North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2019,
4.500%, 5/01/40
5/29 at 100.00 N/R   555,744

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,750 North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2022, 5.625%,
5/01/52, 144A
5/32 at 100.00 N/R   $ 2,714,965
8,055 North Springs Improvement District, Broward County, Florida, Water
Mangement Bonds, Parkland Bay Unit Area, Series 2018, 5.000%,
5/01/48
5/28 at 100.00 N/R   7,733,605
5,000 North Springs Improvement District, Broward County, Florida, Water
Mangement Bonds, Unit Area C, Series 2017, 5.000%, 5/01/48, 144A
5/28 at 100.00 N/R   4,834,100
Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 2C, Series 2014:
500 5.000%, 8/01/34 8/24 at 100.00 N/R   501,740
3,500 5.000%, 8/01/46 8/24 at 100.00 N/R   3,461,990
3,000 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 2C, Series 2017,
5.000%, 8/01/46
8/27 at 100.00 N/R   2,911,980
13,280 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2015,
5.500%, 8/01/46
8/26 at 100.00 N/R   13,376,546
Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2018A:
3,280 5.500%, 8/01/39 8/29 at 100.00 N/R   3,363,870
5,730 5.625%, 8/01/49 8/29 at 100.00 N/R   5,800,307
3,400 Ocean and Highway Port Authority, Florida, Port Facilities Revenue
Bonds, Worldwide Terminals Fernandina, LLC Project, Series 2019,
5.500%, 12/01/49, (AMT), 144A
12/29 at 100.00 N/R   2,674,440
1,500 Old Hickory Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2020, 4.000%, 6/15/50
6/30 at 100.00 N/R   1,201,785
1,185 Orange Blossom Groves Community Development District, Collier
County, Florida, Special Assessment Bonds, 2023 Project, Series
2023, 5.375%, 6/15/53
6/33 at 100.00 N/R   1,194,492
2,245 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36
5/26 at 100.00 N/R   2,256,360
Osceola Chain Lakes Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2018:
895 5.125%, 5/01/38 5/28 at 100.00 N/R   900,280
1,130 5.250%, 5/01/48 5/28 at 100.00 N/R   1,114,361
2,700 Palermo Community Development District, Florida, Special Assessment
Bonds, 2023 Project, Series 2023, 5.250%, 6/15/53
6/33 at 100.00 N/R   2,679,750
17,865 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida Obligated
Group, Series 2019, 4.000%, 8/15/49, (UB) (5)
8/29 at 100.00 A1   16,355,050
9,815 Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2021A,
5.000%, 6/01/57, 144A
6/31 at 100.00 N/R   8,474,664
1,180 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2019,
4.300%, 5/01/50
5/30 at 100.00 N/R   985,394
1,250 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Sawmill Branch Phase 2 Flager, Series
2022, 5.125%, 5/01/51
5/32 at 100.00 N/R   1,193,775
2,000 Palmetto, Florida, Educational Facilities Revenue Bonds, Renaissance
Arts and Education Inc. Project, Series 2022A, 5.625%, 6/01/62
6/30 at 100.00 BBB-   2,031,300

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 545 Park Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44
11/27 at 100.00 N/R   $ 587,968
2,750 Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.000%, 11/01/51
11/31 at 100.00 N/R   2,159,767
Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020:
800 3.875%, 5/01/40 5/30 at 100.00 N/R   674,072
1,000 4.100%, 5/01/50 5/30 at 100.00 N/R   806,200
3,000 Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2023, 5.400%, 5/01/53
5/33 at 100.00 N/R   2,913,210
1,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt
Cancer Center and Research Institute Capital Improvement Series
2023A, 5.000%, 9/01/48 - AGM Insured
3/33 at 100.00 A1   1,072,170
2,000 Peace Creek Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Area One Series 2023, 5.375%,
6/15/53, 144A
6/33 at 100.00 N/R   2,019,100
9,720 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021,
7.000%, 1/01/57, 144A
7/23 at 108.00 N/R   9,263,549
950 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%,
5/01/37
5/27 at 100.00 N/R   975,783
Preserve at South Branch Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Phase 1 Series
2018:
500 5.250%, 11/01/38 11/29 at 100.00 N/R   510,720
1,000 5.375%, 11/01/49 11/29 at 100.00 N/R   1,005,850
1,870 Preston Cove Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2022, 4.125%, 5/01/52
5/32 at 100.00 N/R   1,496,636
2,240 Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments
Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45,
(AMT)
7/23 at 100.00 N/R   2,239,843
1,000 Ranches at Lake McLeod Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Series 2023, 5.500%, 6/15/53, 144A
6/33 at 100.00 N/R   1,006,040
Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2012:
1,250 6.125%, 11/01/32 No Opt. Call N/R   1,328,763
1,000 6.875%, 11/01/42 11/32 at 100.00 N/R   1,106,480
Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2015:
1,350 5.000%, 11/01/35 11/25 at 100.00 N/R   1,356,683
2,270 5.200%, 11/01/45 11/25 at 100.00 N/R   2,257,946
7,485 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%,
5/01/33
5/25 at 100.00 N/R   7,571,601
2,705 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement
Series 2015, 5.000%, 11/01/47, 144A
11/27 at 100.00 N/R   2,631,911
2,530 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 N/R   2,474,745

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,000 Reunion West Community Development District, Osceola County,
Florida, Special Assessment Bonds, Area 5 Project, Series 2019,
4.625%, 5/01/50
5/29 at 100.00 N/R   $ 1,791,940
160 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.750%,
5/01/50
5/29 at 100.00 N/R   146,824
1,065 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2022, 4.000%,
5/01/52
5/32 at 100.00 N/R   876,506
998 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 N/R   957,272
1,370 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 5.000%, 5/01/38
5/28 at 100.00 N/R   1,372,918
Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1:
570 5.450%, 5/01/31 5/26 at 100.00 N/R   577,062
820 5.600%, 5/01/37 5/26 at 100.00 N/R   829,537
1,300 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1, 4.875%, 5/01/50
5/30 at 100.00 N/R   1,188,720
Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016:
1,000 5.875%, 11/01/37 11/27 at 100.00 N/R   1,036,490
1,000 6.000%, 11/01/47 11/27 at 100.00 N/R   1,028,190
Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018:
2,000 5.375%, 11/01/38, 144A 11/29 at 100.00 N/R   2,033,520
3,760 5.500%, 11/01/49, 144A 11/29 at 100.00 N/R   3,777,672
1,510 Rolling Oaks Community Development District, Osceola County,
Florida, Special Assessment Bonds, 2022 Assessment Area, Series
2022, 6.500%, 5/01/53, 144A
5/33 at 100.00 N/R   1,557,339
1,175 Rustic Oaks Community Development District, Florida, Capital
Improvement Revenue Bonds Series 2022, 4.000%, 5/01/52
5/32 at 100.00 N/R   918,721
1,900 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2014, 7.125%, 11/01/44
11/24 at 100.00 N/R   1,947,234
1,700 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 N/R   1,711,254
1,250 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017, 5.000%, 11/01/47,
144A
11/27 at 100.00 N/R   1,204,463
1,250 Saint Augustine Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022, 5.500%, 6/15/53
6/33 at 100.00 N/R   1,246,300
3,350 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021A, 3.920%, 4/01/59,
(Mandatory Put 4/01/39), 144A
11/31 at 100.00 N/R   2,378,232
1,000 Saltmeadows Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1,
Series 2022, 5.500%, 5/01/53
5/33 at 100.00 N/R   1,001,410
3,380 Sandridge Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Phase II Project, Series 2022,
4.300%, 5/01/52
5/32 at 100.00 N/R   2,788,838

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 745 Sandridge Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2021A-1, 4.000%,
5/01/51
5/31 at 100.00 N/R   $ 586,241
27,500 Sarasota County Public Hospital District, Florida, Hospital Revenue
Bonds, Sarasota Memorial Hospital Project, Series 2018, 4.000%,
7/01/48, (UB) (5)
7/28 at 100.00 A1   25,813,975
15,000 Sarasota County Public Hospital District, Florida, Hospital Revenue
Bonds, Sarasota Memorial Hospital Project, Series 2022, 4.000%,
7/01/52, (UB) (5)
7/32 at 100.00 A1   13,984,650
1,980 Sarasota County Public Hospital District, Florida, Hospital Revenue
Bonds, Sarasota Memorial Hospital Project, Series 2022, 4.000%,
7/01/52
7/32 at 100.00 A1   1,845,974
2,500 Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2023 Project Series 2023, 5.750%,
5/01/53, 144A
5/33 at 100.00 N/R   2,485,625
5,000 Scenic Terrace South Community Development District, Lake Hamilton,
Florida, Special Assessment Revenue Bonds, Series 2022 Project,
Series 2022, 4.625%, 5/01/53, 144A
5/32 at 100.00 N/R   4,340,300
1,130 Seaton Creek Reserve Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Series 2023, 5.500%, 6/15/53, 144A , (WI/DD)
6/33 at 100.00 N/R   1,136,814
1,185 Sedona Point Community Development District, Florida, Special
Assessment Bonds, Project Series 2023, 5.000%, 6/15/53
6/33 at 100.00 N/R   1,140,480
1,140 Seminole Palms Community Development District, Palm Coast, Florida,
Special Assessment Revenue Bonds, 2023 Project Area Series 2023,
5.700%, 5/01/53, 144A
5/33 at 100.00 N/R   1,144,993
Shell Point Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Refunding Series 2019:
1,500 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R   1,513,485
2,990 5.375%, 11/01/49, 144A 11/29 at 100.00 N/R   2,976,156
1,750 Sherwood Manor Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Area Two, Series
2023, 5.625%, 5/01/53
5/33 at 100.00 N/R   1,763,633
4,000 Shingle Creek Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 2
Series 2019, 5.000%, 5/01/49
5/29 at 100.00 N/R   3,816,960
Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1:
390 5.250%, 11/01/38, 144A 11/28 at 100.00 N/R   393,132
580 5.375%, 11/01/48, 144A 11/28 at 100.00 N/R   578,689
1,100 Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1B, Refunding Series
2018A-2, 5.500%, 5/01/49, 144A
No Opt. Call N/R   1,110,846
310 Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47,
144A
11/27 at 100.00 N/R   311,144
2,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series
2015, 5.000%, 5/01/38
5/24 at 101.00 N/R   2,007,740
3,985 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series
2017A, 5.250%, 11/01/48
11/27 at 100.00 N/R   3,907,651
30 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series
2017B, 5.350%, 11/01/29
No Opt. Call N/R   30,890

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,500 Six Mile Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, 2023 Project Area
Series 2023, 5.700%, 5/01/54, 144A
5/33 at 100.00 N/R   $ 1,506,570
Solterra Resort Community Development District, Polk County, Florida,
Special Assessment Bonds, Series 2018:
995 5.250%, 5/01/39 5/31 at 100.00 N/R   1,004,861
2,925 5.375%, 5/01/49 5/31 at 100.00 N/R   2,911,574
1,000 Sorrento Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Area One Series 2023, 5.500%, 5/01/53,
144A
5/33 at 100.00 N/R   1,004,430
25,775 South Broward Hospital District, Florida, Hospital Revenue Bonds,
South Broward Hospital District Obligated Group, Refunding Series
2016A, 4.000%, 5/01/44, (UB) (5)
5/26 at 100.00 Aa3   24,865,143
South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016:
50 5.000%, 5/01/29 5/27 at 100.00 N/R   50,845
780 5.375%, 5/01/37 5/27 at 100.00 N/R   791,193
2,740 5.625%, 5/01/47 5/27 at 100.00 N/R   2,763,482
South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2018:
1,510 5.000%, 5/01/38 5/28 at 100.00 N/R   1,513,216
3,750 5.375%, 5/01/49 5/28 at 100.00 N/R   3,732,788
South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017:
25,110 4.000%, 8/15/42, (UB) 8/27 at 100.00 A1   23,921,795
27,450 4.000%, 8/15/47, (UB) 8/27 at 100.00 A1   25,388,505
8,250 5.000%, 8/15/47 8/27 at 100.00 A1   8,470,110
South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2:
400 4.875%, 5/01/35 5/26 at 100.00 N/R   400,464
100 5.000%, 5/01/38 5/26 at 100.00 N/R   100,122
2,015 South-Dade Venture Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34
7/23 at 101.00 N/R   2,035,875
Spencer Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019:
1,000 5.000%, 5/01/39 5/29 at 100.00 N/R   1,000,250
1,250 5.250%, 5/01/49 5/29 at 100.00 N/R   1,231,475
Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area One Project, Series 2014:
2,125 5.125%, 11/01/34 11/24 at 100.00 N/R   2,135,200
3,265 5.500%, 11/01/44 11/24 at 100.00 N/R   3,276,950
Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area Two Project, Series 2017:
1,525 5.125%, 11/01/37, 144A 11/27 at 100.00 N/R   1,534,562
3,000 5.250%, 11/01/47, 144A 11/27 at 100.00 N/R   2,947,200
2,400 State of Florida, Board of Governors, Florida Polytechnic University,
Florida, Dormitory Revenue Bonds, Series 2023A, 4.250%, 7/01/39 -
BAM Insured
7/33 at 100.00 AA   2,392,728
2,195 Stonegate Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34
7/23 at 100.00 N/R   2,195,615
885 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-3, 5.875%, 11/01/29
7/23 at 101.00 N/R   894,319

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project, Series
2022, 6.375%, 11/01/52, 144A
11/42 at 100.00 N/R   $ 1,052,440
1,000 Stoneybrook South at Championsgate Community Development
District, Osceola County, Florida, Special Assessment Revenue Bonds,
2023 Assessment Area Series 2023, 5.500%, 6/15/53, 144A
6/33 at 100.00 N/R   1,012,180
3,945 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 5.500%, 11/01/44
11/29 at 100.00 N/R   4,025,873
1,075 Storey Creek Community Development District, Osceloa County,
Florida, Special Assessment Bonds, Assessment Area 2 Project, Series
2022, 5.375%, 6/15/52, 144A
6/32 at 100.00 N/R   1,061,702
Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
500 5.250%, 11/01/38, 144A 11/28 at 100.00 N/R   505,675
1,320 5.375%, 11/01/48, 144A 11/28 at 100.00 N/R   1,317,017
1,561 Summit At Fern Hill Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016,
5.000%, 5/01/46
5/27 at 100.00 N/R   1,512,859
1,820 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021A, 5.000%, 5/01/52
No Opt. Call N/R   1,626,443
820 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R   744,265
Sunbridge Stewardship District, Florida, Special Assessment Revenue
Bonds, Weslyn Park Project, Series 2022:
1,000 5.200%, 5/01/42, 144A 5/32 at 100.00 N/R   978,780
2,000 5.350%, 5/01/52, 144A 5/32 at 100.00 N/R   1,934,260
1,500 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B, 4.000%, 7/01/45
7/30 at 100.00 A-   1,391,115
1,815 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R   1,743,235
2,000 Terreno Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2023, 5.250%, 5/01/53
5/33 at 100.00 N/R   1,958,520
5,630 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50
5/29 at 100.00 N/R   5,055,290
4,170 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R   3,928,682
Timber Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018:
995 5.000%, 11/01/38, 144A 11/32 at 100.00 N/R   996,453
1,250 5.000%, 11/01/48, 144A 11/32 at 100.00 N/R   1,189,600
1,075 Tohoqua Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2018, 4.800%, 5/01/48
5/28 at 100.00 N/R   991,645
Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018:
580 4.850%, 5/01/38, 144A 5/28 at 100.00 N/R   568,087
975 5.000%, 5/01/48, 144A 5/28 at 100.00 N/R   937,482
4,795 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.625%,
5/01/40, 144A
5/28 at 100.00 N/R   4,902,552
18,550 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)
7/23 at 100.00 N/R   16,977,145

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 23,470 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)
7/23 at 100.00 N/R   $ 235
8,035 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A, 4.000%, 5/01/40 - AGM
Insured, 144A, (UB) (5)
5/32 at 100.00 AA   8,029,697
2,265 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2018B-2,
5.125%, 5/01/39
5/28 at 100.00 N/R   2,276,484
3,225 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44
11/26 at 102.00 N/R   3,374,124
280 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018, 5.375%, 5/01/38
5/29 at 100.00 N/R   286,300
Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018:
1,265 5.375%, 5/01/38 5/29 at 100.00 N/R   1,293,425
2,595 5.500%, 5/01/49 5/29 at 100.00 N/R   2,621,261
1,225 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 N/R   1,105,636
1,755 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 N/R   1,574,762
4,865 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017,
4.500%, 10/01/47
10/27 at 100.00 N/R   4,264,221
825 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.375%, 11/01/36
11/28 at 100.00 N/R   842,952
Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2
Project, Series 2018:
705 5.250%, 11/01/39, 144A 11/30 at 100.00 N/R   712,628
975 5.375%, 11/01/49, 144A 11/30 at 100.00 N/R   974,298
750 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 -
AGM Insured
11/32 at 100.00 N/R   819,788
2,795 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019A, 4.750%, 5/01/50
5/29 at 100.00 N/R   2,520,559
320 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019B, 4.875%, 5/01/32
No Opt. Call N/R   324,346
Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2018:
1,100 5.375%, 5/01/38 5/28 at 100.00 N/R   1,111,572
3,355 5.500%, 5/01/49 5/28 at 100.00 N/R   3,361,207
TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B &
C, Series 2018:
1,400 5.000%, 11/01/39 11/29 at 100.00 N/R   1,397,802
2,500 5.125%, 11/01/49 11/29 at 100.00 N/R   2,404,450
TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 1 Project, Series 2015:
275 5.000%, 11/01/36 11/25 at 100.00 N/R   275,941
555 5.125%, 11/01/45 11/25 at 100.00 N/R   545,254
2,435 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%,
11/01/45
11/28 at 100.00 N/R   2,469,431

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 10,155 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series
2016A-1, 6.375%, 11/01/47
11/31 at 100.00 N/R   $ 10,521,494
2,275 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series
2016A-2, 6.375%, 11/01/47
11/31 at 100.00 N/R   2,357,105
1,000 Twisted Oaks Pointe Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project Series
2023, 5.625%, 5/01/53, 144A
5/33 at 100.00 N/R   1,004,400
615 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2016A-2, 4.750%, 5/01/37
5/26 at 100.00 N/R   602,147
7,000 Two Rivers East Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2023 Project Series
2023, 5.875%, 5/01/53, 144A
5/33 at 100.00 N/R   7,022,610
2,000 Two Rivers North Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022,
5.250%, 5/01/52, 144A
5/32 at 100.00 N/R   1,936,380
5,000 Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022,
6.250%, 5/01/53, 144A
5/33 at 100.00 N/R   5,098,650
255 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 5.375%, 11/01/37
11/27 at 100.00 N/R   258,754
1,990 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.500%, 11/01/47, 144A
11/28 at 100.00 N/R   2,006,119
Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-1:
1,470 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R   1,467,692
2,625 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R   2,541,866
860 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call N/R   841,192
1,525 Varrea South Community Development District, Plant City, Florida,
Capital Improvement Revenue Bonds, 2023 Assessment Area Series
2023, 5.400%, 5/01/53, 144A
5/33 at 100.00 N/R   1,534,104
3,000 V-Dana Community Development District, Lee County, Florida, Special
Assessment Bonds, Area 2 - 2023 Project, Series 2023, 5.500%,
5/01/54, 144A
5/33 at 100.00 N/R   3,020,100
1,055 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.500%, 11/01/43
11/28 at 100.00 N/R   1,141,710
Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021:
945 4.000%, 5/01/51, 144A 5/31 at 100.00 N/R   743,620
795 4.000%, 5/01/51, 144A 5/31 at 100.00 N/R   625,586
Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens East
Project, Series 2018A:
1,135 5.000%, 11/01/39 11/29 at 100.00 N/R   1,133,513
1,075 5.000%, 11/01/39 11/29 at 100.00 N/R   1,073,592
1,850 5.125%, 11/01/49 11/29 at 100.00 N/R   1,781,495
1,760 5.125%, 11/01/49 11/29 at 100.00 N/R   1,694,827

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,075 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area Three, Four and Five,
Series 2018B, 5.875%, 11/01/32
7/23 at 101.00 N/R   $ 1,086,653
4,400 Verandah West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2013, 5.000%,
5/01/33
7/23 at 100.00 N/R   4,400,616
Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series 2017:
1,640 4.750%, 11/01/38 11/27 at 100.00 N/R   1,585,454
2,200 5.000%, 11/01/48 11/27 at 100.00 N/R   2,081,794
Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series 2017:
1,295 4.750%, 11/01/38 11/27 at 100.00 N/R   1,251,928
1,795 5.000%, 11/01/48 11/27 at 100.00 N/R   1,698,555
Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series 2017:
895 5.000%, 11/01/38 11/27 at 100.00 N/R   896,656
1,410 5.125%, 11/01/48 11/27 at 100.00 N/R   1,360,424
Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022:
1,140 6.450%, 11/01/42 11/32 at 100.00 N/R   1,193,489
1,500 6.625%, 11/01/52 11/32 at 100.00 N/R   1,574,220
1,195 Verano 4 Community Development District, Florida, Special
Assessment Revenue Bonds, Arbor Creek Phase One Assessment
Area Series 2023, 5.625%, 5/01/53, 144A
5/33 at 100.00 N/R   1,213,809
3,725 Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023, 5.250%, 5/01/54, 144A ,
(WI/DD)
5/31 at 100.00 N/R   3,784,153
1,625 Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2022, 5.250%, 5/01/53, 144A
5/32 at 100.00 N/R   1,574,836
1,310 Villamar Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Area 5 Project, Series 2023,
5.750%, 5/01/53, 144A
5/33 at 100.00 N/R   1,313,773
1,790 Villamar Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Series 2019, 4.875%, 5/01/50
5/29 at 100.00 N/R   1,638,530
1,000 Waterford Community Development District, Hernando County, Florida,
Capital Improvement Revenue Bonds, Assessment Area One, Series
2023, 5.600%, 5/01/53
5/33 at 100.00 N/R   1,001,400
Waterset Central Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018:
1,925 5.125%, 11/01/38, 144A 11/28 at 100.00 N/R   1,935,626
4,000 5.250%, 11/01/49, 144A 11/28 at 100.00 N/R   3,915,880
Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014:
1,940 5.125%, 11/01/35 11/24 at 100.00 N/R   1,948,575
1,535 5.250%, 5/01/39 5/27 at 100.00 N/R   1,544,379
1,340 Wellness Ridge Community Development District, Lake County, Florida,
Special Assessment Revenue Bonds, Area One Series 2023, 5.375%,
6/15/53, 144A
6/33 at 100.00 N/R   1,350,733
2,400 West Port Community Developement District, Charlotte County, Florida,
Special Assessment Bonds, Assessment Area 1- 2021 Project, Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   1,888,752

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 7 Master Infrastructure, Series
2019:
$ 3,030 4.750%, 5/01/39 5/29 at 100.00 N/R   $ 2,909,315
6,500 5.000%, 5/01/50 5/29 at 100.00 N/R   6,160,570
710 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019,
5.000%, 5/01/50, 144A
5/29 at 100.00 N/R   672,924
3,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 8 Master Infrastructure, Series
2022, 5.500%, 5/01/53
5/33 at 100.00 N/R   3,009,300
2,500 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 9 Series 2023, 5.625%,
5/01/53, 144A
5/33 at 100.00 N/R   2,533,650
Westside Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Solara Phase 1 Assessment Area,
Series 2018:
475 5.000%, 5/01/38, 144A 5/28 at 100.00 N/R   477,926
575 5.200%, 5/01/48, 144A 5/28 at 100.00 N/R   570,900
Westview North Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022:
750 5.750%, 6/15/42, 144A 6/32 at 100.00 N/R   765,195
1,500 6.000%, 6/15/52, 144A 6/32 at 100.00 N/R   1,529,025
2,580 Willow Hammock Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Series 2017, 5.000%,
11/01/47, 144A
11/27 at 100.00 N/R   2,478,064
Willows Community Development District, Florida, Special Assessment
Bonds, Series 2019:
1,500 5.000%, 5/01/39 5/29 at 100.00 N/R   1,497,690
3,000 5.200%, 5/01/50 5/29 at 100.00 N/R   2,905,200
1,250 Wind Meadows South Community Development District, Bartow,
Florida, Special Assessment Bonds, Assessment Area 2 Project, Series
2023, 5.625%, 5/01/53, 144A
5/33 at 100.00 N/R   1,258,325
1,870 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area,
Series 2015, 5.000%, 11/01/45
11/26 at 100.00 N/R   1,807,916
1,000 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 N/R   945,740
475 Windward Community Development District, Florida, Special
Assessment Bonds, Series 2020A-2, 4.400%, 11/01/35
No Opt. Call N/R   448,742
Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2014:
300 5.375%, 5/01/35 5/25 at 100.00 N/R   303,324
2,370 5.625%, 5/01/45 5/25 at 100.00 N/R   2,385,903
Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016:
915 4.875%, 5/01/36 5/26 at 100.00 N/R   910,416
1,700 5.000%, 5/01/47 5/26 at 100.00 N/R   1,628,957
1,000 Woodcreek Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series
2022, 6.000%, 5/01/53
5/33 at 100.00 N/R   1,034,170
Wynnmere East Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016:
510 5.125%, 5/01/36 5/28 at 100.00 N/R   515,253
925 5.500%, 5/01/46 5/28 at 100.00 N/R   930,670

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Zephyr Lakes Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2019:
$ 1,500 5.500%, 11/01/39, 144A 11/30 at 100.00 N/R   $ 1,533,990
2,575 5.625%, 11/01/49, 144A 11/30 at 100.00 N/R   2,602,501
Total Florida 2,999,262,238
Georgia - 2.2%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current
Interest Series 2017A-1:
500 6.500%, 1/01/29 (4) 1/28 at 100.00 N/R   225,000
24,900 6.750%, 1/01/35 (4) 1/28 at 100.00 N/R   11,205,000
31,660 7.000%, 1/01/40 (4) 1/28 at 100.00 N/R   14,247,000
1,485 Atlanta Urban Residential Finance Authority, Georgia, Multifamily
Housing Revenue Bonds, Testletree Village Apartments, Series 2013A,
5.000%, 11/01/48
11/23 at 100.00 B   1,124,902
8,810 Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B,
4.000%, 7/01/49, (AMT), (UB) (5)
7/29 at 100.00 AA-   8,337,255
4,385 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender
Option Trust 2015-XF0234, 7.262%, 11/01/24, 144A, (IF) (5)
No Opt. Call AA-   4,913,480
41,365 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%,
7/01/49, (UB) (5)
7/29 at 100.00 Aa2   40,022,292
420 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series
2017D, 4.125%, 11/01/45
2/28 at 100.00 BBB   379,172
5,510 Classic Center Authority, Clarke County, Georgia, Revenue Bonds,
Classic Center Arena Project Series 2021, 3.000%, 5/01/61
5/32 at 100.00 AA   3,918,381
Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project, Series
2022A:
18,710 4.000%, 4/01/52, (UB) (5) 4/32 at 100.00 A2   16,966,976
4,850 4.000%, 4/01/52 - AGM Insured 4/32 at 100.00 A1   4,470,924
5,515 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A,
5.000%, 4/01/47, (UB) (5)
4/27 at 100.00 A2   5,638,205
24,040 Dalton Development Authority, Georgia, Revenue Certificates, Hamilton
Health Care System Inc., Series 2017, 4.000%, 8/15/48, (UB) (5)
2/28 at 100.00 AA-   22,526,442
4,750 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%,
10/01/43
10/23 at 100.00 N/R   4,759,500
Fulton County Development Authority, Georgia, Hospital Revenue
Bonds, Wellstar Health System, Inc Project, Series 2017A:
10,000 5.000%, 4/01/47, (UB) (5) 4/27 at 100.00 A2   10,223,400
5,650 5.000%, 4/01/47 4/27 at 100.00 A2   5,776,221
7,785 4.000%, 4/01/50, (UB) (5) 4/30 at 100.00 A2   7,293,144
4,330 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2021A, 3.000%, 2/15/51, (UB) (5)
2/31 at 100.00 A   3,155,011
25,395 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/63, (UB) (5)
7/28 at 100.00 BBB+   25,606,540
7,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series 2017A,
4.000%, 4/01/42, (UB) (5)
4/27 at 100.00 A2   6,742,330

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017:
$ 1,840 5.875%, 6/15/47, 144A 6/27 at 100.00 N/R   $ 1,845,354
1,550 6.000%, 6/15/52, 144A 6/27 at 100.00 N/R   1,557,797
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019A:
20,610 5.000%, 5/15/43, (UB) (5) 5/29 at 100.00 A2   20,660,288
15,185 5.000%, 5/15/49, (UB) , (WI/DD) (5) No Opt. Call A2   15,574,344
11,600 Municipal Electric Authority of Georgia, 4.000%, 1/01/49, (UB) (5) 7/28 at 100.00 N/R   11,104,912
6,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 BBB+   5,989,920
5,765 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2015A, 5.000%, 7/01/60, (UB) (5)
7/25 at 100.00 BBB+   5,755,315
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2019A:
61,095 5.000%, 1/01/49 - BAM Insured, (UB) (5) 7/28 at 100.00 AA   62,950,455
1,300 5.000%, 1/01/49 7/28 at 100.00 BBB+   1,318,499
28,170 5.000%, 1/01/59, (UB) (5) 7/28 at 100.00 BBB+   28,392,262
11,200 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2023A, 5.000%, 7/01/64 - AGM Insured, (UB) (5)
1/33 at 100.00 BBB+   11,769,856
6,280 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
M Bonds, Series 2022A, 4.500%, 7/01/63, (UB) , (WI/DD)
7/32 at 100.00 BBB+   6,199,616
11,650 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2019A, 4.000%, 1/01/49 - BAM Insured, (UB)
(5)
1/29 at 100.00 A2   11,152,778
15,220 Walton County, Georgia, Walton Industrial Building Authority, Walton
County Jail Facilities Project, Series 2021, 4.000%, 2/01/52, (UB) (5)
2/32 at 100.00 AA   14,873,897
3,330 White County Development Authority, Georgia, Revenue Bonds Truett
McConnell University, Series 2019, 5.250%, 10/01/49
10/26 at 103.00 N/R   2,842,122
Total Georgia 399,518,590
Guam - 0.0%
Guam A.B. Won Pat  International Airport Authority, Revenue Bonds,
Series 2013C:
675 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2   679,313
735 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2  (7) 739,697
Total Guam 1,419,010
Hawaii - 0.1%
3,530 Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023, 7.250%,
5/15/52, 144A
5/33 at 100.00 N/R   3,508,396
1,565 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 Ba3   1,343,631
3,040 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33, 144A
7/23 at 100.00 BB   3,043,161
16,795 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2017B, 4.000%, 3/01/37, (AMT), (UB) (5)
3/27 at 100.00 Baa1   16,023,606
Total Hawaii 23,918,794

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho - 0.1%
$ 3,382 Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special
Assessment Bonds, Assessment Area One, Series 2011, 9.000%,
9/01/40
7/23 at 100.00 N/R   $ 3,386,058
955 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Compass Public Charter School, Inc. Project, Series 2018A,
6.000%, 7/01/49, 144A
7/28 at 100.00 BB   992,006
4,040 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/56,
144A
7/26 at 103.00 N/R   3,206,669
715 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Taxable Series 2021B, 5.750%,
7/15/31, 144A
7/26 at 103.00 N/R   633,726
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020A:
680 4.500%, 7/01/30, 144A 7/25 at 100.00 N/R   617,025
2,270 5.000%, 7/01/40, 144A 7/25 at 100.00 N/R   1,904,303
6,040 5.250%, 7/01/55, 144A 7/25 at 100.00 N/R   4,805,666
275 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020B, 5.250%,
7/01/27, 144A
7/25 at 100.00 N/R   256,185
2,220 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 N/R   1,499,321
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Xavier Charter School, Inc. Project, Series 2015A:
975 5.000%, 6/01/35 6/25 at 100.00 BBB   988,943
2,380 5.000%, 6/01/44 6/25 at 100.00 BBB   2,389,020
Total Idaho 20,678,922
Illinois - 10.3%
6,185 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.700%, 5/01/36
7/23 at 100.00 N/R   6,184,753
2,960 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/24 (4)
7/23 at 100.00 N/R   2,909,698
4,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019, 5.250%, 3/01/41
3/28 at 100.00 N/R   3,717,960
4,360 Central Illinois Economic Development Authority, Illinois, Multifamily
Housing Revenue Bonds, Huntington Ridge Apartments Project,
Series 2014, 5.000%, 8/01/30
8/24 at 100.00 N/R   4,024,018
Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016:
11,130 5.750%, 4/01/35, (UB) (5) 4/27 at 100.00 A   11,873,261
38,215 6.100%, 4/01/36, (UB) (5) 4/27 at 100.00 A   41,024,567
119,345 6.000%, 4/01/46, (UB) (5) 4/27 at 100.00 A   125,139,200
Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2017:
6,115 5.000%, 4/01/42, (UB) (5) 4/27 at 100.00 A   6,188,380
4,685 5.000%, 4/01/46, (UB) (5) 4/27 at 100.00 A   4,719,810
7,500 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2018, 5.000%, 4/01/46, (UB) (5)
4/28 at 100.00 A   7,569,225
Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2023:
5,550 5.000%, 4/01/45, (UB) (5) 4/33 at 100.00 A   5,744,195
11,825 5.750%, 4/01/48, (UB) (5) 4/33 at 100.00 A   12,930,401

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 23,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
7/23 at 100.00 Ba2   $ 23,239,855
10,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 BB+   10,024,900
16,800 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42,
144A
12/27 at 100.00 BB+   18,227,832
1,245 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/34
12/27 at 100.00 BB+   1,275,465
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/46
12/27 at 100.00 BB+   4,915,600
255,480 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   268,376,630
42,670 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB+   46,119,443
8,750 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2017, 5.000%, 12/01/46, (UB) (5)
12/26 at 100.00 A+   8,967,088
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A:
8,445 4.000%, 12/01/50 - BAM Insured, (UB) (5) 12/29 at 100.00 AA   7,993,530
6,905 4.000%, 12/01/55 - BAM Insured, (UB) (5) 12/29 at 100.00 AA   6,461,216
6,500 5.000%, 12/01/55, (UB) (5) 12/29 at 100.00 A+   6,689,800
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A:
21,000 5.000%, 12/01/46 - BAM Insured, (UB) (5) 12/31 at 100.00 AA   22,564,710
7,875 5.000%, 12/01/52, (UB) (5) 12/31 at 100.00 A+   8,149,759
6,195 5.000%, 12/01/57, (UB) (5) 12/31 at 100.00 A+   6,405,134
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014:
29,720 5.000%, 12/01/44, (UB) 12/24 at 100.00 AA   30,021,064
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Tender Option Bond Trust 2015-XF0232:
500 6.823%, 6/01/24 - AGM Insured, 144A, (IF) (5) No Opt. Call AA   531,460
8,000 6.823%, 6/01/44 - AGM Insured, 144A, (IF) (5) No Opt. Call AA   8,503,360
2,950 6.822%, 12/01/44 - AGM Insured, 144A, (IF) (5) No Opt. Call AA   3,135,496
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Tender Option Bond Trust 2015-XF1040:
1,000 8.042%, 12/01/49, (Mandatory Put 7/07/23), 144A, (IF) 12/24 at 100.00 AA   1,072,320
2,000 8.042%, 12/01/49, 144A, (IF) (5) 12/24 at 100.00 AA   2,144,640
1,150 8.042%, 12/01/49, 144A, (IF) (5) 12/24 at 100.00 AA   1,233,168
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Tender Option Bond Trust 2017-XF2426:
2,600 6.791%, 12/01/44, 144A, (IF) (5) 12/24 at 100.00 AA   2,731,690
2,000 6.791%, 12/01/44, 144A, (IF) (5) 12/24 at 100.00 AA   2,101,300
639 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th
and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29
7/23 at 100.00 N/R   638,703
4,264 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26 (4)
7/23 at 100.00 N/R   3,113,038
3,618 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopement Project,
Series 2013A, 7.125%, 3/15/33
7/23 at 100.00 N/R   3,618,468

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A:
$ 4,000 5.000%, 1/01/39 1/29 at 100.00 A+   $ 4,180,040
20,320 4.000%, 1/01/43, (UB) (5) 1/29 at 100.00 A+   19,313,957
25,550 5.000%, 1/01/48, (UB) (5) 1/29 at 100.00 A+   26,293,760
9,000 4.375%, 1/01/53, (UB) (5) 1/29 at 100.00 A+   8,759,970
10,000 5.000%, 1/01/53, (UB) (5) 1/29 at 100.00 A+   10,250,500
5,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/52
1/27 at 100.00 A+   5,078,850
5,735 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2017D, 5.000%, 1/01/47, (UB) (5)
1/27 at 100.00 A+   5,829,513
18,485 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2018B, 4.000%, 1/01/44, (UB) (5)
1/29 at 100.00 A+   17,987,938
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A:
10,000 4.500%, 1/01/48, (UB) (5) 1/31 at 100.00 A+   9,916,100
12,990 5.250%, 1/01/53 (5) 1/31 at 100.00 A+   13,654,049
13,475 5.000%, 1/01/55, (UB) (5) 1/32 at 100.00 A+   13,907,547
1,490 5.000%, 1/01/55 1/32 at 100.00 A+   1,537,829
6,000 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.500%, 1/01/43, (UB) (5)
1/30 at 100.00 Baa3   6,417,900
2,500 Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21
Program, Series 2002B, 5.500%, 1/01/37, (UB) (5)
1/25 at 100.00 Baa3   2,543,525
Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A:
2,995 5.250%, 1/01/30 1/24 at 100.00 Baa3   3,024,201
1,445 5.250%, 1/01/32 1/24 at 100.00 Baa3   1,459,089
Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A:
5,000 5.625%, 1/01/30, (UB) (5) 1/27 at 100.00 BBB   5,317,500
87,600 6.000%, 1/01/38, (UB) (5) 1/27 at 100.00 BBB   93,251,076
2,740 Chicago, Illinois, General Obligation Bonds, Project and Refunding
Series 2003B, 5.250%, 1/01/28, (UB) (5)
1/25 at 100.00 Baa3   2,822,118
Chicago, Illinois, General Obligation Bonds, Project and Refunding
Series 2005D:
5,000 5.500%, 1/01/33, (UB) (5) 1/25 at 100.00 Baa3   5,096,450
6,850 0.000%, 1/01/37, (UB) (5) 1/25 at 100.00 Baa3   6,969,258
10,815 5.500%, 1/01/40, (UB) (5) 1/25 at 100.00 Baa3   10,987,175
3,365 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/35, (UB) (5)
1/26 at 100.00 BBB   3,430,517
Chicago, Illinois, General Obligation Bonds, Series 2015A:
3,900 5.500%, 1/01/35, (UB) (5) 1/25 at 100.00 BBB   3,971,838
4,775 5.500%, 1/01/39, (UB) (5) 1/25 at 100.00 BBB   4,855,268
1,795 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/44, (UB) (5)
1/29 at 100.00 BBB   1,827,148
8,110 Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand
Series 2007F, 0.000%, 1/01/42, (UB) (5)
1/25 at 100.00 Baa3   8,227,271
12,500 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Series 2023A, 5.500%, 1/01/62 - AGM Insured
7/33 at 100.00 A   13,976,875
3,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 4.000%,
11/15/39, (UB) (5)
11/27 at 100.00 AA-   2,987,820
Cook County, Illinois, Sales Tax Revenue Bonds, Series 2018:
400 4.000%, 11/15/34, (UB) (5) 11/27 at 100.00 AA-   406,668

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 11,170 4.000%, 11/15/37, (UB) (5) 11/27 at 100.00 AA-   $ 11,188,654
1,645 4.000%, 11/15/38, (UB) (5) 11/27 at 100.00 AA-   1,644,029
2,000 IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender
Option Bonds Trust 2015-XF0230, 6.652%, 7/01/23, 144A, (IF) (5)
No Opt. Call A1   2,046,580
Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series
2016A:
11,295 6.250%, 11/01/36, 144A (4) 11/26 at 100.00 N/R   7,928,751
13,325 6.375%, 11/01/46, 144A (4) 11/26 at 100.00 N/R   8,418,602
1,145 Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable
Series 2016B, 10.000%, 11/01/24, 144A (4)
No Opt. Call N/R   1,098,799
46,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47, (UB) (5)
11/28 at 100.00 A   42,326,440
Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A:
4,055 5.000%, 7/01/51, 144A 7/31 at 100.00 N/R   3,138,448
4,420 5.000%, 7/01/56, 144A 7/31 at 100.00 N/R   3,328,128
Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic
Charter Schools Belmont School Project, Series 2015A:
845 5.750%, 12/01/35, 144A 12/25 at 100.00 N/R   864,528
4,475 6.000%, 12/01/45, 144A 12/25 at 100.00 N/R   4,583,116
11,555 Illinois Finance Authority, Local Government Program Revenue Bonds,
Maine Township High School District Number 207 Project, Series
2019, 4.000%, 12/01/38, (UB) (5)
12/29 at 100.00 Aa1   11,546,449
Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017:
4,500 5.250%, 5/15/42 5/24 at 103.00 N/R   3,685,950
1,800 5.250%, 5/15/54 5/24 at 103.00 N/R   1,340,964
27,150 5.500%, 5/15/54 5/24 at 103.00 N/R   21,049,938
12,990 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2014, 4.000%, 8/01/38, (UB) (5)
8/24 at 100.00 Aa3   12,821,260
17,295 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015, 4.125%, 5/01/45, (UB) (5)
5/25 at 100.00 AA   16,234,298
Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017:
2,500 4.000%, 8/15/37, (UB) (5) 8/27 at 100.00 AA-   2,446,225
6,000 4.000%, 8/15/39, (UB) (5) 8/27 at 100.00 AA-   5,760,840
2,455 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, 4.000%, 2/15/36, (UB)
2/27 at 100.00 Aa2   2,473,020
5,190 Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series
2007, 5.375%, 11/15/39
7/23 at 100.00 N/R   4,958,526
2,000 Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53, 144A
8/33 at 100.00 BB+   2,008,280
Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022:
1,300 5.000%, 3/01/47 9/32 at 100.00 BBB-   1,245,309
1,200 5.000%, 3/01/52 9/32 at 100.00 BBB-   1,125,972
88,140 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 4.000%, 7/15/47, (UB) (5)
1/28 at 100.00 Aa2   83,896,940
6,000 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 4.000%, 7/15/47
1/28 at 100.00 Aa2   5,711,160
6,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2020A, 4.000%, 5/15/50, (UB) (5)
11/30 at 100.00 A   5,325,720

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 3,735 Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Refunding Series 2020A, 5.000%, 4/01/50, 144A
4/25 at 100.00 N/R   $ 2,984,713
2,400 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2018A, 6.125%, 4/01/58, 144A
10/28 at 100.50 N/R   2,220,624
Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2019A:
5,150 6.125%, 4/01/49, 144A 10/28 at 100.50 N/R   4,854,442
33,605 6.125%, 4/01/58, 144A 10/28 at 100.50 N/R   31,093,362
11,500 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015A, 4.000%, 11/15/39
5/25 at 100.00 A+   11,274,370
11,345 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015A, 4.000%, 11/15/39, (UB) (5)
5/25 at 100.00 A+   11,122,411
74,495 Illinois Finance Authority, Revenue Bonds, The University of Chicago
Medical Center, Series 2016B, 4.000%, 8/15/41, (UB) (5)
2/27 at 100.00 A1   72,301,122
3,035 Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza,
Series 2013, 5.250%, 2/15/40
7/23 at 100.00 N/R   2,812,535
Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A:
17,800 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) 10/25 at 100.00 N/R  (7) 18,503,278
2,200 5.000%, 10/01/46, (UB) 10/25 at 100.00 AA-   2,244,352
1,660 Illinois Finance Authority, Student Housing Revenue Bonds, CHF-
Collegiate Housing Foundation - Cook LLC Northeastern Illinois
University Project, Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 B-   1,358,793
6,710 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, GNMA Collateralized - Lifelink Developments, Series 2006,
4.850%, 4/20/41, (AMT), (UB) (5)
9/23 at 100.00 AA+   6,714,026
Illinois Sports Facility Authority, State Tax Supported Bonds, Tender
Option Bond Trust 2015-XF1009:
2,245 7.040%, 12/15/23 - AGM Insured, 144A, (IF) (5) 6/24 at 100.00 BB+   2,361,808
3,305 7.040%, 12/15/23 - AGM Insured, 144A, (IF) (5) 6/24 at 100.00 BB+   3,476,992
Illinois State, General Obligation Bonds, April Series 2014:
8,695 5.000%, 4/01/36 - AGM Insured, (UB) (5) 4/24 at 100.00 A1   8,766,995
1,300 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/41
1/26 at 100.00 BBB+   1,311,336
14,600 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/42
3/32 at 100.00 BBB+   16,077,520
4,865 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/46
3/31 at 100.00 BBB+   5,062,227
Illinois State, General Obligation Bonds, May Series 2014:
7,625 5.000%, 5/01/33, (UB) (5) 5/24 at 100.00 BBB+   7,704,681
100 5.000%, 5/01/36 5/24 at 100.00 BBB+   100,695
10,285 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 BBB+   11,205,713
3,045 Illinois State, General Obligation Bonds, May Series 2023B, 5.500%,
5/01/47
5/32 at 100.00 BBB+   3,308,606
14,250 Illinois State, General Obligation Bonds, October Series 2022C,
5.500%, 10/01/39
10/32 at 100.00 BBB+   15,985,507
Illinois State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1006:
1,795 6.037%, 4/01/32 - AGM Insured, 144A, (IF) (5) 4/24 at 100.00 A2   1,877,283
6,665 Illinois State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1010, 5.842%, 2/01/39 - AGM Insured, 144A, (IF) (5)
2/24 at 100.00 A2   6,794,034

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,200 Matteson, Illinois, Tax Increment Revenue Bonds, Limited Obligation
Series 2015, 6.500%, 12/01/35
12/26 at 100.00 N/R   $ 1,235,220
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A:
8,500 4.000%, 6/15/50 - BAM Insured, (UB) (5) 12/29 at 100.00 AA   7,969,940
7,735 4.000%, 6/15/50, (UB) (5) 12/29 at 100.00 A1   7,252,645
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B:
8,715 0.000%, 12/15/41 - AGM Insured No Opt. Call A1   3,757,123
10 0.000%, 12/15/50 No Opt. Call BBB   2,569
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A:
7,360 5.000%, 6/15/53, (UB) (5) 12/25 at 100.00 BBB   7,396,358
5,000 5.500%, 6/15/53, (UB) (5) 12/25 at 100.00 BBB   5,081,700
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A:
10,000 0.000%, 12/15/56 - AGM Insured No Opt. Call A1   1,942,500
13,000 5.000%, 6/15/57, (UB) (5) 12/27 at 100.00 BBB   13,122,070
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B:
19,140 0.000%, 12/15/54 No Opt. Call BBB   3,976,718
6,980 0.000%, 12/15/56 - AGM Insured No Opt. Call BBB   1,355,865
53,700 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/44 - AGM Insured, (UB) (5)
No Opt. Call BBB   20,101,521
6,270 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/44 - AGM Insured
No Opt. Call BBB   2,347,049
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A:
28,930 0.000%, 12/15/37 - NPFG Insured No Opt. Call Baa2   15,390,760
6,000 0.000%, 12/15/40 - AGM Insured No Opt. Call A1   2,738,460
155 0.000%, 6/15/41 - NPFG Insured No Opt. Call Baa2   67,529
2,260 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R   2,078,997
2,437 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse Facility,
Redevelopment Project, Series 2018A, 6.000%, 3/15/34, 144A
7/23 at 100.00 N/R   2,427,002
4,295 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds,
Evans Road Series 2013B, 7.000%, 12/01/33
12/23 at 100.00 N/R   4,298,307
Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2018B:
14,340 4.000%, 6/01/45, (UB) (5) 6/28 at 100.00 AA   14,233,741
20,000 4.000%, 6/01/48, (UB) (5) 6/28 at 100.00 AA   19,780,600
0 (9) Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring
Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%,
10/15/24
No Opt. Call N/R   185
7,400 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization
Bonds, Tender Option Bond Trust Series 2022-XL0294, 4.000%,
1/01/48 - BAM Insured, (UB) (5)
1/28 at 100.00 AA   7,004,470
51,495 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018A, 4.000%, 1/01/48, (UB) (5)
1/28 at 100.00 AA-   47,862,028
40,000 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018C, 5.250%, 1/01/48, (UB) (5)
1/29 at 100.00 AA   42,286,000

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 24,800 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series
2012, 5.750%, 8/01/42, (AMT)
7/23 at 100.00 B1   $ 24,904,656
500 Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Memorial Group, Inc., Series 2013, 7.250%, 11/01/33, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R  (7) 505,845
3,370 Upper Illinois River Valley Development Authority, Education Facilities
Revenue Bonds, Elgin Math & Science Academy Charter School,
Series 2023A, 5.875%, 3/01/58
3/30 at 100.00 Ba2   3,246,759
1,000 Upper Illinois River Valley Development Authority, Education Facilities
Revenue Bonds, Prairie Crossing Charter School, Series 2020, 5.000%,
1/01/55, 144A
1/27 at 100.00 N/R   894,090
1,188 Volo Village, Illinois, Special Tax Bonds, Special Service Area 17, Series
2017, 5.500%, 3/01/47
3/25 at 100.00 N/R   1,183,224
1,187 Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain
Square, Series 2005, 6.125%, 3/01/30
7/23 at 100.00 N/R   1,187,712
3,695 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
(4)
7/23 at 100.00 N/R   1,588,850
2,145 Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26
7/23 at 100.00 N/R   2,144,753
1,900 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100
Raintree Village Project, Series 2013, 5.000%, 3/01/33
7/23 at 100.00 N/R   1,816,533
4,120 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113
Cannoball & Beecher, Series 2007, 5.750%, 3/01/28
7/23 at 100.00 N/R   4,120,453
Total Illinois 1,839,579,470
Indiana - 0.9%
2,500 Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee
at the Wigwam Project, Series 2020A, 5.375%, 1/01/40, 144A
1/27 at 102.00 N/R   2,020,225
7,045 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.625%, 1/01/38, 144A
1/24 at 105.00 N/R   5,889,690
Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of
Fort Wayne Project, Series 2017:
435 5.125%, 1/01/32 7/23 at 105.00 N/R   376,901
4,465 5.350%, 1/01/38 7/23 at 105.00 N/R   3,625,402
4,500 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   3,874,635
250 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Taxable Refunding Series 2020B, 5.000%, 6/01/25,
144A
No Opt. Call N/R   241,730
1,595 Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health
Project, Tender Option Bond Trust 2016-XL0019, 6.955%, 4/01/30 -
AMBAC Insured, 144A, (IF) (5)
No Opt. Call AA   2,331,571
Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st
Century Charter School Project, Series 2013A:
4,060 6.000%, 3/01/33 7/23 at 100.00 B+   4,025,896
7,355 6.250%, 3/01/43 7/23 at 100.00 B+   6,711,511
7,465 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017, 5.375%, 7/01/47
7/27 at 100.00 BB   7,084,434

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 3,050 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/55, 144A
12/27 at 103.00 N/R   $ 2,347,799
300 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Taxable Series 2021B, 5.000%, 12/01/27,
144A
No Opt. Call N/R   280,251
4,370 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45
12/25 at 100.00 BB-   4,494,239
Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016:
2,170 7.000%, 12/01/34, 144A 12/24 at 100.00 N/R   2,217,415
5,640 7.250%, 12/01/44, 144A 12/24 at 100.00 N/R   5,741,576
4,860 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rock
Creek Community Academy Project, Series 2018A, 6.125%, 7/01/48,
144A
7/28 at 100.00 N/R   4,861,993
Indiana Finance Authority, Educational Facilities Revenue Bonds, Seven
Oaks Classical School Project, Series 2021A:
625 5.000%, 6/01/51 6/31 at 100.00 N/R   523,119
550 5.000%, 6/01/56 6/31 at 100.00 N/R   449,273
10,500 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 N/R   7,675,080
180 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021B, 4.500%, 12/01/23
No Opt. Call N/R   177,005
21,355 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2012, 5.750%,
8/01/42, (AMT)
7/23 at 100.00 B1   21,445,332
Indiana Finance Authority, Health System Revenue Bonds, Franciscan
Alliance, Inc Obligated Group, Series 2016A:
11,440 4.000%, 11/01/51, (UB) (5) 11/25 at 100.00 Aa3   10,824,642
2,955 4.000%, 11/01/51 11/25 at 100.00 Aa3   2,796,051
8,915 5.000%, 11/01/51 , (WI/DD) No Opt. Call Aa3   9,054,704
16,500 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/53
, (WI/DD)
10/33 at 100.00 AA   17,787,495
10,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/53,
(UB) , (WI/DD)
10/33 at 100.00 AA   10,780,300
10,400 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49,
(UB) (5)
12/29 at 100.00 AA   9,636,432
7,510 Indianapolis Local Public Improvement Bond Bank, Indiana, Circle
City Forward Phase II Project Revenue Bonds, Series 2023B, 4.125%,
2/01/52, (UB) , (WI/DD)
8/33 at 100.00 Aa1   7,335,618
4,000 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.750%, 4/01/36
4/24 at 102.00 N/R   3,461,000
1,695 Saint Joseph County, Indiana, Economic Development Revenue Bonds,
Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35
7/23 at 100.00 N/R   1,707,441
1,500 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
11/23 at 100.00 N/R   1,509,900
12,913 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A,
7.250%, 12/01/28, (AMT) (4)
No Opt. Call N/R   129
130 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B,
7.250%, 12/01/28 (4)
No Opt. Call N/R   1

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch
of Terre Haute Project, Series 2017:
$ 410 5.100%, 1/01/32 7/23 at 105.00 N/R   $ 354,597
4,560 5.350%, 1/01/38 7/23 at 105.00 N/R   3,702,537
Total Indiana 165,345,924
Iowa - 0.7%
71,975 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
7/23 at 100.00 BB+   70,382,193
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022:
11,370 5.000%, 12/01/50 12/29 at 103.00 BBB-   11,548,396
30,500 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 BBB-   31,257,620
Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council
Bluffs, Inc. Project, Series 2018:
750 5.000%, 8/01/38 8/23 at 102.00 N/R   627,000
2,050 5.125%, 8/01/48 8/23 at 102.00 N/R   1,578,787
Total Iowa 115,393,996
Kansas - 0.4%
4,205 Kansas State Development Finance Authority, Facilities Revenue Bonds,
K-State Athletics Incorporated Project Series 2023C, 4.250%, 7/01/42,
(UB) (5)
7/31 at 100.00 A1   4,181,999
1,850 Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village
Inc, Series 2017A, 5.000%, 5/15/43
5/27 at 100.00 BB+   1,711,564
Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special
Obligation Series 2006:
2,656 1.000%, 3/01/26 (4) 7/23 at 100.00 N/R   1,168,602
555 1.000%, 3/01/28 (4) No Opt. Call N/R   244,477
2,024 Olathe, Kansas, Transportation Development District Sales Tax Revenue
Bonds, Gateway Project Area lA, Series 2006, 1.750%, 12/01/28 (4)
9/23 at 100.00 N/R   404,796
5,390 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/49
3/29 at 100.00 BB-   5,030,810
2,300 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B, 6.100%, 12/15/34
(4)
7/23 at 100.00 N/R   1,150,000
Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012:
7,385 4.375%, 12/15/23 7/23 at 100.00 N/R   6,631,435
5,000 5.250%, 12/15/29 7/23 at 100.00 N/R   2,575,000
10,955 6.000%, 12/15/32 7/23 at 100.00 N/R   4,861,281
10,725 Topeka, Kansas, Utility Revenue Bonds, Refunding Series 2018A,
4.000%, 8/01/48, (UB) (5)
8/26 at 100.00 Aa3   10,586,862
University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2017A:
13,050 4.000%, 3/01/42, (UB) (5) 3/27 at 100.00 AA-   12,441,870
4,710 4.000%, 3/01/42, (Pre-refunded 3/01/27), (UB) 3/27 at 100.00 N/R  (7) 4,885,824
Wyandotte County-Kansas City Unified Government, Kansas, Sales
Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A,
Series 2015:
1,000 5.750%, 9/01/32 9/25 at 100.00 N/R   860,390
10,845 6.000%, 9/01/35 9/25 at 100.00 N/R   9,292,647
Total Kansas 66,027,557

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky - 0.1%
$ 3,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R   $ 2,667,480
4,580 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017, 5.000%, 3/01/39
3/27 at 100.00 N/R   4,291,094
3,535 Fort Thomas, Kentucky, Special Obligation Revenue Bonds, Onr
Highland Project Series 2020B, 5.500%, 9/01/50
9/30 at 100.00 N/R   3,156,472
1,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Christian Care Communities,
Inc. Obligated Group, Series 2021, 5.000%, 7/01/50
7/29 at 102.00 N/R   774,780
2,500 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015, 5.750%, 11/15/45
11/25 at 100.00 N/R   2,151,675
4,975 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Clifton Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R   4,061,839
5,745 Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52, 144A
12/32 at 100.00 N/R   5,327,683
1,400 Union, Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022D, 5.750%, 12/01/52, 144A
12/32 at 100.00 N/R   1,300,922
Total Kentucky 23,731,945
Louisiana - 0.7%
33,905 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R   33,922,292
4,350 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.625%, 6/15/48, 144A
6/28 at 100.00 N/R   4,194,574
1,115 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R   1,176,124
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018:
1,845 5.375%, 11/01/38, 144A 11/28 at 100.00 N/R   1,924,501
1,615 5.500%, 11/01/39, 144A 11/28 at 100.00 N/R   1,693,683
1,825 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Vermilion Parish
GOMESA Project, Green Series 2019, 4.625%, 11/01/38, 144A
11/28 at 100.00 N/R   1,843,323
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Student Housing Revenue Bonds,
Provident Group - ULM Properties LLC-University of Louisiana at
Monroe Project, Series 2019A, 5.000%, 7/01/54, 144A
7/29 at 100.00 B1   3,061,920
10,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation
Center Project, Refunding Series 2017A, 6.250%, 2/01/47, 144A
2/27 at 100.00 N/R   9,155,500
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A:
3,315 5.000%, 6/01/49, 144A 6/27 at 100.00 N/R   2,870,061
3,760 5.000%, 6/01/58, 144A 6/27 at 100.00 N/R   3,132,268
1,480 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Mentorship STEAM Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/31 at 100.00 N/R   1,142,545

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A:
$ 3,600 5.000%, 4/01/49, 144A 4/27 at 100.00 N/R   $ 3,092,868
3,965 5.000%, 4/01/57, 144A 4/27 at 100.00 N/R   3,338,847
11,440 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R   11,450,754
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A:
1,000 5.000%, 6/01/41, 144A (4) 6/31 at 100.00 N/R   750,000
2,500 5.000%, 6/01/51, 144A (4) 6/31 at 100.00 N/R   1,875,000
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A:
500 6.250%, 6/01/52, 144A 6/31 at 100.00 N/R   475,650
1,460 6.375%, 6/01/62, 144A 6/31 at 100.00 N/R   1,375,393
4,225 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/60, 144A
6/31 at 100.00 N/R   3,429,348
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A:
815 6.375%, 6/01/52, 144A 6/31 at 100.00 N/R   791,397
1,530 6.500%, 6/01/62, 144A 6/31 at 100.00 N/R   1,504,342
Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles
Charter Academy Foundation Project, Series 2011A:
335 7.750%, 12/15/31 7/23 at 100.00 N/R   335,607
7,425 8.000%, 12/15/41 7/23 at 100.00 N/R   7,437,548
Louisiana Public Facilities Authority, Revenue Bonds, Southwest
Louisiana Charter Academy Foundation Project, Series 2013A:
3,900 8.250%, 12/15/38 12/23 at 100.00 N/R   3,921,489
4,125 8.375%, 12/15/43 12/23 at 100.00 N/R   4,147,605
5,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%,
7/01/24, (AMT), 144A (4)
No Opt. Call N/R   50
Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, Geo
Academies EBR - GEO Prep Mid-City Project, Series 2022:
1,030 6.125%, 6/01/52, 144A 6/30 at 101.00 N/R   1,027,157
1,425 6.250%, 6/01/62, 144A 6/30 at 101.00 N/R   1,422,820
11,220 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   12,142,284
Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015:
865 5.250%, 11/15/29 11/24 at 100.00 N/R   856,194
1,000 5.250%, 11/15/37 11/24 at 100.00 N/R   939,390
2,988 West Trace Community Development District, Westlake, Louisiana,
Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call N/R   2,583,963
Total Louisiana 127,014,497
Maine - 0.0%
3,950 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
7/23 at 100.00 B1   3,957,663
Total Maine 3,957,663
Maryland - 1.4%
Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages at Two Rivers Projects, Series 2014:
1,035 5.125%, 7/01/36 7/24 at 100.00 N/R   1,036,956

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 1,840 5.250%, 7/01/44 7/24 at 100.00 N/R   $ 1,841,104
9,260 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/46
9/27 at 100.00 B   8,454,843
1,500 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.500%, 6/01/43
6/26 at 100.00 N/R   1,515,030
3,030 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.125%, 6/01/43
6/26 at 100.00 N/R   3,032,000
2,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C,
4.000%, 7/01/50, 144A
7/30 at 100.00 N/R   1,755,360
3,640 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding
Series 2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R   3,558,318
Howard County, Maryland, Special Obligation Bonds, Annapolis
Junction Town Center Project, Series 2014:
725 5.800%, 2/15/34 2/24 at 100.00 N/R   710,899
1,000 6.100%, 2/15/44 2/24 at 100.00 N/R   972,510
Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650 5.000%, 12/01/22 (4) No Opt. Call N/R   990,000
90,070 5.000%, 12/01/31 (4) 7/23 at 100.00 N/R   54,042,000
4,500 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31 (4)
7/23 at 100.00 N/R   2,700,000
3,250 Maryland Economic Development Corporation, Special Obligation
Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 N/R   2,774,135
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A:
1,000 5.125%, 7/01/37, 144A 7/27 at 100.00 N/R   976,100
1,800 5.250%, 7/01/47, 144A 7/27 at 100.00 N/R   1,690,308
1,530 5.375%, 7/01/52, 144A 7/27 at 100.00 N/R   1,437,205
20,440 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42, (UB)
2/25 at 100.00 A   20,730,248
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A:
44,955 5.000%, 5/15/45, (UB) (5) 5/27 at 100.00 A   46,074,380
10,000 4.000%, 5/15/47, (UB) (5) 5/27 at 100.00 A   9,259,700
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Tender Option Bond Trust 2015-XF1021:
2,495 6.038%, 8/15/42, 144A, (IF) (5) 2/25 at 100.00 A   2,636,516
19,710 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Taxable Series
2017D, 4.000%, 7/01/48, (UB) (5)
1/28 at 100.00 A   18,558,542
8,750 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2020B, 4.000%,
4/15/45, (UB) (5)
4/30 at 100.00 A   8,402,625
Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn,
Series 2021:
11,975 4.000%, 6/01/46, (UB) (5) 6/31 at 100.00 A1   11,540,667
4,000 4.000%, 6/01/51 6/31 at 100.00 A1   3,811,480
13,420 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn,
Series 2022A, 4.000%, 6/01/52, (UB) (5)
6/32 at 100.00 A1   12,786,442

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 22,745 Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 4.000%, 12/01/44, (UB) (5)
6/25 at 100.00 AA-   $ 22,021,936
5,100 Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%,
7/01/46, 144A
1/26 at 100.00 N/R   5,115,300
Total Maryland 248,424,604
Massachusetts - 0.4%
10,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/51, (UB)
7/31 at 100.00 Aa3   9,783,600
7,500 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2014, 5.125%, 7/01/44
7/24 at 100.00 BBB-   7,523,400
16,000 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2015-O1, 5.000%, 7/01/45, (UB) (5)
7/25 at 100.00 AA-   16,311,520
13,930 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue K, Series 2017B, 4.250%, 7/01/46, (AMT), (UB)
(5)
7/26 at 100.00 A   12,989,864
10,130 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B,
4.000%, 7/01/46, (AMT), (UB) (5)
7/26 at 100.00 AA   9,415,734
15,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2018D, 4.000%, 5/01/48, (UB)
5/28 at 100.00 AA   14,773,500
Total Massachusetts 70,797,618
Michigan - 1.5%
1,155 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44
11/27 at 102.00 BB+   1,036,162
1,050 Chandler Park Academy, Michigan, Public School Academy Charter
School Revenue Bonds, Series 2005, 5.125%, 11/01/30
7/23 at 100.00 BBB-   1,050,021
1,955 Concord Academy, Boyne City, Michigan, Certificates of Participation,
Series 2007, 5.600%, 11/01/36
7/23 at 100.00 N/R   1,668,710
Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007:
2,120 5.000%, 11/01/26 7/23 at 100.00 B   2,028,564
3,750 5.250%, 11/01/31 7/23 at 100.00 B   3,159,863
3,840 5.250%, 11/01/36 7/23 at 100.00 B   2,908,531
Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013:
2,460 6.000%, 10/01/33 10/23 at 100.00 N/R   2,344,060
4,110 6.000%, 10/01/43 10/23 at 100.00 N/R   3,734,100
8,325 Detroit Community High School, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/35
11/28 at 100.00 N/R   6,600,643
2,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Social
Series 2021A, 5.000%, 4/01/46
4/31 at 100.00 BB+   1,947,100
3,500 Flint International Academy, Michigan, Public School Academy Revenue
Bonds, Series 2007, 5.750%, 10/01/37
7/23 at 100.00 BB   3,381,875
Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018:
19,935 4.000%, 11/01/48, (UB) (5) 11/28 at 100.00 Aa3   18,915,524
27,005 4.000%, 11/01/48 - BAM Insured, (UB) (5) 11/28 at 100.00 Aa3   25,824,342
3,500 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021,
5.000%, 5/01/46
5/31 at 100.00 N/R   2,937,935

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 11,780 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Refunding Series 2019A, 5.000%, 5/15/54
5/26 at 100.00 A2   $ 11,876,007
6,525 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2019A, 4.000%, 2/15/50, (UB) (5)
8/29 at 100.00 A1   6,075,167
Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Series 2019A:
20,885 4.000%, 2/15/44, (UB) , (WI/DD) (5) 8/29 at 100.00 A1   20,069,441
7,855 4.000%, 2/15/47, (UB) (5) 8/29 at 100.00 A1   7,413,784
7,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Fixed Rate Series 2022A-MI, 4.000%, 12/01/47, (UB) (5)
12/31 at 100.00 AA-   6,670,020
12,115 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/40, (UB) (5)
12/27 at 100.00 AA-   12,058,544
12,475 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 AA-   11,780,767
9,475 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49, (UB) (5)
12/29 at 100.00 AA-   8,947,716
1,270 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Creative Montessori Academy Project, Series 2011,
7.000%, 5/01/31
7/23 at 100.00 BBB-   1,270,406
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hope Academy Project, Refunding Series 2021:
2,490 4.400%, 4/01/31, 144A 4/28 at 100.00 N/R   2,122,625
4,645 4.900%, 4/01/41, 144A 4/28 at 100.00 N/R   3,503,863
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021:
970 4.250%, 12/01/39 12/27 at 100.00 N/R   759,180
1,000 5.000%, 12/01/46 12/27 at 100.00 N/R   806,490
400 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Old Redford Academy Project, Series 2010A,
6.500%, 12/01/40
7/23 at 100.00 BB-   385,068
10,765 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R   8,402,944
5,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.000%, 6/01/45
No Opt. Call BBB-   1,169,150
8,500 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R   829,685
Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2015A:
6,675 4.350%, 10/01/45, (UB) (5) 10/24 at 100.00 AA   6,478,355
13,525 4.600%, 4/01/52, (UB) (5) 10/24 at 100.00 AA   13,319,961
13,650 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2023A, 4.700%, 12/01/43
6/32 at 100.00 Aa2   13,787,728
810 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007,
6.500%, 12/01/37
7/23 at 100.00 N/R   805,448
1,885 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2017,
7.000%, 12/01/46
12/27 at 100.00 N/R   1,801,513
1,505 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008,
6.500%, 11/01/35
7/23 at 100.00 BBB-   1,505,978

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 9,990 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2021I, 4.000%, 10/15/56, (UB) (5)
10/31 at 100.00 Aa2   $ 9,663,327
819,580 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term
Series 2008C, 0.000%, 6/01/58
6/33 at 11.41 N/R   32,652,067
3,625 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation
Series 2007B, 0.000%, 6/01/52
7/23 at 12.79 CCC-   425,104
50,000 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Taxable Capital Appreciation Turbo
Term Series 2008B, 0.000%, 6/01/46
7/23 at 14.90 N/R   5,165,000
Renaissance Public School Academy, Michigan, Public School Academy
Revenue Bonds, Series 2012A:
610 5.500%, 5/01/27 7/23 at 100.00 BB+   609,951
1,565 6.000%, 5/01/37 7/23 at 100.00 BB+   1,565,125
1,200 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes of
Michigan, Series 2012, 5.250%, 6/01/32
7/23 at 100.00 BB   1,095,900
2,295 Summit Academy, Michigan, Revenue Bonds, Public School Academy
Series 2005, 6.375%, 11/01/35 (4)
7/23 at 100.00 D   918,000
Total Michigan 271,471,744
Minnesota - 0.9%
Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds,
The Homestead at Anoka, Inc. Project, Series 2014:
1,200 5.375%, 11/01/34 11/24 at 100.00 N/R   1,143,624
1,000 5.125%, 11/01/49 11/24 at 100.00 N/R   827,640
Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2018A:
3,040 5.000%, 7/01/38 7/26 at 102.00 N/R   2,733,842
1,570 5.000%, 7/01/53 7/26 at 102.00 N/R   1,294,622
9,235 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 N/R   6,651,693
1,315 Bethel, Minnesota, Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2022, 6.000%, 7/01/57
7/26 at 102.00 N/R   1,205,290
Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A:
750 5.500%, 7/01/40 7/25 at 100.00 N/R   654,690
1,420 5.750%, 7/01/46 7/25 at 100.00 N/R   1,227,235
2,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39
3/25 at 100.00 BB-   1,823,240
700 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project, Series 2016A, 5.000%, 7/01/36
7/24 at 102.00 N/R   683,018
2,510 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47
7/24 at 102.00 N/R   2,260,581
Columbia Heights, Minnesota, Charter School Lease Revenue Bonds,
Prodeo Academy Project, Series 2019A:
6,000 5.000%, 7/01/49 7/27 at 102.00 N/R   5,134,680
2,000 5.000%, 7/01/54 7/27 at 102.00 N/R   1,685,640
Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A:
1,050 5.500%, 7/01/30 7/25 at 100.00 B   1,016,306
6,200 5.875%, 7/01/40 7/25 at 100.00 B   5,804,874
5,000 6.000%, 7/01/45 7/25 at 100.00 B   4,605,550

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 1,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.500%, 7/01/50
7/25 at 100.00 BB+   $ 1,000,730
Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven
Hills Preparatory Academy Project, Series 2017A:
1,000 5.000%, 10/01/37 10/24 at 100.00 N/R   907,740
1,700 5.000%, 10/01/49 10/24 at 100.00 N/R   1,437,095
2,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 BB+   1,929,460
Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A:
2,360 5.000%, 7/01/36 7/26 at 100.00 N/R   2,143,187
4,925 5.000%, 7/01/47 7/26 at 100.00 N/R   4,074,846
2,575 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB+   2,367,687
2,000 Hayward, Minnesota, Health Care Facilities Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%,
2/01/44
8/24 at 100.00 N/R   1,666,800
Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A:
810 5.000%, 7/01/34 7/24 at 100.00 BB   789,944
2,965 5.000%, 7/01/44 7/24 at 100.00 BB   2,726,377
1,870 Independence, Minnesota, Charter School Lease Revenue Bonds,
Beacon Academy Project, Series 2016A, 5.000%, 7/01/48
7/26 at 100.00 N/R   1,603,619
10,600 Independence, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 N/R   8,170,586
600 Independence, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Taxable Series 2021B, 6.000%, 7/01/28
No Opt. Call N/R   555,594
2,285 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds,
Boise Cascade Corporation Project, Refunding Series 1999, 6.850%,
12/01/29, (AMT)
7/23 at 100.00 B1   2,289,570
1,190 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 N/R   1,135,534
Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A:
1,385 5.250%, 12/01/43, 144A 12/27 at 100.00 N/R   1,239,630
2,000 5.250%, 12/01/52, 144A 12/27 at 100.00 N/R   1,703,840
Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A:
1,300 5.500%, 7/01/52 7/32 at 100.00 N/R   1,197,820
2,490 5.500%, 7/01/57 7/32 at 100.00 N/R   2,270,208
1,110 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A, 5.000%, 7/01/55
7/30 at 100.00 N/R   899,533
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2017A:
1,080 6.000%, 7/01/32, 144A 7/27 at 100.00 N/R   1,105,294
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 N/R   1,270,650
5,510 6.500%, 7/01/48, 144A 7/27 at 100.00 N/R   5,579,150
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin
Cities International Schools Project, Series 2017A:
1,680 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R   1,644,468
5,625 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R   5,213,756

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A:
$ 500 5.000%, 9/01/34 9/24 at 100.00 BB-   $ 477,715
1,840 5.000%, 9/01/44 9/24 at 100.00 BB-   1,616,974
2,000 Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 5.125%, 9/01/38
9/28 at 100.00 N/R   1,653,080
Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A:
2,025 5.000%, 4/01/36 4/26 at 100.00 N/R   1,678,037
3,085 5.000%, 4/01/46 4/26 at 100.00 N/R   2,281,203
2,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/46
12/24 at 100.00 BBB-   2,410,000
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023:
8,520 5.500%, 3/01/58, 144A 3/33 at 100.00 Ba1   7,854,332
13,850 5.500%, 3/01/63, 144A 3/33 at 100.00 Ba1   12,631,200
1,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series
2017A, 5.500%, 7/01/52, 144A
7/27 at 100.00 N/R   1,463,895
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 5.750%, 9/01/46
9/26 at 100.00 BB+   2,004,960
5,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 5.000%, 12/01/55
12/28 at 102.00 BB-   4,088,100
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,200 5.000%, 6/15/38, 144A 6/25 at 100.00 N/R   1,149,972
1,285 5.000%, 6/15/48, 144A 6/25 at 100.00 N/R   1,170,751
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities Academy Project, Series
2015A:
40 5.000%, 7/01/35 7/25 at 100.00 BB   38,294
1,715 5.300%, 7/01/45 7/25 at 100.00 BB   1,615,273
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 BB   911,510
Saint Paul Housing and Redevelopment Authority, Minnesota,
Collateralized Multifamily Housing Revenue Bonds, Marian Center
Project, Series 2007A:
805 5.300%, 11/01/30 7/23 at 100.00 N/R   777,469
1,225 5.375%, 5/01/43 7/23 at 100.00 N/R   1,060,274
2,150 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A,
5.000%, 12/01/43
12/24 at 100.00 BB-   1,878,197
1,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013,
5.125%, 1/01/39
7/23 at 100.00 N/R   846,190
4,795 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A, 5.125%, 10/01/48
10/26 at 100.00 N/R   4,224,299
Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds,
Excell Academy for Higher Learning Inc., Series 2019A:
1,125 5.000%, 6/15/49 6/27 at 100.00 N/R   1,016,134

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 1,595 5.000%, 6/15/54 6/27 at 100.00 N/R   $ 1,418,704
Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans
Homes LP, Series 2007:
690 5.250%, 2/01/27, (AMT) 7/23 at 100.00 N/R   684,659
800 5.500%, 2/01/42, (AMT) 7/23 at 100.00 N/R   748,728
Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series 2016:
315 4.500%, 6/01/36 6/24 at 100.00 N/R   266,392
730 4.750%, 6/01/46 6/24 at 100.00 N/R   586,212
Total Minnesota 150,228,197
Mississippi - 0.1%
5,425 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.250%, 10/15/49, (Mandatory Put 10/15/39), 144A (4)
10/26 at 100.00 N/R   3,906,434
8,000 Mississippi Business Finance Corporation, Revenue Bonds, System
Energy Resources, Inc. Project, Refunding Series 2021, 2.375%,
6/01/44
6/26 at 100.00 BBB   5,036,160
1,019 Mississippi Home Corporation, Multifamily Housing Revenue Bonds,
Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34,
(AMT)
8/23 at 100.00 N/R   879,190
Total Mississippi 9,821,784
Missouri - 1.7%
1,000 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series
2015A, 5.250%, 6/01/39
6/24 at 100.00 N/R   993,830
5,526 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017B, 5.000%, 11/01/29, 144A
7/23 at 100.00 N/R   4,638,059
145 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
7/23 at 103.00 BB-   149,512
2,826 Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28 (4)
7/23 at 100.00 N/R   904,217
1,900 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42
7/23 at 100.00 N/R   1,568,070
Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2020A:
7,895 4.000%, 3/01/45, (AMT), (UB) (5) 3/30 at 100.00 A-   7,423,195
20,140 4.000%, 3/01/50 - AGM Insured, (AMT), (UB) (5) 3/30 at 100.00 A   18,809,753
10,000 5.000%, 3/01/57 - AGM Insured, (AMT), (UB) (5) 3/30 at 100.00 A   10,278,400
3,670 Kansas City Industrial Development Authority, Missouri, Revenue
Bonds, Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 N/R   3,190,551
Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016:
775 5.000%, 4/01/36, 144A 4/26 at 100.00 N/R   723,602
3,140 5.000%, 4/01/46, 144A 4/26 at 100.00 N/R   2,756,292
4,758 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Subordinate Refunding & Improvement Series 2016, 8.000%,
4/15/46, 144A
4/26 at 100.00 N/R   3,919,402

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 1,200 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/42
5/27 at 100.00 BB-   $ 971,076
539 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A
Bonds, Refunding Series 2015A, 5.750%, 4/01/55
7/23 at 100.00 N/R   404,287
2,133 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B
Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55
7/23 at 100.00 N/R   1,919,722
Lees Summit Industrial Development Authority, Missouri, Special
Assessment and Sales Tax Revenue Bonds, Summit Fair Community
Improvement District Project, Series 2012:
675 5.000%, 5/01/35 7/23 at 100.00 N/R   617,834
2,365 6.000%, 5/01/42 7/23 at 100.00 N/R   2,160,830
2,500 Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series
2017, 4.875%, 11/01/37, 144A
11/27 at 100.00 N/R   2,263,750
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A:
4,200 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R   3,901,926
3,965 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R   3,646,333
7,095 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Subordinate Lien Series 2015B,
8.500%, 6/15/46, 144A
6/25 at 100.00 N/R   6,556,348
1,000 M150 and 135th Street Transporation Development District, Kansas
City, Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A,
4.250%, 10/01/43
10/27 at 100.00 N/R   833,130
25,500 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2018A,
4.000%, 11/15/48, (UB) (5)
5/28 at 100.00 A+   23,997,030
14,580 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand
Obligation Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48),
(UB) (5)
1/28 at 100.00 AA   13,628,072
8,780 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Fixed Series 2019A, 4.000%, 11/15/49,
(UB) (5)
5/29 at 100.00 A2   8,084,800
12,750 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48, (UB)
11/23 at 100.00 A2   12,750,637
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Tender Option Bond Trust 2015-XF1015:
5,085 6.140%, 11/15/48, 144A, (IF) (5) 11/23 at 100.00 A2   5,086,119
20,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49, (UB)
(5)
11/27 at 100.00 A+   18,947,800
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020:
14,980 3.000%, 6/01/53, (UB) (5) 6/30 at 100.00 0   10,820,503
21,845 4.000%, 6/01/53, (UB) (5) 6/30 at 100.00 A+   20,261,675
5,000 4.000%, 6/01/53 - BAM Insured, (UB) (5) 6/30 at 100.00 A1   4,789,350
6,570 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%,
2/15/54, (UB) (5)
2/29 at 100.00 A1   6,088,419
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A:
5,000 4.000%, 5/15/42, (UB) (5) 5/25 at 102.00 AA-   4,846,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 15,000 4.000%, 5/15/48, (UB) (5) 5/25 at 102.00 AA-   $ 13,975,050
3,185 Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021, 4.000%, 10/01/44
10/31 at 100.00 N/R   2,628,835
1,448 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding
Series 2021A, 4.000%, 12/01/46
No Opt. Call N/R   1,054,016
3,360 Saint Charles County Industrial Development Authority, Missouri, Sales
Tax Revenue Bonds, O'Fallon Retail Walk Community Improvement
District Project, Series 2017A, 6.250%, 12/01/36, 144A
12/26 at 100.00 N/R   3,176,275
3,000 Saint Charles County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Wentzville Parkway Regional Community
Improvement District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 N/R   2,422,920
Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Nazareth Living Center, Series 2015A:
600 5.000%, 8/15/35 8/25 at 100.00 N/R   548,832
1,800 5.125%, 8/15/45 8/25 at 100.00 N/R   1,529,172
3,215 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 N/R   2,925,843
Saint Louis County, Missouri, Special Obligation Bonds, Community
Center Projects, Series 2022A:
9,330 4.000%, 12/01/42, (UB) (5) 12/30 at 100.00 AA   9,228,863
10,210 4.000%, 12/01/44, (UB) (5) 12/30 at 100.00 AA   10,122,194
10,620 4.000%, 12/01/45, (UB) (5) 12/30 at 100.00 AA   10,548,846
8,465 4.250%, 12/01/46, (UB) (5) 12/30 at 100.00 AA   8,568,866
10,885 4.000%, 12/01/47, (UB) (5) 12/30 at 100.00 AA   10,765,156
5,100 Saint Louis Industrial Development Authority, Missouri, Revenue Bonds,
Confluence Academy Project, Series 2022A, 5.625%, 6/15/53, 144A
6/31 at 100.00 N/R   4,582,044
1,664 Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts
Project, Series 2007, 3.850%, 9/01/27 (4)
9/23 at 100.00 N/R   299,520
287 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City
Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26
7/23 at 100.00 N/R   287,112
2,278 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A, 6.500%,
1/23/28
7/23 at 100.00 N/R   1,161,780
1,170 Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859,
Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A,
6.500%, 12/11/29
7/23 at 100.00 N/R   514,800
35 St Louis, Missouri, Tax Increment Financing District Revenue Bonds,
Gaslight Square East Project, Series 2006, 5.500%, 1/22/28
9/23 at 100.00 N/R   35,292
2,205 St Louis, Missouri, Tax Increment Financing District Revenue Bonds,
Printers Lofts Project, Series 2006, 3.900%, 8/21/26 (4)
No Opt. Call N/R   264,600
130 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%,
3/01/37
7/23 at 103.00 BB-   134,103
1,100 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.875%, 4/01/47
4/28 at 100.00 N/R   908,787
3,075 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project
Series 2023A, 5.500%, 6/15/42
6/33 at 100.00 N/R   3,081,888
Total Missouri 296,696,018

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Montana - 0.0%
$ 500 Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37
5/25 at 102.00 N/R   $ 447,210
3,000 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2021A, 3.000%, 6/01/50 , (WI/DD)
6/31 at 100.00 A   2,182,560
Total Montana 2,629,770
Nebraska - 0.5%
Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Tender Option
Bond Trust 2015-XF1042:
960 6.340%, 11/01/45, 144A, (IF) (5) 11/25 at 100.00 A   1,001,443
1,545 6.338%, 11/01/48, 144A, (IF) (5) 11/25 at 100.00 A   1,597,360
3,460 Nebraska Educational, Health, Cultural and Social Services Finance
Authority, Revenue Bonds, Immanuel Retirement Communities
Obligated Group, Series 2019A, 4.000%, 1/01/44
1/26 at 102.00 AA   3,371,597
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A:
13,660 4.550%, 9/01/48, (UB) (5) 3/32 at 100.00 AA+   13,443,625
6,465 4.600%, 9/01/53 3/32 at 100.00 AAA   6,269,757
Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2021A:
14,000 4.000%, 2/01/51 - AGM Insured, (UB) (5) 8/30 at 100.00 AA   14,018,200
11,580 4.000%, 2/01/51, (UB) (5) 8/30 at 100.00 AA   11,280,657
4,760 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2022A, 4.250%, 2/01/47
2/32 at 100.00 AA   4,803,792
33,410 University of Nebraska Facilities Corporation, Nebraska, Facilities
Program Bonds, Series 2021A, 4.000%, 7/15/62, (UB) (5)
7/31 at 100.00 AA   31,163,512
Total Nebraska 86,949,943
Nevada - 1.3%
835 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35
8/25 at 100.00 N/R   841,947
9,990 Clark County, Nevada, Motor Vehicle Fuel Tax Highway Revenue Bonds,
Refunding Series 2023, 4.000%, 7/01/42 , (WI/DD)
No Opt. Call AA-   9,879,576
11,974 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 N/R   9,366,075
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2018:
2,740 5.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R   2,172,930
15,720 6.950%, 2/15/38, (AMT), 144A 8/28 at 100.00 N/R   14,310,702
9,500 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R   8,396,955
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Series 2017:
9,360 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R   9,593,168
81,345 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R   73,860,447
36,390 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R   29,351,082

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 2,520 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2015, 5.125%, 12/15/45, 144A
12/25 at 100.00 BB   $ 2,331,680
1,500 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/48, 144A
12/25 at 100.00 BB   1,342,755
2,485 Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016, 4.000%, 9/01/35
9/26 at 100.00 N/R   2,283,268
Henderson, Nevada, Local Improvement Bonds, Local Improvement
District T-22 Rainbow Canyon Phase II, Series 2023:
1,145 5.250%, 3/01/48 3/33 at 100.00 N/R   1,129,325
1,255 5.250%, 3/01/53 3/33 at 100.00 N/R   1,227,214
Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018:
770 5.000%, 9/01/38 9/28 at 100.00 N/R   775,621
7,345 5.375%, 9/01/48 9/28 at 100.00 N/R   7,413,455
30,000 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49,
(UB) (5)
7/28 at 100.00 AA-   28,467,300
980 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35
12/25 at 100.00 N/R   986,684
510 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 26, Series 2017, 4.500%, 6/01/47
6/27 at 100.00 N/R   483,439
Las Vegas, Nevada, Revenue Bonds, Civic Center, Tender Option Bond
Trust 2023-XF3103:
8,325 4.000%, 3/01/53, (UB) (5) 3/33 at 100.00 Aa2   7,921,737
1,285 Mesquite, Nevada, Local Improvement Bonds, Special Improvement
District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%,
8/01/37
8/26 at 100.00 N/R   1,208,183
North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area, Series
2017:
1,905 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R   1,912,372
3,890 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R   3,818,074
2,870 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C, 5.400%, 6/01/27
7/23 at 100.00 N/R   2,843,452
30,500 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58, 144A
7/38 at 31.26 N/R   3,966,525
90,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018D, 0.000%, 7/01/58, 144A
7/28 at 13.65 N/R   9,097,200
Total Nevada 234,981,166
New Hampshire - 0.1%
Manchester Housing and Redevelopment Authority, New Hampshire,
Revenue Bonds, Series 2000B:
50 0.000%, 1/01/25 - ACA Insured No Opt. Call Ba3   46,429
370 0.000%, 1/01/27 - ACA Insured No Opt. Call Ba3   311,026
730 0.000%, 1/01/29 - ACA Insured No Opt. Call Ba3   551,062
3,320 0.000%, 1/01/30 - ACA Insured No Opt. Call Ba3   2,366,031
20,000 National Finance Authority, New Hampshire, Revenue Bonds, GHI Kiran
Capital LLC Project, Series 2022, 6.250%, 9/01/30, 144A
7/23 at 100.00 N/R   19,202,600
Total New Hampshire 22,477,148

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey - 1.3%
$ 7,170 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal
Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35, (AMT)
7/23 at 100.00 B   $ 6,138,165
3,570 Camden County Improvement Authority, New Jersey, School Revenue
Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series
2022, 6.000%, 6/15/62
12/30 at 100.00 BBB   3,762,316
4,500 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Courthouse Project, Series
2020, 4.000%, 10/01/51
10/30 at 100.00 AA   4,468,770
2,370 Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series
2005A, 5.125%, 1/01/37 (4)
7/23 at 100.00 Caa3   1,561,735
New Jersey Economic Development Authority, Charter School Revenue
Bonds, Greater Brunswick Charter School, Series 2014A:
850 5.625%, 8/01/34, 144A 8/24 at 100.00 N/R   850,000
1,530 5.875%, 8/01/44, 144A 8/24 at 100.00 N/R   1,532,509
1,000 6.000%, 8/01/49, 144A 8/24 at 100.00 N/R   1,002,400
New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A:
1,120 5.000%, 9/01/37, 144A 9/27 at 100.00 BB   1,073,834
2,325 5.125%, 9/01/52, 144A 9/27 at 100.00 BB   2,114,401
New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014:
1,075 5.000%, 1/01/34 1/24 at 100.00 N/R   1,060,337
1,675 5.250%, 1/01/44 1/24 at 100.00 N/R   1,573,009
New Jersey Economic Development Authority, Lease Revenue Bonds,
State Government Buildings-Juvenile Justice Commission Facilities
Project, Series 2018C:
230 5.000%, 6/15/36 12/27 at 100.00 A-   241,645
1,000 5.000%, 6/15/47, (UB) (5) 12/27 at 100.00 BBB+   1,028,260
5,000 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011B, 3.000%, 8/01/43, (AMT), (UB) (5)
8/24 at 100.00 A1   3,712,900
2,500 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project
Series 2022A, 5.000%, 11/01/52, (UB) (5)
11/32 at 100.00 A-   2,627,950
6,000 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%,
11/01/44, (UB) (5)
11/29 at 100.00 BBB+   5,785,080
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW:
14,865 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 A-  (7) 15,521,587
865 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 N/R  (7) 903,207
15,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.000%, 6/15/41, (Pre-refunded
12/15/26), (UB) (5)
12/26 at 100.00 A-  (7) 16,077,450
8,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, 5.000%, 6/15/42, (Pre-
refunded 6/15/27), (UB) (5)
6/27 at 100.00 A-  (7) 8,673,680
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL:
12,475 4.000%, 6/15/44, (UB) (5) 12/29 at 100.00 BBB+   12,033,385
39,360 4.000%, 6/15/49, (UB) (5) 12/29 at 100.00 BBB+   37,190,870

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Economic Development Authority, School Revenue Bonds,
Leap Academy University Charter School Inc. Project; Series 2014A:
$ 850 6.000%, 10/01/34, 144A 10/24 at 100.00 BB-   $ 855,032
2,255 6.200%, 10/01/44, 144A 10/24 at 100.00 BB-   2,265,373
New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B:
4,050 5.625%, 11/15/30, (AMT) 3/24 at 101.00 BB-   4,115,691
3,000 5.625%, 11/15/30, (AMT) 3/24 at 101.00 BB-   3,048,660
2,580 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2003, 5.500%,
6/01/33, (AMT)
7/23 at 101.00 BB-   2,607,864
15,895 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R   12,275,232
7,625 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Subordinate Series 2020C, 4.250%, 12/01/50,
(AMT), (UB) (5)
12/28 at 100.00 A2   6,930,668
5,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023A, 4.250%, 6/15/40, (UB) , (WI/DD)
6/33 at 100.00 A-   5,025,150
10,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 A-   9,908,100
925 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/38
No Opt. Call A-   476,144
40,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.500%, 6/15/49, (UB) (5)
12/28 at 100.00 BBB+   40,197,200
2,965 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/44, (UB) (5)
12/28 at 100.00 A-   3,094,393
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/45, (UB) (5)
12/30 at 100.00 A-   14,361,000
5,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.250%, 6/01/46
6/28 at 100.00 BBB+   5,192,150
Total New Jersey 239,286,147
New Mexico - 0.1%
1,185 Boulders Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R   1,185,403
650 Boulders Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 N/R   599,813
3,185 Mariposa East Public Improvement District, New Mexico, Revenue
Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32
9/23 at 65.72 N/R   1,514,213
560 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015A, 5.900%, 9/01/32
9/25 at 100.00 N/R   528,550
3,890 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015C, 5.900%, 9/01/32
No Opt. Call N/R   3,608,831
2,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R   1,974,620
Trails Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2008:
250 7.625%, 10/01/23 7/23 at 100.00 N/R   250,073
3,145 7.750%, 10/01/38 7/23 at 100.00 N/R   3,144,654
4,880 Volterra Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43
10/24 at 100.00 N/R   4,713,836

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico (continued)
$ 2,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 4.250%, 5/01/40, 144A
5/29 at 103.00 N/R   $ 1,685,660
5,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R   4,505,300
Total New Mexico 23,710,953
New York - 10.7%
14,015 Broome County Local Development Corporation, New York, Revenue
Bonds, United Health Services Hospitals, Inc. Project, Series 2020,
3.000%, 4/01/45 - AGM Insured
4/30 at 100.00 AA   10,974,306
1,050 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%,
6/15/57
6/32 at 100.00 BB+   966,630
4,000 Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022, 5.250%, 7/01/57
7/32 at 100.00 BBB-   4,071,680
Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014:
200 5.000%, 11/01/39 11/24 at 100.00 BB-   163,956
7,645 5.500%, 11/01/44 11/24 at 100.00 BB-   6,325,014
42,020 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R   42,019,580
2,575 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 N/R   2,582,030
17,240 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R   13,594,257
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1:
5,000 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R   4,099,100
10,000 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R   7,263,600
2,125 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020A-2, 5.250%, 6/01/28,
144A
No Opt. Call N/R   1,991,720
20 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020B-2, 5.250%, 6/01/24,
144A
No Opt. Call N/R   19,872
665 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020C-2, 5.250%, 6/01/25,
144A
No Opt. Call N/R   640,940
10,000 Dormitory Authority of the State of New York,  State Personal Income
Tax Revenue Bonds,  General Purpose, Series 2021B, 4.000%,
3/15/47, (UB)
3/31 at 100.00 AA+   9,783,500
33,000 Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52 -
AGM Insured, (UB) (5)
5/32 at 100.00 A-   32,586,180
4,870 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 BBB-   4,871,997
675 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Pace University, Series 2013A, 5.000%, 5/01/38
7/23 at 100.00 BBB-   673,812
12,000 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50,
(UB) (5)
7/30 at 100.00 A2   11,202,720

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Dormitory Authority of the State of New York, Revenue Bonds, Saint
Josephs College, Series 2021:
$ 225 4.000%, 7/01/40 7/30 at 100.00 BBB-   $ 203,344
650 5.000%, 7/01/51 7/30 at 100.00 BBB-   651,469
Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A:
5,000 5.500%, 12/01/36, 144A 12/26 at 100.00 BB-   4,925,200
4,000 5.500%, 12/01/46, 144A 12/26 at 100.00 BB-   3,712,080
5,710 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose Series 2022A, 4.000%, 3/15/49,
(UB) (5)
3/32 at 100.00 AA+   5,560,569
21,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 4.000%, 3/15/48,
(UB) (5)
9/28 at 100.00 Aa1   20,492,430
10,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2019A. Bidding Group
1,2,3,4, 4.000%, 3/15/49, (UB)
3/29 at 100.00 Aa1   9,738,300
4,045 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2019A. Bidding Group
1,2,3,4, 4.000%, 3/15/49
3/29 at 100.00 Aa1   3,939,142
8,860 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47,
(UB) (5)
2/30 at 100.00 Aa1   8,668,713
4,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, Tender Option Bond Trust 2015-XF1030, 7.071%,
3/15/44, 144A, (IF) (5)
3/24 at 100.00 Aa2   4,167,920
3,520 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A, 4.000%, 3/15/46
3/27 at 100.00 AA+   3,484,026
2,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%,
6/01/38
7/23 at 100.00 BB+   1,928,620
13,765 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project, Capital
Appreciation Series 2016B, 0.000%, 1/01/45
No Opt. Call N/R   3,584,819
48,500 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project, Capital
Appreciation Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 N/R   42,807,555
5,560 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest
Series 2016A, 5.000%, 1/01/56
1/27 at 100.00 N/R   4,861,664
4,770 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Refunding Series 2020B, 5.660%, 2/01/44
2/30 at 100.00 N/R   4,623,323
9,600 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2017A, 6.240%, 2/01/47
2/27 at 100.00 N/R   9,792,768
12,120 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2018A, 6.760%, 2/01/48
2/28 at 100.00 N/R   12,679,459
Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project, Series
2020A:
4,460 5.530%, 2/01/40 2/30 at 100.00 N/R   4,309,609
5,880 5.730%, 2/01/50 2/30 at 100.00 N/R   5,654,972

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project, Series
2021A:
$ 2,480 4.450%, 2/01/41 2/30 at 100.00 A2   $ 1,958,505
5,890 4.600%, 2/01/51 2/30 at 100.00 A2   4,372,972
325 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Taxable Series 2021B, 5.000%, 2/01/25
No Opt. Call A2   307,369
10,000 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 4.000%, 2/15/47 - AGM
Insured, (UB) (5)
2/27 at 100.00 A+   9,784,100
5,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23 (4)
No Opt. Call N/R   1,750,000
Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Bonds, Tender Option Bond Trust Series
2022-Xf3000-3:
27,000 4.000%, 11/15/50, (UB) (5) 5/31 at 100.00 BBB+   25,137,000
Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019B:
9,000 4.000%, 11/15/49 - AGM Insured, (UB) (5) 5/29 at 100.00 A-   8,783,910
9,780 5.000%, 11/15/52, (UB) , (WI/DD) 5/29 at 100.00 BBB+   10,068,510
Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020A-1:
7,450 5.000%, 11/15/47, (UB) (5) 5/30 at 100.00 BBB+   7,739,730
20,000 4.000%, 11/15/54 - AGM Insured, (UB) (5) 5/30 at 100.00 A-   19,280,400
2,535 4.000%, 11/15/54 - AGM Insured 5/30 at 100.00 A-   2,443,791
Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
25,975 4.750%, 11/15/45, (UB) (5) 5/30 at 100.00 BBB+   26,467,226
33,430 5.000%, 11/15/50, (UB) (5) 5/30 at 100.00 BBB+   34,644,846
55,425 5.250%, 11/15/55, (UB) (5) 5/30 at 100.00 BBB+   58,185,720
Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-1:
6,500 5.000%, 11/15/43, (UB) (5) 11/30 at 100.00 BBB+   6,818,500
37,400 5.000%, 11/15/45, (UB) (5) 11/30 at 100.00 BBB+   39,066,544
Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-2:
20,500 4.000%, 11/15/47, (UB) (5) 11/30 at 100.00 BBB+   19,256,265
33,280 4.000%, 11/15/48, (UB) (5) 11/30 at 100.00 BBB+   31,151,411
Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-3:
29,130 4.000%, 11/15/49, (UB) (5) 11/30 at 100.00 BBB+   27,191,981
10,000 4.000%, 11/15/50, (UB) (5) 11/30 at 100.00 BBB+   9,310,000
Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2021A-1:
20,000 4.000%, 11/15/47, (UB) (5) 5/31 at 100.00 BBB+   18,786,600
10,400 4.000%, 11/15/48, (UB) (5) 5/31 at 100.00 BBB+   9,734,816
31,080 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E,
4.000%, 11/15/45, (UB) (5)
11/30 at 100.00 BBB+   29,423,125
73,625 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D, 4.000%, 11/15/42, (UB) (5)
5/28 at 100.00 BBB+   70,832,404
9,800 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2013E, 5.000%, 11/15/43, (UB) (5)
11/23 at 100.00 BBB+   9,803,626

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 15,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2021A-2, 4.000%, 11/15/43, (UB) (5)
5/31 at 100.00 BBB+   $ 14,385,300
Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Academy of Health Sciences Charter School Project,
Social Impact Series 2022:
2,675 5.875%, 7/01/52, 144A 7/32 at 100.00 N/R   2,595,339
2,000 6.000%, 7/01/57, 144A 7/32 at 100.00 N/R   1,940,800
5,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%,
1/01/50
1/26 at 103.00 N/R   3,999,600
9,070 MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing
Agreement Payable by the Metropolitan Transportation Authority,
Series 2016A, 5.000%, 11/15/56, (UB) (5)
11/23 at 100.00 A3   9,076,984
Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2006A-3:
760 5.000%, 6/01/35 7/23 at 100.00 CCC+   707,575
710 5.125%, 6/01/46 7/23 at 100.00 CCC+   657,247
14,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2022A, 4.250%, 4/01/52, (UB) (5)
4/32 at 100.00 A   14,131,040
5,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Series 2014G, 3.900%, 5/01/45
11/23 at 100.00 Aa2   4,663,500
5,110 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Series 2021F-1, 2.400%, 11/01/46
5/29 at 100.00 Aa2   3,373,213
8,155 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development Series
2020A-1C, 3.000%, 11/01/55
5/28 at 100.00 Aa2   5,715,269
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007:
3,970 2.250%, 10/01/22 (4) No Opt. Call N/R   3,176,000
28,995 2.300%, 10/01/27 (4) 7/23 at 100.00 N/R   23,196,000
34,160 5.750%, 10/01/37 (4) 7/23 at 100.00 N/R   27,328,000
84,140 2.350%, 10/01/46 (4) 7/23 at 100.00 N/R   67,312,000
6,750 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project,
Series 2020A, 4.000%, 3/01/45 - AGM Insured, (UB) (5)
9/30 at 100.00 A1   6,488,573
7,615 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2020 Serries BB-1, 4.000%, 6/15/49, (UB) (5)
12/29 at 100.00 AA+   7,509,989
New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023
Series DD:
15,000 4.125%, 6/15/46, (UB) (5) 6/33 at 100.00 AA+   15,079,950
27,000 4.125%, 6/15/47, (UB) (5) 6/33 at 100.00 AA+   26,962,740
New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2:
2,500 5.000%, 7/15/40, (UB) (5) 7/25 at 100.00 AA   2,571,500
5,000 5.000%, 7/15/41, (UB) (5) 7/25 at 100.00 AA   5,138,050
13,495 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%,
11/01/43, (UB)
11/29 at 100.00 Aa1   13,364,099
6,030 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%,
5/01/47
11/30 at 100.00 Aa1   5,925,922

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1:
$ 5,710 4.000%, 2/01/43, (UB) (5) 2/31 at 100.00 0   $ 5,656,040
2,660 4.000%, 2/01/46 2/31 at 100.00 Aa1   2,621,377
14,150 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, 4.000%,
8/01/48, (UB) (5)
8/31 at 100.00 Aa1   13,891,904
10,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 4.000%, 2/01/51,
(UB) (5)
2/33 at 100.00 Aa1   9,769,000
10,725 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 4.000%, 3/01/47, (UB)
3/31 at 100.00 AA   10,541,281
10,000 New York City, New York, General Obligation Bonds, Fiscal 2023 Series
E-1, 4.000%, 4/01/50, (UB) (5)
4/33 at 100.00 AA   9,752,100
75,000 New York Counties Tobacco Trust V, New York, Tobacco Settlement Pass-
Through Bonds, SubordinateTurbo CABs, Series 2005-S2, 0.000%,
6/01/50
7/23 at 19.89 N/R   10,593,000
10,635 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   10,496,851
New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014:
4,000 5.150%, 11/15/34, 144A 11/24 at 100.00 N/R   4,010,120
27,245 5.375%, 11/15/40, 144A 11/24 at 100.00 N/R   27,304,939
101,390 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44, 144A
11/24 at 100.00 N/R   102,655,347
New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green Series
2022A-CL2:
9,270 3.125%, 9/15/50 , (WI/DD) 3/30 at 100.00 Aaa   7,217,066
3,000 3.250%, 9/15/52 3/30 at 100.00 Aa3   2,317,200
3,835 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P, 3.150%,
11/01/54
5/28 at 100.00 Aa2   2,800,087
New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 250:
1,000 4.300%, 10/01/38, (UB) (5) 4/32 at 100.00 Aa1   1,003,830
3,150 4.650%, 10/01/43, (UB) (5) 4/32 at 100.00 Aa1   3,190,383
New York State Power Authority, General Revenue Bonds, Series 2020A:
10,000 4.000%, 11/15/50, (UB) (5) 5/30 at 100.00 AA   9,797,200
27,365 4.000%, 11/15/55, (UB) , (WI/DD) (5) 5/30 at 100.00 AA   26,541,861
3,150 4.000%, 11/15/60 5/30 at 100.00 AA   3,020,157
7,495 New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2022A, 4.000%, 11/15/61 - AGM Insured, (UB)
(5)
11/31 at 100.00 A1   7,262,205
15,600 New York State Thruway Authority, General Revenue Bonds, Series
2021O, 4.000%, 1/01/45, (UB) (5)
7/31 at 100.00 A   15,347,436
20,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2019B, 4.000%, 1/01/53, (UB) (5)
1/30 at 100.00 A-   19,098,000
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A:
5,000 4.000%, 3/15/49, (UB) (5) 9/32 at 100.00 AA+   4,861,450
8,500 4.125%, 3/15/52, (UB) (5) 9/32 at 100.00 AA+   8,343,430

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 5 Transportation Series 2021A-1:
$ 7,045 4.000%, 3/15/43, (UB) (5) 3/31 at 100.00 AA+   $ 6,968,632
15,000 4.000%, 3/15/46, (UB) (5) 3/31 at 100.00 AA+   14,694,150
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C:
13,930 4.125%, 3/15/56, (UB) (5) 9/32 at 100.00 N/R   13,575,203
17,255 4.125%, 3/15/57, (UB) (5) 9/32 at 100.00 N/R   16,749,256
24,635 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%,
3/15/45, (UB) (5)
9/30 at 100.00 Aa1   24,310,803
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A:
27,235 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa2   26,944,675
4,990 5.000%, 7/01/46 - AGM Insured, (AMT), (UB) (5) 7/24 at 100.00 A1   5,003,822
15,665 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa2   15,685,051
4,740 4.000%, 1/01/51 - AGM Insured, (AMT), (UB) (5) 7/24 at 100.00 BBB   4,332,550
305 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
7/23 at 100.00 B-   305,515
9,385 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 B-   9,780,015
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020:
5,000 5.000%, 10/01/35, (AMT) 10/30 at 100.00 BB+   5,243,850
2,500 5.000%, 10/01/40, (AMT) 10/30 at 100.00 BB+   2,558,350
2,500 4.375%, 10/01/45, (AMT) 10/30 at 100.00 BB+   2,445,875
3,135 Ogdensburg Bridge and Port Authority, New York, Revenue Bonds,
Series 2017, 5.750%, 7/01/47, (AMT), 144A
7/27 at 100.00 N/R   2,863,948
1,720 Otsego County Capital Resource Corporation, New York, Revenue
Bonds, Hartwick College Project, Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 B2   1,355,876
14,765 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Eighteen Series 2019, 4.000%, 11/01/41, (AMT),
(UB) (5)
11/29 at 100.00 AA-   14,492,881
12,200 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Eleventh Series 2018, 4.000%, 9/01/43, (UB) (5)
9/28 at 100.00 AA-   12,182,188
20,660 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Seventeen Series 2019, 4.000%, 11/01/49, (UB)
(5)
11/29 at 100.00 AA-   20,339,563
Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Twenty-One Series 2020:
1,900 4.000%, 7/15/37, (AMT), (UB) (5) 7/30 at 100.00 AA-   1,918,867
25,765 4.000%, 7/15/55, (AMT), (UB) (5) 7/30 at 100.00 AA-   24,087,441
9,265 4.000%, 7/15/60, (AMT), (UB) (5) 7/30 at 100.00 AA-   8,543,164
Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Twenty-Third Series 2021:
9,635 4.000%, 7/15/46, (AMT), (UB) (5) 7/31 at 100.00 AA-   9,257,212
5,745 4.000%, 7/15/51, (AMT), (UB) (5) 7/31 at 100.00 A+   5,437,872
21,090 4.000%, 7/15/61, (AMT), (UB) (5) 7/31 at 100.00 AA-   19,393,309
21,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R   2,350,110

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,000 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A, 5.000%,
1/01/33, (AMT)
1/26 at 100.00 C   $ 1,536,740
Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2018A:
5,000 4.000%, 11/15/47, (UB) (5) 5/28 at 100.00 AA-   4,875,000
19,655 4.000%, 11/15/48, (UB) (5) 5/28 at 100.00 AA-   19,112,719
5,045 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-1A, 4.000%, 5/15/46, (UB) (5)
11/31 at 100.00 AA+   4,949,044
5,110 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-3, 4.000%, 5/15/51, (UB) (5)
11/31 at 100.00 AA+   4,950,108
20,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51, (UB) (5)
5/32 at 100.00 AA+   19,374,200
Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax
Series 2023A:
13,050 4.125%, 5/15/53, (UB) (5) 5/33 at 100.00 AA+   12,818,362
23,125 4.250%, 5/15/58 5/33 at 100.00 AA+   22,957,575
79,210 4.250%, 5/15/58, (UB) (5) 5/33 at 100.00 AA+   78,636,520
20,930 4.500%, 5/15/63, (UB) (5) 5/33 at 100.00 AA+   21,161,695
9,060 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 4.000%, 5/15/57, (UB) (5)
11/32 at 100.00 AA+   8,781,586
TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
10,000 5.000%, 6/01/45 6/27 at 100.00 CCC+   9,489,200
33,240 5.000%, 6/01/48 6/27 at 100.00 N/R   31,126,601
Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project, Accd
Inv Series 2021A:
5,000 5.000%, 7/01/36, 144A 7/27 at 104.00 N/R   4,574,400
6,530 5.000%, 7/01/41, 144A 7/27 at 104.00 N/R   5,617,628
11,000 4.500%, 7/01/56, 144A 7/27 at 104.00 N/R   7,809,780
7,000 5.000%, 7/01/56, 144A 7/27 at 104.00 N/R   5,509,840
1,225 Westchester County Local Development Corporation, New York,
Revenue Bonds, Pace University, Series 2014A, 5.000%, 5/01/34
5/24 at 100.00 BBB-   1,229,067
Total New York 1,910,637,424
North Carolina - 0.2%
5,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021B, 4.000%, 7/01/51, (AMT), (UB) (5)
7/31 at 100.00 0   4,709,700
8,540 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Series 2022A, 4.000%, 7/01/52, (UB) (5)
7/32 at 100.00 AAA   8,429,834
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023:
3,625 5.250%, 7/01/48 - AGM Insured, (AMT), (UB) (5) 7/33 at 100.00 A1   3,884,840
5,100 5.250%, 7/01/53 - AGM Insured, (AMT), (UB) (5) 7/33 at 100.00 A1   5,430,327
167 Hillsborough, North Carolina, Special Assessement Revenue Bonds,
Series 2013, 7.750%, 2/01/24
7/23 at 100.00 N/R   166,978
1,600 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 5.375%, 3/01/40, 144A
3/25 at 100.00 N/R   1,484,944
11,835 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54, (AMT)
6/25 at 100.00 BBB   11,724,461

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 210 North Carolina Medical Care Commission, Revenue Bonds, First
Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%,
1/01/41, (Pre-refunded 1/01/24)
1/24 at 100.00 N/R  (7) $ 211,945
7,045 Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds,
Rolling Hills Apartments, Series 2016, 4.400%, 11/01/56, (Mandatory
Put 7/01/34)
7/33 at 100.00 N/R   6,072,404
Total North Carolina 42,115,433
North Dakota - 0.1%
3,300 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group, Series
2017, 5.000%, 12/01/36
12/26 at 100.00 N/R   2,984,652
10,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2023A, 4.600%, 7/01/43, (UB) (5)
7/32 at 100.00 Aa1   10,087,700
Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle
Crest Apartments LLC Project, Series 2013:
3,070 6.250%, 9/01/23 (4) No Opt. Call N/R   1,381,500
14,230 7.750%, 9/01/38 (4) 9/23 at 100.00 N/R   6,403,500
Total North Dakota 20,857,352
Ohio - 2.6%
9,900 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016, 5.250%, 11/15/46
11/26 at 100.00 BBB+   10,030,284
927,105 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   115,044,459
56,740 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   53,219,283
6,275 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
4.000%, 12/01/46
6/29 at 100.00 N/R   4,970,114
6,765 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Series 2020, 5.000%, 9/15/50, (UB) (5)
3/30 at 100.00 Baa3   6,555,217
3,800 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Tender Option Bond Trust 2015-XF1005, 5.733%, 2/01/44, 144A, (IF)
(5)
2/24 at 100.00 A3   3,537,078
2,000 Hardin County, Ohio Economic Development Facility Revenue Bonds,
Ohio Northern University, Refunding & Improvement Series 2020,
5.500%, 5/01/50
5/27 at 103.00 N/R   1,752,000
2,480 Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior Series
2019A, 5.000%, 12/01/40, 144A
12/29 at 100.00 N/R   2,235,522
3,250 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A, 5.000%, 12/01/32
7/23 at 100.00 N/R   3,023,182
6,330 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33
7/23 at 100.00 N/R   6,063,697
4,640 Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds,
North Ridgeville- Riddell Public Improvement Project, Series 2017,
5.750%, 12/01/41, 144A
12/26 at 100.00 N/R   4,378,350
16,000 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding Improvement
Series 2019, 5.000%, 8/01/49, (UB) (5)
8/28 at 100.00 A2   16,339,360

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 5,975 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 3.000%, 8/01/40, (UB) (5)
2/31 at 100.00 A2   $ 4,755,742
11,160 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group, Series 2016, 4.000%, 8/01/47, (UB)
(5)
8/26 at 100.00 A2   10,348,556
Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013:
3,685 5.000%, 2/15/33 7/23 at 100.00 Ba2   3,673,797
7,060 5.000%, 2/15/44 7/23 at 100.00 Ba2   6,613,526
1,500 5.000%, 2/15/48 7/23 at 100.00 Ba2   1,388,535
500 Northeast Ohio Medical University, General Receipts Bonds, Refunding
Series 2021A, 3.000%, 12/01/40
12/30 at 100.00 Baa1   390,220
77,813 Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation
Project, Series 2009A, 5.700%, 8/01/23 (4)
No Opt. Call N/R   778
27,085 Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%,
7/01/49, (AMT), 144A
7/29 at 100.00 B-   24,977,787
18,020 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 9/01/23
No Opt. Call N/R   180
30,400 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29
No Opt. Call BBB-   27,628,432
29,738 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (4)
No Opt. Call N/R   297
3,570 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010A, 3.125%, 7/01/33 (4)
No Opt. Call N/R   36
17,065 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010B, 3.750%, 6/01/33 (4)
No Opt. Call N/R   171
5,950 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2005B, 3.125%, 1/01/34 (4)
No Opt. Call N/R   59
10,125 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2006B, 3.625%, 12/01/33 (4)
No Opt. Call N/R   101
3,810 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008B, 3.625%, 10/01/33 (4)
No Opt. Call N/R   38
7,175 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R   72
6,960 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A, 5.000%, 1/15/50, (UB)
, (WI/DD)
1/30 at 100.00 A   7,173,046
10,135 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Series 2021A, 5.000%, 2/15/51
2/31 at 100.00 AA-   10,958,874
48,650 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (4)
No Opt. Call N/R   487

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 36,355 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2005B, 4.000%, 1/01/34 (4)
No Opt. Call N/R   $ 364
11,290 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008B, 3.625%, 10/01/33
No Opt. Call N/R   113
16,065 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R   161
24,315 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010A, 3.750%, 7/01/33 (4)
No Opt. Call N/R   243
19,175 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010C, 4.000%, 6/01/33
No Opt. Call N/R   192
49,675 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (4)
No Opt. Call N/R   497
17,055 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 N/R   16,672,627
13,880 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R   11,398,950
Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care
Rehabilitation Centers, Inc., Series 2014A:
1,500 6.500%, 7/01/34 7/24 at 100.00 N/R   1,355,760
3,000 6.750%, 7/01/43 7/24 at 100.00 N/R   2,542,260
5,000 7.000%, 7/01/49 7/24 at 100.00 N/R   4,260,150
1,200 Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds,
Memorial Health System Obligated Group Project, Improvement
Series 2015, 5.500%, 12/01/43
12/24 at 100.00 B+   1,091,760
Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A:
2,000 6.500%, 12/01/30, (AMT), 144A 12/27 at 103.00 N/R   1,710,500
42,350 7.000%, 12/01/42, (AMT), 144A 12/27 at 103.00 N/R   31,753,606
Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B:
8,000 10.000%, 12/01/25, (AMT), 144A 12/24 at 105.00 N/R   7,615,280
2,000 10.000%, 12/01/27, (AMT), 144A 12/26 at 105.00 N/R   1,836,500
25,585 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R   25,521,038
22,870 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.750%, 12/01/52
12/32 at 100.00 N/R   23,255,588
Total Ohio 454,074,869
Oklahoma - 0.3%
1,500 Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital
Improvement Series 2021, 3.250%, 1/01/51
1/29 at 100.00 N/R   1,133,745
5,475 Norman Regional Hospital Authority, Oklahoma, Hospital Revenue
Bonds, Series 2019, 4.000%, 9/01/45, (UB) (5)
9/29 at 100.00 Baa2   4,583,506

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 9,615 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52
8/28 at 100.00 BB-   $ 9,177,133
5,910 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 N/R   5,623,779
4,115 Oklahoma Water Resources Board, Revolving Fund Revenue Bonds,
2019 Master Trust, Drinking Water Program Series 2023A, 4.000%,
4/01/48
4/33 at 100.00 AAA   4,009,203
Payne County Economic Development Authority, Oklahoma, Revenue
Bonds, Epworth Living at the Ranch, Series 2016A:
2,828 6.875%, 11/01/46 (4) 11/26 at 100.00 N/R   7,071
4,149 7.000%, 11/01/51 (4) 11/26 at 100.00 N/R   10,373
14,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
7/23 at 100.00 N/R   14,024,360
2,850 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35, (AMT)
7/23 at 100.00 N/R   2,854,959
18,180 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
7/23 at 100.00 N/R   18,211,633
Total Oklahoma 59,635,762
Oregon - 0.4%
10,000 Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 4.000%, 8/15/45 -
AGM Insured, (UB) (5)
8/30 at 100.00 A+   9,599,500
815 Oregon Facilities Authority, Revenue Bonds, Howard Street Charter
School Project, Series 2019A, 5.250%, 6/15/55, 144A
6/27 at 102.00 N/R   719,091
Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A:
670 5.000%, 6/15/39, 144A 6/27 at 102.00 N/R   628,614
1,810 5.000%, 6/15/49, 144A 6/27 at 102.00 N/R   1,590,556
Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2015A:
550 5.500%, 6/15/35, 144A 6/25 at 100.00 N/R   550,380
1,650 5.750%, 6/15/46, 144A 6/25 at 100.00 N/R   1,641,601
3,625 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.250%, 6/15/51
6/25 at 100.00 N/R   3,236,146
10,000 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/51, (UB) (5)
1/32 at 100.00 AA-   9,889,600
9,135 Oregon Health and Science University, Revenue Bonds, Series 2019A,
3.000%, 7/01/49, (UB) (5)
1/30 at 100.00 AA-   6,916,200
2,410 Oregon State Facilities Authority, Oregon, Charter School Revenue
Bonds, Academy for Character Education, Series 2022A, 7.000%,
6/15/52, 144A
6/32 at 100.00 N/R   2,433,739
320 Oregon State Facilities Authority, Oregon, Charter School Revenue
Bonds, Academy for Character Education, Series 2022B, 9.000%,
6/15/29, 144A
No Opt. Call N/R   319,286
3,125 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.375%, 7/01/45
7/25 at 100.00 N/R   2,739,719
Port of Alsea, Lincoln County, Oregon, General Obligation Bonds,
Series 2018:
385 4.000%, 6/15/38 6/28 at 100.00 N/R   380,880
800 4.375%, 6/15/43 6/28 at 100.00 N/R   792,072
10,945 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 4.000%, 7/01/50, (AMT)
7/30 at 100.00 AA-   10,300,011

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 7,870 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 4.000%, 7/01/50, (AMT), (UB) (5)
7/30 at 100.00 AA-   $ 7,406,221
2,480 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
7/23 at 100.00 N/R   2,484,861
Total Oregon 61,628,477
Pennsylvania - 2.2%
12,775 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
7/23 at 100.00 B1   12,828,910
2,905 Allegheny County Industrial Development Authority, Pennsylvania, ,
Charter School Revenue Bonds, Propel Charter School-Sunrise, Series
2013, 6.000%, 7/15/38
7/23 at 100.00 BB+   2,907,092
4,000 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Series 2022A, 5.000%, 6/15/57, 144A
6/29 at 103.00 N/R   3,352,480
Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy Charter
School, Series 2017:
2,400 6.000%, 7/01/37, 144A 7/24 at 100.00 N/R   2,401,560
11,015 6.250%, 7/01/47, 144A 7/24 at 100.00 N/R   10,920,271
5,605 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior
Series 2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R   5,766,312
35,695 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 3.500%, 4/01/41 (4)
No Opt. Call N/R   357
45,855 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2005A, 4.000%, 1/01/35 (4)
No Opt. Call N/R   458
46,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2008A, 2.700%, 4/01/35 (4)
No Opt. Call N/R   460
50,320 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R   503
9,200 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Generation
Project, Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   6,758,228
17,965 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/47
11/27 at 100.00 B   11,638,446
10,530 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Reading Hospital & Medical Center Project, Series 2012A, 5.000%,
11/01/44
7/23 at 100.00 B   6,823,019
Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B:
8,160 3.000%, 12/01/44 - BAM Insured 12/31 at 100.00 AA   6,566,270
6,305 4.000%, 12/01/51 - BAM Insured, (UB) (5) 12/31 at 100.00 AA   5,975,312
Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A:
705 5.000%, 12/01/30 12/25 at 100.00 N/R   664,907
680 5.000%, 12/01/35 12/25 at 100.00 N/R   619,942
1,400 5.250%, 12/01/45 12/25 at 100.00 N/R   1,230,796

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 6,000 Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2017A,
5.250%, 10/15/47
4/27 at 100.00 BB   $ 5,506,740
1,000 Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2022,
6.000%, 10/15/52, 144A
10/32 at 100.00 BB   1,002,000
Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018:
484 5.000%, 3/01/38, 144A 3/28 at 100.00 N/R   474,093
1,265 5.125%, 3/01/48, 144A 3/28 at 100.00 N/R   1,185,735
1,595 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Clarion University Foundation Inc. Student Housing
Project at Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1   1,606,723
7,775 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 BB   7,081,470
6,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB   6,025,980
3,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 4.000%, 7/15/43, (UB) (5)
1/28 at 100.00 A-   2,818,350
8,455 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 4.000%,
6/01/41, (UB) (5)
6/24 at 100.00 A2   8,156,454
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B:
8,405 4.000%, 5/01/52 - AGM Insured 5/32 at 100.00 A1   7,942,137
9,965 4.000%, 5/01/56 - AGM Insured, (UB) (5) 5/32 at 100.00 A1   9,292,163
1,071 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Series 2013A0 & AE2, 0.900%, 12/31/23
7/23 at 100.00 N/R   192,843
510 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Taxable Series 2013B, 0.900%, 12/31/23 , (cash 5.000%, PIK
5.000%)
No Opt. Call N/R   91,811
3,725 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series
2013, 7.000%, 7/01/32
7/23 at 100.00 N/R   3,730,587
12,885 Pennsylvania Economic Development Financing Authority, 5.000%,
12/31/57, (AMT), (UB) (5)
12/32 at 100.00 A1   13,207,769
30,690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A (4)
6/30 at 100.00 N/R   27,737,929
30,690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A (4)
6/30 at 100.00 N/R   27,737,929
29,220 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31 (4),(8)
No Opt. Call N/R   24,301,105
17,565 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Taxable Series 2020B-2, 10.000%, 12/01/29, 144A (4)
No Opt. Call N/R   16,419,411

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 20,520 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R   $ 205
13,275 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (4)
No Opt. Call N/R   133
Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT Major
Bridges Package One Project, Series 2022:
1,990 5.750%, 6/30/48, (AMT) 12/32 at 100.00 BBB-   2,191,348
3,925 5.250%, 6/30/53, (AMT) 12/32 at 100.00 BBB-   4,082,589
2,765 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/42
7/23 at 100.00 BB-   2,281,512
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019:
2,500 4.000%, 8/15/44, (UB) (5) 8/29 at 100.00 Aa3   2,428,000
20,770 4.000%, 8/15/49, (UB) (5) 8/29 at 100.00 Aa3   19,651,951
Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A:
5,000 5.000%, 10/01/43, (UB) (5) 10/32 at 100.00 AA+   5,213,700
10,000 5.000%, 10/01/50, (UB) (5) 10/32 at 100.00 AA+   10,279,300
4,500 5.000%, 10/01/50 10/32 at 100.00 AA+   4,625,685
Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced
Living Obligated Group, Series 2017A:
1,445 5.000%, 7/01/37 7/27 at 100.00 BB   1,263,826
1,575 5.000%, 7/01/42 7/27 at 100.00 BB   1,316,117
2,605 5.000%, 7/01/49 7/27 at 100.00 BB   2,088,793
765 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes
Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35
7/23 at 100.00 Baa3   778,793
920 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Alliance for Progress Charter School, Series 2019A,
5.000%, 6/15/39
6/26 at 100.00 N/R   876,236
11,855 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A,
5.375%, 6/15/50, 144A
12/27 at 100.00 N/R   10,283,146
Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Taxable Series
2020B:
10,155 4.875%, 12/15/35, 144A 12/27 at 100.00 N/R   9,113,503
11,045 5.125%, 12/15/44, 144A 12/27 at 100.00 N/R   9,506,100
985 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Richard Allen Preparatory Charter School, Series
2006, 6.250%, 5/01/33
7/23 at 100.00 N/R   908,062
Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Southwest Leadership Academy, Series 2017:
345 6.470%, 11/01/37 11/27 at 100.00 N/R   342,733
4,785 6.600%, 11/01/47 11/27 at 100.00 N/R   4,704,804
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated
Group, Pennsylvania, Series 2017C, 5.300%, 7/01/42
7/23 at 100.00 N/R   758,826
5,145 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016,
5.000%, 6/01/46
6/26 at 100.00 BB+   4,584,812

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 32,385 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 4.000%, 6/01/49, (UB) (5)
6/29 at 100.00 Aa3   $ 30,409,515
Southcentral Pennsylvania General Authority, Revenue Bonds, York
Academy Regional Charter School Project, Series 2018A:
7,500 6.000%, 7/15/38, 144A 7/28 at 100.00 N/R   7,669,200
6,000 6.500%, 7/15/48, 144A 7/28 at 100.00 N/R   6,201,840
Total Pennsylvania 384,527,281
Puerto Rico - 6.7%
79,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
7/23 at 18.02 N/R   14,170,230
40,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2008A, 0.000%, 5/15/57
7/23 at 7.98 N/R   2,873,200
2,592 HTA Claas 6, Puerto Rico Highway and Transportation Authority
Highway Revenue Bonds, Series 2022, 5.250%, 7/01/38
7/23 at 100.00 N/R   2,593,172
736 PRHTA SR LIEN SER N (2039) CUSTODIAL TR Puerto Rico Highway and
Transportation Authority, Highway Revenue Bonds, Series 2007N,
2.993%, 12/06/49
No Opt. Call N/R   389,639
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A:
35,900 4.000%, 7/01/42, 144A 7/32 at 100.00 N/R   31,450,554
5,965 4.000%, 7/01/47, 144A 7/32 at 100.00 N/R   5,026,288
31,780 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R   30,913,995
19,165 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R   16,789,690
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B:
21,525 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R   18,857,191
57,855 4.000%, 7/01/47, 144A 7/31 at 100.00 N/R   48,750,359
102,725 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)
7/23 at 100.00 D   38,778,688
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2010DDD:
30 3.957%, 7/01/23 (4) No Opt. Call N/R   11,250
4,505 3.957%, 7/01/25 (4) No Opt. Call D   1,689,375
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2012A:
2,840 4.800%, 7/01/29 (4) 7/23 at 100.00 D   1,072,100
17,685 5.000%, 7/01/29 (4) 7/23 at 100.00 D   6,676,088
53,397 3.957%, 7/01/42 (4) 7/23 at 100.00 D   20,157,368
13,083 5.050%, 7/01/42 (4) 7/23 at 100.00 D   4,938,832
5,845 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.500%, 7/01/20 (4)
No Opt. Call D   2,191,875
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT:
7,260 3.957%, 7/01/20 (4) No Opt. Call D   2,722,500
2,040 5.000%, 7/01/21 (4) No Opt. Call N/R   765,000
5,165 3.957%, 7/01/23 (4) No Opt. Call Ca   1,936,875
250 5.000%, 7/01/23 (4) No Opt. Call D   93,750
1,065 3.957%, 7/01/24 (4) 7/23 at 100.00 D   402,037
910 5.000%, 7/01/25 (4) 7/23 at 100.00 D   343,525
90 5.000%, 7/01/26 (4) 7/23 at 100.00 D   33,975
2,290 5.000%, 7/01/27 (4) 7/23 at 100.00 D   864,475
21,440 3.957%, 7/01/32 (4) 7/23 at 100.00 D   8,093,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 43,235 3.957%, 7/01/37 (4) 7/23 at 100.00 D   $ 16,321,213
1,465 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007VV, 3.999%, 7/01/20 (4)
No Opt. Call D   549,375
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA:
11,270 3.978%, 7/01/21 (4) No Opt. Call D   4,226,250
3,420 3.978%, 7/01/23 (4) No Opt. Call D   1,282,500
15 5.250%, 7/01/23 (4) No Opt. Call N/R   5,625
21,705 5.250%, 7/01/25 (4) 7/23 at 100.00 D   8,193,637
2,800 3.978%, 7/01/26 (4) 7/23 at 100.00 D   1,057,000
630 5.250%, 7/01/27 (4) 7/23 at 100.00 D   237,825
8,903 3.978%, 7/01/28 (4) 7/23 at 100.00 D   3,360,882
2,735 5.250%, 7/01/29 (4) 7/23 at 100.00 D   1,032,463
5,770 3.978%, 7/01/30 (4) 7/23 at 100.00 D   2,178,175
4,478 5.250%, 7/01/31 (4) 7/23 at 100.00 D   1,690,445
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC:
280 3.957%, 7/01/21 (4) No Opt. Call D   105,000
1,510 3.895%, 7/01/23 (4) No Opt. Call D   566,250
185 5.000%, 7/01/23 (4) No Opt. Call N/R   69,375
3,225 5.000%, 7/01/24 (4) 7/23 at 100.00 D   1,217,437
2,000 4.625%, 7/01/25 (4) 7/23 at 100.00 D   755,000
890 5.000%, 7/01/25 (4) 7/23 at 100.00 D   335,975
30 3.937%, 7/01/26 (4) 7/23 at 100.00 D   11,325
4,840 3.978%, 7/01/26 (4) 7/23 at 100.00 D   1,827,100
365 3.957%, 7/01/27 (4) 7/23 at 100.00 D   137,787
23,345 3.978%, 7/01/27 (4) 7/23 at 100.00 D   8,812,738
14,586 3.990%, 7/01/28 (4) 7/23 at 100.00 D   5,506,215
2,220 5.000%, 7/01/28 (4) 7/23 at 100.00 D   838,050
6,200 5.250%, 7/01/28 (4) 7/23 at 100.00 D   2,340,500
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX:
1,960 3.926%, 7/01/25 (4) 7/23 at 100.00 D   739,900
215 3.937%, 7/01/26 (4) 7/23 at 100.00 D   81,162
3,060 5.250%, 7/01/26 (4) 7/23 at 100.00 D   1,155,150
405 3.947%, 7/01/27 (4) 7/23 at 100.00 D   152,888
400 5.250%, 7/01/27 (4) 7/23 at 100.00 D   151,000
6,460 5.250%, 7/01/35 (4) 7/23 at 100.00 D   2,438,650
5,525 5.750%, 7/01/36 (4) 7/23 at 100.00 D   2,085,688
83,005 5.250%, 7/01/40 (4) 7/23 at 100.00 D   31,334,387
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ:
475 5.000%, 7/01/18 (4) No Opt. Call N/R   178,125
1,150 5.250%, 7/01/18 (4) No Opt. Call N/R   431,250
135 5.000%, 7/01/19 (4) No Opt. Call D   50,625
60 4.250%, 7/01/20 (4) No Opt. Call D   22,500
125 5.000%, 7/01/20 (4) No Opt. Call D   46,875
590 5.250%, 7/01/20 (4) No Opt. Call N/R   221,250
5,690 5.250%, 7/01/21 (4) No Opt. Call D   2,133,750
6,535 3.978%, 7/01/23 (4) No Opt. Call N/R   2,450,625
1,620 5.250%, 7/01/23 (4) No Opt. Call D   607,500
205 5.000%, 7/01/24 (4) 7/23 at 100.00 D   77,387
10,510 5.250%, 7/01/24 (4) 7/23 at 100.00 D   3,967,525
250 3.957%, 7/01/26 (4) 7/23 at 100.00 D   94,375
25,760 5.250%, 7/01/26 (4) 7/23 at 100.00 D   9,724,400
255 5.000%, 7/01/28 (4) 7/23 at 100.00 D   96,263

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2013A:
$ 235 7.250%, 7/01/30 (4) 7/23 at 100.00 D   $ 88,713
9,220 7.000%, 7/01/33 (4) 7/23 at 100.00 D   3,480,550
18,648 6.750%, 7/01/36 (4) 7/23 at 100.00 D   7,039,620
5,820 7.000%, 7/01/40 (4) 7/23 at 100.00 D   2,197,050
19,715 7.000%, 7/01/43 (4) 7/23 at 100.00 D   7,442,412
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016C-4, 7.500%, 7/01/20 (4)
No Opt. Call N/R   375,000
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
105 5.500%, 7/01/20 (4) No Opt. Call D   39,375
2,895 5.500%, 7/01/21 (4) No Opt. Call D   1,085,625
4,245 5.375%, 7/01/23 (4) No Opt. Call D   1,591,875
2,915 5.375%, 7/01/23 (4) No Opt. Call N/R   1,093,125
550 5.375%, 7/01/24 (4) 7/23 at 100.00 D   207,625
1,865 5.250%, 7/01/25 (4) 7/23 at 100.00 D   704,037
3,735 5.000%, 7/01/28 (4) 7/23 at 100.00 D   1,409,963
16,605 3.978%, 7/01/33 (4) 7/23 at 100.00 D   6,268,388
30,910 3.999%, 7/01/38 (4) 7/23 at 100.00 D   11,668,525
Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Build America Bond Series 2010EE:
5,400 5.950%, 7/01/30 (4) 7/23 at 100.00 D   2,038,500
75,300 4.044%, 7/01/32 (4) 7/23 at 100.00 D   28,425,750
34,730 4.061%, 7/01/40 (4) 7/23 at 100.00 D   13,110,575
27,500 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R   26,812,500
18,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 5.000%, 7/01/53
1/33 at 100.00 N/R   11,024,820
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
281,212 0.000%, 7/01/46 7/28 at 41.38 N/R   79,349,616
321,918 0.000%, 7/01/51 7/28 at 30.01 N/R   68,053,465
31,500 4.750%, 7/01/53 7/28 at 100.00 N/R   30,094,470
83,855 5.000%, 7/01/58 7/28 at 100.00 N/R   81,956,523
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1:
11,648 0.000%, 7/01/46 7/28 at 41.38 N/R   3,286,716
50,220 0.000%, 7/01/51 7/28 at 30.01 N/R   10,616,508
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
4,000 4.329%, 7/01/40 7/28 at 100.00 N/R   3,814,120
4,353 4.536%, 7/01/53 7/28 at 100.00 N/R   4,015,512
46,566 4.784%, 7/01/58 7/28 at 100.00 N/R   44,248,410
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
1 5.250%, 7/01/23 No Opt. Call N/R   863
2 5.375%, 7/01/25 No Opt. Call N/R   1,507
2,809 5.750%, 7/01/31 No Opt. Call N/R   3,073,757
37,000 0.000%, 7/01/33 7/31 at 89.94 N/R   22,674,110
24,416 4.000%, 7/01/37 7/31 at 103.00 N/R   21,979,771
20,921 4.000%, 7/01/41 7/31 at 103.00 N/R   18,232,233
145,721 4.000%, 7/01/46 7/31 at 103.00 N/R   123,638,605
231,292 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R   116,802,334
University of Puerto Rico, University System Revenue Bonds, Refunding
Series 2006P:
6,960 5.000%, 6/01/24 7/23 at 100.00 CC   6,921,581

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 7,050 5.000%, 6/01/25 7/23 at 100.00 CC   $ 6,973,296
2,105 5.000%, 6/01/26 7/23 at 100.00 CC   2,071,467
8,875 5.000%, 6/01/30 7/23 at 100.00 CC   8,607,419
University of Puerto Rico, University System Revenue Bonds, Series
2006Q:
3,075 5.000%, 6/01/24 7/23 at 100.00 CC   3,058,026
1,355 5.000%, 6/01/25 7/23 at 100.00 CC   1,340,258
3,345 5.000%, 6/01/26 7/23 at 100.00 CC   3,291,714
7,203 5.000%, 6/01/30 7/23 at 100.00 CC   6,985,830
4,882 5.000%, 6/01/36 7/23 at 100.00 CC   4,684,425
Total Puerto Rico 1,185,361,612
Rhode Island - 0.2%
253,805 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
7/23 at 18.14 CCC-   42,131,630
Total Rhode Island 42,131,630
South Carolina - 1.6%
1,000 Greenville Hospital System Board of Trustees, South Carolina, Hospital
Revenue Bonds, Tender Option Bond Trust 2015-XF-0145, 6.057%,
11/01/23, 144A, (IF) (5)
No Opt. Call A3   1,012,170
Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021:
855 3.875%, 5/01/41, 144A 5/29 at 100.00 N/R   627,929
855 4.000%, 5/01/52, 144A 5/29 at 100.00 N/R   600,236
2,735 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-2, 5.750%, 12/01/46, 144A
7/23 at 107.50 N/R   2,333,584
Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B:
31,890 0.000%, 11/01/39 7/23 at 29.07 N/R   6,367,476
10,010 0.000%, 11/01/39 7/23 at 29.07 N/R   1,998,697
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020:
2,160 5.000%, 1/01/40, 144A 1/30 at 100.00 N/R   1,982,405
5,000 5.000%, 1/01/55, 144A 1/30 at 100.00 N/R   4,222,000
1,920 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Midland Valley Preparatory School
Project, Series 2014, 7.750%, 11/15/45, 144A
11/26 at 100.00 N/R   2,009,414
4,000 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project,
Series 2015A, 5.250%, 8/15/46, 144A
2/25 at 100.00 BB   3,427,120
20,980 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Patriots Place Apartments Project,
Series 2022A-1, 5.750%, 6/01/52
No Opt. Call N/R   14,683,692
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project,
Series 2014A:
1,370 7.000%, 11/01/33, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 N/R  (7) 1,430,732
11,515 7.250%, 11/01/45, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 N/R  (7) 12,062,308
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series
2020A, 5.750%, 10/01/45
10/27 at 103.00 N/R   905,790

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 5,870 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.750%, 6/15/49, 144A
12/26 at 100.00 Ba1   $ 5,913,379
7,775 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series
2021A, 5.000%, 11/15/55, 144A
11/26 at 100.00 N/R   6,709,281
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2021A:
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R   811,090
905 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R   717,430
South Carolina Jobs-Economic Development Authority, Health Facilities
Revenue Bonds, Lutheran Homes of South Carolina Inc., Series 2013:
750 5.000%, 5/01/43 7/23 at 100.00 N/R   611,160
1,255 5.125%, 5/01/48 7/23 at 100.00 N/R   1,004,527
19,495 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, McLeod Health Projects, Refunding & Improvement
Series 2018, 4.000%, 11/01/48, (UB) (5)
5/28 at 100.00 AA-   18,432,328
1,000 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project,
Series 2021A, 8.750%, 7/01/25
7/23 at 100.00 N/R   1,100,880
South Carolina Public Service Authority, Electric System Revenue Bonds,
Santee Cooper, Tender Option Bond Trust 2017-XG0149:
2,505 5.728%, 12/01/50, 144A (5) 6/25 at 100.00 AA   2,532,630
10,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46, (UB)
12/24 at 100.00 A-   10,021,100
18,125 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56, (UB) (5)
12/26 at 100.00 A-   18,214,175
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A:
16,000 4.000%, 12/01/47 , (WI/DD) No Opt. Call A-   15,084,379
6,000 4.000%, 12/01/52 - BAM Insured, (UB) (5) 6/32 at 100.00 A3   5,733,600
39,865 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 4.000%, 12/01/55 - BAM
Insured, (UB) (5)
6/32 at 100.00 A3   37,650,101
8,715 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2013E, 5.000%, 12/01/48 (5)
12/23 at 100.00 A-   8,718,050
2,185 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2013E, 5.000%, 12/01/48, (UB)
12/23 at 100.00 A-   2,185,765
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A:
2,575 5.000%, 12/01/49, (UB) (5) 6/24 at 100.00 A-   2,578,785
68,695 5.500%, 12/01/54, (UB) (5) 6/24 at 100.00 A-   69,136,709
4,970 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, 5.250%, 12/01/55, (UB) (5)
12/25 at 100.00 A-   5,015,476
15,490 South Carolina State Ports Authority, Revenue Bonds, Series 2019B,
4.000%, 7/01/49, (AMT), (UB) (5)
7/29 at 100.00 A+   14,025,730
7,495 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-2, 5.750%, 12/01/42
7/23 at 100.00 N/R   7,014,645
2,970 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-3, 5.330%, 12/01/41
7/23 at 100.00 N/R   2,784,850
Total South Carolina 289,659,623

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Dakota - 0.1%
$ 6,400 Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding
Bonds, Series 2014C, 6.000%, 3/01/32, 144A
3/24 at 100.00 N/R   $ 5,082,711
5,630 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc., Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 A1   5,279,927
Total South Dakota 10,362,638
Tennessee - 1.2%
2,000 Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%,
1/01/47 (4)
1/25 at 102.00 N/R   1,200,000
Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
815 0.000%, 12/01/25, 144A No Opt. Call N/R   717,624
845 0.000%, 12/01/26, 144A No Opt. Call N/R   702,922
1,665 0.000%, 12/01/31, 144A No Opt. Call N/R   1,035,713
Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A:
6,650 5.000%, 12/01/35, 144A 12/26 at 100.00 N/R   6,225,464
2,350 5.125%, 12/01/42, 144A 12/26 at 100.00 N/R   2,123,460
71,545 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A, 4.000%,
7/01/40, (UB) (5)
7/28 at 100.00 A-   69,334,259
Knox County Health, Educational, and Housing Facilities Board,
Tennessee, Revenue Bonds, Provision Center for Proton Therapy
Project, Series 2014:
5,737 5.250%, 5/01/25, 144A (4) 11/24 at 100.00 N/R   574
47,114 6.000%, 5/01/34, 144A (4) 11/24 at 100.00 N/R   4,711
4,485 Memphis Health, Educational and Housing Facilities Board, Tennessee,
Multifamily Housing Revenue Bonds, Serenity Towers Apartments,
Series 2014A, 5.875%, 3/01/44
3/24 at 100.00 N/R   3,787,089
Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A:
4,405 5.500%, 7/01/37 (4) 7/27 at 100.00 N/R   3,214,373
5,150 5.625%, 1/01/46 (4) 7/27 at 100.00 N/R   3,213,033
5,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2016A, 5.000%,
10/01/45
10/26 at 100.00 BBB-   4,810,200
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship
Education Project, Series 2017E:
3,975 5.250%, 6/01/47, 144A 6/26 at 100.00 N/R   3,689,078
3,250 5.375%, 6/01/52, 144A 6/26 at 100.00 N/R   3,010,215
8,415 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46, (UB) (5)
7/26 at 100.00 A   8,564,535
Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B:
8,500 5.250%, 7/01/47, (AMT), (UB) (5) 7/32 at 100.00 A1   9,081,060
4,000 5.000%, 7/01/52, (AMT), (UB) (5) 7/32 at 100.00 A1   4,168,640
5,050 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015B, 5.000%, 7/01/40, (AMT), (UB) (5)
7/25 at 100.00 A1   5,103,480
7,350 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/54, (AMT)
7/30 at 100.00 A2   7,590,492

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 6,500 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/54, (AMT), (UB) (5)
7/30 at 100.00 A2   $ 6,712,680
1,450 Shelby County Health, Educational and Housing Facility Board,
Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor, Refunding
Series 2013A, 5.375%, 9/01/41
9/23 at 100.00 N/R   1,255,004
Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2023-2A:
3,500 4.550%, 7/01/48, (UB) , (WI/DD) 7/32 at 100.00 AA+   3,503,150
4,000 4.700%, 7/01/53, (UB) , (WI/DD) 7/32 at 100.00 AA+   4,002,760
The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A:
18,170 7.375%, 6/01/37, 144A (4) 6/27 at 100.00 N/R   3,997,400
17,235 7.500%, 6/01/47, 144A (4) 6/27 at 100.00 N/R   3,791,700
43,500 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB   44,716,260
11,415 Wilson County Health and Educational Facilities Board, Tennessee,
Senior Living Revenue Bonds, Rutland Place Inc. Project, Series
2015A, 4.400%, 1/01/46, 144A (4)
7/23 at 100.00 N/R   7,532,188
Total Tennessee 213,088,064
Texas - 5.6%
4,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek
Public Improvement District Area 1 Project, Series 2019, 6.500%,
9/01/48, 144A
9/29 at 100.00 N/R   4,128,200
1,500 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek
Public Improvement District Area 2 Project, Series 2022, 6.000%,
9/01/52, 144A
9/32 at 100.00 N/R   1,508,235
3,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek
Public Improvement District Major Improvement Area Project, Series
2019, 6.750%, 9/01/48, 144A
9/29 at 100.00 N/R   3,113,220
1,750 Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Area 1 Project, Series 2021, 4.250%, 9/15/51,
144A
9/31 at 100.00 N/R   1,444,870
Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Major Improvement Area Project, Series 2021:
200 4.500%, 9/15/31, 144A No Opt. Call N/R   184,506
525 5.000%, 9/15/51, 144A 9/31 at 100.00 N/R   475,057
4,235 Anson Education Facilities Corporation, Texas, Education Revenue
Bonds, Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45
8/26 at 100.00 BBB-   4,255,116
750 Argyle, Texas, Special Assessment Revenue Bonds, Highlands of  Argyle
Public Improvement District 1 Project, Series 2017, 5.000%, 9/01/37
9/27 at 100.00 N/R   750,135
Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook
of  Argyle Public Improvement District Project, Series 2018:
2,100 5.125%, 9/01/38, 144A 9/28 at 100.00 N/R   2,104,242
3,905 5.250%, 9/01/47, 144A 9/28 at 100.00 N/R   3,900,041
1,500 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 N/R   1,276,350
9,520 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Great Hearts America - Texas, Series 2021A, 3.000%,
8/15/56 - BAM Insured, (UB) (5)
8/31 at 100.00 Aaa   6,985,681

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A:
$ 3,430 4.375%, 2/15/51 2/30 at 100.00 N/R   $ 2,435,746
1,500 4.500%, 2/15/56 2/30 at 100.00 N/R   1,049,850
4,500 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Magellan International School, Series 2022, 6.375%,
6/01/62, 144A
6/29 at 103.00 Ba2   4,568,265
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A:
1,000 5.000%, 8/15/38 8/27 at 100.00 N/R   948,090
1,800 5.000%, 8/15/48 8/27 at 100.00 N/R   1,612,872
900 5.000%, 8/15/53 8/27 at 100.00 N/R   793,359
ate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 3B, Series 2023:
1,000 5.125%, 8/15/43, 144A 8/31 at 100.00 N/R   994,350
1,000 5.375%, 8/15/53, 144A 8/31 at 100.00 N/R   997,710
1,000 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 3B Project, Series
2022, 6.000%, 9/01/45, 144A
9/32 at 100.00 N/R   1,024,910
Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2 Project, Series
2018:
1,000 5.750%, 9/01/33, 144A 9/23 at 103.00 N/R   1,027,140
3,775 6.125%, 9/01/45, 144A 9/23 at 103.00 N/R   3,875,075
5,005 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2-3 Major
Improvements Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R   5,163,158
3,800 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Winn Ridge South Public Improvement District Project, Series 2017,
6.200%, 9/01/47, 144A
9/27 at 100.00 N/R   3,930,834
5,000 Austin, Texas, Airport System Revenue Bonds, Series 2022, 5.250%,
11/15/47, (AMT)
11/32 at 100.00 A+   5,353,050
5,480 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Estancia Hill Country Public Improvement District,
Series 2013, 6.000%, 11/01/28
11/23 at 100.00 N/R   5,504,331
1,500 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District
Improvement Area 2, Series 2022, 5.500%, 11/01/51, 144A
11/32 at 100.00 N/R   1,503,120
3,000 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 N/R   2,784,570
1,120 Caddo Mills Municipal Management District No. 1, Texas, General
Obligation Bonds, Tax Road Series 2021, 3.000%, 9/01/46
9/26 at 100.00 N/R   849,206
Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phase 1 Project, Series 2018:
1,690 5.125%, 9/01/38, 144A 9/28 at 100.00 N/R   1,692,535
4,230 5.250%, 9/01/47, 144A 9/28 at 100.00 N/R   4,229,662
Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phases 2-7 Major Improvement Project,
Series 2018:
4,230 5.500%, 9/01/38, 144A 9/28 at 100.00 N/R   4,307,451
7,480 5.625%, 9/01/48, 144A 9/28 at 100.00 N/R   7,591,153
840 Celina, Texas, Special Assessment Revenue Bonds, Celina Hills Public
Improvement District Project, Series 2022, 4.875%, 9/01/42, 144A
9/32 at 100.00 N/R   795,934

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 5,800 Celina, Texas, Special Assessment Revenue Bonds, Columns Public
Improvement District Project, Series 2018, 6.250%, 9/01/48, 144A
9/28 at 100.00 N/R   $ 5,921,104
5,000 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.625%,
9/01/48, 144A
9/28 at 100.00 N/R   5,060,800
2,500 Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Improvement Area 1 District
Series 2023, 5.500%, 9/01/53, 144A , (WI/DD)
9/33 at 100.00 N/R   2,492,475
Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek
Public Improvement District Phase 1 Project, Series 2021:
500 4.250%, 9/01/41, 144A 9/31 at 100.00 N/R   436,690
800 4.500%, 9/01/50, 144A 9/31 at 100.00 N/R   690,136
Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek
Public Improvement District Phase 2-3 Major Improvement Project,
Series 2021:
350 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R   342,745
640 5.500%, 9/01/50, 144A 9/31 at 100.00 N/R   632,038
995 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 5.250%, 9/01/46
9/26 at 100.00 N/R   996,005
Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1B, Series 2018:
325 5.375%, 9/01/38, 144A 9/28 at 100.00 N/R   329,569
408 5.500%, 9/01/46, 144A 9/28 at 100.00 N/R   412,586
1,111 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Project, Series 2018, 5.625%, 9/01/38
9/28 at 100.00 N/R   1,136,764
Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang
Ranch Public Improvement District Phase 2-9 Major improvement
Project, Series 2015:
1,675 6.000%, 9/01/30 7/23 at 103.00 N/R   1,691,750
4,725 6.250%, 9/01/40 7/23 at 103.00 N/R   4,778,251
1,825 Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1 Project, Series 2023, 5.500%, 9/01/53,
144A
9/33 at 100.00 N/R   1,803,648
Celina, Texas, Special Assessment Revenue Bonds, North Sky Public
Improvement District Improvement Area 1 Project, Series 2023:
1,000 5.375%, 9/01/43 9/33 at 100.00 N/R   1,001,470
1,200 5.625%, 9/01/52 9/33 at 100.00 N/R   1,201,728
3,115 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms
Public Improvement District Phase 1 Project, Series 2017, 6.125%,
9/01/46
9/27 at 100.00 N/R   3,189,635
1,245 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms
Public Improvement District Phase 2 Major Improvement Project,
Series 2017, 6.125%, 9/01/46
9/27 at 100.00 N/R   1,263,301
Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields East
Public Improvement District Phase 1 Project, Series 2022:
1,050 4.000%, 9/01/43, 144A 9/31 at 100.00 N/R   890,768
1,000 4.125%, 9/01/51, 144A 9/31 at 100.00 N/R   826,280
5,520 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II
Public Improvement District Neighborhood Improvement Area 1
Project, Series 2015, 7.250%, 9/01/45
9/23 at 103.00 N/R   5,683,226
3,000 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II
Public Improvement District Neighborhood Improvement Area 5
Project, Series 2022, 4.000%, 9/01/51, 144A
9/31 at 100.00 N/R   2,436,450

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 9,795 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II
Public Improvement District Neighborhood Improvement Areas 2-5
Major Improvement Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R   $ 10,104,718
2,000 Celina, Texas, Special Assessment Revenue Bonds, Ten Mile Creek
Public Improvement District Major Improvement Area Project, Series
2023, 5.750%, 9/01/52, 144A
9/33 at 100.00 N/R   2,018,200
Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021:
1,000 4.250%, 9/01/41, 144A 9/31 at 100.00 N/R   891,670
1,380 4.500%, 9/01/51, 144A 9/31 at 100.00 N/R   1,198,834
Celina, Texas, Special Assessment Revenue Bonds, Wells North Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2016:
690 5.000%, 9/01/36, 144A 9/23 at 102.00 N/R   690,379
1,625 5.250%, 9/01/46, 144A 9/23 at 102.00 N/R   1,626,040
1,445 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 6.250%, 9/01/45
9/24 at 100.00 N/R   1,461,126
500 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 5 Project,
Series 2022, 5.500%, 9/01/42, 144A
9/32 at 100.00 N/R   504,170
3,500 City of Houston TX Airport System Revenue, 5.250%, 7/01/53 , (WI/DD) No Opt. Call A+   3,743,394
20,000 City of Houston TX Airport System Revenue, 5.250%, 7/01/53, (UB) ,
(WI/DD)
No Opt. Call A+   21,390,800
3,000 City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project, Special Assessment Revenue
Bonds, Series 2022, 5.375%, 9/15/52, 144A
9/32 at 100.00 N/R   2,880,330
1,500 City Of Midlothian, Texas, Westside Preserve Public Improvement Major
Improvement Area Project, Special Assessment Revenue Bonds,
Series 2022, 6.125%, 9/15/52, 144A
9/32 at 100.00 N/R   1,508,730
City of Shenandoah, Montgomery County, Texas, Special Assessment
Revenue Bonds, Metropark Public Improvement District, Series 2018:
1,835 5.600%, 9/01/38 9/28 at 100.00 N/R   1,869,021
2,940 5.700%, 9/01/47 9/28 at 100.00 N/R   2,972,487
900 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2015A,
5.000%, 12/01/45
6/25 at 100.00 BBB-   888,993
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016:
1,385 6.250%, 9/01/35 9/23 at 103.00 N/R   1,428,503
3,230 6.500%, 9/01/46 9/23 at 103.00 N/R   3,331,260
1,200 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 N/R   1,156,572
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Cartwright Ranch Public Improvement District Major Improvement Area
Project, Series 2021:
750 5.000%, 9/15/41, 144A 9/31 at 100.00 N/R   708,728
1,000 5.250%, 9/15/51, 144A 9/31 at 100.00 N/R   942,490
1,000 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Crandall Carwright Ranch Public Improvement District Improvement
Area 1 Project, Series 2021, 4.500%, 9/15/51, 144A
9/31 at 100.00 N/R   858,820
4,165 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Improvement Area 1 Project,
Series 2022, 6.125%, 9/15/52, 144A
9/32 at 100.00 N/R   4,294,365

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Single Family Residential,
Major Improvement Area Project, Series 2022, 6.750%, 9/15/52, 144A
9/32 at 100.00 N/R   $ 1,042,960
715 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2013A, 6.625%, 9/01/31, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R  (7) 718,425
9,175 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BB+   8,904,154
4,350 East Fort Bend County Development Authority, Texas, Contract Revenue
Bonds, Water Sewer and Drain Facilities, Series 2022, 5.000%,
9/01/43
9/28 at 100.00 N/R   4,252,299
1,000 Edinburg Economic Development Corporation, Texas, Sales Tax
Revenue Bonds, Series 2021A, 3.375%, 8/15/46
8/28 at 100.00 N/R   744,090
1,500 Elmendorf, Texas, Special Assessment Revenue Bonds, Hickory Ridge
Public Improvement District Improvement Area 1, Series 2021,
4.000%, 9/01/51, 144A
9/31 at 100.00 N/R   1,196,460
3,985 Fate City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg East Public Improvement District Improvement Area 2
Project, Series 2022, 6.000%, 8/15/52, 144A
8/32 at 100.00 N/R   4,051,271
10,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/49, (UB) (5)
4/30 at 100.00 A2   9,647,000
13,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A, 4.125%, 7/01/52, (UB) (5)
7/32 at 100.00 A+   12,487,020
7,400 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
4.000%, 12/01/45, (UB) (5)
6/25 at 100.00 AA   7,060,192
10,950 Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien
Series 2021A, 4.000%, 8/15/50, (UB) (5)
8/30 at 100.00 0   10,790,240
6,480 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2018A, 4.000%, 8/15/48, (UB) (5)
2/28 at 100.00 AA   6,456,672
600 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53
- AGM Insured
11/31 at 33.96 A1   131,598
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H:
475 0.000%, 11/15/23 - NPFG Insured No Opt. Call BB+   468,084
520 0.000%, 11/15/26, (ETM) No Opt. Call Baa2  (7) 461,567
355 0.000%, 11/15/27, (ETM) No Opt. Call Baa2  (7) 305,080
480 0.000%, 11/15/28 - NPFG Insured, (ETM) No Opt. Call Baa2  (7) 399,970
125 0.000%, 11/15/29 - NPFG Insured, (ETM) No Opt. Call Baa2  (7) 100,892
1,910 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 BB+   1,262,204
2,075 0.000%, 11/15/34 - NPFG Insured 11/31 at 83.17 BB+   1,197,254
35 0.000%, 11/15/35 11/31 at 78.18 BB+   18,819
4,160 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 BB+   2,076,298
1,525 0.000%, 11/15/37 - NPFG Insured 11/31 at 69.08 BB+   706,792
1,930 0.000%, 11/15/38 - NPFG Insured 11/31 at 64.91 BB+   835,343
1,130 0.000%, 11/15/39 - NPFG Insured 11/31 at 60.98 BB+   456,452
5,300 0.000%, 11/15/40 - NPFG Insured 11/31 at 57.27 BB+   1,995,927
17,315 0.000%, 11/15/41 - NPFG Insured 11/31 at 53.78 BB+   6,099,728
1,840 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior
Lien Series 2001G, 0.000%, 11/15/41 - NPFG Insured
11/31 at 53.78 BBB   656,162

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3:
$ 100 0.000%, 11/15/31 - NPFG Insured 11/24 at 66.52 BB   $ 62,651
605 0.000%, 11/15/32 - NPFG Insured 11/24 at 62.71 BB   356,853
1,420 0.000%, 11/15/33 - NPFG Insured 11/24 at 59.10 BB   788,597
25 0.000%, 11/15/34, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 55.69 Baa2  (7) 13,268
190 0.000%, 11/15/34 - NPFG Insured 11/24 at 55.69 BB   99,328
555 0.000%, 11/15/35 - NPFG Insured 11/24 at 52.47 BB   272,894
6,465 0.000%, 11/15/38 - NPFG Insured 11/24 at 43.83 BB   2,645,413
9,245 0.000%, 11/15/39 11/24 at 41.26 BB   3,558,493
Harris County-Houston Sports Authority, Texas, Special Revenue Bonds,
Refunding Senior Lien Series 2001A:
1,180 0.000%, 11/15/34 - NPFG Insured 11/30 at 78.27 A1   687,492
26,165 0.000%, 11/15/38 - NPFG Insured 11/30 at 61.17 A1   11,503,442
8,805 0.000%, 11/15/40 - NPFG Insured 11/30 at 54.04 A1   3,378,302
1,025 Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019,
4.125%, 9/01/39, 144A
9/29 at 100.00 N/R   924,632
9,190 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 N/R   9,288,792
6,215 Heart of Texas Education Finance Corporation, Texas, Gateway Charter
Academy, Series 2006A, 6.000%, 2/15/36
7/23 at 100.00 N/R   6,122,832
1,220 Heritage Public Improvement District 1, Dripping Springs, Texas,
Special Assessment Revenue Bonds, Series 2023, 5.500%, 9/01/53,
144A
9/31 at 100.00 N/R   1,219,890
Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A:
7,560 0.000%, 12/01/53 12/31 at 42.84 BBB-   1,397,466
5,000 0.000%, 12/01/54 12/31 at 41.04 BBB-   874,000
18,600 0.000%, 12/01/55 12/31 at 39.30 BBB-   3,073,464
5,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2021A, 4.000%, 7/01/46, (AMT)
7/31 at 100.00 A1   4,720,100
595 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 BB-   597,035
1,500 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Durango Farms Public Improvement Project Series 2021, 4.000%,
9/01/56, 144A
9/29 at 100.00 N/R   1,192,500
2,000 Joshua Farms Municipal Management District 1, Johnson County,
Texas, Special Assessment Revenue Bonds, Improvement Areas 1-2
Project Series 2023, 5.500%, 9/01/53, 144A
9/31 at 100.00 N/R   1,957,180
Justin, Denton County, Texas, Special Assessment Revenue Bonds,
Timberbrook Public Improvement District 1 Improvement Area 1
Project, Series 2018:
1,105 5.375%, 9/01/38, 144A 9/28 at 100.00 N/R   1,119,542
1,930 5.125%, 9/01/47, 144A 9/28 at 100.00 N/R   1,912,669
1,680 5.500%, 9/01/47, 144A 9/28 at 100.00 N/R   1,692,583
1,500 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public
Improvement District 1 Phase 2A-2B Project, Series 2021, 6.000%,
9/15/52
9/32 at 100.00 N/R   1,547,940
Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 4 Project, Series 2023:
2,000 5.250%, 9/01/43, 144A 9/33 at 100.00 N/R   1,977,780
1,500 5.500%, 9/01/47, 144A 9/33 at 100.00 N/R   1,491,930

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,835 Kyle, Texas, Special Assessment Revenue Bonds, Limestone Creek
Public Improvement District Improvement Area 1 Project, Series 2023,
5.750%, 9/01/53, 144A , (WI/DD)
9/33 at 100.00 N/R   $ 1,840,560
2,295 Kyle, Texas, Special Assessment Revenue Bonds, Porter County Public
Improvement District Improvement Area 1 Project, Series 2023,
6.000%, 9/01/53, 144A
9/33 at 100.00 N/R   2,288,390
2,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 N/R   1,933,400
2,500 Lago Vista, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District Major
Improvement Area Project, Series 2020B, 4.875%, 9/01/50, 144A
9/30 at 100.00 N/R   2,310,600
9,735 Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023, 4.000%,
2/15/53, (UB) , (WI/DD)
2/33 at 100.00 Aa3   9,412,479
2,700 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Areas 2-3 Project, Series 2022, 6.125%, 9/15/52,
144A
9/32 at 100.00 N/R   2,762,532
1,270 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
5.000%, 9/15/49, 144A
9/29 at 100.00 N/R   1,193,825
2,720 Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs
Public Improvement District Project, Series 2018, 5.300%, 9/01/48,
144A
9/28 at 100.00 N/R   2,691,222
1,090 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke
Public Improvement District Northern Improvement Area Major
Improvement Project, Series 2017, 5.375%, 9/01/47, 144A
9/26 at 100.00 N/R   1,083,351
3,810 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series
2017, 5.000%, 9/01/47, 144A
9/26 at 100.00 N/R   3,660,724
6,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 N/R   3,924,180
Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1:
1,355 5.000%, 12/01/41 6/26 at 103.00 N/R   1,220,516
2,060 5.000%, 12/01/46 6/26 at 103.00 N/R   1,774,608
2,269 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%,
12/15/51
6/26 at 103.00 N/R   2,051,811
1,000 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Major Improvement
Area Project, Series 2022, 4.375%, 9/01/52, 144A
9/32 at 100.00 N/R   820,200
Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Liberty Parke Public Improvement District Master Improvement
Area Project, Series 2017:
330 5.125%, 9/01/27, 144A No Opt. Call N/R   335,362
2,150 6.000%, 9/01/46, 144A 9/27 at 100.00 N/R   2,208,566
1,050 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Liberty Parke Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46, 144A
9/26 at 100.00 N/R   1,057,045
3,000 Little Elm, Denton County, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District 2 Project, Series 2022, 6.875%,
9/01/52, 144A
9/32 at 100.00 N/R   3,144,840

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Little Elm, Denton County, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Improvement Area 2 Project,
Refunding & Improvement Series 2018:
$ 70 0.000%, 9/01/23, 144A No Opt. Call N/R   $ 69,533
11,960 5.750%, 9/01/48, 144A 9/28 at 100.00 N/R   12,243,811
1,000 Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch
Public Improvement District Project, Series 2022, 4.000%, 9/01/51,
144A
9/32 at 100.00 N/R   802,080
6,470 Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public
Improvement District Phase I, Refunding & Improvement Series 2018,
5.250%, 9/01/44, 144A
9/28 at 100.00 N/R   6,483,975
5,160 Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017,
6.000%, 9/01/47, 144A
9/27 at 100.00 N/R   5,275,326
Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 2-3 Project, Series 2018:
723 5.750%, 9/01/38, 144A 9/28 at 100.00 N/R   746,989
1,350 5.875%, 9/01/47, 144A 9/28 at 100.00 N/R   1,390,257
1,500 Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47,
144A
9/27 at 100.00 N/R   1,458,150
Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public
Improvement District Major Improvement Area Project, Refunding
Series 2018:
125 0.000%, 9/01/23, 144A No Opt. Call N/R   124,146
125 0.000%, 9/01/24, 144A No Opt. Call N/R   118,742
125 0.000%, 9/01/25, 144A No Opt. Call N/R   113,436
6,300 6.750%, 9/01/48, 144A 9/28 at 100.00 N/R   6,583,500
Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020:
600 4.500%, 9/15/40, 144A 9/30 at 100.00 N/R   557,760
600 4.625%, 9/15/49, 144A 9/30 at 100.00 N/R   537,864
1,000 Manor, Texas, Special Assessment Revenue Bonds, Manor Heights
Public Improvement District, Improvement Area 3, Series 2023,
5.500%, 9/15/53, 144A , (WI/DD)
9/31 at 100.00 N/R   996,980
1,755 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.750%, 9/01/49, 144A
9/29 at 100.00 N/R   1,745,435
2,000 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1
Project, Series 2021, 4.375%, 9/01/51, 144A
9/31 at 100.00 N/R   1,690,900
1,000 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Major Improvement Area
Project, Series 2021, 5.125%, 9/01/51, 144A
9/31 at 100.00 N/R   927,370
Medina County, Texas, Special Assessment Revenue Bonds, Woodlands
Public Improvement District Major Improvement Areas 1, Series 2021:
785 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R   734,627
1,160 5.500%, 9/01/50, 144A 9/31 at 100.00 N/R   1,096,049
1,250 Medina County, Texas, Special Assessment Revenue Bonds, Woodlands
Public Improvement District Neighborhood Improvement Areas 1,
Series 2021, 4.750%, 9/01/50, 144A
9/31 at 100.00 N/R   1,078,737
Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 1 Project, Series 2018:
850 5.250%, 9/01/38, 144A 9/28 at 100.00 N/R   861,416
1,595 5.375%, 9/01/48, 144A 9/28 at 100.00 N/R   1,601,587

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 2 Major Improvement Project,
Series 2023, 5.125%, 9/01/52, 144A
9/31 at 100.00 N/R   $ 993,190
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019:
1,000 5.750%, 9/15/39, 144A 9/29 at 100.00 N/R   1,011,310
2,300 6.000%, 9/15/49, 144A 9/29 at 100.00 N/R   2,340,135
1,750 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Improvement Areas 1-2 Project, Series
2021, 4.125%, 9/15/51, 144A
9/31 at 100.00 N/R   1,449,560
Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Major Improvement Area Project, Series
2021:
420 4.500%, 9/15/41, 144A 9/31 at 100.00 N/R   374,279
750 4.750%, 9/15/51, 144A 9/31 at 100.00 N/R   653,400
17,127 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (4)
1/26 at 102.00 N/R   342,537
4,235 Montgomery County Municipal Utility District 132, Texas, General
Obligation Bonds, Road Series 2023, 4.000%, 9/01/47 - AGM Insured
9/29 at 100.00 A1   3,981,916
New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement
District Improvement Area 1 Project, Series 2021:
1,000 4.500%, 9/01/41, 144A 9/31 at 100.00 N/R   873,080
1,000 4.750%, 9/01/51, 144A 9/31 at 100.00 N/R   859,800
New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2018A:
1,595 5.625%, 8/15/39, 144A 8/24 at 100.00 N/R   1,601,954
3,340 5.750%, 8/15/49, 144A 8/24 at 100.00 N/R   3,343,307
780 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R   601,598
5,050 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R   4,146,353
21,737 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R   8,686,042
4,305 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project,
Series 2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R   3,358,503
New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Methodist Retirement Communites
Senior Living Langford Project, Series 2016:
670 5.375%, 11/15/36 11/26 at 100.00 N/R   590,210
1,000 5.500%, 11/15/46 11/26 at 100.00 N/R   824,600
2,000 5.500%, 11/15/52 11/26 at 100.00 N/R   1,605,140
New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series
2021A-1:
4,000 5.250%, 1/01/42 1/28 at 103.00 N/R   3,048,480
95,255 5.500%, 1/01/57 1/28 at 103.00 N/R   68,475,962

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A:
$ 1,840 5.000%, 7/01/24 (4) No Opt. Call Caa2   $ 1,665,200
15,100 5.000%, 7/01/35 (4) 7/25 at 100.00 Caa2   13,665,500
119,200 5.000%, 7/01/47 (4) 7/25 at 100.00 Caa2   107,876,000
9,965 New Hope Cultural Educational Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Children's Health Systems of Texas Project,
Series 2017A, 4.000%, 8/15/40, (UB) (5)
8/27 at 100.00 Aa3   9,822,102
3,445 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B, 5.000%, 1/01/46
1/26 at 100.00 Baa3   3,470,665
North Fort Bend Water Authority, Texas, Water System Revenue Bonds,
Refunding  Series 2019A:
9,530 4.000%, 12/15/58, (UB) (5) 12/29 at 100.00 A+   8,909,311
17,310 4.000%, 12/15/58 - BAM Insured, (UB) (5) 12/29 at 100.00 AA   16,482,409
2,165 North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement District
Phase 1A-1B Improvements, Series 2021, 4.250%, 9/15/51, 144A
9/31 at 100.00 N/R   1,848,131
9,000 North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series
2021, 5.000%, 9/15/51, 144A
9/31 at 100.00 N/R   8,408,160
670 North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone A Project, Series 2019,
5.625%, 9/01/40, 144A
9/30 at 100.00 N/R   668,894
North Richland Hills, Texas, Special Assessment Revenue Bonds, City
Point Public Improvement District Zone B Project, Series 2019:
658 5.250%, 9/01/40, 144A 9/30 at 100.00 N/R   648,492
923 5.375%, 9/01/50, 144A 9/30 at 100.00 N/R   898,503
15,085 Pflugerville, Texas, Certificates of Obligation, Combination Tax and
Revenue Series 2023, 4.000%, 8/01/49
8/32 at 100.00 Aa1   14,687,359
Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series 2022:
350 5.250%, 9/15/32, 144A No Opt. Call N/R   352,341
800 5.500%, 9/15/42, 144A 9/32 at 100.00 N/R   796,168
1,250 5.625%, 9/15/52, 144A 9/32 at 100.00 N/R   1,244,550
Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series 2022:
300 5.250%, 9/15/32, 144A No Opt. Call N/R   302,007
750 5.500%, 9/15/42, 144A 9/32 at 100.00 N/R   746,407
1,000 5.625%, 9/15/52, 144A 9/32 at 100.00 N/R   995,640
3,000 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 1 Project, Series 2022,
5.500%, 9/15/48, 144A
9/30 at 100.00 N/R   2,999,730
4,900 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 2 Project, Series 2022,
6.000%, 9/15/52, 144A
9/32 at 100.00 N/R   4,981,928
2,000 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Major Improvement Area Project, Series 2022,
6.500%, 9/15/52, 144A
9/32 at 100.00 N/R   2,049,520
4,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series
2021, 4.375%, 9/15/51, 144A
9/31 at 100.00 N/R   3,466,853
1,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek West Public Improvement District Project, Series
2021, 4.000%, 9/15/51, 144A
9/31 at 100.00 N/R   999,513

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 9,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A, 3.000%, 1/01/50, (AMT), 144A
7/23 at 103.00 N/R   $ 5,284,440
5,765 Port Freeport, Texas, General Obligation Bonds, Series 2023, 4.000%,
8/01/48
8/32 at 100.00 Aa2   5,585,074
12,750 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, First Lien Series 2021, 4.000%, 10/01/46, (UB) (5)
4/32 at 100.00 N/R   12,539,115
Pottsboro Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Imagine International Academy of North Texas, LLC,
Series 2016A:
655 5.000%, 8/15/36 8/26 at 100.00 N/R   641,402
1,000 5.000%, 8/15/46 8/26 at 100.00 N/R   917,840
Princeton, Collin County, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2 Project, Series
2023:
1,105 5.125%, 9/01/43, 144A 9/33 at 100.00 N/R   1,096,005
2,100 5.375%, 9/01/53, 144A 9/33 at 100.00 N/R   2,090,508
5,760 Princeton, Texas, Special Assessment Revenue Bonds, Crossroads
Public Improvement District Major improvement Project, Series 2018,
6.500%, 9/01/48, 144A
9/28 at 100.00 N/R   5,923,987
2,080 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 N/R   1,905,218
Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019:
1,000 5.500%, 9/01/39, 144A 9/29 at 100.00 N/R   1,015,550
2,000 5.750%, 9/01/49, 144A 9/29 at 100.00 N/R   2,024,600
3,605 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
2/24 at 100.00 Ba1   3,630,091
Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012:
6,280 7.000%, 12/15/32 (4) 7/23 at 100.00 N/R   3,768,000
5,525 7.250%, 12/15/42 (4) 7/23 at 100.00 N/R   3,315,000
14,375 7.250%, 12/15/47 (4) 7/23 at 100.00 N/R   8,625,000
3,300 Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A,
7.750%, 11/15/44, (Pre-refunded 11/15/24)
11/24 at 100.00 N/R  (7) 3,497,142
445 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 6.000%,
9/15/46
3/24 at 102.00 N/R   446,095
1,365 Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement Area 2
Project, Series 2019, 4.625%, 9/15/39, 144A
9/27 at 100.00 N/R   1,294,689
4,000 Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement Area 3
Project, Series 2022, 5.750%, 9/15/52, 144A
9/32 at 100.00 N/R   3,977,160
Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement District
Improvement Area 2 Project, Series 2022:
600 5.875%, 9/15/42, 144A 9/32 at 100.00 N/R   605,448
1,300 6.000%, 9/15/52, 144A 9/32 at 100.00 N/R   1,321,892

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement District
Major Improvement Area Project, Series 2020:
$ 400 4.875%, 9/15/40, 144A 9/30 at 100.00 N/R   $ 376,176
700 5.125%, 9/15/50, 144A 9/30 at 100.00 N/R   656,663
750 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Area 1 Project, Series 2022, 6.000%, 9/15/50,
144A
9/32 at 100.00 N/R   777,803
1,000 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Areas 2-3 Project, Series 2022, 7.000%,
9/15/52, 144A
9/32 at 100.00 N/R   1,028,490
2,235 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Major Improvement Area Project, Series 2020, 5.625%,
9/15/50, 144A
9/30 at 100.00 N/R   2,190,859
1,250 San Antonio Education Facilities Corporation, Texas, Higher Education
Revenue Bonds, Hallmark University Project, Series 2021A, 5.000%,
10/01/51
10/31 at 100.00 N/R   987,288
10,215 San Antonio Independent School District, Bexar County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/52
8/32 at 100.00 Aaa   11,220,258
San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, San Marcos Trace Public
Improvement District Series 2019:
3,800 5.750%, 9/01/39, 144A 9/28 at 100.00 N/R   3,845,144
5,000 5.750%, 9/01/48, 144A 9/28 at 100.00 N/R   5,023,850
2,200 San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper Public Improvement
District Series 2020, 5.625%, 9/01/50
9/30 at 100.00 N/R   2,200,968
San Marcos, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper South Public Improvement
District, Series 2020:
1,500 4.250%, 9/01/42, 144A 9/32 at 100.00 N/R   1,303,500
1,750 4.500%, 9/01/51, 144A 9/32 at 100.00 N/R   1,496,303
100 Sanger Industrial Development Corporation, Texas, Industrial
Development Revenue Bonds, Texas Pellets Inc. Project, Refunding
Series 2012B, 8.000%, 7/01/38, (AMT) (4)
7/23 at 100.00 N/R   25,000
1,000 Santa Fe, Galveston County, Texas, Special Assessment Revenue Bonds,
Mulberry Farms Public Improvement District Series 2022, 5.000%,
9/01/52, 144A
9/32 at 100.00 N/R   933,060
Sinton, San Patricio County, Texas, Special Assessment Revenue Bonds,
Somerset Public Improvement District 1 Series 2022:
1,000 5.125%, 9/01/42, 144A 9/32 at 100.00 N/R   958,480
1,800 5.250%, 9/01/51, 144A 9/32 at 100.00 N/R   1,697,022
9,345 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/42, (UB) (5)
4/32 at 100.00 AA-   9,126,794
24,550 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2022D, 5.000%, 11/15/51, (UB) (5)
11/32 at 100.00 AA-   25,859,252
Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana
Project, Series 2017A:
240 6.625%, 11/15/37 5/27 at 100.00 N/R   247,073
5,875 6.750%, 11/15/47 5/27 at 100.00 N/R   5,993,910
5,865 6.750%, 11/15/52 5/27 at 100.00 N/R   5,965,585

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 8,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53, (UB)
(5)
7/32 at 100.00 A1   $ 7,369,840
2,075 Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home
Project, Series 2009A, 8.000%, 2/15/38 (4)
7/23 at 100.00 N/R   1,141,250
Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2016A:
1,000 6.375%, 2/15/48 (4) 2/27 at 100.00 N/R   550,000
1,000 6.375%, 2/15/52 (4) 2/27 at 100.00 N/R   550,000
4,000 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2023A, 5.250%, 1/01/53, (UB) (5)
7/32 at 100.00 N/R   4,165,720
3,660 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC
Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43, (AMT)
9/23 at 100.00 Baa2   3,674,384
17,520 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC
Segments 3C Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 Baa2   17,519,825
4,000 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 0.000%, 8/01/52
2/29 at 31.38 Baa2   918,280
7,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51, (UB) , (WI/
DD)
10/31 at 100.00 AAA   7,384,725
2,500 Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project, Special
Assessment Revenue Bonds, Series 2022, 5.375%, 9/15/52, 144A
9/32 at 100.00 N/R   2,403,725
Travis County Development Authority, Texas, Contract Assessment
Revenue Bonds, Turner's Crossing Public Improvement District Area1
Project, Series 2022:
870 5.375%, 9/01/42, 144A 9/32 at 100.00 N/R   872,427
1,500 5.500%, 9/01/52, 144A 9/32 at 100.00 N/R   1,497,705
3,071 Uhland, Hays and Caldwell Counties, Texas, Special Assessment
Revenue Bonds, Watermill Public Improvement District, Series 2022,
6.625%, 9/01/52, 144A
9/32 at 100.00 N/R   3,220,896
3,200 Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Brahman Ranch Public Improvement District, Series 2022, 6.500%,
9/15/52, 144A
9/32 at 100.00 N/R   3,239,296
4,000 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area
#2 Project, Series 2018, 5.000%, 9/01/47
9/27 at 100.00 N/R   3,847,800
6,755 Waller Independent School District, Waller and Harris Counties, Texas,
General Obligation Bonds, School Building Series 2023, 4.000%,
2/15/48 - BAM Insured, (UB) (5)
2/33 at 100.00 A1   6,594,231
Westlake, Texas, Special Assessment Revenue Bonds, Solana Public
Improvement District, Series 2015:
3,025 6.125%, 9/01/35 9/25 at 100.00 N/R   3,023,397
2,755 6.250%, 9/01/40 9/25 at 100.00 N/R   2,754,091
7,045 6.375%, 9/01/45 9/25 at 100.00 N/R   7,045,070
Total Texas 991,135,110
Utah - 0.7%
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A:
5,900 3.750%, 3/01/41, 144A 9/26 at 103.00 N/R   4,750,739

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
$ 9,630 4.000%, 3/01/51, 144A 9/26 at 103.00 N/R   $ 7,331,415
3,500 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A
9/26 at 103.00 N/R   2,890,720
10,870 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39,
(AMT), 144A
12/27 at 100.00 N/R   10,845,543
300 Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds,
Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23,
(AMT)
No Opt. Call N/R   299,931
10,000 Gateway at Sand Hollow, Public Infrastructure District 1, Utah, Limited
Tax General Obligation Bonds, Series 2021A, 5.500%, 3/01/51, 144A
12/26 at 103.00 N/R   7,708,500
3,275 Jepson Canyon Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2022A, 5.125%, 3/01/51
3/27 at 103.00 N/R   2,563,342
Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2020A:
3,875 5.250%, 2/01/40, 144A 9/25 at 103.00 N/R   3,389,501
11,000 5.500%, 2/01/50, 144A 9/25 at 103.00 N/R   9,348,790
1,955 Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Subordinate Lien Series 2020B, 7.875%,
8/15/50, 144A
9/25 at 103.00 N/R   1,673,773
2,600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R   1,965,574
600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 8/15/51, 144A
2/26 at 103.00 N/R   488,796
1,075 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.250%, 3/01/51, 144A
9/26 at 103.00 N/R   809,626
424 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 3/15/51, 144A
9/26 at 103.00 N/R   350,139
1,270 Sienna Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Sales Tax Revenue Bonds, Series 2023A,
6.750%, 7/01/35, 144A
7/28 at 103.00 N/R   1,279,728
4,000 University of Utah, General Revenue Bonds, Green Series 2022A,
4.000%, 8/01/51
8/31 at 100.00 AA+   3,919,720
1,320 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.250%, 6/15/51
6/28 at 103.00 N/R   952,776
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Leadership Learning Academy Project, Series 2019A:
1,705 5.000%, 6/15/39, 144A 6/27 at 102.00 N/R   1,615,198
1,670 5.000%, 6/15/50, 144A 6/27 at 102.00 N/R   1,474,493
830 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Mountain West Montessori Academy Project, Series 2020A, 5.000%,
6/15/49, 144A
12/29 at 100.00 N/R   758,031
5,050 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R   3,896,378
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Renaissance Academy Project, Refunding Series 2020:
950 5.000%, 6/15/40, 144A 6/28 at 102.00 Ba2   919,382
2,000 5.000%, 6/15/55, 144A 6/28 at 102.00 Ba2   1,822,340
8,380 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Series 2021A, 5.000%, 6/15/56, 144A
12/30 at 101.00 N/R   5,894,408

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
$ 100 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Taxable Series 2021B, 5.750%,
6/15/24, 144A
No Opt. Call N/R   $ 97,001
5,430 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 5.250%, 7/15/38, 144A
7/27 at 100.00 BB   5,352,242
3,180 Utah Charter School Finance Authority, Revenue Bonds, Wallace
Stegner Academy Project, Series 2019A, 5.000%, 6/15/49, 144A
6/27 at 100.00 N/R   2,817,480
11,315 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2016B, 4.000%, 5/15/47 , (WI/DD)
5/24 at 100.00 AA+   10,707,611
Utah State Board of Regents, Research Revenue Bonds, Utah State
University, Auxiliary System Series 2023:
15,820 4.000%, 4/01/53 4/33 at 100.00 AA   15,129,299
10,120 5.000%, 4/01/56, (UB) 4/33 at 100.00 AA   10,777,699
3,200 Utah State Board of Regents, Revenue Bonds, Dixie University, Series
2019, 3.000%, 6/01/49, (UB) (5)
6/29 at 100.00 AA   2,437,888
Total Utah 124,268,063
Virgin Islands - 0.7%
7,215 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
7/23 at 100.00 N/R   6,463,486
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C:
10,955 5.000%, 10/01/24, 144A No Opt. Call N/R   10,792,866
9,750 5.000%, 10/01/30, 144A 10/24 at 100.00 N/R   8,896,387
40,815 5.000%, 10/01/39, 144A 10/24 at 100.00 N/R   32,964,235
500 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Series 2012C, 5.000%, 10/01/42
7/23 at 100.00 N/R   391,895
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A:
3,265 5.000%, 10/01/24, 144A No Opt. Call N/R   3,216,906
1,200 5.000%, 10/01/29, 144A 10/24 at 100.00 N/R   1,111,452
21,695 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Senior Series 2021A, 6.750%,
7/01/26, 144A
No Opt. Call N/R   20,737,600
21,900 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Taxable Series 2022A, 7.750%,
7/01/24
No Opt. Call N/R   21,513,246
1,515 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Taxable Series 2022B, 10.000%,
7/01/24
No Opt. Call N/R   1,503,804
20 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Refunding Series 2007A, 5.000%, 7/01/25
7/23 at 100.00 CC   19,272
975 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Series 2007B, 5.000%, 7/01/31
7/23 at 100.00 CC   913,702
6,885 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52, 144A
10/29 at 104.00 N/R   6,624,609
13,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT), 144A
10/29 at 104.00 N/R   12,619,750
Total Virgin Islands 127,769,210
Virginia - 1.9%
10,000 Atlantic Park Community Development Authority, Virginia, Revenue
Bonds, Series 2023, 6.250%, 8/01/45, 144A
8/32 at 100.00 N/R   9,562,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 24,250 Bristol Industrial Development Agency, Virginia, Revenue Bonds, The
Falls-Bristol Project, Series 2014B, 3.493%, 11/01/44, 144A (4)
11/24 at 100.00 N/R   $ 13,829,775
Celebrate Virginia North Community Development Authority, Special
Assessment Revenue Bonds, Series 2003B:
2,133 4.125%, 3/01/22 (4) No Opt. Call N/R   1,386,450
4,960 4.356%, 3/01/25 (4) 7/23 at 100.00 N/R   3,224,000
8,419 4.455%, 3/01/34 (4) 7/23 at 100.00 N/R   5,472,350
Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015:
1,095 5.150%, 3/01/35, 144A 3/25 at 100.00 N/R   1,095,602
1,860 5.400%, 3/01/45, 144A 3/25 at 100.00 N/R   1,861,005
8,500 Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022,
4.500%, 3/01/55, 144A
3/27 at 103.00 N/R   6,819,295
27,150 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB) (5)
5/28 at 100.00 Aa2   25,883,724
4,645 Farms of New Kent Community Development Authority, Virginia,
Special Assessment Bonds, Refunding Capital Appreciation Series
2021B, 0.000%, 3/01/36, 144A
No Opt. Call N/R   1,951,736
16,070 Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2020A, 4.000%, 7/01/60, (UB) (5)
7/30 at 100.00 AA   15,461,590
10,320 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2022A, 4.000%, 7/01/52, (UB) (5)
7/32 at 100.00 AA   10,034,239
Industrial Development Authority of the City of Alexandria, Virginia,
Tourism Development Financing Program Revenue Bonds (699 Prince
Street Hotel Project), Senior Series 2022A-1 (Tax-Exempt) and Senior
Series 2022B-1:
2,215 7.750%, 9/01/44, 144A 9/32 at 110.31 N/R   2,479,249
5,555 12.000%, 9/01/52, 144A 9/32 at 100.00 N/R   5,288,860
10,000 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series
2017A, 5.000%, 7/01/46, 144A
7/27 at 100.00 N/R   10,072,100
5,505 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R   5,232,172
7,695 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding Series
2021, 4.000%, 1/01/55, (UB) , (WI/DD)
1/32 at 100.00 Baa1   6,919,190
45,695 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series
2018B, 4.000%, 11/01/48, (UB) (5)
11/28 at 100.00 AA   43,609,480
1,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A,
4.375%, 1/01/39
1/24 at 104.00 N/R   813,050
Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge
Project, Refunding Series 2014:
5,000 5.000%, 1/01/46 1/25 at 100.00 N/R   4,089,350
5,250 5.375%, 1/01/46 1/25 at 100.00 N/R   4,551,330
3,225 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series
2017, 5.550%, 1/01/37, 144A
1/27 at 100.00 N/R   2,893,664

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 14,260 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%,
7/01/51, (UB) (5)
7/30 at 100.00 AA-   $ 13,542,579
2,400 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Green Series 2015B, 5.000%,
7/01/45, 144A
7/25 at 100.00 Ba3   2,265,480
4,685 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Refunding Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 Ba3   4,422,406
4,675 Virginia Housing Development Authority, Rental Housing Bonds, Series
2023B, 4.875%, 3/01/61, (UB) (5)
3/32 at 100.00 AA+   4,735,682
Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student Housing
Project, Series 2019A:
13,645 5.500%, 7/01/49, 144A 7/34 at 100.00 N/R   12,397,984
19,855 5.500%, 7/01/54, 144A 7/34 at 100.00 N/R   17,776,380
10,819 Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student Housing
Project, Series 2019B, 6.525%, 7/01/52, 144A , (cash 7.500%, PIK
7.500%)
No Opt. Call N/R   10,108,853
9,005 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%,
12/01/49, (UB) (5)
6/30 at 100.00 A+   8,530,977
8,005 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41,
144A
4/28 at 112.76 N/R   8,100,019
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
1,965 5.000%, 12/31/49, (AMT) 6/27 at 100.00 Baa3   1,984,748
6,000 5.000%, 12/31/52, (AMT) 6/27 at 100.00 Baa3   6,053,820
25,935 5.000%, 12/31/56, (AMT) 6/27 at 100.00 Baa3   26,120,435
1,655 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48,
(AMT), (Mandatory Put 7/01/38), 144A
7/23 at 100.00 B   1,529,832
9,335 Virginia Small Business Financing Authority, Sports and Entertainment
Facilities Revenue Bonds, P3 VB Holdings LLC, Senior Series 2023A,
8.500%, 12/01/52, 144A
6/33 at 105.00 N/R   8,937,142
1,000 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 N/R   1,035,520
2,200 West Falls Community Development Authority, Arlington County,
Virginia, Revenue Bonds, Series 2022A, 5.375%, 9/01/52, 144A
9/32 at 100.00 N/R   2,210,076
Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg Properties
LLC - William and Mary Project Series 2023A:
4,500 4.125%, 7/01/58 - AGM Insured, (UB) , (WI/DD) 7/33 at 100.00 AA   4,358,205
17,265 4.375%, 7/01/63 - AGM Insured, (UB) , (WI/DD) 7/33 at 100.00 AA   17,055,576
Total Virginia 333,695,925
Washington - 0.7%
King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A:
1,500 6.000%, 12/01/35 12/25 at 100.00 N/R   1,538,880
5,500 6.250%, 12/01/45 12/25 at 100.00 N/R   5,632,165

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Kitsap County Consolidated Housing Authority, Washington, Pooled Tax
Credit Housing Revenue Bonds, Series 2007:
$ 585 5.500%, 6/01/27, (AMT) 7/23 at 100.00 N/R   $ 583,496
3,660 5.600%, 6/01/37, (AMT) 7/23 at 100.00 N/R   3,441,242
125 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call BBB+   138,072
21,950 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 4.000%, 5/01/43, (AMT), (UB) (5)
5/27 at 100.00 A1   20,912,424
3,000 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Private Activity Series 2022B, 5.000%, 8/01/47, (AMT)
8/32 at 100.00 A1   3,148,440
3,975 Tacoma Consolidated Local Improvement District 65, Washington,
Special Assessment Bonds, Series 2013, 5.750%, 4/01/43
7/23 at 100.00 N/R   3,851,656
74,685 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (4),(8)
1/28 at 100.00 N/R   747
11,455 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A (4),(8)
1/28 at 100.00 N/R   115
Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A:
34,710 7.500%, 1/01/32, (AMT), 144A (4),(8) 1/28 at 100.00 N/R   347
8,095 7.650%, 1/01/32, (AMT), 144A (4),(8) 1/28 at 100.00 N/R   81
24,710 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (4),(8)
No Opt. Call N/R   247
6,400 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (4),(8)
No Opt. Call N/R   64
4,800 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 4.125%, 8/15/43, (UB) (5)
8/25 at 100.00 A+   4,514,592
11,000 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2017B, 4.000%, 8/15/41, (UB) (5)
2/28 at 100.00 A+   10,317,780
Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Tender Option Bond Trust 2023-XG0481:
2,125 6.079%, 8/15/45, 144A, (IF) (5) 8/25 at 100.00 AA-   2,122,471
Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D:
13,000 5.000%, 10/01/38, (UB) (5) 10/24 at 100.00 A   13,014,950
Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-XF0132:
1,616 22.037%, 10/01/41, 144A, (IF) (5) 10/24 at 100.00 AA-   1,623,224
24 22.037%, 10/01/41, (Pre-refunded 10/01/24), 144A, (IF) (5) 10/24 at 100.00 N/R  (7) 24,107
Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-XF0148:
495 6.038%, 10/01/44, (Pre-refunded 10/01/24), 144A, (IF) (5) 10/24 at 100.00 AA-  (7) 492,594
3,080 17.904%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 N/R   3,068,019
2,060 17.922%, 10/01/44, (Pre-refunded 10/01/24), 144A, (IF) (5) 10/24 at 100.00 N/R  (7) 2,051,987
Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-XF0150:
630 6.031%, 10/01/42, 144A, (IF) (5) 9/23 at 100.00 AA-   629,943
1,510 6.035%, 10/01/42, 144A, (IF) (5) 9/23 at 100.00 AA-   1,509,864
13,000 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2017A, 5.000%, 10/01/47, (UB) (5)
10/27 at 100.00 Aa2   13,412,360

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Series 2018:
$ 11,170 4.000%, 7/01/58, (UB) (5) 7/28 at 100.00 BB+   $ 9,429,937
1,575 4.000%, 7/01/58, (UB) (5) 7/28 at 100.00 BBB-   1,338,892
10,000 5.000%, 7/01/58 7/28 at 100.00 BBB-   10,043,700
12,673 Washington State Housing Finance Commission, Multifamily Revenue
Bonds, Greentree Village Homes Project, Series 2008, 5.264%,
2/01/26, 144A
No Opt. Call N/R   12,373,477
1,705 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%,
7/01/45, (Pre-refunded 7/01/25), 144A
7/25 at 100.00 N/R  (7) 1,810,199
1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Proejct, Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 BB   901,700
2,660 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
7/23 at 100.00 BBB-   2,320,850
Total Washington 130,248,622
West Virginia - 0.3%
6,791 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers,
Commercial Development Revenue Bonds, Scattered Site Housing
Projects, Series 2010, 5.750%, 12/01/44
12/23 at 100.00 N/R   6,587,406
Glenville State College, West Virginia, Revenue Bonds, Refunding &
Improvement Series 2017:
2,500 5.000%, 6/01/37 6/27 at 100.00 N/R   2,319,750
5,500 5.250%, 6/01/47 6/27 at 100.00 N/R   4,877,675
Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A:
4,745 5.500%, 6/01/37, 144A 6/27 at 100.00 N/R   4,847,587
8,140 5.750%, 6/01/43, 144A 6/27 at 100.00 N/R   8,327,545
1,750 South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series
2022A, 4.500%, 6/01/50, 144A
6/31 at 100.00 N/R   1,354,990
3,890 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R   3,145,454
6,075 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Series 2018A,
4.000%, 6/01/51, (UB) (5)
6/28 at 100.00 A   5,584,687
10,425 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A, 4.250%,
6/01/47 , (WI/DD)
6/33 at 100.00 A   10,209,932
Total West Virginia 47,255,026
Wisconsin - 6.2%
26,485 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R   22,163,707
15,700 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%,
6/01/32
12/27 at 100.00 N/R   14,006,912

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A:
$ 510 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R   $ 432,990
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R   784,370
900 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R   687,096
1,600 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
American Preparatory Academy, Las Vegas 2 Project, Series 2019A,
5.000%, 7/15/54, 144A
7/27 at 100.00 BB   1,383,904
6,760 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
American Preparatory Academy, Las Vegas Project, Series 2017,
5.375%, 7/15/52, 144A
7/27 at 100.00 BB   6,234,410
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Ascend Leadership Academy Project, Series 2021A:
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R   788,550
1,000 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R   770,860
6,860 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47, 144A
6/27 at 100.00 N/R   6,034,125
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2022A:
1,000 5.875%, 6/01/52, 144A 6/30 at 100.00 N/R   974,840
1,510 6.000%, 6/01/62, 144A 6/30 at 100.00 N/R   1,480,917
5,195 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%,
2/01/46, 144A
2/26 at 100.00 N/R   4,799,453
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A:
1,660 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R   1,506,915
6,540 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R   5,467,440
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A:
1,000 5.000%, 6/15/37, 144A 6/24 at 100.00 N/R   925,980
1,630 5.125%, 6/15/47, 144A 6/24 at 100.00 N/R   1,410,993
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A:
1,090 5.125%, 5/01/36, 144A 5/26 at 100.00 N/R   1,045,877
3,445 5.250%, 5/01/46, 144A 5/26 at 100.00 N/R   3,102,084
3,030 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A,
6.000%, 7/15/42
7/23 at 100.00 BB+   3,031,242
1,550 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/55,
144A
7/28 at 100.00 BB-   1,315,175
2,255 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/42,
144A
1/28 at 100.00 N/R   2,030,718
3,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Guilford Preparatory Academy, North Carolina, Taxable Series 2022A,
5.000%, 4/01/57, 144A
4/31 at 100.00 N/R   2,496,720
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Mallard Creek STEM Academy, North Carolina, Series 2019:
3,780 5.125%, 6/15/39, 144A 6/26 at 100.00 N/R   3,638,401
6,280 5.250%, 6/15/49, 144A 6/26 at 100.00 N/R   5,899,307
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A:
13,455 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R   11,630,637

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 40,610 5.000%, 6/15/46, 144A 6/26 at 100.00 N/R   $ 30,944,820
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A:
3,320 5.625%, 6/15/37, 144A 6/24 at 100.00 N/R   3,044,672
17,350 5.875%, 6/15/47, 144A 6/24 at 100.00 N/R   15,540,048
3,010 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45,
144A
3/25 at 100.00 BBB-   3,030,950
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Point College Preparatory, Series 2020A:
1,400 5.000%, 6/15/41, 144A 6/27 at 103.00 N/R   1,200,584
3,790 5.000%, 6/15/55, 144A 6/27 at 103.00 N/R   2,994,820
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A:
1,000 5.375%, 7/01/35, 144A 7/25 at 100.00 N/R   1,003,820
1,590 5.625%, 7/01/45, 144A 7/25 at 100.00 N/R   1,598,713
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A:
2,875 5.500%, 6/15/37, 144A 6/27 at 100.00 N/R   2,880,923
6,225 5.625%, 6/15/47, 144A 6/27 at 100.00 N/R   6,132,185
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2022A:
4,105 5.000%, 6/15/57, 144A 6/32 at 100.00 Ba2   3,539,003
6,795 5.000%, 6/15/62, 144A 6/32 at 100.00 Ba2   5,775,478
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1:
393 0.000%, 1/01/47, 144A (4) No Opt. Call N/R   8,694
343 0.000%, 1/01/48, 144A (4) No Opt. Call N/R   7,222
338 0.000%, 1/01/49, 144A (4) No Opt. Call N/R   6,725
327 0.000%, 1/01/50, 144A (4) No Opt. Call N/R   6,055
322 0.000%, 1/01/51, 144A (4) No Opt. Call N/R   5,657
418 0.000%, 1/01/52, 144A (4) No Opt. Call N/R   6,853
412 0.000%, 1/01/53, 144A (4) No Opt. Call N/R   6,425
398 0.000%, 1/01/54, 144A (4) No Opt. Call N/R   5,860
390 0.000%, 1/01/55, 144A (4) No Opt. Call N/R   5,438
382 0.000%, 1/01/56, 144A (4) No Opt. Call N/R   5,079
20,784 5.500%, 7/01/56, 144A (4) 3/28 at 100.00 N/R   11,574,179
423 0.000%, 1/01/57, 144A (4) No Opt. Call N/R   5,310
412 0.000%, 1/01/58, 144A (4) No Opt. Call N/R   4,904
401 0.000%, 1/01/59, 144A (4) No Opt. Call N/R   4,548
393 0.000%, 1/01/60, 144A (4) No Opt. Call N/R   4,188
387 0.000%, 1/01/61, 144A (4) No Opt. Call N/R   3,901
376 0.000%, 1/01/62, 144A (4) No Opt. Call N/R   3,591
368 0.000%, 1/01/63, 144A (4) No Opt. Call N/R   3,339
360 0.000%, 1/01/64, 144A (4) No Opt. Call N/R   3,117
354 0.000%, 1/01/65, 144A (4) No Opt. Call N/R   2,885
382 0.000%, 1/01/66, 144A (4) No Opt. Call N/R   2,883
4,599 0.000%, 1/01/67, 144A (4) No Opt. Call N/R   31,457
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier
Series 2018B:
177 0.000%, 1/01/46, 144A (4) No Opt. Call N/R   4,203
174 0.000%, 1/01/47, 144A (4) No Opt. Call N/R   3,853
173 0.000%, 1/01/48, 144A (4) No Opt. Call N/R   3,636
172 0.000%, 1/01/49, 144A (4) No Opt. Call N/R   3,415
169 0.000%, 1/01/50, 144A (4) No Opt. Call N/R   3,133

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 185 0.000%, 1/01/51, 144A (4) No Opt. Call N/R   $ 3,261
4,770 1.000%, 7/01/51, 144A (4) 3/28 at 100.00 N/R   2,745,970
184 0.000%, 1/01/52, 144A (4) No Opt. Call N/R   3,021
182 0.000%, 1/01/53, 144A (4) No Opt. Call N/R   2,831
180 0.000%, 1/01/54, 144A (4) No Opt. Call N/R   2,653
178 0.000%, 1/01/55, 144A (4) No Opt. Call N/R   2,479
175 0.000%, 1/01/56, 144A (4) No Opt. Call N/R   2,332
174 0.000%, 1/01/57, 144A (4) No Opt. Call N/R   2,185
172 0.000%, 1/01/58, 144A (4) No Opt. Call N/R   2,042
170 0.000%, 1/01/59, 144A (4) No Opt. Call N/R   1,932
169 0.000%, 1/01/60, 144A (4) No Opt. Call N/R   1,803
167 0.000%, 1/01/61, 144A (4) No Opt. Call N/R   1,678
165 0.000%, 1/01/62, 144A (4) No Opt. Call N/R   1,578
163 0.000%, 1/01/63, 144A (4) No Opt. Call N/R   1,478
162 0.000%, 1/01/64, 144A (4) No Opt. Call N/R   1,400
161 0.000%, 1/01/65, 144A (4) No Opt. Call N/R   1,306
158 0.000%, 1/01/66, 144A (4) No Opt. Call N/R   1,193
2,057 0.000%, 1/01/67, 144A (4) No Opt. Call N/R   14,070
25,000 Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47, 144A
3/27 at 100.00 N/R   25,945,250
Public Finance Authority of Wisconsin, Education Revenue Bonds,
Carolina International School, Series 2018A:
1,030 5.250%, 8/01/38, 144A 8/28 at 100.00 BB+   1,022,543
1,240 5.500%, 8/01/48, 144A 8/28 at 100.00 BB+   1,226,633
Public Finance Authority of Wisconsin, Education Revenue Bonds, Casa
Esperanza Montessori, Series 2021A:
5,280 4.375%, 6/01/46, 144A 6/31 at 100.00 N/R   3,796,584
9,815 4.500%, 6/01/56, 144A 6/31 at 100.00 N/R   6,738,488
6,875 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Corvian Community School, North Carolina Series 2023A, 6.250%,
6/15/53, 144A
6/33 at 100.00 N/R   6,783,013
Public Finance Authority of Wisconsin, Education Revenue Bonds, North
Carolina Leadership Academy, Series 2019A:
540 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R   480,411
455 5.000%, 6/15/54, 144A 6/26 at 100.00 N/R   397,638
Public Finance Authority of Wisconsin, Education Revenue Bonds,
Pioneer Springs Community School, Series 2020A:
1,030 6.250%, 6/15/40, 144A 6/27 at 100.00 N/R   982,414
5,350 6.500%, 6/15/50, 144A 6/27 at 100.00 N/R   5,052,059
1,705 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Pioneer Springs Community School, Taxable Series 2020B, 7.500%,
6/15/30, 144A
6/25 at 100.00 N/R   1,650,576
Public Finance Authority of Wisconsin, Education Revenue Bonds,
Shining Rock Classical Academy, Series 2022A:
1,000 6.000%, 6/15/52 6/29 at 101.00 N/R   931,420
1,100 6.125%, 6/15/57 6/29 at 101.00 N/R   1,026,707
1,945 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.500%, 6/01/49, 144A
6/27 at 102.00 N/R   1,742,856
1,300 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R   1,060,384
4,385 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 N/R   3,520,760
Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2016A:
1,000 5.000%, 8/01/36, 144A 8/26 at 100.00 N/R   904,340

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 3,000 5.125%, 8/01/46, 144A 8/26 at 100.00 N/R   $ 2,554,680
2,875 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 N/R   2,268,806
9,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022, 5.125%,
4/01/52
4/32 at 100.00 BBB   8,581,680
1,900 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45
2/25 at 100.00 N/R   1,859,435
5,300 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 3.000%,
1/01/50
1/30 at 100.00 A3   3,724,257
1,725 Public Finance Authority of Wisconsin, Healthcare Facility Expansion
Revenue Bonds, Church Homes of Hartford Inc Project, Refunding
Series 2015A, 5.000%, 9/01/38, 144A
9/24 at 100.00 BB   1,515,602
16,335 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Subordinate Lien Series
2022B, 6.000%, 2/01/62, 144A
2/32 at 100.00 N/R   16,618,576
Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A:
8,500 3.125%, 8/01/27, 144A (4) No Opt. Call N/R   6,491,875
28,545 6.750%, 8/01/31, 144A (4) No Opt. Call N/R   19,981,500
Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
58,580 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R   52,680,408
58,500 6.750%, 12/01/42, 144A 12/27 at 100.00 N/R   52,996,905
310,900 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R   283,239,227
6,710 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 N/R   7,307,458
7,245 Public Finance Authority of Wisconsin, Retirement Facility Revenue
Bonds, Shalom Park Development Project, Series 2019, 0.000%,
12/31/24, 144A
No Opt. Call N/R   434,700
16,910 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 N/R   10,146,000
3,015 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29, 144A
9/28 at 100.00 N/R   1,809,000
Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A:
3,100 6.250%, 10/01/31, 144A (4) 10/27 at 100.00 N/R   1,860,000
10,000 6.850%, 10/01/47, 144A (4) 10/27 at 100.00 N/R   6,000,000
4,700 7.000%, 10/01/47, 144A (4) 10/27 at 100.00 N/R   2,820,000
2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A (4)
10/27 at 100.00 N/R   800,000
5,000 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth
Medical Center Project, Series 2021A, 3.000%, 7/01/50 - BAM Insured
1/32 at 100.00 AA   3,672,500
3,000 Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach
Radiation Therapy Center, Subordinate Series 2017B, 8.500%,
11/01/46, 144A (4)
11/26 at 100.00 N/R   1,200,000
Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A:
1,220 5.200%, 12/01/37 12/27 at 100.00 BBB   1,243,753
2,725 5.350%, 12/01/45 12/27 at 100.00 BBB   2,728,897

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A:
$ 18,790 6.950%, 7/01/38, 144A 7/28 at 100.00 N/R   $ 15,231,362
60,680 7.000%, 7/01/48, 144A 7/28 at 100.00 N/R   49,127,135
4,410 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.875%, 4/01/45
4/25 at 100.00 BB   4,462,082
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A:
3,770 5.000%, 6/01/37 6/28 at 103.00 N/R   3,508,437
31,865 5.000%, 6/01/52 6/28 at 103.00 N/R   26,056,648
9,500 Public Finance Authority of Wisconsin, Revenue Bonds, Senior Revenue
Bonds, Proton International Arkansas, LLC, Series 2021A, 6.850%,
1/01/51, 144A
1/32 at 100.00 N/R   7,122,245
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour
LLC Obligated Group Aviation Facilities Project, Series 2021:
2,405 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R   1,863,634
17,290 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R   12,341,948
5,250 Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A, 4.250%, 12/01/51, 144A
12/31 at 100.00 N/R   4,141,568
4,180 Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue
and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%,
7/01/42
7/23 at 100.00 BBB+   4,180,000
Public Finance Authority of Wisconsin, Senior Living Facility Revenue
Bonds, Mary's Woods at Marylhurst Inc., Series 2017A:
1,015 5.250%, 5/15/42, 144A 5/25 at 102.00 BB   929,649
1,335 5.250%, 5/15/47, 144A 5/25 at 102.00 BB   1,182,516
2,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Fargo-
Moorhead Metropolitan Area Flood Risk Management P3 Project,
Green Series 2021, 4.000%, 3/31/56, (AMT)
9/31 at 100.00 Baa3   1,597,800
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1:
5,605 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R   3,447,075
22,230 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R   13,671,450
90,145 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R   55,439,175
4,865 Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 8/31/23 (4),(8)
No Opt. Call N/R   741,913
500 Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Wilson Preparatory Academy, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R   479,295
495 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota
College of Osteopathic Medicine, Senior Series 2019A-1, 5.500%,
12/01/48, 144A (4)
12/28 at 100.00 N/R   153,297
5,000 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota
College of Osteopathic Medicine, Subordinate Series 2019B, 9.500%,
12/01/48, 144A (4)
12/24 at 103.00 N/R   50,000
76 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota
College of Osteopathic Medicine, Taxable Senior Series 2019A-2,
7.250%, 12/01/48, 144A (4)
12/28 at 100.00 N/R   23,584
6,500 Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate Medical
Academy, Taxable Series 2019B, 6.125%, 10/01/49, 144A
10/29 at 100.00 BB   5,714,995
21,625 Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber
Products Sustainable Packaging Project, Taxable Green Series 2019,
7.500%, 6/01/29, 144A
7/23 at 105.00 N/R   21,255,429
6,650 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 N/R   5,001,199

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 13,825 University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Series 2018A, 4.250%, 4/01/48, (UB) (5)
10/28 at 100.00 AA-   $ 13,498,868
10,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1,
4.000%, 11/15/43, (UB) , (WI/DD)
11/28 at 100.00 Aa2   9,687,300
2,130 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40,
144A
6/26 at 100.00 N/R   2,037,856
8,500 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Agnesian HealthCare, Inc., Series 2017, 4.000%,
7/01/47, (UB) (5)
7/27 at 100.00 A+   7,828,670
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, American Baptist Homes of the Midwest Obligated
Group, Refunding Series 2017:
1,850 5.000%, 8/01/37 8/24 at 103.00 N/R   1,500,590
1,900 5.000%, 8/01/39 8/24 at 103.00 N/R   1,497,941
10,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Children's Hospital of Wisconsin, Inc., Series 2017,
4.000%, 8/15/47, (UB)
8/27 at 100.00 Aa3   9,589,800
10,835 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A, 4.000%, 4/01/39
4/27 at 100.00 AA   10,640,295
9,990 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42,
(UB) (5)
2/26 at 100.00 BBB+   10,028,861
9,745 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016,
4.000%, 12/01/46, (UB) (5)
11/26 at 100.00 N/R   9,307,742
30,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2022,
4.000%, 12/01/51, (UB) (5)
12/31 at 100.00 AA-   28,136,400
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
1,650 5.500%, 5/01/34 5/24 at 100.00 N/R   1,620,168
2,635 5.750%, 5/01/39 5/24 at 100.00 N/R   2,540,351
10,115 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2018A, 4.300%, 11/01/53, (UB) (5)
11/27 at 100.00 Aa3   9,716,874
Total Wisconsin 1,107,400,888
Wyoming - 0.1%
10,245 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional
Medical Center Project, Refunding Series 2021, 3.000%, 5/01/42
5/31 at 100.00 A+   7,700,859
Total Wyoming 7,700,859
Total Municipal Bonds
(cost $22,291,988,361) 20,845,672,962
Shares Description (1) Value
X – COMMON STOCKS - 9 .3%
X 1,648,999,922
Chemicals - 0.0%
3,839 Ingevity Corporation (10),(11) $ 223,276
Total Chemicals 223,276

Shares Description (1) Value
Containers & Packaging - 0.0%
23,041 Westrock Co (12) $ 669,802
Total Containers & Packaging 669,802
Electric Utilities - 0.9%
832,852 Talen Energy Corp (11) 40,462,449
2,306,453 Talen Energy Supply LLC (11) 112,054,406
Total Electric Utilities 152,516,855
Independent Power and Renewable Electricity Producers - 8.4%
19,397,048 Energy Harbor Corp (11),(13) 1,495,589,989
Total Independent Power and Renewable Electricity Producers 1,495,589,989
Total Common Stocks
(cost $548,956,340) 1,648,999,922
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X – CORPORATE BONDS - 0 .3%
X 49,577,512
Commercial Services & Supplies - 0.0%
$ 1,635 College for Certain Inc, 144A 4.800% 6/01/60 N/R $ 1,265,495
Total Commercial Services & Supplies 1,265,495
Electric Utilities - 0.0%
6,085 FirstEnergy Corp (4) 6.050% 8/15/22 N/R 61
3,805 FirstEnergy Corp (4) 6.800% 8/15/39 N/R 38
Total Electric Utilities 99
Hotels, Restaurants & Leisure - 0.1%
20,600 Wild Rivers Water Park 8.500% 11/01/51 N/R 15,218,250
Total Hotels, Restaurants & Leisure 15,218,250
Machinery - 0.0%
8,963 Columbia Pulp I LLC (8) 16.000% 8/31/23 N/R 4,240,133
Total Machinery 4,240,133
Metals & Mining - 0.1%
8,000 Cleveland-Cliffs Inc 7.000% 3/15/27 BB- 7,760,000
362 United States Steel Corp (14) 6.875% 3/01/29 B1 358,063
Total Metals & Mining 8,118,063
Real Estate Management & Development - 0.1%
7,555 Benloch Ranch Improvement Association 1, Corporate
Bonds (8)
9.750% 12/01/39 N/R 7,260,969
3,409 Benloch Ranch Improvement Association No 1, 144A
(8)
9.750% 12/01/39 N/R 3,277,117
12,747 Fort Benning Family Communities LLC (1-Month LIBOR
reference rate + 0.320% spread), 144A (8),(15)
5.004% 1/15/41 A 10,197,386
Total Real Estate Management & Development 20,735,472
Total Corporate Bonds
(cost $59,795,793) 49,577,512

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Investments in Derivatives
Principal
Amount (000) Description (1)
Coupon
(16)
Reference
Rate (16) Spread (16) Maturity (17) Ratings (3) Value
X – VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% (16)
X 4,909,845
Hotels, Restaurants & Leisure - 0.0%
$ 360 Lombard Starwood Westin
Hotel Conference Center
and Hotel Project Revenue
Bonds , (cash 7.500%, PIK
7.500%)(8),(18)
7.500% N/A N/A 12/31/23 N/R $ 359,845
Total Hotels, Restaurants & Leisure 359,845
Trading Companies & Distributors - 0.0%
4,550 KDC Agribusiness Fairless
Hills LLC (8)
12.000% 0.000% 9/17/23 N/R 4,550,000
Total Trading Companies & Distributors 4,550,000
Total Variable Rate Senior Loan Interests
(cost $4,909,845) 4,909,845
Total Long-Term Investments
(cost $22,905,650,339) 22,549,160,241
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
X – MONEY MARKET FUNDS - 0 .0%
X 367,467
367,467 State Street Navigator Securities Lending Government
Money Market Portfolio (19)
5.110%(20) $ 367,467
Total Money Market Funds
(cost $367,467) $ 367,467
Total Investments Purchased with Collateral from Securities Lending
(cost $367,467) 367,467
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  4.4%
– REPURCHASE AGREEMENTS - 4 .4%
X 792,390,632
$ 45,911 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23,repurchase price
$45,916,448, collateralized by $53,510,400, U.S.
Treasury Note, 1.500%, due 11/30/28, value
$46,828,865
1.520% 7/03/23 $ 45,910,632
746,480 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23,repurchase price
$746,791,655, collateralized by $161,834,600,
U.S. Treasury Note, 4.000%, due 2/28/30, value
$163,715,159; $606,033,800, U.S. Treasury Note,
3.625%, due 3/31/30, value $597,694,496
5.010% 7/03/23 746,480,000
Total Repurchase Agreements
(cost $792,390,632) 792,390,632
Total Short-Term Investments
(cost $792,390,632) 792,390,632
Total Investments
(cost $ 23,698,408,438 ) - 131 .0% 23,341,918,340
Floating Rate Obligations - (31.7)% (5,651,290,000)
Other Assets & Liabilities, Net -  0.7%(21) 127,626,598
Net Assets - 100% $ 17,818,254,938

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Credit Default Swaps - OTC Uncleared
Counterparty
Referenced
Entity
Buy/Sell
Protection
(22)
Current
Credit
Spread (23)
Notional
Amount
Fixed
Rate
(Annualized)
Fixed Rate
Payment
Frequency
Maturity
Date Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 1 .29% $ 5,000,000 1 .000 % Quarterly 6/20/24 $ 31,805 $ (69,816) $ 101,621
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 1 .40 5,000,000 1 .000 Quarterly 12/20/24 34,305 (88,375) 122,680
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 1 .61 5,000,000 1 .000 Quarterly 12/20/25 25,556 (103,012) 128,568
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 1 .90 10,000,000 1 .000 Quarterly 12/20/27 (77,889) (532,277) 454,388
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 1 .16 60,000,000 1 .000 Quarterly 6/20/28 (755,933) (3,679,840) 2,923,907
Citigroup Global
Markets Inc.(8)
State of Illinois Sell 1 .59 25,000,000 1 .000 Quarterly 12/20/25 294,028 (164,448) 458,476
Total
$ 110,000,000 $ (448,128)
$(4,637,768) $ 4,189,640
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 20,809,739,641 $ 25,723,389 $ 20,845,672,962
Common Stocks 893,078 1,648,106,844 – 1,648,999,922
Corporate Bonds – 24,601,907 24,975,605 49,577,512
Variable Rate Senior Loan Interests – – 4,909,845 4,909,845
Investments Purchased with Collateral from
Securities Lending 367,467 – – 367,467
Short-Term Investments:
Repurchase Agreements – 792,390,632 – 792,390,632
Investments in Derivatives:
Credit Default Swaps* – – 4,189,640 4,189,640
Total
$ 1,260,545 $ 23,274,839,024 $ 59,798,479 $ 23,346,107,980
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Principal Amount (000) rounds to less than $1,000.
(10) Common Stock received as part of spin-off from WestRock Company.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Common Stock received as part of the bankruptcy settlement for Hodge, Lousiana, Combined Utility System Revenue Bonds, Smurfit-Stone
Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.
(13) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A,
2.700%, 4/01/35; FirstEnergy Solutions Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development
Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19; Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2008B, 3.625%, 10/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic
Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%,
12/01/40; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor, Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of
ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(14) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $354,107.
(15) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(16) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(17) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(18) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(19) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(20) The rate shown is the one-day yield as of the end of the reporting period.

(21) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(22) The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(23) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Short Duration High Yield Municipal
Bond Fund
Portfolio of Investments June 30, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 104.1%
X – MUNICIPAL BONDS - 95.8%
X 4,762,758,522
Alabama - 3.9%
$ 2,445 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%,
9/01/27, 144A
9/25 at 100.00 N/R   $ 2,450,721
Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A:
23,140 3.660%, 12/01/48, (Mandatory Put 12/01/23) (1-Month LIBOR*0.67%
reference rate + 0.900% spread), (UB) (4),(5)
9/23 at 100.00 A2   23,124,265
9,440 4.000%, 12/01/48, (Mandatory Put 12/01/23) 9/23 at 100.31 A2   9,437,262
50,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 7 Series 2022C-2, 5.031%, 2/01/53, (Mandatory Put 6/01/29)
(SOFR*0.67% reference rate + 2.150% spread), (UB) (4),(5)
3/29 at 100.00 A1   50,507,000
6,500 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023A, 5.250%, 1/01/54, (Mandatory Put 10/01/30)
7/30 at 100.25 A2   6,863,610
1,645 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory
Put 11/01/30)
No Opt. Call B1   1,820,341
3,125 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B1   3,198,563
5,000 Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien
Series 2013C, 6.900%, 10/01/50 - AGM Insured
10/23 at 105.00 BB+   5,188,450
7,500 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.500%, 10/01/53
10/23 at 105.00 BB   7,907,175
MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022:
300 3.875%, 11/01/27 No Opt. Call N/R   277,866
600 4.250%, 11/01/32 No Opt. Call N/R   530,928
1,250 4.500%, 11/01/42 11/32 at 100.00 N/R   1,032,287
1,950 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%,
4/15/27
4/25 at 100.00 N/R   1,933,990
Montgomery Medical Clinic Board, Alabama, Health Care Facility
Revenue Bonds, Jackson Hospital & Clinic, Series 2015:
5,955 5.000%, 3/01/33 3/26 at 100.00 Ba3   5,838,461
3,500 5.000%, 3/01/36 3/26 at 100.00 Ba3   3,312,785
50,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Series 2022A-1, 2022A-2, 4.966%, 1/01/53,
(Mandatory Put 12/01/29) (SOFR*0.67% reference rate + 2.420%
spread), (UB) (4),(5)
9/29 at 100.00 N/R   51,465,000
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A:
7,167 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R   6,704,200
13,500 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R   12,214,800
Total Alabama 193,807,704

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alaska - 0.0%
$ 260 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1,
4.000%, 6/01/41
6/31 at 100.00 A-   $ 244,702
Total Alaska 244,702
Arizona - 3.3%
11,625 Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Series 2007B, 4.517%, 1/01/37 (3-Month
LIBOR*0.67% reference rate + 0.810% spread) (4),(5)
7/23 at 100.00 AA-   10,906,691
25,000 Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Series 2007B, 4.517%, 1/01/37 (3-Month
LIBOR*0.67% reference rate + 0.810% spread), (UB) (5)
7/23 at 100.00 AA-   23,455,250
Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Tender Option Bond Trust Series 2023-XF3088:
1,500 3.289%, 1/01/37, 144A, (IF) (4) 9/23 at 100.00 AA-   1,191,090
3,000 3.429%, 1/01/37, 144A, (IF) (4) 9/23 at 100.00 AA-   2,382,180
1,500 3.429%, 1/01/37, 144A, (IF) (4) 9/23 at 100.00 AA-   1,191,090
3,000 3.429%, 1/01/37, 144A, (IF) (4) 9/23 at 100.00 AA-   2,382,180
500 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 BB   492,090
530 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye
Canyon Campus Projects, Series 2021A, 3.000%, 12/15/31, 144A
12/29 at 100.00 BB   456,701
735 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call BB+   707,827
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018B:
240 4.500%, 7/01/24, 144A No Opt. Call BB+   238,375
1,000 5.000%, 7/01/29, 144A 1/27 at 100.00 BB+   1,010,820
130 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2022, 5.000%,
7/01/32, 144A
No Opt. Call BB+   131,897
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence - Parker Colorado Campus
Project, Series 2019A:
765 4.500%, 7/01/29, 144A 7/24 at 101.00 N/R   731,286
2,635 5.000%, 7/01/39, 144A 7/24 at 101.00 N/R   2,440,511
2,000 5.000%, 7/01/49, 144A 7/24 at 101.00 N/R   1,755,000
355 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 4.750%, 12/15/28, 144A
12/26 at 100.00 BB   353,395
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A:
1,180 5.000%, 7/15/28, 144A 7/26 at 100.00 BB+   1,186,148
680 5.750%, 7/15/38, 144A 7/26 at 100.00 BB+   689,765
1,545 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 5.500%, 9/15/28, 144A
9/23 at 105.00 BB+   1,594,795
410 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/30, 144A
7/28 at 100.00 BB+   388,979

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 30,885 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Senior Series
2022A-1, 4.000%, 12/01/41, 144A
12/31 at 100.00 BB   $ 25,707,747
2,130 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 5.850%, 6/01/29,
144A
6/28 at 100.00 N/R   2,200,354
1,510 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28
7/25 at 101.00 N/R   1,337,286
750 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project,
Refunding Series 2020, 4.750%, 7/01/30, 144A
7/28 at 100.00 N/R   681,915
115 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2014, 5.000%, 7/15/24, 144A
No Opt. Call N/R   115,603
440 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A
No Opt. Call N/R   433,721
146 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014,
4.375%, 7/01/25, 144A
7/24 at 100.00 N/R   144,810
250 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/31, 144A
7/29 at 100.00 BB   239,802
1,590 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Benjamin Franklin Charter School Projects, Series
2018A, 4.800%, 7/01/28, 144A
No Opt. Call Ba1   1,589,285
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A:
650 3.000%, 7/01/31, 144A No Opt. Call BB+   571,525
385 4.000%, 7/01/41, 144A 7/31 at 100.00 BB+   317,637
Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects, Series
2020:
240 5.000%, 10/01/26, 144A No Opt. Call N/R   240,226
425 5.125%, 10/01/30, 144A 10/27 at 103.00 N/R   428,672
90 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Candeo Schools, Inc. Project, Series 2013, 6.000%,
7/01/23, (ETM)
No Opt. Call N/R  (6) 90,000
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
280 5.750%, 7/01/24, 144A No Opt. Call Ba2   281,000
3,430 6.500%, 7/01/34, 144A 7/24 at 100.00 Ba2   3,497,914
1,360 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015,
5.000%, 7/01/45, 144A
7/25 at 100.00 Ba2   1,265,643
1,085 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 Ba2   915,848
1,175 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015, 5.000%,
7/01/45
7/25 at 100.00 BBB-   1,130,750
3,735 Phoenix Industrial Development Authority, Arizona, Lease Revenue
Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.000%,
2/01/24
No Opt. Call B+   3,726,820

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 90 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%,
5/01/24
No Opt. Call N/R   $ 91,041
Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project, Series
2019:
535 5.000%, 6/15/34, 144A 6/25 at 100.00 N/R   537,043
660 5.000%, 6/15/39, 144A 6/25 at 100.00 N/R   640,220
6,995 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Refunding
Series 2020, 5.000%, 7/01/30, 144A
7/26 at 103.00 N/R   7,027,597
865 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016,
4.375%, 7/01/26
No Opt. Call BB-   848,825
Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019:
685 5.125%, 7/01/30, 144A 7/26 at 103.00 N/R   689,706
1,870 5.500%, 7/01/40, 144A 7/26 at 103.00 N/R   1,851,562
Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Imagine East Mesa Charter Schools Project,
Series 2019:
60 3.250%, 7/01/24, 144A No Opt. Call N/R   59,270
370 5.000%, 7/01/29, 144A 7/26 at 100.00 N/R   371,624
425 5.000%, 7/01/34, 144A 7/26 at 100.00 N/R   422,867
575 5.000%, 7/01/39, 144A 7/26 at 100.00 N/R   551,166
165 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, LEAD Charter School Project, Series 2014,
6.250%, 3/01/24
No Opt. Call N/R   165,518
1,500 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Leading Edge Academy Maricopa Charter
School Project, Series 2013, 7.750%, 12/01/43
12/25 at 100.00 N/R   1,519,890
375 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2014A, 7.500%, 2/01/25
2/24 at 100.00 N/R   381,308
995 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.125%, 2/01/28, 144A
No Opt. Call N/R   1,037,875
680 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020, 5.000%, 6/15/35, 144A
6/28 at 100.00 N/R   657,417
2,695 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020-1, 5.000%, 6/15/35, 144A
6/28 at 100.00 N/R   2,605,499
340 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, The Paideia Academies Project, 2019,
4.125%, 7/01/29
7/25 at 100.00 N/R   319,226
Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Charter Schools Refunding Project, Series
2016R:
2,685 4.000%, 7/01/26 No Opt. Call Baa3   2,635,999
5,345 5.000%, 7/01/31 7/26 at 100.00 Baa3   5,421,594
545 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
4.000%, 12/15/24, 144A
No Opt. Call BB   538,972

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 100 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/37
No Opt. Call BBB+   $ 104,666
500 Show Low Bluff Community Facilities District, Show Low, Arizona,
Special Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31,
144A
7/23 at 100.00 N/R   454,855
311 Southside Community Facilities District 1, Prescott Valley, Arizona,
Special Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32
7/23 at 100.00 N/R   245,793
Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A:
1,500 5.500%, 10/01/27, 144A No Opt. Call N/R   1,314,735
10 6.000%, 10/01/37, 144A 10/27 at 100.00 N/R   7,114
Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017B:
23,015 4.700%, 10/01/24, 144A 7/23 at 100.00 N/R   21,896,241
12,000 5.350%, 10/01/25, 144A 7/23 at 100.00 N/R   11,134,440
280 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 3.900%, 9/01/24, 144A
No Opt. Call BB+   275,951
Total Arizona 162,410,642
Arkansas - 0.6%
8,310 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   8,323,961
12,215 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 BB-   12,406,287
4,500 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 BB-   4,081,950
7,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 BB-   6,599,600
Total Arkansas 31,411,798
California - 6.4%
Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A:
7,215 5.000%, 3/01/31 3/26 at 100.00 BBB   7,303,239
7,565 5.250%, 3/01/36 3/26 at 100.00 BBB   7,736,423
1,690 5.000%, 3/01/46 3/26 at 100.00 BBB   1,652,009
Azusa, California, Special Tax Bonds, Community Facilities District 2005-
1 Rosedale Improvement Area 2,Series 2019:
1,280 5.000%, 9/01/44 - AGM Insured 9/28 at 100.00 AA   1,365,005
1,925 5.000%, 9/01/49 - AGM Insured 9/28 at 100.00 AA   2,049,143
695 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/25
No Opt. Call N/R   709,859
3,000 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R   3,036,540

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 10,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2021B-2, 4.460%,
2/01/52, (Mandatory Put 8/01/31) (SIFMA reference rate + 0.450%
spread) (5)
5/31 at 100.00 A1   $ 9,436,200
50,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 4.246%,
5/01/53, (Mandatory Put 8/01/28), (UB) (4)
5/28 at 100.00 A1   50,441,500
5,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50,
144A
8/32 at 100.00 N/R   3,674,800
3,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R   2,480,205
California Enterprise Development Authority, Charter School Revenue
Bonds, Rocklin Academy Project, Refunding Series 2021A:
250 4.000%, 6/01/36, 144A 6/31 at 100.00 BB+   225,980
630 4.000%, 6/01/51, 144A 6/31 at 100.00 BB+   490,726
California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A:
385 5.000%, 8/15/30 8/27 at 100.00 Baa2   404,419
310 5.000%, 8/15/32 8/27 at 100.00 Baa2   324,248
225 4.000%, 8/15/34 8/27 at 100.00 Baa2   225,592
245 5.000%, 8/15/35 8/27 at 100.00 Baa2   253,484
14 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+   13,332
2,634 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call BBB   2,630,504
100 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23,
(ETM)
No Opt. Call BB  (6) 100,184
315 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 4.500%, 10/01/25
7/23 at 102.00 BB   311,352
270 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 4.500%, 6/01/28, 144A
6/26 at 100.00 BB   264,751
780 California Municipal Finance Authority,  Revenue Bonds, Creative
Center of Los Altos Project Pinewood & Oakwood Schools, Series
2016B, 4.000%, 11/01/26, 144A
No Opt. Call N/R   754,260
350 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A,
5.000%, 6/01/28, 144A
No Opt. Call Ba1   349,079
California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Nova Academy Project, Series 2016A:
815 4.000%, 6/15/26, 144A No Opt. Call BB   797,274
1,900 5.000%, 6/15/46, 144A 6/26 at 100.00 BB   1,810,187
170 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25,
144A
No Opt. Call BB+   170,712
365 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24
7/23 at 102.00 BB   362,025
California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2018A:
845 3.875%, 7/01/28, 144A No Opt. Call BB   807,423
1,800 5.000%, 7/01/49, 144A 7/28 at 100.00 BB   1,646,136

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 840 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/36
6/26 at 100.00 BBB-   $ 851,819
220 California Municipal Finance Authority, Education Revenue Bonds,
STREAM Charter Schools Project, Series 2020A, 5.000%, 6/15/41,
144A
6/30 at 100.00 N/R   207,786
1,480 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%,
8/15/30
8/24 at 100.00 N/R   1,489,738
23,170 California Municipal Finance Authority, Multifamily Housing Revenue
Bonds, Pacific Oaks Senior Apartments, Series 2022A, 4.000%,
7/01/57, (Mandatory Put 7/01/32), 144A
7/29 at 103.00 N/R   21,776,556
175 California Municipal Finance Authority, Revenue Bonds, Community
Health Centers of the Central Coast, Inc., Series 2021A, 5.000%,
12/01/36, 144A
12/30 at 100.00 N/R   178,460
270 California Municipal Finance Authority, Revenue Bonds, Emerson
College, Series 2011, 5.000%, 1/01/28
7/23 at 100.00 Baa2   270,265
825 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 4.250%, 1/01/25
No Opt. Call N/R   801,537
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015:
200 5.000%, 11/01/23 No Opt. Call BBB-   200,488
300 5.000%, 11/01/24 No Opt. Call BBB-   303,447
350 5.000%, 11/01/27 11/24 at 100.00 BBB-   354,917
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A:
1,425 5.000%, 11/01/28 11/26 at 100.00 BBB-   1,465,655
2,595 5.250%, 11/01/29 11/26 at 100.00 BBB-   2,684,450
1,990 5.000%, 11/01/30 11/26 at 100.00 BBB-   2,034,735
1,000 5.250%, 11/01/31 11/26 at 100.00 BBB-   1,028,500
8,375 5.250%, 11/01/36 11/26 at 100.00 BBB-   8,427,595
3,165 5.250%, 11/01/41 11/26 at 100.00 BBB-   3,090,464
1,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 N/R   1,008,050
1,100 California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A (7)
No Opt. Call N/R   66,000
3,310 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016,
7.000%, 12/01/27, (AMT), 144A (7)
12/23 at 102.00 N/R   331,000
5,000 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination
Project, Series 2012, 5.000%, 7/01/37, (AMT), 144A
1/24 at 100.00 Baa3   5,004,250
1,420 California Public Finance Authority, Charter School Lease Revenue
Bonds, California Crosspoint Academy Project, Series 2020A, 4.250%,
7/01/30, 144A
7/28 at 100.00 N/R   1,288,125
540 California Public Finance Authority, Charter School Lease Revenue
Bonds, Multicultural Learning Center Project, Series 2017A, 5.250%,
6/15/27
No Opt. Call N/R   540,497
California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Refunding Series 2023A:
860 5.000%, 7/01/35, 144A 7/33 at 105.00 N/R   860,757
1,375 5.250%, 7/01/40, 144A 7/33 at 105.00 N/R   1,379,194

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,135 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A,
4.500%, 6/01/29, 144A
6/26 at 100.00 N/R   $ 1,111,335
1,000 California School Finance Authority Charter School Revenue Bonds,
Ednovate Obligated Group, Series 2018, 5.000%, 6/01/37, 144A
6/27 at 100.00 N/R   971,650
California School Finance Authority Charter School Revenue Bonds,
John Adams Academy Obligated Group, Series 2022A:
860 4.500%, 7/01/32, 144A 7/30 at 102.00 BB   811,883
2,125 5.000%, 7/01/42, 144A 7/30 at 102.00 BB   1,963,054
1,405 California School Finance Authority Charter, School Revenue Bonds,
Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%,
3/01/28, 144A
6/25 at 100.00 N/R   1,377,026
755 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/26, 144A
No Opt. Call N/R   727,518
California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A:
290 5.000%, 6/01/29, 144A 6/26 at 100.00 N/R   292,949
750 5.000%, 6/01/39, 144A 6/26 at 100.00 N/R   740,580
1,010 California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group,Issue No.6, Series 2020A,
5.000%, 8/01/42, 144A
8/28 at 100.00 BBB   1,016,363
585 California School Finance Authority, Charter School Revenue Bonds,
CIty Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26,
144A
No Opt. Call N/R   586,264
California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A:
2,000 4.000%, 10/01/27, 144A No Opt. Call BBB-   1,999,740
2,155 5.000%, 10/01/32, 144A 10/27 at 100.00 BBB-   2,243,808
California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016:
570 4.000%, 6/01/26, 144A No Opt. Call N/R   558,805
1,000 4.500%, 6/01/31, 144A 6/26 at 100.00 N/R   990,130
620 California School Finance Authority, Charter School Revenue Bonds,
Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A
No Opt. Call N/R   618,679
California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series
2023:
815 5.000%, 8/01/33, 144A No Opt. Call BB+   831,854
500 5.250%, 8/01/38, 144A 8/33 at 100.00 BB+   502,305
470 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%,
6/01/26, 144A
6/25 at 100.00 N/R   471,245
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2017A:
630 4.500%, 6/01/27, 144A 6/26 at 100.00 N/R   624,418
975 5.000%, 6/01/34, 144A 6/26 at 100.00 N/R   978,871
315 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools Obligated Group, Series 2017G, 5.000%,
6/01/30, 144A
6/27 at 100.00 N/R   318,096
6,865 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Obligated Group, Series 2021A, 4.000%, 6/01/41,
144A
6/27 at 100.00 N/R   5,453,831

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California School Finance Authority, Charter School Revenue Bonds,
Santa Clarita Valley International School Project, Series 2021A:
$ 260 4.000%, 6/01/31 No Opt. Call N/R   $ 245,619
100 4.000%, 6/01/41 6/31 at 100.00 N/R   83,347
California School Finance Authority, Charter School Revenue Bonds,
Social Bonds iLead Lancaster Project, Series 2021A:
250 4.000%, 6/01/31, 144A 6/29 at 100.00 N/R   231,510
435 5.000%, 6/01/41, 144A 6/29 at 100.00 N/R   410,396
1,465 California School Finance Authority, Charter School Revenue Bonds,
Valley International Preparatory High School Project, Series 2022A,
5.000%, 3/01/37, 144A
3/31 at 100.00 N/R   1,264,354
160 California School Finance Authority, Educational Facilities Revenue
Bonds, New Designs Charter School Project, Series 2014A, 4.750%,
6/01/24, 144A
No Opt. Call BB+   159,853
575 California School Finance Authority, Educational Facility Revenue
Bonds, Partnerships to Uplift Communities Valley Project, Series 2014,
5.350%, 8/01/24, (Pre-refunded 2/01/24), 144A
2/24 at 100.00 BB+  (6) 578,697
175 California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools, Series
2014A, 4.750%, 10/01/24
No Opt. Call BB   174,529
280 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A
No Opt. Call N/R   282,008
California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2021A:
270 4.000%, 7/01/29, 144A 7/28 at 100.00 BBB   269,117
465 4.000%, 7/01/38, 144A 7/28 at 100.00 BBB   426,670
127 California School Finance Authority, School Facility Revenue Bonds,
KIPP LA Projects, Series 2014A, 4.125%, 7/01/24, 144A
No Opt. Call BBB   127,062
180 California School Finance Authority, School Facility Revenue Bonds,
Value Schools, Series 2013, 5.900%, 7/01/23
No Opt. Call BBB-   180,000
145 California Statewide Communities Development Authority Revenue
Bonds, California Baptist University, Refunding Series 2017A, 5.000%,
11/01/32, 144A
11/27 at 100.00 N/R   148,783
700 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/34
12/24 at 100.00 BB   710,416
1,735 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/26, 144A
6/26 at 100.00 BB   1,772,649
850 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development
- Hooper Street LLC Project, Series 2019, 5.000%, 7/01/29, 144A
No Opt. Call B   852,448
425 California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%,
11/01/24, 144A
No Opt. Call N/R   420,537
445 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
4.375%, 9/01/25
No Opt. Call N/R   445,623
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Refunding Series
2015R-1:
1,005 5.000%, 9/02/25 No Opt. Call N/R   1,029,984
1,045 5.000%, 9/02/26 9/25 at 100.00 N/R   1,074,218

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A:
$ 3,265 4.000%, 9/02/28 No Opt. Call N/R   $ 3,292,099
2,150 5.000%, 9/02/38 9/28 at 100.00 N/R   2,223,229
3,575 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018B,
4.000%, 9/02/28
No Opt. Call N/R   3,594,341
California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A:
49 5.750%, 7/01/24 (7),(8) 9/23 at 100.00 N/R   48,487
107 5.750%, 7/01/30 (7),(8) 9/23 at 100.00 N/R   107,446
7 5.750%, 7/01/35 (7),(8) 9/23 at 100.00 N/R   7,410
19 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005G, 5.500%,
7/01/24 (7),(8)
No Opt. Call N/R   19,331
40 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005H, 5.750%,
7/01/25 (7),(8)
9/23 at 100.00 N/R   39,547
2,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R   1,470,020
500 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
7/23 at 100.00 N/R   500,260
500 Corona-Norco Unified School District Public Financing Authority,
California, Special Tax Revenue Bonds, Refunding Junior Lien Series
2013B, 5.000%, 9/01/35, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (6) 501,380
2,060 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine
Lien Series 2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R   1,566,074
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2, 4.000%, 9/01/56, 144A
9/31 at 100.00 N/R   1,505,480
2,500 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien
Series 2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R   1,692,250
605 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Waterscape Apartments, Mezzanine Lien
Series 2021B, 4.000%, 9/01/46, 144A
9/31 at 100.00 N/R   505,726
2,885 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series
2021A-1, 3.000%, 12/01/49
6/32 at 100.00 N/R   1,956,867
545 Fairfield, California, Special Tax Bonds, Community Facilities District
2016-1 Improvement Area C Villages of Fairfield, Series 2021A,
4.000%, 9/01/36
9/31 at 100.00 N/R   528,225
540 Fontana, California, Special Tax Bonds, Sierra Hills South Community
Facilities District 22, Refunding Series 2014, 5.000%, 9/01/23
No Opt. Call N/R   540,405
740 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/35,
(Pre-refunded 6/01/28)
6/28 at 100.00 N/R  (6) 825,337
Hesperia, California, Special Tax Bonds, Community Facilities District
2005-1 Belgate Development Restructuring Series 2014:
200 5.000%, 9/01/23 No Opt. Call N/R   200,320
250 5.000%, 9/01/24 No Opt. Call N/R   253,165
320 5.000%, 9/01/25 9/24 at 100.00 N/R   324,074

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 195 5.000%, 9/01/26 9/24 at 100.00 N/R   $ 197,966
1,735 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015,
5.000%, 9/15/25
No Opt. Call N/R   1,743,883
2,175 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 Ba1   1,829,893
Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
500 5.000%, 9/01/23 No Opt. Call N/R   500,840
595 5.000%, 9/01/24 No Opt. Call N/R   602,806
2,315 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35
9/25 at 100.00 N/R   2,381,487
985 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 4.000%, 9/02/25
No Opt. Call N/R   984,616
Lathrop, California, Special Tax Bonds, Community Facilities District
2018-1 Central Lathrop Specific Plan Improvement Areas 1, Series
2019:
50 3.900%, 9/01/23 No Opt. Call N/R   49,890
70 4.100%, 9/01/24 No Opt. Call N/R   69,464
85 4.200%, 9/01/25 No Opt. Call N/R   83,967
105 4.350%, 9/01/26 No Opt. Call N/R   103,747
125 4.400%, 9/01/27 9/26 at 103.00 N/R   123,413
145 4.500%, 9/01/28 9/26 at 103.00 N/R   143,605
1,120 5.100%, 9/01/33 9/26 at 103.00 N/R   1,141,022
Lathrop, California, Special Tax Bonds, Community Facilities District
2018-1 Central Lathrop Specific Plan Improvement Areas 2, Series
2019:
35 3.900%, 9/01/23 No Opt. Call N/R   34,923
45 4.100%, 9/01/24 No Opt. Call N/R   44,655
55 4.200%, 9/01/25 No Opt. Call N/R   54,331
65 4.350%, 9/01/26 No Opt. Call N/R   64,225
80 4.400%, 9/01/27 9/26 at 103.00 N/R   78,984
95 4.500%, 9/01/28 9/26 at 103.00 N/R   94,086
695 5.100%, 9/01/33 9/26 at 103.00 N/R   708,045
Lathrop, California, Special Tax Bonds, Community Facilities District
2018-1 Central Lathrop Specific Plan Improvement Areas 3, Series
2019:
65 3.900%, 9/01/23 No Opt. Call N/R   64,857
85 4.100%, 9/01/24 No Opt. Call N/R   84,349
110 4.200%, 9/01/25 No Opt. Call N/R   108,662
130 4.350%, 9/01/26 No Opt. Call N/R   128,449
155 4.400%, 9/01/27 9/26 at 103.00 N/R   153,032
180 4.500%, 9/01/28 9/26 at 103.00 N/R   178,269
1,390 5.100%, 9/01/33 9/26 at 103.00 N/R   1,416,090
Lathrop, California, Special Tax Bonds, Community Facilities District
2018-1 Central Lathrop Specific Plan Improvement Areas 5, Series
2019:
10 4.150%, 9/01/23 No Opt. Call N/R   9,986
20 4.350%, 9/01/24 No Opt. Call N/R   19,858
25 4.450%, 9/01/25 No Opt. Call N/R   24,717
30 4.600%, 9/01/26 No Opt. Call N/R   29,678
35 4.650%, 9/01/27 9/26 at 103.00 N/R   34,609
45 4.750%, 9/01/28 9/26 at 103.00 N/R   44,650
335 5.350%, 9/01/33 9/26 at 103.00 N/R   343,020
1,880 5.850%, 9/01/49 9/26 at 103.00 N/R   1,907,279

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Lathrop, California, Special Tax Bonds, Community Facilities District
2018-1, Central Lathrop Specific Plan Improvement Areas 4, Series
2019:
$ 20 3.900%, 9/01/23 No Opt. Call N/R   $ 19,956
30 4.100%, 9/01/24 No Opt. Call N/R   29,770
40 4.200%, 9/01/25 No Opt. Call N/R   39,514
45 4.350%, 9/01/26 No Opt. Call N/R   44,463
55 4.400%, 9/01/27 9/26 at 103.00 N/R   54,301
65 4.500%, 9/01/28 9/26 at 103.00 N/R   64,375
495 5.100%, 9/01/33 9/26 at 103.00 N/R   504,291
105 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call A-   115,527
2,125 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007B, 5.015%, 11/15/27 (3-Month
LIBOR*0.67% reference rate + 1.450% spread) (5)
No Opt. Call A-   2,098,267
Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022:
1,260 5.000%, 9/01/42 9/29 at 103.00 N/R   1,284,268
1,000 5.000%, 9/01/47 9/29 at 103.00 N/R   1,008,410
1,055 Merced Redevelopment Agency, California, Tax Allocation Bonds,
Merced Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 -
AMBAC Insured
No Opt. Call N/R   1,038,595
37,370 Modesto Irrigation District Financing Authority, California, Domestic
Water Project Revenue Bonds, Index Rate Series 2007, 4.312%,
9/01/37 - NPFG Insured (3-Month LIBOR*0.67% reference rate +
0.630% spread) (5)
7/23 at 100.00 Baa2   35,837,456
Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B:
110 4.750%, 9/01/23 No Opt. Call N/R   110,105
640 5.200%, 9/01/28 9/24 at 100.00 N/R   653,050
ndio, California, Special Tax Bonds, Community Facilities District 2004-3
Terra Lago, Improvement Area 1, Series 2015:
490 5.000%, 9/01/23 No Opt. Call N/R   490,823
625 5.000%, 9/01/24 No Opt. Call N/R   633,200
385 5.000%, 9/01/25 No Opt. Call N/R   394,875
690 5.000%, 9/01/26 9/25 at 100.00 N/R   709,548
720 5.000%, 9/01/27 9/25 at 100.00 N/R   741,463
755 5.000%, 9/01/28 9/25 at 100.00 N/R   778,579
1,000 Northern Inyo County Local Hospital District, Inyo County, California,
Revenue Bonds, Series 2013, 5.000%, 12/01/29, (Pre-refunded
12/01/23)
12/23 at 100.00 B+  (6) 1,007,030
Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A:
665 5.000%, 8/15/25 No Opt. Call N/R   680,827
745 5.000%, 8/15/27 8/25 at 100.00 N/R   766,106
Palm Desert, California, Special Tax Bonds, Community Facilities District
2021-1 University Park, Series 2021:
100 3.000%, 9/01/31 9/28 at 103.00 N/R   92,207
110 4.000%, 9/01/41 9/28 at 103.00 N/R   100,482
Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2001-1 May Farms Improvement Area 6
&7, Refunding Series 2014E:
465 4.000%, 9/01/23 No Opt. Call N/R   464,912
480 4.000%, 9/01/24 No Opt. Call N/R   479,793
500 5.000%, 9/01/25 9/24 at 100.00 N/R   507,385
525 5.000%, 9/01/26 9/24 at 100.00 N/R   533,521

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,685 Perris, California, Special Tax Bonds, Community Facilities District 2001-
2, Refunding Series 2014A, 4.375%, 9/01/24
9/23 at 100.00 N/R   $ 1,685,927
100 Poway Unified School District, San Diego County, California, Special Tax
Bonds, Community Facilities District 15 Del Sur East Improvement
Area C, Series 2016, 5.000%, 9/01/26
No Opt. Call N/R   103,835
700 Rancho Cordova, California, Special Tax Bonds, Community Facilities
District 2018-1 Grantline 208, Series 2021B, 4.000%, 9/01/41
9/26 at 103.00 N/R   640,227
500 Richmond Community Development Agency Successor Agency,
California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%,
9/01/25 - BAM Insured
9/24 at 100.00 AA   509,835
345 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 -
AGM Insured
10/24 at 100.00 AA   354,808
Riverside County, California, Special Tax Bonds, Community Facilities
District 03-1 Newport Road, Series 2014:
500 4.125%, 9/01/23 No Opt. Call N/R   500,045
500 4.250%, 9/01/24 No Opt. Call N/R   501,350
750 5.000%, 9/01/25 9/24 at 100.00 N/R   760,995
Romoland School District, California, Special Tax Bonds, Community
Facilities District 2004-1 Heritage Lake Improvement Area 1 & 2,
Refunding Series 2015:
1,515 5.000%, 9/01/25 No Opt. Call N/R   1,551,330
1,655 5.000%, 9/01/26 9/25 at 100.00 N/R   1,699,453
805 5.000%, 9/01/27 9/25 at 100.00 N/R   828,659
Roseville, California, Special Tax Bonds, Community Facilities District 1
Creekview Improvement Area 1, Series 2021:
1,000 4.000%, 9/01/36 9/28 at 103.00 N/R   968,250
500 4.000%, 9/01/41 9/28 at 103.00 N/R   459,600
1,000 4.000%, 9/01/46 9/28 at 103.00 N/R   883,860
Roseville, California, Special Tax Bonds, Community Facilities District 1
Hewlett Parkard Campus Oaks, Series 2016:
715 4.000%, 9/01/26 No Opt. Call N/R   722,164
310 5.000%, 9/01/31 9/26 at 100.00 N/R   322,118
1,000 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015, 5.000%, 9/01/27
9/25 at 100.00 N/R   1,031,700
San Bernardino County, California, Special Tax Bonds, Community
Facilities District 2002-1 Kaiser Commerce Center, Refunding Series
2014:
400 5.000%, 9/01/23 No Opt. Call N/R   400,684
655 5.000%, 9/01/26 9/24 at 100.00 N/R   664,144
San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015:
175 4.000%, 9/01/23 No Opt. Call N/R   174,967
90 5.000%, 9/01/24 No Opt. Call N/R   91,201
465 5.000%, 9/01/25 No Opt. Call N/R   476,927
290 5.000%, 9/01/26 9/25 at 100.00 N/R   298,337
470 5.000%, 9/01/27 9/25 at 100.00 N/R   483,616
475 5.000%, 9/01/29 9/25 at 100.00 N/R   489,255
San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment Revenue
Bonds, Facilities Increment Series 2022A:
360 5.000%, 9/01/27, 144A No Opt. Call N/R   370,321
400 5.000%, 9/01/32, 144A No Opt. Call N/R   424,652
385 5.000%, 9/01/37, 144A 9/32 at 100.00 N/R   391,588

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Series 2014A:
$ 360 5.000%, 8/01/23 No Opt. Call A-   $ 360,425
400 5.000%, 8/01/24 No Opt. Call A-   407,012
350 5.000%, 8/01/25 8/24 at 100.00 A-   356,916
1,255 San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2016-1 Treasure Island Improvement
Area 2, Series 2022A, 4.000%, 9/01/32, 144A
9/28 at 103.00 N/R   1,225,570
1,255 San Jacinto, California, Special Tax Bonds, Community Facilities District
2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30
9/26 at 100.00 N/R   1,294,206
12,605 Southern California Public Power Authority, Natural Gas Project
1 Revenue Bonds, Series 2007A, 5.020%, 11/01/38 (3-Month
LIBOR*0.67% reference rate + 1.470% spread) (5)
No Opt. Call BBB+   11,301,517
105 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27,
144A
No Opt. Call N/R   109,529
1,310 Three Rivers Levee Improvement Authority, California, Special Tax
Revenue Bonds, Community Facilities District 2006-1, Refunding
Series 2021A, 4.000%, 9/01/46
9/28 at 103.00 N/R   1,085,977
1,120 Tracy, California, Special Tax Bonds, Community Facilities District 2016-
1 Tracy Hills,  Improvement Area 1, Series 2019, 5.000%, 9/01/49
9/25 at 103.00 N/R   1,130,226
Tracy, California, Special Tax Bonds, Community Facilities District 2016-
2,  Improvement Area 2, Series 2021:
375 4.000%, 9/01/36 9/28 at 103.00 N/R   367,519
550 4.000%, 9/01/41 9/28 at 103.00 N/R   510,664
800 4.000%, 9/01/46 9/28 at 103.00 N/R   720,496
Tustin, California,Special Tax Bonds, Community Facilities District 14-1
Tustin Legacy/Standard Pacific, Refunding Series 2015A:
250 5.000%, 9/01/26 9/25 at 100.00 N/R   256,350
225 5.000%, 9/01/28 9/25 at 100.00 N/R   231,179
320 Vernon, California, Electric System Revenue Bonds, Series 2022A,
5.000%, 8/01/23
No Opt. Call BBB+   320,205
175 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding Series
2015, 5.000%, 9/01/25
No Opt. Call N/R   177,602
William S. Hart Union High School District, Los Angeles County,
California, Special Tax Bonds, Community Facilities District 2015-1,
Series 2017:
400 5.000%, 9/01/28 9/26 at 100.00 N/R   416,048
350 5.000%, 9/01/30 9/26 at 100.00 N/R   362,933
Total California 320,541,247
Colorado - 7.1%
1,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R   881,630
490 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R   415,557
410 Arkansas River Power Authority, Colorado, Power Revenue Bonds,
Series 2006, 5.875%, 10/01/26 - SYNCORA GTY Insured, (ETM)
No Opt. Call BBB  (6) 426,683
2,605 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   2,365,913

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A:
$ 1,033 4.000%, 12/01/29 9/24 at 103.00 N/R   $ 974,222
2,850 5.000%, 12/01/48 9/24 at 103.00 N/R   2,546,960
500 Base Village Metropolitan District 2, Colorado, General Obligation
Bonds, Refunding Series 2016A, 5.750%, 12/01/46
7/23 at 102.00 N/R   501,350
Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A:
525 4.250%, 12/01/31 12/26 at 103.00 N/R   473,067
1,565 4.500%, 12/01/41 12/26 at 103.00 N/R   1,284,239
1,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2021A-3, 4.750%, 12/01/51
9/26 at 103.00 N/R   1,136,400
434 Brighton Crossing Metropolitan District 4, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series
2017A, 4.000%, 12/01/27
7/23 at 103.00 N/R   420,924
825 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2020, 5.000%, 12/01/40, 144A
12/25 at 103.00 N/R   792,487
Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A:
4,387 5.000%, 12/01/35 6/24 at 103.00 N/R   3,502,537
20,625 5.125%, 12/01/48 6/24 at 103.00 N/R   15,980,869
Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A:
6,157 5.000%, 12/01/39 6/24 at 103.00 N/R   5,339,658
12,050 5.000%, 12/01/49 6/24 at 103.00 N/R   9,416,955
2,100 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.000%, 12/01/37
7/23 at 103.00 N/R   2,064,132
340 Cathedral Pines Metropolitan District, El Paso County, Colorado,
General Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26
No Opt. Call Baa3   336,818
1,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29,
144A
7/23 at 103.00 N/R   988,300
1,055 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series
2021A, 4.000%, 12/01/31
12/26 at 103.00 N/R   950,977
1,795 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017,
4.625%, 10/01/27
No Opt. Call N/R   1,713,345
250 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%,
7/01/26, 144A
7/25 at 100.00 BB   244,670
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Series 2022A:
845 5.000%, 3/15/32, 144A No Opt. Call Ba2   820,579
1,935 5.125%, 3/15/42, 144A 3/32 at 100.00 Ba2   1,833,432
250 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Taxable Series 2022B,
5.250%, 3/15/26, 144A
No Opt. Call Ba2   243,087

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A,
5.000%, 1/15/29
1/24 at 100.00 A+   $ 502,735
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%,
7/01/34, 144A
7/24 at 100.00 BB   500,065
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 Aa3   617,370
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Rocky Mountain Classical Academy Project, Refunding Series 2019:
2,005 5.000%, 10/01/29, 144A 10/27 at 100.00 Ba1   2,042,293
2,270 5.000%, 10/01/39, 144A 10/27 at 100.00 Ba1   2,177,180
3,520 5.000%, 10/01/49, 144A 10/27 at 100.00 Ba1   3,217,561
150 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group, Series
2013, 6.375%, 8/01/24
No Opt. Call N/R   150,261
505 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A
2/26 at 100.00 N/R   487,381
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A:
400 5.000%, 5/15/27 No Opt. Call BBB-   407,136
250 5.250%, 5/15/28 5/27 at 100.00 BBB-   256,205
2,275 5.250%, 5/15/30 5/27 at 100.00 BBB-   2,323,389
550 5.250%, 5/15/32 5/27 at 100.00 BBB-   559,950
900 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Project, Refunding Bonds Series 2023A. Forward Delivery, 4.000%,
5/15/48
5/28 at 103.00 BBB-   690,984
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A:
475 5.000%, 12/01/25, 144A No Opt. Call N/R   434,820
750 5.500%, 12/01/30, 144A 12/25 at 100.00 N/R   605,017
500 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.625%, 12/01/32
12/23 at 103.00 N/R   499,385
496 Colorado International Center Metropolitan District 3, Aurora,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2016, 4.625%, 12/01/31
7/23 at 102.00 N/R   470,560
494 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26
12/25 at 100.00 N/R   488,907
1,354 Denver Gateway Center Metropolitan District, In the City and County
of Denver, Colorado, General Obligation Limited Tax Bonds, Series
2018A, 5.500%, 12/01/38
12/23 at 103.00 N/R   1,306,231
485 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series
2018A, 5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   489,515
1,640 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   1,657,204
590 DIATC Metropolitan District, Commerce City, Adams County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2019, 3.250%, 12/01/29, 144A
9/24 at 103.00 N/R   547,361

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Elbert and Highway 86 Commercial Metropolitan District, Elbert
County, Colorado, Special Revenue and Tax Supported Bonds,
Refunding & Improvement Senior Series 2021A, 3.750%, 12/01/29,
144A
6/26 at 103.00 N/R   $ 453,870
20,950 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   20,921,927
305 Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022, 5.000%,
12/01/32
12/27 at 103.00 N/R   309,334
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014:
2,511 5.250%, 12/01/24 No Opt. Call N/R   2,500,027
1,500 5.750%, 12/01/30 12/24 at 100.00 N/R   1,476,855
2,300 6.000%, 12/01/38 12/24 at 100.00 N/R   2,167,612
Fourth North Business Improvement District, Silverthorne, Summit
County, Colorado, Special Revenue and Tax Supported Bonds,
Refunding & Improvement Senior Series 2022A:
7,900 5.250%, 12/01/32 12/30 at 102.00 N/R   7,858,999
4,020 5.500%, 12/01/42 12/30 at 102.00 N/R   3,977,227
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R   1,726,220
Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds, Series 2021:
3,035 4.000%, 12/01/31 12/26 at 103.00 N/R   2,686,612
500 4.500%, 12/01/41 12/26 at 103.00 N/R   407,910
1,170 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3,
5.250%, 12/01/32
9/25 at 103.00 N/R   1,144,482
1,395 Heritage Todd Creek Metropolitan District, Colorado, General
Obligation Bonds Limited Tax, Refunding & Improvement Series
2015, 6.000%, 12/01/28
12/24 at 100.00 N/R   1,403,189
Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021:
1,300 4.000%, 12/01/31 3/26 at 103.00 N/R   1,109,836
550 5.000%, 12/01/41 3/26 at 103.00 N/R   479,149
5,070 Hillside at Castle Rock Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A, 6.250%,
12/01/47
9/27 at 103.00 N/R   5,078,112
1,079 Hillside at Castle Rock Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2022B,
9.000%, 12/15/47
9/27 at 103.00 N/R   1,083,424
500 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2018A, 4.625%, 12/01/27
12/23 at 103.00 N/R   488,590
1,115 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25 (7)
12/23 at 100.00 N/R   1,014,215
1,375 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A,
5.000%, 12/01/39
9/24 at 103.00 N/R   1,324,249
2,500 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A-3,
4.500%, 12/01/50
9/26 at 103.00 N/R   1,821,675

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022:
$ 3,885 6.500%, 11/01/32, 144A 11/29 at 103.00 N/R   $ 3,914,526
14,550 7.125%, 11/01/42, 144A 11/29 at 103.00 N/R   14,557,712
1,160 Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/41
6/26 at 103.00 N/R   1,064,718
Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022:
930 6.250%, 12/01/37 12/27 at 103.00 N/R   923,825
1,100 6.500%, 12/01/42 12/27 at 103.00 N/R   1,094,357
700 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/39
3/25 at 103.00 N/R   667,548
1,000 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021,
4.500%, 12/01/41
12/26 at 103.00 N/R   808,260
607 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26
12/25 at 100.00 N/R   591,327
1,245 North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-1, 5.375%, 12/01/34
12/23 at 103.00 N/R   1,261,297
North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-2:
3,770 5.125%, 12/01/28 12/23 at 103.00 N/R   3,806,946
1,540 5.500%, 12/01/34 12/23 at 103.00 N/R   1,567,135
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 N/R   1,857,040
260 One Horse Business Improvement District, Lakewood, Colorado, Sales
Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24
7/23 at 100.00 N/R   260,156
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019:
3,190 4.000%, 12/01/29 12/24 at 103.00 N/R   3,016,241
4,500 5.000%, 12/01/39 12/24 at 103.00 N/R   4,335,120
1,500 5.000%, 12/01/49 12/24 at 103.00 N/R   1,363,155
1,000 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45 - NPFG Insured
12/25 at 100.00 Baa2   1,010,720
2,900 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/51, 144A
3/26 at 103.00 N/R   2,531,642
3,950 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2, 7.750%, 12/01/42
12/27 at 81.99 N/R   2,244,351
15,960 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   15,073,422
525 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited
Tax General Obligatoin Bonds, Convertible to Unlimited Tax Series
2021A, 3.750%, 12/01/41
9/26 at 103.00 N/R   410,613
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008:
440 6.250%, 11/15/28 No Opt. Call A-   472,226
2,800 6.500%, 11/15/38 No Opt. Call A-   3,382,512
18,965 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R   12,896,200

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 N/R   $ 421,055
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015:
200 4.250%, 12/01/28 12/24 at 100.00 N/R   194,882
335 4.375%, 12/01/30 12/24 at 100.00 N/R   316,997
4,391 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 N/R   3,248,336
Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A:
1,900 4.500%, 12/01/32 3/27 at 103.00 N/R   1,722,179
8,310 5.000%, 12/01/42 3/27 at 103.00 N/R   7,550,715
Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A:
13,640 6.375%, 12/01/42 12/29 at 103.00 N/R   13,739,572
6,000 6.750%, 12/01/52 12/29 at 103.00 N/R   5,951,700
496 Serenity Ridge Metropolitan District No. 2, In the City of Aurora,
Arapahoe County, Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Refunding and Improvement Bonds
Series 2018A, 4.500%, 12/01/28, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R  (6) 512,978
Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021:
790 3.250%, 12/01/31 9/26 at 103.00 N/R   670,386
1,000 3.750%, 12/01/41 9/26 at 103.00 N/R   769,810
2,720 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.350%, 12/01/33
12/23 at 103.00 N/R   2,720,245
3,435 SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/30
7/23 at 102.00 N/R   3,436,099
400 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27
No Opt. Call Ba1   375,796
3,000 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A, 5.125%,
12/01/47
7/23 at 103.00 N/R   2,841,900
Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022:
2,000 5.800%, 12/01/32 12/27 at 103.00 N/R   2,042,060
8,500 6.500%, 12/01/42 12/27 at 103.00 N/R   8,684,280
500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.750%, 12/01/40
12/25 at 102.00 N/R   426,335
Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020:
3,205 5.000%, 12/01/40 12/25 at 103.00 N/R   3,023,116
2,000 5.125%, 12/01/50 12/25 at 103.00 N/R   1,795,540
Sterling Ranch Metropolitan District 2, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 22:
1,345 5.250%, 12/01/32 6/30 at 102.00 N/R   1,330,245
5,050 5.500%, 12/01/42 6/30 at 102.00 N/R   4,897,894

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,005 Talon Pointe Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Refunding & Improvement Series 2019A, 5.250%, 12/01/39
12/25 at 103.00 N/R   $ 840,662
825 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited
Tax General Obligation Bonds, Series 2022A-1, 4.500%, 12/01/42,
144A
3/27 at 103.00 N/R   664,298
520 Thompson Crossing Metropolitan District 4, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax, Refunding & Improvement Series 2019, 3.500%,
12/01/29
9/24 at 103.00 N/R   470,241
1,350 Todd Creek Village Metropolitan District, Colorado, Water Activity
Entrprise Revenue Bonds, Refunding Series 2018A, 5.250%, 12/01/33
12/28 at 100.00 BBB   1,426,181
620 Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 4.375%, 12/01/30
9/24 at 103.00 N/R   582,192
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1:
7,750 5.000%, 12/01/41 3/26 at 103.00 N/R   6,972,753
13,170 5.000%, 12/01/51 3/26 at 103.00 N/R   10,638,199
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019:
10,000 5.125%, 12/01/34 12/23 at 103.00 N/R   9,978,100
630 5.375%, 12/01/39 12/23 at 103.00 N/R   629,124
3,500 5.500%, 12/01/48 12/23 at 103.00 N/R   3,410,995
Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021:
530 5.000%, 12/01/36 3/26 at 103.00 N/R   521,838
2,465 5.000%, 12/01/41 3/26 at 103.00 N/R   2,350,748
12,125 5.000%, 12/01/51 3/26 at 103.00 N/R   10,599,311
460 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020, 4.150%, 12/01/30
12/25 at 103.00 N/R   437,639
1,110 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 N/R   1,080,740
1,625 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 N/R   1,405,706
Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1:
1,065 4.000%, 12/01/31, 144A 9/26 at 103.00 N/R   892,129
8,000 4.000%, 12/01/36, 144A 9/26 at 103.00 N/R   6,084,400
13,365 4.000%, 12/01/41, 144A 9/26 at 103.00 N/R   9,229,468
1,510 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
9/24 at 103.00 N/R   1,451,563
Total Colorado 350,969,271
Connecticut - 0.8%
3,425 Connecticut Airport Authority, Connecticut, Customer Facility Charge
Revenue Bonds, Ground Transportation Center Project, Series 2019A,
5.000%, 7/01/49, (AMT)
7/29 at 100.00 BBB   3,434,350
12,160 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
7/23 at 100.00 B2   12,157,811
Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1:
1,450 4.500%, 10/01/34, 144A 10/24 at 104.00 B   1,229,890

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 11,750 5.000%, 10/01/54, 144A 10/24 at 104.00 B   $ 8,561,990
925 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, McLean Affiliates, Series 2020A, 5.000%, 1/01/30, 144A
1/26 at 102.00 BB+   916,916
2,335 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45
6/26 at 100.00 AA-   2,380,906
10,000 Connecticut State, General Obligation Bonds, Securities Industry &
Financial Markets Association Index Series 2015C, 4.980%, 6/15/24
(SIFMA reference rate + 1.250% spread), (UB) (4),(5)
No Opt. Call AA-   10,023,000
Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021:
600 4.000%, 4/01/31 4/30 at 100.00 N/R   557,460
910 4.000%, 4/01/36 4/30 at 100.00 N/R   795,213
Total Connecticut 40,057,536
Delaware - 0.1%
Delaware Economic Development Authority, Delaware, Revenue Bonds,
ASPIRA of Delaware Charter Operations Inc. DBA Las Americas ASPIRA
Academy Project, Series 2022A:
180 4.000%, 6/01/52 6/32 at 100.00 BB   132,622
185 4.000%, 6/01/57 6/32 at 100.00 BB   132,044
Delaware Economic Development Authority, Revenue Bonds, ASPIRA
of Delaware Charter Operations, Inc. Project, Series 2016A:
725 3.250%, 6/01/26 No Opt. Call BB   686,923
1,000 5.000%, 6/01/36 6/26 at 100.00 BB   983,160
945 Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25, 144A
3/25 at 100.00 N/R   961,254
Total Delaware 2,896,003
District of Columbia - 0.2%
270 District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at
Rock Creek Project, Series 2017A, 5.000%, 7/01/32
7/24 at 103.00 N/R   263,323
District of Columbia, Washington, D.C., Revenue Bonds, Inspired
Teaching Demonstration Public Charter School Issue, Series 2022:
835 5.000%, 7/01/32 No Opt. Call BBB   875,197
1,500 5.000%, 7/01/42 7/32 at 100.00 BBB   1,519,785
195 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Series 2013A, 5.000%, 7/01/23, (ETM)
No Opt. Call N/R  (6) 195,000
455 District of Columbia, Washington, D.C., Revenue Bonds, The Methodist
Home of the District of Columbia, Series 1999, 4.500%, 1/01/25
No Opt. Call N/R   446,168
5,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/48, (AMT)
10/28 at 100.00 AA-   5,160,550
Total District of Columbia 8,460,023
Florida - 21.3%
190 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series
2015, 5.500%, 11/01/25
No Opt. Call N/R   192,620
Abbott Square Community Development District, Zephyrhills, Florida,
Special Assessment Revenue Bonds, 2022 Project Series 2022:
165 4.500%, 6/15/27 No Opt. Call N/R   165,271
200 5.000%, 6/15/32 No Opt. Call N/R   201,912
28,635 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Healthcare Project, Series 2007A, 4.552%,
12/01/37 (3-Month LIBOR*0.67% reference rate + 0.870% spread) (5)
7/23 at 100.00 A3   27,543,434

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-A Series 2018A:
$ 255 4.000%, 11/01/24 No Opt. Call N/R   $ 253,916
735 4.750%, 11/01/29 11/28 at 100.00 N/R   745,187
Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A:
280 4.375%, 11/01/24, 144A No Opt. Call N/R   280,092
820 4.750%, 11/01/29, 144A No Opt. Call N/R   831,882
430 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area A-2 Series 2016, 5.500%, 11/01/30
11/26 at 100.00 N/R   438,531
615 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 4.625%, 5/01/28
No Opt. Call N/R   618,918
430 Armstrong Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 4.500%, 11/01/28,
144A
11/27 at 100.00 N/R   432,442
115 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28
No Opt. Call N/R   117,072
335 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28
No Opt. Call N/R   344,628
Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2021:
90 2.375%, 5/01/26 No Opt. Call N/R   85,046
250 3.000%, 5/01/32 No Opt. Call N/R   218,015
740 3.375%, 5/01/41 5/32 at 100.00 N/R   579,161
205 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phase 1 & 2 Sub-Assessment Area 1 Project,
Series 2019, 3.700%, 11/01/29
No Opt. Call N/R   198,132
Avalon Park West Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2022 Project Area,
Refunding Series 2022:
200 4.700%, 5/01/32, 144A No Opt. Call N/R   201,590
515 5.500%, 5/01/42, 144A 5/32 at 100.00 N/R   526,763
11,640 Ave Maria Stewardship Community District, Florida, Bond Anticipation
Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%,
5/01/26, 144A
7/23 at 100.00 N/R   11,354,587
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series 2021:
720 2.600%, 5/01/26 No Opt. Call N/R   687,377
1,355 3.200%, 5/01/31 No Opt. Call N/R   1,232,928
1,000 3.750%, 5/01/41 5/31 at 100.00 N/R   827,160
445 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series
2018, 4.900%, 5/01/29
No Opt. Call N/R   453,909
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4 Project, Series
2020:
650 3.800%, 5/01/32, 144A 5/30 at 100.00 N/R   617,090
165 4.300%, 5/01/42, 144A 5/30 at 100.00 N/R   148,294
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5 Project, Series
2022:
405 3.000%, 5/01/27, 144A No Opt. Call N/R   387,334
915 3.300%, 5/01/32, 144A No Opt. Call N/R   829,429
2,445 4.000%, 5/01/42, 144A 5/32 at 100.00 N/R   2,078,103

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 985 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements Project,
Series 2021, 2.750%, 5/01/31, 144A
No Opt. Call N/R   $ 857,137
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2022A:
5,080 3.250%, 5/01/32 No Opt. Call N/R   4,586,681
8,500 4.000%, 5/01/42 5/32 at 100.00 N/R   7,270,305
Avenir Community Development District, Palm Beach Gardens, Florida,
Special Assessment Bonds, Area 3 - Master Infrastructure Project, Series
2023:
3,000 4.500%, 5/01/30 No Opt. Call N/R   2,984,160
1,260 5.375%, 5/01/43 5/33 at 100.00 N/R   1,242,511
365 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24
No Opt. Call N/R   368,559
Aviary at Rutland Ranch Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 2 Project, Series 2021:
80 2.450%, 11/01/26 No Opt. Call N/R   75,055
175 3.100%, 11/01/31 No Opt. Call N/R   154,894
500 3.400%, 11/01/41 11/31 at 100.00 N/R   390,955
260 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
4.500%, 11/01/28, 144A
No Opt. Call N/R   262,059
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021:
380 2.375%, 5/01/26, 144A No Opt. Call N/R   359,567
1,000 2.875%, 5/01/31, 144A No Opt. Call N/R   875,040
2,390 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
4.250%, 5/01/32
No Opt. Call N/R   2,341,626
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 2B, Series
2018:
65 4.000%, 11/01/24, 144A No Opt. Call N/R   64,835
200 4.500%, 11/01/29, 144A No Opt. Call N/R   202,110
400 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 3A,
Series 2018, 4.000%, 11/01/24, 144A
No Opt. Call N/R   398,784
515 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 3A,
Series 2020, 3.000%, 5/01/30
No Opt. Call N/R   475,129
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 4, Series
2018:
55 4.000%, 11/01/24, 144A No Opt. Call N/R   54,839
170 4.500%, 11/01/29, 144A No Opt. Call N/R   171,588
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015:
645 4.750%, 11/01/26 11/25 at 100.00 N/R   652,682
1,125 5.000%, 11/01/31 11/25 at 100.00 N/R   1,139,096
485 Ballentrae Hillsborough Community Development District,
Hillsborough County, Florida, Special Assessment Bonds, Series
2014, 5.000%, 11/01/28
11/25 at 100.00 N/R   491,324
Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022:
1,150 3.250%, 11/01/27 No Opt. Call N/R   1,094,271

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,295 3.625%, 11/01/32 No Opt. Call N/R   $ 1,167,118
2,675 4.000%, 11/01/42 11/32 at 100.00 N/R   2,241,677
445 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%,
11/01/25
No Opt. Call N/R   446,046
Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2021:
200 3.000%, 5/01/31, 144A No Opt. Call N/R   176,384
700 3.500%, 5/01/41, 144A 5/31 at 100.00 N/R   552,580
405 Banyan Cay Community Development District, West Palm Beach,
Florida, Special Assessment Bonds, 2020-1, 2.750%, 11/01/25
No Opt. Call N/R   389,051
225 Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2016, 3.625%,
9/01/26
9/23 at 100.00 BBB   221,533
Bay Laurel Center Community Development District, Marion County,
Florida, Special Assessment Bonds, Refunding Indigo Series 2016:
45 3.750%, 5/01/24 No Opt. Call N/R   44,781
30 3.750%, 5/01/25 No Opt. Call N/R   29,667
Beaumont Communit Development District 1, City of Wildwood,
Florida, Special Assessment Bonds, Series 2019 A-1:
205 4.250%, 11/01/24, 144A No Opt. Call N/R   204,625
600 4.750%, 11/01/29, 144A No Opt. Call N/R   606,864
410 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.000%, 11/01/27
No Opt. Call BBB   431,197
490 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2016, 3.750%, 11/01/31
11/26 at 100.00 BBB   475,369
Bellalago Educational Facilities Benefit District, Florida, Capital
Improvement Bonds, Refunding Series 2014:
1,125 3.875%, 5/01/24 No Opt. Call A2   1,127,813
1,165 4.000%, 5/01/25 5/24 at 100.00 A2   1,169,520
1,220 4.125%, 5/01/26 5/24 at 100.00 A2   1,227,759
1,070 4.250%, 5/01/27 5/24 at 100.00 A2   1,078,367
540 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A, 4.750%, 11/01/27
No Opt. Call N/R   547,922
Belmont II Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, 2020 Aessessment Area,
Series 2020:
175 2.500%, 12/15/25 No Opt. Call N/R   167,477
200 3.125%, 12/15/30 No Opt. Call N/R   185,402
310 Berry Bay Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1,
Series 2021, 2.625%, 5/01/26
No Opt. Call N/R   295,139
Black Creek Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Project 2020 Series 2022:
205 4.800%, 6/15/27 No Opt. Call N/R   206,310
250 5.125%, 6/15/32 No Opt. Call N/R   253,212
1,010 Blue Lake Community Development District, Lee County, Florida,
Special Assessment Bonds, 2019 Project Series 2019, 4.000%,
6/15/32
6/29 at 100.00 N/R   965,580
Boggy Branch Community Development District, Jacksonville, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2021:
455 3.000%, 5/01/31 No Opt. Call N/R   403,312
1,170 3.500%, 5/01/41 5/31 at 100.00 N/R   927,365

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2023:
$ 1,100 4.500%, 5/01/33 , (WI/DD) 5/32 at 100.00 N/R   $ 1,101,617
1,770 5.125%, 5/01/43 , (WI/DD) 5/32 at 100.00 N/R   1,773,699
1,100 Botaniko Community Development District, Weston, Florida, Special
Assessment Bonds, Series 2020, 3.625%, 5/01/40
5/30 at 100.00 N/R   896,489
Bradbury Community Development District, Haines City, Florida,
Special Assessment Bonds, Series 2023:
750 4.375%, 5/01/30, 144A No Opt. Call N/R   746,895
1,685 5.250%, 5/01/43, 144A 5/33 at 100.00 N/R   1,670,526
Bridgewater North Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series 2022:
325 3.125%, 5/01/27, 144A No Opt. Call N/R   309,715
500 3.500%, 5/01/32, 144A No Opt. Call N/R   451,605
Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series 2021:
320 2.375%, 5/01/26 No Opt. Call N/R   302,538
405 2.850%, 5/01/31 No Opt. Call N/R   353,496
1,050 3.150%, 5/01/41 5/31 at 100.00 N/R   789,432
Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area Two Series 2022:
265 4.375%, 5/01/27, 144A No Opt. Call N/R   264,255
350 4.750%, 5/01/32, 144A No Opt. Call N/R   349,251
630 Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28,
144A
No Opt. Call N/R   633,074
8,960 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/47, (AMT)
10/27 at 100.00 A+   9,160,346
Buckhead Trails Community Development District, Manatee County
Florida, Special Assessment Bonds, 2022 Project Series 2022:
410 4.750%, 5/01/27, 144A No Opt. Call N/R   409,406
420 5.250%, 5/01/32, 144A No Opt. Call N/R   419,672
1,000 5.625%, 5/01/42, 144A 5/37 at 100.00 N/R   1,000,500
250 Bullfrog Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.750%, 11/01/28
11/27 at 100.00 N/R   252,842
1,230 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 4.750%, 7/01/24, 144A
No Opt. Call N/R   1,144,330
Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, Franklin Academy Projects, Series 2020:
370 4.000%, 12/15/23, 144A No Opt. Call N/R   368,598
380 4.000%, 12/15/24, 144A No Opt. Call N/R   375,432
300 4.000%, 12/15/25, 144A No Opt. Call N/R   293,169
355 5.000%, 12/15/26, 144A 7/26 at 100.00 N/R   355,288
330 5.000%, 12/15/27, 144A 7/26 at 100.00 N/R   330,267
350 5.000%, 12/15/28, 144A 7/26 at 100.00 N/R   350,381
365 5.000%, 12/15/29, 144A 7/26 at 100.00 N/R   364,588
510 5.000%, 12/15/30, 144A 7/26 at 100.00 N/R   508,730
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
AcadeMir Charter Schools, Series 2021A:
220 3.000%, 7/01/31, 144A No Opt. Call Ba2   191,574
165 4.000%, 7/01/41, 144A 7/31 at 100.00 Ba2   133,693
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
AcadeMir Charter Schools, Series 2021A-2:
500 2.500%, 7/01/31, 144A No Opt. Call Ba2   419,085
750 4.000%, 7/01/41, 144A 7/31 at 100.00 Ba2   607,695

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at Land O'Lakes Project, Series 2020A:
$ 375 3.000%, 12/15/29, 144A No Opt. Call Ba1   $ 341,464
645 5.000%, 12/15/39, 144A 12/30 at 100.00 Ba1   613,717
235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 3.250%, 6/01/31,
144A
No Opt. Call N/R   201,595
235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/41,
144A
6/31 at 100.00 N/R   212,518
3,245 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/45, 144A
12/28 at 100.00 N/R   2,646,622
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018:
900 5.900%, 8/15/28, 144A No Opt. Call N/R   918,378
515 6.100%, 8/15/38, 144A 8/28 at 100.00 N/R   524,667
1,320 Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A, 4.750%, 7/01/27, 144A
No Opt. Call Ba1   1,307,249
Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018:
5,064 7.000%, 6/01/28, 144A (7) No Opt. Call N/R   658,320
10,556 7.250%, 6/01/33, 144A (7) 6/28 at 100.00 N/R   1,372,245
1,450 7.500%, 6/01/48, 144A (7) 6/28 at 100.00 N/R   188,495
1,640 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 4.000%, 6/15/29, 144A
6/26 at 100.00 N/R   1,553,277
535 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 4.000%, 10/15/29, 144A
10/27 at 100.00 Ba1   509,213
450 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 4.000%, 10/15/29, 144A
10/27 at 100.00 Ba1   428,310
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds,
Elim Senior Housing, Inc. Project, Series 2017:
1,420 5.000%, 8/01/27, 144A 8/24 at 103.00 N/R   1,291,731
490 5.375%, 8/01/32, 144A 8/24 at 103.00 N/R   415,991
670 Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%,
11/01/29
11/26 at 100.00 N/R   682,958
Celebration Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2021:
130 2.250%, 5/01/26 No Opt. Call N/R   122,352
240 2.750%, 5/01/31 No Opt. Call N/R   207,262
Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2014:
185 4.750%, 5/01/24 No Opt. Call N/R   185,845
2,940 5.000%, 5/01/34 5/24 at 100.00 N/R   2,951,878
2,630 5.125%, 5/01/45 5/24 at 100.00 N/R   2,607,619
Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2017:
1,225 5.000%, 5/01/32 5/27 at 100.00 N/R   1,246,805
3,810 5.000%, 5/01/48 5/27 at 100.00 N/R   3,673,259
Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2021:
450 2.375%, 5/01/26 No Opt. Call N/R   425,475
1,090 3.000%, 5/01/31 No Opt. Call N/R   971,146

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2016:
$ 320 4.125%, 12/15/27 12/26 at 100.00 N/R   $ 319,530
500 4.500%, 12/15/32 12/26 at 100.00 N/R   501,005
Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2021:
230 2.750%, 5/01/26, 144A No Opt. Call N/R   220,209
250 2.750%, 5/01/29, 144A No Opt. Call N/R   228,243
255 3.000%, 5/01/42, 144A 5/31 at 100.00 N/R   191,961
Chaparral of Palm Bay Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2020A-1:
180 3.000%, 5/01/25 No Opt. Call N/R   175,635
620 3.250%, 5/01/31 5/30 at 100.00 N/R   555,334
Chapel Creek Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021 Project, Series 2021:
120 2.500%, 5/01/26, 144A No Opt. Call N/R   113,819
860 3.375%, 5/01/41, 144A 5/31 at 100.00 N/R   671,195
Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2019:
1,945 5.000%, 10/01/29, (AMT), 144A 10/27 at 100.00 N/R   1,967,192
2,500 5.000%, 10/01/34, (AMT), 144A 10/27 at 100.00 N/R   2,525,000
300 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series
2019, 4.000%, 6/15/29, 144A
No Opt. Call N/R   293,076
3,677 Collier County Industrial Development Authority, Florida, Continuing
Care Community Revenue Bonds, Arlington of Naples Project, Series
2014A, 7.000%, 5/15/24, 144A (7)
No Opt. Call N/R   404,452
585 Collier County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Gulf Coast Charter Academy South Project,
Series 2017A, 4.100%, 12/01/27, 144A
No Opt. Call N/R   561,928
260 Concord Station Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Refunding Subordinate
Lien Series 2016A-2, 4.125%, 5/01/26
No Opt. Call N/R   258,713
40 Connerton West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2 Phase 2, 4.625%, 5/01/28
No Opt. Call N/R   40,107
Copper Creek Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2019:
90 3.875%, 11/01/24, 144A No Opt. Call N/R   89,418
270 4.000%, 11/01/29, 144A No Opt. Call N/R   264,665
Coral Keys Homes Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series 2020:
105 2.750%, 5/01/25 No Opt. Call N/R   101,902
165 3.125%, 5/01/30 No Opt. Call N/R   154,098
1,000 Cordoba Ranch Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Refunding
Series 2021, 3.000%, 5/01/37
5/31 at 100.00 N/R   818,730
1,320 Corkscrew Farms Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2016,
4.250%, 11/01/27
No Opt. Call N/R   1,310,153
Corkscrew Farms Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2017:
170 3.750%, 11/01/23, 144A No Opt. Call N/R   169,679
705 4.500%, 11/01/28, 144A No Opt. Call N/R   705,190

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Creek Preserve Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019:
$ 315 3.875%, 11/01/24, 144A No Opt. Call N/R   $ 312,842
1,200 4.250%, 11/01/30, 144A 11/29 at 100.00 N/R   1,174,800
445 Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%,
11/01/27
No Opt. Call N/R   448,422
Creekview Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Phase 1 Project Series 2022:
735 3.875%, 5/01/27 No Opt. Call N/R   719,117
1,000 4.250%, 5/01/32 No Opt. Call N/R   957,440
2,455 4.625%, 5/01/42 5/32 at 100.00 N/R   2,243,845
Cross Creek North Community Development District, Clay County,
Florida, Special Assessment Bonds, Series 2018:
275 4.375%, 11/01/24, 144A No Opt. Call N/R   275,358
795 4.750%, 11/01/29, 144A No Opt. Call N/R   809,246
Cross Creek North Community Development District, Clay County,
Florida, Special Assessment Bonds, Series 2022:
405 3.400%, 5/01/27 No Opt. Call N/R   396,159
1,000 3.750%, 5/01/32 No Opt. Call N/R   969,210
400 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Senior Lien Series
2014A-1, 4.000%, 5/01/24
No Opt. Call BBB   397,264
Crystal Cay Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021:
135 2.250%, 5/01/26 No Opt. Call N/R   127,990
325 2.700%, 5/01/31 No Opt. Call N/R   287,365
855 3.050%, 5/01/41 5/31 at 100.00 N/R   695,867
1,735 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call N/R   1,533,844
Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bpnds, Series 2020A:
460 3.000%, 5/01/25, 144A No Opt. Call N/R   448,845
1,290 3.500%, 5/01/30, 144A No Opt. Call N/R   1,191,380
360 4.000%, 5/01/40, 144A 5/31 at 100.00 N/R   311,587
Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1 Project, Series 2020:
160 2.625%, 5/01/25, 144A No Opt. Call N/R   155,223
295 3.250%, 5/01/30, 144A No Opt. Call N/R   269,559
540 Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020,
4.000%, 5/01/40, 144A
5/32 at 100.00 N/R   469,071
Cypress Preserve Community Development District, Pasco County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2019:
955 3.750%, 11/01/31 11/29 at 100.00 N/R   883,365
1,670 4.000%, 11/01/39 11/29 at 100.00 N/R   1,461,868
Deerbrook Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023:
345 4.375%, 5/01/30, 144A No Opt. Call N/R   343,972
1,000 5.250%, 5/01/43, 144A 5/33 at 100.00 N/R   993,830
Del Webb Oak Creek Community Development District, Lee County,
Florida, Special Assessment Bonds, 2023 Project, Series 2023:
500 4.125%, 5/01/30 No Opt. Call N/R   498,795
1,070 5.000%, 5/01/43 5/33 at 100.00 N/R   1,057,984

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 720 Downden West Community Development District, Florida, Revenue
Bonds Series 2018, 4.850%, 5/01/29, 144A
No Opt. Call N/R   $ 730,555
2,535 Durbin Crossing Community Development District, Florida, Special
Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%,
5/01/32 - AGM Insured
5/27 at 100.00 AA   2,757,167
DW Bayview Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Assessment Area
Series 2022:
145 4.300%, 5/01/27 No Opt. Call N/R   143,660
175 4.500%, 5/01/32 No Opt. Call N/R   171,288
Eagle Pointe Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2020 Project Assessment Area
Series 2020:
160 3.000%, 5/01/25, 144A No Opt. Call N/R   156,093
575 3.625%, 5/01/31, 144A 5/30 at 100.00 N/R   528,563
East 547 Community Development District, Florida, Special Assessment
Bonds, Area 1 Series 2021:
95 2.500%, 5/01/26 No Opt. Call N/R   90,058
245 3.000%, 5/01/31 No Opt. Call N/R   215,649
635 3.300%, 5/01/41 5/31 at 100.00 N/R   487,217
345 East Bonita Beach Road Community Development District, Bonita
Springs, Florida, Special Assessment Bonds, Area 1 Series 2018,
4.375%, 11/01/29, 144A
11/28 at 100.00 N/R   345,238
East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019:
110 3.750%, 11/01/24 No Opt. Call N/R   109,296
280 4.125%, 11/01/29 No Opt. Call N/R   276,307
East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2018:
90 4.250%, 5/01/24 No Opt. Call N/R   89,937
505 4.600%, 5/01/29 No Opt. Call N/R   509,656
East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2021:
325 2.400%, 5/01/26 No Opt. Call N/R   307,161
500 3.000%, 5/01/31 No Opt. Call N/R   439,800
1,270 3.500%, 5/01/41 5/31 at 100.00 N/R   1,002,157
Eden Hills Community Development District, Lake Alfred, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2020:
55 2.750%, 5/01/25 No Opt. Call N/R   53,500
110 3.250%, 5/01/30 No Opt. Call N/R   103,790
Edgewater East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2021:
325 2.500%, 5/01/26 No Opt. Call N/R   306,348
800 3.100%, 5/01/31 No Opt. Call N/R   707,752
2,000 3.600%, 5/01/41 5/31 at 100.00 N/R   1,591,740
Entrada Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021:
190 2.125%, 5/01/26, 144A No Opt. Call N/R   177,872
370 2.625%, 5/01/31, 144A No Opt. Call N/R   315,296
Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
240 4.500%, 11/01/23, 144A No Opt. Call N/R   240,158
1,690 5.000%, 11/01/29, 144A No Opt. Call N/R   1,716,854

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021:
$ 375 3.000%, 5/01/31 No Opt. Call N/R   $ 330,491
740 3.500%, 5/01/41 5/31 at 100.00 N/R   581,041
Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2021A:
320 2.450%, 11/01/26, 144A No Opt. Call N/R   299,971
650 3.100%, 11/01/31, 144A No Opt. Call N/R   572,806
1,610 3.400%, 11/01/41, 144A 11/31 at 100.00 N/R   1,238,251
495 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28
11/27 at 100.00 N/R   499,212
Epperson Ranch II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2018A-1:
110 4.250%, 5/01/24, 144A No Opt. Call N/R   109,828
280 5.000%, 5/01/30, 144A 5/29 at 100.00 N/R   282,736
240 Esplanade Lake Club Community Development District, Lee County,
Florida, Capital Improvement Bonds, Series 2019A-2, 3.625%,
11/01/30
11/29 at 100.00 N/R   220,651
560 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%,
11/01/26
No Opt. Call N/R   574,476
Evergreen Community Development District, Florida, Special
Assessment Bonds, Series 2019:
145 4.125%, 11/01/24, 144A No Opt. Call N/R   144,494
500 4.250%, 11/01/29, 144A No Opt. Call N/R   496,485
350 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.000%, 5/01/40
5/30 at 100.00 N/R   302,960
260 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2017A, 5.000%, 6/15/27, 144A
6/26 at 100.00 N/R   258,981
225 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2018A, 5.000%, 6/15/28, 144A
6/26 at 100.00 N/R   223,826
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Cornerstone Charter Schools Project, Series 2022:
930 5.000%, 10/01/32, 144A 10/29 at 100.00 BB+   940,853
2,105 5.000%, 10/01/42, 144A 10/29 at 100.00 BB+   2,002,466
1,630 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A, 5.000%, 6/15/31, 144A
6/29 at 102.00 N/R   1,594,433
360 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2014A, 5.750%, 7/01/24
No Opt. Call N/R   360,950
630 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2017A, 5.000%, 7/01/27, 144A
No Opt. Call N/R   616,865
3,280 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C, 5.150%, 7/01/27, 144A
No Opt. Call N/R   3,283,674
600 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Dreamers Academy Project, Taxable Series 2022B,
5.250%, 1/15/28, 144A
No Opt. Call N/R   551,340

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Global Outreach Charter Academy, Series 2021A:
$ 625 4.000%, 6/30/36, 144A 6/28 at 100.00 Ba3   $ 538,269
765 4.000%, 6/30/41, 144A 6/28 at 100.00 Ba3   616,888
930 4.000%, 6/30/46, 144A 6/28 at 100.00 Ba3   706,307
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Innovation Montessori Ocoee Projects, Taxable Series
2022A:
1,370 5.000%, 7/01/32, 144A No Opt. Call Ba2   1,285,827
3,135 5.375%, 7/01/42, 144A 7/32 at 100.00 Ba2   2,838,931
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
430 5.000%, 6/15/24, 144A No Opt. Call N/R   422,823
3,750 5.625%, 6/15/29, 144A 6/24 at 100.00 N/R   3,451,200
3,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Parrish Charter Academy Inc Series 2023A, 6.250%,
4/23/58, (Mandatory Put 6/15/28), 144A
6/27 at 100.00 N/R   2,957,370
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A:
905 5.000%, 6/15/25, 144A No Opt. Call N/R   900,674
4,900 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R   4,910,829
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A:
1,750 5.750%, 6/15/29, 144A 6/24 at 100.00 N/R   1,768,007
1,510 6.000%, 6/15/34, 144A 6/24 at 100.00 N/R   1,527,320
470 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 4.000%, 9/15/30, 144A
9/27 at 100.00 N/R   430,638
1,140 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A, 5.125%, 6/15/26, 144A
No Opt. Call N/R   1,143,739
Florida Development Finance Corporation, Educational Facilities
Revenue Refunding Bonds, Central Charter School, Series 2022:
455 5.000%, 8/15/32, 144A No Opt. Call N/R   451,692
700 5.250%, 8/15/37, 144A 8/32 at 100.00 N/R   670,348
67,675 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   67,226,991
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
53,520 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 7/23 at 101.00 N/R   53,336,427
101,970 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 7/23 at 102.00 N/R   98,407,168
74,985 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 7/23 at 102.00 N/R   72,000,597
31,200 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
7/23 at 101.00 N/R   30,708,600
101,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
7/23 at 103.00 N/R   103,241,740
500 Florida Development Finance Corporation, Revenue Bonds, IPS Florida
LLC-Idea Florida, Inc. Jacksonville IV, Series 2022, 5.250%, 6/15/29,
144A
6/27 at 100.00 N/R   495,210

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Senior Living Revenue
Bonds, Glenridge on Palmer Ranch Project, Refunding Series 2021:
$ 275 5.000%, 6/01/31, 144A 6/28 at 103.00 N/R   $ 264,561
225 5.000%, 6/01/35, 144A 6/28 at 103.00 N/R   208,751
675 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2015-1, 3.750%, 7/01/35
1/25 at 100.00 Aaa   665,807
605 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%,
11/01/27
11/26 at 100.00 N/R   605,756
635 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.000%, 11/01/27
11/24 at 100.00 N/R   647,014
245 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R   245,081
525 Forest Brooke Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27
No Opt. Call N/R   527,567
70 Glen St Johns Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38
7/23 at 100.00 N/R   70,024
Gracewater Sarasota Community Development District, Sarasota
County, Florida, Capital Improvement Revenue Bonds, Series 2021:
355 2.400%, 5/01/26, 144A No Opt. Call N/R   335,514
665 2.950%, 5/01/31, 144A No Opt. Call N/R   582,620
530 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 4.250%, 5/01/26
No Opt. Call N/R   531,208
740 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement Bonds,
Assessment Area Two Phase 1 Project, Series 2014A-1, 5.250%,
5/01/28
5/24 at 100.00 N/R   745,210
960 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement Bonds,
Assessment Area Two Project, Refunding Series 2014A-2, 5.875%,
5/01/28
5/24 at 100.00 N/R   971,328
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Assessment Area 3, Series 2021:
165 2.625%, 11/01/26, 144A No Opt. Call N/R   154,704
220 3.200%, 11/01/31, 144A No Opt. Call N/R   195,019
560 3.500%, 11/01/41, 144A 11/31 at 100.00 N/R   437,158
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Series 2019A:
190 3.750%, 11/01/24 No Opt. Call N/R   188,471
545 4.125%, 11/01/29 No Opt. Call N/R   537,446
610 Grove Resort Community Development District, Orange County,
Florida, Special Assessment Revenue Bonds, Series 2017A, 5.000%,
11/01/28
No Opt. Call N/R   621,749
110 Gulfstream Polo Community Development District, Palm Beach County,
Florida, Special Assessment Bonds, Phase 1 Project, Series 2017,
4.000%, 11/01/27
No Opt. Call N/R   108,947
270 Hacienda Lakes Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2016, 4.500%, 5/01/36
5/26 at 100.00 N/R   258,992
Hammock Oaks Community Development District, Florida, Special
Assessment Revenue Bonds, Area One Series 2023:
200 4.875%, 5/01/30, 144A No Opt. Call N/R   201,378
750 5.625%, 5/01/43, 144A 5/33 at 100.00 N/R   761,520

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Hammock Reserve Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, Area 2 Project, Series
2021:
$ 120 2.375%, 5/01/26 No Opt. Call N/R   $ 113,745
205 3.000%, 5/01/31 No Opt. Call N/R   182,194
515 3.375%, 5/01/41 5/31 at 100.00 N/R   410,321
Hammock Reserve Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, Area 3 Project, Series
2022:
440 4.200%, 5/01/27, 144A No Opt. Call N/R   435,772
535 4.400%, 5/01/32, 144A No Opt. Call N/R   528,441
1,500 4.700%, 5/01/42, 144A 5/32 at 100.00 N/R   1,396,860
1,485 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding Series
2014, 5.000%, 5/01/25
5/24 at 100.00 N/R   1,491,430
Harmony West Community Development District, Osceloa County,
Florida, Special Asssessment Revenue Bonds, Assessment Area 1,
Series 2018:
75 4.125%, 5/01/24, 144A No Opt. Call N/R   75,003
425 4.750%, 5/01/29, 144A No Opt. Call N/R   432,433
485 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2019,
3.500%, 11/01/30
11/29 at 100.00 N/R   447,946
150 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2, Series 2019,
3.625%, 11/01/30
11/29 at 100.00 N/R   139,689
1,740 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2017, 4.000%, 1/01/28
1/27 at 100.00 N/R   1,720,094
655 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 4.500%, 1/01/28
No Opt. Call N/R   658,923
110 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 4.625%, 11/01/24
No Opt. Call N/R   110,234
695 Heritage Harbour North Community Development District, Florida,
Capital Improvement Revenue Bond, Refunding Series 2017A-1,
5.000%, 5/01/27 - AGM Insured
No Opt. Call AA   739,285
Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1:
155 4.125%, 11/01/24, 144A No Opt. Call N/R   154,715
450 4.500%, 11/01/29, 144A No Opt. Call N/R   452,682
Hidden Creek North Community Development District, Florida, Special
Assessment Bonds, 2019 Project, Series 2019A-1:
245 3.500%, 11/01/24 No Opt. Call N/R   242,773
845 4.000%, 11/01/30 11/29 at 100.00 N/R   816,870
245 Highland Meadows II Community Development District, Davenport,
Polk County, Florida, Special Assessment Revenue Bonds, Assessment
Area 7/7A Project, Series 2019, 3.875%, 11/01/31
11/29 at 100.00 N/R   230,567
Highland Meadows West Community Development District, Haines
City, Florida, Special Assessment Bonds, Area 2 Project, Series 2020A:
210 3.250%, 5/01/31 5/30 at 100.00 N/R   188,097
420 3.625%, 5/01/40 5/30 at 100.00 N/R   342,296
150 Highland Meadows West Community Development District, Haines
City, Florida, Special Assessment Bonds, Area 3 Project, Series 2020A,
3.625%, 5/01/40
5/30 at 100.00 N/R   122,249

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Highland Meadows West Community Development District, Haines
City, Florida, Special Assessment Bonds, Series 2019:
$ 120 4.000%, 11/01/24, 144A No Opt. Call N/R   $ 119,588
540 4.125%, 11/01/29, 144A No Opt. Call N/R   533,040
Highlands Community Development District, Hillborough County,
Florida, Special Assessment Bonds, Assessment Area 4 Project, Series
2018:
40 4.250%, 6/15/24, 144A No Opt. Call N/R   40,037
245 4.750%, 6/15/29, 144A No Opt. Call N/R   248,246
2,200 Highlands Community Development District, Hillborough County,
Florida, Special Assessment Bonds, Refunding Series 2016, 4.250%,
5/01/31
5/26 at 100.00 BBB   2,196,590
225 Hunter's Ridge Community Development District 1, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series 2019,
4.250%, 11/01/29, 144A
No Opt. Call N/R   222,836
33 Islands at Doral III Community Development District, Doral, Florida,
Special Assessment Bonds, Expanded Area Project, Series 2014,
4.750%, 5/01/25
5/24 at 100.00 N/R   33,098
2,500 Islands at Doral III Community Development District, Doral, Florida,
Special Assessment Bonds, Refunding Series 2013, 4.125%, 5/01/35
7/23 at 100.00 A-   2,499,900
375 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2015, 4.375%,
11/01/25
No Opt. Call N/R   375,210
270 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 4.000%,
11/01/27
No Opt. Call N/R   266,903
80 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%,
11/01/24
No Opt. Call N/R   80,181
Kindred Community Development District II, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2021:
165 2.200%, 5/01/26 No Opt. Call N/R   155,077
235 2.700%, 5/01/31 No Opt. Call N/R   202,105
230 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26
No Opt. Call N/R   228,648
370 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27
No Opt. Call N/R   366,996
Kingman Gate Community Development District, Homestead, Florida,
Special Assessment Bonds, Project 2021 Series 2021:
120 2.500%, 6/15/26 No Opt. Call N/R   114,403
250 3.125%, 6/15/31 No Opt. Call N/R   231,040
750 3.600%, 6/15/41 6/31 at 100.00 N/R   640,095
470 Lake Ashton Community Development District, Polk County, Florida,
Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%,
5/01/25
No Opt. Call N/R   474,531
3,000 Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at
Waterman Village Project, Series 2020A, 5.500%, 8/15/40
8/27 at 103.00 N/R   2,727,240
Lake County, Florida, Educational Facilities Revenue Bonds, Imagine
South Lake Charter School Project, Series 2019A:
400 5.000%, 1/15/29, 144A No Opt. Call N/R   403,232
550 5.000%, 1/15/39, 144A 7/29 at 100.00 N/R   523,726
Lake Deer Community Development District, Polk County Florida,
Special Assessment Revenue Bonds, Series 2022:
575 4.500%, 5/01/27 No Opt. Call N/R   567,818

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 670 5.000%, 5/01/32 No Opt. Call N/R   $ 657,779
1,680 5.500%, 5/01/42 5/37 at 100.00 N/R   1,650,869
670 Lakes by the Bay South Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24
No Opt. Call N/R   674,489
240 Lakeside Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25
No Opt. Call N/R   241,070
550 Lakeside Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2018, 4.600%, 5/01/28
No Opt. Call N/R   554,208
Lakeside Preserve Community Development District, Lakeland, Florida,
Special Assessment Bonds, Series 2019:
25 3.875%, 5/01/24 No Opt. Call N/R   24,902
145 4.250%, 5/01/29 No Opt. Call N/R   144,313
Lakewood Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2021:
100 2.625%, 5/01/26 No Opt. Call N/R   94,973
120 3.200%, 5/01/31 No Opt. Call N/R   108,192
325 3.625%, 5/01/41 5/31 at 100.00 N/R   261,085
420 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27,
144A
No Opt. Call N/R   421,487
275 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 3.875%,
5/01/29
No Opt. Call N/R   267,206
Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Star Farms at Lakewood Ranch Project, Series 2021:
140 2.300%, 5/01/26, 144A No Opt. Call N/R   132,343
210 2.700%, 5/01/31, 144A No Opt. Call N/R   180,978
560 Landings at Miami Coummunity Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2018, 4.125%,
11/01/28, 144A
No Opt. Call N/R   555,044
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2007A:
2,965 5.250%, 6/15/27 7/23 at 100.00 BB   2,912,786
5,000 5.375%, 6/15/37 7/23 at 100.00 BB   4,825,250
1,710 Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Cypress Cove at HealthPark Florida, Inc.
Project Temps-80,Series 2022B-1, 3.750%, 10/01/27
10/23 at 100.00 BB+   1,639,873
Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A:
325 5.000%, 12/01/27, 144A 7/23 at 105.00 N/R   292,260
210 5.375%, 12/01/32, 144A 7/23 at 105.00 N/R   172,330
Leomas Landing Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2021:
115 2.400%, 5/01/26 No Opt. Call N/R   108,688
155 2.950%, 5/01/31 No Opt. Call N/R   136,076
320 3.350%, 5/01/41 5/31 at 100.00 N/R   246,733
LTC Rance Residential Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Assessment Area 1 Project,
Series 2021A:
300 2.500%, 5/01/26 No Opt. Call N/R   284,166
700 3.125%, 5/01/31 No Opt. Call N/R   620,515
2,000 3.450%, 5/01/41 5/31 at 100.00 N/R   1,568,280

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 4,445 LTC Rance Residential Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Assessment Area 1 Project,
Series 2021B, 3.250%, 5/01/31
7/23 at 100.00 N/R   $ 3,981,387
Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019:
60 3.800%, 5/01/24 No Opt. Call N/R   59,730
415 4.000%, 5/01/29 No Opt. Call N/R   407,837
Magic Place Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2019:
345 3.625%, 5/01/24 No Opt. Call N/R   342,965
2,385 3.875%, 5/01/30 No Opt. Call N/R   2,256,782
270 Majorca Isles Community Development District, Mianmi Gardens,
Florida, Special Assessment Bonds, Series 2015, 5.000%, 5/01/25
No Opt. Call N/R   272,673
900 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 4.250%, 5/01/29
5/28 at 100.00 N/R   896,841
650 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter
School Inc Project, Series 2020A, 4.250%, 6/01/30, 144A
6/26 at 103.00 Ba2   590,882
1,345 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.250%, 7/01/27, 144A
No Opt. Call N/R   1,339,728
Miami Health Facilities Authority, Florida, Health Facilities Revenue
Bonds, Miami Jewish Health System Inc. Project, Series 2017:
600 5.000%, 7/01/25 No Opt. Call BB+   583,356
1,000 5.000%, 7/01/28 7/27 at 100.00 BB+   941,850
1,000 5.000%, 7/01/29 7/27 at 100.00 BB+   928,940
1,315 5.000%, 7/01/30 7/27 at 100.00 BB+   1,209,129
1,605 5.000%, 7/01/31 7/27 at 100.00 BB+   1,461,545
695 5.000%, 7/01/32 7/27 at 100.00 BB+   625,834
3,145 Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017, 4.750%,
11/01/27
No Opt. Call N/R   3,188,558
12,835 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005D, 5.170%, 7/01/33 - AMBAC Insured (1-Month
LIBOR reference rate + 1.050% spread), (UB) (4),(5)
No Opt. Call BBB+   12,885,057
12,830 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005E, 5.170%, 7/01/34 - AMBAC Insured (1-Month
LIBOR reference rate + 1.050% spread), (UB) (4),(5)
No Opt. Call BBB+   12,888,248
7,400 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Edison Tower Apartments, Series 2022A,
6.000%, 11/01/52, 144A
11/36 at 100.00 N/R   7,583,668
13,600 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Edison Tower Apartments, Series 2022B,
5.000%, 11/01/26, 144A
No Opt. Call N/R   13,636,040
13,015 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Mortgage Revenue Bonds, Wynwood Works, Series 2023B, 5.780%,
6/01/27, (Mandatory Put 6/01/26), 144A
No Opt. Call N/R   13,049,750
260 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Project, Series 2014, 5.000%,
9/15/24
No Opt. Call BBB   261,056
400 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A,
5.000%, 9/15/25, 144A
No Opt. Call N/R   397,268

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Miami-Dade County Industrual Development Authority, Florida,
Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/32
1/28 at 100.00 BBB-   $ 1,021,020
850 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 5.000%, 10/01/34
10/31 at 100.00 A+   972,910
Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022:
500 5.200%, 5/01/27, 144A No Opt. Call N/R   507,930
1,105 5.450%, 5/01/32, 144A 11/30 at 100.00 N/R   1,156,173
2,620 5.850%, 5/01/37, 144A 11/30 at 100.00 N/R   2,745,105
3,570 6.100%, 5/01/42, 144A 11/30 at 100.00 N/R   3,736,719
Midtown Miami Community Development District, Florida, Special
Assessment Revenue Bonds, Infrastrusture Project, Refunding Series
2014B:
865 4.250%, 5/01/24 7/23 at 100.00 N/R   864,740
2,620 5.000%, 5/01/29 7/23 at 100.00 N/R   2,619,974
125 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29
No Opt. Call N/R   127,206
2,110 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
7/23 at 100.00 N/R   2,110,253
Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021:
510 2.500%, 5/01/26 No Opt. Call N/R   483,342
765 3.125%, 5/01/31 No Opt. Call N/R   678,394
2,745 3.500%, 5/01/41 5/31 at 100.00 N/R   2,152,657
1,505 Miromar Lakes Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2015,
5.000%, 5/01/28
5/25 at 100.00 N/R   1,522,353
420 Naples Reserve Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25
11/24 at 100.00 N/R   423,003
535 Naples Reserve Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2018, 4.625%, 11/01/29,
144A
11/28 at 100.00 N/R   539,644
North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2021:
160 2.625%, 5/01/26 No Opt. Call N/R   152,160
320 3.125%, 5/01/31 No Opt. Call N/R   285,014
North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021A:
245 2.625%, 5/01/26, 144A No Opt. Call N/R   232,995
370 3.250%, 5/01/31, 144A No Opt. Call N/R   332,530
800 3.550%, 5/01/41, 144A 5/31 at 100.00 N/R   635,832
North Boulevard Community Development District, Haines, Polk
County, Florida, Special Assessment Bonds, Series 2019:
65 4.250%, 11/01/24 No Opt. Call N/R   64,901
305 4.750%, 11/01/29 No Opt. Call N/R   308,123
North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2019:
120 3.625%, 5/01/24 No Opt. Call N/R   119,292
810 4.000%, 5/01/30 5/29 at 100.00 N/R   785,327
North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 2, Series 2021:
295 2.450%, 11/01/26 No Opt. Call N/R   275,282
500 3.000%, 11/01/31 No Opt. Call N/R   436,765
1,585 3.375%, 11/01/41 11/31 at 100.00 N/R   1,228,058

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2020:
$ 265 2.625%, 5/01/25 No Opt. Call N/R   $ 256,223
490 3.125%, 5/01/30 No Opt. Call N/R   442,764
North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2022:
230 4.750%, 5/01/27, 144A No Opt. Call N/R   229,586
295 5.250%, 5/01/32, 144A No Opt. Call N/R   293,537
1,850 North Springs Improvement District, Browaard County, Florida, Special
Assessment Bonds, Area C, Series 2017, 4.000%, 5/01/28
No Opt. Call N/R   1,830,705
1,465 North Springs Improvement District, Broward County, Florida, Special
Assessment Bonds, Parkland Bay Unit Area, Series 2018, 4.250%,
5/01/28, 144A
No Opt. Call N/R   1,464,282
1,100 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 2C, Series 2014,
4.500%, 8/01/24
No Opt. Call N/R   1,102,420
1,400 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 2C, Series 2017,
5.000%, 8/01/32
8/27 at 100.00 N/R   1,423,828
1,545 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2015,
4.650%, 8/01/25
No Opt. Call N/R   1,551,829
Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2018A:
370 4.500%, 8/01/24 No Opt. Call N/R   370,518
1,100 4.875%, 8/01/29 No Opt. Call N/R   1,122,297
Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2021:
930 2.300%, 8/01/26 No Opt. Call N/R   874,079
1,310 2.875%, 8/01/31 No Opt. Call N/R   1,140,722
235 Oaks Shady Creek Community Development District, Florida, Special
Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R   234,673
285 Old Hickory Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2020, 3.000%, 6/15/30
No Opt. Call N/R   262,468
490 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25
No Opt. Call N/R   491,049
Osceola Village Center Community Development District, Florida,
Special Assessment Bonds, 2021 Project, Series 2021:
65 2.375%, 5/01/26, 144A No Opt. Call N/R   61,439
175 2.875%, 5/01/31, 144A No Opt. Call N/R   152,789
370 3.300%, 5/01/41, 144A 5/31 at 100.00 N/R   283,531
775 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Lifespace Community Inc., Series 2015C, 5.000%, 5/15/27
5/25 at 100.00 BBB   731,763
Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022:
200 4.000%, 6/01/26 No Opt. Call N/R   195,014
1,250 4.000%, 6/01/31 6/27 at 103.00 N/R   1,155,250
915 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project,
Series 2019A, 5.000%, 4/01/29, 144A
No Opt. Call Ba1   933,684
775 Palm Glades Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27
No Opt. Call BBB-   767,366

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021:
$ 295 2.400%, 11/01/26, 144A No Opt. Call N/R   $ 271,294
820 2.875%, 11/01/31, 144A No Opt. Call N/R   698,066
1,615 3.150%, 11/01/41, 144A 11/31 at 100.00 N/R   1,192,903
Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020:
130 3.100%, 5/01/25 No Opt. Call N/R   127,072
335 3.375%, 5/01/30 No Opt. Call N/R   306,981
Parkland Preserve Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series 2019A:
60 4.500%, 5/01/24 No Opt. Call N/R   60,071
815 4.750%, 5/01/30 No Opt. Call N/R   820,387
Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2023:
505 4.000%, 5/01/30 No Opt. Call N/R   493,178
1,540 5.125%, 5/01/43 5/33 at 100.00 N/R   1,501,515
Parrish Plantation Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series
2021:
335 3.125%, 5/01/31 No Opt. Call N/R   299,128
1,000 3.500%, 5/01/41 5/31 at 100.00 N/R   797,960
Peace Creek Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Area One Series 2023:
500 4.250%, 6/15/30, 144A No Opt. Call N/R   500,915
1,475 5.125%, 6/15/43, 144A 6/33 at 100.00 N/R   1,483,511
7,355 Pine Island Community Development District, Florida, Special
Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35
7/23 at 100.00 N/R   7,379,051
Pine Isle Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2021:
165 2.375%, 12/15/26, 144A No Opt. Call N/R   155,333
230 3.000%, 12/15/31, 144A No Opt. Call N/R   208,856
8,165 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021,
7.000%, 1/01/57, 144A
7/23 at 108.00 N/R   7,781,572
225 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc., Project, Series 2019,
5.000%, 7/01/39
7/29 at 100.00 N/R   226,501
265 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%,
5/01/30
5/27 at 100.00 N/R   272,290
Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Inc Project, Series 2021A:
1,050 4.000%, 9/01/36 9/27 at 103.00 BBB   922,719
1,215 4.000%, 9/01/41 9/27 at 103.00 BBB   990,322
Preserve at South Branch Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Phase 3 Series
2021:
150 2.500%, 5/01/26 No Opt. Call N/R   143,344
350 3.000%, 5/01/31 No Opt. Call N/R   319,596
750 3.500%, 5/01/41 5/31 at 100.00 N/R   629,272

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Ranches at Lake McLeod Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Assessment Area
1 Series 2023:
$ 175 4.625%, 6/15/30, 144A No Opt. Call N/R   $ 175,590
620 5.250%, 6/15/43, 144A 6/33 at 100.00 N/R   622,362
285 Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R   284,607
1,635 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%,
5/01/25
No Opt. Call N/R   1,667,438
Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Series 2021:
235 2.400%, 5/01/26 No Opt. Call N/R   223,003
70 2.850%, 5/01/31 No Opt. Call N/R   61,767
195 3.150%, 5/01/41 5/31 at 100.00 N/R   151,981
360 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement
Series 2015, 4.250%, 5/01/25
No Opt. Call N/R   360,029
760 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28
11/26 at 100.00 N/R   762,964
1,030 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 4 Project, Series 2017, 4.250%, 11/01/28,
144A
11/27 at 100.00 N/R   1,031,669
Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022:
225 3.000%, 5/01/24, 144A No Opt. Call N/R   222,626
225 3.000%, 5/01/25, 144A No Opt. Call N/R   220,120
285 3.000%, 5/01/26, 144A No Opt. Call N/R   276,407
290 3.000%, 5/01/27, 144A No Opt. Call N/R   276,811
400 3.000%, 5/01/28, 144A No Opt. Call N/R   377,552
425 3.000%, 5/01/29, 144A No Opt. Call N/R   395,913
455 3.000%, 5/01/30, 144A No Opt. Call N/R   414,200
440 3.000%, 5/01/31, 144A No Opt. Call N/R   394,773
1,305 3.000%, 5/01/36, 144A 5/32 at 100.00 N/R   1,093,094
Reunion West Community Development District, Osceola County,
Florida, Special Assessment Bonds, Area 5 Project, Series 2019:
70 3.750%, 5/01/24 No Opt. Call N/R   69,735
500 4.000%, 5/01/30 5/29 at 100.00 N/R   486,270
Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2022:
100 2.600%, 5/01/27 No Opt. Call N/R   95,012
195 3.000%, 5/01/32 No Opt. Call N/R   176,811
495 3.300%, 5/01/42 5/32 at 100.00 N/R   395,183
River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021:
305 2.375%, 5/01/26 No Opt. Call N/R   288,057
350 3.000%, 5/01/31 No Opt. Call N/R   307,860
1,000 3.375%, 5/01/41 5/31 at 100.00 N/R   777,530
River Hall Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2021A-1:
1,000 3.000%, 5/01/31 No Opt. Call N/R   885,500
1,000 3.000%, 5/01/36 5/31 at 100.00 N/R   798,790
River Hall Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2021A-2:
1,000 3.000%, 5/01/31 No Opt. Call N/R   885,500
1,000 3.000%, 5/01/36 5/31 at 100.00 N/R   798,790

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 475 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 4.375%, 5/01/28
No Opt. Call N/R   $ 476,211
Rivers Edge II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021:
150 2.400%, 5/01/26 No Opt. Call N/R   141,767
300 3.000%, 5/01/31 No Opt. Call N/R   263,880
1,040 3.500%, 5/01/41 5/31 at 100.00 N/R   815,578
Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021:
155 2.400%, 5/01/26, 144A No Opt. Call N/R   146,452
300 3.000%, 5/01/31, 144A No Opt. Call N/R   264,474
780 3.500%, 5/01/41, 144A 5/31 at 100.00 N/R   611,231
270 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26
No Opt. Call N/R   271,933
Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1:
285 3.875%, 5/01/30 No Opt. Call N/R   268,974
805 4.625%, 5/01/40 5/30 at 100.00 N/R   745,366
1,885 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.250%, 11/01/28
11/27 at 100.00 N/R   1,928,449
Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018:
100 4.375%, 11/01/23, 144A No Opt. Call N/R   100,034
640 4.875%, 11/01/28, 144A No Opt. Call N/R   650,483
Rolling Oaks Community Development District, Osceola County,
Florida, Special Assessment Bonds, 2022 Assessment Area, Series
2022:
235 5.625%, 5/01/29, 144A No Opt. Call N/R   238,224
830 6.250%, 5/01/42, 144A 5/33 at 100.00 N/R   856,959
165 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2014, 6.125%, 11/01/27
11/24 at 100.00 N/R   168,821
500 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017, 4.250%, 11/01/28,
144A
11/27 at 100.00 N/R   498,520
1,000 Saint Augustine Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022, 5.375%, 6/15/42
6/33 at 100.00 N/R   1,006,850
10,650 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021B, 2.720%, 10/01/24,
(Mandatory Put 4/01/24), 144A
4/24 at 100.00 N/R   10,342,535
Saltmeadows Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series
2022:
160 4.625%, 5/01/29 No Opt. Call N/R   160,755
1,000 5.250%, 5/01/42 5/33 at 100.00 N/R   997,550
Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2023 Project Series 2023:
715 4.875%, 5/01/30, 144A No Opt. Call N/R   715,794
2,360 5.500%, 5/01/43, 144A 5/33 at 100.00 N/R   2,340,081
1,160 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.125%, 5/01/41, 144A
5/31 at 100.00 N/R   991,150

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Scenic Terrace South Community Development District, Lake Hamilton,
Florida, Special Assessment Revenue Bonds, Series 2022 Project, Series
2022:
$ 515 3.750%, 5/01/27, 144A No Opt. Call N/R   $ 501,795
875 4.125%, 5/01/32, 144A No Opt. Call N/R   836,815
Seaton Creek Reserve Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2023:
250 4.625%, 6/15/30, 144A , (WI/DD) No Opt. Call N/R   250,832
825 5.250%, 6/15/43, 144A , (WI/DD) 6/33 at 100.00 N/R   828,127
Sedona Point Community Development District, Florida, Special
Assessment Bonds, Project Series 2023:
275 4.125%, 6/15/30 No Opt. Call N/R   273,842
825 5.000%, 6/15/43 6/33 at 100.00 N/R   822,905
Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A:
5,000 5.000%, 11/15/29 11/26 at 103.00 N/R   4,545,800
2,000 5.250%, 11/15/39 11/26 at 103.00 N/R   1,641,740
5,200 5.500%, 11/15/49 11/26 at 103.00 N/R   4,041,180
1,500 5.750%, 11/15/54 11/26 at 103.00 N/R   1,189,080
170 Shell Point Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Refunding Series 2019, 4.000%,
11/01/24, 144A
No Opt. Call N/R   169,208
Sherwood Manor Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Area One, Series
2018:
65 4.000%, 11/01/23, 144A No Opt. Call N/R   64,949
540 4.625%, 11/01/29, 144A No Opt. Call N/R   544,741
Shingle Creek at Branson Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series 2021:
310 2.500%, 6/15/26 No Opt. Call N/R   293,130
500 3.100%, 6/15/31 No Opt. Call N/R   445,570
255 Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1,
5.000%, 11/01/28, 144A
No Opt. Call N/R   258,550
75 Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27,
144A
No Opt. Call N/R   75,617
205 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series
2015, 4.375%, 5/01/25
5/24 at 101.00 N/R   205,170
Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series
2017A:
195 3.625%, 11/01/23 No Opt. Call N/R   194,554
1,125 4.500%, 11/01/28 11/27 at 100.00 N/R   1,131,266
Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 3B, Refunding
Series 2021:
175 2.500%, 5/01/26 No Opt. Call N/R   165,279
325 3.100%, 5/01/31 No Opt. Call N/R   287,963
1,000 3.400%, 5/01/41 5/31 at 100.00 N/R   772,860
485 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016,
4.750%, 11/01/28
11/27 at 100.00 N/R   490,175

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,145 Solterra Resort Community Development District, Polk County, Florida,
Special Assessment Bonds, Series 2018, 4.750%, 5/01/29
No Opt. Call N/R   $ 1,158,648
South Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area 1 Series 2021:
95 2.375%, 6/15/26 No Opt. Call N/R   90,198
175 2.875%, 6/15/31 No Opt. Call N/R   157,484
500 3.250%, 6/15/41 6/31 at 100.00 N/R   400,705
700 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29
5/27 at 100.00 N/R   711,837
South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2018:
105 4.000%, 5/01/24 No Opt. Call N/R   104,788
595 4.625%, 5/01/29 5/28 at 100.00 N/R   600,813
195 South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2,
4.350%, 5/01/26
No Opt. Call N/R   195,123
1,925 Southeast Overtown/Park West Community Redevelopement Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%,
3/01/24, 144A
No Opt. Call BBB+   1,942,941
Southern Grove Community Develoment District 5, Port Saint Lucie,
Florida, Special Assessment Bonds, Community Infrastructure Series
2021:
225 2.400%, 5/01/26 No Opt. Call N/R   212,650
445 2.800%, 5/01/31 No Opt. Call N/R   385,575
1,110 3.125%, 5/01/41 5/31 at 100.00 N/R   823,220
Southern Grove Community Development District 5, Florida, Special
Assessment Infrastructure Bonds, Series 2019:
55 2.875%, 5/01/24 No Opt. Call N/R   54,267
295 3.250%, 5/01/29 No Opt. Call N/R   276,837
370 3.600%, 5/01/34 5/29 at 100.00 N/R   326,713
Spencer Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019:
75 3.750%, 5/01/24 No Opt. Call N/R   74,641
430 4.375%, 5/01/29 No Opt. Call N/R   430,800
220 Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area One Project, Series 2014,
4.750%, 11/01/24
No Opt. Call N/R   220,704
1,290 Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area Two Project, Series 2017,
4.500%, 11/01/28, 144A
11/27 at 100.00 N/R   1,297,779
Stellar North Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2021 Project, Series 2021:
155 2.450%, 5/01/26, 144A No Opt. Call N/R   146,108
370 3.000%, 5/01/31, 144A No Opt. Call N/R   325,452
1,000 3.200%, 5/01/41, 144A 5/31 at 100.00 N/R   746,680
Stillwater Community Development District, Saint John's County,
Florida, Special Assessment Bonds,  2021 Project Series 2021:
245 2.375%, 6/15/26, 144A No Opt. Call N/R   231,025
200 3.000%, 6/15/31, 144A No Opt. Call N/R   175,974
Stonewater Community Development District, Cape Coral, Florida,
Special Assessment Revenue Bonds, Refunding Series 2021:
220 2.250%, 11/01/26, 144A No Opt. Call N/R   205,273
355 3.000%, 11/01/32, 144A No Opt. Call N/R   305,471
750 3.300%, 11/01/41, 144A 11/32 at 100.00 N/R   576,210

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 280 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-1, 5.000%, 11/01/27
No Opt. Call N/R   $ 281,954
505 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-3, 5.875%, 11/01/29
7/23 at 101.00 N/R   510,318
270 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project, Series
2022, 5.500%, 11/01/29, 144A
No Opt. Call N/R   274,188
1,000 Stoneybrook South at Championsgate Community Development
District, Osceola County, Florida, Special Assessment Revenue Bonds,
2019 Assessment Area Series 2019NM, 4.000%, 6/15/30
6/29 at 100.00 N/R   974,830
550 Stoneybrook South at Championsgate Community Development
District, Osceola County, Florida, Special Assessment Revenue Bonds,
Parcel K Assessment Area, Series 2017, 4.000%, 12/15/28
No Opt. Call N/R   546,227
665 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 4.750%, 11/01/24
No Opt. Call N/R   668,239
505 Storey Creek Community Development District, Osceloa County,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2019, 3.625%, 12/15/30
12/29 at 100.00 N/R   468,822
625 Storey Creek Community Development District, Osceloa County,
Florida, Special Assessment Bonds, Assessment Area 2 Project, Series
2022, 5.200%, 6/15/42, 144A
6/32 at 100.00 N/R   622,831
Storey Drive Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Series 2022:
160 2.550%, 6/15/27, 144A No Opt. Call N/R   148,889
375 3.000%, 6/15/32, 144A No Opt. Call N/R   325,999
1,000 3.250%, 6/15/42, 144A 6/32 at 100.00 N/R   764,760
Storey Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Assessment Area Four Project, Series
2021:
70 2.375%, 6/15/26, 144A No Opt. Call N/R   66,179
170 2.875%, 6/15/31, 144A No Opt. Call N/R   152,985
845 Storey Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2015, 4.500%, 11/01/26
11/25 at 100.00 N/R   848,887
Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
65 4.000%, 11/01/23, 144A No Opt. Call N/R   64,960
450 5.000%, 11/01/29, 144A 11/28 at 100.00 N/R   457,916
125 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2020,
3.750%, 5/01/40
5/30 at 100.00 N/R   103,355
Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 3, Series 2021:
150 2.500%, 5/01/26, 144A No Opt. Call N/R   142,350
300 3.150%, 5/01/31, 144A No Opt. Call N/R   267,837
720 3.450%, 5/01/41, 144A 5/31 at 100.00 N/R   564,048
Summerstone Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2020:
70 2.500%, 5/01/25 No Opt. Call N/R   67,708
165 3.250%, 5/01/30 No Opt. Call N/R   155,404

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Summerstone Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Phase 2 Series 2021:
$ 185 2.200%, 5/01/26, 144A No Opt. Call N/R   $ 174,625
300 2.750%, 5/01/31, 144A No Opt. Call N/R   266,424
725 3.150%, 5/01/41, 144A 5/31 at 100.00 N/R   569,422
500 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series
2014A, 5.000%, 7/01/25
1/24 at 100.00 A-   503,255
200 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 4.250%, 5/01/26
No Opt. Call N/R   199,668
Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1:
285 3.875%, 5/01/24 No Opt. Call N/R   283,889
1,600 4.125%, 5/01/29 No Opt. Call N/R   1,573,984
4,475 4.500%, 5/01/39 5/29 at 100.00 N/R   4,173,340
Timber Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018:
95 4.125%, 11/01/24, 144A No Opt. Call N/R   94,723
400 4.625%, 11/01/29, 144A No Opt. Call N/R   403,400
Timber Creek Southwest Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2021:
425 2.350%, 12/15/26, 144A No Opt. Call N/R   396,933
800 3.000%, 12/15/31, 144A No Opt. Call N/R   697,944
210 Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018, 4.350%,
5/01/28, 144A
No Opt. Call N/R   210,781
975 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.200%,
5/01/28, 144A
No Opt. Call N/R   995,728
Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A:
1,555 3.000%, 5/01/26 - AGM Insured, 144A No Opt. Call AA   1,541,860
1,655 3.000%, 5/01/28 - AGM Insured, 144A No Opt. Call AA   1,643,912
1,755 3.000%, 5/01/30 - AGM Insured, 144A No Opt. Call AA   1,733,062
1,865 3.000%, 5/01/32 - AGM Insured, 144A No Opt. Call AA   1,810,617
Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022B:
1,545 3.000%, 5/01/32, 144A No Opt. Call N/R   1,359,847
6,000 3.250%, 5/01/40, 144A 5/32 at 100.00 N/R   4,692,660
Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022C:
1,635 2.800%, 5/01/27, 144A No Opt. Call N/R   1,554,247
1,675 3.200%, 5/01/32, 144A No Opt. Call N/R   1,494,150
9,310 3.400%, 5/01/40, 144A 5/32 at 100.00 N/R   7,436,642
505 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2018B-2,
4.625%, 5/01/28
No Opt. Call N/R   509,747
700 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2019A-2,
3.850%, 5/01/29
No Opt. Call N/R   682,206
700 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27
11/26 at 102.00 N/R   722,344
735 Touchstone Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019,
3.625%, 12/15/31
12/29 at 100.00 N/R   674,980

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 150 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018, 5.000%, 5/01/28
No Opt. Call N/R   $ 152,585
720 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018, 5.000%, 5/01/28
No Opt. Call N/R   732,492
Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3B Project, Series 2019:
35 3.500%, 5/01/24 No Opt. Call N/R   34,780
365 4.000%, 5/01/30 No Opt. Call N/R   356,313
Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019:
85 3.625%, 5/01/25 No Opt. Call N/R   84,059
500 4.000%, 5/01/31 5/30 at 100.00 N/R   484,815
120 Towne Park Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.000%, 11/01/28
11/26 at 100.00 N/R   122,711
675 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017,
4.000%, 10/01/27
No Opt. Call N/R   667,872
Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021:
260 2.300%, 5/01/26 No Opt. Call N/R   245,848
115 2.700%, 5/01/31 No Opt. Call N/R   99,196
175 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.000%, 11/01/26
No Opt. Call N/R   176,967
410 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2
Project, Series 2018, 4.750%, 11/01/29, 144A
No Opt. Call N/R   415,527
Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019A:
65 3.875%, 5/01/24 No Opt. Call N/R   64,747
500 4.125%, 5/01/29 No Opt. Call N/R   494,970
Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Village N&P Project, Series 2021:
480 2.500%, 11/01/26 No Opt. Call N/R   449,290
250 3.000%, 11/01/31 No Opt. Call N/R   218,805
1,000 3.500%, 11/01/41 11/31 at 100.00 N/R   792,510
185 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%,
5/01/25
No Opt. Call N/R   186,186
400 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2018, 5.000%,
5/01/28
No Opt. Call N/R   405,072
TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B &
C, Series 2018:
105 4.000%, 11/01/24 No Opt. Call N/R   104,469
500 4.500%, 11/01/29 No Opt. Call N/R   502,365
1,415 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E
& F, Series 2017, 4.125%, 11/01/28, 144A
11/27 at 100.00 N/R   1,402,463
315 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%,
11/01/25
No Opt. Call N/R   315,117

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 4,500 Tuckers Pointe Community Development District, Charlotte County,
Florida, Special Assessment Notes, Master Infrastructure Project,
Series 2022, 3.625%, 5/01/32
7/23 at 100.00 N/R   $ 4,071,690
215 Turtle Run Community Development District, Florida, Special
Assessment Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28
No Opt. Call A2   212,543
Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series
2016A-1:
270 5.000%, 11/01/23 No Opt. Call N/R   270,229
1,615 5.750%, 11/01/28 No Opt. Call N/R   1,651,709
Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series
2016A-2:
135 5.000%, 11/01/23 No Opt. Call N/R   135,115
1,370 6.000%, 11/01/31 No Opt. Call N/R   1,423,115
145 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2016A-2, 4.200%, 5/01/26
No Opt. Call N/R   144,568
Two Lakes Community Development District, Hialeah, Florida, Special
Assessment Bonds, Expansion Area Project, Series 2019:
1,510 3.375%, 12/15/30 12/29 at 100.00 N/R   1,374,779
2,990 3.750%, 12/15/39 12/29 at 100.00 N/R   2,529,361
Two Rivers East Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2023 Project Series 2023:
1,000 4.875%, 5/01/30, 144A No Opt. Call N/R   1,001,970
4,400 5.750%, 5/01/43, 144A 5/33 at 100.00 N/R   4,439,028
Two Rivers North Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022:
495 4.625%, 5/01/27, 144A No Opt. Call N/R   492,401
600 4.875%, 5/01/32, 144A No Opt. Call N/R   596,688
1,540 5.125%, 5/01/42, 144A 5/32 at 100.00 N/R   1,510,725
Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022:
425 5.250%, 5/01/28, 144A No Opt. Call N/R   428,417
650 5.375%, 5/01/33, 144A No Opt. Call N/R   660,874
2,280 6.000%, 5/01/43, 144A 5/33 at 100.00 N/R   2,327,242
265 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27
No Opt. Call N/R   267,650
605 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.000%, 11/01/27, 144A
No Opt. Call N/R   611,449
Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-1:
195 4.125%, 11/01/24, 144A No Opt. Call N/R   194,394
690 4.500%, 11/01/30, 144A 11/29 at 100.00 N/R   687,999
200 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call N/R   195,626
Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3 Series 2021:
60 2.400%, 5/01/26, 144A No Opt. Call N/R   56,707
125 2.950%, 5/01/31, 144A No Opt. Call N/R   109,611
115 3.350%, 5/01/41, 144A 5/31 at 100.00 N/R   88,337

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Varrea South Community Development District, Plant City, Florida,
Capital Improvement Revenue Bonds, 2023 Assessment Area Series
2023:
$ 340 4.250%, 5/01/30, 144A No Opt. Call N/R   $ 340,371
1,075 5.125%, 5/01/43, 144A 5/33 at 100.00 N/R   1,076,967
V-Dana Community Development District, Lee County, Florida,Special
Assessment Bonds, Area 1 - 2020 Project, Series 2020:
240 3.000%, 5/01/25, 144A No Opt. Call N/R   234,492
760 3.500%, 5/01/31, 144A No Opt. Call N/R   698,493
V-Dana Community Development District, Lee County, Florida,Special
Assessment Bonds, Area 1 - 2021 Project, Series 2021:
370 2.600%, 5/01/26 No Opt. Call N/R   352,477
685 3.125%, 5/01/31 No Opt. Call N/R   613,006
1,500 3.625%, 5/01/41 5/31 at 100.00 N/R   1,221,135
315 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.000%, 11/01/27
No Opt. Call N/R   327,272
Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021:
175 2.500%, 5/01/26, 144A No Opt. Call N/R   165,853
125 2.500%, 5/01/26, 144A No Opt. Call N/R   118,466
205 3.100%, 5/01/31, 144A No Opt. Call N/R   181,638
330 3.100%, 5/01/31, 144A No Opt. Call N/R   292,393
705 3.600%, 5/01/41, 144A 5/31 at 100.00 N/R   560,877
500 3.600%, 5/01/41, 144A 5/31 at 100.00 N/R   397,785
Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens East
Project, Series 2018A:
110 4.000%, 11/01/24 No Opt. Call N/R   109,585
100 4.000%, 11/01/24 No Opt. Call N/R   99,623
390 4.500%, 11/01/29 No Opt. Call N/R   392,161
375 4.500%, 11/01/29 No Opt. Call N/R   377,085
230 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area Three, Four and Five,
Series 2018B, 5.875%, 11/01/32
7/23 at 101.00 N/R   232,493
585 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series 2017,
4.250%, 11/01/28
11/27 at 100.00 N/R   581,666
460 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series 2017,
4.250%, 11/01/28
11/27 at 100.00 N/R   457,378
320 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series 2017,
4.500%, 11/01/28
11/27 at 100.00 N/R   320,803
110 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod D Project, Series 2020,
2.875%, 5/01/25
No Opt. Call N/R   105,702
Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod E Project, Series 2020:
80 2.875%, 5/01/25 No Opt. Call N/R   76,874
285 3.250%, 5/01/31 5/30 at 100.00 N/R   255,275
Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021:
250 2.375%, 5/01/26 No Opt. Call N/R   237,040
350 3.000%, 5/01/31 No Opt. Call N/R   311,297

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 3.375%, 5/01/41 5/31 at 100.00 N/R   $ 784,020
310 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022, 5.875%,
11/01/29
No Opt. Call N/R   316,541
Village Community Development District 13, Wildwood, Florida,
Special Assessment Revenue Bonds, Series 2021:
765 1.800%, 5/01/26 No Opt. Call N/R   718,534
1,230 2.550%, 5/01/31 5/29 at 100.00 N/R   1,086,742
1,500 Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023, 4.375%, 5/01/33, 144A ,
(WI/DD)
5/31 at 100.00 N/R   1,508,760
1,250 Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series
2018A-2, 5.500%, 11/01/29, 144A
No Opt. Call N/R   1,290,375
Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3, Refunding
Series 2022:
150 2.700%, 5/01/27, 144A No Opt. Call N/R   140,058
220 3.150%, 5/01/32, 144A No Opt. Call N/R   193,114
550 3.450%, 5/01/42, 144A 5/32 at 100.00 N/R   421,492
Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series 2022:
185 4.625%, 5/01/27, 144A No Opt. Call N/R   184,539
250 4.875%, 5/01/32, 144A No Opt. Call N/R   249,983
750 5.125%, 5/01/42, 144A 5/32 at 100.00 N/R   735,307
Villamar Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Area 5 Project, Series 2023:
300 4.875%, 5/01/30, 144A No Opt. Call N/R   300,354
950 5.625%, 5/01/43, 144A 5/33 at 100.00 N/R   959,253
Villamar Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Series 2019:
45 3.750%, 5/01/24 No Opt. Call N/R   44,787
225 4.000%, 5/01/29 No Opt. Call N/R   221,049
Villamar Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Series 2020:
135 2.625%, 5/01/25 No Opt. Call N/R   130,507
240 3.200%, 5/01/30 No Opt. Call N/R   217,771
Waterford Community Development District, Hernando County, Florida,
Capital Improvement Revenue Bonds, Assessment Area One, Series
2023:
200 4.500%, 5/01/30 No Opt. Call N/R   199,872
585 5.375%, 5/01/43 5/33 at 100.00 N/R   585,170
1,780 Waterset Central Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018,
4.625%, 11/01/29, 144A
11/28 at 100.00 N/R   1,796,963
680 Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%,
11/01/25
11/24 at 100.00 N/R   683,611
Waterset South Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2022:
115 5.000%, 5/01/27 No Opt. Call N/R   115,817
205 5.375%, 5/01/32 No Opt. Call N/R   209,151
1,000 5.900%, 5/01/42 5/32 at 100.00 N/R   1,025,460

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 400 Wesbridge Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2019 Project, Series 2019, 3.625%,
11/01/29
No Opt. Call N/R   $ 381,528
West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit Development 7 Villages F-1 & F-5, Series 2021:
155 2.500%, 5/01/26 No Opt. Call N/R   146,937
355 3.125%, 5/01/31 No Opt. Call N/R   316,830
810 3.500%, 5/01/41 5/31 at 100.00 N/R   645,554
2,840 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 3, Refunding Series 2017,
4.000%, 5/01/27
No Opt. Call N/R   2,815,093
West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 4, Series 2016:
815 4.250%, 11/01/26 No Opt. Call N/R   813,859
210 4.625%, 11/01/31 11/26 at 100.00 N/R   210,254
West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 7 Master Infrastructure, Series
2019:
135 4.000%, 5/01/24 No Opt. Call N/R   134,738
1,000 4.250%, 5/01/29 No Opt. Call N/R   996,080
135 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019,
4.250%, 5/01/29, 144A
No Opt. Call N/R   134,471
West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 8 Master Infrastructure, Series
2021:
310 2.500%, 5/01/26 No Opt. Call N/R   293,877
525 3.125%, 5/01/31 No Opt. Call N/R   466,331
1,500 3.500%, 5/01/41 5/31 at 100.00 N/R   1,185,120
West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 9 Series 2023:
660 4.625%, 5/01/30, 144A No Opt. Call N/R   663,109
1,500 5.375%, 5/01/43, 144A 5/33 at 100.00 N/R   1,511,835
810 Westside Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2019, 3.750%,
5/01/29, 144A
No Opt. Call N/R   784,258
Westside Haines City Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2021:
245 2.500%, 5/01/26 No Opt. Call N/R   232,963
500 3.000%, 5/01/31 No Opt. Call N/R   443,365
1,500 3.250%, 5/01/41 5/31 at 100.00 N/R   1,155,165
Westview North Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022:
440 5.000%, 6/15/29, 144A No Opt. Call N/R   443,423
250 5.750%, 6/15/42, 144A 6/32 at 100.00 N/R   255,065
Willow Hammock Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Series 2017:
115 3.500%, 11/01/23, 144A No Opt. Call N/R   114,699
725 4.000%, 11/01/28, 144A 11/27 at 100.00 N/R   715,647
330 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series 2017,
4.000%, 5/01/28
No Opt. Call N/R   326,228
Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series 2019:
55 3.800%, 5/01/24 No Opt. Call N/R   54,752

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 305 4.000%, 5/01/29 No Opt. Call N/R   $ 299,919
Willows Community Development District, Florida, Special Assessment
Bonds, Series 2019:
110 3.875%, 5/01/24 No Opt. Call N/R   109,571
510 4.370%, 5/01/29 No Opt. Call N/R   510,230
Wind Meadows South Community Development District, Bartow,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021:
190 2.400%, 5/01/26 No Opt. Call N/R   179,618
410 2.950%, 5/01/31 No Opt. Call N/R   359,455
945 3.350%, 5/01/41 5/31 at 100.00 N/R   730,457
Wind Meadows South Community Development District, Bartow,
Florida, Special Assessment Bonds, Assessment Area 2 Project, Series
2023:
265 4.500%, 5/01/30, 144A No Opt. Call N/R   265,381
920 5.375%, 5/01/43, 144A 5/33 at 100.00 N/R   924,453
250 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area,
Series 2015, 4.375%, 11/01/25
No Opt. Call N/R   250,305
Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2019:
55 3.750%, 11/01/24 No Opt. Call N/R   54,557
185 4.250%, 11/01/29 No Opt. Call N/R   183,681
750 Windsor at Westside Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 2 Project, Series
2016, 4.125%, 11/01/27
No Opt. Call N/R   747,465
400 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26
No Opt. Call N/R   400,432
Woodcreek Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series 2022:
200 5.200%, 5/01/32 No Opt. Call N/R   205,498
400 5.700%, 5/01/42 5/33 at 100.00 N/R   412,712
795 Wynnmere East Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016,
5.000%, 5/01/29
5/28 at 100.00 N/R   808,793
Zephyr Lakes Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Aessessment Area 2, Series
2021:
140 2.500%, 5/01/26, 144A No Opt. Call N/R   132,682
260 3.000%, 5/01/31, 144A No Opt. Call N/R   228,696
640 3.375%, 5/01/41, 144A 5/34 at 100.00 N/R   495,904
Zephyr Lakes Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2019:
175 4.375%, 11/01/24, 144A No Opt. Call N/R   175,005
500 4.750%, 11/01/29, 144A No Opt. Call N/R   506,595
Total Florida 1,061,530,584
Georgia - 1.2%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current
Interest Series 2017A-1:
2,455 6.000%, 1/01/23 (7) No Opt. Call N/R   1,104,750
9,250 6.500%, 1/01/29 (7) 1/28 at 100.00 N/R   4,162,500
2,540 6.750%, 1/01/35 (7) 1/28 at 100.00 N/R   1,143,000
1,670 7.000%, 1/01/40 (7) 1/28 at 100.00 N/R   751,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
Cobb County Development Authority, Georgia, Student Housing
Revenue Bonds, Kennesaw State University Real Estate Foundations
Projects, Refunding Series 2014C:
$ 965 5.000%, 7/15/23 No Opt. Call Baa2   $ 965,270
75 5.000%, 7/15/23, (ETM) No Opt. Call N/R  (6) 75,036
700 5.000%, 7/15/24 No Opt. Call Baa2   707,602
50 5.000%, 7/15/24, (ETM) No Opt. Call N/R  (6) 50,926
70 5.000%, 7/15/26, (Pre-refunded 7/15/24) 7/24 at 100.00 N/R  (6) 71,296
930 5.000%, 7/15/26 7/24 at 100.00 Baa2   937,114
930 5.000%, 7/15/27 7/24 at 100.00 Baa2   936,649
70 5.000%, 7/15/27, (Pre-refunded 7/15/24) 7/24 at 100.00 N/R  (6) 71,296
65 5.000%, 7/15/29, (Pre-refunded 7/15/24) 7/24 at 100.00 N/R  (6) 66,203
935 5.000%, 7/15/29 7/24 at 100.00 Baa2   940,657
315 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%,
10/01/24
10/23 at 100.00 N/R   315,425
Fulton County Residential Care Facilities Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project, Series 2021A:
4,000 4.000%, 4/01/41, 144A 4/28 at 103.00 N/R   3,021,760
6,000 4.000%, 4/01/51, 144A 4/28 at 103.00 N/R   4,048,800
3,000 Fulton County Residential Care Facilities for the Elderly Authority,
Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc. Project,
Refunding Series 2016, 5.000%, 7/01/31
7/23 at 103.00 BBB   3,021,480
385 Gainesville and Hall County Development Authority, Georgia,
Educational Facilities Revenue Bonds, Riverside Military Academy,
Refunding Series 2017, 5.000%, 3/01/27
No Opt. Call BB-   361,796
1,000 Macon-Bibb County Urban Development Authority, Georgia,
Multifamily Housing Revenue Bonds, Dempsey Apartments Project,
Series 2018A, 5.200%, 12/01/53
12/23 at 102.00 Ba2   895,090
320 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.000%,
6/15/27, 144A
No Opt. Call N/R   318,519
9,745 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 A3   10,057,912
19,350 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   18,709,902
5,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2019A, 5.000%, 1/01/59
7/28 at 100.00 BBB+   5,039,450
510 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
M Bonds, Series 2021A, 4.000%, 1/01/41 - AGM Insured
1/30 at 100.00 BBB+   501,539
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
P Bonds, Series 2021A:
160 4.000%, 1/01/46 1/30 at 100.00 Baa2   141,489
425 4.000%, 1/01/51 1/30 at 100.00 Baa2   365,377
Total Georgia 58,782,338
Hawaii - 0.4%
Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A:
605 5.750%, 7/01/23, 144A No Opt. Call BB   605,000
1,575 6.250%, 7/01/27, 144A 7/23 at 100.00 BB   1,576,055
19,025 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A
7/27 at 100.00 N/R   19,360,601
Total Hawaii 21,541,656

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho - 0.5%
$ 825 Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health
Project, Series 2014, 4.375%, 7/01/34
7/24 at 100.00 A   $ 830,800
Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016:
1,985 5.000%, 9/01/25 No Opt. Call BB+   1,999,471
2,085 5.000%, 9/01/26 No Opt. Call BB+   2,110,353
1,000 5.000%, 9/01/37 9/26 at 100.00 BB+   1,002,350
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/41,
144A
7/26 at 103.00 N/R   860,780
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021:
645 4.000%, 5/01/31, 144A 11/25 at 100.00 N/R   580,893
2,565 4.000%, 5/01/41, 144A 11/25 at 100.00 N/R   1,986,721
13,420 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Pinecrest Academy of Idaho Project, Series 2022A, 6.000%,
7/15/29, 144A
7/25 at 104.00 N/R   13,174,280
440 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Pinecrest Academy of Idaho Project, Series 2022B, 5.500%,
7/15/29
7/25 at 104.00 N/R   422,686
5,725 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R   4,358,156
Total Idaho 27,326,490
Illinois - 5.0%
820 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment
Revenue Bonds, East River Area TIF 6, Refunding Series 2018A,
5.000%, 12/30/27
No Opt. Call N/R   804,199
230 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment
Revenue Bonds, River City TIF 3, Refunding Series 2018B, 4.500%,
12/30/23
No Opt. Call N/R   229,232
1,205 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.700%, 5/01/36
7/23 at 100.00 N/R   1,204,952
Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds, South
Berwyn Corridor Project, Series 2020:
1,435 4.000%, 12/01/28, 144A No Opt. Call N/R   1,349,761
3,920 4.500%, 12/01/33, 144A 12/28 at 100.00 N/R   3,527,059
2,220 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/24 (7)
7/23 at 100.00 N/R   2,182,273
1,645 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019, 5.000%, 3/01/33
3/28 at 100.00 N/R   1,588,576
Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016:
24,265 5.750%, 4/01/33 4/27 at 100.00 A   26,026,154
20,835 5.750%, 4/01/34 4/27 at 100.00 A   22,309,493
2,985 5.750%, 4/01/35 4/27 at 100.00 A   3,184,338
Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2017:
300 5.000%, 4/01/33 4/27 at 100.00 A   312,453
1,370 5.000%, 4/01/34 4/27 at 100.00 A   1,421,704
Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2018:
1,240 5.000%, 4/01/33 4/28 at 100.00 A   1,304,083
1,535 5.000%, 4/01/34 4/28 at 100.00 A   1,607,559

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,610 5.000%, 4/01/35 4/28 at 100.00 A   $ 1,678,586
1,270 5.000%, 4/01/36 4/28 at 100.00 A   1,315,390
3,205 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
7/23 at 100.00 Ba2   3,169,521
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C:
6,480 5.250%, 12/01/35 12/24 at 100.00 BB+   6,503,976
9,000 5.250%, 12/01/39 12/24 at 100.00 BB+   9,022,410
2,395 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/33
7/23 at 100.00 Ba2   2,395,096
10,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30,
144A
12/27 at 100.00 BB+   11,123,400
650 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 BB+   667,296
4,730 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36
12/27 at 100.00 BB+   4,796,882
2,035 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A, 5.000%, 12/01/33
12/28 at 100.00 BB+   2,108,850
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A:
20,000 7.000%, 12/01/26 12/25 at 100.00 BB+   21,422,000
100 7.000%, 12/01/44 12/25 at 100.00 BB+   105,048
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/38
12/30 at 100.00 BB+   5,099,100
1,000 Chicago Park District, Illinois, General Obligation Bonds, Limited Tax
Park Series 2016A, 5.000%, 1/01/40
1/26 at 100.00 AA-   1,018,540
3,246 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopement Project-Whole Foods Warehouse & Distribution
Facility, Series 2016A, 5.000%, 3/15/34, 144A
7/23 at 100.00 N/R   3,224,552
5,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/52
1/27 at 100.00 A+   5,078,850
Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A:
215 5.000%, 1/01/27 1/24 at 100.00 Baa3   216,836
715 5.000%, 1/01/35 1/24 at 100.00 Baa3   721,106
Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A:
15,500 5.625%, 1/01/31 1/27 at 100.00 BBB   16,476,500
220 6.000%, 1/01/38 1/27 at 100.00 BBB   234,192
1,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding
Series 2005D, 5.500%, 1/01/34
1/25 at 100.00 Baa3   1,018,850
250 Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/27
No Opt. Call BBB   261,835
Chicago, Illinois, General Obligation Bonds, Series 2015A:
30 5.000%, 1/01/24 No Opt. Call BBB   30,169
1,535 5.500%, 1/01/35 1/25 at 100.00 BBB   1,563,275
5,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%,
1/01/35
1/29 at 100.00 BBB   5,401,650
2,418 Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note,
Prairie Buisness Park-Industrial Property, Series 2018A, 5.000%,
11/15/34
7/23 at 100.00 N/R   2,268,322

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,390 Governors State University Board of Trustes, Illinois, Certificates of
Participation, Capital Improvement Projects, Series 2018, 5.000%,
7/01/28 - BAM Insured
7/27 at 100.00 AA   $ 1,493,180
Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Refunding
Series 2018:
335 5.000%, 1/01/24 No Opt. Call N/R   335,844
2,690 5.000%, 1/01/30 1/27 at 100.00 N/R   2,689,704
Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A:
1,740 4.000%, 7/01/31, 144A No Opt. Call N/R   1,519,646
4,470 5.000%, 7/01/41, 144A 7/31 at 100.00 N/R   3,752,297
Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic
Charter Schools Belmont School Project, Series 2015A:
510 5.250%, 12/01/25, 144A No Opt. Call N/R   516,615
1,815 5.500%, 12/01/30, 144A 12/25 at 100.00 N/R   1,852,534
1,620 Illinois Finance Authority, Education Revenue Bonds, Noble Network of
Charter Schools, Series 2013, 6.000%, 9/01/32
9/23 at 100.00 BBB   1,625,038
4,750 Illinois Finance Authority, Education Revenue Bonds, Noble Network of
Charter Schools, Series 2015, 5.000%, 9/01/32
9/24 at 100.00 BBB   4,789,377
Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017:
5,575 5.000%, 5/15/33 5/24 at 103.00 N/R   5,132,847
2,750 5.500%, 5/15/54 5/24 at 103.00 N/R   2,132,130
Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015:
115 4.125%, 5/01/45 5/25 at 100.00 N/R   116,758
615 4.125%, 5/01/45 5/25 at 100.00 AA   577,282
120 4.125%, 5/01/45, (Pre-refunded 5/01/25) 5/25 at 100.00 N/R  (6) 121,835
800 Illinois Finance Authority, Revenue Bonds, Centegra Health System,
Series 2014A, 5.000%, 9/01/23, (ETM)
No Opt. Call N/R  (6) 802,088
6,400 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R   5,217,344
15,520 Illinois Finance Authority, Revenue Bonds, mHUB Chicago Project Series
2023, 5.420%, 10/01/38, 144A
4/33 at 100.00 N/R   15,591,237
1,500 Illinois Finance Authority, Revenue Bonds, Plymouth Place Inc.,
TEMPS-60 Series 2022B-2, 5.250%, 11/15/27
2/24 at 100.00 BB+   1,499,895
Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2019A:
1,600 6.000%, 4/01/38, 144A 10/28 at 100.50 N/R   1,536,368
2,700 6.125%, 4/01/58, 144A 10/28 at 100.50 N/R   2,498,202
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C:
165 5.000%, 8/15/24 No Opt. Call A3   167,457
375 5.000%, 8/15/25 No Opt. Call A3   385,999
500 Illinois Finance Authority, Student Housing & Academic Facility Revenue
Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University
of Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/32
8/27 at 100.00 BB+   508,135
105 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 BBB+   103,503
335 Illinois State, General Obligation Bonds, Refunding Series 2012,
5.000%, 8/01/23
No Opt. Call BBB+   335,298
740 Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/38 8/23 at 100.00 BBB+   741,117

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,040 Lincolnwood, Cook County, Illinois, Tax Increment Revenue Bonds,
District 1860 Development Project, Series 2021A, 4.820%, 1/01/41,
144A
11/26 at 100.00 N/R   $ 955,053
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B:
300 5.000%, 12/15/31 12/27 at 100.00 BBB   314,823
745 5.000%, 12/15/33 12/27 at 100.00 BBB   780,075
500 5.000%, 12/15/34 12/27 at 100.00 BBB   521,805
1,472 Minooka, Illinois, Special Assessment Bonds, Refunding Improvement
Series 2014, 5.000%, 12/01/24 - AGM Insured
No Opt. Call AA   1,494,595
Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019:
440 4.250%, 1/01/29 1/26 at 100.00 N/R   421,164
1,000 5.000%, 1/01/39 1/26 at 100.00 N/R   919,910
488 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse Facility,
Redevelopment Project, Series 2018A, 6.000%, 3/15/34, 144A
7/23 at 100.00 N/R   486,269
2,240 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds,
Evans Road Series 2013B, 7.000%, 12/01/33
12/23 at 100.00 N/R   2,241,725
South Barrington, Cook County, Illinois, Special Tax Bonds, Special
Service Area 3, Refunding Series 2019A:
320 4.000%, 12/01/25 No Opt. Call N/R   315,002
330 4.000%, 12/01/26 No Opt. Call N/R   323,816
345 4.000%, 12/01/27 No Opt. Call N/R   338,083
355 4.000%, 12/01/28 No Opt. Call N/R   346,640
370 4.000%, 12/01/29 12/28 at 100.00 N/R   361,438
385 4.000%, 12/01/30 12/28 at 100.00 N/R   374,135
400 4.000%, 12/01/31 12/28 at 100.00 N/R   387,816
420 4.000%, 12/01/32 12/28 at 100.00 N/R   407,106
435 4.000%, 12/01/33 12/28 at 100.00 N/R   418,461
450 4.000%, 12/01/34 12/28 at 100.00 N/R   430,825
3,725 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series
2012, 5.750%, 8/01/42, (AMT)
7/23 at 100.00 B1   3,740,719
1,905 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds,
Special Service Area 1 Woods Creek, Refunding Series 2015, 4.500%,
3/01/34
3/25 at 100.00 N/R   1,755,686
870 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds,
Special Service Area 5 Wooded Shores, Refunding Series 2015,
4.250%, 3/01/29
3/25 at 100.00 N/R   829,893
405 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds,
Special Service Area 7 Deep Spring Woods, Refunding Series 2015,
4.250%, 3/01/29
3/25 at 100.00 N/R   386,330
870 Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26
7/23 at 100.00 N/R   870,083
Total Illinois 249,437,250
Indiana - 0.7%
1,025 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.300%, 1/01/32, 144A
1/24 at 105.00 N/R   902,287
160 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of
Fort Wayne Project, Series 2017, 5.125%, 1/01/32
7/23 at 105.00 N/R   138,630
1,830 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.125%, 6/01/32, 144A
6/30 at 100.00 N/R   1,682,081

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 1,735 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017, 5.000%, 7/01/27
No Opt. Call BB   $ 1,744,803
Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A:
165 5.000%, 12/01/30, 144A 12/27 at 103.00 N/R   154,397
255 5.000%, 12/01/40, 144A 12/27 at 103.00 N/R   215,465
450 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016,
6.250%, 12/01/24, 144A
No Opt. Call N/R   455,625
3,415 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022A, 5.250%, 9/01/37
9/32 at 100.00 BBB-   3,425,484
Indiana Finance Authority, Health Facilities Revenue Bonds, Good
Samaritan Hospital Project, Series 2016A:
2,330 5.500%, 4/01/33 4/26 at 100.00 Baa3   2,400,646
1,275 5.500%, 4/01/34 4/26 at 100.00 Baa3   1,313,326
2,500 5.000%, 4/01/37 4/26 at 100.00 Baa3   2,530,225
Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital
Project, Series 2014A:
325 5.000%, 10/01/23, (ETM) No Opt. Call N/R  (6) 326,316
550 5.000%, 10/01/24, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R  (6) 552,228
1,400 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R  (6) 1,405,670
11,005 Indiana Housing and Community Development Authority, Multifamily
Housing Revenue Bonds, Vita of New Whiteland Project, Series 2022,
6.750%, 1/01/43
1/33 at 100.00 N/R   10,922,463
270 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.050%, 4/01/26
4/24 at 102.00 N/R   258,406
2,284 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A,
7.250%, 12/01/28, (AMT) (7)
No Opt. Call N/R   23
190 Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch
of Terre Haute Project, Series 2017, 5.100%, 1/01/32
7/23 at 105.00 N/R   164,325
Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013:
190 5.875%, 1/01/24, (AMT) No Opt. Call N/R   191,182
6,300 7.000%, 1/01/44, (AMT) 1/24 at 100.00 N/R   6,394,500
Total Indiana 35,178,082
Iowa - 0.3%
900 Cedar Rapids, Iowa, Hospital Reveenue Bonds, Mercy Medical Center
Project, Series 2003. ARCs, 4.500%, 8/15/32 - AMBAC Insured
No Opt. Call Baa1   895,500
895 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
5.000%, 12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 BBB-   917,232
Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council
Bluffs, Inc. Project, Series 2018:
170 3.950%, 8/01/23 No Opt. Call N/R   169,733
750 4.450%, 8/01/28 8/23 at 102.00 N/R   693,893
500 5.000%, 8/01/33 8/23 at 102.00 N/R   448,930
5,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Taxable Series 2023C, 4.850%, 7/01/43
1/33 at 100.00 AAA   5,129,900
5,425 Iowa Finance Authority, Solid Waste Facility Revenue Bonds, Gevo NW
Iowa RNG, LLC Renewable Natural Gas Project, Green Series 2021,
1.500%, 1/01/42, (Mandatory Put 4/01/24)
7/23 at 100.00 Aa3   5,291,816
Total Iowa 13,547,004

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas - 1.0%
$ 300 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/41
12/26 at 100.00 Ba2   $ 275,781
Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A:
750 5.250%, 11/15/33 11/23 at 103.75 N/R   661,928
1,790 5.500%, 11/15/38 11/23 at 103.75 N/R   1,495,169
1,100 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B, 5.250%, 12/15/29
(7)
7/23 at 100.00 N/R   550,000
Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012:
7,485 4.375%, 12/15/23 7/23 at 100.00 N/R   6,721,230
7,250 5.250%, 12/15/29 7/23 at 100.00 N/R   3,733,750
2,145 6.000%, 12/15/32 7/23 at 100.00 N/R   951,844
1,000 Prairie Village, Kansas, Special Obligation Tax Increment Revenue
Bonds, Meadowbrook TIF Project, Refunding Series 2021, 3.125%,
4/01/36
4/28 at 100.00 N/R   812,470
1,730 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2018I, 5.000%, 5/15/47
5/25 at 103.00 N/R   1,388,965
895 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2019III, 5.000%, 5/15/50
5/26 at 103.00 N/R   705,582
730 Wyandotte County/Kansas City Unified Government, Kansas,
Community Improvement District Sales Tax Revenue Bonds, Legends
Appartments Garage & West Lawn Project, Series 2018, 4.500%,
6/01/40
12/26 at 100.00 N/R   674,498
8,060 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A,
Series 2015, 5.000%, 9/01/27
9/25 at 100.00 N/R   7,388,683
23,425 Wyandotte County-Kansas City Unified Government, Kansas, Sales
Tax Special Obligation Bonds, Village East Project Areas 2B 3 and 5,
Series 2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 N/R   22,751,765
Total Kansas 48,111,665
Kentucky - 0.4%
1,130 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.000%, 2/01/26
No Opt. Call BBB-   1,150,543
10,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41
6/27 at 100.00 BBB-   10,235,100
840 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015, 5.000%, 11/15/25
No Opt. Call N/R   820,798
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A:
2,000 5.000%, 7/01/33 7/25 at 100.00 Baa2   2,029,000
4,295 5.000%, 7/01/40 7/25 at 100.00 Baa2   4,311,407
Total Kentucky 18,546,848
Louisiana - 1.4%
2,250 Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade
Corporation Project, Series 2002, 6.800%, 2/01/27
7/23 at 100.00 B1   2,254,410
3,055 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019,
5.000%, 12/01/39
12/29 at 100.00 BB   2,719,286

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A:
$ 1,775 4.800%, 6/15/29, 144A 6/28 at 100.00 N/R   $ 1,750,611
500 5.500%, 6/15/38, 144A 6/28 at 100.00 N/R   498,465
Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022:
190 3.375%, 6/01/27, 144A No Opt. Call N/R   179,822
250 3.750%, 6/01/32, 144A No Opt. Call N/R   225,447
Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2021:
385 2.375%, 6/01/26 No Opt. Call N/R   361,746
695 2.875%, 6/01/31 No Opt. Call N/R   601,661
Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2022:
245 4.450%, 6/01/27 No Opt. Call N/R   244,728
250 5.000%, 6/01/32 No Opt. Call N/R   251,760
750 5.375%, 6/01/42 6/32 at 100.00 N/R   756,030
1,115 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R   1,176,124
5,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy
Louisiana, LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A   4,078,650
410 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018, 5.375%, 11/01/38, 144A
11/28 at 100.00 N/R   427,667
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation
Center Project, Refunding Series 2017A, 5.750%, 2/01/32, 144A
2/27 at 100.00 N/R   954,430
715 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/29, 144A
6/27 at 100.00 N/R   709,559
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A:
300 5.000%, 6/01/31, 144A No Opt. Call N/R   287,871
1,805 5.000%, 6/01/41, 144A 6/31 at 100.00 N/R   1,539,557
1,000 5.250%, 6/01/51, 144A 6/31 at 100.00 N/R   830,980
730 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/30, 144A
4/27 at 100.00 N/R   719,692
9,120 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R   9,128,573
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, BBR
Schools - Materra Campus Project, Series 2021A:
600 4.000%, 6/01/31, 144A 6/26 at 100.00 N/R   551,220
1,350 4.000%, 6/01/41, 144A 6/26 at 100.00 N/R   1,076,328
810 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A, 5.000%, 6/01/31, 144A (7)
No Opt. Call N/R   607,500
500 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A, 6.000%, 6/01/37,
144A
6/31 at 100.00 N/R   480,835
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A:
435 6.125%, 6/01/37, 144A 6/31 at 100.00 N/R   435,100
185 6.375%, 6/01/52, 144A 6/31 at 100.00 N/R   179,642

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of
New Orleans, Refunding Series 2017:
$ 500 5.000%, 7/01/27 (7) No Opt. Call N/R   $ 425,000
1,745 5.000%, 7/01/28 (7) 7/27 at 100.00 N/R   1,483,250
1,680 5.000%, 7/01/29 (7) 7/27 at 100.00 N/R   1,428,000
1,695 5.000%, 7/01/30 (7) 7/27 at 100.00 N/R   1,440,750
1,000 5.000%, 7/01/32 (7) 7/27 at 100.00 N/R   850,000
750 5.000%, 7/01/33 (7) 7/27 at 100.00 N/R   637,500
1,500 5.000%, 7/01/37 (7) 7/27 at 100.00 N/R   1,275,000
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015:
430 5.000%, 5/15/25 No Opt. Call A3   440,965
400 5.000%, 5/15/26 5/25 at 100.00 A3   411,004
475 5.000%, 5/15/27 5/25 at 100.00 A3   488,153
Louisiana Public Facilities Authority, Revenue Bonds, Southwest
Louisiana Charter Academy Foundation Project, Series 2013A:
145 6.625%, 12/15/23 No Opt. Call N/R   145,770
770 8.375%, 12/15/43 12/23 at 100.00 N/R   774,220
4,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%,
7/01/24, (AMT), 144A (7)
No Opt. Call N/R   40
980 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/27, (AMT)
No Opt. Call A   1,023,728
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014:
500 5.000%, 6/01/24 No Opt. Call BBB+   507,695
500 5.000%, 6/01/25 6/24 at 100.00 BBB+   507,565
835 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/26
12/24 at 100.00 BBB+   851,566
3,990 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB-   4,308,601
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   3,684,891
10,190 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB-   11,027,618
2,735 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   2,953,390
3,625 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   3,714,538
530 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24
No Opt. Call N/R   528,654
Total Louisiana 71,935,592
Maine - 0.4%
6,800 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella
Waste Systems, Inc. Project, Series 2015, 5.125%, 8/01/35, (AMT),
(Mandatory Put 8/01/25), 144A
No Opt. Call B+   6,861,472
11,050 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
7/23 at 100.00 B1   11,071,437
Total Maine 17,932,909

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland - 0.8%
$ 165 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24
No Opt. Call N/R   $ 164,856
Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017:
2,210 5.000%, 9/01/31 9/27 at 100.00 B   2,220,961
1,000 5.000%, 9/01/32 9/27 at 100.00 B   1,004,320
1,500 5.000%, 9/01/33 9/27 at 100.00 B   1,506,960
2,360 5.000%, 9/01/35 9/27 at 100.00 B   2,353,298
500 5.000%, 9/01/36 9/27 at 100.00 B   492,465
1,500 5.000%, 9/01/39 9/27 at 100.00 B   1,436,340
2,650 5.000%, 9/01/42 9/27 at 100.00 B   2,477,008
3,485 5.000%, 9/01/46 9/27 at 100.00 B   3,181,979
Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015:
260 5.000%, 6/15/24 No Opt. Call BBB+   263,510
275 5.000%, 6/15/25 6/24 at 100.00 BBB+   278,679
385 5.000%, 6/15/26 6/24 at 100.00 BBB+   390,394
345 5.000%, 6/15/27 6/24 at 100.00 BBB+   350,282
550 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A, 4.000%, 9/01/27
No Opt. Call N/R   543,120
2,100 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 4.750%, 6/01/31
6/26 at 100.00 N/R   2,110,164
875 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.875%, 6/01/42, 144A
6/31 at 100.00 N/R   842,004
580 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A
2/26 at 100.00 N/R   570,627
8,410 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
7/23 at 100.00 BB   8,481,149
Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A:
3,360 5.000%, 12/01/22 (7) No Opt. Call N/R   2,016,000
6,895 5.000%, 12/01/31 (7) 7/23 at 100.00 N/R   4,137,000
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31 (7)
7/23 at 100.00 N/R   600,000
Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding Series
2017:
270 5.000%, 7/01/27 No Opt. Call BB+   276,261
190 5.000%, 7/01/29 7/27 at 100.00 BB+   193,849
325 5.000%, 7/01/30 7/27 at 100.00 BB+   330,990
375 5.000%, 7/01/31 7/27 at 100.00 BB+   381,090
530 5.000%, 7/01/37 7/23 at 100.00 BB+   529,990
2,140 Maryland Economic Development Corporation, Special Obligation
Bonds, Metro Centre Owings Mills Project, Series 2017, 3.750%,
7/01/27
1/27 at 100.00 N/R   2,090,866
385 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A
No Opt. Call N/R   385,697
750 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A,
5.500%, 5/01/42, 144A
5/30 at 100.00 N/R   716,100

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 695 Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%,
7/01/30, 144A
1/26 at 100.00 N/R   $ 695,076
600 Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018, 5.000%, 7/01/30, 144A
7/28 at 100.00 N/R   605,778
Total Maryland 41,626,813
Massachusetts - 0.0%
Lowell, Massachusetts, Collegiate Charter School Revenue Bonds,
Series 2019:
225 4.000%, 6/15/24 No Opt. Call N/R   223,515
490 5.000%, 6/15/29 6/26 at 100.00 N/R   495,189
530 5.000%, 6/15/39 6/26 at 100.00 N/R   520,275
Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F:
325 5.000%, 7/15/23 No Opt. Call B+   325,062
315 5.000%, 7/15/24 7/23 at 100.00 B+   315,239
Total Massachusetts 1,879,280
Michigan - 0.6%
Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019:
150 3.500%, 11/01/24 No Opt. Call BB+   146,475
410 3.875%, 11/01/29 11/27 at 102.00 BB+   379,767
85 5.000%, 11/01/34 11/27 at 102.00 BB+   82,772
285 Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007, 5.000%, 11/01/26
7/23 at 100.00 B   272,708
County of Calhoun Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Oaklawn Hospital, Refunding Series 2016:
1,915 5.000%, 2/15/30 2/27 at 100.00 Ba2   1,964,311
2,010 5.000%, 2/15/31 2/27 at 100.00 Ba2   2,058,964
2,995 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/31
7/28 at 103.00 BB   2,801,583
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - NPFG Insured
7/23 at 100.00 A2   5,007
825 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 AAA   871,167
1,250 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021,
4.000%, 5/01/31
No Opt. Call N/R   1,102,800
705 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series
2019, 4.000%, 2/01/29
2/27 at 102.00 BB+   669,736
1,125 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hanley International Academy, Inc. Project,
Refunding Series 2021, 3.500%, 9/01/30
No Opt. Call BB   986,602
605 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021,
4.250%, 12/01/39
12/27 at 100.00 N/R   473,509
1,320 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R   1,030,366
8,530 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R   832,613

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2023A:
$ 6,500 4.700%, 12/01/43 6/32 at 100.00 Aa2   $ 6,565,585
8,250 4.900%, 12/01/48 6/32 at 100.00 Aa2   8,376,225
600 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes of
Michigan, Series 2012, 5.250%, 6/01/32
7/23 at 100.00 BB   547,950
1,115 Universal Academy, Michigan, Public School Academy Bonds,
Refunding Series 2021, 4.000%, 12/01/40
12/28 at 103.00 BBB-   972,213
580 Warren Academy, Macomb County, Michigan, Revenue Bonds, Public
School Academy, Refunding Series 2020A, 5.000%, 5/01/35, 144A
5/27 at 100.00 N/R   515,527
Total Michigan 30,655,880
Minnesota - 1.6%
Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A:
320 3.500%, 8/01/26 No Opt. Call BB+   303,942
400 3.500%, 8/01/27 8/26 at 100.00 BB+   373,644
270 4.000%, 8/01/28 8/26 at 100.00 BB+   254,213
415 4.000%, 8/01/29 8/26 at 100.00 BB+   385,651
260 4.000%, 8/01/30 8/26 at 100.00 BB+   238,683
300 4.000%, 8/01/31 8/26 at 100.00 BB+   271,884
455 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Taxable Series 2021B, 6.000%, 6/15/27
No Opt. Call N/R   418,118
Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A:
325 4.750%, 7/01/25 No Opt. Call N/R   317,190
630 5.250%, 7/01/30 7/25 at 100.00 N/R   598,513
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project, Series 2016A:
375 4.000%, 7/01/28 7/24 at 102.00 N/R   360,218
540 5.000%, 7/01/31 7/24 at 102.00 N/R   541,328
Columbia Heights, Minnesota, Charter School Lease Revenue Bonds,
Prodeo Academy Project, Series 2019A:
1,415 3.875%, 7/01/29 7/27 at 102.00 N/R   1,298,998
1,680 5.000%, 7/01/34 7/27 at 102.00 N/R   1,582,291
2,135 5.000%, 7/01/39 7/27 at 102.00 N/R   1,939,883
685 Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call B   671,451
50 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 4.400%, 7/01/25
No Opt. Call BB+   49,625
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery:
500 5.000%, 6/15/29 No Opt. Call BBB-   522,325
500 5.000%, 6/15/30 No Opt. Call BBB-   526,105
500 5.000%, 6/15/31 No Opt. Call BBB-   529,465
500 5.000%, 6/15/32 No Opt. Call BBB-   531,910
625 5.000%, 6/15/33 6/32 at 100.00 BBB-   664,106
600 4.000%, 6/15/34 6/32 at 100.00 BBB-   584,334
260 4.000%, 6/15/35 6/32 at 100.00 BBB-   249,844
425 4.000%, 6/15/36 6/32 at 100.00 BBB-   401,438
425 4.000%, 6/15/37 6/32 at 100.00 BBB-   392,794
300 4.000%, 6/15/39 6/32 at 100.00 BBB-   269,241

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A:
$ 500 4.000%, 7/01/23 No Opt. Call BB   $ 500,000
420 4.000%, 7/01/24 No Opt. Call BB   417,308
500 5.000%, 7/01/29 7/24 at 100.00 BB   499,740
Independence, Minnesota, Charter School Lease Revenue Bonds,
Paladin Career & Technical High School Project, Series 2021A:
225 3.250%, 6/01/31 6/29 at 102.00 N/R   190,170
170 4.000%, 6/01/41 6/29 at 102.00 N/R   130,036
2,100 Independence, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 N/R   1,618,701
550 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds,
Boise Cascade Corporation Project, Refunding Series 1999, 6.850%,
12/01/29, (AMT)
7/23 at 100.00 B1   551,100
1,880 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project,
Refunding Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
7/23 at 100.00 N/R   1,842,908
Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds,
Haven Homes, Inc. Project, Series 2019:
500 4.250%, 7/01/39 7/25 at 102.00 N/R   401,980
500 5.000%, 7/01/39 7/25 at 102.00 N/R   446,675
850 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.250%, 6/01/42
6/32 at 100.00 N/R   810,755
230 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Taxable Series 2022B, 5.500%, 6/01/27
No Opt. Call N/R   226,499
585 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A, 4.000%,
12/01/31, 144A
12/27 at 100.00 N/R   521,089
Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hennepin Schools Project, Series 2021A:
1,685 4.000%, 7/01/31 No Opt. Call BB-   1,559,366
4,350 4.000%, 7/01/41 7/31 at 100.00 BB-   3,511,973
Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A:
890 5.000%, 7/01/32 No Opt. Call N/R   881,109
550 5.375%, 7/01/42 7/32 at 100.00 N/R   519,073
295 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Taxable Series 2022B, 5.750%, 7/01/25
No Opt. Call N/R   290,702
585 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2017A, 5.500%, 7/01/27, 144A
No Opt. Call N/R   587,170
1,840 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin
Cities International Schools Project, Series 2017A, 4.250%, 12/01/27,
144A
No Opt. Call N/R   1,795,178
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Venture
Academy Project, Series 2022A:
650 5.000%, 6/01/32, 144A 6/30 at 102.00 N/R   606,892
2,365 5.250%, 6/01/42, 144A 6/30 at 102.00 N/R   2,116,699
4,035 5.250%, 6/01/52, 144A 6/30 at 102.00 N/R   3,459,932
3,005 5.500%, 6/01/57, 144A 6/30 at 102.00 N/R   2,624,687
130 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 5.000%, 7/01/23
No Opt. Call BB+   130,000
Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015:
165 4.000%, 3/01/24 7/23 at 100.00 N/R   164,850

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 325 4.000%, 3/01/27 7/23 at 100.00 N/R   $ 322,328
Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A:
370 4.150%, 9/01/24 No Opt. Call BB-   365,186
1,100 5.000%, 9/01/34 9/24 at 100.00 BB-   1,050,973
2,285 Owatonna, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project,
Refunding Series 2014B, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
7/23 at 100.00 N/R   2,233,245
1,090 Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 4.500%, 9/01/26
No Opt. Call N/R   1,026,835
Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos
Academy, Series 2022A:
6,165 5.500%, 6/01/42, 144A 6/30 at 102.00 N/R   5,746,335
10,650 5.750%, 6/01/52, 144A 6/30 at 102.00 N/R   9,834,423
2,000 5.875%, 6/01/57, 144A 6/30 at 102.00 N/R   1,850,000
595 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 3.750%, 4/01/26
No Opt. Call N/R   549,869
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023:
4,210 4.500%, 3/01/33, 144A No Opt. Call Ba1   4,053,177
6,045 5.250%, 3/01/43, 144A 3/33 at 100.00 Ba1   5,557,894
200 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series
2017A, 4.750%, 7/01/29, 144A
7/27 at 100.00 N/R   197,946
Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A:
500 4.000%, 12/01/24 No Opt. Call BB-   489,045
700 4.500%, 12/01/29 12/24 at 100.00 BB-   663,320
Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A:
1,175 4.000%, 10/01/26 No Opt. Call N/R   1,133,381
1,115 4.750%, 10/01/31 10/26 at 100.00 N/R   1,057,968
90 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series 2016,
3.750%, 6/01/26
6/24 at 100.00 N/R   85,519
Woodbury Housing and Redevelopment Authority, Minnesota, Revenue
Bonds, Saint Therese of Woodbury, Series 2014:
200 4.000%, 12/01/23 No Opt. Call N/R   199,126
400 4.000%, 12/01/24 No Opt. Call N/R   394,192
Total Minnesota 77,492,548
Mississippi - 0.2%
1,475 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.000%, 10/15/30, 144A (7)
10/26 at 100.00 N/R   1,241,006
2,700 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding
Subordinate Series 2019B, 4.000%, 10/15/49, (Mandatory Put
4/15/29), 144A (7)
10/26 at 100.00 N/R   2,231,901
8,250 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/41
9/26 at 100.00 BBB+   8,303,460
Total Mississippi 11,776,367

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri - 0.7%
$ 1,000 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital
Center, Refunding Series 2016, 4.000%, 8/01/38
8/26 at 100.00 Ba3   $ 738,000
570 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
7/23 at 103.00 BB-   587,738
Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
875 5.000%, 3/01/27 No Opt. Call BB-   897,995
1,400 5.000%, 3/01/28 3/27 at 100.00 BB-   1,437,128
700 5.000%, 3/01/30 3/27 at 100.00 BB-   718,473
200 5.000%, 3/01/31 3/27 at 100.00 BB-   204,994
3,525 5.000%, 3/01/36 3/27 at 100.00 BB-   3,588,979
920 Kansas City Industrial Development Authority, Missouri, Revenue
Bonds, Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 N/R   799,811
1,100 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016, 5.000%,
4/01/46, 144A
4/26 at 100.00 N/R   965,580
Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A:
1,000 5.000%, 5/15/25 No Opt. Call BB-   974,860
1,075 5.000%, 5/15/26 No Opt. Call BB-   1,033,419
1,080 5.000%, 5/15/27 No Opt. Call BB-   1,023,602
1,150 5.250%, 5/15/28 5/27 at 100.00 BB-   1,086,221
2,645 5.250%, 5/15/31 5/27 at 100.00 BB-   2,456,041
Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF
Financing, Series 2018B:
1,435 4.375%, 2/01/31, 144A 2/28 at 100.00 N/R   1,241,605
2,750 5.000%, 2/01/40, 144A 2/28 at 100.00 N/R   2,187,845
1,800 5.000%, 2/01/50, 144A 2/28 at 100.00 N/R   1,318,806
660 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25,
144A
No Opt. Call N/R   650,285
Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021:
2,515 4.000%, 10/01/31 No Opt. Call N/R   2,422,372
2,135 4.000%, 10/01/34 10/31 at 100.00 N/R   2,003,762
Plaza at Noah's Ark Community Improvement District, Saint Charles,
Missouri, Tax Increment and Improvement District Revenue Bonds,
Series 2021:
150 3.000%, 5/01/30 5/29 at 100.00 N/R   136,546
500 3.125%, 5/01/35 5/29 at 100.00 N/R   421,475
1,605 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Nazareth Living Center, Series 2015A,
5.000%, 8/15/25
No Opt. Call N/R   1,597,617
Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016:
895 5.000%, 11/15/27 11/25 at 100.00 N/R   887,634
990 5.000%, 11/15/29 11/25 at 100.00 N/R   983,228
1,095 5.000%, 11/15/31 11/25 at 100.00 N/R   1,089,865
500 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.000%,
12/01/25
No Opt. Call N/R   500,190

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 2,360 Saint Louis Industrial Development Authority, Missouri, Revenue Bonds,
Confluence Academy Project, Series 2022A, 5.500%, 6/15/42, 144A
6/31 at 100.00 N/R   $ 2,160,061
535 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%,
3/01/37
7/23 at 103.00 BB-   551,885
1,890 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark Village
Development Project, Series 2017A, 3.875%, 11/15/29
11/26 at 100.00 N/R   1,639,462
500 The Industrial Development Authority of the County of St. Louis,
Missouri, Transportation Development Refunding Revenue Bonds,
Series 2019B, 4.375%, 3/01/33, 144A
3/27 at 100.00 N/R   454,060
Total Missouri 36,759,539
Montana - 0.0%
Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A:
1,000 5.000%, 5/15/27 5/25 at 102.00 N/R   976,640
1,180 5.250%, 5/15/30 5/25 at 102.00 N/R   1,141,650
435 5.250%, 5/15/32 5/25 at 102.00 N/R   414,803
Total Montana 2,533,093
Nebraska - 1.0%
50,000 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, SOFR Series 2022-2, 5.074%, 5/01/53, (Mandatory Put
10/01/29) (SOFR*0.67% reference rate + 2.180% spread), (UB) (4),(5)
7/29 at 100.00 A2   50,824,000
Total Nebraska 50,824,000
Nevada - 0.7%
450 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%,
8/01/24
No Opt. Call N/R   451,715
1,120 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28
8/25 at 100.00 N/R   1,133,989
1,054 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 N/R   824,553
3,030 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2018, 6.950%, 2/15/38, (AMT), 144A
8/28 at 100.00 N/R   2,758,361
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R   1,767,780
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Series 2017:
9,566 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R   9,804,782
2,935 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R   2,664,950
Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016:
1,555 4.000%, 9/01/32 9/26 at 100.00 N/R   1,468,667
670 4.000%, 9/01/35 9/26 at 100.00 N/R   615,609
765 Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018, 5.000%, 9/01/38
9/28 at 100.00 N/R   770,584

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
$ 430 5.000%, 6/01/24 No Opt. Call N/R   $ 433,715
695 5.000%, 6/01/25 6/24 at 100.00 N/R   700,880
Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015:
450 5.000%, 12/01/26 12/25 at 100.00 N/R   458,374
1,405 5.000%, 12/01/28 12/25 at 100.00 N/R   1,424,642
320 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 4.000%,
6/01/39
6/29 at 100.00 N/R   288,896
285 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/27, 144A
7/25 at 100.00 BBB-   286,308
North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019:
645 4.250%, 6/01/34 12/28 at 100.00 N/R   620,000
785 4.500%, 6/01/39 12/28 at 100.00 N/R   748,442
North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area, Series
2017:
850 4.000%, 12/01/27, 144A No Opt. Call N/R   838,083
1,600 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R   1,606,192
3,735 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Senior Lien, Refunding Series 2007B, 5.000%,
6/01/27
7/23 at 100.00 BB-   3,735,598
1,105 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C, 5.400%, 6/01/27
7/23 at 100.00 N/R   1,094,779
400 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B,
5.000%, 6/01/38 - AGM Insured
12/28 at 100.00 A1   423,716
Total Nevada 34,920,615
New Hampshire - 0.7%
1,500 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018B, 4.625%,
11/01/42, 144A
7/23 at 100.00 B3   1,295,100
1,270 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020A, 3.625%,
7/01/43, (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B3   972,858
11,975 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020B, 3.750%,
7/01/45, (AMT), (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B3   9,333,555
25,125 National Finance Authority, New Hampshire, Revenue Bonds, GHI Kiran
Capital LLC Project, Series 2022, 6.250%, 9/01/30, 144A
7/23 at 100.00 N/R   24,123,266
Total New Hampshire 35,724,779
New Jersey - 0.5%
1,280 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call N/R  (6) 1,291,379
New Jersey Building Authority, State Building Revenue Bonds,
Refunding Series 2016A:
445 4.000%, 6/15/30, (Pre-refunded 6/15/26) 6/26 at 100.00 N/R  (6) 457,282
1,070 4.000%, 6/15/30, (Pre-refunded 6/15/26) 6/26 at 100.00 A-  (6) 1,102,581

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 50 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%,
8/01/24, 144A
No Opt. Call N/R   $ 49,885
900 New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017,
5.000%, 7/15/32
7/27 at 100.00 BBB-   935,541
210 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 4.250%,
9/01/27, 144A
No Opt. Call BB   205,993
New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014:
265 4.375%, 1/01/24 No Opt. Call N/R   264,369
2,000 5.000%, 1/01/34 1/24 at 100.00 N/R   1,972,720
860 New Jersey Economic Development Authority, Lease Revenue Bonds,
Liberty State Park Project, Refunding Series 2015A, 4.125%, 6/15/26
6/25 at 100.00 A-   865,220
980 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 BB+   949,571
650 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University Student
Housing Project, Series 2015A, 5.000%, 1/01/25
No Opt. Call B   646,919
250 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Tender Option Bond Trust
2016-XF2340, 6.874%, 9/01/25, 144A, (IF) (4)
3/25 at 100.00 N/R   251,208
100 New Jersey Economic Development Authority, School Revenue Bonds,
Leap Academy University Charter School Inc. Project; Series 2014A,
5.125%, 10/01/24, 144A
No Opt. Call BB-   100,104
2,740 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Refunding Series 2012,
5.750%, 9/15/27, (AMT)
7/23 at 100.00 BB-   2,746,357
2,500 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%,
9/15/29, (AMT)
7/23 at 101.00 BB-   2,507,125
New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B:
3,315 5.625%, 11/15/30, (AMT) 3/24 at 101.00 BB-   3,368,769
1,950 5.625%, 11/15/30, (AMT) 3/24 at 101.00 BB-   1,981,629
1,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.125%, 6/15/39
12/28 at 100.00 A-   1,500,600
South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Subordinate Series 2017B:
850 5.000%, 1/01/32, (AMT) 1/28 at 100.00 A3   886,355
1,220 5.000%, 1/01/33, (AMT) 1/28 at 100.00 A3   1,268,776
1,250 5.000%, 1/01/34, (AMT) 1/28 at 100.00 A3   1,298,312
1,000 5.000%, 1/01/36, (AMT) 1/28 at 100.00 A3   1,028,560
Total New Jersey 25,679,255
New Mexico - 0.1%
150 Boulders Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2015, 4.875%, 10/01/25
No Opt. Call N/R   147,563
2,155 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015B, 5.900%, 9/01/32
9/25 at 100.00 N/R   2,062,314
105 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23
No Opt. Call N/R   105,111

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico (continued)
$ 180 Volterra Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23
No Opt. Call N/R   $ 179,773
445 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 3.750%, 5/01/28, 144A
No Opt. Call N/R   421,032
Total New Mexico 2,915,793
New York - 2.3%
540 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.000%, 7/01/28
7/25 at 100.00 Caa2   499,014
815 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Charter School for Applied Technologies,
Series 2017A, 4.500%, 6/01/27
6/24 at 103.00 BBB   818,130
225 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%,
6/15/42
6/32 at 100.00 BB+   218,554
700 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.250%, 11/01/34
11/24 at 100.00 BB-   632,646
1,100 Build New York City Resource Corporation, New York, Revenue Bonds,
South Bronx Charter School for International Cultures and the Arts
Project, Series 2013A, 5.000%, 4/15/43, 144A
7/23 at 100.00 BB+   1,036,629
1,000 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 N/R   1,002,730
3,805 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R   3,214,083
2,500 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R   2,049,550
Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A:
400 4.000%, 6/01/31, 144A 6/29 at 100.00 N/R   379,592
450 5.000%, 6/01/36, 144A 6/29 at 100.00 N/R   448,303
4,210 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest
Series 2016A, 5.000%, 1/01/56
1/27 at 100.00 N/R   3,681,224
1,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2017A, 5.890%, 2/01/32
2/27 at 100.00 N/R   1,014,060
1,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2018A, 6.470%, 2/01/33
2/28 at 100.00 N/R   1,040,730
800 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2020A, 4.760%, 2/01/27
No Opt. Call N/R   774,464
Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project, Series
2021A:
580 4.050%, 2/01/31 2/30 at 100.00 A2   505,516
1,080 4.450%, 2/01/41 2/30 at 100.00 A2   852,898
4,795 Jefferson County Civic Facility Development Corporation, New York,
Revenue Bonds, Samaritan Medical Center Project, Series 2017A,
4.000%, 11/01/42
11/27 at 100.00 BB   3,557,794
1,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23 (7)
No Opt. Call N/R   350,000

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 3,970 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Variable Rate Demand Obligations, Series 2002G-1,
3.820%, 11/01/26 (SOFR*0.67% reference rate + 0.430% spread) (5)
No Opt. Call BBB+   $ 3,930,062
Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Academy of Health Sciences Charter School Project,
Social Impact Series 2022:
500 5.000%, 7/01/32, 144A No Opt. Call N/R   488,330
1,390 5.625%, 7/01/42, 144A 7/32 at 100.00 N/R   1,353,624
400 Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated
Group Project, Series 2014B, 5.000%, 7/01/29
7/24 at 100.00 A-   406,396
New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A:
210 5.000%, 7/01/27 7/25 at 100.00 BBB   215,666
375 5.000%, 7/01/28 7/25 at 100.00 BBB   385,706
6,360 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007, 2.300%, 10/01/27 (7)
7/23 at 100.00 N/R   5,088,000
2,900 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through
Bonds, Series 2010A, 6.250%, 6/01/41, 144A
7/23 at 100.00 B-   2,900,116
7,850 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.375%,
11/15/40, 144A
11/24 at 100.00 N/R   7,867,270
5,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 4 World Trade Center Project, Refunding Green Series 2021A,
2.750%, 11/15/41
11/31 at 100.00 A   3,902,400
1,180 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB-   1,080,007
1,170 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
7/23 at 100.00 B-   1,171,977
2,465 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 B-   2,568,752
1,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 3.000%, 8/01/31, (AMT)
No Opt. Call B   891,220
4,410 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2018, 5.000%, 1/01/36, (AMT)
1/28 at 100.00 BB+   4,552,928
5,500 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call BB+   5,493,125
2,580 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R   288,728
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A:
10,385 5.000%, 1/01/30, (AMT) 1/26 at 100.00 C   8,036,121
4,895 5.000%, 1/01/31, (AMT) 1/26 at 100.00 C   3,784,471
3,230 5.000%, 1/01/32, (AMT) 1/26 at 100.00 C   2,495,660
5,700 5.000%, 1/01/33, (AMT) 1/26 at 100.00 C   4,379,709
2,000 5.000%, 1/01/34, (AMT) 1/26 at 100.00 C   1,515,780
6,705 5.000%, 1/01/35, (AMT) 1/26 at 100.00 C   5,008,635

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,100 5.000%, 1/01/36, (AMT) 1/26 at 100.00 C   $ 1,568,364
1,585 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%,
1/01/28 - SYNCORA GTY Insured, 144A
No Opt. Call C   1,513,675
2,500 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R   2,341,050
Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project, Accd
Inv Series 2021A:
1,475 5.000%, 7/01/36, 144A 7/27 at 104.00 N/R   1,349,448
14,950 5.000%, 7/01/46, 144A 7/27 at 104.00 N/R   12,323,434
Westchester County Local Development Corporation, New York,
Revenue Bonds, Kendal on Hudson Project, Refunding Series 2022B:
275 5.000%, 1/01/27 No Opt. Call BBB+   280,904
480 5.000%, 1/01/32 1/28 at 103.00 BBB+   489,605
525 5.000%, 1/01/37 1/28 at 103.00 BBB+   526,948
500 5.000%, 1/01/41 1/28 at 103.00 BBB+   492,550
Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016:
685 5.000%, 11/01/27 11/25 at 100.00 BBB-   690,699
830 5.000%, 11/01/28 11/25 at 100.00 BBB-   837,337
Total New York 112,294,614
North Carolina - 0.0%
1,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, 7.358%,
4/01/36, 144A, (IF) (4)
10/26 at 100.00 AA   1,024,330
240 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 4.375%, 3/01/25, 144A
No Opt. Call N/R   236,035
900 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A,
4.000%, 3/01/36
3/28 at 103.00 N/R   764,775
Total North Carolina 2,025,140
North Dakota - 0.1%
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C:
2,300 5.000%, 6/01/43 6/28 at 100.00 BB+   1,942,534
6,500 5.000%, 6/01/48 6/28 at 100.00 BB+   5,279,105
Total North Dakota 7,221,639
Ohio - 3.6%
3,880 Brecksville, Ohio, Tax Increment Financing Revenue Bonds, Valor Acres
Project, Series 2022, 5.625%, 12/01/53, 144A
12/32 at 100.00 N/R   3,658,840
78,915 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   9,792,562
8,220 Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines
Inc. Project, Series 1998, 5.375%, 9/15/27, (AMT)
7/23 at 100.00 BB-   8,243,263
5,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-
1, 5.000%, 12/01/51
6/29 at 100.00 N/R   4,866,650

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,845 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%,
6/01/28, 144A
No Opt. Call N/R   $ 1,848,469
19,750 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 BB-   17,258,143
Cuyahoga County Ohio, Health Care and Independent Living Facilities,
Revenue Refunding Bonds, Eliza Jennings Senior Care Network, Series
2022A:
2,505 5.000%, 5/15/32 5/29 at 103.00 BB+   2,412,791
3,305 5.375%, 5/15/37 5/29 at 103.00 BB+   3,141,997
4,310 5.500%, 5/15/42 5/29 at 103.00 BB+   4,054,331
1,000 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
3.375%, 12/01/29
6/29 at 100.00 N/R   906,200
4,295 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield
Medical Center Project, Series 2013, 5.000%, 6/15/43
7/23 at 100.00 Ba3   3,799,056
2,000 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel
Expansion Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 BBB-   1,886,800
Franklin County, Ohio, Health Care Facilities Revenue Bonds, Friendship
Village of Dublin, Ohio, Inc., Refunding &Improvement Series 2014:
150 5.000%, 11/15/23 No Opt. Call BBB+   150,559
205 5.000%, 11/15/24 No Opt. Call BBB+   207,659
200 5.000%, 11/15/25 11/24 at 100.00 BBB+   202,594
500 5.000%, 11/15/26 11/24 at 100.00 BBB+   506,600
4,015 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Series 2020, 5.000%, 9/15/50
3/30 at 100.00 Baa3   3,890,495
1,000 Jefferson County Port Authority, Ohio, Economic Develoepment
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2021,
3.500%, 12/01/51, (AMT)
12/31 at 100.00 Ba1   701,970
525 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A, 5.000%, 12/01/32
7/23 at 100.00 N/R   488,360
200 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23
7/23 at 100.00 N/R   199,560
7,515 Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation
Project, Series 2009A, 5.700%, 8/01/23 (7)
No Opt. Call N/R   75
6,000 Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%,
7/01/49, (AMT), 144A
7/29 at 100.00 B-   5,533,200
365 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 9/01/23
No Opt. Call N/R   4
24,100 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29
No Opt. Call BBB-   21,902,803
25,640 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (7)
No Opt. Call N/R   256
2,065 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010A, 3.125%, 7/01/33 (7)
No Opt. Call N/R   21

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 3,105 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010B, 3.750%, 6/01/33 (7)
No Opt. Call N/R   $ 31
215 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2005B, 3.125%, 1/01/34 (7)
No Opt. Call N/R   2
1,500 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2006B, 3.625%, 12/01/33 (7)
No Opt. Call N/R   15
1,730 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008B, 3.625%, 10/01/33 (7)
No Opt. Call N/R   17
3,900 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (7)
No Opt. Call N/R   39
17,370 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2009A, 4.750%, 6/01/33
No Opt. Call BBB-   16,732,868
1,000 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/40
1/30 at 100.00 A3   1,009,400
645 Ohio Housing Finance Agency,  Multifamily Housing Revenue Bonds,
Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A
10/25 at 101.00 N/R   538,259
12,190 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (7)
No Opt. Call N/R   122
8,610 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2005B, 4.000%, 1/01/34 (7)
No Opt. Call N/R   86
2,905 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008B, 3.625%, 10/01/33
No Opt. Call N/R   29
5,075 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (7)
No Opt. Call N/R   51
3,580 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010A, 3.750%, 7/01/33 (7)
No Opt. Call N/R   36
5,230 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010C, 4.000%, 6/01/33
No Opt. Call N/R   52
14,995 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (7)
No Opt. Call N/R   150
35,080 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33
No Opt. Call BBB-   33,793,266
490 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 3.750%, 12/01/31,
144A
12/28 at 100.00 N/R   425,374
250 Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care
Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25
7/24 at 100.00 N/R   240,508

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds,
Memorial Health System Obligated Group Project, Improvement Series
2015:
$ 430 5.000%, 12/01/23 No Opt. Call B+   $ 430,843
595 5.000%, 12/01/24 No Opt. Call B+   594,744
415 5.000%, 12/01/25 12/24 at 100.00 B+   411,440
2,670 5.500%, 12/01/29 12/24 at 100.00 B+   2,637,933
Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A:
2,000 6.500%, 12/01/30, (AMT), 144A 12/27 at 103.00 N/R   1,710,500
6,065 7.000%, 12/01/42, (AMT), 144A 12/27 at 103.00 N/R   4,547,476
2,500 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R   2,295,625
Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015:
4,180 5.375%, 3/01/27 3/25 at 100.00 N/R   4,162,569
2,000 6.000%, 3/01/45 3/25 at 100.00 N/R   1,995,000
Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022:
5,000 6.375%, 12/01/37 12/32 at 100.00 N/R   5,052,650
5,000 6.625%, 12/01/42 12/32 at 100.00 N/R   5,065,000
Total Ohio 177,297,343
Oklahoma - 0.5%
2,000 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2018D, 5.450%, 8/15/28
No Opt. Call BB-   1,714,880
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022:
2,770 5.500%, 8/15/37 8/32 at 100.00 N/R   2,635,849
1,000 5.500%, 8/15/44 8/32 at 100.00 N/R   955,840
Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017:
500 5.000%, 11/15/26 11/25 at 102.00 BBB-   515,075
600 5.000%, 11/15/28 11/25 at 102.00 BBB-   620,604
400 5.000%, 11/15/29 11/25 at 102.00 BBB-   412,932
1,780 5.000%, 11/15/30 11/25 at 102.00 BBB-   1,833,970
730 5.000%, 11/15/32 11/25 at 102.00 BBB-   749,206
9,875 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
7/23 at 100.00 N/R   9,892,182
2,915 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
7/23 at 100.00 N/R   2,920,072
1,205 University of Oklahoma, General Revenue Bonds, Refunding Series
2015A, 5.000%, 7/01/44
7/24 at 100.00 A+   1,208,615
Total Oklahoma 23,459,225
Oregon - 0.2%
750 Clackamas County Hospital Facility Authority, Oregon, Senior Living
Revenue Bonds, Willamette View Project, Series 2017A, 5.000%,
11/15/32
11/25 at 102.00 N/R   734,595
Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series
2021A:
1,865 4.000%, 12/01/36 12/28 at 103.00 BB+   1,529,188
3,710 4.000%, 12/01/41 12/28 at 103.00 BB+   2,794,446

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 740 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 3.750%, 6/15/29, 144A
6/27 at 102.00 N/R   $ 684,641
430 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 4.500%, 6/15/28
6/25 at 100.00 N/R   415,195
75 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Series 2012B, 3.700%, 7/01/32, (AMT)
7/23 at 100.00 Aaa   74,719
1,000 Oregon State Facilities Authority, Oregon, Charter School Revenue
Bonds, Academy for Character Education, Series 2022A, 6.750%,
6/15/42, 144A
6/32 at 100.00 N/R   1,009,280
235 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call N/R   233,160
405 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
7/23 at 100.00 N/R   405,794
3,965 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A,
5.000%, 11/15/46
11/28 at 103.00 N/R   3,166,489
Total Oregon 11,047,507
Pennsylvania - 4.3%
3,945 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center System,
Series 2007A-1, 4.370%, 2/01/37 (3-Month LIBOR*0.67% reference rate + 0.820% spread) (5)
8/23 at 100.00 A   3,883,379
125 Allegheny County Industrial Development Authority, Pennsylvania, ,
Charter School Revenue Bonds, Propel Charter School-Sunrise, Series
2013, 5.250%, 7/15/23
No Opt. Call BB+   125,045
Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel Corp.,
Refunding Series 2019:
3,470 4.875%, 11/01/24 No Opt. Call B1   3,492,486
1,750 5.125%, 5/01/30 No Opt. Call B1   1,798,002
5,042 Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue
Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23 (7)
6/23 at 100.00 N/R   4,134,492
225 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Taxable Series 2022B, 5.000%, 6/15/26, 144A
No Opt. Call N/R   216,551
2,000 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy Charter
School, Series 2017, 5.875%, 7/01/32, 144A
7/24 at 100.00 N/R   2,007,480
8,195 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 3.500%, 4/01/41 (7)
No Opt. Call N/R   82
6,755 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2005A, 4.000%, 1/01/35 (7)
No Opt. Call N/R   68
8,470 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2008A, 2.700%, 4/01/35 (7)
No Opt. Call N/R   85
18,995 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (7)
No Opt. Call N/R   190
13,790 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Generation
Project, Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   10,129,996

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017:
$ 3,410 4.000%, 11/01/33 11/27 at 100.00 B   $ 2,144,378
1,195 5.000%, 11/01/37 11/27 at 100.00 B   774,874
625 5.000%, 11/01/47 11/27 at 100.00 B   404,900
10,865 5.000%, 11/01/50 11/27 at 100.00 B   7,037,695
13,090 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Reading Hospital & Medical Center Project, Series 2012A, 5.000%,
11/01/44
7/23 at 100.00 B   8,481,796
Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020A:
1,015 5.000%, 2/01/26 No Opt. Call B   711,312
750 5.000%, 2/01/29 No Opt. Call B   487,297
700 5.000%, 2/01/31 No Opt. Call B   454,510
800 5.000%, 2/01/32 No Opt. Call B   519,304
7,685 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-1, 5.000%, 2/01/40, (Mandatory Put
2/01/25)
8/24 at 101.73 B   5,393,640
6,225 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put
2/01/27)
8/26 at 101.63 B   4,234,930
8,495 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Grand View Hospital, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 BB   6,272,198
1,970 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.000%,
3/15/26
No Opt. Call BBB-   1,984,046
4,950 Butler County General Authority, Pennsylvania, School Revenue Bonds,
Butler Area School District Project, Series 2007, 4.407%, 10/01/34
(3-Month LIBOR*0.67% reference rate + 0.700% spread) (5)
7/23 at 100.00 A1   4,728,092
295 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A,
5.000%, 12/01/30
12/25 at 100.00 N/R   278,223
985 Chester County Industrial Development Authority, Pennsylvania,
Avon Grove Charter School Revenue Bonds, Series 2017A, 4.000%,
12/15/27
No Opt. Call BBB-   965,921
2,790 Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2017A,
5.000%, 10/15/27
4/27 at 100.00 BB   2,771,781
6,040 Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2022,
5.625%, 10/15/42, 144A
10/32 at 100.00 BB   5,959,004
205 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018,
4.375%, 3/01/28, 144A
No Opt. Call N/R   202,483
1,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Clarion University Foundation Inc. Student Housing
Project at Clarion University, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 A1   1,014,900
Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014:
500 5.000%, 5/01/24 No Opt. Call Baa3   498,970
2,500 5.000%, 5/01/37 5/24 at 100.00 Baa3   2,469,550
2,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 BB   1,821,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 5,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB   $ 5,021,650
365 Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc.
Project, Series 2017, 5.000%, 6/01/27
6/25 at 102.00 BB+   358,769
60,000 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2018E, 2.073%, 9/01/48,
(Mandatory Put 9/01/25) (1-Month LIBOR*0.67% reference rate +
0.880% spread), (UB) (4),(5)
9/24 at 100.00 A+   59,951,400
870 East Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 - BAM
Insured
7/23 at 100.00 A1   870,078
East Hempfield Township Industrial Development Authority,
Pennsylvania, Student Services Inc - Student Housing Project at
Millersville University, Series 2014:
405 5.000%, 7/01/24, (ETM) No Opt. Call N/R  (6) 411,820
1,000 5.000%, 7/01/29, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R  (6) 1,016,840
2,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%,
11/01/35
5/25 at 100.00 A   2,027,580
Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
United Zion Retirement Community, Series 2017A:
1,955 4.500%, 12/01/29 6/27 at 100.00 N/R   1,810,643
500 5.000%, 12/01/32 6/27 at 100.00 N/R   457,355
1,775 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series
2021A, 4.000%, 5/01/41
5/30 at 100.00 BB   1,448,542
1,000 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 N/R   948,260
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Holy Redeemer Health System Inc.,
Refunding Series 2014A:
1,165 5.000%, 10/01/24 No Opt. Call Ba2   1,168,250
1,200 5.000%, 10/01/25 10/24 at 100.00 Ba2   1,201,812
2,030 5.000%, 10/01/26 10/24 at 100.00 Ba2   2,035,177
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Whitemarsh Continuing Care Retirement Community
Project, Series 2015, 5.000%, 1/01/30
1/25 at 100.00 N/R   975,140
1,355 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series
2013, 7.000%, 7/01/32
7/23 at 100.00 N/R   1,357,033
635 Northeastern Pennsylvania Hospital and Education Authority, University
Revenue Bonds, Wilkes University Project, Refunding Series 2016A,
5.000%, 3/01/27
3/26 at 100.00 BBB-   649,281
5,160 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A (7)
6/30 at 100.00 N/R   4,663,660
5,160 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A (7)
6/30 at 100.00 N/R   4,663,660
6,055 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31 (7),(8)
No Opt. Call N/R   5,035,701

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 5,000 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding
Series 2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R   $ 5,021,650
8,585 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2005A, 3.750%, 12/01/40 (7)
No Opt. Call N/R   86
140 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (7)
No Opt. Call N/R   1
500 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT Major
Bridges Package One Project, Series 2022, 5.500%, 6/30/39, (AMT)
12/32 at 100.00 BBB-   550,845
2,690 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/29
11/25 at 100.00 N/R   2,752,112
Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced
Living Obligated Group, Series 2017A:
200 5.000%, 7/01/31 7/27 at 100.00 BB   185,514
500 5.000%, 7/01/32 7/27 at 100.00 BB   459,095
7,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Taxable Series 2017B, 6.250%,
7/01/31
No Opt. Call BB   6,437,270
360 Philadelphia Authority for Industrial Development, Pennsylvania,
Charter School Revenue Bonds, Mast Community Charter School II
Project, Series 2020A, 5.000%, 8/01/30
No Opt. Call BBB-   369,371
665 Philadelphia Authority for Industrial Development, Pennsylvania,
Charter School Revenue Bonds, Philadelphia Electrical & Technology
Charter School, Series 2021A, 4.000%, 6/01/31
No Opt. Call BB   632,841
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated
Group, Pennsylvania, Series 2017C, 5.300%, 7/01/42
7/23 at 100.00 N/R   758,826
2,845 Saint Mary Hospital Authority, Pennsylvania, Health System Revenue
Bonds, Catholic Health East, Series 2007F, 4.395%, 11/15/34
(3-Month LIBOR*0.67% reference rate + 0.830% spread) (5)
7/23 at 100.00 AA-   2,782,581
Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds,
Refunding Series 2017:
405 5.000%, 9/01/25, 144A No Opt. Call BBB-   403,032
420 5.000%, 9/01/26, 144A No Opt. Call BBB-   418,765
440 5.000%, 9/01/27, 144A No Opt. Call BBB-   439,014
5,000 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016,
5.000%, 6/01/36
6/26 at 100.00 BB+   4,735,400
195 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 4.000%,
7/01/23
No Opt. Call BB   195,000
4,980 Westmoreland County Industrial Development Authority, Pennsylvania,
Retirement Community Revenue Bonds, Redstone Presbyterian
SeniorCare Obligated Group, Refunding Bonds, Series 2021, 4.000%,
5/15/41
5/28 at 103.00 N/R   3,865,078
Total Pennsylvania 211,478,392

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico - 4.5%
$ 48,500 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
7/23 at 18.02 N/R   $ 8,699,445
3,975 HTA Claas 6, Puerto Rico Highway and Transportation Authority
Highway Revenue Bonds, Series 2022, 5.250%, 7/01/38
7/23 at 100.00 N/R   3,977,107
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A:
5,230 5.000%, 7/01/33, 144A 7/32 at 100.00 N/R   5,382,454
4,900 5.000%, 7/01/37, 144A 7/32 at 100.00 N/R   4,935,231
10,700 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/35, 144A
7/30 at 100.00 N/R   10,844,664
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A:
275 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R   282,540
500 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R   503,265
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B:
2,500 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R   2,568,550
5,334 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R   5,368,831
6,500 4.000%, 7/01/47, 144A 7/31 at 100.00 N/R   5,477,095
214 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   216,251
1,570 Puerto Rico Electric Power Authority, 5.250%, 7/01/29 No Opt. Call N/R   1,556,967
11,790 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (7)
7/23 at 100.00 D   4,450,725
635 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 3.926%, 7/01/30 (7)
7/23 at 100.00 D   239,713
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2010DDD:
1,000 5.000%, 7/01/20 (7) No Opt. Call N/R   375,000
6,017 3.957%, 7/01/25 (7) No Opt. Call D   2,256,375
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2012A:
8,375 4.800%, 7/01/29 (7) 7/23 at 100.00 D   3,161,562
3,000 5.000%, 7/01/29 (7) 7/23 at 100.00 D   1,132,500
6,878 3.957%, 7/01/42 (7) 7/23 at 100.00 D   2,596,445
45 5.050%, 7/01/42 (7) 7/23 at 100.00 D   16,988
470 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.500%, 7/01/20 (7)
No Opt. Call D   176,250
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT:
200 5.000%, 7/01/17 (7) No Opt. Call N/R   75,000
1,140 5.000%, 7/01/21 (7) No Opt. Call N/R   427,500
6,205 3.957%, 7/01/23 (7) No Opt. Call Ca   2,326,875
450 5.000%, 7/01/23 (7) No Opt. Call D   168,750
2,255 3.957%, 7/01/24 (7) 7/23 at 100.00 D   851,262
35 5.000%, 7/01/25 (7) 7/23 at 100.00 D   13,213
115 5.000%, 7/01/27 (7) 7/23 at 100.00 D   43,412
1,242 3.957%, 7/01/32 (7) 7/23 at 100.00 D   468,855
2,310 3.957%, 7/01/37 (7) 7/23 at 100.00 D   872,025
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007VV:
1,100 3.999%, 7/01/20 (7) No Opt. Call D   412,500
4,480 5.250%, 7/01/35 - NPFG Insured No Opt. Call D   4,401,824

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA:
$ 975 3.978%, 7/01/23 (7) No Opt. Call D   $ 365,625
2,000 5.250%, 7/01/24 (7) 7/23 at 100.00 D   755,000
1,000 5.250%, 7/01/25 (7) 7/23 at 100.00 D   377,500
2,140 5.250%, 7/01/27 (7) 7/23 at 100.00 D   807,850
9,664 3.978%, 7/01/28 (7) 7/23 at 100.00 D   3,648,160
7,020 5.250%, 7/01/29 (7) 7/23 at 100.00 D   2,650,050
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC:
50 5.000%, 7/01/23 (7) No Opt. Call N/R   18,750
2,100 5.000%, 7/01/24 (7) 7/23 at 100.00 D   792,750
400 4.625%, 7/01/25 (7) 7/23 at 100.00 D   151,000
50 5.000%, 7/01/25 (7) 7/23 at 100.00 D   18,875
1,995 3.978%, 7/01/27 (7) 7/23 at 100.00 D   753,112
6,135 3.990%, 7/01/28 (7) 7/23 at 100.00 D   2,315,963
490 5.000%, 7/01/28 (7) 7/23 at 100.00 D   184,975
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX:
695 3.926%, 7/01/25 (7) 7/23 at 100.00 D   262,362
110 5.250%, 7/01/27 (7) 7/23 at 100.00 D   41,525
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ:
1,145 5.250%, 7/01/21 (7) No Opt. Call D   429,375
18,275 3.978%, 7/01/23 (7) No Opt. Call N/R   6,853,125
4,320 5.250%, 7/01/23 (7) No Opt. Call D   1,620,000
350 5.000%, 7/01/24 (7) 7/23 at 100.00 D   132,125
1,260 5.250%, 7/01/24 (7) 7/23 at 100.00 D   475,650
1,090 5.000%, 7/01/28 (7) 7/23 at 100.00 D   411,475
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2013A:
730 7.000%, 7/01/33 (7) 7/23 at 100.00 D   275,575
3,415 6.750%, 7/01/36 (7) 7/23 at 100.00 D   1,289,162
745 7.000%, 7/01/43 (7) 7/23 at 100.00 D   281,238
500 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016C-4, 7.500%, 7/01/20 (7)
No Opt. Call N/R   187,500
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
280 5.500%, 7/01/21 (7) No Opt. Call D   105,000
5,597 5.375%, 7/01/23 (7) No Opt. Call D   2,098,875
2,850 5.375%, 7/01/23 (7) No Opt. Call N/R   1,068,750
20 5.250%, 7/01/25 (7) 7/23 at 100.00 D   7,550
130 5.000%, 7/01/28 (7) 7/23 at 100.00 D   49,075
1,060 3.978%, 7/01/33 (7) 7/23 at 100.00 D   400,150
3,990 3.999%, 7/01/38 (7) 7/23 at 100.00 D   1,506,225
Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Build America Bond Series 2010EE:
2,460 5.950%, 7/01/30 (7) 7/23 at 100.00 D   928,650
3,220 4.061%, 7/01/40 (7) 7/23 at 100.00 D   1,215,550
4,776 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R   4,656,838
24,835 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022B, 0.000%, 7/01/32
No Opt. Call N/R   15,828,587
6,252 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 5.000%, 7/01/53
1/33 at 100.00 N/R   3,829,072
530 Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27
- AGM Insured
7/23 at 100.00 A1   533,196

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
$ 585 0.000%, 7/01/27 No Opt. Call N/R   $ 497,502
570 0.000%, 7/01/29 7/28 at 98.64 N/R   443,540
19,680 0.000%, 7/01/46 7/28 at 41.38 N/R   5,553,106
22,500 0.000%, 7/01/51 7/28 at 30.01 N/R   4,756,500
4,164 4.750%, 7/01/53 7/28 at 100.00 N/R   3,978,202
9,865 5.000%, 7/01/58 7/28 at 100.00 N/R   9,641,656
6,226 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R   5,936,678
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
6,509 5.375%, 7/01/25 No Opt. Call N/R   6,673,154
2,728 5.625%, 7/01/29 No Opt. Call N/R   2,926,148
27,917 0.000%, 7/01/33 7/31 at 89.94 N/R   17,108,099
4,568 4.000%, 7/01/33 7/31 at 103.00 N/R   4,350,838
10,092 4.000%, 7/01/35 7/31 at 103.00 N/R   9,405,831
2,439 4.000%, 7/01/37 7/31 at 103.00 N/R   2,195,464
19,636 4.000%, 7/01/41 7/31 at 103.00 N/R   17,112,291
33 4.000%, 7/01/46 7/31 at 103.00 N/R   27,763
1,976 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R   997,763
University of Puerto Rico, University System Revenue Bonds, Refunding
Series 2006P:
250 5.000%, 6/01/24 7/23 at 100.00 CC   248,620
275 5.000%, 6/01/30 7/23 at 100.00 CC   266,709
Total Puerto Rico 223,725,278
Rhode Island - 0.2%
8,010 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/31
9/26 at 100.00 B+   7,917,164
1,115 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 5.000%,
9/01/23, (ETM)
No Opt. Call N/R  (6) 1,117,821
Total Rhode Island 9,034,985
South Carolina - 0.6%
15,315 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/01/24)
11/23 at 100.30 AA-   15,317,297
Richland County, South Carolina, Special Assessment Revenue Bonds,
Village at Sandhill Improvement District, Refunding Series 2021:
1,000 3.625%, 11/01/31, 144A 11/26 at 103.00 N/R   848,470
1,270 3.750%, 11/01/36, 144A 11/26 at 103.00 N/R   1,006,335
935 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/40, 144A
1/30 at 100.00 N/R   858,124
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project,
Series 2015A:
100 4.500%, 8/15/25, 144A 2/25 at 100.00 BB   97,099
500 5.125%, 8/15/35, 144A 2/25 at 100.00 BB   453,290
125 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project,
Series 2014A, 5.750%, 11/01/23, (ETM), 144A
No Opt. Call N/R  (6) 125,868

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 1,200 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.000%, 6/15/29, 144A
12/26 at 100.00 Ba1   $ 1,206,744
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2021A:
200 4.000%, 6/15/31, 144A 6/29 at 100.00 N/R   181,616
920 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R   800,529
400 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%,
8/01/24, (Pre-refunded 8/01/23)
8/23 at 100.00 N/R  (6) 400,560
250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project,
Series 2021A, 8.750%, 7/01/25
7/23 at 100.00 N/R   275,220
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A:
540 5.000%, 12/01/27 6/26 at 100.00 A-   562,048
125 5.000%, 12/01/28 6/26 at 100.00 A-   129,655
830 5.000%, 12/01/29 6/26 at 100.00 A-   861,856
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A-   5,024,600
Total South Carolina 28,149,311
Tennessee - 0.7%
500 Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%,
1/01/31 (7)
1/25 at 102.00 N/R   300,000
Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
1,905 0.000%, 12/01/24, 144A No Opt. Call N/R   1,770,926
3,135 0.000%, 12/01/25, 144A No Opt. Call N/R   2,760,430
3,245 0.000%, 12/01/26, 144A No Opt. Call N/R   2,699,386
8,810 0.000%, 12/01/31, 144A No Opt. Call N/R   5,480,261
Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A:
1,850 5.000%, 12/01/35, 144A 12/26 at 100.00 N/R   1,731,896
2,500 5.125%, 12/01/42, 144A 12/26 at 100.00 N/R   2,259,000
1,080 Bristol Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27
6/26 at 100.00 N/R   1,030,860
2,350 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/44
10/24 at 100.00 Baa2   2,351,011
1,190 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017, 5.000%, 4/01/36
4/27 at 100.00 BBB   1,227,723
Knox County Health, Educational, and Housing Facilities Board,
Tennessee, Revenue Bonds, Provision Center for Proton Therapy
Project, Series 2014:
14,053 5.250%, 5/01/25, 144A (7) 11/24 at 100.00 N/R   1,405
4,511 6.000%, 5/01/34, 144A (7) 11/24 at 100.00 N/R   451
6,955 Knoxville Industrial Development Board, Tennessee, Multifamily
Revenue Bonds, Pines Apartments Project, Series 2008, 6.070%,
8/01/48, (Mandatory Put 9/01/23)
9/23 at 100.00 N/R   6,951,521
775 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27 (7)
No Opt. Call N/R   668,011

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A:
$ 4,000 6.500%, 6/01/27, 144A (7) No Opt. Call N/R   $ 880,000
12,635 7.125%, 6/01/32, 144A (7) 6/27 at 100.00 N/R   2,779,700
The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C:
40 5.000%, 2/01/24 No Opt. Call Baa2   40,150
190 5.000%, 2/01/25 No Opt. Call Baa2   191,626
Total Tennessee 33,124,357
Texas - 8.3%
2,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Second-Lien Series 2021B, 3.750%, 10/01/31,
144A
No Opt. Call N/R   1,761,200
725 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek
Public Improvement District Area 1 Project, Series 2019, 5.750%,
9/01/29, 144A
No Opt. Call N/R   739,717
Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek
Public Improvement District Area 2 Project, Series 2022:
250 5.000%, 9/01/28, 144A No Opt. Call N/R   250,575
1,000 5.750%, 9/01/42, 144A 9/32 at 100.00 N/R   1,006,980
480 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek
Public Improvement District Major Improvement Area Project, Series
2019, 6.000%, 9/01/29, 144A
No Opt. Call N/R   493,608
Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Area 1 Project, Series 2021:
375 3.250%, 9/15/26, 144A No Opt. Call N/R   345,315
500 3.750%, 9/15/31, 144A No Opt. Call N/R   429,245
250 4.000%, 9/15/41, 144A 9/31 at 100.00 N/R   211,815
310 Argyle, Texas, Special Assessment Revenue Bonds, Highlands of  Argyle
Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27
No Opt. Call N/R   309,278
1,000 Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook
of  Argyle Public Improvement District Project, Series 2018, 4.625%,
9/01/28, 144A
No Opt. Call N/R   1,007,040
2,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Basis Schools, Refunding Series 2021, 4.500%,
6/15/56, (Mandatory Put 6/15/26), 144A
6/24 at 100.00 Ba2   1,983,640
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A:
1,400 4.000%, 2/15/31 2/30 at 100.00 N/R   1,245,818
2,510 4.125%, 2/15/41 2/30 at 100.00 N/R   1,909,633
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2022A:
630 5.000%, 2/15/32, 144A 2/30 at 100.00 N/R   597,397
1,500 6.000%, 2/15/42, 144A 2/30 at 100.00 N/R   1,424,220
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Magellan International School, Series 2022:
1,245 5.500%, 6/01/32, 144A 6/29 at 103.00 Ba2   1,273,062
5,085 6.000%, 6/01/42, 144A 6/29 at 103.00 Ba2   5,119,477
705 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A,
4.550%, 8/15/28
8/27 at 100.00 N/R   684,717

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2 Project, Series
2018:
$ 175 5.000%, 9/01/23, 144A No Opt. Call N/R   $ 175,222
530 5.500%, 9/01/28, 144A 9/23 at 103.00 N/R   544,480
Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 3A Project, Series
2021:
441 2.500%, 9/01/26, 144A No Opt. Call N/R   406,174
622 3.000%, 9/01/31, 144A 9/28 at 100.00 N/R   547,715
775 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Winn Ridge South Public Improvement District Project, Series 2017,
5.500%, 9/01/27, 144A
No Opt. Call N/R   792,685
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A:
165 5.000%, 1/01/30 1/27 at 100.00 BB+   168,788
1,800 5.000%, 1/01/31 1/27 at 100.00 BB+   1,841,904
1,700 5.000%, 1/01/32 1/27 at 100.00 BB+   1,738,675
985 5.000%, 1/01/33 1/27 at 100.00 BB+   1,006,227
580 5.000%, 1/01/34 1/27 at 100.00 BB+   593,218
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding Second Tier Series 2017B:
1,445 5.000%, 1/01/24 No Opt. Call B   1,441,590
540 5.000%, 1/01/25 No Opt. Call B   537,073
1,680 5.000%, 1/01/27 No Opt. Call B   1,671,146
990 5.000%, 1/01/28 1/27 at 100.00 B   988,356
1,445 5.000%, 1/01/29 1/27 at 100.00 B   1,444,899
880 5.000%, 1/01/30 1/27 at 100.00 B   880,713
1,985 5.000%, 1/01/32 1/27 at 100.00 B   1,984,901
1,525 5.000%, 1/01/34 1/27 at 100.00 B   1,525,976
405 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District
Improvement Area 1, Series 2019, 4.000%, 11/01/29, 144A
No Opt. Call N/R   394,421
800 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District
Improvement Area 2, Series 2022, 5.375%, 11/01/42, 144A
11/32 at 100.00 N/R   805,760
900 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call BBB-   766,755
750 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, Second-Lien Series 2021B,
3.500%, 10/01/31, 144A
No Opt. Call BB   643,275
Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021:
285 4.125%, 9/01/26, 144A No Opt. Call N/R   272,936
565 4.750%, 9/01/31, 144A No Opt. Call N/R   520,105
1,645 5.000%, 9/01/41, 144A 9/31 at 100.00 N/R   1,524,438
Caddo Mills Municipal Management District No. 1, Texas, General
Obligation Bonds, Tax Road Series 2021:
130 2.000%, 9/01/27 9/26 at 100.00 N/R   119,388
135 2.000%, 9/01/28 9/26 at 100.00 N/R   122,112
140 2.125%, 9/01/29 9/26 at 100.00 N/R   125,661
145 2.250%, 9/01/30 9/26 at 100.00 N/R   129,292
150 2.250%, 9/01/31 9/26 at 100.00 N/R   131,835
315 2.250%, 9/01/33 9/26 at 100.00 N/R   268,793
335 2.500%, 9/01/35 9/26 at 100.00 N/R   282,331
540 2.500%, 9/01/38 9/26 at 100.00 N/R   419,904

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 595 2.750%, 9/01/41 9/26 at 100.00 N/R   $ 451,635
Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phase 1 Project, Series 2018:
190 4.125%, 9/01/23, 144A No Opt. Call N/R   189,954
1,090 4.625%, 9/01/28, 144A No Opt. Call N/R   1,094,524
Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phases 2-7 Major Improvement Project,
Series 2018:
240 4.375%, 9/01/23, 144A No Opt. Call N/R   240,034
1,395 5.000%, 9/01/28, 144A No Opt. Call N/R   1,413,581
Celina, Texas, Special Assessment Revenue Bonds, Celina Hills Public
Improvement District Project, Series 2022:
300 4.375%, 9/01/27, 144A No Opt. Call N/R   294,768
430 4.625%, 9/01/32, 144A No Opt. Call N/R   419,039
225 Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields
II Public Improvement District Neighborhood Improvement Areas 2-3
Project, Series 2019, 4.125%, 9/01/39, 144A
9/29 at 100.00 N/R   203,589
185 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.125%,
9/01/28, 144A
No Opt. Call N/R   187,670
Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Improvement Area 1 District
Series 2023:
685 4.500%, 9/01/30, 144A , (WI/DD) No Opt. Call N/R   684,137
1,630 5.375%, 9/01/43, 144A , (WI/DD) 9/33 at 100.00 N/R   1,640,122
Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek
Public Improvement District Phase 1 Project, Series 2021:
200 3.250%, 9/01/26, 144A No Opt. Call N/R   186,516
200 3.750%, 9/01/31, 144A No Opt. Call N/R   174,684
Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek
Public Improvement District Phase 2-3 Major Improvement Project,
Series 2021:
250 4.750%, 9/01/31, 144A No Opt. Call N/R   236,392
50 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R   48,964
225 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27
9/26 at 100.00 N/R   223,164
205 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1B, Series 2018, 4.750%, 9/01/28, 144A
No Opt. Call N/R   206,367
Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Project, Series 2018:
54 4.625%, 9/01/23 No Opt. Call N/R   54,025
375 5.000%, 9/01/28 No Opt. Call N/R   379,935
Celina, Texas, Special Assessment Revenue Bonds, Hillside Village
Public Improvement District Project, Series 2022:
300 2.750%, 9/01/27, 144A No Opt. Call N/R   268,533
350 3.125%, 9/01/32, 144A 9/31 at 100.00 N/R   289,905
875 3.375%, 9/01/42, 144A 9/31 at 100.00 N/R   657,536
400 Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang
Ranch Public Improvement District Phase 2-9 Major improvement
Project, Series 2015, 5.500%, 9/01/24
7/23 at 103.00 N/R   401,352
Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1 Project, Series 2023:
340 4.375%, 9/01/30, 144A No Opt. Call N/R   338,331
1,225 5.125%, 9/01/43, 144A 9/33 at 100.00 N/R   1,201,529

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,085 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms
Public Improvement District Phase 1 Project, Series 2017, 5.750%,
9/01/32
9/27 at 100.00 N/R   $ 1,114,024
435 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms
Public Improvement District Phase 2 Direct Improvement Project,
Series 2022, 4.000%, 9/01/32, 144A
9/30 at 100.00 N/R   403,937
460 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms
Public Improvement District Phase 2 Major Improvement Project,
Series 2017, 6.125%, 9/01/32
9/27 at 100.00 N/R   471,022
Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields East
Public Improvement District Phase 1 Project, Series 2022:
250 3.250%, 9/01/27, 144A No Opt. Call N/R   229,235
350 3.625%, 9/01/32, 144A 9/31 at 100.00 N/R   306,330
Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II
Public Improvement District Neighborhood Improvement Area 5
Project, Series 2022:
220 2.875%, 9/01/27, 144A No Opt. Call N/R   198,620
250 3.250%, 9/01/32, 144A 9/31 at 100.00 N/R   210,108
1,175 3.500%, 9/01/42, 144A 9/31 at 100.00 N/R   898,264
Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021:
250 3.500%, 9/01/26, 144A No Opt. Call N/R   239,305
500 4.000%, 9/01/31, 144A No Opt. Call N/R   469,180
Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Phase 1 Project, Series 2021:
200 2.750%, 9/01/26, 144A No Opt. Call N/R   187,950
400 3.250%, 9/01/31, 144A No Opt. Call N/R   356,792
Celina, Texas, Special Assessment Revenue Bonds, Wells North Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2016:
195 4.375%, 9/01/26, 144A 9/23 at 102.00 N/R   194,953
100 5.000%, 9/01/36, 144A 9/23 at 102.00 N/R   100,055
Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 4 Project,
Series 2021:
174 2.500%, 9/01/26, 144A No Opt. Call N/R   162,017
175 3.000%, 9/01/31, 144A No Opt. Call N/R   151,784
500 3.375%, 9/01/41, 144A 9/31 at 100.00 N/R   399,145
Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 5 Project,
Series 2022:
170 4.500%, 9/01/27, 144A No Opt. Call N/R   169,735
255 4.875%, 9/01/32, 144A No Opt. Call N/R   255,596
City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project, Special Assessment Revenue
Bonds, Series 2022:
440 4.375%, 9/15/27, 144A No Opt. Call N/R   431,715
405 4.750%, 9/15/32, 144A No Opt. Call N/R   394,377
1,050 5.250%, 9/15/42, 144A 9/32 at 100.00 N/R   1,012,998
City Of Midlothian, Texas, Westside Preserve Public Improvement Major
Improvement Area Project, Special Assessment Revenue Bonds, Series
2022:
295 5.125%, 9/15/27, 144A No Opt. Call N/R   290,826
310 5.500%, 9/15/32, 144A No Opt. Call N/R   304,494
750 6.000%, 9/15/42, 144A 9/32 at 100.00 N/R   752,018

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 780 City of Shenandoah, Montgomery County, Texas, Special Assessment
Revenue Bonds, Metropark Public Improvement District, Series 2018,
5.000%, 9/01/28
No Opt. Call N/R   $ 789,165
700 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/26
No Opt. Call A-   723,674
5,855 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2015A,
5.000%, 12/01/45
6/25 at 100.00 BBB-   5,783,393
Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2023A:
6,400 5.750%, 6/15/38, 144A 6/31 at 100.00 N/R   6,243,264
5,000 6.000%, 6/15/43, 144A 6/31 at 100.00 N/R   4,936,850
535 Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%,
9/01/28
9/23 at 103.00 N/R   551,831
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 2 Project, Series 2021:
217 2.500%, 9/01/26, 144A No Opt. Call N/R   200,270
475 3.000%, 9/01/31, 144A 9/29 at 100.00 N/R   407,108
1,050 3.250%, 9/01/41, 144A 9/29 at 100.00 N/R   809,235
Comal County Meyer Ranch Municipal Utility District, Texas, General
Obligation Bonds,  Road Series 2021:
100 2.250%, 8/15/29 8/26 at 100.00 N/R   86,567
105 2.250%, 8/15/30 8/26 at 100.00 N/R   89,488
105 2.375%, 8/15/31 8/26 at 100.00 N/R   88,513
225 2.500%, 8/15/33 8/26 at 100.00 N/R   186,896
240 2.500%, 8/15/35 8/26 at 100.00 N/R   187,623
255 2.500%, 8/15/37 8/26 at 100.00 N/R   187,565
565 2.750%, 8/15/41 8/26 at 100.00 N/R   392,387
220 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 4.000%, 9/01/27
No Opt. Call N/R   215,822
Conroe Local Government Corporation, Texas, Hotel Revenue and
Contract Revenue Bonds, Subordinate Third Lien Series 2021C:
650 4.000%, 10/01/41 10/31 at 100.00 A2   642,980
700 4.000%, 10/01/46 10/31 at 100.00 A2   667,856
550 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call BBB-   464,178
525 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 3.500%,
10/01/31
No Opt. Call BB-   447,489
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Cartwright Ranch Public Improvement District Major Improvement Area
Project, Series 2021:
200 4.125%, 9/15/26, 144A No Opt. Call N/R   193,158
260 4.750%, 9/15/31, 144A No Opt. Call N/R   243,240
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Crandall Carwright Ranch Public Improvement District Improvement
Area 1 Project, Series 2021:
321 3.375%, 9/15/26, 144A No Opt. Call N/R   298,764
205 4.000%, 9/15/31, 144A No Opt. Call N/R   188,030
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Improvement Area 1 Project,
Series 2022:
690 5.375%, 9/15/27, 144A No Opt. Call N/R   695,831

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 530 5.500%, 9/15/32, 144A No Opt. Call N/R   $ 545,677
310 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Single Family Residential,
Major Improvement Area Project, Series 2022, 6.125%, 9/15/32, 144A
No Opt. Call N/R   316,975
170 Danbury Higher Education Authority, Texas, Charter School Revenue
Bonds, John H. Wood Jr. Public Charter District, Inspire Academies,
Series 2013A, 5.250%, 8/15/23, (ETM)
No Opt. Call N/R  (6) 170,303
Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2014A:
325 5.000%, 9/01/23 No Opt. Call BB+   325,042
305 5.000%, 9/01/24 No Opt. Call BB+   305,949
1,785 5.250%, 9/01/29 9/24 at 100.00 BB+   1,777,503
East Fort Bend County Development Authority, Texas, Contract Revenue
Bonds, Water Sewer and Drain Facilities, Series 2022:
130 5.000%, 9/01/23 No Opt. Call N/R   130,048
215 5.000%, 9/01/24 No Opt. Call N/R   215,957
225 5.000%, 9/01/25 No Opt. Call N/R   226,778
235 5.000%, 9/01/26 No Opt. Call N/R   237,996
245 5.000%, 9/01/27 No Opt. Call N/R   249,314
255 5.000%, 9/01/28 No Opt. Call N/R   260,781
265 5.000%, 9/01/29 9/28 at 100.00 N/R   271,029
280 5.000%, 9/01/30 9/28 at 100.00 N/R   285,900
290 5.000%, 9/01/31 9/28 at 100.00 N/R   296,655
305 5.000%, 9/01/32 9/28 at 100.00 N/R   311,899
Fate City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg East Public Improvement District Improvement Area 2
Project, Series 2022:
500 4.875%, 8/15/27, 144A No Opt. Call N/R   498,870
778 5.250%, 8/15/32, 144A No Opt. Call N/R   783,454
1,630 5.875%, 8/15/42, 144A 8/32 at 100.00 N/R   1,636,389
Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2A & 3A2, Series
2022:
265 3.750%, 8/15/27, 144A No Opt. Call N/R   256,992
587 4.000%, 8/15/32, 144A 8/30 at 100.00 N/R   552,766
Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series
2019:
150 3.125%, 8/15/24, 144A No Opt. Call N/R   147,530
510 3.500%, 8/15/29, 144A 8/27 at 100.00 N/R   478,145
110 4.000%, 8/15/39, 144A 8/27 at 100.00 N/R   98,939
Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk
Public Improvement District 1, Refunding Series 2021:
675 2.625%, 9/01/26, 144A No Opt. Call N/R   624,321
750 3.250%, 9/01/31, 144A No Opt. Call N/R   647,460
Georgetown, Texas, Special Assessment Revenue Bonds, Parks at
Westhaven Public Improvement District Project, Series 2022:
450 3.625%, 9/15/27, 144A No Opt. Call N/R   432,126
415 3.875%, 9/15/32, 144A 9/30 at 100.00 N/R   381,215
1,250 4.125%, 9/15/42, 144A 9/30 at 100.00 N/R   1,108,162
785 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series
1998, 8.000%, 4/01/28, (AMT)
7/23 at 100.00 B3   785,620

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Hackberry, Texas, Combination Special Assessment and Contract
Revenue Road and Utility Bonds, Hidden Cove Improvement District 2,
Series 2017:
$ 280 4.000%, 9/01/23 No Opt. Call BBB-   $ 280,050
295 4.000%, 9/01/24 No Opt. Call BBB-   294,808
310 4.000%, 9/01/25 No Opt. Call BBB-   309,495
335 4.000%, 9/01/27 No Opt. Call BBB-   336,404
560 Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry
Public Improvement District 3 Phase 13-16 Project, Refunding &
Improvement Series 2017, 4.500%, 9/01/27
No Opt. Call N/R   562,330
750 Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the
Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%,
9/01/27
No Opt. Call N/R   744,810
1,400 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A, 5.000%, 6/01/28
7/23 at 100.00 Ba1   1,374,884
Harris County Municipal Utility District 213A, Texas, General Obligation
Bonds, Series 2021:
100 2.000%, 4/01/27 No Opt. Call N/R   89,763
100 2.000%, 4/01/28 No Opt. Call N/R   87,926
100 2.250%, 4/01/29 No Opt. Call N/R   87,434
100 2.250%, 4/01/30 4/29 at 100.00 N/R   86,225
100 2.375%, 4/01/31 4/29 at 100.00 N/R   85,474
250 2.500%, 4/01/33 4/29 at 100.00 N/R   209,203
250 2.500%, 4/01/35 4/29 at 100.00 N/R   197,860
300 2.500%, 4/01/37 4/29 at 100.00 N/R   222,495
300 2.750%, 4/01/39 4/29 at 100.00 N/R   217,815
325 3.000%, 4/01/41 4/29 at 100.00 N/R   237,432
2,565 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/35 - NPFG Insured
11/24 at 52.47 BB   1,261,211
Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019:
155 3.250%, 9/01/24, 144A No Opt. Call N/R   152,194
435 3.625%, 9/01/29, 144A No Opt. Call N/R   407,739
150 4.125%, 9/01/39, 144A 9/29 at 100.00 N/R   135,312
1,750 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
6.250%, 9/15/27
9/25 at 100.00 N/R   1,771,193
3,690 Hemphill County Hospital District, Texas, General Obligation Bonds,
Series 2019, 5.250%, 2/01/32
2/29 at 100.00 N/R   3,772,804
Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Refunding Junior Lien Series 2022B:
5,805 0.000%, 12/01/45 12/31 at 56.27 BB+   1,526,947
2,945 0.000%, 12/01/46 12/31 at 53.69 BB+   720,936
Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding
Series 2011:
1,250 6.500%, 7/15/30, (AMT) 7/23 at 100.00 BB-   1,253,538
2,000 6.625%, 7/15/38, (AMT) 7/23 at 100.00 BB-   2,005,660
Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1:
1,000 5.000%, 7/15/30, (AMT) 7/25 at 100.00 BB-   1,007,580
240 5.000%, 7/15/35, (AMT) 7/25 at 100.00 BB-   240,821
3,600 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Airport Improvements Project, Refunding Series
2020C, 5.000%, 7/15/27, (AMT)
No Opt. Call B-   3,647,988

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,500 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Technical Operations Center Project, Series 2018,
5.000%, 7/15/28, (AMT)
No Opt. Call BB-   $ 1,528,215
Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Cottonwood Creek Public Improvement Area 1 Project Series 2021:
249 2.500%, 9/01/26, 144A No Opt. Call N/R   229,167
400 3.125%, 9/01/31, 144A 9/29 at 100.00 N/R   345,068
1,100 3.500%, 9/01/41, 144A 9/29 at 100.00 N/R   873,664
Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Durango Farms Public Improvement Project Series 2021:
275 2.750%, 9/01/26, 144A No Opt. Call N/R   255,096
400 3.500%, 9/01/31, 144A 9/29 at 100.00 N/R   350,564
1,165 3.875%, 9/01/41, 144A 9/29 at 100.00 N/R   960,892
Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Emory Crossing, Public Improvement Area 1 Project Series 2021:
222 2.625%, 9/01/26, 144A No Opt. Call N/R   205,683
210 3.250%, 9/01/31, 144A 9/29 at 100.00 N/R   181,455
550 3.625%, 9/01/41, 144A 9/29 at 100.00 N/R   443,223
Intercontinental Crossing Municipal Utility District, Harris County, Texas,
General Obligation Bonds, Series 2021:
100 4.000%, 9/01/24 No Opt. Call N/R   99,552
100 4.000%, 9/01/25 No Opt. Call N/R   99,673
105 4.000%, 9/01/26 No Opt. Call N/R   104,997
110 2.000%, 9/01/27 9/26 at 100.00 N/R   98,196
115 2.000%, 9/01/28 9/26 at 100.00 N/R   100,582
115 2.250%, 9/01/29 9/26 at 100.00 N/R   100,600
120 2.250%, 9/01/30 9/26 at 100.00 N/R   103,726
125 2.375%, 9/01/31 9/26 at 100.00 N/R   107,135
Joshua Farms Municipal Management District 1, Johnson County,
Texas, Special Assessment Revenue Bonds, Improvement Areas 1-2
Project Series 2023:
500 4.375%, 9/01/30, 144A No Opt. Call N/R   497,545
1,600 5.250%, 9/01/43, 144A 9/31 at 100.00 N/R   1,568,496
Justin, Denton County, Texas, Special Assessment Revenue Bonds,
Timberbrook Public Improvement District 1 Improvement Area 2
Project, Series 2018:
750 2.500%, 9/01/26, 144A No Opt. Call N/R   697,313
485 3.000%, 9/01/31, 144A No Opt. Call N/R   422,842
Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public
Improvement District 1 Phase 2A-2B Project, Series 2021:
235 5.125%, 9/15/28 No Opt. Call N/R   237,453
730 5.625%, 9/15/42 9/32 at 100.00 N/R   747,827
Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3 Project, Series 2021:
500 2.750%, 9/01/26, 144A No Opt. Call N/R   457,315
2,000 3.750%, 9/01/41, 144A 9/31 at 100.00 N/R   1,600,640
680 Kyle, Texas, Special Assessment Revenue Bonds, Limestone Creek
Public Improvement District Improvement Area 1 Project, Series 2023,
5.500%, 9/01/43, 144A , (WI/DD)
9/33 at 100.00 N/R   682,088
Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1 Project,
Series 2022:
625 3.625%, 9/01/27, 144A No Opt. Call N/R   603,612
505 3.875%, 9/01/32, 144A 9/30 at 100.00 N/R   465,827
1,250 4.125%, 9/01/41, 144A 9/30 at 100.00 N/R   1,124,063

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Project, Series
2022:
$ 220 4.125%, 9/01/27, 144A No Opt. Call N/R   $ 213,847
225 4.375%, 9/01/32, 144A 9/30 at 100.00 N/R   214,994
640 4.625%, 9/01/41, 144A 9/30 at 100.00 N/R   595,987
2,000 Kyle, Texas, Special Assessment Revenue Bonds, Porter County Public
Improvement District Improvement Area 1 Project, Series 2023,
5.750%, 9/01/43, 144A
9/33 at 100.00 N/R   1,995,080
345 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019,
4.250%, 9/01/29, 144A
No Opt. Call N/R   338,928
Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District, Series 2022:
480 4.375%, 9/01/27 No Opt. Call N/R   474,768
535 4.750%, 9/01/32 No Opt. Call N/R   526,777
16,600 Lakeside Place Public Facility Corporation, Texas, Multifamily Housing
Revenue Bonds, Torrey Chase Apartments, Series 2021, 3.480%,
12/15/39, 144A
12/31 at 100.00 N/R   12,421,448
Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public
Improvement District Improvement Area 1 Project, Series 2022:
600 3.500%, 9/15/27, 144A No Opt. Call N/R   562,488
1,000 3.875%, 9/15/32, 144A No Opt. Call N/R   895,650
3,000 4.000%, 9/15/42, 144A 9/32 at 100.00 N/R   2,562,660
Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Area 1 Project, Series 2019:
205 3.500%, 9/15/24, 144A No Opt. Call N/R   201,949
365 3.750%, 9/15/29, 144A No Opt. Call N/R   341,487
Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Areas 2-3 Project, Series 2022:
250 5.250%, 9/15/28, 144A No Opt. Call N/R   252,168
1,500 5.875%, 9/15/42, 144A 9/32 at 100.00 N/R   1,539,480
305 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
4.375%, 9/15/29, 144A
No Opt. Call N/R   301,889
955 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series
2017, 4.125%, 9/01/28, 144A
9/26 at 100.00 N/R   937,008
825 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1,
5.000%, 12/01/41
6/26 at 103.00 N/R   743,119
Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Improvement Areas 1
& 2 Project, Series 2022:
650 2.625%, 9/01/27, 144A No Opt. Call N/R   600,093
750 3.125%, 9/01/32, 144A No Opt. Call N/R   654,488
2,200 3.375%, 9/01/42, 144A 9/32 at 100.00 N/R   1,676,554
Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Major Improvement
Area Project, Series 2022:
225 3.500%, 9/01/27, 144A No Opt. Call N/R   210,229
275 3.875%, 9/01/32, 144A No Opt. Call N/R   245,102
650 4.125%, 9/01/42, 144A 9/32 at 100.00 N/R   547,904
Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch
Public Improvement District Project, Series 2022:
150 3.250%, 9/01/27, 144A No Opt. Call N/R   140,174

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 205 3.500%, 9/01/32, 144A No Opt. Call N/R   $ 177,462
530 3.750%, 9/01/42, 144A 9/32 at 100.00 N/R   421,498
Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public
Improvement District Improvement Area 3 Project, Series 2021:
243 2.375%, 9/01/26, 144A No Opt. Call N/R   221,733
300 2.875%, 9/01/31, 144A 9/29 at 100.00 N/R   251,097
725 3.125%, 9/01/41, 144A 9/29 at 100.00 N/R   536,790
410 Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017,
5.250%, 9/01/27, 144A
No Opt. Call N/R   417,905
250 Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27,
144A
No Opt. Call N/R   250,825
370 Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020,
4.125%, 9/15/30, 144A
No Opt. Call N/R   357,557
Manor, Texas, Special Assessment Revenue Bonds, Manor Heights
Public Improvement District Improvement Area 1-2 Project, Series 2021:
210 2.500%, 9/15/26, 144A No Opt. Call N/R   189,991
300 3.125%, 9/15/31, 144A No Opt. Call N/R   252,453
740 3.500%, 9/15/41, 144A 9/31 at 100.00 N/R   571,820
Manor, Texas, Special Assessment Revenue Bonds, Manor Heights
Public Improvement District Major Improvement Area Project, Series
2021:
215 3.125%, 9/15/26, 144A No Opt. Call N/R   195,622
315 3.750%, 9/15/31, 144A No Opt. Call N/R   270,424
530 Manor, Texas, Special Assessment Revenue Bonds, Manor Heights
Public Improvement District, Improvement Area 3, Series 2023,
5.250%, 9/15/43, 144A , (WI/DD)
9/31 at 100.00 N/R   526,698
280 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call N/R   281,571
285 Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Gregg Ranch Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2019, 4.500%, 9/01/29, 144A
No Opt. Call N/R   282,059
Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021:
365 3.375%, 9/01/26, 144A No Opt. Call N/R   342,790
500 3.875%, 9/01/31, 144A No Opt. Call N/R   447,755
100 4.125%, 9/01/41, 144A 9/31 at 100.00 N/R   86,982
Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Major Improvement Area
Project, Series 2021:
160 4.125%, 9/01/26, 144A No Opt. Call N/R   153,584
200 4.625%, 9/01/31, 144A No Opt. Call N/R   183,798
500 4.875%, 9/01/41, 144A 9/31 at 100.00 N/R   445,110
50 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, AEP Texas Central Company Project, Remarketing,
Series 2008-1, 4.000%, 6/01/30
7/23 at 100.00 Baa2   49,767
McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 2 Project,
Series 2019:
170 3.500%, 9/15/24, 144A No Opt. Call N/R   167,975
420 3.750%, 9/15/29, 144A No Opt. Call N/R   400,533

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 3 Project,
Series 2021:
$ 160 2.625%, 9/15/26, 144A No Opt. Call N/R   $ 147,206
240 3.125%, 9/15/31, 144A No Opt. Call N/R   204,869
McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 4 Project,
Series 2022:
430 5.000%, 9/15/27, 144A No Opt. Call N/R   429,518
500 5.375%, 9/15/32, 144A No Opt. Call N/R   501,600
51 Mesquite Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, Christian Care Centers Inc., Series 2014,
5.000%, 2/15/24 (7)
No Opt. Call N/R   1,532
Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 1 Project, Series 2018:
100 4.375%, 9/01/23, 144A No Opt. Call N/R   100,009
290 4.750%, 9/01/28, 144A No Opt. Call N/R   293,457
255 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 2 Major Improvement Project,
Series 2018, 5.125%, 9/01/28, 144A
No Opt. Call N/R   260,347
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019:
235 5.000%, 9/15/24, 144A No Opt. Call N/R   235,491
600 5.250%, 9/15/29, 144A No Opt. Call N/R   607,278
Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Improvement Areas 1-2 Project, Series
2021:
565 2.875%, 9/15/26, 144A No Opt. Call N/R   524,811
410 3.500%, 9/15/31, 144A No Opt. Call N/R   359,226
1,105 3.875%, 9/15/41, 144A 9/31 at 100.00 N/R   914,310
235 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Major Improvement Area Project, Series
2021, 4.125%, 9/15/31, 144A
No Opt. Call N/R   217,189
1,830 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
7/23 at 104.00 BB-   1,785,183
5,791 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 6.500%, 1/01/26, (AMT), 144A (7)
No Opt. Call N/R   115,817
Missouri City Management District 1, Fort Bend County, Texas, General
Obligation  Bonds, Road Series 2021:
105 2.000%, 9/01/23 No Opt. Call N/R   104,604
105 2.000%, 9/01/24 No Opt. Call N/R   102,229
110 2.000%, 9/01/25 No Opt. Call N/R   104,651
115 2.000%, 9/01/26 No Opt. Call N/R   107,400
120 2.000%, 9/01/27 No Opt. Call N/R   110,118
125 2.000%, 9/01/28 9/27 at 100.00 N/R   113,230
130 2.000%, 9/01/29 9/27 at 100.00 N/R   116,004
135 2.250%, 9/01/30 9/27 at 100.00 N/R   120,610
140 2.250%, 9/01/31 9/27 at 100.00 N/R   123,316
295 2.250%, 9/01/33 9/27 at 100.00 N/R   252,396
315 2.375%, 9/01/35 9/27 at 100.00 N/R   261,482
340 2.500%, 9/01/37 9/27 at 100.00 N/R   271,330
365 2.500%, 9/01/39 9/27 at 100.00 N/R   279,112
395 2.750%, 9/01/41 9/27 at 100.00 N/R   301,037

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement
District Improvement Area 1 Project, Series 2021:
$ 225 3.625%, 9/01/26, 144A No Opt. Call N/R   $ 211,941
350 4.250%, 9/01/31, 144A No Opt. Call N/R   322,336
635 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2018A, 5.125%,
8/15/29, 144A
8/24 at 100.00 N/R   635,813
New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2019A:
505 3.375%, 8/15/29, 144A 8/24 at 100.00 N/R   457,252
80 5.000%, 8/15/39, 144A 8/24 at 100.00 N/R   76,914
670 5.000%, 8/15/49, 144A 8/24 at 100.00 N/R   606,638
1,575 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School, Series
2020A, 3.000%, 8/15/30, 144A
8/25 at 103.00 BB+   1,350,799
330 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R   254,522
2,135 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R   1,752,963
20,131 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R   8,044,307
395 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project,
Series 2014, 5.000%, 1/01/24
No Opt. Call N/R   392,630
New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series
2021A-1:
14,725 5.000%, 1/01/32 1/28 at 103.00 N/R   12,872,300
38,755 5.250%, 1/01/42 1/28 at 103.00 N/R   29,535,961
19,500 5.500%, 1/01/57 1/28 at 103.00 N/R   14,017,965
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2014A:
690 5.000%, 4/01/24, (ETM) No Opt. Call N/R  (6) 698,908
300 5.000%, 4/01/25, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R  (6) 303,873
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2016A:
355 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R  (6) 372,317
2,275 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R  (6) 2,385,974
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation -
College Station I LLC - Texas A&M University Project, Series 2014A:
450 4.000%, 4/01/24 - AGM Insured No Opt. Call A1   451,967
2,250 5.000%, 4/01/29 4/24 at 100.00 BB+   2,244,262
725 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - Stephenville II, L.L.C. - Tarleton State University Project,
Series 2014A, 5.000%, 4/01/29, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (6) 733,990

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 430 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - Stephenville III, L.L.C. - Tarleton State University Project,
Series 2015A, 5.000%, 4/01/24, (ETM)
No Opt. Call N/R  (6) $ 435,487
305 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/24, (ETM)
No Opt. Call N/R  (6) 308,782
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A:
1,250 3.000%, 7/01/23 (7) No Opt. Call N/R   1,131,250
480 5.000%, 7/01/24 (7) No Opt. Call Caa2   434,400
13,500 5.000%, 7/01/30 (7) 7/25 at 100.00 Caa2   12,217,500
1,350 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015B, 4.625%, 7/01/22
(7)
No Opt. Call N/R   1,221,750
North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021:
280 2.250%, 8/15/34 - BAM Insured 8/26 at 100.00 Baa2   228,863
450 2.250%, 8/15/35 - BAM Insured 8/26 at 100.00 Baa2   357,628
480 2.250%, 8/15/37 - BAM Insured 8/26 at 100.00 Baa2   359,789
995 2.500%, 8/15/39 - BAM Insured 8/26 at 100.00 Baa2   741,136
1,040 2.500%, 8/15/41 - BAM Insured 8/26 at 100.00 Baa2   746,034
1,315 2.500%, 8/15/44 - BAM Insured 8/26 at 100.00 Baa2   899,289
805 2.625%, 8/15/47 - BAM Insured 8/26 at 100.00 Baa2   542,047
North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement District
Phase 1A-1B Improvements, Series 2021:
400 3.000%, 9/15/26, 144A No Opt. Call N/R   376,888
800 3.625%, 9/15/31, 144A No Opt. Call N/R   721,840
650 4.000%, 9/15/41, 144A 9/31 at 100.00 N/R   567,242
North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series 2021:
3,000 4.250%, 9/15/31, 144A No Opt. Call N/R   2,897,160
7,000 4.750%, 9/15/41, 144A 9/31 at 100.00 N/R   6,615,350
North Richland Hills, Texas, Special Assessment Revenue Bonds, City
Point Public Improvement District Zone A Project, Series 2019:
200 4.875%, 9/01/25, 144A No Opt. Call N/R   199,246
265 5.250%, 9/01/30, 144A No Opt. Call N/R   265,201
North Richland Hills, Texas, Special Assessment Revenue Bonds, City
Point Public Improvement District Zone B Project, Series 2019:
165 4.500%, 9/01/25, 144A No Opt. Call N/R   163,936
351 4.875%, 9/01/30, 144A No Opt. Call N/R   341,042
250 Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Oak Point Public Imporvement District 2 Project, Series 2020, 2.500%,
9/01/25, 144A
No Opt. Call N/R   237,803
Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Wildridge Public Imporvement District 1 Improvement Area 3 Project,
Series 2019:
75 3.125%, 9/01/24, 144A No Opt. Call N/R   73,807
205 3.500%, 9/01/29, 144A No Opt. Call N/R   192,454
570 4.000%, 9/01/39, 144A 9/29 at 100.00 N/R   514,943

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 410 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series
2022, 4.875%, 9/15/27, 144A
No Opt. Call N/R   $ 407,056
370 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series
2022, 4.875%, 9/15/27, 144A
No Opt. Call N/R   367,343
Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 1 Project, Series 2022:
693 4.875%, 9/15/27, 144A No Opt. Call N/R   692,425
912 5.125%, 9/15/32, 144A 9/30 at 100.00 N/R   916,286
Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 2 Project, Series 2022:
618 5.375%, 9/15/27, 144A No Opt. Call N/R   620,929
500 5.625%, 9/15/32, 144A No Opt. Call N/R   508,335
160 Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement
District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27
No Opt. Call N/R   158,064
13,470 Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021B,
4.100%, 1/01/28, 144A
7/23 at 102.05 N/R   10,666,489
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2020:
7,900 3.625%, 1/01/35, (AMT), 144A 7/23 at 102.00 N/R   6,318,657
19,380 4.000%, 1/01/50, (AMT), 144A 7/23 at 102.00 N/R   13,887,127
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A:
1,075 2.125%, 1/01/28, (AMT), 144A 7/23 at 103.00 N/R   916,975
800 2.250%, 1/01/29, (AMT), 144A 7/23 at 103.00 N/R   663,096
800 2.625%, 1/01/31, (AMT), 144A 7/23 at 103.00 N/R   636,928
8,605 2.750%, 1/01/36, (AMT), 144A 7/23 at 103.00 N/R   6,122,630
7,045 2.875%, 1/01/41, (AMT), 144A 7/23 at 103.00 N/R   4,605,316
6,250 3.000%, 1/01/50, (AMT), 144A 7/23 at 103.00 N/R   3,669,750
3,500 Port Beaumont Navigation District, Jefferson County, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Taxable Series
2020B, 6.000%, 1/01/25, 144A
7/23 at 101.50 N/R   3,287,620
Princeton, Collins County, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District 2 Project, Series 2022:
485 4.250%, 9/01/27 No Opt. Call N/R   481,687
460 4.750%, 9/01/32 9/30 at 100.00 N/R   460,244
Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public
Improvement District Phase 2 & 3 Project, Series 2021:
100 2.500%, 9/01/26, 144A No Opt. Call N/R   92,421
148 3.000%, 9/01/31, 144A 9/29 at 100.00 N/R   128,911
350 3.375%, 9/01/41, 144A 9/29 at 100.00 N/R   273,420
Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public
Improvement District 1 Project, Series 2022:
440 4.250%, 9/01/27, 144A No Opt. Call N/R   437,496
400 4.750%, 9/01/32, 144A No Opt. Call N/R   399,972
850 5.125%, 9/01/42, 144A 9/32 at 100.00 N/R   838,882
Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019:
199 3.750%, 9/01/24, 144A No Opt. Call N/R   196,847
540 4.000%, 9/01/29, 144A No Opt. Call N/R   519,993

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 585 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call N/R   $ 589,276
Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Public Improvement District Phase 3 & 4 Project, Series 2021:
216 2.375%, 9/01/26, 144A No Opt. Call N/R   198,523
215 2.875%, 9/01/31, 144A 9/30 at 100.00 N/R   185,212
550 3.250%, 9/01/41, 144A 9/30 at 100.00 N/R   417,368
1,970 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/29
2/24 at 100.00 Ba1   1,987,907
1,125 Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 4.293%,
6/15/23 (7)
No Opt. Call N/R   675,000
70 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 4.900%,
9/15/24
3/24 at 102.00 N/R   69,523
Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Parkside Village Public improvement District Project, Series
2019:
190 3.250%, 9/15/24, 144A No Opt. Call N/R   186,768
530 3.625%, 9/15/29, 144A No Opt. Call N/R   500,161
315 Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement Area 1
Phase 1B Project, Series 2019, 3.875%, 9/15/29, 144A
9/27 at 100.00 N/R   300,428
435 Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement Area 1
Project, Series 2017, 4.250%, 9/15/28, 144A
9/27 at 100.00 N/R   433,569
555 Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement Area 2
Project, Series 2019, 4.125%, 9/15/29, 144A
9/27 at 100.00 N/R   542,818
Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement Area 3
Project, Series 2022:
564 4.750%, 9/15/27, 144A No Opt. Call N/R   556,798
736 5.125%, 9/15/32, 144A No Opt. Call N/R   734,602
2,216 5.625%, 9/15/42, 144A 9/32 at 100.00 N/R   2,180,034
620 Royse City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Publifc improvement District Major Improvement
Area Project, Series 2017, 4.750%, 9/15/28, 144A
9/27 at 100.00 N/R   626,169
Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement District
Improvement Area 1 Project, Series 2020:
100 3.125%, 9/15/25, 144A No Opt. Call N/R   96,206
225 3.625%, 9/15/30, 144A No Opt. Call N/R   204,458
Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement District
Improvement Area 2 Project, Series 2022:
240 4.875%, 9/15/27, 144A No Opt. Call N/R   239,801
300 5.250%, 9/15/32, 144A No Opt. Call N/R   301,959
450 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call BBB+   470,210
660 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Area 1 Project, Series 2022, 5.625%, 9/15/42,
144A
9/32 at 100.00 N/R   678,051

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 720 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Areas 2-3 Project, Series 2022, 6.875%,
9/15/42, 144A
9/32 at 100.00 N/R   $ 739,123
San Antonio Education Facilities Corporation, Texas, Higher Education
Revenue Bonds, Hallmark University Project, Series 2021A:
265 5.000%, 10/01/31 No Opt. Call N/R   254,090
840 5.000%, 10/01/41 10/31 at 100.00 N/R   714,403
San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, San Marcos Trace Public
Improvement District Series 2019:
430 4.500%, 9/01/24, 144A No Opt. Call N/R   430,572
1,270 5.000%, 9/01/29, 144A 9/28 at 100.00 N/R   1,277,353
San Marcos, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper South Public Improvement
District, Series 2020:
300 3.750%, 9/01/27, 144A No Opt. Call N/R   285,738
500 4.000%, 9/01/32, 144A No Opt. Call N/R   465,655
Santa Fe, Galveston County, Texas, Special Assessment Revenue Bonds,
Mulberry Farms Public Improvement District Series 2022:
240 4.375%, 9/01/27, 144A No Opt. Call N/R   234,463
295 4.625%, 9/01/32, 144A No Opt. Call N/R   285,144
650 4.875%, 9/01/42, 144A 9/32 at 100.00 N/R   612,859
Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana
Project, Series 2017A:
3,270 6.000%, 11/15/27 5/27 at 100.00 N/R   3,322,974
3,095 6.750%, 11/15/47 5/27 at 100.00 N/R   3,157,643
1,155 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Northwest Senior Housing-
Edgemere Project, Series 2015A, 5.000%, 11/15/23 (7)
No Opt. Call N/R   207,900
265 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Series 2006B, 4.420%, 12/15/26 (3-Month
LIBOR*0.67% reference rate + 0.700% spread) (5)
6/23 at 100.00 A-   263,593
11,805 Texas State Department of Housing and Community Affairs, Multifamily
Housing Revenue Bonds, East Texas Pines Apartments, Custodial
Receipts CR-021-2006, 5.800%, 10/01/46, (AMT), (Mandatory Put
4/01/24), 144A
4/24 at 100.00 N/R   11,909,828
525 Town Of Hickory Creek, Denton County, Texas, Special Assessment
Revenue Bonds, Hickory Creek Public Improvement District, Series
2018, 5.125%, 9/01/28
No Opt. Call N/R   532,744
Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project, Special
Assessment Revenue Bonds, Series 2022:
400 4.375%, 9/15/27, 144A No Opt. Call N/R   392,616
500 4.750%, 9/15/32, 144A No Opt. Call N/R   487,245
1,000 5.250%, 9/15/42, 144A 9/32 at 100.00 N/R   965,900
Travis County Development Authority, Texas, Contract Assessment
Revenue Bonds, Turner's Crossing Public Improvement District Area1
Project, Series 2022:
400 4.375%, 9/01/27, 144A No Opt. Call N/R   398,476
300 4.750%, 9/01/32, 144A No Opt. Call N/R   299,979
945 Uhland, Hays and Caldwell Counties, Texas, Special Assessment
Revenue Bonds, Watermill Public Improvement District, Series 2022,
5.875%, 9/01/32, 144A
No Opt. Call N/R   982,847

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021:
$ 425 5.000%, 9/01/31 No Opt. Call Baa2   $ 450,814
425 4.000%, 9/01/32 9/31 at 100.00 Baa2   417,244
755 3.000%, 9/01/34 9/31 at 100.00 Baa2   658,043
280 4.000%, 9/01/35 9/31 at 100.00 Baa2   266,969
Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Brahman Ranch Public Improvement District, Series 2022:
691 5.625%, 9/15/28, 144A No Opt. Call N/R   694,641
2,394 6.250%, 9/15/42, 144A 9/32 at 100.00 N/R   2,412,003
Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Patriot Estates Public Improvement District, Series 2021:
249 2.625%, 9/15/26, 144A No Opt. Call N/R   230,151
250 3.125%, 9/15/31, 144A 9/29 at 100.00 N/R   217,400
466 Viridian Municipal Management District, Texas, Assessment Revenue
Bonds, Series 2015, 4.000%, 12/01/27
12/24 at 100.00 N/R   459,923
540 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area
#2 Project, Series 2018, 4.500%, 9/01/27
No Opt. Call N/R   541,652
Westlake, Texas, Special Assessment Revenue Bonds, Solana Public
Improvement District, Series 2015:
1,300 5.500%, 9/01/25 No Opt. Call N/R   1,291,316
1,840 6.125%, 9/01/35 9/25 at 100.00 N/R   1,839,025
2,025 6.250%, 9/01/40 9/25 at 100.00 N/R   2,024,332
Total Texas 411,934,392
Utah - 1.0%
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A:
560 3.250%, 3/01/31, 144A 9/26 at 103.00 N/R   500,539
1,835 3.500%, 3/01/36, 144A 9/26 at 103.00 N/R   1,547,254
2,015 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39,
(AMT), 144A
12/27 at 100.00 N/R   2,010,466
3,935 Coral Junction Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A-1, 6.500%, 3/01/53
6/27 at 103.00 N/R   3,784,172
2,505 Coral Junction Public Infrastructure District 1, Utah, Special Assessment
Bonds, Coral Junction Assessment Area, Series 2022A-2, 5.500%,
6/01/41, 144A
6/27 at 103.00 N/R   2,408,332
1,345 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 5.750%, 3/01/42, 144A
9/27 at 103.00 N/R   1,345,686
1,500 MIDA Mountain Village Public Infrastructure District, Utah, Special
Assessment Revenue Bonds, Mountain Village Assessment Area 2,
Series 2021, 4.000%, 8/01/50, 144A
8/31 at 100.00 N/R   1,135,530
Military Installation Development Authority, Utah, Tax Allocation and
Hotel Tax Revenue Bonds, Series 2021A-1:
1,000 4.000%, 6/01/36 9/26 at 103.00 N/R   857,770
2,000 4.000%, 6/01/41 9/26 at 103.00 N/R   1,627,680
Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds, Series 2021A-2:
6,730 4.000%, 6/01/36 9/26 at 103.00 N/R   5,773,061
8,580 4.000%, 6/01/41 9/26 at 103.00 N/R   6,897,977
8,270 4.000%, 6/01/52 9/26 at 103.00 N/R   6,148,249

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
$ 3,670 Sienna Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Sales Tax Revenue Bonds, Series 2023A,
6.750%, 7/01/35, 144A
7/28 at 103.00 N/R   $ 3,698,112
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Leadership Learning Academy Project, Series 2019A:
290 3.500%, 6/15/24, 144A No Opt. Call N/R   286,343
1,660 5.000%, 6/15/29, 144A 6/27 at 102.00 N/R   1,658,257
2,115 5.000%, 6/15/34, 144A 6/27 at 102.00 N/R   2,086,892
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Mountain West Montessori Academy Project, Series 2020A:
515 3.125%, 6/15/29, 144A No Opt. Call N/R   469,335
475 5.000%, 6/15/39, 144A 12/29 at 100.00 N/R   457,791
Utah Charter School Finance Authority, Revenue Bonds, Beehive
Science & Technology Academy, Series 2021A:
1,245 4.000%, 10/15/31, 144A 10/28 at 100.00 N/R   1,131,344
2,325 4.000%, 10/15/41, 144A 10/28 at 100.00 N/R   1,799,875
1,360 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A
No Opt. Call BB   1,346,169
815 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/36,
144A
2/26 at 100.00 BB   800,012
Utah Charter School Finance Authority, Revenue Bonds, Wallace
Stegner Academy Project, Series 2019A:
340 3.625%, 6/15/29, 144A 6/27 at 100.00 N/R   311,273
1,350 5.000%, 6/15/39, 144A 6/27 at 100.00 N/R   1,251,828
Total Utah 49,333,947
Vermont - 0.1%
Vermont Educational and Health Buildings Financing Agency, Revenue
Bonds, Champlain College Project, Series 2016A:
695 5.000%, 10/15/26 No Opt. Call BBB-   696,744
875 5.000%, 10/15/28 10/26 at 100.00 BBB-   881,930
1,000 5.000%, 10/15/30 10/26 at 100.00 BBB-   1,010,900
1,000 5.000%, 10/15/31 10/26 at 100.00 BBB-   1,010,540
Total Vermont 3,600,114
Virgin Islands - 0.6%
2,995 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/27
No Opt. Call N/R   3,014,378
475 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
7/23 at 100.00 N/R   425,524
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C:
450 5.000%, 10/01/24, 144A No Opt. Call N/R   443,340
1,150 5.000%, 10/01/30, 144A 10/24 at 100.00 N/R   1,049,318
925 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/24, 144A
No Opt. Call N/R   911,375
5,785 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Senior Series 2021A, 6.750%,
7/01/26, 144A
No Opt. Call N/R   5,529,708
6,080 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Taxable Series 2022A, 7.750%,
7/01/24
No Opt. Call N/R   5,972,627

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands (continued)
$ 420 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Taxable Series 2022B, 10.000%,
7/01/24
No Opt. Call N/R   $ 416,896
4,810 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Series 2007B, 5.000%, 7/01/31
7/23 at 100.00 CC   4,507,595
4,545 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022, 5.875%, 10/01/32, (AMT), 144A
10/29 at 104.00 N/R   4,225,850
1,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.250%, 10/01/42, (AMT),
144A
10/29 at 104.00 N/R   982,210
Total Virgin Islands 27,478,821
Virginia - 0.4%
Ballston Quarter Community Development Authority, Arlington County,
Virginia, Revenue Bonds, Series 2016A:
710 5.000%, 3/01/26 No Opt. Call N/R   663,381
1,920 5.125%, 3/01/31 3/27 at 100.00 N/R   1,615,104
2,730 Bristol Industrial Development Agency, Virginia, Revenue Bonds, The
Falls-Bristol Project, Series 2014B, 2.750%, 11/01/29, 144A (7)
11/24 at 100.00 N/R   1,916,405
385 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 4.500%,
3/01/25, 144A
No Opt. Call N/R   384,126
Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022:
815 4.000%, 3/01/32, 144A 3/27 at 103.00 N/R   735,978
3,332 4.250%, 3/01/42, 144A 3/27 at 103.00 N/R   2,804,977
25 Farms of New Kent Community Development Authority, Virginia,
Special Assessment Bonds, Refunding Series 2021A, 3.750%,
3/01/36, 144A
3/31 at 100.00 N/R   23,675
685 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 4.000%, 3/01/25, 144A
No Opt. Call N/R   677,301
Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A:
500 5.000%, 1/01/34 1/24 at 104.00 N/R   468,515
7,350 5.250%, 1/01/54 1/24 at 104.00 N/R   5,972,537
Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge
Project, Refunding Series 2014:
150 4.000%, 1/01/24 No Opt. Call N/R   148,707
705 4.000%, 1/01/25 No Opt. Call N/R   687,530
Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Green Series 2015B:
1,480 5.000%, 7/01/23, 144A No Opt. Call Ba3   1,480,000
1,635 5.000%, 7/01/25, 144A No Opt. Call Ba3   1,632,237
105 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Regent University Project, Series 2021, 4.000%, 6/01/46
6/31 at 100.00 BBB   89,254
1,385 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.500%, 4/01/28,
144A
No Opt. Call N/R   1,427,090
100 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 Baa3   101,150

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 345 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48,
(AMT), (Mandatory Put 7/01/38), 144A
7/23 at 100.00 B   $ 318,908
Total Virginia 21,146,875
Washington - 0.8%
1,135 King County Public Hospital District 4, Washington, General Obligation
Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series
2015A, 4.250%, 12/01/25
No Opt. Call N/R   1,119,598
1,300 King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45
12/25 at 100.00 N/R   1,331,239
Kitsap County Consolidated Housing Authority, Washington, Pooled Tax
Credit Housing Revenue Bonds, Series 2007:
1,085 5.500%, 6/01/27, (AMT) 7/23 at 100.00 N/R   1,082,211
1,500 5.600%, 6/01/37, (AMT) 7/23 at 100.00 N/R   1,410,345
Port of Pasco, Washington, Airport and General Port Revenue Bonds,
Series 2014A:
1,110 5.000%, 12/01/23, (AMT) No Opt. Call A   1,115,472
1,165 5.000%, 12/01/24, (AMT) 6/24 at 100.00 A   1,177,827
12,500 Port of Tacoma, Washington, Revenue Bonds, Refunding Series 2016B,
5.000%, 12/01/43, (AMT)
12/26 at 100.00 Aa3   12,763,125
805 Seattle Housing Authority, Washington, Revenue Bonds, Newholly
Phase I Project, Series 2016A, 3.550%, 10/01/46
10/26 at 100.00 AA   740,270
220 Tacoma Consolidated Local Improvement District 65, Washington,
Special Assessment Bonds, Series 2013, 5.750%, 4/01/43
7/23 at 100.00 N/R   213,173
12,910 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (7),(8)
1/28 at 100.00 N/R   129
1,130 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A (7),(8)
1/28 at 100.00 N/R   11
6,085 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A (7),(8)
1/28 at 100.00 N/R   61
3,860 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (7),(8)
No Opt. Call N/R   39
1,000 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (7),(8)
No Opt. Call N/R   10
5,000 Washington Health Care Facilities Authority, Revenue Bonds, Catholic
Health Initiative, Tender Option Bonds Trust 2015-XF1017, 7.466%,
1/01/35, 144A, (IF) (4)
7/24 at 100.00 A1   5,009,600
6,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 A   6,004,920
345 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Bayview Manor Senior Project, Refunding Series
2016A, 4.000%, 7/01/26, 144A
7/24 at 102.00 N/R   329,085
620 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%,
7/01/25, (ETM), 144A
No Opt. Call N/R  (6) 633,349
1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Proejct, Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 BB   901,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Washington State Housing Finance Commission, Nonprofit Refunding
Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
$ 2,910 5.000%, 7/01/31, 144A 7/26 at 100.00 N/R   $ 2,755,654
2,000 5.000%, 7/01/36, 144A 7/26 at 100.00 N/R   1,778,180
Washington State Housing Finance Commission, Revenue Bonds,
Rockwood Retirement Communities Project, Series 2014A:
430 6.000%, 1/01/24, (ETM), 144A No Opt. Call N/R  (6) 435,470
1,500 7.500%, 1/01/49, (Pre-refunded 1/01/24), 144A 1/24 at 100.00 N/R  (6) 1,529,010
Total Washington 40,330,478
West Virginia - 0.3%
1,500 Glenville State College, West Virginia, Revenue Bonds, Refunding &
Improvement Series 2017, 4.500%, 6/01/32
6/27 at 100.00 N/R   1,417,650
465 Kanawha County Commission, West Virginia, Student Housing Revenue
Bonds, West Virginia State University Foundation Inc, Series 2013,
5.750%, 7/01/23, (ETM), 144A
No Opt. Call N/R  (6) 465,000
Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A:
840 4.500%, 6/01/27, 144A No Opt. Call N/R   842,176
4,745 5.750%, 6/01/43, 144A 6/27 at 100.00 N/R   4,854,325
210 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A,
4.125%, 6/01/43, 144A
6/31 at 100.00 N/R   186,749
500 South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series
2022A, 4.250%, 6/01/42, 144A
6/31 at 100.00 N/R   399,755
1,580 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R   1,277,588
West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Cabell Huntington Hospital, Inc. Project, Refunding & Improvement
Series 2018A:
1,000 5.000%, 1/01/33 1/29 at 100.00 Baa2   1,029,590
1,180 5.000%, 1/01/34 1/29 at 100.00 Baa2   1,211,895
1,000 5.000%, 1/01/36 1/29 at 100.00 Baa2   1,012,750
Total West Virginia 12,697,478
Wisconsin - 5.4%
3,075 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%,
6/01/32
12/27 at 100.00 N/R   2,743,392
Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds,
Public Schools, Series 2017:
300 5.000%, 11/15/31 11/26 at 100.00 A   316,941
190 5.000%, 11/15/33 11/26 at 100.00 A   200,482
170 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A, 4.250%, 6/15/31, 144A
6/29 at 100.00 N/R   150,916
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Ascend Leadership Academy Project, Series 2021A:
275 4.250%, 6/15/31, 144A 6/29 at 100.00 N/R   240,487
895 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R   755,640
400 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/36,
144A
6/27 at 100.00 N/R   343,716

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 335 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2022A, 5.375%, 6/01/37,
144A
6/30 at 100.00 N/R   $ 329,034
110 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%,
2/01/26, 144A
No Opt. Call N/R   107,924
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A:
845 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R   790,810
390 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R   354,034
710 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 N/R   673,428
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Discovery Charter School Project, Series 2022A:
2,225 6.500%, 6/01/42, 144A 6/30 at 100.00 N/R   2,184,505
1,365 6.500%, 6/01/47, 144A 6/30 at 100.00 N/R   1,312,174
995 6.625%, 6/01/52, 144A 6/30 at 100.00 N/R   959,628
525 6.750%, 6/01/62, 144A 6/30 at 100.00 N/R   507,491
410 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26,
144A
No Opt. Call N/R   396,458
1,175 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A,
5.750%, 7/15/32
7/23 at 100.00 BB+   1,175,564
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A:
650 5.000%, 1/01/31, 144A 1/28 at 100.00 N/R   639,639
355 5.000%, 1/01/42, 144A 1/28 at 100.00 N/R   319,692
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Guilford Preparatory Academy, North Carolina, Taxable Series 2022A:
750 4.375%, 4/01/32, 144A 4/31 at 100.00 N/R   678,675
2,000 5.000%, 4/01/47, 144A 4/31 at 100.00 N/R   1,730,260
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A:
4,975 4.100%, 6/15/26, 144A No Opt. Call N/R   4,799,631
5,010 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R   4,330,694
2,395 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A,
5.000%, 6/15/27, 144A
6/24 at 100.00 N/R   2,286,027
165 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
4.375%, 7/01/25, 144A
No Opt. Call N/R   163,498
1,345 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%,
6/15/29, 144A
6/27 at 100.00 N/R   1,292,679
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2022A:
510 4.500%, 6/15/32, 144A No Opt. Call Ba2   477,069
1,310 5.000%, 6/15/42, 144A 6/32 at 100.00 Ba2   1,201,703
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, The Foundation of the University of North Carolina at
Charlotte Inc., Series 2021A:
3,920 4.000%, 9/01/36 9/31 at 100.00 N/R   3,521,179
2,565 4.000%, 9/01/41 9/31 at 100.00 N/R   2,138,415

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017:
$ 2,710 6.750%, 3/01/27, 144A No Opt. Call N/R   $ 2,860,866
2,500 7.000%, 3/01/47, 144A 3/27 at 100.00 N/R   2,594,525
85 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Carolina International School, Series 2013A, 6.000%, 8/01/23, 144A
No Opt. Call BB+   85,086
1,725 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Corvian Community School, North Carolina Series 2023A, 5.875%,
6/15/38, 144A
6/33 at 100.00 N/R   1,728,139
Public Finance Authority of Wisconsin, Education Revenue Bonds, North
Carolina Leadership Academy, Series 2019A:
255 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R   240,513
440 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R   413,710
Public Finance Authority of Wisconsin, Education Revenue Bonds,
Shining Rock Classical Academy, Series 2022A:
500 5.625%, 6/15/37 6/29 at 101.00 N/R   473,845
750 5.875%, 6/15/42 6/29 at 101.00 N/R   709,447
250 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 4.750%, 6/01/29, 144A
6/27 at 102.00 N/R   239,182
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Franklin School of Innovation, Series 2022A, 5.000%, 1/01/42, 144A
1/29 at 103.00 N/R   904,720
5,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Dreamhouse EWA Beach, New Mexico, Series 2022A, 5.750%,
6/01/25, 144A
6/24 at 100.00 N/R   5,010,150
260 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A
No Opt. Call N/R   252,486
8,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022, 5.000%,
4/01/43
4/32 at 100.00 BBB   7,745,520
Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, The ASK Academy Project, Series 2015A:
265 5.250%, 2/01/25 No Opt. Call N/R   263,728
1,380 5.750%, 2/01/35 2/25 at 100.00 N/R   1,381,559
1,210 Public Finance Authority of Wisconsin, Exempt Facilities Revenue
Bonds, National Gypsum Company Project, Refunding Series 2016,
4.000%, 8/01/35, (AMT)
8/26 at 100.00 N/R   1,066,046
785 Public Finance Authority of Wisconsin, Healthcare Facility Expansion
Revenue Bonds, Church Homes of Hartford Inc Project, Refunding
Series 2015A, 5.000%, 9/01/25, 144A
No Opt. Call BB   774,403
225 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 4.000%, 12/01/41
12/31 at 100.00 BB+   192,674
1,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/52
2/32 at 100.00 BBB-   999,020
Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A:
31,975 3.125%, 8/01/27, 144A (7) No Opt. Call N/R   24,420,906
7,270 6.750%, 8/01/31, 144A (7) No Opt. Call N/R   5,089,000
Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
22,365 5.000%, 12/01/27, 144A No Opt. Call N/R   20,344,993
13,115 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R   11,794,188
300 6.750%, 12/01/42, 144A 12/27 at 100.00 N/R   271,779

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 8,250 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R   $ 7,515,998
1,790 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 N/R   1,949,382
1,690 Public Finance Authority of Wisconsin, Retirement Facility Revenue
Bonds, Shalom Park Development Project, Series 2019, 0.000%,
12/31/24, 144A
No Opt. Call N/R   101,400
1,700 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A (7)
10/27 at 100.00 N/R   1,020,000
1,000 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A (7)
10/27 at 100.00 N/R   400,000
1,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A, 5.350%, 12/01/45
12/27 at 100.00 BBB   1,001,430
11,630 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.625%, 7/01/28, 144A
No Opt. Call N/R   10,470,373
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020:
30 5.000%, 4/01/30, (ETM), 144A No Opt. Call N/R  (6) 32,737
570 5.000%, 4/01/30, 144A No Opt. Call BB   586,365
10,000 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
CCRC Project, Series 2021A, 4.000%, 6/01/56, 144A
6/27 at 103.00 N/R   6,681,300
5,085 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call N/R   4,691,065
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A:
5,665 5.000%, 6/01/27 No Opt. Call N/R   5,656,786
7,130 4.000%, 6/01/36 6/27 at 103.00 N/R   6,085,384
2,500 5.000%, 6/01/37 6/28 at 103.00 N/R   2,326,550
1,130 4.000%, 6/01/41 6/27 at 103.00 N/R   877,716
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour
LLC Obligated Group Aviation Facilities Project, Series 2021:
1,930 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R   1,630,618
3,985 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R   3,087,977
8,970 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R   6,402,965
Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A:
1,285 4.000%, 12/01/31, 144A No Opt. Call N/R   1,169,543
2,255 4.000%, 12/01/41, 144A 12/31 at 100.00 N/R   1,841,478
Public Finance Authority of Wisconsin, Senior Living Facility Revenue
Bonds, Mary's Woods at Marylhurst Inc., Series 2017A:
1,215 5.000%, 5/15/31, 144A 5/25 at 102.00 BB   1,177,311
1,000 5.250%, 5/15/42, 144A 5/25 at 102.00 BB   915,910
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1:
25,435 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R   15,642,525
8,455 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R   5,199,825
2,795 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R   1,718,925
540 Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western
California University Project, Series 2015A, 5.000%, 7/01/23
No Opt. Call BBB-   540,000
735 Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 8/31/23 (7),(8)
No Opt. Call N/R   112,088

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy
Charter School, Series 2021:
$ 285 4.000%, 10/15/31, 144A No Opt. Call N/R   $ 254,403
570 5.000%, 10/15/41, 144A 10/31 at 100.00 N/R   510,104
3,500 Public Finance Authority, Wisconsin, Revenue Bonds, Texas Biomedical
Research Institute Project, Series 2021A, 3.000%, 6/01/48
6/31 at 100.00 Baa1   2,348,710
17,930 Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber
Products Sustainable Packaging Project, Taxable Green Series 2019,
7.500%, 6/01/29, 144A
7/23 at 105.00 N/R   17,623,576
1,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 N/R   788,450
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, American Baptist Homes of the Midwest Obligated
Group, Refunding Series 2017:
235 4.375%, 8/01/27 8/24 at 103.00 N/R   215,401
6,045 5.000%, 8/01/27 8/24 at 103.00 N/R   5,673,414
4,015 5.000%, 8/01/32 8/24 at 103.00 N/R   3,506,661
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Clement Manor, Inc., Series 2019:
1,000 4.250%, 8/01/34 8/26 at 103.00 N/R   811,240
2,300 4.500%, 8/01/39 8/26 at 103.00 N/R   1,701,655
480 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014, 4.250%,
10/01/24
7/23 at 102.00 N/R   471,859
350 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25
5/24 at 100.00 A-   353,427
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Hope Christian Schools Obligated Group, Series 2021:
1,125 3.000%, 12/01/31 12/26 at 100.00 N/R   949,219
2,550 4.000%, 12/01/41 12/26 at 100.00 N/R   1,967,197
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42
2/26 at 100.00 BBB+   5,019,450
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
1,250 5.000%, 5/01/26 5/24 at 100.00 N/R   1,215,363
1,000 5.125%, 5/01/29 5/24 at 100.00 N/R   972,750
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
385 5.000%, 7/01/25 7/24 at 100.00 A   390,332
670 5.000%, 7/01/26 7/24 at 100.00 A   680,198
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B:
530 4.000%, 9/01/36 9/27 at 103.00 BBB-   465,616
500 4.000%, 9/15/41 9/27 at 103.00 BBB-   409,905
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series 2022.
Forward Delivery:
775 4.000%, 9/15/36 9/27 at 103.00 BBB-   680,853
770 4.000%, 9/15/41 9/27 at 103.00 BBB-   631,254
4,020 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014,
5.000%, 12/01/29
7/23 at 102.00 N/R   3,923,078
300 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2015C, 3.875%, 11/01/35
5/25 at 100.00 Aa3   297,459

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%,
7/01/37, 144A
7/28 at 102.00 N/R   $ 2,245,825
Total Wisconsin 269,921,320
Total Municipal Bonds
(cost $5,151,990,741) 4,762,758,522
Shares Description (1) Value
X – COMMON STOCKS - 7.9%
X 392,544,857
Electric Utilities - 0.2%
67,109 Talen Energy Corp (9) $ 3,260,357
172,611 Talen Energy Supply LLC (9) 8,385,960
Total Electric Utilities 11,646,317
Independent Power and Renewable Electricity Producers - 7.7%
4,940,062 Energy Harbor Corp (9),(10) 380,898,540
Total Independent Power and Renewable Electricity Producers 380,898,540
Total Common Stocks
(cost $117,504,610) 392,544,857
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
– CORPORATE BONDS - 0.4%
X 17,842,164
Electric Utilities - 0.0%
$ 1,165 FirstEnergy Corp (7) 6.800% 8/15/39 N/R $ 11
1,865 FirstEnergy Corp (7) 6.050% 8/15/22 N/R 19
Total Electric Utilities 30
Health Care Providers & Services - 0.3%
4,000 Toledo Hospital/The 5.325% 11/15/28 BB- 3,240,000
17,745 Tower Health 4.451% 2/01/50 B 8,029,613
Total Health Care Providers & Services 11,269,613
Hotels, Restaurants & Leisure - 0.1%
8,000 Wild Rivers Water Park 8.500% 11/01/51 N/R 5,910,000
Total Hotels, Restaurants & Leisure 5,910,000
Machinery - 0.0%
1,400 Columbia Pulp I LLC (8) 16.000% 8/31/23 N/R 662,521
Total Machinery 662,521
Total Corporate Bonds
(cost $27,632,162) 17,842,164

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Coupon
(11)
Reference
Rate (11) Spread (11) Maturity (12) Ratings (3) Value
X – VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (11)
X 700,000
Trading Companies & Distributors - 0.0%
$ 700 KDC Agribusiness Fairless
Hills LLC (8)
12.000% N/A N/A 9/17/23 N/R $ 700,000
Total Trading Companies & Distributors 700,000
Total Variable Rate Senior Loan Interests
(cost $700,000) 700,000
Total Long-Term Investments
(cost $5,297,827,513) 5,173,845,543
Borrowings - (0.5)% (13) (26,155,610)
Floating Rate Obligations - (5.2)% (259,555,000)
Other Assets & Liabilities, Net -  1.6%(14) 83,750,904
Net Assets - 100% $ 4,971,885,837
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (2,679) 9/23 $ (304,479,666) $ (300,759,610) $ 3,720,056
U.S. Treasury 5-Year Note (2,183) 9/23 (237,158,293) (233,785,656) 3,372,637
Total $(541,637,959) $(534,545,266) $7,092,693
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,757,388,262 $ 5,370,260 $ 4,762,758,522
Common Stocks – 392,544,857 – 392,544,857
Corporate Bonds – 17,179,643 662,521 17,842,164
Variable Rate Senior Loan Interests – – 700,000 700,000
Investments in Derivatives:
Futures Contracts* 7,092,693 – – 7,092,693
Total
$ 7,092,693 $ 5,167,112,762 $ 6,732,781 $ 5,180,938,236

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8) For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A,
2.700%, 4/01/35; FirstEnergy Solutions Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development
Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%,  5/15/19; Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2008B, 3.625%, 10/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic
Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%,
12/01/40; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor, Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of
ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(11) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(12) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(13) Borrowings as a percentage of Total Investments is 0.5%.
(14) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Municipal Opportunities Fund
Portfolio of Investments June 30, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 101.3%
X – MUNICIPAL BONDS - 97.9%
X 1,070,903,046
Alabama - 0.9%
Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A:
$ 1,500 4.000%, 7/01/38 7/28 at 100.00 A-   $ 1,477,335
1,500 4.000%, 7/01/43 7/28 at 100.00 A-   1,457,640
4,280 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory
Put 11/01/30)
No Opt. Call B1   4,736,205
1,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B1   1,023,540
250 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R   248,605
777 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A
5/29 at 100.00 N/R   726,822
Total Alabama 9,670,147
Alaska - 0.1%
1,665 Alaska Industrial Development and Export Authority, Revenue Bonds,
Greater Fairbanks Community Hospital Foundation Project, Refunding
Series 2019, 4.000%, 4/01/34
4/29 at 100.00 A   1,670,744
Total Alaska 1,670,744
Arizona - 3.6%
945 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R   947,693
970 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%,
7/01/37, 144A
7/26 at 100.00 BB   966,634
210 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/54, 144A
7/29 at 100.00 BB+   187,889
2,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series
2021B, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   1,461,040
4,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   2,966,080
1,800 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R   1,662,462
100 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/50, 144A
7/28 at 100.00 BB+   75,360
5,500 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Senior Series
2022A-1, 4.000%, 12/01/51, 144A
12/31 at 100.00 BB   4,235,605

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 6,295 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A   $ 6,444,066
400 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 Ba2   384,972
1,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020, 5.250%, 10/01/40, 144A
10/27 at 103.00 N/R   985,420
725 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36
9/28 at 100.00 A2   769,935
7,840 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2023A-3, 5.000%, 1/01/53, (Mandatory
Put 11/01/30)
11/29 at 101.58 AA-   8,711,024
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Refunding Series 2023:
1,905 5.000%, 7/01/30, (AMT) No Opt. Call AA-   2,089,880
1,675 5.000%, 7/01/31, (AMT) No Opt. Call AA-   1,858,396
1,540 5.000%, 7/01/32, (AMT) No Opt. Call AA-   1,724,477
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Series 2017A, 5.000%, 7/01/32, (AMT)
7/27 at 100.00 AA-   2,111,580
100 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016,
5.250%, 7/01/36
7/26 at 100.00 BB-   99,344
25 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, The Paideia Academies Project, 2019,
5.125%, 7/01/39
7/25 at 100.00 N/R   23,355
Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Medical Center, Series 2021A:
435 4.000%, 4/01/39 4/31 at 100.00 A   415,068
860 4.000%, 4/01/40 4/31 at 100.00 A   814,876
Total Arizona 38,935,156
Arkansas - 1.0%
7,000 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   7,011,760
2,930 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 BB-   2,657,803
1,500 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/39
9/30 at 100.00 BBB+   1,533,720
Total Arkansas 11,203,283
California - 8.1%
2,000 Alvord Unified School District, Riverside County, California, General
Obligation Bonds, Refunding Series 2002A, 5.900%, 8/01/30 - NPFG
Insured
No Opt. Call A1   2,198,900
Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A:
1,210 5.000%, 3/01/26 No Opt. Call BBB   1,215,784
1,000 5.250%, 3/01/36 3/26 at 100.00 BBB   1,022,660

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,965 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory
Put 10/01/31)
10/30 at 100.65 Baa1   $ 2,056,805
5,600 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023D, 5.500%, 5/01/54, (Mandatory
Put 11/01/28)
8/28 at 100.24 A2   5,911,360
3,815 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R   2,664,968
100 California Municipal Finance Authority,  Revenue Bonds, Creative
Center of Los Altos Project Pinewood & Oakwood Schools, Series
2016B, 4.000%, 11/01/36, 144A
11/26 at 100.00 N/R   86,471
505 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 N/R   485,936
6,330 California Municipal Finance Authority, Federal Lease Revenue Bonds,
VA Oceanside Health Care Center Project, Taxable Series 2021,
3.637%, 7/01/30
4/30 at 100.00 Baa2   5,409,808
2,750 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 5.000%, 12/31/47, (AMT)
6/28 at 100.00 BBB-   2,779,673
California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination
Project, Series 2012:
2,500 5.000%, 7/01/37, (AMT), 144A 1/24 at 100.00 Baa3   2,502,125
4,390 5.000%, 11/21/45, (AMT), 144A 1/24 at 100.00 Baa3   4,360,499
840 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 Baa3   860,630
1,000 California Public Finance Authority, Charter School Lease Revenue
Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%,
7/01/55, 144A
7/28 at 100.00 N/R   802,270
400 California Public Finance Authority, Charter School Lease Revenue
Bonds, Laverne Elementary Preparatory Academy Project, Series
2019A, 5.000%, 6/15/49, 144A
7/23 at 100.00 N/R   357,820
470 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
11/29 at 102.00 N/R   414,394
300 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%,
6/01/31, 144A
6/25 at 100.00 N/R   301,281
745 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R   551,948
1,000 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Refunding Series 2023B, 5.000%, 12/01/36
12/32 at 100.00 A+   1,169,050
California State, General Obligation Bonds, Various Purpose Refunding
Series 2023:
1,110 4.000%, 10/01/42 4/33 at 100.00 AA-   1,130,735
5,910 5.000%, 10/01/42 4/33 at 100.00 AA-   6,736,809
4,290 California State, General Obligation Bonds, Various Purpose Series
2023, 5.250%, 10/01/45
4/33 at 100.00 AA-   4,961,643
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/46, 144A
6/26 at 100.00 BB   970,540

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 195 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2020A,
5.000%, 9/02/50
9/30 at 100.00 N/R   $ 197,750
8 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A, 5.500%,
7/01/39 (4),(5)
9/23 at 100.00 N/R   8,054
1,000 Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%,
9/01/39
7/23 at 100.00 N/R   996,190
5,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 N/R   3,703,200
6,180 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A,
5.000%, 1/01/54, 144A
1/31 at 100.00 N/R   5,319,744
3,180 Irvine Facilities Financing Authority, California, Special Tax Revenue
Bonds, Great Park Infrastructure Project Series 2023A, 5.000%,
9/01/41
9/33 at 100.00 AA-   3,583,383
3,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47, (UB) (6)
1/27 at 100.00 AA-   3,152,190
2,500 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022C, 5.000%, 7/01/52
1/32 at 100.00 AA-   2,735,625
Metropolitan Water District of Southern California, Water Revenue
Bonds, Refunding Series 2023A:
1,000 5.000%, 4/01/41 4/33 at 100.00 Aa1   1,147,360
500 5.000%, 4/01/42 4/33 at 100.00 Aa1   572,190
675 5.000%, 4/01/43 4/33 at 100.00 Aa1   770,465
1,265 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.000%, 9/01/42 - AGM Insured
9/29 at 103.00 AA   1,394,827
River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate
Series 2022B-2:
1,265 5.000%, 9/01/42 9/29 at 103.00 N/R   1,217,031
2,130 5.250%, 9/01/47 9/29 at 103.00 N/R   2,097,177
1,000 5.000%, 9/01/52 9/29 at 103.00 N/R   940,650
965 Rocklin, Placer County, California, Special Tax Bonds, Community
Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R   978,983
1,040 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, 5.000%, 7/01/38, (AMT)
7/28 at 100.00 A2   1,085,833
6,110 Sacramento Municipal Utility District, California, Electric Revenue
Bonds, Refunding Series 2023D, 5.000%, 8/15/49, (Mandatory Put
10/15/30)
4/30 at 100.00 AA-   6,938,455
3,770 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43,
144A
7/23 at 37.24 N/R   1,414,617
750 San Francisco Community College District, California, General
Obligation Bonds, Taxable Election 2020 Series 2020A-1, 3.165%,
6/15/41
6/30 at 100.00 A1   585,885
San Jose, California, Airport Revenue Bonds, Taxable Refunding Series
2021C:
290 2.310%, 3/01/30 No Opt. Call A   245,876
420 3.290%, 3/01/41 3/31 at 100.00 A   318,692
Total California 88,356,286

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado - 12.1%
$ 2,630 64th Avenue ARI Authority, Adams County, Colorado, Special Revenue
Bonds, Series 2020, 6.500%, 12/01/43
12/25 at 103.00 N/R   $ 2,528,166
Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible
to Unlimited Tax Series 2018A:
1,000 4.375%, 12/01/28 12/23 at 103.00 N/R   965,680
1,000 5.125%, 12/01/48 12/23 at 103.00 N/R   929,640
6,250 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   5,676,375
1,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A, 5.000%, 12/01/48
9/24 at 103.00 N/R   893,670
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R   1,348,605
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2021A, 5.000%, 12/01/51
3/26 at 103.00 N/R   873,790
739 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48
12/23 at 103.00 N/R   669,822
1,000 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 N/R   774,830
1,500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
7/23 at 100.00 N/R   1,032,480
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017:
2,900 5.000%, 12/01/29, 144A 7/23 at 103.00 N/R   2,866,070
1,500 5.000%, 12/01/37, 144A 7/23 at 103.00 N/R   1,429,665
5,000 5.000%, 12/01/47, 144A 7/23 at 103.00 N/R   4,551,400
400 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017,
5.375%, 10/01/37
10/27 at 100.00 N/R   351,800
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R   82,902
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R   75,229
2,310 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-1, 0.000%, 11/15/58,
(Mandatory Put 11/15/28) , (WI/DD)
11/27 at 101.76 AA   2,524,229
6,560 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-2, 5.000%, 11/15/57,
(Mandatory Put 11/15/33) , (WI/DD)
11/32 at 101.57 AA   7,545,574
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Cappella of Grand Junction Project, Series 2019, 5.000%, 12/01/54,
144A
12/26 at 103.00 N/R   329,950
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
5.750%, 12/01/35, 144A
12/25 at 100.00 N/R   370,920
250 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R   245,618

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
12/24 at 103.00 N/R   $ 466,520
1,500 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.750%, 12/01/48
12/23 at 103.00 N/R   1,482,345
656 Dacono Urban Renewal Authority, Weld County, Colorado, Tax
Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R   623,725
Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022A:
3,895 5.000%, 11/15/31, (AMT) No Opt. Call AA-   4,327,540
1,545 5.500%, 11/15/40, (AMT) 11/32 at 100.00 AA-   1,719,631
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016:
1,250 5.000%, 12/01/29 12/26 at 100.00 BBB-   1,289,163
2,000 5.000%, 12/01/30 12/26 at 100.00 BBB-   2,062,060
1,000 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 N/R   1,000,000
685 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2020A, 5.000%, 9/01/36
9/30 at 100.00 A2   761,487
4,900 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   4,893,434
970 Flying Horse Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%,
12/01/49, 144A
9/24 at 103.00 N/R   926,845
1,000 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 5.750%, 12/01/30
12/24 at 100.00 N/R   984,570
Fourth North Business Improvement District, Silverthorne, Summit
County, Colorado, Special Revenue and Tax Supported Bonds,
Refunding & Improvement Senior Series 2022A:
1,665 5.250%, 12/01/32 12/30 at 102.00 N/R   1,656,359
4,445 5.750%, 12/01/52 12/30 at 102.00 N/R   4,352,144
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R   1,726,220
1,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R   887,440
1,050 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 N/R   953,358
2,089 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R   2,102,662
500 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B,
5.750%, 12/15/50
12/23 at 103.00 N/R   485,510
615 Jones District Community Authority Board, Centennial, Colorado,
Special Revenue Convertible Capital Appreciaiton Bonds, Series
2020A, 5.750%, 12/01/50
12/25 at 103.00 N/R   525,776
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 4.625%,
12/01/35
12/25 at 103.00 N/R   868,150

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2018A, 5.250%, 12/01/47
12/23 at 103.00 N/R   $ 923,700
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A,
5.000%, 12/01/39
9/24 at 103.00 N/R   481,545
3,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 N/R   3,001,530
500 Littleton Village Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2015, 5.375%,
12/01/45
7/23 at 101.00 N/R   492,520
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A:
500 5.000%, 12/01/41 6/26 at 103.00 N/R   458,930
500 5.000%, 4/15/51 6/26 at 103.00 N/R   430,345
500 Meadowbrook Heights Metropolitan District, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A(3),
4.875%, 12/01/51
9/26 at 103.00 N/R   393,475
Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A:
500 5.000%, 12/01/39 3/25 at 103.00 N/R   476,820
1,750 5.000%, 12/01/49 3/25 at 103.00 N/R   1,566,197
500 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.000%, 12/01/49
3/25 at 103.00 N/R   452,615
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 N/R   1,857,040
1,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.000%, 12/01/50
12/25 at 103.00 N/R   874,380
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019:
2,500 5.000%, 12/01/39 12/24 at 103.00 N/R   2,408,400
6,500 5.000%, 12/01/49 12/24 at 103.00 N/R   5,907,005
500 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R   464,180
290 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/51, 144A
3/26 at 103.00 N/R   253,164
1,550 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1,
7.500%, 12/01/52
12/27 at 103.00 N/R   1,553,317
7,980 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   7,536,711
Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A:
1,415 4.125%, 12/15/27, 144A 12/26 at 100.00 N/R   1,398,289
2,000 5.000%, 12/15/41, 144A 12/26 at 100.00 N/R   1,977,860
720 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018,
5.125%, 12/15/42
12/23 at 103.00 N/R   688,392

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Prairie Corner Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 N/R   $ 393,040
1,500 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
7/23 at 103.00 N/R   1,509,495
500 Raindance Metropolitan District 1, Acting by and through its Water
Activity Enterprise In the Town of Windsor, Weld County, Colorado,
Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.000%,
12/01/40
12/25 at 103.00 N/R   467,410
1,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017, 5.000%, 12/01/42
12/27 at 100.00 A1   1,035,150
2,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 N/R   1,561,560
1,865 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2016A, 5.000%, 11/01/46
11/26 at 100.00 Aa2   1,933,072
1,016 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 N/R   869,513
875 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R   856,424
1,400 South Sloan's Lake Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2019,
4.000%, 12/01/39 - AGM Insured
12/29 at 100.00 Baa1   1,408,806
1,650 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020, 5.000%,
12/01/40
12/25 at 103.00 N/R   1,556,363
496 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018A, 5.250%, 12/01/47
7/23 at 103.00 N/R   482,028
Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A:
1,500 5.000%, 12/01/39 9/24 at 103.00 N/R   1,441,470
1,000 5.000%, 12/01/49 9/24 at 103.00 N/R   911,320
1,618 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 AA   1,389,085
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019:
500 5.125%, 12/01/34 12/23 at 103.00 N/R   498,905
3,820 5.375%, 12/01/39 12/23 at 103.00 N/R   3,814,690
1,600 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-2, 6.000%, 12/01/50
12/23 at 81.31 N/R   1,093,584
2,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R   1,847,880
1,500 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R   1,311,255
1,000 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   910,510

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R   $ 1,225,480
500 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
9/24 at 103.00 N/R   480,650
1,856 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 N/R   1,718,656
Total Colorado 132,474,115
Connecticut - 0.1%
200 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
7/23 at 100.00 B2   199,964
100 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Healthcare Facility Expansion Church Home of Hartford Inc.
Project, Series 2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 BB   82,161
1,255 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2016B-1, 2.950%, 11/15/31
11/25 at 100.00 AAA   1,175,860
Total Connecticut 1,457,985
Delaware - 0.1%
1,500 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/43
12/28 at 100.00 BBB   1,536,270
35 Kent County, Delaware, Student Housing & Dining Facility Revenue
Bonds, Collegiate Housing Foundation - Dover LLC Delaware State
University Project, Series 2018A, 5.000%, 7/01/48
1/28 at 100.00 BB-   32,548
Total Delaware 1,568,818
District of Columbia - 1.2%
4,000 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Forward Delivery Series 2022C, 5.000%, 12/01/36
12/32 at 100.00 Aa1   4,605,160
6,005 District of Columbia, Income Tax Secured Revenue Bonds, Series
2022A, 5.500%, 7/01/47
7/32 at 100.00 Aa1   6,872,542
275 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B,
4.000%, 10/01/35
10/29 at 100.00 Baa2   279,832
415 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/26, (AMT)
No Opt. Call AA-   433,123
1,300 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A,
4.000%, 10/01/40
10/30 at 100.00 A+   1,296,958
Total District of Columbia 13,487,615
Florida - 9.7%
3,105 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Healthcare Project, Series 2007A, 4.552%,
12/01/37 (3-Month LIBOR*0.67% reference rate + 0.870% spread) (7)
7/23 at 100.00 A3   2,986,637
1,000 Ave Maria Stewardship Community District, Florida, Bond Anticipation
Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%,
5/01/26, 144A
7/23 at 100.00 N/R   975,480
1,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021, 3.750%, 5/01/41
5/31 at 100.00 N/R   827,160

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 240 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30, 144A
7/25 at 100.00 N/R   $ 169,013
3,225 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/40,
144A
7/26 at 100.00 N/R   2,950,746
255 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, South Tech Schools Project, Series 2020A, 5.000%, 6/15/55,
144A
6/27 at 100.00 N/R   215,437
900 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 5.000%, 6/01/56,
144A
6/31 at 100.00 N/R   754,578
1,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49,
144A
1/29 at 100.00 N/R   925,360
100 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The
Florida Charter Educational Foundation, Inc. Projects, Series 2018A,
5.375%, 6/15/48, 144A
6/28 at 100.00 N/R   91,481
50 Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018, 6.100%, 8/15/38, 144A
8/28 at 100.00 N/R   50,939
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021:
500 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R   361,210
1,000 4.200%, 8/15/56, 144A 8/28 at 100.00 N/R   728,840
500 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R   359,730
1,892 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(4)
6/28 at 100.00 N/R   245,986
90 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 4.375%, 6/15/27, 144A
No Opt. Call N/R   88,100
500 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R   469,115
1,000 Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical
Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A
6/30 at 100.00 N/R   713,910
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 5.000%, 10/15/47, 144A
10/27 at 100.00 Ba1   90,726
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/39, 144A
10/27 at 100.00 Ba1   95,175
1,500 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2019,
5.000%, 10/01/49, (AMT), 144A
10/27 at 100.00 N/R   1,439,250
500 Eden Hills Community Development District, Lake Alfred, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2020, 4.125%,
5/01/51
5/30 at 100.00 N/R   418,500
100 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series
2016A, 4.750%, 7/15/36, 144A
7/26 at 100.00 N/R   95,413
1,250 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%,
6/15/40
6/27 at 100.00 BBB   1,252,738
100 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/40, 144A
9/27 at 100.00 N/R   89,059

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,510 Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019,
5.000%, 5/01/29, (AMT), 144A
7/23 at 104.00 N/R   $ 1,440,857
3,000 Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023,
6.125%, 7/01/32, (AMT), (Mandatory Put 7/01/26), 144A
4/26 at 100.00 N/R   3,021,030
14,320 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   14,225,202
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
1,150 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 7/23 at 101.00 N/R   1,146,055
11,350 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 7/23 at 102.00 N/R   10,953,431
3,120 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 7/23 at 102.00 N/R   2,995,824
Florida Development Finance Corporation, Healthcare Facilties
Revenue Bonds, Lakeland Regional Health Systems, Series 2021:
550 4.000%, 11/15/35 11/31 at 100.00 A2   551,633
1,000 4.000%, 11/15/37 11/31 at 100.00 A2   981,580
2,360 4.000%, 11/15/38 11/31 at 100.00 A2   2,297,413
2,750 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
7/23 at 101.00 N/R   2,706,688
28,360 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
7/23 at 103.00 N/R   28,846,658
3,500 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
7/23 at 100.00 N/R   3,499,860
500 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39, 144A
11/29 at 100.00 N/R   506,530
1,500 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020, 4.000%, 11/01/45
11/29 at 100.00 A-   1,350,060
2,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A,
5.250%, 10/01/42
10/27 at 100.00 AA-   2,129,560
1,000 Magic Place Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2019, 4.500%,
5/01/51
5/30 at 100.00 N/R   858,880
100 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.875%, 7/01/37, 144A
7/27 at 100.00 N/R   100,580
1,070 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB) (6)
10/32 at 100.00 A3   1,124,559
2,845 Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009, 0.000%, 10/01/42 - BAM Insured
No Opt. Call A2   1,227,447
145 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
7/23 at 100.00 N/R   145,017
1,500 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   1,180,350
100 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc., Project, Series 2019,
5.000%, 7/01/29
No Opt. Call N/R   102,356

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 420 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Series 2021, 2.850%, 5/01/31
No Opt. Call N/R   $ 370,600
995 Sarasota National Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2020, 3.500%, 5/01/31
5/30 at 100.00 N/R   908,982
1,560 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A,
5.500%, 11/15/49
11/26 at 103.00 N/R   1,212,354
1,145 South Broward Hospital District, Florida, Hospital Revenue Bonds,
South Broward Hospital District Obligated Group, Refunding Series
2016A, 4.000%, 5/01/44
5/26 at 100.00 Aa3   1,104,582
6,130 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/45
9/30 at 54.56 A   2,069,488
205 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B, 4.000%, 7/01/39
7/30 at 100.00 A-   199,182
615 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R   579,410
1,420 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 3.000%, 5/01/41
5/31 at 100.00 N/R   1,039,610
550 Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023, 4.250%, 5/01/28, 144A ,
(WI/DD)
No Opt. Call N/R   551,501
700 Windward Community Development District, Florida, Special
Assessment Bonds, Series 2020A-1, 4.500%, 5/01/51
5/30 at 100.00 N/R   600,432
Total Florida 106,422,294
Georgia - 0.5%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current
Interest Series 2017A-1:
1,500 6.750%, 1/01/35 (4) 1/28 at 100.00 N/R   675,000
500 7.000%, 1/01/40 (4) 1/28 at 100.00 N/R   225,000
1,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2021A, 3.000%, 2/15/51 - BAM Insured
2/31 at 100.00 AA   737,170
200 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/36
7/28 at 100.00 BBB+   212,180
1,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series 2017A,
4.000%, 4/01/42
4/27 at 100.00 A2   963,190
2,750 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   2,659,030
500 Municipal Electric Authority of Georgia, General Resolution Projects
Subordinated Bonds, Series 20188HH, 5.000%, 1/01/29
1/28 at 100.00 A   534,730
Total Georgia 6,006,300
Guam - 0.5%
1,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/27
11/25 at 100.00 BB   1,017,490
1,700 Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding
Series 2021A, 5.000%, 11/01/35
5/31 at 100.00 Ba1   1,774,545

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Guam (continued)
Guam A.B. Won Pat  International Airport Authority, Revenue Bonds,
Series 2021A:
$ 610 2.699%, 10/01/26 No Opt. Call Baa2   $ 547,731
550 3.189%, 10/01/29 No Opt. Call Baa2   465,823
600 3.339%, 10/01/30 No Opt. Call Baa2   500,496
620 3.489%, 10/01/31 No Opt. Call Baa2   510,917
490 3.839%, 10/01/36 10/31 at 100.00 Baa2   392,421
80 Guam Government, General Obligation Bonds, Series 2019, 5.000%,
11/15/31, (AMT)
5/29 at 100.00 BB-   82,667
Total Guam 5,292,090
Idaho - 0.1%
1,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/37
9/28 at 100.00 A3   1,030,970
Total Idaho 1,030,970
Illinois - 6.1%
500 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019, 5.250%, 3/01/41
3/28 at 100.00 N/R   464,745
1,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   1,048,550
Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2023:
1,250 5.250%, 4/01/33 No Opt. Call A   1,406,987
1,250 5.250%, 4/01/40 4/33 at 100.00 A   1,336,050
1,725 5.500%, 4/01/43 4/33 at 100.00 A   1,869,590
1,335 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35
12/24 at 100.00 BB+   1,339,940
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B:
1,000 5.000%, 12/01/34 7/23 at 100.00 Ba2   1,000,010
1,000 4.000%, 12/01/35 7/23 at 100.00 Ba2   951,560
1,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB+   1,024,470
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/34
12/30 at 100.00 BB+   2,094,000
12,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA   12,680,750
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016G, 5.000%, 1/01/52
1/27 at 100.00 A+   1,015,770
2,000 Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/30
No Opt. Call BBB   2,156,700
1,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second
Lien Series 2014A, 5.000%, 1/01/31
1/24 at 100.00 A3   1,003,800
1,775 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Refunding Series 2023B, 5.000%, 1/01/38 - AGM Insured
7/32 at 100.00 A   1,959,192
Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B:
550 5.000%, 11/01/34 - AGM Insured 5/32 at 100.00 A   621,242
550 5.000%, 11/01/35 - AGM Insured 5/32 at 100.00 A   615,582
330 5.000%, 11/01/36 - AGM Insured 5/32 at 100.00 A   365,963
330 5.000%, 11/01/38 - AGM Insured 5/32 at 100.00 A   362,904
920 5.000%, 11/01/39 - AGM Insured 5/32 at 100.00 A   1,008,817

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A:
$ 2,600 4.000%, 11/15/39 11/30 at 100.00 AA-   $ 2,589,444
485 4.000%, 11/15/40 11/30 at 100.00 AA-   480,911
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Series 2018A, 4.125%, 5/15/47 - BAM Insured
11/28 at 100.00 AA   4,766,600
485 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic
Charter Schools Belmont School Project, Series 2015A, 5.750%,
12/01/35, 144A
12/25 at 100.00 N/R   496,208
750 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, 4.000%, 2/15/41
2/27 at 100.00 Aa2   730,140
260 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/34
9/32 at 100.00 BBB-   266,952
1,075 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R   876,351
815 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 AA-   863,647
Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A:
225 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) (6) 10/25 at 100.00 N/R  (8) 233,890
25 5.000%, 10/01/46, (UB) (6) 10/25 at 100.00 AA-   25,504
4,400 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-4, 7.100%, 7/01/35
No Opt. Call BBB+   4,750,328
2,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 BBB+   2,526,550
2,100 Illinois State, General Obligation Bonds, October Series 2020B, 4.000%,
10/01/33
10/30 at 100.00 BBB+   2,145,591
2,115 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior
Series 2023A, 5.250%, 1/01/43
7/33 at 100.00 AA-   2,356,702
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A:
1,710 0.000%, 12/15/35 12/31 at 90.33 BBB   1,002,436
1,800 0.000%, 6/15/39 12/31 at 81.66 BBB   862,704
2,000 0.000%, 6/15/40 12/31 at 79.15 BBB   906,140
1,885 0.000%, 12/15/40 12/31 at 78.00 BBB   834,320
730 0.000%, 12/15/41 12/31 at 75.58 BBB   305,761
1,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 0.000%, 12/15/52 - BAM
Insured
No Opt. Call AA   357,915
2,500 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 6/15/37 -
NPFG Insured
No Opt. Call Baa2   1,366,475
430 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R   395,561
2,890 Sales Tax Securitization Corporation, Illinois, Second Lien Sales Tax
Securitization Bonds, Refunding Series 2023C, 5.000%, 1/01/34 , (WI/
DD)
1/33 at 100.00 AA-   3,227,350
Total Illinois 66,694,102
Indiana - 2.1%
1,420 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   1,222,663

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 1,195 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Depauw University Project, Series 2019, 5.000%, 7/01/37
7/29 at 100.00 Baa1   $ 1,229,572
1,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 Baa2   1,005,330
110 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2012, 5.750%,
8/01/42, (AMT)
7/23 at 100.00 B1   110,465
1,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2020, 6.750%,
5/01/39, (AMT)
11/30 at 100.00 B1   1,128,980
1,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-1, 5.000%,
10/01/62, (Mandatory Put 7/01/28) , (WI/DD)
7/27 at 101.76 AA   1,088,150
4,115 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-2, 5.000%,
10/01/60, (Mandatory Put 7/01/30) , (WI/DD)
7/29 at 101.68 AA   4,610,528
4,125 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-3, 5.000%,
10/01/55, (Mandatory Put 7/01/32) , (WI/DD)
7/31 at 101.64 AA   4,690,166
2,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/40
10/24 at 100.00 A+   2,030,140
1,500 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%,
1/01/32, (AMT)
1/25 at 100.00 A   1,527,090
4,670 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call A2   4,766,389
Total Indiana 23,409,473
Iowa - 0.8%
1,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
7/23 at 100.00 BB+   977,870
2,135 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
5.000%, 12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 BBB-   2,188,033
5,500 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put
9/01/26)
6/26 at 100.62 A3   5,609,450
Total Iowa 8,775,353
Kansas - 0.3%
Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019:
1,680 5.000%, 3/01/25 No Opt. Call BB-   1,667,467
1,500 5.000%, 3/01/44 3/29 at 100.00 BB-   1,413,825
Total Kansas 3,081,292
Kentucky - 0.7%
60 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project,
Refunding Series 2019, 4.000%, 2/01/35
2/30 at 100.00 Baa1   59,357
1,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R   889,160

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 2,175 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A   $ 1,720,947
1,000 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 A1   1,024,480
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A:
1,000 5.000%, 7/01/26 7/25 at 100.00 Baa2   1,010,580
1,000 5.000%, 7/01/30 7/25 at 100.00 Baa2   1,015,060
1,000 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 122, Series 2019A, 4.000%, 11/01/34
11/28 at 100.00 A1   1,018,980
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Clifton Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R   816,450
Total Kentucky 7,555,014
Louisiana - 1.3%
2,785 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019,
5.000%, 12/01/34
12/29 at 100.00 BB   2,664,409
265 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin
Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 N/R   253,661
1,150 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A
6/31 at 100.00 N/R   955,627
500 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A
4/27 at 100.00 N/R   421,040
4,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB-   4,319,400
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   541,100
725 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB-   784,595
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   1,079,850
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   1,024,700
1,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   944,900
780 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, North Oaks Health System Project, Refunding Series
2021, 4.000%, 2/01/39
2/31 at 100.00 BBB+   736,882
Total Louisiana 13,726,164
Maryland - 0.4%
2,840 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/39
9/27 at 100.00 B   2,719,471
200 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.500%, 6/01/33, 144A
6/31 at 100.00 N/R   196,388

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 190 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 N/R   $ 186,352
140 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding
Series 2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R   136,858
500 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31 (4)
7/23 at 100.00 N/R   300,000
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31 (4)
7/23 at 100.00 N/R   600,000
Total Maryland 4,139,069
Massachusetts - 0.6%
165 Massachusetts Development Finance Agency Revenue Refunding
Bonds, NewBridge on the Charles, Inc. Issue, Series 2017, 5.000%,
10/01/47, 144A
7/23 at 105.00 BB+   149,911
2,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2   1,959,860
Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022:
470 5.000%, 10/01/39 10/32 at 100.00 A1   534,108
2,895 5.000%, 10/01/41 10/32 at 100.00 A1   3,263,331
1,115 5.000%, 10/01/44 10/32 at 100.00 A1   1,243,481
Total Massachusetts 7,150,691
Michigan - 1.8%
5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
7/23 at 100.00 N/R   3,737,800
5,000 Great Lakes Water Authority, Michigan, Water Supply System Revenue
Bonds, Series 2022B, 5.500%, 7/01/52
7/32 at 100.00 A2   5,437,100
10,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford
Health System, Refunding Series 2016, 5.000%, 11/15/41
11/26 at 100.00 A   10,237,000
Total Michigan 19,411,900
Minnesota - 1.6%
1,400 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.750%, 7/01/46
7/25 at 100.00 N/R   1,209,950
50 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin
Cities International Schools Project, Series 2017A, 5.000%, 12/01/47,
144A
12/27 at 100.00 N/R   46,345
3,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.125%, 7/01/48
7/23 at 100.00 BB+   3,000,810
2,175 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 A1   2,345,389
2,840 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023B, 5.000%, 11/15/53, (Mandatory Put
11/15/30)
11/29 at 101.75 A1   3,136,553
2,000 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2015A, 5.000%, 11/15/44
11/25 at 100.00 BBB+   2,023,080
1,135 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016, 5.000%,
12/01/40
12/25 at 100.00 Baa1   1,152,479

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 30 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 N/R   $ 22,184
3,745 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence,
Series 2023, 5.500%, 3/01/53, 144A
3/33 at 100.00 Ba1   3,486,632
840 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/47
11/27 at 100.00 BBB+   852,625
Total Minnesota 17,276,047
Mississippi - 0.2%
1,000 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.250%, 10/15/49, (Mandatory Put 10/15/39), 144A (4)
10/26 at 100.00 N/R   720,080
1,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%,
10/15/35
10/25 at 100.00 A-   1,028,600
Total Mississippi 1,748,680
Missouri - 1.2%
1,075 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series
2015A, 5.250%, 6/01/39
6/24 at 100.00 N/R   1,068,367
185 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021,
4.000%, 3/01/41
3/31 at 100.00 BB-   158,554
2,990 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2023A, 5.000%, 5/01/39
5/33 at 100.00 AA+   3,392,843
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 A+   2,895,780
792 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2016D, 3.400%, 11/01/46
11/25 at 100.00 AA+   783,232
1,006 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017C, 3.300%, 12/01/47
2/27 at 100.00 AA+   987,220
Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement Projects
Series 2020:
1,000 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 A1   1,061,130
2,625 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 A1   2,757,799
Total Missouri 13,104,925
Montana - 0.2%
2,410 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project, Series
2023, 3.875%, 7/01/28
4/28 at 100.00 A3   2,418,604
Total Montana 2,418,604
Nevada - 0.4%
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R   1,767,780

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Series 2017:
$ 172 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R   $ 176,345
165 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R   149,818
1,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R   806,570
225 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/38, 144A
12/25 at 100.00 BB   215,417
170 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 4.000%,
6/01/39
6/29 at 100.00 N/R   153,476
100 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/47, 144A
7/25 at 100.00 BBB-   93,578
790 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49
12/28 at 100.00 N/R   726,761
Total Nevada 4,089,745
New Hampshire - 0.1%
1,000 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%,
11/01/42, (AMT), 144A
7/23 at 100.00 B3   892,200
865 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020A, 3.625%,
7/01/43, (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B3   662,616
50 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A,
5.000%, 8/01/34
2/28 at 100.00 A   52,895
Total New Hampshire 1,607,711
New Jersey - 1.2%
735 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/40
1/29 at 100.00 A+   781,790
1,690 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A,
7.000%, 6/15/30, 144A
7/23 at 100.00 Baa2   1,679,725
New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A:
445 3.125%, 7/01/29 7/27 at 100.00 BB+   425,015
750 3.375%, 7/01/30 7/27 at 100.00 BB+   726,713
1,000 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 3.750%, 11/01/34, (AMT), (Mandatory Put 6/01/28)
No Opt. Call A+   994,860
4,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 A-   4,039,320
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/50
12/28 at 100.00 A-   1,031,960
3,750 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Refunding Series 2014A, 5.000%, 11/01/39
11/24 at 100.00 Baa2   3,765,112
Total New Jersey 13,444,495

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico - 0.1%
$ 1,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R   $ 901,060
Total New Mexico 901,060
New York - 9.7%
325 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/31
No Opt. Call N/R   303,898
1,060 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 N/R   1,062,894
3,445 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R   2,909,992
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1:
1,000 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R   819,820
3,490 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R   2,534,996
430 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Refunding Series 2020B, 4.760%, 2/01/27
No Opt. Call N/R   416,274
Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project, Series
2021A:
2,000 4.450%, 2/01/41 2/30 at 100.00 A2   1,579,440
1,000 4.600%, 2/01/51 2/30 at 100.00 A2   742,440
10,420 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2022C, 4.460%, 9/01/28, (Mandatory Put
9/01/25) (SIFMA reference rate + 0.450% spread) (7)
3/25 at 100.00 A   10,358,939
1,450 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019A-2,
5.000%, 11/15/45
11/28 at 100.00 BBB+   1,492,267
7,500 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020A-1,
5.000%, 11/15/48
5/30 at 100.00 BBB+   7,781,475
1,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.000%, 11/15/50
5/30 at 100.00 BBB+   1,036,340
Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-1:
4,810 5.000%, 11/15/44 11/30 at 100.00 BBB+   5,034,723
5,500 5.000%, 11/15/45 11/30 at 100.00 BBB+   5,745,080
400 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%,
1/01/50
1/26 at 103.00 N/R   319,968
600 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium
Project, Refunding Series 2021A, 3.000%, 1/01/35 - AGM Insured
1/31 at 100.00 BBB   545,838
2,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43
1/26 at 100.00 AA   2,058,000
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2023 Series A-1:
3,215 5.250%, 8/01/42 8/32 at 100.00 Aa1   3,633,689
5,360 5.000%, 8/01/43 8/32 at 100.00 Aa1   5,940,488
3,470 5.000%, 8/01/44 8/32 at 100.00 Aa1   3,835,426

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,000 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Lincoln Center for the Performing Arts, Series 2020A, 4.000%,
12/01/34
12/30 at 100.00 A3   $ 1,033,390
New York City, New York, General Obligation Bonds, Fiscal 2023 Series
1:
1,490 5.000%, 8/01/30 No Opt. Call AA   1,704,500
1,500 5.000%, 8/01/30 No Opt. Call AA   1,715,940
1,000 5.000%, 8/01/31 No Opt. Call AA   1,160,810
1,000 5.000%, 8/01/32 No Opt. Call AA   1,176,850
1,500 5.000%, 8/01/32 No Opt. Call AA   1,765,275
1,000 5.000%, 8/01/33 No Opt. Call AA   1,186,150
1,710 5.000%, 8/01/33 No Opt. Call AA   2,028,317
1,000 5.000%, 8/01/34 8/33 at 100.00 AA   1,181,890
1,000 5.000%, 8/01/35 8/33 at 100.00 AA   1,169,870
2,500 New York City, New York, General Obligation Bonds, Fiscal 2023 Series
E-1, 5.250%, 4/01/44
4/33 at 100.00 AA   2,841,275
5,085 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 5.000%, 3/15/41
9/32 at 100.00 AA+   5,686,708
3,500 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%,
3/15/45
9/32 at 100.00 Aa1   3,856,930
180 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB-   164,747
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A:
2,500 5.000%, 7/01/41, (AMT) 7/24 at 100.00 Baa2   2,500,100
1,000 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa2   1,001,280
2,505 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
7/23 at 100.00 B-   2,509,233
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020:
970 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B-   1,010,827
555 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B-   564,269
500 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 2.250%, 8/01/26, (AMT)
No Opt. Call B   481,795
100 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2020A, 4.000%, 12/01/41, (AMT)
12/30 at 100.00 Baa1   94,332
870 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2020C, 4.000%, 12/01/41
12/30 at 100.00 Baa1   838,715
1,320 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call BB+   1,318,350
1,000 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Second Series 2017, 5.000%, 10/15/36, (AMT)
4/27 at 100.00 AA-   1,038,790
Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Thirty-Eighth Series 2023:
2,750 5.000%, 7/15/34, (AMT) 7/33 at 100.00 AA-   3,081,842

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 690 5.000%, 7/15/35, (AMT) 7/33 at 100.00 AA-   $ 765,507
600 5.000%, 7/15/37, (AMT) 7/33 at 100.00 AA-   654,480
550 5.000%, 7/15/38, (AMT) 7/33 at 100.00 AA-   598,559
725 5.000%, 7/15/39, (AMT) 7/33 at 100.00 AA-   786,502
3,965 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%,
1/01/28 - SYNCORA GTY Insured, 144A
No Opt. Call C   3,786,575
160 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of
Educational Excellence Project, Series 2019A, 5.000%, 10/15/39
10/29 at 100.00 N/R   149,010
Total New York 106,004,805
North Carolina - 0.8%
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023:
355 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 A1   387,145
430 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 A1   466,146
1,435 5.250%, 7/01/48 - AGM Insured, (AMT) 7/33 at 100.00 A1   1,537,861
2,500 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 AA+   2,632,650
365 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021,
4.000%, 9/01/46
9/28 at 103.00 BBB-   297,486
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018:
1,000 5.000%, 1/01/32 - AGM Insured 1/29 at 100.00 BBB   1,093,070
1,000 5.000%, 1/01/33 - AGM Insured 1/29 at 100.00 BBB   1,086,930
1,305 5.000%, 1/01/34 - AGM Insured 1/29 at 100.00 BBB   1,412,858
Total North Carolina 8,914,146
Ohio - 1.7%
5,255 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   652,093
990 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   928,570
680 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Refunding Series 2017, 4.000%, 11/15/23
No Opt. Call Baa3   678,436
2,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Series 2016, 5.000%, 11/15/45
11/26 at 100.00 Baa3   1,944,320
100 Cleveland, Ohio, General Obligation Bonds, Various Purpose Refunding
Series 2021A, 3.000%, 12/01/35
6/30 at 100.00 Aa3   94,238
1,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-
1, 5.000%, 12/01/51
6/29 at 100.00 N/R   973,330
300 Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation
Project, Series 2009A, 5.700%, 8/01/23 (4)
No Opt. Call N/R   3
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29
No Opt. Call BBB-   908,830
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008B, 3.625%, 10/01/33 (4)
No Opt. Call N/R   10

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 3,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R   $ 30
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call Baa2   870,900
1,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A, 3.000%, 1/15/45
1/30 at 100.00 A   764,460
3,085 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (4)
No Opt. Call N/R   31
2,765 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008B, 3.625%, 10/01/33 (4)
No Opt. Call N/R   28
9,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33
No Opt. Call BBB-   8,669,880
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R   749,790
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R   918,250
Total Ohio 18,153,199
Oklahoma - 0.2%
2,000 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52
8/28 at 100.00 BB-   1,908,920
Total Oklahoma 1,908,920
Oregon - 0.2%
415 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 BBB+   426,965
1,235 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.500%, 7/01/48, (AMT)
7/33 at 100.00 AA-   1,358,821
Total Oregon 1,785,786
Pennsylvania - 4.1%
1,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A, 4.000%, 7/15/37
7/29 at 100.00 A   999,220
930 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior
Series 2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R   956,765
180 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3   183,625
175 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Lien, Series 2018, 5.125%, 5/01/32, 144A
5/28 at 100.00 N/R   178,435
2,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Generation
Project, Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   1,469,180
1,500 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB   1,506,495

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 2,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%,
2/15/39
2/27 at 100.00 A2   $ 2,065,440
385 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series
2021A, 4.000%, 5/01/51
5/30 at 100.00 BB   285,200
3,665 Montgomery County Industrial Development Authority, Pennsylvania,
Facilities Revenue Bonds, Constellation Energy Generation LLC
Project, Refunding Series 2023A, 4.100%, 10/01/53, (Mandatory Put
4/03/28)
No Opt. Call BBB   3,737,677
690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A (4)
6/30 at 100.00 N/R   623,629
690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A (4)
6/30 at 100.00 N/R   623,629
1,435 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31 (4),(5)
No Opt. Call N/R   1,193,432
2,965 Pennsylvania Economic Development Financing Authority, Parking
System Revenue Bonds, Capitol Region Parking System, Junior
Guaranteed Series 2013B, 0.000%, 1/01/45 - BAM Insured
No Opt. Call A3   1,045,133
2,375 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Drexel University, Refunding Series 2017, 5.000%, 5/01/33
11/27 at 100.00 BBB+   2,512,441
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B:
40 5.250%, 12/01/41 12/32 at 100.00 A1   44,737
525 5.250%, 12/01/42 12/32 at 100.00 A1   585,265
1,370 5.250%, 12/01/44 12/32 at 100.00 A1   1,522,727
2,060 5.250%, 12/01/47 12/32 at 100.00 A1   2,267,916
5,000 5.250%, 12/01/52 12/32 at 100.00 A1   5,466,750
1,500 Philadelphia Authority for Industrial Development, Pennsylvania, City
Service  Agreement Revenue Bonds, Series 2018, 5.000%, 5/01/38
5/28 at 100.00 A   1,583,535
550 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A,
5.375%, 6/15/50, 144A
12/27 at 100.00 N/R   477,076
Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Taxable Series
2020B:
465 4.875%, 12/15/35, 144A 12/27 at 100.00 N/R   417,310
500 5.125%, 12/15/44, 144A 12/27 at 100.00 N/R   430,335
1,560 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017, 5.000%, 7/01/32
7/27 at 100.00 Baa3   1,608,890
Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A:
3,335 4.000%, 9/01/39 - BAM Insured 9/31 at 100.00 A1   3,384,758
2,335 4.000%, 9/01/40 - BAM Insured 9/31 at 100.00 A1   2,355,571
3,335 4.000%, 9/01/41 - BAM Insured 9/31 at 100.00 A1   3,347,707
State Public School Building Authority, Pennsylvania, College Revenue
Bonds, Allegheny County Community College, Series 2020:
1,215 4.000%, 3/01/35 - BAM Insured 3/30 at 100.00 A3   1,253,807
1,320 4.000%, 3/01/37 - BAM Insured 3/30 at 100.00 A3   1,345,832
1,425 4.000%, 3/01/39 - BAM Insured 3/30 at 100.00 A3   1,444,409
Total Pennsylvania 44,916,926

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico - 3.4%
$ 546 HTA Claas 6, Puerto Rico Highway and Transportation Authority
Highway Revenue Bonds, Series 2022, 5.250%, 7/01/38
7/23 at 100.00 N/R   $ 545,931
1,500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R   1,314,090
260 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   262,735
3,570 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)
7/23 at 100.00 D   1,347,675
175 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 5.000%, 7/01/27 (4)
7/23 at 100.00 D   66,062
500 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA, 5.250%, 7/01/24 (4)
7/23 at 100.00 D   188,750
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC, 3.990%, 7/01/28 (4)
7/23 at 100.00 D   377,500
2,650 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 5.250%, 7/01/40 (4)
7/23 at 100.00 D   1,000,375
1,375 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 4.250%, 7/01/20 (4)
No Opt. Call D   515,625
100 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2013A, 7.000%, 7/01/43 (4)
7/23 at 100.00 D   37,750
2,265 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Build America Bond Series 2010EE, 4.044%, 7/01/32 (4)
7/23 at 100.00 D   855,037
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
1,000 4.550%, 7/01/40 7/28 at 100.00 N/R   979,480
15,000 0.000%, 7/01/51 7/28 at 30.01 N/R   3,171,000
3,500 5.000%, 7/01/58 7/28 at 100.00 N/R   3,420,760
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
718 5.250%, 7/01/23 No Opt. Call N/R   718,425
210 0.000%, 7/01/24 No Opt. Call N/R   200,985
1,433 5.375%, 7/01/25 No Opt. Call N/R   1,469,057
1,420 5.625%, 7/01/27 No Opt. Call N/R   1,496,672
1,397 5.625%, 7/01/29 No Opt. Call N/R   1,498,220
1,357 5.750%, 7/01/31 No Opt. Call N/R   1,484,720
1,656 0.000%, 7/01/33 7/31 at 89.94 N/R   1,014,612
1,287 4.000%, 7/01/33 7/31 at 103.00 N/R   1,225,276
1,156 4.000%, 7/01/35 7/31 at 103.00 N/R   1,077,838
6,993 4.000%, 7/01/37 7/31 at 103.00 N/R   6,294,818
1,349 4.000%, 7/01/41 7/31 at 103.00 N/R   1,176,029
1,403 4.000%, 7/01/46 7/31 at 103.00 N/R   1,190,748
9,546 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R   4,821,034
Total Puerto Rico 37,751,204
South Carolina - 0.7%
385 Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021, 3.875%, 5/01/41, 144A
5/29 at 100.00 N/R   282,752
250 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-1, 5.000%, 12/01/31
12/23 at 100.00 N/R   250,137
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series
2021A, 5.000%, 11/15/55, 144A
11/26 at 100.00 N/R   862,930

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Lowcountry Leadership Charter School
Project, Series 2019A, 5.000%, 12/01/49, 144A
12/29 at 100.00 Baa3   $ 941,800
2,500 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, McLeod Health Projects, Refunding & Improvement
Series 2018, 5.000%, 11/01/43
5/28 at 100.00 AA-   2,583,000
250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project,
Series 2021A, 8.750%, 7/01/25
7/23 at 100.00 N/R   275,220
1,250 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   1,253,450
1,000 South Carolina State Ports Authority, Revenue Bonds, Series 2018,
5.000%, 7/01/29, (AMT)
7/28 at 100.00 A+   1,070,380
Total South Carolina 7,519,669
Tennessee - 0.2%
2,000 Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B,
0.000%, 12/01/31, 144A
No Opt. Call N/R   1,244,100
1,000 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46 (4)
7/27 at 100.00 N/R   623,890
Total Tennessee 1,867,990
Texas - 13.1%
1,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50,
144A
10/31 at 100.00 N/R   823,350
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 N/R   850,900
755 Bexar County, Texas, Venue Project Revenue Bonds, Taxable Refunding
Combined Venue Tax Series 2021, 3.031%, 8/15/41 - AGM Insured
8/31 at 100.00 A-   550,108
1,000 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2021D, 4.000%, 1/01/44
7/31 at 100.00 A3   970,430
245 City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project, Special Assessment Revenue
Bonds, Series 2022, 4.375%, 9/15/27, 144A
No Opt. Call N/R   240,387
5,635 Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2023A, 5.000%, 2/15/42
2/33 at 100.00 AA-   6,286,744
50 Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1,
Series 2019, 4.250%, 8/15/49, 144A
8/27 at 100.00 N/R   43,614
1,250 Harris County Industrial Development Corporation, Texas, Revenue
Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series
2023, 4.050%, 11/01/50, (Mandatory Put 6/01/33)
3/33 at 100.00 BBB-   1,260,488
3,990 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H, 0.000%, 11/15/24 - NPFG Insured
No Opt. Call BB+   3,777,014
100 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 N/R   101,075
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A:
4,500 5.000%, 7/01/32 , (WI/DD) No Opt. Call N/R   4,982,179

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 3,330 5.000%, 7/01/33 , (WI/DD) No Opt. Call N/R   $ 3,712,334
3,500 5.000%, 7/01/34 , (WI/DD) No Opt. Call N/R   3,890,156
1,250 5.000%, 7/01/38 , (WI/DD) No Opt. Call N/R   1,352,156
1,250 5.250%, 7/01/39 , (WI/DD) No Opt. Call N/R   1,375,445
2,500 5.250%, 7/01/40 , (WI/DD) No Opt. Call N/R   2,737,775
2,500 5.250%, 7/01/41 , (WI/DD) No Opt. Call N/R   2,727,757
1,250 5.250%, 7/01/42 , (WI/DD) No Opt. Call N/R   1,362,469
1,710 5.250%, 7/01/43 , (WI/DD) No Opt. Call N/R   1,860,526
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 BB-   2,006,840
4,285 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Airport Improvements Project, Refunding Series
2020C, 5.000%, 7/15/27, (AMT)
No Opt. Call B-   4,342,119
1,525 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Technical Operations Center Project, Series 2018,
5.000%, 7/15/28, (AMT)
No Opt. Call BB-   1,553,685
2,700 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B-   2,735,451
Houston, Texas, Combined Utility System Revenue Bonds, Refunding
First Lien Series 2017B:
3,250 5.000%, 11/15/34 11/27 at 100.00 Aa2   3,516,403
4,500 5.000%, 11/15/35 11/27 at 100.00 Aa2   4,844,655
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding
Series 2014, 5.000%, 9/01/32
9/24 at 100.00 A   1,010,740
225 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019,
4.875%, 9/01/44, 144A
9/29 at 100.00 N/R   212,038
Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021:
5,615 4.000%, 11/01/38 - AGM Insured, (AMT) 11/31 at 100.00 A   5,509,775
1,000 4.000%, 11/01/39 - AGM Insured, (AMT) 11/31 at 100.00 A   974,620
8,620 Lower Colorado River Authority, Texas, Revenue Bonds, Refunding
Series 2023B, 5.000%, 5/15/39, (Mandatory Put 5/15/28)
2/28 at 100.00 A   9,231,761
375 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021, 5.000%, 5/15/41
5/30 at 100.00 A   402,071
500 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1
Project, Series 2021, 4.125%, 9/01/41, 144A
9/31 at 100.00 N/R   434,910
1,500 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, AEP Texas Central Company Project, Remarketing,
Series 2008-1, 4.000%, 6/01/30
7/23 at 100.00 Baa2   1,492,995
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019:
500 5.750%, 9/15/39, 144A 9/29 at 100.00 N/R   505,655
500 6.000%, 9/15/49, 144A 9/29 at 100.00 N/R   508,725
1,000 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
7/23 at 104.00 BB-   975,510
270 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (4)
1/26 at 102.00 N/R   5,404

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 35 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R   $ 26,995
230 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R   188,844
1,029 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R   411,368
25 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project,
Series 2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R   19,503
New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series
2021A-1:
7,735 5.250%, 1/01/42 1/28 at 103.00 N/R   5,894,998
7,360 5.500%, 1/01/57 1/28 at 103.00 N/R   5,290,883
1,145 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
(4)
7/25 at 100.00 Caa2   1,036,225
Pflugerville Independent School District, Travis and Williamson
Counties, Texas, General Obligation Bonds, School Building Series
2023A:
1,850 4.000%, 2/15/42 2/33 at 100.00 AA+   1,826,635
2,590 4.000%, 2/15/44 2/33 at 100.00 AA+   2,526,985
Pflugerville, Texas, Certificates of Obligation, Combination Tax and
Revenue Series 2023:
970 5.000%, 8/01/32 No Opt. Call Aa1   1,136,452
1,790 5.000%, 8/01/33 8/32 at 100.00 Aa1   2,094,211
1,650 5.000%, 8/01/34 8/32 at 100.00 Aa1   1,922,629
2,275 5.000%, 8/01/35 8/32 at 100.00 Aa1   2,626,146
915 5.000%, 8/01/36 8/32 at 100.00 Aa1   1,046,266
550 5.000%, 8/01/37 8/32 at 100.00 Aa1   622,303
3,500 Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021B,
4.100%, 1/01/28, 144A
7/23 at 102.05 N/R   2,771,545
100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 N/R   91,597
100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.500%, 9/01/39, 144A
9/29 at 100.00 N/R   101,555
1,795 Spring Independent School District, Hardin County, Texas, Unlimited
Tax School Building Bonds, Series 2023, 4.000%, 8/15/52
8/33 at 100.00 AA-   1,741,545
450 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series
2021, 3.292%, 9/01/40 - AGM Insured
9/30 at 100.00 A1   341,829
Tarrant County Hospital District, Texas, General Obligation Bonds,
Limited Tax Series 2023:
4,030 4.000%, 8/15/43 8/32 at 100.00 AA   3,965,641
2,335 4.250%, 8/15/48 8/32 at 100.00 AA   2,316,133
5,500 5.250%, 8/15/48 8/32 at 100.00 AA   6,074,695
1,500 5.250%, 8/15/53 8/32 at 100.00 AA   1,646,730

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Texas State, General Obligation Bonds, Water Financial Assistance
Bonds, Economic Distressed Areas Program Series 2023C:
$ 1,650 5.000%, 8/01/31 , (WI/DD) No Opt. Call AAA   $ 1,912,663
1,290 5.000%, 8/01/32 , (WI/DD) No Opt. Call AAA   1,515,814
550 5.000%, 8/01/33 , (WI/DD) No Opt. Call AAA   653,417
550 5.000%, 8/01/34 , (WI/DD) 8/33 at 100.00 AAA   650,545
550 5.000%, 8/01/35 , (WI/DD) 8/33 at 100.00 AAA   643,924
Texas State, General Obligation Bonds, Water Financial Assistance
Bonds, Series 2023A:
500 5.000%, 8/01/41 , (WI/DD) 8/33 at 100.00 AAA   561,630
510 5.000%, 8/01/42 , (WI/DD) 8/33 at 100.00 AAA   571,338
550 5.000%, 8/01/43 , (WI/DD) 8/33 at 100.00 AAA   615,021
2,885 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2020, 4.000%, 10/15/45
10/30 at 100.00 AAA   2,886,356
655 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 AAA   644,933
6,915 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2022, 4.800%, 10/15/52
10/32 at 100.00 AAA   7,367,241
Total Texas 142,912,859
Utah - 0.4%
245 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39,
(AMT), 144A
12/27 at 100.00 N/R   244,449
970 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R   748,413
Vineyard Redevelopment Agency, Utah, Tax Increment Revenue Bonds,
Refunding Series 2021:
190 4.000%, 5/01/36 - AGM Insured 5/31 at 100.00 AA   197,157
280 4.000%, 5/01/38 - AGM Insured 5/31 at 100.00 AA   283,957
2,540 Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023, 7.000%, 12/01/42,
144A , (WI/DD)
9/28 at 103.00 N/R   2,542,921
Total Utah 4,016,897
Virgin Islands - 0.3%
Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A:
1,295 5.000%, 10/01/30 No Opt. Call N/R   1,295,674
1,470 5.000%, 10/01/39 10/32 at 100.00 N/R   1,454,212
1,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.125%, 10/01/42, 144A
10/29 at 104.00 N/R   964,150
Total Virgin Islands 3,714,036
Virginia - 1.6%
250 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%,
3/01/45, 144A
3/25 at 100.00 N/R   250,135
Virginia College Building Authority, Educational Facilities Revenue
Bonds, 21st Century Collage & Equipment Programs, Series 2023A:
2,750 5.000%, 2/01/33 No Opt. Call AA+   3,280,640
3,410 5.250%, 2/01/42 2/33 at 100.00 AA+   3,907,451
2,750 Virginia College Building Authority, Educational Facilities Revenue
Bonds, 21st Century Collage & Equipment Programs, Series 2023B,
5.000%, 2/01/33
No Opt. Call AA+   3,280,640

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 800 Virginia Commonwealth Transportation Board, Interstate 81 Corridor
Program Revenue Bonds, Senior Lien Series 2021, 4.000%, 5/15/35
5/31 at 100.00 AA-   $ 843,376
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds,
Series 2023A:
325 5.000%, 7/01/41 7/33 at 100.00 AA+   369,785
525 5.000%, 7/01/42 7/33 at 100.00 AA+   594,809
640 5.000%, 7/01/43 7/33 at 100.00 AA+   723,776
100 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41,
144A
4/28 at 112.76 N/R   101,187
2,500 Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022, 5.000%,
12/31/52, (AMT)
12/32 at 100.00 Baa1   2,551,825
1,470 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Taxable Senior Series 2020B-1, 12.000%, 10/01/50,
144A
10/30 at 127.60 N/R   1,689,353
Total Virginia 17,592,977
Washington - 1.4%
1,615 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 A1   1,691,244
1,070 Snohomish County Public Utility District 1, Washington, Generation
System Revenue Bonds, Series 2015, 5.000%, 12/01/45
12/25 at 100.00 AA-   1,086,585
1,000 University of Washington, General Revenue Bonds, Series 2020A,
4.000%, 4/01/45
4/30 at 100.00 AA+   981,170
530 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (4),(5)
1/28 at 100.00 N/R   5
245 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A (4),(5)
1/28 at 100.00 N/R   2
150 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (4),(5)
No Opt. Call N/R   2
100 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (4),(5)
No Opt. Call N/R   1
2,145 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 A   2,146,759
3,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B, 4.000%,
10/01/42, (Mandatory Put 10/01/30)
No Opt. Call A   3,011,940
200 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%,
7/01/45, (Pre-refunded 7/01/25), 144A
7/25 at 100.00 N/R  (8) 212,340
1,000 Washington State Housing Finance Commission, Nonprofit Revenue
Bonds, Spokane International Academy Project, Series 2021A,
5.000%, 7/01/50, 144A
7/31 at 100.00 Ba2   931,510
4,500 Washington State, General Obligation Bonds, Various Purpose Series
2022A-2, 5.000%, 8/01/40
8/31 at 100.00 AA+   5,008,680
Total Washington 15,070,238

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia - 0.5%
$ 100 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A,
5.500%, 6/01/37, 144A
6/27 at 100.00 N/R   $ 102,162
975 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R   788,385
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021,
4.125%, 7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B2   986,590
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/30
9/29 at 100.00 Baa1   1,060,430
2,435 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A, 5.000%,
6/01/43
6/33 at 100.00 A   2,593,397
Total West Virginia 5,530,964
Wisconsin - 2.5%
2,500 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R   2,092,100
105 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A,
5.000%, 6/15/49, 144A
6/26 at 100.00 N/R   87,780
90 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 N/R   85,364
420 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 4.000%, 6/15/30, 144A
No Opt. Call Ba1   402,259
150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/40,
144A
7/28 at 100.00 BB-   136,839
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A:
100 5.000%, 1/01/42, 144A 1/28 at 100.00 N/R   90,054
230 5.000%, 1/01/56, 144A 1/28 at 100.00 N/R   193,844
250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
5.625%, 7/01/45, 144A
7/25 at 100.00 N/R   251,370
100 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%,
6/15/37, 144A
6/27 at 100.00 N/R   100,206
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1:
3 0.000%, 1/01/47, 144A (4) No Opt. Call N/R   67
3 0.000%, 1/01/48, 144A (4) No Opt. Call N/R   55
3 0.000%, 1/01/49, 144A (4) No Opt. Call N/R   52
2 0.000%, 1/01/50, 144A (4) No Opt. Call N/R   46
2 0.000%, 1/01/51, 144A (4) No Opt. Call N/R   43
3 0.000%, 1/01/52, 144A (4) No Opt. Call N/R   53
3 0.000%, 1/01/53, 144A (4) No Opt. Call N/R   49
3 0.000%, 1/01/54, 144A (4) No Opt. Call N/R   45
3 0.000%, 1/01/55, 144A (4) No Opt. Call N/R   42

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 3 0.000%, 1/01/56, 144A (4) No Opt. Call N/R   $ 39
160 5.500%, 7/01/56, 144A (4) 3/28 at 100.00 N/R   88,930
3 0.000%, 1/01/57, 144A (4) No Opt. Call N/R   41
3 0.000%, 1/01/58, 144A (4) No Opt. Call N/R   38
3 0.000%, 1/01/59, 144A (4) No Opt. Call N/R   35
3 0.000%, 1/01/60, 144A (4) No Opt. Call N/R   32
3 0.000%, 1/01/61, 144A (4) No Opt. Call N/R   30
3 0.000%, 1/01/62, 144A (4) No Opt. Call N/R   27
3 0.000%, 1/01/63, 144A (4) No Opt. Call N/R   26
3 0.000%, 1/01/64, 144A (4) No Opt. Call N/R   24
3 0.000%, 1/01/65, 144A (4) No Opt. Call N/R   22
3 0.000%, 1/01/66, 144A (4) No Opt. Call N/R   22
35 0.000%, 1/01/67, 144A (4) No Opt. Call N/R   242
200 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Shining Rock Classical Academy, Series 2022A, 6.125%, 6/15/57
6/29 at 101.00 N/R   186,674
750 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.250%, 6/01/39, 144A
6/27 at 102.00 N/R   686,340
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R   815,680
1,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 N/R   789,150
1,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue
Bonds, National Gypsum Company Project, Refunding Series 2016,
4.000%, 8/01/35, (AMT)
8/26 at 100.00 N/R   881,030
Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Appalachian Regional Healthcare System Obligated Group,
Series 2021A:
185 5.000%, 7/01/38 1/31 at 100.00 BBB   191,821
375 5.000%, 7/01/41 1/31 at 100.00 BBB   385,984
2,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/52
2/32 at 100.00 BBB-   1,998,040
Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Subordinate Lien Series
2022B:
1,665 5.625%, 2/01/46, 144A 2/32 at 100.00 N/R   1,674,574
2,000 6.000%, 2/01/62, 144A 2/32 at 100.00 N/R   2,034,720
2,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 6.750%, 12/01/42, 144A
12/27 at 100.00 N/R   1,811,860
3,750 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022B,
4.000%, 10/01/46, (Mandatory Put 10/01/30)
No Opt. Call A   3,793,237
105 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 N/R   63,000
500 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.950%, 7/01/38, 144A
7/28 at 100.00 N/R   405,305
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour
LLC Obligated Group Aviation Facilities Project, Series 2021:
1,100 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R   929,368
1,750 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R   1,356,075
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1:
180 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R   110,700
865 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R   531,975

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 980 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 N/R   $ 602,700
125 Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 8/31/23 (4),(5)
No Opt. Call N/R   19,062
2,000 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A
6/26 at 100.00 BBB-   1,945,160
1,100 Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Wilson Preparatory Academy, Series 2019A, 5.000%, 6/15/49, 144A
6/26 at 100.00 N/R   992,178
1,210 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 BBB-   1,198,687
31 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota
College of Osteopathic Medicine, Senior Series 2019A-1, 5.500%,
12/01/48, 144A (4)
12/28 at 100.00 N/R   9,434
220 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Gundersen Health System, Refunding Series 2021A,
3.000%, 10/15/37
10/31 at 100.00 AA-   189,772
Total Wisconsin 27,132,302
Total Municipal Bonds
(cost $1,116,885,931) 1,070,903,046
Shares Description (1) Value
X – COMMON STOCKS - 2.5%
X 26,879,494
Electric Utilities - 0.2%
8,432 Talen Energy Corp (9) $ 409,652
22,464 Talen Energy Supply LLC (9) 1,091,369
Total Electric Utilities 1,501,021
Independent Power and Renewable Electricity Producers - 2.3%
329,146 Energy Harbor Corp (9),(10) 25,378,473
Total Independent Power and Renewable Electricity Producers 25,378,473
Total Common Stocks
(cost $7,987,070) 26,879,494
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
– U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
X 5,955,107
$ 6,000 United States Treasury Bill 0.000% 8/24/23 AA+ $ 5,955,107
Total U.S. Government and Agency Obligations
(cost $5,955,837) 5,955,107
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X – CORPORATE BONDS - 0.4%
X 4,447,316
Health Care Providers & Services - 0.4%
$ 2,750 Care New England Health System 5.500% 9/01/26 B+ $ 2,497,000
2,000 Toledo Hospital/The 6.015% 11/15/48 BB- 1,400,000
Total Health Care Providers & Services 3,897,000
Machinery - 0.0%
140 Columbia Pulp I LLC (5) 16.000% 8/31/23 N/R 66,252
Total Machinery 66,252

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
Real Estate Management & Development - 0.0%
$ 504 Benloch Ranch Improvement Association No 1, 144A
(5)
9.750% 12/01/39 N/R $ 484,064
Total Real Estate Management & Development 484,064
Total Corporate Bonds
(cost $4,529,574) 4,447,316
Principal
Amount (000) Description (1)
Coupon
(11)
Reference
Rate (11) Spread (11) Maturity (12) Ratings (3) Value
X – VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (11)
X 102,765
Hotels, Restaurants & Leisure - 0.0%
$ 3 Lombard Starwood Westin
Hotel Conference Center
and Hotel Project Revenue
Bonds , (cash 7.500%, PIK
7.500%)(5),(13)
7.500% N/A N/A 12/31/23 N/R $ 2,765
Total Hotels, Restaurants & Leisure 2,765
Trading Companies & Distributors - 0.0%
100 KDC Agribusiness Fairless
Hills LLC (5)
12.000% 0.000% 9/17/23 N/R 100,000
Total Trading Companies & Distributors 100,000
Total Variable Rate Senior Loan Interests
(cost $102,765) 102,765
Total Long-Term Investments
(cost $1,135,461,177) 1,108,287,728
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.8%
X – MUNICIPAL BONDS - 1.8%
X 20,000,000
National - 1.8%
$ 12,500 Invesco Municipal Opportunity Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6VMO, 4.350%, 12/01/24, (AMT), 1 44A
(14)
No Opt. Call AA $ 12,500,000
7,500 Invesco Value Municipal Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM, 4.350%, 3/20/24, (AMT), 144A
(14)
No Opt. Call AA 7,500,000
Total National 20,000,000
Total Municipal Bonds
(cost $20,000,000) 20,000,000
Total Short-Term Investments
(cost $20,000,000) 20,000,000
Total Investments
(cost $1,155,461,177 ) - 103.1% 1,128,287,728
Floating Rate Obligations - (0.3)% (3,400,000)
Other Assets & Liabilities, Net -  (2.8)% (30,938,679)
Net Assets - 100% $ 1,093,949,049

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,069,682,488 $ 1,220,558 $ 1,070,903,046
Common Stocks – 26,879,494 – 26,879,494
U.S. Government and Agency Obligations – 5,955,107 – 5,955,107
Corporate Bonds – 3,897,000 550,316 4,447,316
Variable Rate Senior Loan Interests – – 102,765 102,765
Short-Term Investments:
Municipal Bonds – 20,000,000 – 20,000,000
Total
$ – $ 1,126,414,089 $ 1,873,639 $ 1,128,287,728
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality
Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%,
8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear GenerationProject, Refunding
Series 2008B, 3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear
Generation Project, RefundingSeries 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A,3.000%, 5/15/19; Ohio Water Development Authority, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6,
2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity.
Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(11) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(12) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(13) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(14) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA Securities Industry and Financial Market Association
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.